    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 24, 2009

                                                             FILE NO. 333-148565

                                                                       811-09295

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-4

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.               / /
POST-EFFECTIVE AMENDMENT NO. 8            /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 324                         /X/

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                             SEPARATE ACCOUNT SEVEN

                           (Exact Name of Registrant)

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                              (Name of Depositor)

                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                   (Address of Depositor's Principal Offices)

                                 (860) 843-1941

              (Depositor's Telephone Number, Including Area Code)

                                RICHARD J. WIRTH
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                    (Name and Address of Agent for Service)

                                  ------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

                                  ------------

It is proposed that this filing will become effective:

/X/    immediately upon filing pursuant to paragraph (b) of Rule 485
/ /    on              pursuant to paragraph (b) of Rule 485
/ /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /    on pursuant to paragraph (a)(1) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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
                                     PART A

HARTFORD LEADERS

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT SEVEN (EST. 4/1/99)
HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT SEVEN (EST. 12/8/86)
P.O. BOX 5085
HARTFORD, CONNECTICUT 06102 - 5085

[TELEPHONE ICON]  1-800-862-6668 (CONTRACT OWNERS)
                  1-800-862-7155 (REGISTERED REPRESENTATIVES)
[COMPUTER ICON]   WWW.HARTFORDINVESTOR.COM

                                                             [THE HARTFORD LOGO]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This prospectus describes information you should know before you purchase Series V of the Hartford Leaders variable annuity. The prospectus describes a contract between each Owner and joint Owner ("you") and Hartford Life and Annuity Insurance Company or Hartford Life Insurance Company ("us," "we" or "our"). This is an individual, deferred, flexible-premium variable annuity. This variable annuity allows you to allocate your Deposit among the following portfolio companies:

X  AIM Variable Insurance Funds

X  AllianceBernstein Variable Products Series Fund, Inc.

X  Fidelity Variable Insurance Products Funds

X  Franklin Templeton Variable Insurance Products Trust

X  Hartford HLS Series Fund II

X  Hartford Series Fund, Inc.


X  Lord Abbett Series Fund, Inc.


X  MFS(R) Variable Insurance Trust

X  Putnam Variable Trust

You may also allocate your Deposit to the Personal Pension Account and/or the Fixed Accumulation Feature. The Fixed Accumulation Feature is not available for every Contract class.

This prospectus refers to the following Contract classes:

X  B Share (Core)

X  C Share (Access)

X  I Share (Advisory)

The Contract class will be selected on your application and identified in your Contract. Not every Contract class or optional rider may be available from your Financial Intermediary. The I share class is offered through registered investment/financial advisors. Other available Contract classes offered through select Financial Intermediaries are not described in this Prospectus and may be subject to different charges.

Please read this prospectus carefully before investing and keep it for your records and for future reference. You can also contact us to get a Statement of Additional Information free of charge. The Statement of Additional Information contains more information about this Contract and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC" or "Commission"). Although we file this prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from us or the SEC's website (www.sec.gov).

This variable annuity may not be suitable for everyone. This variable annuity may not be appropriate for people who do not have a long investment time horizon and is not appropriate for people who intend to engage in market timing. You will get NO ADDITIONAL TAX ADVANTAGE from this variable annuity if you are investing in a variable annuity through a tax-advantaged retirement plan (such as a 401(k) plan or Individual Retirement Account ("IRA")). This prospectus is not intended to provide tax, accounting or legal advice.

We are not an investment adviser nor are we registered as such with the SEC or any state securities regulatory authority. We are not acting in any fiduciary capacity with respect to your investment. This information does not constitute personalized investment advice or financial planning advice.

   NOT INSURED BY FDIC OR ANY      MAY LOSE       NOT A DEPOSIT OF OR GUARANTEED BY      [NOT] FDIC
   FEDERAL GOVERNMENT AGENCY        VALUE          ANY BANK OR ANY BANK AFFILIATE        [NOT] BANK

--------------------------------------------------------------------------------

PROSPECTUS DATED: AUGUST 14, 2009

STATEMENT OF ADDITIONAL INFORMATION DATED: AUGUST 14, 2009

2

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CONTENTS

                                                                         PAGE
--------------------------------------------------------------------------------
1. INTRODUCTION                                                                3
2. FEE SUMMARY                                                                 4
3. MANAGEMENT OF THE CONTRACT                                                 10
  The Company                                                                 10
  The General Account                                                         10
  The Separate Account                                                        10
  The Funds                                                                   10
  Fixed Accumulation Feature                                                  12
  Personal Pension Account                                                    13
4. INFORMATION ON YOUR ACCOUNT                                                17
  a. Opening an Account                                                       17
  b. Charges and Fees                                                         24
  c. Surrenders                                                               27
  d. Annuity Payouts                                                          29
  e. Standard Death Benefit                                                   33
5. RETURN OF PREMIUM DEATH BENEFIT                                            34
6. FURTHER INFORMATION                                                        38
  a. Glossary                                                                 38
  b. State Variations                                                         40
  c. Miscellaneous                                                            41
  d. Legal Proceedings                                                        42
  e. How Contracts Are Sold                                                   42
7. FEDERAL TAX CONSIDERATIONS/ TAX-QUALIFIED RETIREMENT PLANS                 44
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION                      59
APPENDIX A - EXAMPLES                                                    APP A-1
APPENDIX B - ACCUMULATION UNIT VALUES                                    APP B-1
APPENDIX C - FUND DATA                                                   APP C-1

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1. INTRODUCTION

HOW TO BUY THIS VARIABLE ANNUITY

[Thumbs up]   CHOOSE A CONTRACT CLASS

                                                                                                   MORTALITY &
                MINIMUM INITIAL                                                                    EXPENSE RISK
                    DEPOSIT     NON-                                                                   AND             MAXIMUM
         QUALIFIED            QUALIFIED                                                           ADMINISTRATIVE       UP-FRONT
         CONTRACT             CONTRACT   SALES & OTHER CHARGES                                       CHARGES          COMMISSION
-----------------------------------------------------------------------------------------------------------------------------------
B SHARE       $2,000            $5,000   8 year Contingent Deferred Sales Charge and                     0.50%             5%
                                         Distribution Charge
C SHARE       $2,000           $10,000   1 year Contingent Deferred Sales Charge                         1.35%             1%
I SHARE       $5,000           $10,000   None                                                            0.30%             0%

This table does not show Fund expenses, Premium taxes, Distribution Charges, and optional rider fees.

[Thumbs up]   CHOOSE INVESTMENT OPTIONS

X Sub-Accounts - Funds with different investment strategies, objectives and risk/reward profiles.

X  Fixed Accumulation Feature (B share class only) - A fixed interest account.

X Personal Pension Account - A fixed interest account designed to provide lifetime payouts.

Subject to limitations, you may move your investment among each of these options.

[Thumbs up]   CHOOSE AN OPTIONAL FEATURE (IF DESIRED)

         OPTIONAL FEATURE                      GENERAL PURPOSE
------------------------------------------------------------------------
 Return of Premium Death Benefit*     Guaranteed Minimum Death Benefit

*   Investment restrictions apply.

Optional features may not be available through your Financial Intermediary.

[In writing]    COMPLETE OUR APPLICATION OR ORDER REQUEST AND SUBMIT IT TO YOUR
                FINANCIAL INTERMEDIARY FOR APPROVAL.

$   PAY THE APPLICABLE MINIMUM INITIAL DEPOSIT.

4

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2. FEE SUMMARY

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING YOUR VARIABLE ANNUITY. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY OR SURRENDER THIS VARIABLE ANNUITY. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.

CONTRACT OWNER TRANSACTION EXPENSES

                                                              B SHARE   C SHARE   I SHARE
------------------------------------------------------------------------------------------
CONTINGENT DEFERRED SALES CHARGE (CDSC) (1)                                         None
  1                                                              7%        2%
  2                                                              7%
  3                                                              7%
  4                                                              6%
  5                                                              5%
  6                                                              4%
  7                                                              3%
  8                                                              2%
  9+                                                             0%
SURRENDER FEE                                                   None      None      None
TRANSFER FEE                                                    None      None      None

(1)  Each Deposit has its own CDSC schedule.

CONTRACT OWNER PERIODIC EXPENSES

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS (EXCEPT AS NOTED) DURING THE TIME THAT YOU OWN THE VARIABLE ANNUITY, NOT INCLUDING ANNUAL FUND FEES AND EXPENSES.

                                                              B SHARE   C SHARE   I SHARE
------------------------------------------------------------------------------------------
ANNUAL MAINTENANCE FEE (2)                                      $30       $30       $30
DISTRIBUTION CHARGE (3)                                        0.75%      None      None
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily
 Contract Value excluding Fixed Accumulation Feature
 investments)
  Mortality and Expense Risk Charge                            0.30%     1.15%     0.10%
  Administrative Charge                                        0.20%     0.20%     0.20%
TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES                         0.50%     1.35%     0.30%
MAXIMUM OPTIONAL CHARGES
  Return of Premium Death Benefit (4)                          0.75%     0.75%     0.75%

(2)  Fee waived if Account Balance is $50,000 or more on your Contract
     Anniversary.

(3) The Distribution Charge is based on a percentage of Remaining Gross Premium. Each Premium Payment has its own Distribution Charge schedule. The Distribution Charge is reduced to 0% after the completion of eight years after each respective Premium Payment.

(4) Charge based on a percentage of Premium Payments adjusted for Surrenders on each Contract Anniversary. Current rider charge is 0.30%.

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL ANNUAL FUND OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THIS VARIABLE ANNUITY. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

                                                                                                  MINIMUM            MAXIMUM
---------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                                                0.44%              2.37%
(expenses that are deducted from Underlying Fund assets,
including management fees, distribution
and/or service fees (12b-1) fees, and other expenses.

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THE LAST TABLE SHOWS THE TOTAL ANNUAL FUND OPERATING EXPENSES FOR EACH
UNDERLYING FUND. ACTUAL FEES AND EXPENSES FOR THE UNDERLYING FUNDS VARY DAILY. AS A RESULT, THE FEES AND EXPENSES FOR ANY GIVEN DAY MAY BE GREATER OR LESS THAN THE TOTAL ANNUAL FUND OPERATING EXPENSES LISTED BELOW. MORE DETAIL CONCERNING EACH UNDERLYING FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND. THESE EXPENSES MAY VARY FROM YEAR TO YEAR.

                         ANNUAL FUND OPERATING EXPENSES
                           AS OF THE FUND'S YEAR END
                        (As a percentage of net assets)


                                                 DISTRIBUTION                        ACQUIRED
                                                    AND/OR                             FUND
                                 MANAGEMENT    SERVICE (12B-1)       OTHER           FEES AND
UNDERLYING FUND:                    FEE             FEES*           EXPENSES         EXPENSES
-------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
 AIM V.I. Core Equity Fund -
  Series II                          0.61%            0.25%            0.29%            0.01%
 AIM V.I. International
  Growth Fund - Series II            0.71%            0.25%            0.35%            0.02%
 AIM V.I. Mid Cap Core Equity
  Fund - Series II                   0.72%            0.25%            0.32%            0.03%
 AIM V.I. PowerShares ETF
  Allocation Fund - Series II        0.67%            0.25%            0.89%            0.56%
 AIM V.I. Small Cap Equity
  Fund - Series II                   0.75%            0.25%            0.34%            0.01%
ALLIANCEBERNSTEIN VARIABLE
PRODUCTS SERIES FUND, INC.
 AllianceBernstein VPS
  Balanced Wealth Strategy
  Portfolio - Class B                0.55%            0.25%            0.22%             N/A
 AllianceBernstein VPS
  International Value
  Portfolio - Class B                0.74%            0.25%            0.07%             N/A
 AllianceBernstein VPS Small/
  Mid Cap Value Portfolio -
  Class B                            0.75%            0.25%            0.11%             N/A
FIDELITY VARIABLE INSURANCE
PRODUCTS FUNDS
 Fidelity VIP Contrafund(R)
  Portfolio - Service Class 2        0.56%            0.25%            0.10%             N/A
 Fidelity VIP Mid Cap
  Portfolio - Service Class 2        0.56%            0.25%            0.12%             N/A
 Fidelity VIP Strategic
  Income Portfolio - Service
  Class 2                            0.57%            0.25%            0.16%             N/A
FRANKLIN TEMPLETON VARIABLE
INSURANCE PRODUCTS TRUST
 Franklin Flex Cap Growth
  Securities Fund - Class 4          0.68%            0.35%            0.31%            0.04%
 Franklin Income Securities
  Fund - Class 4                     0.45%            0.35%            0.02%             N/A
 Franklin Rising Dividends
  Securities Fund - Class 4          0.60%            0.35%            0.02%            0.01%
 Franklin Small Cap Value
  Securities Fund - Class 4          0.52%            0.35%            0.16%            0.01%
 Franklin Small-Mid Cap
  Growth Securities Fund -
  Class 4                            0.50%            0.35%            0.28%            0.02%
 Franklin Strategic Income
  Securities Fund - Class 4          0.37%            0.35%            0.25%            0.01%
 Mutual Global Discovery
  Securities Fund - Class 4          0.80%            0.35%            0.18%             N/A

                                                    CONTRACTUAL         MASTER FUND        NET TOTAL
                                TOTAL ANNUAL         FEE WAIVER         TOTAL ANNUAL        ANNUAL
                                 OPERATING         AND/OR EXPENSE        OPERATING         OPERATING
UNDERLYING FUND:                  EXPENSES         REIMBURSEMENT          EXPENSES         EXPENSES
-----------------------------  -------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
 AIM V.I. Core Equity Fund -
  Series II                          1.16%               0.01%                N/A          1.15%      (1)(2)(3)(4)
 AIM V.I. International
  Growth Fund - Series II            1.33%               0.01%                N/A          1.32%      (1)(2)(3)(4)
 AIM V.I. Mid Cap Core Equity
  Fund - Series II                   1.32%               0.03%                N/A          1.29%      (1)(2)(3)(4)
 AIM V.I. PowerShares ETF
  Allocation Fund - Series II        2.37%               1.38%                N/A          0.99%      (1)(2)(4)(5)
 AIM V.I. Small Cap Equity
  Fund - Series II                   1.35%                N/A                 N/A          1.35%      (1)(4)(6)
ALLIANCEBERNSTEIN VARIABLE
PRODUCTS SERIES FUND, INC.
 AllianceBernstein VPS
  Balanced Wealth Strategy
  Portfolio - Class B                1.02%               0.02%                N/A          1.00%      (7)
 AllianceBernstein VPS
  International Value
  Portfolio - Class B                1.06%                N/A                 N/A          1.06%
 AllianceBernstein VPS Small/
  Mid Cap Value Portfolio -
  Class B                            1.11%                N/A                 N/A          1.11%
FIDELITY VARIABLE INSURANCE
PRODUCTS FUNDS
 Fidelity VIP Contrafund(R)
  Portfolio - Service Class 2        0.91%                N/A                 N/A          0.91%      (8)
 Fidelity VIP Mid Cap
  Portfolio - Service Class 2        0.93%                N/A                 N/A          0.93%      (8)
 Fidelity VIP Strategic
  Income Portfolio - Service
  Class 2                            0.98%                N/A                 N/A          0.98%
FRANKLIN TEMPLETON VARIABLE
INSURANCE PRODUCTS TRUST
 Franklin Flex Cap Growth
  Securities Fund - Class 4          1.38%               0.31%                N/A          1.07%      (9)(12)(a)
 Franklin Income Securities
  Fund - Class 4                     0.82%                N/A                 N/A          0.82%     (10)(a)
 Franklin Rising Dividends
  Securities Fund - Class 4          0.98%                N/A                 N/A          0.98%(a)
 Franklin Small Cap Value
  Securities Fund - Class 4          1.04%                N/A                 N/A          1.04%     (12)(a)
 Franklin Small-Mid Cap
  Growth Securities Fund -
  Class 4                            1.15%                N/A                 N/A          1.15%     (12)(a)
 Franklin Strategic Income
  Securities Fund - Class 4          0.98%                N/A                 N/A          0.98%     (12)(a)
 Mutual Global Discovery
  Securities Fund - Class 4          1.33%                N/A                 N/A          1.33%     (11)(a)

6

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
                                                 DISTRIBUTION                        ACQUIRED
                                                    AND/OR                             FUND
                                 MANAGEMENT    SERVICE (12B-1)       OTHER           FEES AND
UNDERLYING FUND:                    FEE             FEES*           EXPENSES         EXPENSES
-------------------------------------------------------------------------------------------------
 Mutual Shares Securities
  Fund - Class 4                     0.60%            0.35%            0.13%             N/A
 Templeton Foreign Securities
  Fund - Class 4                     0.64%            0.35%            0.15%            0.02%
 Templeton Global Bond
  Securities Fund - Class 4          0.47%            0.35%            0.11%             N/A
 Templeton Growth Securities
  Fund - Class 4                     0.74%            0.35%            0.04%             N/A
HARTFORD HLS SERIES
FUND II, INC.
 Hartford Growth
  Opportunities HLS Fund -
  Class IA                           0.61%             N/A             0.03%             N/A
 Hartford U.S. Government
  Securities HLS Fund - Class
  IA                                 0.45%             N/A             0.01%             N/A
HARTFORD SERIES FUND, INC.
 American Funds Asset
  Allocation HLS Fund - Class
  IB                                 0.65%            0.25%            0.09%             N/A
 American Funds Blue Chip
  Income and Growth HLS Fund
  - Class IB                         0.75%            0.25%            0.17%             N/A
 American Funds Bond HLS Fund
  - Class IB                         0.50%            0.25%            0.05%             N/A
 American Funds Global Bond
  HLS Fund - Class IB                0.75%            0.25%            0.10%             N/A
 American Funds Global Growth
  and Income HLS Fund - Class
  IB                                 0.80%            0.25%            0.06%             N/A
 American Funds Global Growth
  HLS Fund - Class IB                1.00%            0.25%            0.12%             N/A
 American Funds Global Small
  Capitalization HLS Fund -
  Class IB                           0.80%            0.25%            0.11%             N/A
 American Funds Growth HLS
  Fund - Class IB                    0.75%            0.25%            0.03%             N/A
 American Funds Growth-
  Income HLS Fund - Class IB         0.70%            0.25%            0.04%             N/A
 American Funds International
  HLS Fund - Class IB                0.85%            0.25%            0.04%             N/A
 American Funds New World HLS
  Fund -
  Class IB                           1.10%            0.25%            0.09%             N/A
 Hartford Capital
  Appreciation HLS Fund -
  Class IA                           0.63%             N/A             0.04%             N/A
 Hartford Disciplined Equity
  HLS Fund - Class IA                0.68%             N/A             0.03%             N/A
 Hartford Dividend and Growth
  HLS Fund -
  Class IA                           0.64%             N/A             0.03%             N/A
 Hartford Global Equity HLS
  Fund - Class IA                    0.95%             N/A             0.07%             N/A
 Hartford Global Growth HLS
  Fund - Class IA                    0.71%             N/A             0.04%             N/A
 Hartford Growth HLS Fund -
  Class IA                           0.80%             N/A             0.04%             N/A

                                                    CONTRACTUAL         MASTER FUND        NET TOTAL
                                TOTAL ANNUAL         FEE WAIVER         TOTAL ANNUAL        ANNUAL
                                 OPERATING         AND/OR EXPENSE        OPERATING         OPERATING
UNDERLYING FUND:                  EXPENSES         REIMBURSEMENT          EXPENSES         EXPENSES
-----------------------------  -------------------------------------------------------------------------
 Mutual Shares Securities
  Fund - Class 4                     1.08%                N/A                 N/A          1.08%(a)
 Templeton Foreign Securities
  Fund - Class 4                     1.16%                N/A                 N/A          1.16%     (12)(a)
 Templeton Global Bond
  Securities Fund - Class 4          0.93%                N/A                 N/A          0.93%     (13)(a)
 Templeton Growth Securities
  Fund - Class 4                     1.13%                N/A                 N/A          1.13%     (10)(a)
HARTFORD HLS SERIES
FUND II, INC.
 Hartford Growth
  Opportunities HLS Fund -
  Class IA                           0.64%                N/A                 N/A          0.64%
 Hartford U.S. Government
  Securities HLS Fund - Class
  IA                                 0.46%                N/A                 N/A          0.46%
HARTFORD SERIES FUND, INC.
 American Funds Asset
  Allocation HLS Fund - Class
  IB                                 0.99%               0.40%               0.32%         0.91%     (14)
 American Funds Blue Chip
  Income and Growth HLS Fund
  - Class IB                         1.17%               0.50%               0.43%         1.10%     (14)
 American Funds Bond HLS Fund
  - Class IB                         0.80%               0.25%               0.40%         0.95%     (14)
 American Funds Global Bond
  HLS Fund - Class IB                1.10%               0.50%               0.59%         1.19%     (14)
 American Funds Global Growth
  and Income HLS Fund - Class
  IB                                 1.11%               0.55%               0.62%         1.18%     (14)
 American Funds Global Growth
  HLS Fund - Class IB                1.37%               0.75%               0.55%         1.17%     (14)
 American Funds Global Small
  Capitalization HLS Fund -
  Class IB                           1.16%               0.55%               0.74%         1.35%     (14)
 American Funds Growth HLS
  Fund - Class IB                    1.03%               0.50%               0.33%         0.86%     (14)
 American Funds Growth-
  Income HLS Fund - Class IB         0.99%               0.45%               0.28%         0.82%     (14)
 American Funds International
  HLS Fund - Class IB                1.14%               0.60%               0.52%         1.06%     (14)
 American Funds New World HLS
  Fund -
  Class IB                           1.44%               0.85%               0.81%         1.40%     (14)
 Hartford Capital
  Appreciation HLS Fund -
  Class IA                           0.67%                N/A                 N/A          0.67%
 Hartford Disciplined Equity
  HLS Fund - Class IA                0.71%                N/A                 N/A          0.71%
 Hartford Dividend and Growth
  HLS Fund -
  Class IA                           0.67%                N/A                 N/A          0.67%
 Hartford Global Equity HLS
  Fund - Class IA                    1.02%               0.10%                N/A          0.92%     (15)
 Hartford Global Growth HLS
  Fund - Class IA                    0.75%                N/A                 N/A          0.75%
 Hartford Growth HLS Fund -
  Class IA                           0.84%                N/A                 N/A          0.84%

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
                                                 DISTRIBUTION                        ACQUIRED
                                                    AND/OR                             FUND
                                 MANAGEMENT    SERVICE (12B-1)       OTHER           FEES AND
UNDERLYING FUND:                    FEE             FEES*           EXPENSES         EXPENSES
-------------------------------------------------------------------------------------------------
 Hartford High Yield HLS Fund
  - Class IA                        0.70%              N/A            0.04%              N/A
 Hartford Index HLS Fund -
  Class IB                          0.30%            0.25%            0.02%              N/A
 Hartford International
  Opportunities HLS Fund -
  Class IA                          0.67%              N/A            0.04%              N/A
 Hartford Money Market HLS
  Fund - Class IA                   0.40%              N/A            0.04%              N/A
 Hartford Small Company HLS
  Fund - Class IA                   0.68%              N/A            0.03%              N/A
 Hartford Total Return Bond
  HLS Fund - Class IA               0.46%              N/A            0.03%              N/A
 Hartford Value HLS Fund -
  Class IA                          0.81%              N/A            0.03%              N/A
LORD ABBETT SERIES FUND, INC.
 Lord Abbett All Value
  Portfolio - Class VC              0.75%              N/A            0.52%              N/A
 Lord Abbett Bond-Debenture
  Portfolio - Class VC              0.50%              N/A            0.44%              N/A
 Lord Abbett Growth and
  Income Portfolio - Class VC       0.48%              N/A            0.42%              N/A
MFS(R) VARIABLE INSURANCE
TRUST
 MFS(R) Growth Series -
  Service Class                     0.75%            0.25%            0.08%              N/A
 MFS(R) Investors Trust
  Series - Service Class            0.75%            0.25%            0.09%              N/A
 MFS(R) Research Bond Series
  - Service Class                   0.50%            0.25%            0.14%              N/A
 MFS(R) Total Return Series -
  Service Class                     0.74%            0.25%            0.07%              N/A
 MFS(R) Value Series -
  Service Class                     0.75%            0.25%            0.09%              N/A
 PUTNAM VARIABLE TRUST
 Putnam VT Equity Income Fund
  - Class IB                        0.65%            0.25%            0.13%            0.02%
 Putnam VT Investors Fund -
  Class IB                          0.65%            0.25%            0.12%              N/A
 Putnam VT Voyager Fund -
  Class IB                          0.64%            0.25%            0.08%            0.01%

                                                    CONTRACTUAL         MASTER FUND        NET TOTAL
                                TOTAL ANNUAL         FEE WAIVER         TOTAL ANNUAL        ANNUAL
                                 OPERATING         AND/OR EXPENSE        OPERATING         OPERATING
UNDERLYING FUND:                  EXPENSES         REIMBURSEMENT          EXPENSES         EXPENSES
-----------------------------  -------------------------------------------------------------------------
 Hartford High Yield HLS Fund
  - Class IA                        0.74%                 N/A                 N/A          0.74%
 Hartford Index HLS Fund -
  Class IB                          0.57%                 N/A                 N/A          0.57%
 Hartford International
  Opportunities HLS Fund -
  Class IA                          0.71%                 N/A                 N/A          0.71%
 Hartford Money Market HLS
  Fund - Class IA                   0.44%                 N/A                 N/A          0.44%
 Hartford Small Company HLS
  Fund - Class IA                   0.71%                 N/A                 N/A          0.71%
 Hartford Total Return Bond
  HLS Fund - Class IA               0.49%                 N/A                 N/A          0.49%
 Hartford Value HLS Fund -
  Class IA                          0.84%                 N/A                 N/A          0.84%
LORD ABBETT SERIES FUND, INC.
 Lord Abbett All Value
  Portfolio - Class VC              1.27%                 N/A                 N/A          1.27% (b)(c)
 Lord Abbett Bond-Debenture
  Portfolio - Class VC              0.94%                 N/A                 N/A          0.94% (b)(d)
 Lord Abbett Growth and
  Income Portfolio - Class VC       0.90%                 N/A                 N/A          0.90% (b)
MFS(R) VARIABLE INSURANCE
TRUST
 MFS(R) Growth Series -
  Service Class                     1.08%                 N/A                 N/A          1.08% (16)
 MFS(R) Investors Trust
  Series - Service Class            1.09%                 N/A                 N/A          1.09% (16)
 MFS(R) Research Bond Series
  - Service Class                   0.89%                 N/A                 N/A          0.89% (16)
 MFS(R) Total Return Series -
  Service Class                     1.06%                 N/A                 N/A          1.06% (16)
 MFS(R) Value Series -
  Service Class                     1.09%                 N/A                 N/A          1.09% (16)
 PUTNAM VARIABLE TRUST
 Putnam VT Equity Income Fund
  - Class IB                        1.05%                 N/A                 N/A          1.05% (17)
 Putnam VT Investors Fund -
  Class IB                          1.02%                 N/A                 N/A          1.02% (18)
 Putnam VT Voyager Fund -
  Class IB                          0.98%                 N/A                 N/A          0.98% (17)


* The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

NOTES

(1) Acquired Fund Fees and Expenses are not fees or expenses incurred by the fund directly but are expenses of the investment companies in which the fund invests. You incur these fees and expenses indirectly through the valuation of the fund's investment in those investment companies. As a result, the Net Annual Fund Operating Expenses listed above may exceed the expense limit numbers. The impact of the acquired fund fees and expense are included in the total returns of the Fund.

(2) The Fund's advisor has contractually agreed, through at least April 30, 2010, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees Invesco Aim receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds. Fee Waiver reflects this agreement.

(3) The Fund's advisor has contractually agreed, through at least April 30, 2010, to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses of Series II shares to 1.45% of average daily net assets.

(4) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2008 and are expressed as a percentage of the Fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

8

-------------------------------------------------------------------------------

(5) The Fund's advisor has contractually agreed, through at least April 30, 2010, to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses of Series II shares to 0.43% of average daily net assets.

(6) The Fund's advisor has contractually agreed, through at least April 30, 2010, to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses of Series II shares to 1.40% of average daily net assets.

(7) Reflects the Adviser's contractual waiver of a portion of its advisory fee and/or reimbursement of a portion of the Portfolio's operating expenses. This waiver extends through April 30, 2010 and may be extended by the Adviser for additional one-year terms.

(8) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of un-invested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been: Fidelity VIP Contrafund Portfolio Initial Class - 0.65%; Fidelity VIP Contrafund Portfolio Service Class 2 - 0.90%; Fidelity VIP Growth Portfolio Initial Class - 0.67%; Fidelity VIP Growth Portfolio Service Class 2 - 0.92%; Fidelity VIP Mid Cap Portfolio Service Class 2 - 0.92%; Fidelity Overseas Portfolio Initial Class - 0.84%. These offsets may be discontinued at any time.

(9) The investment manager and administrator have contractually agreed to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Fund so that common annual Fund operating expenses (i.e., a combination of investment management fees, fund administration fees, and other expenses, but excluding Rule 12b-1 fees and acquired fund fees and expenses) do not exceed 0.72% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until April 30, 2010. This waiver is separate from the waiver related to the Sweep Money Fund.

(10) The Fund administration fee is paid indirectly through the management fee.

(11) The Fund's name changed from Mutual Discovery Securities Fund effective as of May 1, 2009.

(12) The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the Sweep Money Fund which is "the acquired fund" in this case) to the extent of the Fund's fees and expenses of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order by the Securities and Exchange Commission; this arrangement will continue as long as the exemptive order is relied upon.

(13) The Fund's name changed from Templeton Global Income Securities Fund effective as of May 1, 2009.

(14) Because the Feeder Fund invests all of its assets in the Master Fund, the Feeder Fund will bear its own fees and expenses and its proportionate share of the fees and expenses of the Master Fund. The amounts shown under "Master Fund Expenses" include the advisory fee (before non-contractual fee waiver). The Annual Fund Operating Expense table and the Examples reflect the estimated expenses of both the Feeder Fund and the Master Fund.

     The Class I shares of the Master Funds do not have a sales charge (load) or a distribution and service (12b-1) fee.

     HL Advisors has entered into a contractual agreement with Hartford Series Fund, Inc (the Company") under which it will waive a portion of its advisory fee for such time as the fund is operated as a feeder fund, because during the that time it will not be providing the portfolio management portion of the advisory and management services to be provided under its investment management with the Company. The fee waiver will continue as long as the fund is part of a master-feeder structure unless the Board of Directors approves a change in or elimination of the waiver. Currently, the fund waivers are as follows: American Funds Asset Allocation HLS Fund - 0.40%; American Funds Blue Chip and Growth HLS Fund - 0.50%; American Fund Bond HLS Fund - 0.25%; American Funds Global Bond HLS Fund - 0.50%; American Funds Global Growth and Income HLS Fund - 0.55%; American Funds Global Growth HLS Fund - 0.75%; American Fund Global Small Capitalization HLS Fund - 0.55%; American Funds Growth HLS Fund - 0.50%; American Funds Growth-Income HLS Fund - 0.45%; American Funds International HLS Fund - 0.60%; American Funds New World HLS Fund - 0.85%.

(15) Effective August 25, 2008 HL Advisors contractually agreed to waive a portion of its management fees until May 1, 2010. While such waiver is in effect, using the most recent fiscal year average net assets, the management fee is 0.85% and the total annual operating expenses are 0.92%.

(16) The fund's Rule 12b-1 plan permits it to pay distribution and/or service fees to support the sale and distribution of the fund's Service Class shares and the services provided by financial intermediaries. The maximum rates that may be charged under the plan, together with details of any fee reduction arrangements, are set forth under "Distribution and Service Fees."

(17) "Total Annual Fund Operating Expenses" includes the amount from "Acquired Fund Fees and Expenses" column, which is an estimate of expenses attributable to the fund's investments in other investment companies, based on the total annual fund operating expenses of such companies as reported in their most recent shareholder reports (net of any applicable expense limitations). These indirect expenses will vary from time to time depending on the fund's investments in other investment companies and their operating expenses

(18) Includes estimated expenses attributable to the fund's investments in other investment companies that the fund bears indirectly.


(a) Note: In periods of market volatility, assets may decline significantly, causing total annual fund operating expenses to become higher than the numbers shown in the table.



(b) Based on management fees incurred during the Fund's most recently completed fiscal year. Under the Fund's management agreement with Lord, Abbett & Co., LLC, management fees may vary depending on the level of the Fund's average daily net assets.



(c) Effective May 1, 2009, Lord Abbett will voluntarily reimburse the Fund to the extent necessary so that total annual operating expenses (excluding the management fee) do not exceed an annualized rate of 0.40% of average daily net assets. Lord Abbett may stop the voluntary reimbursement or change the level of its reimbursement at any time. After taking into account this reimbursement, the Fund's net operating expenses would be 1.15%.



(d) Effective May 1, 2009, Lord Abbett will voluntarily reimburse the Fund to the extent necessary so that total annual operating expenses (excluding the management fee) do not exceed an annualized rate of 0.37% of average daily net assets. Lord Abbett may stop the voluntary reimbursement or change the level of its reimbursement at any time. After taking into account this reimbursement, the Fund's net operating expenses would be 0.87%.

-------------------------------------------------------------------------------

EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THIS VARIABLE ANNUITY WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITIES. LET'S SAY, HYPOTHETICALLY, THAT YOUR ANNUAL INVESTMENT RETURN IS FIVE (5%) PERCENT AND THAT YOUR FEES AND EXPENSES TODAY WERE AS HIGH AS POSSIBLE INCLUDING THE ELECTION OF THE HIGHEST POSSIBLE OPTIONAL CHARGES (I.E., THE HARTFORD'S RETURN OF PREMIUM DEATH BENEFIT). THE EXAMPLE ILLUSTRATES THE EFFECT OF FEES AND EXPENSES THAT YOU COULD INCUR (OTHER THAN TAXES). YOUR ACTUAL FEES AND EXPENSES MAY VARY. FOR EVERY $10,000 INVESTED (EXCLUDING PERSONAL PENSION ACCOUNT CONTRIBUTIONS AND AMOUNTS ALLOCATED TO THE FIXED ACCUMULATION FEATURE), HERE'S HOW MUCH YOU WOULD PAY UNDER EACH OF THE THREE SCENARIOS POSED:

(1) If you Surrender your variable annuity at the end of the applicable time period:

                                                                 1 YEAR        3 YEARS            5 YEARS           10 YEARS
---------------------------------------------------------------------------------------------------------------------------------
B Share                                                            $1137         $2092              $2858              $4630
C Share                                                             $676         $1460              $2437              $4887
I Share                                                             $379         $1146              $1927              $3946

(2)  If you annuitize at the end of the applicable time period:

                                                             1 YEAR            3 YEARS            5 YEARS           10 YEARS
---------------------------------------------------------------------------------------------------------------------------------
B Share                                                        $294              $1245              $2199              $4525
C Share                                                        $381              $1355              $2332              $4782
I Share                                                        $274              $1041              $1822              $3841

(3)  If you do not Surrender your variable annuity:

                                                             1 YEAR            3 YEARS            5 YEARS           10 YEARS
---------------------------------------------------------------------------------------------------------------------------------
B Share                                                        $474              $1425              $2379              $4630
C Share                                                        $486              $1460              $2437              $4887
I Share                                                        $379              $1146              $1927              $3946

CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

When Premium Payments are credited to your Funds, they are converted into Accumulation Units by dividing the amount of your Premium Payments minus any Premium taxes, by the Accumulation Unit Value for that Valuation Day. All classes of Accumulation Unit Values may be obtained, free of charge, by contacting us. See Appendix B - Accumulation Unit Values for additional information. You can find financial statements for us and the Separate Account in the Statement of Additional Information.

10

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3. MANAGEMENT OF THE CONTRACT

THE COMPANY

We are a stock life insurance company engaged in the business of writing life insurance and individual and group annuities. Hartford Life Insurance Company is authorized to do business in all states of the United States and the District of Columbia. Hartford Life and Annuity Insurance Company is authorized to do business in Puerto Rico, the District of Columbia, and all states of the United States except New York. Hartford Life Insurance Company was originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Hartford Life and Annuity Insurance Company was originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Hartford Life and Annuity Insurance Company is a subsidiary of Hartford Life Insurance Company. Our corporate offices are located in Simsbury, Connecticut. Neither company cross guarantees the obligations of the other. We are ultimately controlled by The Hartford Financial Services Group, Inc.

All guarantees under the Contract are subject to each issuing company's financial strength and claims-paying capabilities. We provide information about our financial strength in reports filed with the SEC (Hartford Life Insurance Company only) and/or state insurance departments. For example, Hartford Life Insurance Company files annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above. You may read or copy these reports at the SEC's Public Reference Room at 100 F. Street N.E., Room 1580, Washington, D.C. 20549-2001. You may also obtain reports and other information about us by contacting us using the information stated on the cover page of this prospectus, visiting our website at www.hartfordinvestor.com or visiting the SEC's website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.

THE GENERAL ACCOUNT

The Fixed Accumulation Feature and the Personal Pension Account are part of our General Account. Any amounts that we are obligated to pay under the Fixed Accumulation Feature and the Personal Pension Account and any other payment obligation we undertake under the Contract are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. We invest the assets of the General Account according to the laws governing the investments of insurance company general accounts. The General Account is not a bank account and is not insured by the FDIC or any other government agency. We receive a benefit from all amounts held in our General Account. Amounts in our General Account are available to our general creditors. We issue other types of insurance policies and financial products and pay our obligations under these products from our assets in the General Account.

THE SEPARATE ACCOUNT

We set aside and invest the assets of some of our annuity contracts, including these Contracts, in a Separate Account. These Separate Accounts are registered as unit investment trusts under the 1940 Act. This registration does not involve supervision by the SEC of the management or the investment practices of a Separate Account or us. Separate Accounts meet the definition of "Separate Account" under federal securities law. The Separate Accounts referenced in this prospectus hold only assets for variable annuity contracts. These Separate
Accounts:

- hold assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract;

- are not subject to the liabilities arising out of any other business we may conduct;

- are not affected by the rate of return of our General Account or by the investment performance of any of our other Separate Accounts;

- may be subject to liabilities of other variable annuity contracts offered by this Separate Account which are not described in this prospectus; and

- are credited with income and gains, and takes losses, whether or not realized, from the assets they hold without regard to our other income, gains or loss.

We do not guarantee the investment results of the Separate Account.

THE FUNDS

The Funds available for investment are not the same mutual funds that you can buy through your Registered Representative even though they may have similar investment strategies and the same portfolio managers. Each Fund has varying degrees of investment risk. Funds are also subject to separate fees and expenses such as management fees, distribution and operating expenses. "Master-feeder" or "fund of funds" ("feeder funds") invest substantially all of their assets in other funds and will therefore bear a pro-rata share of fees and expenses incurred by both funds. This will reduce your investment return. Please contact us to obtain a copy of the prospectuses for each Fund (or for any feeder funds). Read these prospectuses carefully before investing. We do not guarantee the investment results of any Fund. Certain Funds may not be available in all states and in all Contract classes.

-------------------------------------------------------------------------------

MIXED AND SHARED FUNDING - Fund shares may be sold to our other separate accounts, our insurance company affiliates or other unaffiliated insurance companies to serve as an underlying investment for variable annuity contracts and variable life insurance policies, pursuant to a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Owners, and other contract owners investing these Funds. If a material conflict arose, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund.

VOTING RIGHTS - We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Funds' shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted;

- send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract;

-   arrange for the handling and tallying of proxies received from Owners;

- vote all Fund shares attributable to your Contract according to instructions received from you, and

- vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease. As a result of proportional voting, a small number of Owners could determine the outcome of a proposition subject to shareholder vote.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS - Subject to any applicable law, we may make certain changes to the Funds offered under your Contract. We may, in our sole discretion, establish new Funds. New Funds may be made available to existing Owners as we deem appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Funds. We may liquidate one or more Sub-Accounts if the board of directors of any Fund determines that such actions are prudent. Unless otherwise directed, investment instructions will be automatically updated to reflect the Fund surviving after any merger, substitution or liquidation.

We may eliminate the shares of any of the Funds from the Contract for any reason and we may substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the SEC and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

FEES WE RECEIVE FROM FUNDS AND RELATED PARTIES - We receive substantial and varying administrative service payments (referred to as "revenue sharing payments") and Rule 12b-1 fees from certain Funds or related parties. We consider revenue sharing payments and Rule 12b-1 fees among a number of factors when deciding to add or keep a Fund that we offer through the Contract. We collect these payments and fees under agreements between us and a Fund's principal underwriter, transfer agent, investment adviser and/or other entities related to the Fund. We expect to make a profit on these fees.

The availability of these types of arrangements creates an incentive for us to seek and offer Funds (and classes of shares of such Funds) that pay us revenue sharing. Other funds (or available classes of shares) may have lower fees and better overall investment performance. As of December 31, 2008, we have entered into arrangements to receive administrative service payments and/or Rule 12b-1 fees from each of the following Fund complexes (or affiliated entities): AIM Advisors, Inc., AllianceBernstein Variable Products Series Funds & Alliance Bernstein Investments, American Variable Insurance Series & Capital Research and Management Company, Branch Banking & Trust Company, Evergreen Investment Services Inc., Fidelity Distributors Corporation, Fidelity Investments Institutional Operations Company, Franklin Templeton Services, LLC, The Huntington Funds, Lord Abbett Series Fund & Lord Abbett Distributor, LLC, MFS Fund Distributors, Inc. & Massachusetts Financial Services Company, Merrill Lynch Asset Management & Princeton Funds Distributor, Morgan Stanley Distribution, Inc. & Morgan Stanley Investment Management & The Universal Institutional Funds, MTB Investment Advisors, Inc., Banc of America Advisors, LLC, JPMorgan Investment Advisors, Inc., Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., Pioneer Variable Contracts Trust & Pioneer Investment Management, Inc. & Pioneer Funds Distributor, Inc., Prudential Investment Management Services, LLC, Putnam Retail Management Limited Partnership, SunTrust Securities, Inc. & Trusco Capital Management, Inc., UBS Financial Services, Inc., Van Kampen Life Investment Trust & Van Kampen Asset Management, Van Kampen Funds, The Victory Variable Insurance Funds &

12

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Victory Capital Management, Inc. & Victory Capital Advisers, Inc. and Wells
Fargo Variable Trust & Wells Fargo Fund Management, LLC.

We are affiliated with Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. (collectively, the "HLS Funds") based on our affiliation with their investment advisers HL Investment Advisors, LLC and Hartford Investment Management Company. In addition to investment advisory fees, we, or our other insurance company affiliates, receive fees to provide, among other things, administrative, processing, accounting and shareholder services for the HLS Funds.

Not all Fund complexes pay the same amounts of revenue sharing payments and/or Rule 12b-1 fees. Therefore, the amount of fees we collect may be greater or smaller based on the Funds you select. Revenue sharing payments and Rule 12b-1 fees did not exceed 0.50% and 0.35%, respectively, in 2008, and are not expected to exceed 0.50% and 0.35%, respectively, in 2009, of the annual percentage of the average daily net assets (for instance, in 2008, assuming that you invested in a Fund that paid us the maximum fees and you maintained a hypothetical average balance of $10,000, we would collect a total of $85 from that Fund). For the fiscal year ended December 31, 2008, revenue sharing payments and Rule 12b-1 fees did not collectively exceed approximately $145.6 million. These fees do not take into consideration indirect benefits received by offering HLS Funds as investment options.

FIXED ACCUMULATION FEATURE

INTERESTS IN THE FIXED ACCUMULATION FEATURE ARE NOT REGISTERED UNDER THE 1933 ACT AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. ACCORDINGLY, NEITHER THE FIXED ACCUMULATION FEATURE NOR ANY OF ITS INTERESTS ARE SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SEC HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE IS SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURES. THE FIXED ACCUMULATION FEATURE IS NOT OFFERED IN ALL CONTRACT CLASSES AND IS NOT AVAILABLE IN ALL STATES.

We guarantee that we will credit interest to amounts you allocate to the Fixed Accumulation Feature at a minimum rate that meets your State's minimum non-forfeiture requirements. Non-forfeiture rates vary from state-to-state. We may credit a rate higher than the minimum rate. We reserve the right to declare different rates of interest depending on when amounts are allocated or transferred to the Fixed Accumulation Feature. This means that amounts at any designated time may be credited with a different rate of interest than the rate previously credited to such amounts and to amounts allocated or transferred at any other designated time. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates and, except as specifically stated above, no assurances are offered as to future rates in excess of non-forfeiture rates. Some of the factors that we may consider in determining whether to credit interest are: general economic trends, rates of return currently available for the types of investments and durations that match our liabilities and anticipated yields on our investments; regulatory and tax requirements; and competitive factors. Fixed Accumulation Feature interest rates may vary by State.

We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in, first-out" basis (i.e., oldest investments will be liquidated first).

ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCUMULATION FEATURE IN EXCESS OF THE MINIMUM GUARANTEED INTEREST RATE WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCUMULATION FEATURE MAY NOT EXCEED THE MINIMUM GUARANTEED INTEREST RATE FOR ANY GIVEN YEAR.

From time to time, we may credit increased interest rates in our sole discretion.

We may restrict your ability to allocate Contract Value, Benefit Balance or Premium Payments to the Fixed Accumulation Feature (and vice versa) at any time in our sole discretion. We may close the Fixed Accumulation Feature to new Premium Payments or transfers of existing Contract Value and/or Benefit Balance.

Except as otherwise provided, during each Contract Year, you may make transfers out of the Fixed Accumulation Feature to Sub-Accounts or the Personal Pension Account, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%). Each Contract Year you may transfer the greater of:

- thirty (30%) percent of the Contract Value in the Fixed Accumulation Feature as of the last Contract Anniversary. When we calculate the 30%, we add Premium Payments allocated to the Fixed Accumulation Feature, transfers from Sub-Accounts and transfers from the Personal Pension Account made after that date but before the next Contract Anniversary. These restrictions also apply to systematic transfers. The 30% does not include Contract Value in any DCA Plus Program; or

- an amount equal to your largest previous transfer from the Fixed Accumulation Feature in any one Contract Year.

We apply these restrictions to all transfers from the Fixed Accumulation Feature, including all systematic transfers and Dollar Cost Averaging Programs, except for transfers under our DCA Plus Program.

If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer any amount up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.

We may defer transfers and partial Surrenders from the Fixed Accumulation Feature for up to six months from the date of your request.

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You must wait six months after your most recent transfer from the Fixed
Accumulation Feature before moving Sub-Account Values or Benefit Balance back to the Fixed Accumulation Feature. If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait six months after your last systematic transfer before moving Contract Value or Benefit Balance back to the Fixed Accumulation Feature.

As a result of these limitations, it may take a significant amount of time (i.e., several years) to move Contract Value in the Fixed Accumulation Feature to Sub-Accounts and/or Personal Pension Account and therefore this may not provide an effective short term defensive strategy.

PERSONAL PENSION ACCOUNT

INTERESTS IN THE PERSONAL PENSION ACCOUNT ARE NOT REGISTERED UNDER THE 1933 ACT AND THE PERSONAL PENSION ACCOUNT IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. ACCORDINGLY, NEITHER THE PERSONAL PENSION ACCOUNT NOR ANY OF ITS INTERESTS ARE SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SEC HAS NOT REVIEWED THE DISCLOSURES REGARDING THE PERSONAL PENSION ACCOUNT. THE FOLLOWING DISCLOSURE ABOUT THE PERSONAL PENSION ACCOUNT IS SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURES. THE PERSONAL PENSION ACCOUNT MAY NOT BE AVAILABLE TO ALL TYPES OF QUALIFIED PLANS, OWNERSHIP ARRANGEMENTS, OR IN ALL STATES.

WHAT IS THE PERSONAL PENSION ACCOUNT?

THE FOLLOWING IS A BRIEF SUMMARY OF THE PERSONAL PENSION ACCOUNT. YOU SHOULD READ THIS ENTIRE SECTION OF THE PROSPECTUS TO MAKE SURE THAT YOU UNDERSTAND THE IMPORTANT LIMITATIONS AND RESTRICTIONS APPLICABLE TO THE PERSONAL PENSION ACCOUNT.

The Personal Pension Account is like the Fixed Accumulation Feature because you receive a fixed interest rate investment return. So, like the Fixed Accumulation Feature, you can invest in the Personal Pension Account if you want a steadier return than you would receive from the Sub-Accounts, where your return depends on the investment performance of the Funds you select.

While the Personal Pension Account and Fixed Accumulation Feature both offer a fixed interest rate return, the Personal Pension Account is designed to serve a different purpose than the Fixed Accumulation Feature. The Fixed Accumulation Feature is designed to serve as a conventional accumulation-oriented investment -you put money in to build up your investment, and you can then withdraw money to meet financial needs as they arise. You can also transfer some or all of your investment to the Sub-Accounts or the Personal Pension Account, and your beneficiaries receive a death benefit if you die. The Personal Pension Account is designed to serve a different purpose - it has features and guarantees you can use to design your own personal pension plan to provide you with life-long income payments without having to use the Sub-Accounts or Fixed Accumulation Feature for that purpose. These guarantees let you know in advance how much your income payments will be in the future. While you can take income payments from the Fixed Accumulation Feature too, the amount of those income payments is not guaranteed in advance.

Why would you invest in the Fixed Accumulation Feature if the Personal Pension Account gives you income guarantees and more flexibility structuring income payments? The reason is that to give you the guarantees and income payment flexibility, we had to place significant restrictions on how much you can transfer out of the Personal Pension Account in any year as well as on your ability to receive lump sum payments - instead of SURRENDERING part or all of the amounts you have built up in the Personal Pension Account, you can get a lump sum payment only by specifying some or all of the payments you are receiving, and then COMMUTING them into one lump sum. When you invest in the Personal Pension Account, you may end up getting less than you would have if you invested in the Fixed Accumulation Feature. This is the tradeoff you have to accept in return for getting the additional flexibility and guarantees that let you design your own personal pension plan.

THERE ARE CERTAIN CONDITIONS THAT MUST BE SATISFIED FOR YOU TO RECEIVE GUARANTEED INCOME PAYMENTS FROM YOUR PERSONAL PENSION ACCOUNT INVESTMENT, INCLUDING STARTING TO TAKE PAYMENTS BEFORE THE END OF A SPECIFIED PERIOD. YOU SHOULD READ THE REST OF THIS PROSPECTUS AND YOUR CONTRACT CAREFULLY TO MAKE SURE YOU UNDERSTAND ALL OF THESE CONDITIONS.

AS YOU READ THE REMAINDER OF THIS SECTION OF THE PROSPECTUS, WHICH PROVIDES YOU WITH MORE DETAILED INFORMATION ABOUT HOW THE PERSONAL PENSION ACCOUNT WORKS, YOU SHOULD KEEP IN MIND THESE IMPORTANT POINTS:

- YOUR ABILITY TO MAKE TRANSFERS FROM THE PERSONAL PENSION ACCOUNT IS SIGNIFICANTLY LIMITED BECAUSE THE PERSONAL PENSION ACCOUNT RESTRICTS LIQUIDITY DUE TO TRANSFER LIMITATIONS AND THE POTENTIAL LOSS OF VALUE AS A RESULT OF COMMUTATION. ACCORDINGLY, YOU SHOULD ENSURE THAT YOUR INVESTMENTS IN THE FIXED ACCUMULATION FEATURE AND THE SUB-ACCOUNTS WILL BE ADEQUATE TO MEET YOUR LIQUIDITY NEEDS.

- BECAUSE THE PERSONAL PENSION ACCOUNT IS DESIGNED AS A LONG-TERM RETIREMENT FUNDING VEHICLE, IT HAS GUARANTEED PAYOUT RATES APPLICABLE ONLY FOR PERSONAL PENSION ACCOUNT PAYMENTS COMMENCED BEFORE THE EXPIRATION OF YOUR SPECIFIED "GUARANTEE WINDOW" (AS DESCRIBED BELOW).

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-   THE PERSONAL PENSION ACCOUNT PROVIDES CERTAIN ADDITIONAL FLEXIBILITY WITH
    RESPECT TO STRUCTURING INCOME PAYMENTS - YOU CAN CONVERT PART OF YOUR INVESTMENT IN THE PERSONAL PENSION ACCOUNT INTO INCOME PAYMENTS AT A PARTICULAR TIME RATHER THAN YOUR ENTIRE INVESTMENT, AND YOU MAY ESTABLISH DIFFERENT INCOME STREAMS.

- AT ANY GIVEN TIME, CREDITED RATES AVAILABLE UNDER THE PERSONAL PENSION ACCOUNT MAY BE HIGHER OR LOWER THAN INTEREST RATES OFFERED UNDER THE FIXED ACCUMULATION FEATURE.

- YOU MAY USE THE PERSONAL PENSION ACCOUNT TO ESTABLISH STREAMS OF INCOME PAYMENTS THAT WILL CONTINUE FOR AS LONG AS YOU, THE ANNUITANT OR A JOINT OWNER ARE ALIVE.

- IF YOU REQUEST A LUMP SUM PAYMENT, WE COMMUTE THE AMOUNT OF THE PAYMENTS THAT WOULD HAVE BEEN MADE DURING THE "GUARANTEED PAYOUT DURATION" (AS DESCRIBED BELOW) PAYMENTS WILL COMMENCE AGAIN IF YOU THE ANNUITANT OR A JOINT OWNER LIVE PAST THE GUARANTEED PAYOUT DURATION.

- IF YOU TERMINATE THIS CONTRACT, YOU GIVE UP YOUR RIGHT TO FUTURE "PERSONAL PENSION ACCOUNT PAYOUTS" (AS DESCRIBED BELOW).

HOW DOES THE PERSONAL PENSION ACCOUNT WORK?

CONTRIBUTIONS - You invest in the Personal Pension Account through Personal Pension Account Contributions. The first Personal Pension Account Contribution becomes your initial investment called your "Benefit Balance." The Benefit Balance will be increased by the amount of each subsequent Personal Pension Account Contribution, transfers into the Personal Pension Account from the Fixed Accumulation Feature and Sub-Accounts and accrued interest. Unlike the Fixed Accumulation Feature, the Benefit Balance is not indicative of what you would receive as a lump sum.

Once you start taking Personal Pension Account Payouts, as described below, your Benefit Balance is divided into an "Accumulation Balance" and "Annuity Payout Value." Annuity Payout Value refers to the sums used to fund your Personal Pension Account Payouts and anything remaining is referred to as your Accumulation Balance. Because you may convert all or any portion of your Accumulation Balance into Personal Pension Account Payouts at different times, you may have more than one Annuity Payout Value.

The minimum initial Personal Pension Account Contribution is $10,000. Our prior approval may be required for any single or cumulative Personal Pension Account Contribution of $1 million or more. Each subsequent Personal Pension Account Contribution must be at least $1,000. If made through an approved investment Program, subsequent Personal Pension Account Contributions minimums must be met over the course of the Contract Year or the duration of the investment Program, if less. FAILURE TO MAINTAIN A MINIMUM ACCUMULATION BALANCE OF $5,000 WILL RESULT IN PREMATURE COMMENCEMENT OF PENSION ACCOUNT PAYOUTS. You may not make any Personal Pension Account Contributions after the Annuity Commencement Date.

INTEREST CREDITING - We guarantee that we will credit interest to amounts that you allocate to the Personal Pension Account at a minimum rate of 1.5% (called a "credited rate(s)"). We may credit a rate higher than the minimum credited rate. We expect to make a profit in setting credited rates. Different credited rates may apply during the course of your investment in the Personal Pension Account. Credited rates will continue to apply to your Accumulation Balance until the earliest of when you commence taking Personal Pension Account Payouts, the Annuity Commencement Date or when we pay the Death Benefit. Credited rates will not apply to your Annuity Payout Values.

We reserve the right to periodically establish new credited rates that will be applied to new Personal Pension Account Contributions. This means that all or portions of your Accumulation Balance may earn interest at different credited rates. See Examples 1, 2 and 4 under the Personal Pension Account Examples in Appendix A for an illustration of how different credited rates may apply during the term of your Contract. There is no specific formula for determining credited rates and no assurances are offered as to future credited rates and their applicability. Some of the factors that we may consider in determining credited rates include, but are not limited to, general economic trends, rates of return currently available for the types of investments and durations that match these or our general liabilities and anticipated yields on our investments; regulatory and tax requirements; and competitive factors.

PERSONAL PENSION ACCOUNT PAYOUTS - You may tell us to start paying you income payments called "Personal Pension Account Payouts" at any time or at different times until your Annuity Commencement Date. Subsequent Premium Payments can be made into Sub-Accounts and/or the Fixed Accumulation Feature after Personal Pension Account Payouts have begun (if received before your Annuity Commencement
Date).

As noted above, your ability to receive lump sum payments from the Personal Pension Account is limited. You do not withdraw any part of your Benefit Balance in the same way that you can surrender your Contract Value from Sub-Accounts or the Fixed Accumulation Feature. Rather, you must convert Accumulation Balance into an Annuity Payout Value that is then used to set your Personal Pension Account Payouts. You may surrender any or all of your Contract Value without affecting your Annuity Payout Value, or you may commute any or all of your Annuity Payout Value without affecting your Contract Value. However, you may terminate your Contract by (a) fully surrendering all of your Contract Value in the Sub-Accounts and Fixed Accumulation Feature; (b) commuting your Annuity Payout Value in your Personal Pension Account (as discussed in more detail below); and (c) giving up your right to Personal Pension Account Payouts.


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You will automatically start receiving Personal Pension Account Payouts on your
Annuity Commencement Date. Personal Pension Account Payouts will be paid in the manner described in Annuity Payout Option Two or Eight under the heading "When do your Annuity Payouts begin?" under the Annuity Payouts section below. We reserve the right to require that you own your Contract for at least six months before you start receiving Personal Pension Account Payouts. For Qualified Contracts, we reserve the right to require that you start taking Personal Pension Account Payouts no later than when the Annuitant turns age 70 1/2. An annual benefit increase option may also be elected to adjust Personal Pension Account Payouts, subject to availability.

We calculate the amount of your Personal Pension Account Payouts by applying the applicable payout rate to your Accumulation Balance. We will provide you with a guaranteed payout rate each time that you make a new Personal Pension Amount Contribution. Payout rates are set at our sole discretion. There is no specific formula for determining payout rates and, except as specifically provided below, there is no assurance as to future payout rates. Payout rates may vary based on Contract class and distribution channel. Some of the factors that we may consider in determining payout rates include, but are not limited to, general economic trends, rates of return currently available for the types of investments and durations that match our liabilities and anticipated yields on our investments; regulatory and tax requirements; competitive factors and mortality tables (including age and gender factors). When you first make a Personal Pension Account Contribution, you will be required to choose a Target Income Age at which you are likely to begin taking Personal Pension Account Payouts. The Target Income Age cannot exceed twenty (20) years from the oldest Annuitant's age at the time of investment or age 80. Except as provided below, the Target Income Age cannot be changed.

We will use the guaranteed payout rate(s) to calculate Personal Pension Account Payouts if you commence taking Personal Pension Account Payouts during the timeframe that begins three (3) years prior to the Target Income Age and ends three (3) years after the Target Income Age (this seven year period is referred to as the "guarantee window"). If you commence taking Personal Pension Account Payouts at any time outside of the guarantee window, then we will calculate your Personal Pension Account Payouts using payout rate(s) that we then determine at our sole discretion. This payout rate will not exceed the guaranteed payout rate nor will the corresponding Personal Pension Account Payout be less than any guaranteed minimum provided in your Contract. The existence of guaranteed payout rates, among other things, distinguishes the Personal Pension Account from the way we treat annuitization of your Contract Value and investments in the Fixed Accumulation Feature at the end of the accumulation phase of your Contract. See Examples 1 and 4 under the Personal Pension Account Examples in Appendix A for an illustration of Personal Pension Account Payouts during the guarantee window.

LUMP SUM PAYMENTS - You may commute any or all of your Annuity Payout Value to get a lump sum payment from the Personal Pension Account. The way we do this is to calculate the number of Personal Pension Account Payouts (corresponding to the Annuity Payout Value that you seek to commute) that when added together will equal the amount of your commutation request, and then the time period over which these Personal Pension Account Payouts would have otherwise been made is called the "Guaranteed Payout Duration." Personal Pension Account Payouts will resume after the Guaranteed Payout Duration for so long as you, the Annuitant or a joint Owner are alive.

You should understand that if you commute you will receive less than your Annuity Payout Value. The amount you receive over time depends on a number of factors, including the difference between interest rates currently being credited and the discount rate used upon commutation, how long you have invested in the Personal Pension Account and whether you (or the Annuitant) live long enough so that Personal Pension Account Payouts start up again after the Guaranteed Payout Duration. Please refer to "What kinds of Surrenders are available" and "What is the Commuted Value" in the Surrenders section as well as Example 4 under the Personal Pension Account Examples in Appendix A for more information about how commutation works.

TRANSFERS - Each Contract Year, you may transfer a portion of your Accumulation Balance to the Fixed Accumulation Feature or Sub-Accounts without having to comply with the annuitization and commutation requirements discussed above. All transfer allocations must be in whole numbers (e.g., 1%). The maximum amount of Accumulation Balance that may be transferred is the highest of:

       - four (4%) percent of your Accumulation Balance as of your prior Contract Anniversary;

       - the amount of interest credited to your Accumulation Balance over the most recent full Contract Year; or

       - the amount of Accumulation Balance transferred to Contract Value during the most recent full Contract Year.

We reserve the right to: (a) limit the number of transfers from the Personal Pension Account; (b) make you wait six months after your most recent transfer from the Personal Pension Account before moving Contract Value back into the Personal Pension Account; or (c) revoke this transfer privilege at any time. Amounts transferred out of the Personal Pension Account will reduce the Accumulation Balance by the amount transferred. Amounts transferred from the Personal Pension Account to the Fixed Accumulation Feature or the Sub-Accounts will be treated as a subsequent Premium Payment and become part of your Contract Value. You may also transfer Contract Value from your Sub-Accounts or Fixed Accumulation Feature, to the Accumulation Balance (such transfers will reduce the amount of your optional Death Benefit, Annual Withdrawal Amount (AWA) and Remaining Gross Premiums). If applicable, no CDSC will be applied to Accumulation Balance transferred to Sub-Accounts or the Fixed Accumulation Feature, or vice versa. No transfers

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may be made to or from the Personal Pension Account after the Annuity
Commencement Date. See Example 3 under the Personal Pension Account Examples in Appendix A for an illustration of transfers into your Personal Pension Account.

AS A RESULT OF THESE OUT-BOUND TRANSFER RESTRICTIONS, IT MAY TAKE A SIGNIFICANT AMOUNT OF TIME (I.E., SEVERAL YEARS) TO MOVE ACCUMULATION BALANCE TO SUB-ACCOUNTS OR THE FIXED ACCUMULATION FEATURE AND THEREFORE THIS MAY NOT PROVIDE AN EFFECTIVE SHORT TERM DEFENSIVE STRATEGY. PLEASE REFER TO EXAMPLE 3 UNDER THE PERSONAL PENSION ACCOUNT EXAMPLES IN APPENDIX A FOR AN ILLUSTRATION OF TRANSFER RESTRICTIONS.

DEATH BENEFIT - The Personal Pension Account includes a Death Benefit equal to your Benefit Balance. This Death Benefit is considered to be part of the standard Death Benefit or any optional Death Benefit that you elect. Your Personal Pension Account Death Benefit increases as a result of additional Personal Pension Account Contributions and transfers into the Personal Pension Account. YOUR PERSONAL PENSION ACCOUNT DEATH BENEFIT DECREASES AS YOU TAKE PERSONAL PENSION ACCOUNT PAYOUTS AND MAY BE ELIMINATED OVER TIME. Benefit Balance transfers to Sub-Accounts and/or the Fixed Accumulation Feature also decrease your Personal Pension Account Death Benefit but because these amounts are converted into Contract Value, they become part of the standard Death Benefit and/or optional Death Benefit. YOUR BENEFIT BALANCE IS NOT GUARANTEED AS PART OF ANY OPTIONAL DEATH BENEFIT RIDER.

Personal Pension Account Payouts will generally terminate upon notification to us of the death of the Owner, joint Owner or Annuitant, if prior to the Annuity Commencement Date; or upon notification to us of the Annuitant's death, if after the Annuity Commencement Date. The method of payment of the Death Benefit will be subject to the restrictions contained in the "Standard Death Benefit" section of this Prospectus.

Your Benefit Balance will be converted into Contract Value and transferred to the Money Market Sub-Account without annuitization and commutation. Unless otherwise stated below, Contract Value may not be reallocated back into the Personal Pension Account. The Contingent Annuitant may reinvest Contract Value back into the Personal Pension Account and establish a new guarantee window, target income age and receive then applicable credited rates. If Spousal Contract continuation is elected, your Spouse can either continue to maintain the Personal Pension Account and resume Personal Pension Account Payouts, if applicable, or instruct us to transfer Benefit Balance to the Money Market Sub-Account. Your Spouse may then reinvest Contract Value back into the Personal Pension Account by establishing a new guarantee window and target income age. New crediting rates will apply.

OTHER INFORMATION - We will account for any Personal Pension Account Contributions, Personal Pension Account Payouts, interest, and deductions separately and on a first-in, first-out basis for the purposes of determining which credited rates are associated with each Personal Pension Account Contribution. Personal Pension Account Payouts are not cumulative and may not be advanced, commuted or accelerated, except as explicitly stated in this prospectus. Subject to applicable state insurance law, the Personal Pension Account does not establish a cash surrender benefit. We may close the Personal Pension Account to new Personal Pension Account Contributions at any time without notice. We may also make the Personal Pension Account available only through enrollment in one or more investment Programs that we establish.

Special consideration should be given by Personal Pension Account investors who are under age 40 to the twenty-year limitation on setting your Target Income Age and the absence of guaranteed payout rates applied if Personal Pension Account Payouts commence outside of your guarantee window.

The Personal Pension Account should not be confused with a pension plan under The Employee Retirement Income Security Act of 1974, as amended (ERISA). Neither we nor any of our affiliates assume any fiduciary duties with regard to this Contract, as such terms are defined under ERISA laws and regulations. The Personal Pension Account is not a defined benefit plan guaranteed by the Pension Benefit Guaranty Corporation (PBGC) or any federal or state government agency. This feature is not a corporate pension plan issued by us or our affiliates.

In summary, the Personal Pension Account is designed for the long-term investor who is willing to forego some degree of liquidity in exchange for, among other things, deferred lifetime income in the form of Personal Pension Account Payouts. This feature restricts liquidity through transfer and commutation restrictions. The amount ultimately received as a consequence of your investment in the Personal Pension Account is not predictable because of the uncertainty of factors such as how long you have invested in the Personal Pension Account, interest rates in effect at the time of investment and commutation, and how long you receive lifetime Personal Pension Account Payouts. If you partially commute your Personal Pension Account Payouts, you will retain the right to collect life contingent Personal Pension Account Payouts that resume after the applicable Guaranteed Payout Duration. HOWEVER, IF YOU ELECT TO TERMINATE YOUR CONTRACT, YOU WILL GIVE UP YOUR RIGHT TO THESE FUTURE LIFE CONTINGENT PERSONAL PENSION ACCOUNT PAYOUTS. YOU SHOULD THEREFORE CONSULT WITH YOUR REGISTERED REPRESENTATIVE OR A TRUSTED ADVISER BEFORE TERMINATING YOUR CONTRACT TO BE SURE THAT YOU UNDERSTAND THESE IMPORTANT IMPLICATIONS. Please refer to "What kinds of Surrenders are available" and "What is the Commuted Value" in the Surrenders section as well as Example 4 under the Personal Pension Account Examples in Appendix A for more information.

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4. INFORMATION ON YOUR ACCOUNT

A. OPENING AN ACCOUNT

WHO CAN BUY THIS CONTRACT?

The Contract is an individual or group tax-deferred variable annuity Contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- any trustee or custodian for a retirement plan qualified under Section 401(a) of the Code;

- individual Retirement Annuities adopted according to Section 408 of the Code;

- employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state; and

- certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent Qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as Non-Qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other Qualified Plan receives tax-deferred treatment under the Code.

We no longer accept any incoming 403(b) exchanges, transfers or applications for 403(b) individual annuity contracts or additional investments into any individual annuity contract funded through a 403(b) plan.

The Personal Pension Account may not be available to all types of Qualified
Plans.

HOW DO YOU PURCHASE A CONTRACT?

You may only purchase a Contract through a Financial Intermediary. A Registered Representative will work with you to complete and submit an application or an order request form. Part of this process will include an assessment as to whether this variable annuity may be suitable for you. Prior to recommending the purchase or exchange of a deferred variable annuity, your Registered Representative shall make reasonable efforts to obtain certain information about you and your investment needs. This recommendation will be independently reviewed by a principal within your Financial Intermediary. Your initial Deposit will not be invested in any Account and/or the Personal Pension Account during this period.

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, your Financial Intermediary will ask for your name, address, date of birth and other information that will allow us to identify you. They may also ask to see your driver's license or other identifying documents. Non-Resident Alien (NRA) application submissions require our prior approval.

The minimum initial Deposit required to buy this Contract varies based on the type of investment, Contract class and whether you enroll in a systematic investment Program such as the InvestEase(R) Program. Financial Intermediaries may impose requirements regarding the form of payment they will accept. Deposits not actually received by us within the time period provided below will result in the rejection of your application or order request.

Deposits sent to us must be made in U.S. dollars and checks must be drawn on U.S. banks. We do not accept cash, third party checks or double endorsed checks. We reserve the right to limit the number of checks processed at one time. If your check does not clear, your purchase will be cancelled and you could be liable for any losses or fees incurred. A check must clear our account through our Administrative Office to be considered to be in good order.

We reserve the right to impose special conditions on anyone who seeks our prior approval to purchase a Contract with Deposits of $1 million or more. In order to request prior approval, you must submit a completed enhanced due diligence form prior to the submission of your application:

- if you are seeking to purchase a Contract with an initial Deposit of $1 million or more;

- if total Deposits, aggregated by social security number or taxpayer identification number, equal $1 million or more; and

-   for all applications where the Owner or joint Owner are non-resident aliens.

You and your Annuitant must not be older than age 80 on the date that your Contract is issued. You must be of minimum legal age in the state where the Contract is being purchased or a guardian must act on your behalf. Optional riders are subject to additional maximum issue age restrictions.

We urge you to discuss with your Registered Representative which share class is suitable for your needs. Share class availability and/or mortality and expense risk charge arrangements may vary based on the Financial Intermediary selling this variable annuity to you.

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Charges affect your overall rate of return on your Contract Value. In determining whether to invest in a share class that imposes a contingent deferred sales charge, you might consider whether higher mortality and expense risk and distribution charges out weigh the benefits of contingent deferred sales charges that reduce, or are eliminated, over time. For instance, those investing over $100,000 may find a front-end sales charge class share to be more economically advantageous than a contingent deferred sales charge share class. Finally, in determining whether to invest in a share class offered through a financial advisor, you might consider how the fee charged by your advisor bears in relation to the costs associated with investing in other share classes that impose higher fees.

CAN YOU CANCEL YOUR CONTRACT AFTER YOU PURCHASE IT?

Yes. If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We may require additional information, including a signature guarantee, before we can cancel your Contract.

Unless otherwise required by state law, we will pay you your Account Balance (minus applicable expenses) as of the Valuation Day we receive your properly completed request to cancel and will refund any sales or Contract charges incurred during the period you owned the Contract. The Account Balance may be more or less than your Deposits depending upon the investment performance of your Contract. This means that you bear the risk of any decline in your Account Balance until we receive your notice of cancellation. In certain states, however, we are required to return your Deposit without deduction for any fees or charges.

HOW ARE DEPOSITS APPLIED TO YOUR CONTRACT?

Your initial Deposit will usually be invested within two Valuation Days of our actual receipt in-hand at our Administrative Office of both a properly completed application or order request and the Deposit; both being in good order. If we receive a subsequent Deposit before the end of a Valuation Day, it will be invested on the same Valuation Day. If we receive your subsequent Deposit after the end of a Valuation Day, it will be invested on the next Valuation Day. If we receive a subsequent Deposit on a non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest all Deposits based on your last instructions on record. We will send you a confirmation when we invest your Deposit.

If the request or other information accompanying the initial Deposit is incomplete or not in good order when received, we will hold the money in a non-interest bearing account for up to five Valuation Days (from the Valuation Day that we actually receive your initial Deposit at our Administrative Office) while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Deposit and explain why it could not be processed or keep the Deposit if you authorize us to keep it until you provide the necessary information.

Generally, we will receive your application or order request (whether for an initial purchase or a subsequent investment) after your Financial Intermediary has completed a suitability review. We will then consider if your investment is in good order. While the suitability and good order process is underway, Deposits will not be applied to your Contract. You will not earn any interest on Deposits even if they have been sent to us or deposited into our bank account. We are not responsible for gains or lost investment opportunities incurred during this review period or if your Financial Intermediary asks us to unwind a transaction based on their review of your Registered Representative's recommendations. Your Financial Institution, and we, may directly or indirectly earn income on your Deposits. For more information, contact your Registered Representative.

HOW IS CONTRACT VALUE CALCULATED BEFORE THE ANNUITY COMMENCEMENT DATE?

The Contract Value is the sum of the value of the Fixed Accumulation Feature, if applicable, and all Funds, and does not include Benefit Balance. There are two things that affect the value of your Sub-Accounts: (1) the number of Accumulation Units, and (2) the Accumulation Unit Value. Contract Value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. On any Valuation Day the investment performance of the Sub-Accounts will fluctuate with the performance of the Funds.

When Premium Payments are credited to Sub-Accounts within your Account, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium taxes, by the Accumulation Unit Value for that day. The more Premium Payments you make to your Account, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting partial or full Surrenders, settling a Death Benefit claim or by annuitizing your Contract or as a result of the application of certain Contract charges.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- the net asset value per share plus applicable distributions per share of each Fund at the end of the current Valuation Day; reduced by

- the net asset value per share of each Fund at the end of the prior Valuation Day; reduced by

- contract charges including the deductions for the mortality and expense risk charge and any other periodic expenses and administrative charges, divided by the number of days in the year multiplied by the number of days in the valuation period.

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We will send you a statement at least annually.

WHAT OTHER WAYS CAN YOU INVEST?

You may enroll in the following features (sometimes called a "Program") for no additional fee. Not all Programs are available with all Contract variations.

-   INVESTEASE

This electronic funds transfer feature allows you to have money automatically transferred from your checking or savings account and deposited into your Contract on a monthly or quarterly basis. It can be changed or discontinued at any time. The minimum amount for each transfer is $50. You can elect to have transfers made into any available Fund, the Fixed Accumulation Feature, or the Personal Pension Account. You cannot use this Program to invest in the DCA Plus Programs.

-   STATIC ASSET ALLOCATION MODELS

This feature allows you to select an asset allocation model based on several potential factors including your risk tolerance, time horizon, investment objectives, or your preference to invest in certain Funds or Fund families. Based on these factors, you can select one of several asset allocation models, with each specifying percentage allocations among various Funds available under your Contract. Some asset allocation models are based on generally accepted investment theories that take into account the historic returns of different asset classes (e.g., equities, bonds or cash) over different time periods. Other asset allocation models focus on certain potential investment strategies that could possibly be achieved by investing in particular Funds or Fund families and are not based on such investment theories. Static asset allocation models offered from time to time are reflected in your application and marketing materials. You may obtain a copy of the current models by contacting your Financial Intermediary.

You may invest in an asset allocation model through the Dollar Cost Averaging Program where the Fixed Accumulation Feature, Personal Pension Account, or a DCA Plus Program is the source of the assets to be invested in the asset allocation model you have chosen. You can also participate in these asset allocation models while enrolled in the InvestEase or Automatic Income Program.

You can switch asset allocation models up to twelve times per year. Your ability to elect or switch into and between asset allocation models may be restricted based on Fund abusive trading restrictions.

Your investments in an asset allocation model will be rebalanced quarterly to reflect the model's original percentages and you may cancel your model at any time subject to investment restrictions for maintaining certain optional riders.

We have no discretionary authority or control over your investment decisions. These asset allocation models are based on then available Funds and do not include the Fixed Accumulation Feature or the Personal Pension Account. We make available educational information and materials (e.g., risk tolerance questionnaire, pie charts, graphs, or case studies) that can help you select an asset allocation model, but we do not recommend asset allocation models or otherwise provide advice as to what asset allocation model may be appropriate for you.

While we will not alter allocation percentages used in any asset allocation model, allocation weightings could be affected by mergers, liquidations, fund substitutions or closures. Availability of these models is subject to Fund company restrictions. Please refer to "What Restrictions Are There on your Ability to Make a Sub-Account Transfer?" for more information.

You will not be provided with information regarding periodic updates to the Funds and allocation percentages in the asset allocation models, and we will not reallocate your Contract Value based on those updates. Information on updated asset allocation models may be obtained by contacting your Registered Representative. If you wish to update your asset allocation model, you may do so by terminating your existing model and re-enrolling into a new one. Investment alternatives other than these asset allocation models are available that may enable you to invest your Contract Value with similar risk and return characteristics. When considering an asset allocation model for your individual situation, you should consider your other assets, income and investments in addition to this annuity.

Asset allocation does not guarantee that your Contract Value will increase nor will it protect against a decline if market prices fall. If you choose to participate in an asset allocation program, you are responsible for determining which asset allocation model is best for you. Tools used to assess your risk tolerance may not be accurate and could be useless if your circumstances change over time. Although each asset allocation model is intended to maximize returns given various levels of risk tolerance, an asset allocation model may not perform as intended. Market, asset class or allocation option class performance may differ in the future from historical performance and from the assumptions upon which the asset allocation model is based, which could cause an asset allocation model to be ineffective or less effective in reducing volatility. An asset allocation model may perform better or worse than any single Fund, allocation option or any other combination of Funds or allocation options. In addition, the timing of your investment and automatic rebalancing may affect performance. Quarterly rebalancing and periodic updating of asset allocation models can cause their component Funds to incur transactional expenses to raise cash for money flowing out of Funds or to buy securities with money flowing into the Funds. Moreover, large outflows of money from the Funds may increase the expenses attributable to the assets remaining in the Funds. These expenses can adversely affect the performance of the relevant Funds and of the asset allocation models. In addition, these inflows and outflows may cause a Fund to hold a large portion of its assets in cash, which could detract

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from the achievement of the Fund's investment objective, particularly in periods of rising market prices. For additional information regarding the risks of investing in a particular Fund, see that Fund's prospectus.

Additional considerations apply for qualified Contracts with respect to Static Asset Allocation Model Programs. Neither we, nor any third party service provider, nor any of their respective affiliates, is acting as a fiduciary under The Employee Retirement Income Security Act of 1974, as amended (ERISA) or the Code, in providing any information or other communication contemplated by any Program, including, without limitation, any asset allocation models. That information and communications are not intended, and may not serve as a primary basis for your investment decisions with respect to your participation in a Program. Before choosing to participate in a Program, you must determine that you are capable of exercising control and management of the assets of the plan and of making an independent and informed decision concerning your participation in the Program. Also, you are solely responsible for determining whether and to what extent the Program is appropriate for you and the assets contained in the qualified Contract. Qualified Contracts are subject to additional rules regarding participation in these Programs. It is your responsibility to ensure compliance of any recommendation in connection with any asset allocation model with governing plan documents.

-   ASSET REBALANCING

In asset rebalancing, you select a portfolio of Funds, and we will rebalance your assets at the specified frequency to reflect the original allocation percentages you selected (choice of frequency may be limited when certain optional riders are elected). You can also combine this Program with others such as the Automatic Income Program, InvestEase and DCA Programs (subject to restrictions). You may designate only one set of asset allocation instructions at a time.

-   DOLLAR COST AVERAGING PROGRAMS

We offer three Dollar Cost Averaging Programs:

-   DCA Plus

-   Fixed Amount DCA

-   Earnings/Interest DCA

DCA Plus - These programs allow you to earn a fixed rate of interest on investments. These Programs are different from the Fixed Accumulation Feature or the Personal Pension Account. We determine, in our sole discretion, the interest rates to be credited. These interest rates may vary depending on the Contract class you purchased and the date the request for the Program is received. Please consult your Registered Representative to determine the interest rate for your Program.

You may elect either the "12-Month Transfer Program" or the "6-Month Transfer Program".

- Under the 12-Month Transfer Program, new Premium Payments will be credited with an interest rate that will not change for 12 months. You must transfer these investments into available Funds or the Personal Pension Account (and not the Fixed Accumulation Feature) during this 12 month period. Unless otherwise depleted, all then remaining Program investments are transferred to the designated destination Funds or other instructions will be sought from you. You must make at least 7 but no more than 12 consecutive, monthly transfers to fully deplete sums invested in this Program. Transfers out will occur monthly.

- Under the 6-Month Transfer Program, new Premium Payments will be credited with an interest rate that will not change for 6 months. You must transfer these investments into available Funds or the Personal Pension Account (and not the Fixed Accumulation Feature) during this 6 month period. Unless otherwise depleted, all then remaining Program investments are transferred to the designated destination Funds or other instructions will be sought from you. You must make at least 3 but no more than 6 consecutive, monthly transfers to fully deplete sums invested in this Program. Transfers out will occur monthly.

- Each time you make a subsequent Premium Payment, you can invest in a different rate lock program. Any subsequent investments made considered a separate rate lock Program investment. You can invest in up to 5 different rate lock Programs at one time.

- You must invest at least $5,000 in each rate lock program ($2,000 for qualified plan transfers or rollovers, including IRAs). We will pre-authorize transfers from our Fixed Accumulation Feature subject to restrictions.

- Pre-authorized transfers will begin within 15 days of receipt of the Program payment provided we receive complete enrollment instructions in good order.

- If a DCA Plus payment is received without enrollment instructions and a DCA Plus Program is active on the Contract, we will set up the new Program to mirror the existing one. If a DCA Plus payment is received without enrollment instructions and a DCA Plus Program is not active on the Contract, but is the future investment allocation and a static asset allocation model is active on the Contract, we will set up the new Program to move Funds to the Static Asset Allocation Model. Otherwise, we will contact your investment professional to obtain complete instructions. If we do not receive in good order enrollment instructions within the 15 day timeframe noted above, we will refund the Program payment for further instruction.


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-   If your Program payment is less than the required minimum amount, we will invest into the destination Funds or the Personal Pension Account indicated on the Program instructions accompanying the payment. If Program instructions were not provided and a DCA Plus Program is active on the Contract, we will apply the payment to the destination Funds or the Personal Pension Account of the current DCA Plus Program. Otherwise, we will contact your investment professional to obtain further investment instructions.

- The credited interest rate used under the DCA Plus Programs is not earned on the full amount of your Premium Payment for the entire length of the Program because Program transfers to Sub-Accounts or the Personal Pension Account decrease the amount of your Premium Payment remaining in the Program.

- You may elect to terminate your involvement in this Program at any time. Upon cancellation, all the amounts remaining in the Program will be immediately transferred to the Funds or the Personal Pension Account you designated.

Fixed Amount DCA - This feature allows you to regularly transfer (monthly or quarterly) a fixed amount from the Fixed Accumulation Feature (if available based on the form of Contract selected) or any Fund(s) into different Fund(s) or the Personal Pension Account. This program begins in 15 days unless you instruct us otherwise. You must make at least three transfers in order to remain in this Program.

Earnings/Interest DCA - This feature allows you to regularly transfer (monthly or quarterly) the earnings (i.e., any gains over the previous month's or quarter's value) from your investment in the Fixed Accumulation Feature (if available based on the form of Contract selected) or any Fund(s) into other Fund(s) or the Personal Pension Account. This program begins two business days plus the frequency selected unless you instruct us otherwise. You must make at least three transfers in order to remain in this Program.

-   AUTOMATIC INCOME PROGRAM

This systematic withdrawal feature allows you to make partial Surrenders up to 5% of your total Premium Payments each Contract Year. You can designate the Funds to be surrendered from and also choose the frequency of partial Surrenders (monthly, quarterly, semiannual, or annually). The Personal Pension Account is not an eligible source Fund for partial Surrenders facilitated through the Automatic Income Program. The minimum amount of each Surrender is $100. Amounts taken under this program will count towards the AWA and may be subject to a CDSC. If received prior to age 59 1/2, may have adverse tax consequences, including a 10% federal income tax penalty on the taxable portion of the Surrender payment. You may satisfy Code Section 72(t)/(q) requirements by enrolling in this program. Please see the "Federal Tax Considerations" section and consult your tax adviser for information about the tax consequences associated with your Contract. Your level of participation in this program may result in your exceeding permissible withdrawal limits under certain optional riders.

-   OTHER PROGRAM CONSIDERATIONS

-   You may terminate your enrollment in any Program at any time.

- We may discontinue, modify or amend any of these Programs at any time. We will automatically and unilaterally amend your enrollment instructions if:

       - any Fund is merged or substituted into another Fund - then your allocations will be directed to the surviving Fund; or

       - any Fund is liquidated - then your allocations to that Fund will be directed to any available money market Fund following prior notifications prior to reallocation.

  You may always provide us with updated instructions following any of these events.

- Continuous or periodic investment neither insures a profit nor protects against a loss in declining markets. Because these Programs involve continuous investing regardless of fluctuating price levels, you should carefully consider your ability to continue investing through periods of fluctuating prices.

- These Programs may be modified, terminated or adversely impacted by the imposition of Fund trading policies.

CAN YOU TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

Yes. During those phases of your Contract when transfers are permissible, you may make transfers between Funds and/or Benefit Balance according to the following policies and procedures, as they may be amended from time to time.

-   WHAT IS A SUB-ACCOUNT TRANSFER?

A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Contract Value among the Funds available in your Contract. Your transfer request will be processed as of the end of the Valuation Day that it is received in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your

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transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

-   WHAT HAPPENS WHEN YOU REQUEST A SUB-ACCOUNT TRANSFER?

Many Owners request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Owners allocate new Premium Payments to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund we would need to sell to satisfy all Owners' "transfer-out" requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or new Premium Payments allocated to that Sub-Account and determine how many shares of that Fund we would need to buy to satisfy all contract owners' "transfer-in" requests.

In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.

We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine transfer-out requests and transfer-in requests. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.

For example, if we combine all transfer-out requests of a stock Fund with all other transfer-out requests of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Owners and the owners of other products offered by us, want to transfer-in an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.

-   WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?

FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one "Sub-Account transfer", however, you cannot transfer the same Contract Value more than once a Valuation Day.

EXAMPLES

TRANSFER REQUEST PER VALUATION DAY                                                            PERMISSIBLE?
------------------------------------------------------------------------------------------------------------
Transfer $10,000 from a money market Sub-Account to a growth Sub-Account                          Yes
Transfer $10,000 from a money market Sub-Account to any number of other Sub-Accounts              Yes
(dividing the $10,000 among the other Sub-Accounts however you chose)
Transfer $10,000 from any number of different Sub-Accounts to any number of other                 Yes
Sub-Accounts
Transfer $10,000 from a money market Sub-Account to a growth Sub-Account and then, before          No
the end of that same Valuation Day, transfer the same $10,000 from the growth Sub-Account to an international Sub-Account

SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF 20 SUB-ACCOUNT TRANSFERS EACH CONTRACT YEAR (the "Transfer Rule") by U.S. Mail, Voice Response Unit, Internet or telephone. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, Internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the Internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

We reserve the right to aggregate your Contracts (whether currently existing or those recently surrendered) for the purposes of enforcing these restrictions.

The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company sponsored asset allocation or Dollar Cost Averaging Program. Reallocations made based on a Fund merger or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.

We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.

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THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT
TRANSFERS. You should not purchase this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed.

Generally, you are subject to Fund trading policies, if any. We are obligated to provide, at the Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund's agent to help monitor compliance with that Fund's trading policy.

We are obligated to follow each Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning you from making Sub-Account transfers into a Fund or other funds within that fund complex. We are not authorized to grant an exception to a Fund's trading policy. Please refer to each Fund's prospectus for more information. Transactions that cannot be processed because of Fund trading policies will be considered not in good order.

In certain circumstances, Fund trading policies do not apply or may be limited. For instance:

- Certain types of Financial Intermediaries may not be required to provide us with shareholder information.

- "Excepted funds" such money market funds and any Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any Financial Intermediary that a Fund treats as a single investor.

- A Fund can decide to exempt categories of Contract holders whose Contracts are subject to inconsistent trading restrictions or none at all.

- Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company-sponsored contractual or systematic program such as transfers of assets as a result of "dollar cost averaging" programs, asset allocation programs, automatic rebalancing programs, annuity payouts, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a result of any deduction of charges or fees under a Contract; or (iv) as a result of payments such as scheduled contributions, scheduled withdrawals or Surrenders, retirement plan salary reduction contributions, or planned Premium Payments.

POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading or market timing activities. For instance:

- Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

- Certain forms of variable annuities and types of Funds may be attractive to market timers. We cannot provide assurances that we will be capable of addressing possible abuses in a timely manner.

- These policies apply only to individuals and entities that own this Contract or have the right to make transfers (regardless of whether requests are made by you or anyone else acting on your behalf). However, the Funds that make up the Sub-Accounts of this Contract are also available for use with many different variable life insurance policies, variable annuity products and funding agreements, and are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all.

- In some cases, we are unable to count the number of Sub-Account transfers requested by group annuity participants co-investing in the same Funds ("Participants") or enforce the Transfer Rule because we do not keep Participants' account records for a Contract. In those cases, the Participant account records and Participant Sub-Account transfer information are kept by such owners or its third party service provider. These owners and third party service providers may provide us with limited information or no information at all regarding Participant Sub-Account transfers.

HOW ARE YOU AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Contract Value. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity Payouts for your Payee as well as reduce the value of other optional benefits available under your Contract.

Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund's trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product

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investors if the Fund and we cannot reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.

In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Owner from further purchases of Fund shares. In those cases, all participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.

MAIL, TELEPHONE AND INTERNET TRANSFERS

You may make transfers through the mail or your Financial Intermediary. You may also make transfers by calling us or through our website. Transfer instructions received by telephone before the end of any Valuation Day will be carried out at the end of that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.

Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the instructions will be carried out at the end of that Valuation Day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should contact us as soon as possible.

We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly reporting any inaccuracy or discrepancy to us and your Registered Representative. Any verbal communication should be re-confirmed in writing.

Telephone or Internet transfer requests may currently only be cancelled by calling us before the end of the Valuation Day you made the transfer request.

We, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that Contract Owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.

POWER OF ATTORNEY

You may authorize another person to conduct financial and other transactions on your behalf by submitting a completed power of attorney form that meets the power of attorney requirements of your resident state law. Once we have the completed form on file, we will accept transaction requests, including transfer instructions, subject to our transfer restrictions, from your designated third party until we receive new instructions in writing from you.

B. CHARGES AND FEES

MORTALITY AND EXPENSE RISK CHARGE

We deduct a daily charge for assuming mortality and expense risks under the Contract. This charge is deducted from your Sub-Account Value.

The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- Mortality Risk - There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the accumulation phase of your Contract, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur in periods of declining value or in periods where any CDSCs would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- Expense Risk - We also bear an expense risk that the sales charges (if applicable), Distribution Charge (if applicable) and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.


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Although variable Annuity Payouts will fluctuate with the performance of the
Fund selected, your Annuity Payouts will NOT be affected by (a) the actual mortality experience of our annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned. If the mortality and expense risk charge under a Contract is insufficient to cover our actual costs, we will bear the loss. If the mortality and expense risk charge exceeds these costs, we keep the excess as profit. We may use these profits, as well as revenue sharing and Rule 12b-1 fees received from certain Funds, for any proper corporate purpose including, among other things, payment of sales expenses, including the fees paid to distributors. We expect to make a profit from the mortality and expense risk charge.

ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and your Account. The annual charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Account Balance at either of those times is less than $50,000. The charge is deducted proportionately from each Sub-Account in which you are invested.

We will waive the Annual Maintenance Fee if your Account Balance is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Owners who own more than one Contract with a combined Account Balance between $50,000 and $100,000. If you have multiple Contracts with a combined Account Balance of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we may limit the number of waivers to a total of six Contracts. We also may waive the Annual Maintenance Fee under certain other conditions. We do not include Contracts from our Putnam Hartford line of variable annuity Contracts with the Contracts when we combine Account Balance for purposes of this waiver.

ADMINISTRATIVE CHARGE

We apply a daily administration charge against all Contract Values held in the Separate Account during both the accumulation and annuity phases of the Contract. This charge compensates us for administrative expenses that exceed revenues from the Annual Maintenance Fee described above. There is not necessarily a relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract; expenses may be more or less than the charge.

DISTRIBUTION CHARGE

We apply an annual distribution charge against all Remaining Gross Premiums invested in B share class Contracts (the "Distribution Charge"). The Distribution Charge will apply to each Premium Payment that has been invested for eight years or less and will be deducted on each Contract Anniversary. Each Premium Payment has its own Distribution Charge schedule. The Distribution Charge will also apply to any partial Surrender in excess of the AWA. The Distribution Charge is intended to compensate us for a portion of our acquisition expenses, including promotion and distribution of the Contract. A proportional Distribution Charge will be deducted upon:

- partial Surrenders in excess of the AWA (partial Surrenders are taken on a first-in, first-out basis);

-   full Surrender;

-   full or partial Annuitization, and/or

- the date we receive due proof of death of the Owner, joint Owner, or the Annuitant and upon a corresponding full Surrender and/or annuitization. Upon such death, a proportional Distribution Charge will be applied on receipt of due proof of death and upon a Death Benefit distribution if elected at a later date.

If a Beneficiary elects to continue under any of the available options described under the "Standard Death Benefits" section below, we will continue to deduct the Distribution Charge based on the portion of Remaining Gross Premium applicable for that Beneficiary. The Distribution Charge is taken proportionally out of the Sub-Accounts and the Fixed Accumulation Feature unless prohibited by your state (in which event we will deduct the Distribution Charge from other Sub-Accounts).

PREMIUM TAXES

We deduct Premium taxes, if required, by a state or other government agency. Some states collect these taxes when Deposits are made; others collect at annuitization. Since we pay Premium taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The premium tax rate varies by state or municipality and currently ranges from 0 - 3.5%.

SALES CHARGES

CONTINGENT DEFERRED SALES CHARGES (CDSC) - B AND C SHARE CONTRACTS ONLY

We may deduct a CDSC when you make Surrenders from your Contract. We may also deduct a CDSC in connection with certain Annuity Payout Options. This charge is designed to recover the expense of distributing the Contracts that are surrendered before

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distribution expenses have been recouped from revenue generated by these
Contracts. Each Deposit has its own CDSC schedule. Only amounts invested for less than the requisite holding period are subject to a CDSC.

In computing the CDSC, Surrenders will be taken:

1st - from the AWA;

2nd - from Contract Value subject to a CDSC on a first-in, first-out basis; and

3rd - from remaining Contract Value.

CDSC is charged based on the type of transaction:

- Partial Surrenders: To calculate the CDSC when you make a partial Surrender, we apply the applicable CDSC percentage to the amount of the Surrender in excess of the AWA that is eligible for CDSC.

- Full Surrenders: If you fully Surrender your Contract, we apply the applicable CDSC percentage to the greater of Contract Value or Remaining Gross Premiums minus the AWA.

- Annuity Payouts: To calculate the CDSC when you take an Annuity Payout pursuant to certain Annuity Payout Options, we apply the applicable CDSC to Commuted Value.

Please refer to Examples 1 through 5 under the Remaining Gross Premium Examples in Appendix A for an illustration of these computations.

The following are NOT subject to a CDSC:

- Annual Withdrawal Amount (AWA) - During each Contract Year when a CDSC applies, you may take partial Surrenders up to the greater of:

    1.   5% of the total Premium Payments that are otherwise subject to CDSC, or

    2.   Contract Value minus Remaining Gross Premiums.

       We compute the AWA as of the end of the Valuation Day when a partial Surrender request is received by us in good order. The AWA is calculated by comparing two values. First, total Premium Payments subject to a CDSC is multiplied by 5%. Next, the total Remaining Gross Premiums is subtracted from the Contract Value. The greater of the two calculations is the applicable AWA at the end of that particular Valuation Day. This method for calculating CDSCs is used for the current and all future partial Surrenders. All reductions from your Premium Payments will be made on a first-in, first-out basis. The financial impact of the CDSC will be greater during declining market conditions. These amounts are different for Contracts issued to a Charitable Remainder Trust.

       The AWA may vary on a daily basis because of fluctuations in Contract Value. If you do not take maximum AWA one Contract Year, you may not take more than the maximum AWA in a subsequent Contract Year. The AWA does not apply to Personal Pension Account Payouts.

- Transfers from Sub-Accounts or the Fixed Accumulation Feature to the Personal Pension Account.

- If you are a patient in a certified long-term care facility or other eligible facility - CDSC will be waived for a partial or full Surrender if you, the joint Owner or the Annuitant, are confined for at least 180 calendar days to a:

       - facility recognized as a general hospital by the proper authority of the state in which it is located or the Joint Commission on the Accreditation of Hospitals;

       -   facility certified as a hospital or long-term care facility; or

       - nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day.

     For this waiver to apply, you must:

       -   have owned the Contract continuously since it was issued,

       -   provide written proof of your eligibility satisfactory to us, and

       - request the Surrender within 91 calendar days after the last day that you are an eligible patient in a recognized facility or nursing home.

     This waiver is not available if the Owner, the joint Owner or the Annuitant is in a facility or nursing home when you purchase the Contract. We will not waive any CDSC applicable to any Premium Payments made while you are in an eligible facility or nursing home. This waiver can be used any time after the first 180 days in a certified long-term care facility or other eligible facility up until ninety days after exiting such a facility. This waiver may not be available in all states.

- Upon death of the Annuitant or any Contract Owner(s) - CDSC will be waived if the Annuitant or any Contract Owner(s) dies.

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                                                                          27

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-   Upon Annuitization - CDSC will be waived when you annuitize the Contract.
    However, we will charge a CDSC if the Contract is Surrendered during the CDSC period under an Annuity Payout Option which allows commutation.

- For Required Minimum Distributions - CDSC will be waived for any Annuitant age 70 1/2 or older with a Contract held under an IRA who Surrenders an amount equal to the Required Minimum Distribution for one year's required minimum distribution for that Contract Year. All requests for Required Minimum Distributions must be in writing.

- For substantially equal periodic payments - CDSC will be waived if you take partial Surrenders under the Automatic Income Program where you receive a scheduled series of substantially equal periodic payments for the greater of five years or to age 59 1/2.

- Upon cancellation during the Right to Cancel Period - CDSC will be waived if you cancel your Contract during the Right to Cancel Period.

- Exchanges - As an accommodation, we may, in our sole discretion, time-credit CDSC for the time that you held an annuity previously issued by us.

- Settlements - We may, in our sole discretion, waive or time-credit CDSCs in connection with the settlement of disputes or if required by regulatory authorities.

CHARGES AGAINST THE FUNDS

Annual Fund Operating Expenses - The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees, distribution fees, operating expenses and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses and the Fee Summary.

REDUCED FEES AND CHARGES

We may offer, in our discretion, reduced fees and charges for certain Contracts (including employer sponsored savings plans) which may result in decreased costs and expenses.

C. SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

BEFORE THE ANNUITY COMMENCEMENT DATE:

Full Surrenders/Contract Termination - When you Surrender or terminate your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium taxes, CDSCs, a pro-rated portion of optional benefit charges, if applicable, distribution charges and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

For information on how termination of the Contract impacts the Personal Pension Account, see "Personal Pension Account" section above.

Partial Surrenders - You may request a partial Surrender of Contract Value at any time before the Annuity Commencement Date. We will deduct any applicable CDSC and Distribution Charge. You can ask us to deduct the CDSC and Distribution Charge from the amount you are Surrendering or from your remaining Contract Value. If we deduct the CDSC from your remaining Contract Value, that amount will also be subject to CDSC. This is our default option.

Both full and partial Surrenders of Contract Value are taken proportionally out of the Sub-Accounts and the Fixed Accumulation Feature unless prohibited by your state.

There are several restrictions on partial Surrenders of Contract Value before the Annuity Commencement Date:

       - the partial Surrender of Contract Value must be at least equal to $500, and

       - your Account Balance must be equal to or greater than our then current Minimum Amount Rule that we establish according to our then current policies and procedures. The "Minimum Amount Rule" refers to the minimum Contract Value that you must maintain within this Contract. If you fail to comply with the Minimum Amount Rule, we reserve the right to fully terminate your Contract. The Minimum Amount Rule varies by share class. Currently the Minimum Amount Rule for class I share Contracts is $500 and is $2,000 for Class B and C Shares. We may increase the Minimum Amount Rule from time to time but in no event shall the Minimum Amount Rule exceed $2,000 (Class I Shares) or $10,000 (Class B and C Shares).

You may only commute all or a portion of Personal Pension Account Payouts by following the procedures described below in the "After the Annuity Commencement Date" section below.

Withdrawals will reduce your standard Death Benefit on a dollar-for-dollar basis. Please consult with your Registered Representative to be sure that you fully understand the ways such a decision will affect your Contract.

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AFTER THE ANNUITY COMMENCEMENT DATE:

Full Surrenders/Contract Termination - You may Surrender and thus terminate your Contract on or after the Annuity Commencement Date only if you selected Annuity Payout Options Two, Three, Five, Six and Eight. IN THE EVENT YOU TAKE A FULL SURRENDER AND THEREBY TERMINATE YOUR CONTRACT AFTER ELECTING ANNUITY PAYOUT OPTIONS TWO, THREE, FIVE, OR EIGHT, YOU WILL FORFEIT THE LIFE CONTINGENT PAYMENTS PAYABLE UNDER THESE OPTIONS. Upon Contract termination, we pay you the Commuted Value, minus any applicable CDSCs and Premium tax.

Partial Surrenders/Commutation - Partial Surrenders and/or commutation are permitted after the Annuity Commencement Date if you select the Annuity Payout Option Two, Three, Five, or Six, or Eight. You may withdraw amounts equal to the Commuted Value of the payments that we would have made during the Guaranteed Payout Duration. See Example 4 and footnote 3 under the Personal Pension Account Examples in Appendix A for an illustration of Personal Pension Account Commuted Value and the computation of Guaranteed Payout Duration. If you select the Annuity Payout Options Two or Eight, the Guaranteed Payout Duration will be equivilant to the Annuity Payout Value divided by the Annuity Payout amount, rounded down. To qualify under these Annuity Payout Options you must make the request before the Guaranteed Payout Duration expires. Both full and partial Surrenders of Contract Value are taken proportionally out of the Sub-Accounts and the Fixed Accumulation Feature unless prohibited by your state. We will deduct any applicable CDSCs.

If you elect to withdraw the entire Commuted Value of the Annuity Payouts we would have made during the Guaranteed Payout Duration, we will not make any Annuity Payouts during the remaining Guaranteed Payout Duration. If you elect to withdraw only some of the Commuted Value of the Annuity Payouts we would have made during the Guaranteed Payout Duration, we will reduce the remaining Annuity Payouts during the remaining Guaranteed Payout Duration on a first-in, first-out basis. ONCE THE GUARANTEED PAYOUT DURATION HAS EXPIRED, YOU MAY RESUME RECEIVING ANNUITY PAYOUTS PROVIDED THAT YOU, A JOINT OWNER OR THE ANNUITANT IS ALIVE AND YOU HAVE NOT TERMINATED YOUR CONTRACT.

Annuity Payout Options may not be available if the Contract is issued to qualify under Code Sections 401, 408, or 457.

WHAT IS THE COMMUTED VALUE?

You may choose to accelerate Annuity Payouts under certain Annuity Payout Options to be received in one lump sum. This is referred to as "commuting" your Annuity Payout.

The amount that you request to commute must be at least equal to $500. There will be a waiting period of at least thirty days for payment of any lump sum commutation.

Upon commutation, the Annuity Payout Value or the remaining Guaranteed Payout Duration payments, as applicable, will be discounted based on an interest rate that we determine at our sole discretion (the "discount rate"). The discount rate may be different than the interest rate used to establish payout rates. We determine the discount rate based on a number of factors including then current interest rate(s), investment assumptions and the additional anti-selection and mortality risk we incur by permitting commutation. The higher the discount rate and CDSC, the lower the amount that you will receive.

COMMUTED VALUE OF YOUR PERSONAL PENSION ACCOUNT WILL BE LESS THAN YOUR ANNUITY PAYOUT VALUE. Commutation does not affect resumption of life contingent Personal Pension Account Payouts at the conclusion of the applicable Guaranteed Payout Duration.

Commuted Value is determined on the day we receive your written request.

HOW DO YOU REQUEST A SURRENDER?

Requests for full Surrenders terminating your Contract must be in writing. Requests for partial Surrenders can be made in writing, by telephone or on the Internet. We will send your money within seven days of receiving complete instructions. However, we may postpone payment whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation.

Written Requests - Complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

-   your tax withholding amount or percentage, if any, and

-   your mailing address.

You must complete a Commutation Form to commute any portion of your Personal Pension Account Annuity Payout Value or receive Commuted Value under applicable Annuity Payout Options.

If there are joint Owners, both must authorize these transactions. For a partial Surrender, specify the Sub-Accounts that you want your Surrender to come from (this may be limited to pro-rata surrenders if optional benefits are elected); otherwise, the Surrender will be taken in proportion to the value in each Sub-Account.

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Telephone Requests - To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Owner, we discontinue the program, or you are no longer the Owner of the Contract. Please call us with any questions regarding restrictions on telephone Surrenders.

Internet Requests - To request a partial Surrender by internet; we must have received your completed Internet Partial Withdrawal Program Enrollment Form. If there are joint Owners, both must sign this form. By signing the form, you authorize us to accept internet instructions for partial Surrenders from either Owner. Internet authorization will remain in effect until we receive a written cancellation notice from you or your joint Owner, we discontinue the program, or you are no longer the Owner of the Contract. Please call us with any questions regarding restrictions on Internet Surrenders.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

Telephone and Internet Surrender instructions received before the end of a Valuation Day will be processed at the end of that Valuation Day. Otherwise, your request will be processed at the end of the next Valuation Day.

Completing a Power of Attorney form for another person to act on your behalf may prevent you from making Surrenders via telephone and Internet.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders and Personal Pension Account Payouts. If you make a Surrender or take a Personal Pension Account Payout prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment or Personal Pension Account Payout. Taking these actions before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. CONSULT YOUR PERSONAL TAX ADVISER TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY.

More than one Contract owned in the same calendar year - If you own more than one Contract issued by us or our affiliates in the same calendar year, then these Contracts may be treated as one Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date.

Please see "Federal Tax Considerations" and "Information Regarding Tax-Qualified Retirement Plans" for more information.

D. ANNUITY PAYOUTS

Generally speaking, when you annuitize your Contract, you begin the process of converting Accumulation Units in what is known as the "payout phase." The payout phase starts when you annuitize your Contract or with your Annuity Commencement Date and ends when we make the last payment required under your Contract. You may take Personal Pension Account Payouts without annuitizing Contract Value. Once you annuitize your Contract, you may no longer make Personal Pension Account Contributions. You must commence taking Annuity Payouts no later than when you reach your Annuity Commencement Date. Funds allocated to the Personal Pension Account will be paid to you under Annuity Payout Options Two and Eight. Contract Value can only be annuitized under Annuity Payout Options One, Three, Four, Five and Six. Please check with your Registered Representative to select the Annuity Payout Option that best meets your income needs.

WHEN DO YOUR ANNUITY PAYOUTS BEGIN?

Personal Pension Account Payouts may begin at any time but we reserve the right to require that you own your Contract for at least six months before you start taking these payments. Contract Value may only be annuitized on the Annuity Commencement Date.

Your Annuity Commencement Date cannot be earlier than your second Contract Anniversary if choosing a fixed dollar Annuity Payout. The Annuity Commencement Date may be immediate if electing a variable dollar amount Annuity Payout. In no event; however, may the Annuity Commencement Date be later than:

- Annuitant's 90th birthday (or if the Owner is a Charitable Remainder Trust, the Annuitant's 100th birthday);

-   10th Contract Anniversary (subject to state variation);

- The Annuity Commencement Date stated in an extension request (subject to your Financial Intermediary's rules for granting extension requests) received by us not less than 30 days prior to a scheduled Annuity Commencement Date; or

- The date that you fully annuitize Accumulation Balance (assuming that no Contract Value exists as of such date). Unless otherwise requested, commencement of receipt of Personal Pension Account Payouts do not constitute an Annuity Commencement Date.

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We reserve the right, in our sole discretion, to refuse to extend your Annuity
Commencement Date regardless of whether we may have granted extensions in the past to you or other similarly situated investors. Your Financial Intermediary may ask us to prohibit Annuity Commencement Date extensions beyond when the Annuitant turns age 95. Please ask your Registered Representative whether you are affected by any such prohibition and make sure that you fully understand the implications this might have in regard to your Death Benefits.

Except as otherwise provided, the Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. We may at times offer other Annuity Payout Options. We may change these Annuity Payout Options at any time. Once we begin to make Annuity Payouts, the Annuity Payout Option with respect to that portion of your Contract cannot be changed.

-   OPTION ONE - LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

-   OPTION TWO - LIFE ANNUITY WITH A CASH REFUND

In general, we will make Annuity Payouts as long as the Annuitant is living. However, when the Owner or joint Owner dies before the Annuity Commencement Date (and the Annuitant is living or deceased), the Death Benefit will be paid according to the standard Death Benefit rules. When the Annuitant dies after the Annuity Commencement Date (and the Owner is living or deceased), then the Beneficiary will receive the Death Benefit according to the standard Death Benefit rules and Annuity Payouts cease.

This option is only available for Personal Pension Account Payouts (fixed dollar amount Annuity Payout).

-   OPTION THREE - LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus the Annuitant's age. If the Annuitant dies before the guaranteed number of years has passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

-   OPTION FOUR - JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

-   Remain the same at 100%, or

-   Decrease to 66.67%, or

-   Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

- OPTION FIVE - JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus your younger Annuitant's age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary may continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.


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When choosing this option, you must decide what will happen to the Annuity
Payouts after the first Annuitant dies. You must select Annuity Payouts that:

-   Remain the same at 100%, or

-   Decrease to 66.67%, or

-   Decrease to 50%.

For variable dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

-   OPTION SIX - PAYMENTS FOR A PERIOD CERTAIN

We agree to make payments for a specified time. The minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. The maximum period that you can select is 100 years minus your Annuitant's age. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the Commuted Value in one sum. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years.

-   OPTION SEVEN - RESERVED

- OPTION EIGHT - JOINT AND LAST SURVIVOR LIFE WITH CASH REFUND (NOT CURRENTLY AVAILABLE)

In general, we will make Annuity Payouts as long as the Owner, and either Annuitant or Joint Annuitant are living. When the Owner dies before the Annuity Commencement Date (and the Annuitant or Joint Annuitant is living or deceased), then the Death Benefit is paid according to the standard Death Benefit rules.

If death occurs after the Annuity Commencement Date, we will make Annuity Payouts as long as either the Annuitant or the Joint Annuitant is living. When one Annuitant dies, we continue to make Annuity Payouts at the elected percentage until the second Annuitant dies. When the last Annuitant dies, then the Death Benefit is paid according to the standard Death Benefit rules.

When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

-   Remain the same at 100%, or

-   Decrease to 75%, or

-   Decrease to 50%.

This option is only available for Personal Pension Account Payouts (fixed dollar amount Annuity Payout).


YOU CANNOT TERMINATE YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED ANNUITY PAYOUT OPTIONS TWO, THREE, FIVE, SIX OR EIGHT. A CDSC, IF APPLICABLE, MAY BE DEDUCTED.


Annuity Payout Option Two is only available for Personal Pension Account Payouts from the Personal Pension Account. Annuity Payout Options One, Three, Four, Five and Six are only available for Annuity Payouts from the Fixed Accumulation Feature or Sub-Accounts. Annuity Payout Option Eight is only available for Personal Pension Account Payouts from the Personal Pension Account and is not currently available.

For certain qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

AUTOMATIC ANNUITY PAYOUTS

If you do not elect an Annuity Payout Option, monthly Annuity Payouts will automatically begin on the Annuity Commencement Date under Annuity Payout Option Three. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date. Automatic variable Annuity Payouts will be based on an Assumed Investment Return equal to five (5%) percent.

HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

-   monthly,

-   quarterly,

32

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-   semi-annually, or

-   annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50.

DO YOU WANT ANNUITY PAYOUTS TO BE FIXED DOLLAR AMOUNT OR VARIABLE DOLLAR AMOUNT?

You may choose an Annuity Payout Option with fixed dollar amounts or variable dollar amounts, depending on your income needs. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years. If you elect the Personal Pension Account, your Annuity Payout Option may only be a fixed dollar amount.

-   FIXED DOLLAR AMOUNT ANNUITY PAYOUTS

Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payouts. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium taxes, by an annuity rate set by us. Annuity purchase rates may vary based on the aspect of the Contract annuitized.

-   VARIABLE DOLLAR AMOUNT ANNUITY PAYOUTS

Once a variable dollar amount Annuity Payout begins, you cannot change your selection to receive a fixed dollar amount Annuity Payout. A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

-   the Annuity Payout Option chosen,

-   the Annuitant's attained age and gender (if applicable),

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table adjusted for projections based on accepted actuarial principles; and

-   the Assumed Investment Return ("AIR").

The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of Annuity Units for each Sub-Account multiplied by the Annuity Unit Value of each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit Factor, multiplied by the Annuity Unit Value for the preceding Valuation Period. The Annuity Unit Factor offsets the AIR used to calculate your first variable dollar amount Annuity Payout.

The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the Funds in relation to the AIR. The degree of the fluctuation will depend on the AIR you select.

You can select one of the following AIRs offered, subject to state variations:

          ANNUITY                ANNUITY                ANNUITY
 AIR    UNIT FACTOR     AIR    UNIT FACTOR     AIR    UNIT FACTOR
-------------------------------------------------------------------
 3%      0.999919%      5%      0.999866%      6%      0.999840%

The greater the AIR, the greater the initial Annuity Payout. But a higher AIR may result in a smaller potential growth in future Annuity Payouts when the Sub-Accounts earn more than the AIR. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater when the Sub-Accounts earn more than the AIR.

For example, if the Sub-Accounts earned exactly the same as the AIR, then the second monthly Annuity Payout is the same as the first. If the Sub-Accounts earned more than the AIR, then the second monthly Annuity Payout is higher than the first. If the Sub-Accounts earned less than the AIR, then the second monthly Annuity Payout is lower than the first.

Level variable dollar amount Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR. The degree of variation depends on the AIR you select.

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After the Annuity Calculation Date, you may transfer dollar amounts of Annuity
Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day. All Sub-Account transfers must comply with applicable transfer restriction policies.

-   COMBINATION ANNUITY PAYOUT

You may choose to receive a combination of fixed dollar amount and variable dollar amount Annuity Payouts as long as they total 100% of your Annuity Payout. For example, you may choose to use forty (40%) percent fixed dollar amount and sixty (60%) percent variable dollar amount to meet your income needs. Combination Annuity Payouts are not available during the first two Contract Years.

E. STANDARD DEATH BENEFIT

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay if the Owner, joint Owner, or the Annuitant dies before we begin to make Annuity Payouts. The standard Death Benefit is equal to your Account Balance (less Distribution Charge) calculated as of the Valuation Day when we receive a certified death certificate or other legal document acceptable to us. The calculated Death Benefit will remain invested according to the Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. This means the Death Benefit amount will fluctuate with the performance of the Account. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account and the dollar amount for the Fixed Accumulation Feature and Personal Pension Account for each Beneficiary's portion of the proceeds.

We reserve the right to treat all deferred variable annuities that you buy from us or our affiliates as a single contract for the purposes of determining your total Death Benefits. These limits will be applied if you have $5 million or more in total aggregate Account Balance. If applicable, the aggregate limit on total Death Benefits payable by us or our affiliates will never exceed a maximum of:

- $5 million of aggregate Deposits, as adjusted for partial Surrenders (for e.g., dollar-for-dollar or proportional and Personal Pension Account Payouts under all applicable contracts and associated riders; or

-   Account Balance plus $1 million.

Please see the heading entitled "What kinds of Surrenders are available? - Before the Annuity Commencement Date" under the Surrenders section and "What effect does partial or full Surrenders have on your benefits under the rider?" in the Return of Premium Death Benefit section for a discussion regarding when partial Surrenders reduce your Death Benefit on either a dollar-for-dollar or proportionate basis. Taking excess partial Surrenders may significantly negatively affect your Death Benefit. Please consult with your Registered Representative before making excess partial Surrenders to be sure that you fully understand the ways such a decision will affect your Contract.

HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Owner has designated the manner in which the Beneficiary will receive the Death Benefit. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a non-Valuation Day, computations will take place on the next Valuation Day.

If the Death Benefit payment is $5,000 or more, the Beneficiary may elect to have their Death Benefit paid through our "Safe Haven Program." Under this program, the proceeds remain in our General Account and the Beneficiary will receive a draft book. The Beneficiary can write one draft for total payment of the Death Benefit, or keep the money in the General Account and write drafts as needed. We will credit interest at a rate determined periodically in our sole discretion. For federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. We may not offer the Safe Haven Program in all states and we reserve the right to discontinue offering it at any time. Although there are no direct charges for this program, we earn investment income from the proceeds. The investment income we earn is likely more than the amount of interest we credit; therefore, we make a profit from the difference.

The Beneficiary may elect to leave proceeds from the Death Benefit invested with us for up to five years from the date of death of the Annuitant or Owner if death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers (subject to applicable restrictions) and (b) take Surrenders without paying CDSCs, if any. The Beneficiary may not make Personal Pension Account Contributions. We shall endeavor to fully discharge the last instructions from the Owner wherever possible or practical.

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34

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The Beneficiary of a non-qualified Contract or IRA (prior to the required distribution date) may also elect an annuity option that allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.

If the Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below.

If the Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Owner's death.

If the Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Owner.

WHO WILL RECEIVE THE DEATH BENEFIT?

The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date.

If death occurs on or after the Annuity Commencement Date, there may be no payout at death unless the Owner has elected an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value.

IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                AND . . .                        AND . . .                     THEN THE . . .
Owner                            There is a surviving joint       The Annuitant is living or       Joint Owner receives the Death
                                 Owner                            deceased                         Benefit.
Owner                            There is no surviving joint      The Annuitant is living or       Beneficiary receives the Death
                                 Owner                            deceased                         Benefit.
Owner                            There is no surviving joint      The Annuitant is living or       Owner's estate receives the
                                 Owner and the Beneficiary        deceased                         Death Benefit.
                                 predeceases the Owner
Annuitant                        The Owner is living              There is no named Contingent     The Owner becomes the
                                                                  Annuitant                        Contingent Annuitant and the
                                                                                                   Contract continues. The Owner
                                                                                                   may waive this presumption and
                                                                                                   receive the Death Benefit.
Annuitant                        The Owner is living              The Contingent Annuitant is      Contingent Annuitant becomes
                                                                  living                           the Annuitant, and the Contract
                                                                                                   continues.

IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                             AND . . .                               THEN THE . . .
Owner                                     The Annuitant is living                   Beneficiary becomes the Owner.
Annuitant                                 The Owner is living                       Owner receives the payout at death.
Annuitant                                 The Annuitant is also the Owner           Beneficiary receives the payout at
                                                                                    death.

THESE ARE THE MOST COMMON SCENARIOS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A PAYOUT AT DEATH.

5. RETURN OF PREMIUM DEATH BENEFIT

OBJECTIVE

To provide a Death Benefit that we will pay if the Owner, joint Owner, or the Annuitant dies before we begin to make Annuity Payouts. The Death Benefit that we will pay under this rider is in addition to your Personal Pension Account Death Benefit.

WHEN CAN YOU BUY THE RIDER?

You can currently elect this benefit (called a "rider") only at the time that you buy this Contract. This rider may not be available through all Registered Representatives and may be subject to additional restrictions set by your Registered Representative or us. We reserve the right to withdraw this rider at any time. The maximum age of any Owner or Annuitant when electing this rider is 80.

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                                                                          35

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DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

No.

HOW IS THE CHARGE FOR THIS RIDER CALCULATED?

The fee for the rider is based on Premium Payments, as adjusted for Surrenders (as well as Benefit Balance transferred to Contract Value), as of each Contract Anniversary. In the event of a change in ownership or upon Spousal Contract continuation, the fee for the rider will be based on the Contract Value on the date of any such change plus Premium Payments received after such date, as adjusted for Surrenders. This charge will automatically be deducted from your Contract Value on your Contract Anniversary prior to all other financial transactions. A prorated charge will be deducted in the event of a full Surrender of this Contract or this rider. The charge for the rider will be withdrawn from each Sub-Account and the Fixed Accumulation Feature in the same proportion that the value of each Sub-Account bears to the total Contract Value. Except as otherwise provided below, we will continue to deduct this charge until we begin to make Annuity Payouts or the rider is terminated. The rider charge may limit access to the Fixed Accumulation Feature in certain states.

We reserve the right to change the rider charge up to the maximum fee described in the Fee Summary at any time without notice. The rider charge may increase for new investors. The rider charge may also prospectively increase upon certain ownership changes or upon Spousal Contract continuation. We reserve the right to charge a different rider charge based on your participation in approved investment options.

IS THIS RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

Yes. This Death Benefit is equal to the higher of Contract Value (minus Distribution Charges) or Premium Payments, as adjusted for Surrenders. See Example 1 under The Hartford's Return of Premium Death Benefit Examples in Appendix A. In addition to this Death Benefit, you may also be entitled to receive the Personal Pension Account Death Benefit which is equal to your Benefit Balance. EVEN THOUGH YOUR BENEFIT BALANCE IS NOT SUBJECT TO PRINCIPAL PROTECTION UNDER THIS RIDER, ANY PORTIONS OF YOUR BENEFIT BALANCE TRANSFERRED TO SUB-ACCOUNTS AND/OR THE FIXED ACCUMULATION FEATURE ARE ALSO CONSIDERED TO BE PART OF THE CONTRACT VALUE USED TO COMPUTE THIS DEATH BENEFIT. See Example 2 under The Hartford's Return of Premium Death Benefit Examples in Appendix A.

We calculate the Death Benefit when, and as of the Valuation Day, we receive a certified death certificate or other legal document acceptable to us. The calculated Death Benefit will remain invested according to the Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. This means the Death Benefit amount will fluctuate with the performance of the Account. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary's portion of the proceeds. Termination of this rider will result in the rescission of this Death Benefit and result in your Beneficiary receiving the standard Death Benefit.

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Owner has designated the manner in which the Beneficiary will receive the Death Benefit. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a non-Valuation Day, computations will take place on the next Valuation Day.

If the Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining Contract Value must be distributed at least as rapidly as under the payment method being used as of the Owner's death.

If the Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Owner.

The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date. Please refer to the discussion under the caption "Who will receive the Death Benefit" under Standard Death Benefits for more information.

DOES THIS RIDER REPLACE THE STANDARD DEATH BENEFIT?

Yes.

CAN YOU TERMINATE THIS RIDER?

Yes. At anytime following the earliest of the fifth anniversary of the rider effective date or Spousal Contract continuation, the Contract Owner may elect to terminate this rider. If this rider is terminated, then a pro-rated rider charge will be assessed on the termination date, and will no longer be assessed thereafter. The Death Benefit will be reset to the standard Death Benefit. No other optional benefit may be elected following the termination. A Company-sponsored exchange of this rider will not be considered to be a

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36

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termination by you of the rider. This rider will also terminate upon election of a Death Benefit option (described in the "Standard Death Benefit" section) by the Beneficiary (excluding Spousal Contract continuation).

WHAT EFFECT DOES PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THE
RIDER?

We calculate the adjustment to your aggregate Premium Payments for any Surrender by reducing your aggregate Premium Payments on a dollar-for-dollar basis for any Surrender within a Contract Year up to the Death Benefit withdrawal limit. The "Death Benefit withdrawal limit" is five (5%) percent of aggregate Premium Payments. If a change of ownership occurs or if Spousal Contract continuation is elected, the Death Benefit withdrawal limit will be five (5%) percent of Contract Value as of the date of such change plus Premium Payments made after such date. For purposes of this rider, a Surrender also includes a transfer of Contract Value to Benefit Balance. Any partial Surrender that causes cumulative Surrenders during the Contract Year to exceed the Death Benefit withdrawal limit, even if less than your permissible AWA (provided that such Surrender was not made in accordance with our Automatic Income program for the purposes of meeting Required Minimum Distribution requirements), will cause a proportionate reduction in your Death Benefit. Partial Surrenders up to, but not in excess of the Death Benefit withdrawal limit (assuming no ownership changes) will reduce your Death Benefit on a dollar-for-dollar basis. Any and all partial Surrenders in excess of your Death Benefit withdrawal limit, whether individually or in the aggregate, will reduce your Death Benefit on a proportionate basis based on a factor equal to 1 minus the excessive partial Surrender (which is the amount of the Surrender in excess of the Death Benefit withdrawal limit) divided by the sum of (i) Contract Value prior to such partial Surrender minus (ii) any remaining Death Benefit withdrawal limit. Taking excess partial Surrenders may significantly negatively affect your Death Benefit. Please consult with your Registered Representative before making excess partial Surrenders to be sure that you fully understand the ways such a decision will affect your Contract. See Example 1 under the Return of Premium Examples in Appendix A for an illustration of this calculation.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

We reserve the right to approve all ownership changes. Certain approved changes in ownership before the Annuity Commencement Date may cause a re-calculation of the Death Benefit.

Any ownership change made within the first six months from the Contract issue date (if prior to the Annuity Commencement Date) will have no impact on the rider values as long as each succeeding Owner is less than the maximum rider age limitation at the time of the change. We reserve the right to require you to reallocate investments according to then applicable investment restrictions in the event of an ownership change after six months from the rider's effective date.

An ownership change made after the first six months of the Contract issue date (if prior to the Annuity Commencement Date) will cause a reset of these benefits. If the rider is not available for sale at the time of the ownership change, we will terminate this rider whereupon the Death Benefit will be reset to the standard Death Benefit. A final pro-rated rider charge will be assessed on the termination date, and then will no longer be assessed.

If the rider is currently available for sale on the date of the ownership change, we will continue the existing rider with respect to all benefits at the rider charge currently being assessed on new sales (or the last declared maximum rider fee).The Death Benefit will be recalculated to the lesser of the Contract Value or the Death Benefit on the effective date of the ownership change.

If the oldest Owner after the change is greater than the age limitation of the rider as of the trade date of the change, then we will terminate this rider whereupon the Death Benefit will be reset to the standard Death Benefit. A final pro-rated rider charge will be assessed on the termination date, and then will no longer be assessed.

CAN YOUR SPOUSE CONTINUE YOUR DEATH BENEFIT?

Yes. If the Owner dies and the sole Beneficiary is the deceased Owner's Spouse at the time of death, that Spouse may continue the Contract and this rider, if then available. This right may be exercised only once during the term of the Contract.

If the Owner is less than or equal to age 80 at the time of the Spousal Contract continuation and such rider (or similar rider, as we determine) is not available for sale, we will terminate this rider whereupon the Death Benefit will be reset to the standard Death Benefit. A final pro-rated rider charge will be assessed on the termination date, and then will no longer be assessed.

If the Owner is less than or equal to age 80 at the time of the Spousal Contract continuation and such rider (or similar rider, as we determine) is still available for sale, the Death Benefit will be increased to the Contract Value if higher than the Death Benefit as of the date of due proof of death and will serve as the new basis for the benefit. The rider charge will be reset to the rider charge then being assessed for new sales of the rider.

If the new Owner is age 81 or older at the time of the Spousal Contract continuation, we will terminate this rider whereupon the Death Benefit will be reset to the standard Death Benefit. A final pro-rated rider charge will be assessed on the termination date and then will no longer be assessed.


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WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

Except as otherwise provided, if you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value. If your Contract reaches the Annuity Commencement Date, the Contract must be annuitized unless we agree to extend the Annuity Commencement Date, in our sole discretion. In this circumstance, the Contract may be annuitized under our standard annuitization rules. This rider terminates once an Annuity Payout Option is elected.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

Yes. You may allocate your Contract Value to any Sub-Accounts(s), asset allocation models, investment programs, fund of funds Sub-Accounts(s) or other investment option(s) or you may design your own portfolio, provided that your Fund selections comply with the investment restrictions in the following table:

            CLASSIFICATION                             ALLOCATION
--------------------------------------------------------------------------------
Fixed investments Funds                  Minimum of 30% - to a maximum of 100%
Equity Investments                       - Maximum of 70%
                                         - No more than 20% may be invested in
                                         any one Fund in this category
Limited Investments                      Maximum of 20%
Multi-Asset Investments                  - Minimum of 0% - to a maximum of 100%
                                         - May not be combined with Funds in the
                                         above classifications

Please refer to Appendix C for the classification associated with each currently offered Fund. Investing in the Personal Pension Account and Fixed Accumulation Feature do not constitute a violation of these investment restrictions.

Not all asset allocation models, Funds or programs are available through all Financial Intermediaries. The Personal Pension Account and Fixed Accumulation Feature are not included within any classification.

We may, in our sole discretion, add, replace or delete Funds, programs, classifications, allocations and asset allocation models from time to time. Not all asset allocation models, Funds or programs are available through all Financial Intermediaries. You will be provided with advance notification of any investment restriction changes and you must invest any subsequent Premium Payments in accordance with such updated investment restrictions.

You must participate in an asset rebalancing program. If on any Valuation Day, your Contract Value is no longer invested within the permissible allocations in the table above as a result of market fluctuations, we will not terminate the rider. Instead, your Contract Value will be rebalanced quarterly in accordance with your last compliant allocation instructions. All subsequent Premium Payments must also be invested according to the classifications described in this section.

YOU MAY PROVIDE INVESTMENT INSTRUCTIONS TO INVEST CONTRACT VALUE IN A MANNER THAT VIOLATES THESE INVESTMENT RESTRICTIONS. ANY SUCH ACTION WILL, HOWEVER, RESULT IN THE TERMINATION OF THIS RIDER. WE WILL NOT ACCEPT INSTRUCTIONS TO VIOLATE THE INVESTMENT RESTRICTIONS FROM YOUR REGISTERED REPRESENTATIVE. VIOLATING THESE INVESTMENT RESTRICTIONS SHALL RESULT IN THE TERMINATION OF YOUR DEATH BENEFIT UNDER THIS RIDER.

If this rider is terminated due to failure to comply with the investment restrictions, you will have a one time opportunity to reinstate the Death Benefit. You will be notified in your confirmation statement that you have violated these investment restrictions. The thirty calendar day reinstatement period will begin from the date this rider is terminated. Your opportunity to reinstate will be terminated if during the reinstatement period you make a subsequent Premium Payment, take a partial Surrender, or make an ownership change.

UPON REINSTATEMENT OF YOUR RIDER, YOUR PREMIUM PAYMENT WILL BE RESET AT THE LOWER OF THE DEATH BENEFIT PRIOR TO THE REVOCATION OR CONTRACT VALUE AS OF THE DATE OF THE REINSTATEMENT. WE WILL DEDUCT A PRORATED RIDER CHARGE ON YOUR CONTRACT ANNIVERSARY FOLLOWING THE REINSTATEMENT FOR THE TIME PERIOD BETWEEN THE REINSTATEMENT DATE AND YOUR FIRST CONTRACT ANNIVERSARY FOLLOWING THE REINSTATEMENT. VIOLATION OF THESE INVESTMENT RESTRICTIONS COULD RESULT IN A SERIOUS EROSION OF THE VALUE IN THIS RIDER.

We are not responsible for lost investment opportunities associated with the implementation of these investment restrictions.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

Yes. We reserve the right to require our approval on all subsequent Premium Payments received after the first twelve months. We may not accept any subsequent Premium Payment which brings the total of such cumulative subsequent Premium Payments in excess of $100,000 without prior approval. Following your Annuity Commencement Date, we will no longer accept subsequent Premium Payments.

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CAN WE AGGREGATE CONTRACTS?

Yes. We reserve the right to treat all deferred variable annuities that you buy from us or our affiliates where you have elected any optional death benefit rider as a single contract for the purposes of determining your total Death Benefits. These limits will be applied if you make $5 million or more in total aggregate Deposits. If applicable, the aggregate limit on total Death Benefits payable by us or our affiliates will never exceed a maximum of:

-   $5 million of Deposits (as reduced by an adjustment for Surrenders), or

-   Account Balance plus $1 million.

Any reduction in Death Benefits will be in proportion to the Contract Value of each deferred variable annuity at the time of reduction.

OTHER INFORMATION

The rider may not be appropriate for all investors. Several factors, among others, should be considered:

- The benefits under the rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate the rider and allow us to terminate the rider.

- We may terminate this rider based upon the following conditions: Spousal Contract continuation, ownership changes, assignment and/or violation of the investment restrictions. If we terminate the rider, it cannot be re-elected by you.

- The selection of an Annuity Payout Option and the timing of the selection may have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death. If these conditions are not met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

- Upon Spousal Contract continuation or ownership change, the Death Benefit withdrawal limit upon which we reduce the Death Benefit will be adjusted to equal five (5%) percent of the Contract Value as of the date of such change plus Premium Payments received after such date.

- If the Owner dies and the sole Beneficiary is the Owner's Spouse, then the Contract may continue with the Spouse as Owner through a Spousal Contract continuation election, unless the Spouse elects to receive the Death Benefit as a lump sum payment or as an Annuity Payout Option. If the Contract continues with the Spouse as Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the Spouse elected to receive the Death Benefit as a lump sum payment. Spousal Contract continuation will only apply one time for each Contract. If you do not name another Beneficiary at the time of continuation, the Beneficiary will default to your estate.

- Participation in an automatic investment or income program may result in a transaction during the reinstatement period causing you to lose your right to reinstate the Death Benefit.

6. FURTHER INFORMATION

A. GLOSSARY

Except as provided elsewhere in this prospectus, the following capitalized terms shall have the meaning ascribed below:

ACCOUNT: Any of the Sub-Accounts or the Fixed Accumulation Feature.

ACCOUNT BALANCE: The sum of your Contract Value and Benefit Balance (this term is also referred to as the "Total Balance" in your Contract and marketing materials).

ACCUMULATION BALANCE - The sum of all Personal Pension Account Contributions increased by credited interest; minus any transfers into any other Account(s) and any conversion into Annuity Payout Value.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert Premium Payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate Contract Value prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.

ADMINISTRATIVE OFFICE: Our overnight mailing address is: 1 Griffin Road North, Windsor, CT 06095-1512. Our standard mailing address is: P.O. Box 5085, Hartford, Connecticut 06102-5085.

ANNUAL MAINTENANCE FEE: An annual charge deducted on a Contract Anniversary or upon full Surrender.

ANNUAL WITHDRAWAL AMOUNT (AWA): The amount you may Surrender each Contract Year without incurring a CDSC.

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ANNUITANT: The person on whose life the Contract is issued. Except as otherwise provided, the Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY COMMENCEMENT DATE: The first day of the first period for which a distribution is received as an Annuity Payout under the Contract.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select. Annuity Payout also refers to Personal Pension Account Payouts.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date, the death of the Contract Owner or Annuitant; or annuitization(s) of Benefit Balance.

ANNUITY PAYOUT VALUE: The portion of your Benefit Balance converted into Personal Pension Account Payouts, as reduced by future Personal Pension Account Payouts.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person(s) entitled to receive benefits pursuant to the terms of the Contract upon the death of any Contract Owner or Annuitant, as the case may be.

BENEFIT BALANCE: Personal Pension Account Contributions, as adjusted for transfers to or from Contract Value, credited interest and/or annuitization. Benefit Balance includes Annuity Payout Value, if any.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any Annuity Payout due and payable during the Guaranteed Payout Duration. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts and the applicable discount rate determined by us for applicable fixed dollar amount Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.

CONTINGENT DEFERRED SALES CHARGE (CDSC): The deferred sales charge, if applicable, that may apply when you make a full or partial Surrender.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals may receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER, OWNER OR YOU: The owner or holder of the Contract described in this prospectus including any joint Owner(s). We do not capitalize "you" in the prospectus.

CONTRACT VALUE: The total value of the Account on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

DEATH BENEFIT: Except as otherwise provided, the amount payable if the Contract Owner, joint Contract Owner or the Annuitant dies before the Annuity Commencement Date.

DEPOSIT: The sum of allPremium Payments and Personal Pension Account Contributions.

FIXED ACCUMULATION FEATURE: Part of our General Account, where you may allocate all or a portion of your Contract Value. In your Contract, the Fixed Accumulation Feature may be called the Fixed Account. Not all classes of Contracts we offer contain a Fixed Accumulation Feature.

FUND: A registered investment company or a series thereof in which assets of a Sub-Account may be invested. We sometimes call the Funds you select a "Sub-Account".

GUARANTEED PAYOUT DURATION: The time period (sometimes referred to as a "Period Certain") specified in Annuity Payout Options Three, Five and Six; and with respect to Annuity Payout Options Two and Eight, the time period equal to the applicable Annuity Payout Value divided by the corresponding Personal Pension Account Payout, rounded down.

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40

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JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the
Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

1933 ACT: The Securities Act of 1933, as amended.

1934 ACT: The Securities Exchange Act of 1934, as amended.

1940 ACT: The Investment Company Act of 1940, as amended.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.

PERSONAL PENSION ACCOUNT CONTRIBUTIONS: Sums allocated to the Personal Pension Account (after deduction of front-end sales charges, if applicable). Personal Pension Account Contributions may take the form of Deposits or transfers of Contract Value from Sub-Accounts or the Fixed Accumulation Feature (if applicable).

PERSONAL PENSION ACCOUNT PAYOUTS: Regularly scheduled periodic payments of Annuity Payout Value.

PREMIUM OR PREMIUM PAYMENT: Money sent to us to be invested in your Contract (not taking into consideration any applicable sales charges). Unless otherwise specified, a Premium Payment does not include Personal Pension Account Contributions. Portions of your Benefit Balance transferred to Sub-Accounts and/or the Fixed Accumulation Feature are initially considered to be Premium Payments that become part of your Contract Value.

REMAINING GROSS PREMIUM: Premium Payments minus prior partial Surrenders in excess of the AWA at the time of such partial Surrender.

SPOUSE: A person related to a Contract Owner by marriage pursuant to the Code.

SUB-ACCOUNT: A division of the Separate Account containing shares of a Fund. There is a Sub-Account for each Fund. We sometimes call the Funds you select your "Sub-Account".

SUB-ACCOUNT VALUE: The value of each Sub-Account on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for each Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract. For the purposes of optional riders only, a Surrender may also include a transfer of Contract Value to Benefit Balance.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges (subject to rounding). Surrender Value does not include the Commuted Value of your Personal Pension Account.

TARGET INCOME AGE - The year when Personal Pension Account Payouts are likely to commence. Target Income Age establishes a 7-year guarantee window (three years before and after) during which a guaranteed payout rate will be applied to your Accumulation Balance.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange. The Exchange generally closes at 4:00 p.m. Eastern Time but may close earlier on certain days and as conditions warrant.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

WE, US OR OUR: Hartford Life and Annuity Insurance Company or Hartford Life Insurance Company, as the case may be.

YOU: The Owner including any joint Owner(s). We do not capitalize "you" or "your" in this prospectus.

B. STATE VARIATIONS

The following section describes modifications to this prospectus required by one or more state insurance departments as of the date of this prospectus. Unless otherwise noted, variations apply to all forms of Contracts we issue. References to certain state's variations do not imply that we actually offer Contracts in each such state. These variations are subject to change without notice and additional variations may be imposed as specific states approve new riders.

ALABAMA - The Fixed Accumulation Feature is not available. The DCA Plus Fixed Accumulation Feature is available.

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CALIFORNIA - If you are 60 years old or older you must either elect the Senior
Protection Program, or elect to immediately allocate the initial Premium Payments to the other investment options. Under the Senior Protection Program, we will allocate your initial Premium Payment to a money market Fund for the first 35 days your initial Premium Payment is invested. After the 35th day we will automatically allocate your Contract Value according to your most current investment instructions. If you elect the Senior Protection Program you will not be able to participate in any InvestEase (if otherwise available) or Dollar Cost Averaging Program until after the Program has terminated. The Dollar Cost Averaging Plus, the Static Asset Allocation Models and certain Automatic Income Programs are not available if you elect the Senior Protection Program. Under the Senior Protection Program any subsequent Premium Payment received during the 35 days after the initial Premium Payment is invested will also be invested in a money market Fund unless you direct otherwise. You may voluntarily terminate your participation in the Senior Protection Program by contacting us in writing or by telephone. You will automatically terminate your participation in the Senior Protection Program if you allocate a subsequent Premium Payment to any other investment option or transfer Contract Value from a money market Fund to another investment option. When you terminate your participation in the Senior Protection Program you may reallocate your Contract Value in the Program to other investment options; or we will automatically reallocate your Contract Value in the Program according to your original instructions 35 days after your initial Premium Payment was invested.

CONNECTICUT, NEW HAMPSHIRE AND NEW JERSEY - A state recognized civil union partner who is the designated beneficiary may exercise contract continuation privileges if and when the Code is amended to recognize such "spouses" as meeting federal tax distribution requirements (under current tax law, a "spouse" is limited to married people of the opposite sex).

FLORIDA - The limit on Death Benefits imposed when aggregate Premium Payments total $5 million or more does not apply.

MASSACHUSETTS - We will accept subsequent Premium Payments only until the Annuitant's 63rd birthday or the third Contract Anniversary, whichever is later (B Share Contracts). The Nursing Home Waiver is not available.

NEW JERSEY - The only AIRs available are 3% and 5%. The Nursing Home Waiver is not available. Letters of Intent are not available as a basis to reduce sales charges.

NEW YORK - A Contract issued by Hartford Life and Annuity Insurance Company is not available in New York. The only AIRs available are 3% and 5%. The Nursing Home Waiver is not available. Letters of Intent are not available as a basis to reduce sales charges.

OKLAHOMA - The only AIRs available are 3% and 5%.

OREGON - We will accept subsequent Premium Payments during the first three Contract Years (B Share Contracts). Owners may only sign up for DCA Plus Programs that are 6 months or longer. You may not choose a fixed dollar amount Annuity Payout. Annuity Payout Option Two is not available. The only AIRs available are 3% and 5%.

PENNSYLVANIA - The Nursing Home Waiver minimum confinement period is changed from 180 days to 90 days. You may not choose a fixed dollar amount Annuity Payout. Annuity Payout Option Two is not available.

TEXAS - Letters of Intent are not available as a basis to reduce sales charges.

VERMONT - Eligible Investments owned by you, your Spouse or any immediate family member may be included under the Rights of Accumulation Program.

WASHINGTON - In any year when no Premium Payment is paid into the Fixed Accumulation Feature, any pro-rata portion of the fee taken from the Fixed Accumulation Feature will be limited to interest earned in excess of the 3% for that year.

C. MISCELLANEOUS

OWNERSHIP CHANGES - We reserve the right to approve all ownership changes, including any assignment of your Contract (or any benefits) to others or the pledging of your Contract as collateral. Certain approved changes in ownership may cause a re-calculation of the benefits subject to applicable state law. Generally, we will not re-calculate the benefits under your Contract so long as the change in ownership does not affect the Owner and does not result in a change in the tax identification number under the Contract. You may not change the named Annuitant. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

ASSIGNMENT - A non-qualified Contract may be assigned subject to the ownership change restrictions above. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a non-qualified Contract may require the payment of income taxes and certain penalty taxes. A qualified Contract may not be transferred or otherwise assigned (whether directly or used as collateral for a loan), unless allowed by applicable law and approved by us in writing. We can withhold our consent for any reason. We are not obligated to process any request for approval within any particular time frame. Please consult a qualified tax adviser before assigning your Contract.

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SPECULATIVE INVESTING - Do not purchase this contract if you plan to use it, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme. Your Contract may not be traded on any stock exchange or secondary market. By purchasing this contract you represent and warrant that you are not using this Contract, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme.

CONTRACT MODIFICATION - We may unilaterally modify the Contract to reflect, among other things, changes in applicable tax law or interpretations of tax law, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will affect the method by which Contract Values are determined. Any modifications to the Contract will be filed with each state in which the Contract is for sale. Contract changes will be communicated to Owners through regular mail as an endorsement to their Contract.

MEDICAID BENEFITS - Medicaid estate planning may be important to people who are concerned about long term care costs. Benefits associated with this variable annuity may have an impact on your Medicaid eligibility and the assets considered for Medicaid benefits. Ownership interests or beneficiary status under this variable annuity could render you or your loved ones ineligible for Medicaid. This may be particularly troubling if your Spouse or Beneficiary is already receiving Medicaid benefits at the time of transfer or receipt of Death Benefits. As certain ownership changes are either impermissible or are subject to benefit resetting rules, you may want to carefully consider how you structure the ownership and beneficiary status of your Contract. This discussion is intended to provide a very general overview and does not constitute legal advice or in any way suggest that you circumvent these rules. You should seek advice from a competent elder law attorney to make informed decisions about how this variable annuity may affect your plans.

D. LEGAL PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.

E. HOW CONTRACTS ARE SOLD

We have entered into a distribution agreement with our affiliate Hartford Securities Distribution Company, Inc. ("HSD") under which HSD serves as the principal underwriter for the Contracts, which are offered on a continuous basis. HSD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the Financial Industry Regulatory Authority (FINRA). The principal business address of HSD is the same as ours. PLANCO Financial Services, LLC, a subsidiary of Hartford Life Insurance Company, provides marketing support for us. Woodbury Financial Services, Inc. is another affiliated broker-dealer that sells this Contract.

HSD has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions ("Financial Intermediaries") for the sale of the Contracts. We pay compensation to HSD for sales of the Contracts by Financial Intermediaries. HSD, in its role as principal underwriter, did not retain any underwriting commissions for the fiscal year ended December 31, 2008. Contracts will be sold by individuals who have been appointed by us as insurance agents and who are registered representatives of Financial Intermediaries ("Registered Representatives").

B and I share Contracts may be sold directly to the following individuals free of any commission: 1) our current or retired officers, directors, trustees and employees (and their families) and our corporate parent, affiliates and subsidiaries; and 2) employees and Registered Representatives of Financial Intermediaries. If applicable, we will credit the B share Contract with a credit of 5.0% of the initial Deposit and each subsequent Deposit, if any. This additional percentage of Deposit in no way affects current or future charges, rights, benefits or account values of other Owners.

The financial advisory arrangement otherwise required in order to purchase I share Contracts shall not be applicable to Hartford Leaders Series V individual variable annuities bought by any of our current or retired officers, directors, trustees and employees or those of our corporate parent, affiliates and subsidiaries.

This prospectus does not constitute personalized investment or financial planning advice or a recommendation to purchase this or any other variable annuity. We reserve the right to modify, suspend, or terminate these privileges at any time.

We list below types of arrangements that help to incentivize sales people to sell our suite of variable annuities. Not all arrangements necessarily affect each variable annuity. These types of arrangements could be viewed as creating conflicts of interest.

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Financial Intermediaries receive commissions (described below under
"Commissions"). Certain selected Financial Intermediaries also receive additional compensation (described below under "Additional Payments"). All or a portion of the payments we make to Financial Intermediaries may be passed on to Registered Representatives according to a Financial Intermediaries' internal compensation practices.

Affiliated broker-dealers also employ individuals called "wholesalers" in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Deposits or Account Balance.

-   COMMISSIONS

Up front commissions paid to Financial Intermediaries generally range from 0% to up to 5% of each Deposit. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1% of your Account Balance. We pay no additional commissions with respect to assets moved from the Personal Pension Account to Sub-Accounts or the Fixed Accumulation Feature. We pay different commissions based on the Contract variation that you buy. We may pay a lower commission for sales to Owners over age 80.

Commission arrangements vary from one Financial Intermediary to another. We are not involved in determining your Registered Representative's compensation. Under certain circumstances, your Registered Representative may be required to return all or a portion of the commissions paid.

Check with your Registered Representative to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your Registered Representative (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Registered Representative (or the Financial Intermediary with which they are associated) can be paid both by you and by us based on what you buy. Therefore, profits, and your Registered Representative's (or their Financial Intermediary's) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.

-   ADDITIONAL PAYMENTS

Subject to FINRA and Financial Intermediary rules, we (or our affiliates) also pay the following types of fees to among other things encourage the sale of this Contract. These additional payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others, which may not necessarily be to your benefit.

ADDITIONAL
PAYMENT TYPE               WHAT IT'S USED FOR
-------------------------------------------------------------------------------------------------------------------------------
Access                     Access to Registered Representatives and/or Financial Intermediaries such as one-on-one wholesaler visits or attendance at national sales meetings or similar events.
Gifts & Entertainment      Occasional meals and entertainment, tickets to sporting events and other gifts.
Marketing                  Joint marketing campaigns and/or Financial Intermediary event advertising/participation; sponsorship of Financial Intermediary sales contests and/or promotions in which participants (including
                           Registered Representatives) receive prizes such as travel awards, merchandise and recognition;
                           client generation expenses.
Marketing Expense          Pay Fund related parties for wholesaler support, training and marketing activities for certain
Allowances                 Funds.
Support                    Sales support through such things as providing hardware and software, operational and systems integration, links to our website from a Financial Intermediary's websites; shareholder services
                           (including sub-accounting sponsorship of Financial Intermediary due diligence meetings; and/or expense allowances and reimbursements).
Training                   Educational (due diligence), sales or training seminars, conferences and programs, sales and service desk training, and/or client or prospect seminar sponsorships.
Visibility                 Inclusion of our products on a Financial Intermediary's "preferred list"; participation in, or visibility at, national and regional conferences; and/or articles in Financial Intermediary publications highlighting our products and services.
Volume                     Pay for the overall volume of their sales or the amount of money investing in our products.


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As of December 31, 2008, we have entered into ongoing contractual arrangements to make Additional Payments to the following Financial Intermediaries for our entire suite of variable annuities: AIG Advisors Group, Inc., (Advantage Capital, AIG Financial Advisors, American General, FSC Securities Corporation, Royal Alliance Assoc., Inc.), Allen & Company, AMTrust Investment Svcs Inc., Associated Securities, Banc of America Investment Services Inc., Bancwest Investment Services, Inc., Cadaret, Grant & Co., Inc., Cambridge Investment Research Inc., Capital Analyst Inc., Centaurus Financial, Inc., CCO Investment Services Corp., Citigroup, Inc. (various divisions and affiliates), Comerica Securities, Commonwealth Financial Network, Compass Brokerage, Inc., Crown Capital Securities, L.P., Cuna Brokerage Services, Inc., Cuso Financial Services, L.P., Edward D. Jones & Co., L.P., FFP Securities, Inc., First Allied Securities, Inc., First Citizens Investor Services, First Montauk Securities Corp., First Tennessee Brokerage Inc., Frost Brokerage Services, Inc., Great American Advisors, Inc., H. Beck, Inc., H.D. Vest Investment Services (subsidiary of Wells Fargo & Company), Harbour Investments, Inc., Heim & Young Securities, Huntington Investment Company, Independent Financial Group LLC, Infinex Financial Group, ING Advisors Network, (Financial Network Services (or Investment) Corp., ING Financial Partners, Multi-Financial Securities, Primevest Financial Services, Inc.,), Inter-Securities Inc., Investacorp, Inc., Investment Professionals, Inc., Investors Capital Corp., J.J.B. Hilliard, James T. Borello & Co., Janney Montgomery Scott, Inc., Jefferson Pilot Securities Corporation, Key Investment Services, LaSalle Financial Services, Inc., Lincoln Financial Advisors Corp. (marketing name for Lincoln National Corp.), Lincoln Financial Securities Corp., Lincoln Investment Planning, LPL Financial Corporation, M&T Securities, Inc., Merrill Lynch Pierce Fenner & Smith, MML Investor Services Inc., Morgan Keegan & Company, Inc., Morgan Stanley & Co., Inc. (various divisions and affiliates), Mutual Service Corporation, NatCity Investments, National Planning Holdings (Invest Financial Corp., Investment Centers of America, Inc., National Planning Corp., SII Investments, Inc.), Newbridge Securities Corp., NEXT Financial Group, Inc., NFP Securities, Inc., Pension Planners Securities, Inc., Prime Capital Services, Inc., Prospera Financial Services, Inc., Raymond James & Associates, Inc., Raymond James Financial Services, RBC Capital Markets., Robert W. Baird & Co. Inc., Rogan & Associates, Securities America, Inc., Sigma Financial Corporation, Sorrento Pacific, Stifel Nicolaus & Company, Incorporated, Summit Brokerage Services Inc., Sun Trust Bank, TFS Securities, Inc., The Investment Center, Inc., Thurston, Springer, Miller, Herd & Titak, Inc., Triad Advisors, Inc., U.S. Bancorp Investments, Inc., UBOC Investment Services, Inc. (Union Bank of California, N.A.), UBS Financial Services, Inc., Uvest Financial Services Group Inc., Vanderbilt Securities, LLC, Wachovia Securities, LLC (various divisions), Walnut Street Securities, Inc., Waterstone Financial Group, Wells Fargo Brokerage Services, L.L.C., WaMu Investments, Inc., Woodbury Financial Services, Inc. (an affiliate of ours).

Inclusion on this list does not imply that these sums necessarily constitute "special cash compensation" as defined by FINRA Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their Registered Representative is or should be included in any such listing.

As of December 31, 2008, we have entered into arrangements to pay Marketing Expense Allowances to the following Fund Companies (or affiliated parties) for our entire suite of variable annuities: AIM Advisors, Inc., AllianceBernstein Variable Products Series Funds & Alliance Bernstein Investment Research and Management, Inc., American Variable Insurance Series & Capital Research and Management Company, Franklin Templeton Services, LLC, Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., Putnam Retail Management Limited Partnership. Marketing Expense Allowances may vary based on the form of Contract sold and the age of the purchaser. We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify you whether any Financial Intermediary is or should be included in any such listing. You are encouraged to review the prospectus for each Fund for any other compensation arrangements pertaining to the distribution of Fund shares.

For the fiscal year ended December 31, 2008, Additional Payments did not in the aggregate exceed approximately $55.8 million (excluding corporate-sponsorship related perquisites and Marketing Expense Allowances) or approximately 0.06% of average total individual variable annuity assets. Marketing Expense Allowances for this period did not exceed $7.9 million or approximately 0.25% of the Premium Payments invested in a particular Fund during this period. Financial Intermediaries that received Additional Payments in 2008, but do not have an ongoing contractual relationship, are listed in the Statement of Additional Information.

Financial Intermediaries that received Additional Payments in 2008, but do not have an ongoing contractual relationship, are listed in the Statement of Additional Information.

7. FEDERAL TAX CONSIDERATIONS

A. INTRODUCTION

The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Internal Revenue Code ("Code"), Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign

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tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income. See "Annuity Purchases by Nonresident Aliens and Foreign Corporations," regarding annuity purchases by non-U.S. Persons or residents.

This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.

In addition, although this discussion addresses certain tax consequences if you use the Contract in various arrangements, including Charitable Remainder Trusts, tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements, this discussion is not exhaustive. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification or classification requirements. In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.

THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.

B. TAXATION OF THE COMPANY AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of the Company which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. The Company is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since the Company is the owner of the assets from which the tax benefits are derived.

C. TAXATION OF ANNUITIES - GENERAL PROVISIONS AFFECTING CONTRACTS NOT HELD IN TAX-QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

    1.   NON-NATURAL PERSONS AS OWNERS

Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:

- A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

- A contract acquired by the estate of a decedent by reason of such decedent's death,

- Certain contracts acquired with respect to tax-qualified retirement arrangements,

- Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

- A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.

A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code

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Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.

Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the "holder" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a "holder." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "holder." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.

    2.   OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

       a.   DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

i. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.

ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract." It is unclear what value should be used in determining the "income on the contract." We believe that the current Contract Value (determined without regard to surrender charges) generally is an appropriate measure. However, in some instances the IRS could take the position that the value should be the current Contract Value (determined without regard to surrender charges) increased by some measure of the value of certain future cash-value type benefits.

iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a withdrawal or partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between Spouses or incident to divorce.

vi. In general, any amount actually received under the Contract as a Death Benefit, including an optional Death Benefit, if any, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

       b.  DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.

ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

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iii.  Generally, non-periodic amounts received or deemed received after the
      Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

iv. When annuitization of the Personal Pension Account has occurred, your Benefit Balance will be calculated by using an actuarial present value formula.

       c.   AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same owner within the same calendar year (other than certain contracts held in connection with tax-qualified retirement arrangements) will be aggregated and treated as one annuity contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new contract for this purpose. We believe that for any Contracts subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated first as withdrawals of income until all of the income from all such Contracts is withdrawn. In addition, the Treasury Department has specific authority under the aggregation rules in Code Section 72(e)(12) to issue regulations to prevent the avoidance of the income-out-first rules for non-periodic distributions through the serial purchase of annuity contracts or otherwise. As of the date of this prospectus, there are no regulations interpreting these aggregation provisions.

       d. 10% PENALTY TAX - APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY PAYMENTS.

i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

ii.  The 10% penalty tax will not apply to the following distributions:

       1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

       2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

       3.   Distributions attributable to a recipient becoming disabled.

       4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary).

       5. Distributions made under certain annuities issued in connection with structured settlement agreements.

       6. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

       7. Distributions purchased by an employer upon termination of certain qualified plans and held by the employer until the employee separates from service.

If the taxpayer avoids this 10% penalty tax by qualifying for the substantially equal periodic payments exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the taxpayer has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

       e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract, (2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.

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       f.   REQUIRED DISTRIBUTIONS

i.   Death of Contract Owner or Primary Annuitant

      Subject to the alternative election or Spouse beneficiary provisions in ii or iii below:

       1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

       2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract shall be distributed within 5 years after such death; and

       3. If the Contract Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

ii.  Alternative Election to Satisfy Distribution Requirements

      If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Such distributions must begin within a year of the Contract Owner's death.

iii.  Spouse Beneficiary

      If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her Spouse, and the Annuitant or Contingent Annuitant is living, such Spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This Spousal Contract continuation shall apply only once for this Contract.

iv.  Civil Union or Domestic Partner

      Upon the death of the Contract Owner prior to the Annuity Commencement Date, if the designated beneficiary is the surviving civil union or domestic partner of the Contract Owner pursuant to a civil union or domestic partnership recognized under state law, then such designated beneficiary's right to continue the Contract as the succeeding Contract Owner will be contingent, among other things, upon the treatment of such designated beneficiary as the spouse of the Contract Owner under Code
      Section 72(s) (or any successor provision). Currently, Federal tax law only recognizes spouses if they are married individuals of the opposite sex. Consequently, such designated beneficiary who is not recognized as a "spouse" under Federal tax law will not be able to continue the Contract and the entire interest in the Contract must be distributed within five years of the Contract Owner's death or under the Alternative Election.

       g.   ADDITION OF RIDER OR MATERIAL CHANGE.

The addition of a rider to the Contract, or a material change in the Contract's provisions, could cause it to be considered newly issued or entered into for tax purposes, and thus could cause the Contract to lose certain grandfathered tax status. Please contact your tax adviser for more information.

       h.  PARTIAL EXCHANGES.

The IRS in Rev. Rul. 2003-76 confirmed that the owner of an annuity contract can direct its insurer to transfer a portion of the contract's cash value directly to another annuity contract (issued by the same insurer or by a different insurer), and such a direct transfer can qualify for tax-free exchange treatment under Code Section 1035 (a "partial exchange"). However, Rev. Rul. 2003-76 also refers to caveats and additional guidance in the companion Notice 2003-51, which discusses cases in which a partial exchange is followed by a surrender, withdrawal or other distribution from either the old contract or the new contract. Notice 2003-51 specifically indicates that the IRS is considering (1) under what circumstances it should treat a partial exchange followed by such a distribution within 24 months as presumptively for "tax avoidance" purposes (e.g., to avoid the income-out-first rules on amounts received under Code
Section 72) and (2) what circumstances it should treat as rebutting such a presumption (e.g., death, disability, reaching age 59 1/2, divorce or loss of employment). Notice 2003-51 was superseded by Revenue Procedure 2008-24, effective for partial exchanges completed on or after June 30, 2008. Partial exchanges completed on or after this date will qualify for tax free treatment if: (1) no amounts are withdrawn from, or received in surrender of, either of the contracts involved in the exchange during the 12 months beginning on the date on which amounts are treated as received as premiums or other consideration paid for the contract received in the exchange (the date of transfer); or (2) the taxpayer demonstrates that certain conditions (e.g., death, disability, reaching age 59 1/2, divorce, loss of employment) occurred between the date of transfer and the date of the withdrawal or surrender. A transfer within the scope of the revenue procedure, but not treated as a tax-free exchange, will be treated as a taxable distribution, followed by a payment for a second contract. Two annuity contracts that are the subject of a tax-free exchange pursuant

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to the revenue procedure will not be aggregated, even if issued by the same insurance company. We advise you to consult with a qualified tax adviser as to potential tax consequences before attempting any partial exchange.

The applicability of the IRS's partial exchange guidance to the splitting of an annuity contract is not clear. You should consult with a tax adviser if you plan to split an annuity contract as part of an exchange of annuity contracts.

    3.   DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your Contract be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or Fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

-   no more than 70% is represented by any two investments,

-   no more than 80% is represented by any three investments and

-   no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to make adjustments or pay such amounts as may be required by the IRS for the period during which the diversification requirements were not met.

Fund shares may also be sold to tax-qualified plans pursuant to an exemptive order and applicable tax laws. If Fund shares are sold to non-qualified plans, or to tax-qualified plans that later lose their tax-qualified status, the affected Funds may fail the diversification requirements of Code Section 817(h), which could have adverse tax consequences for Contract Owners with premiums allocated to affected Funds. In order to prevent a Fund diversification failure from such an occurrence, the Company obtained a private letter ruling ("PLR") from the IRS. As long as the Funds comply with certain terms and conditions contained in the PLR, Fund diversification will not be prevented if purported tax-qualified plans invest in the Funds. The Company and the Funds will monitor the Funds' compliance with the terms and conditions contained in the PLR.

    4.   TAX OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that it would provide guidance on the extent to which contract owners may direct their investments to particular Sub-Accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.

Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, indicates that, where interests in a partnership offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such interests should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or by other permitted entities.

Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the Fund assets. The ruling does not specify the number of fund

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options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, although the owner of a Contract has more than 20 fund choices, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.

    5. CERTAIN TAX CONSIDERATIONS FOR FULL OR PARTIAL SETTLEMENT PAYMENTS FROM THE PERSONAL PENSION ACCOUNT BEFORE AND AFTER THE ANNUITY COMMENCEMENT DATE.

Because the IRS has published no guidance on the tax treatment of contracts with features resembling the Personal Pension Account arrangement, there is necessarily some uncertainty as to how an annuity contract with a Personal Pension Account will be treated for tax purposes and we advise you to consult with a qualified tax adviser concerning such tax treatment before you deposit amounts into the Personal Pension Account. With respect to the Personal Pension Account, the Company plans to report any payments under a settlement of the Personal Pension Account before the Annuity Commencement Date as amounts not received as an annuity coming first from "income on the contract" (previously described in subparagraph 2.a) based on a computation of "income on the contract" for the entire Contract. After the Annuity Commencement Date, the Company plans to report any continuing periodic settlement payments as amounts received as an annuity to which a portion of the "investment in the contract" (discussed in subparagraph 2.b) has been allocated consistent with Treas. Reg.
Section 1.72-6(b).

D.  FEDERAL INCOME TAX WITHHOLDING

The portion of an amount received under a Contract that is taxable gross income to the Payee is also subject to federal income tax withholding, pursuant to Code
Section 3405, which requires the following:

    1. Non-Periodic Distributions. The portion of a non-periodic distribution that is includable in gross income is subject to federal income tax withholding unless an individual elects not to have such tax withheld ("election out"). We will provide such an "election out" form at the time such a distribution is requested. If the necessary "election out" form is not submitted to us in a timely manner, generally we are required to withhold 10 percent of the includable amount of distribution and remit it to the IRS.

    2. Periodic Distributions (payable over a period greater than one year). The portion of a periodic distribution that is includable in gross income is generally subject to federal income tax withholding as if the Payee were a married individual claiming 3 exemptions, unless the individual elects otherwise. An individual generally may elect out of such withholding, or elect to have income tax withheld at a different rate, by providing a completed election form. We will provide such an election form at the time such a distribution is requested. If the necessary "election out" forms are not submitted to us in a timely manner, we are required to withhold tax as if the recipient were married claiming 3 exemptions, and remit this amount to the IRS.

Generally no "election out" is permitted if the distribution is delivered outside the United States and any possession of the United States. Regardless of any "election out" (or any amount of tax actually withheld) on an amount received from a Contract, the Payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A Payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the Payee's total tax liability.

E. GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to the section entitled "Information Regarding Tax-Qualified Retirement Plans" for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and mandatory withholding on U.S. source taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to us. If withholding applies, we are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence.

G. ESTATE, GIFT AND GENERATION-SKIPPING TAX AND RELATED TAX CONSIDERATIONS

Any amount payable upon a Contract Owner's death, whether before or after the Annuity Commencement Date, is generally includable in the Contract Owner's estate for federal estate tax purposes. Similarly, prior to the Contract Owner's death, the payment of any amount from the Contract, or the transfer of any interest in the Contract, to a beneficiary or other person for less than adequate consideration may have federal gift tax consequences. In addition, any transfer to, or designation of, a non-Spouse beneficiary who either is (1) 37 1/2 or more years younger than a Contract Owner or (2) a grandchild (or more remote further

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descendent) of a Contract Owner may have federal generation-skipping-transfer
("GST") tax consequences under Code Section 2601. Regulations under Code Section 2662 may require us to deduct any such GST tax from your Contract, or from any applicable payment, and pay it directly to the IRS. However, any federal estate, gift or GST tax payment with respect to a Contract could produce an offsetting income tax deduction for a beneficiary or transferee under Code Section 691(c) (partially offsetting such federal estate or GST tax) or a basis increase for a beneficiary or transferee under Code Section 691(c) or Section 1015(d). In addition, as indicated above in "Distributions Prior to the Annuity Commencement Date," the transfer of a Contract for less than adequate consideration during the Contract Owner's lifetime generally is treated as producing an amount received by such Contract Owner that is subject to both income tax and the 10% penalty tax. To the extent that such an amount deemed received causes an amount to be includable currently in such Contract Owner's gross income, this same income amount could produce a corresponding increase in such Contract Owner's tax basis for such Contract that is carried over to the transferee's tax basis for such Contract under Code Section 72(e)(4)(C)(iii) and Section 1015.

H. TAX DISCLOSURE OBLIGATIONS

In some instances certain transactions must be disclosed to the IRS or penalties could apply. See, for example, IRS Notice 2004-67. The Code also requires certain "material advisers" to maintain a list of persons participating in such "reportable transactions," which list must be furnished to the IRS upon request. It is possible that such disclosures could be required by Hartford The Company, the Owner(s) or other persons involved in transactions involving annuity contracts. It is the responsibility of each party, in consultation with their tax and legal advisers, to determine whether the particular facts and circumstances warrant such disclosures.

INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a "Qualified Plan" or "Plan"). Tax restrictions and consequences for Contracts or accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider if the Contract is a suitable investment if you are investing through a Qualified Plan.

THE FOLLOWING IS ONLY A GENERAL DISCUSSION ABOUT TYPES OF QUALIFIED PLANS FOR WHICH THE CONTRACTS MAY BE AVAILABLE. WE ARE NOT THE PLAN ADMINISTRATOR FOR ANY QUALIFIED PLAN. THE PLAN ADMINISTRATOR OR CUSTODIAN, WHICHEVER IS APPLICABLE, (BUT NOT US) IS RESPONSIBLE FOR ALL PLAN ADMINISTRATIVE DUTIES INCLUDING, BUT NOT LIMITED TO, NOTIFICATION OF DISTRIBUTION OPTIONS, DISBURSEMENT OF PLAN BENEFITS, HANDLING ANY PROCESSING AND ADMINISTRATION OF QUALIFIED PLAN LOANS, COMPLIANCE WITH REGULATORY REQUIREMENTS AND FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS FROM THE PLAN TO PLAN PARTICIPANTS AND, IF APPLICABLE, BENEFICIARIES OF PLAN PARTICIPANTS AND IRA CONTRIBUTIONS FROM PLAN PARTICIPANTS. OUR ADMINISTRATIVE DUTIES ARE LIMITED TO ADMINISTRATION OF THE CONTRACT AND ANY DISBURSEMENTS OF ANY CONTRACT BENEFITS TO THE OWNER, ANNUITANT OR BENEFICIARY OF THE CONTRACT, AS APPLICABLE. OUR TAX REPORTING RESPONSIBILITY IS LIMITED TO FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS TO THE APPLICABLE PAYEE AND IRA CONTRIBUTIONS FROM THE OWNER OF A CONTRACT, AS RECORDED ON OUR BOOKS AND RECORDS. IF YOU ARE PURCHASING A CONTRACT THROUGH A QUALIFIED PLAN, YOU SHOULD CONSULT WITH YOUR PLAN ADMINISTRATOR AND/OR A QUALIFIED TAX ADVISER. YOU ALSO SHOULD CONSULT WITH A QUALIFIED TAX ADVISER AND/OR PLAN ADMINISTRATOR BEFORE YOU WITHDRAW ANY PORTION OF YOUR CONTRACT VALUE.

The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law and any applicable Qualified Plan terms. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.

We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.


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1. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS").

In addition to "traditional" IRAs governed by Code Sections 408(a) and (b) ("Traditional IRAs"), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) may elect to provide for a separate account or annuity contract that accepts after-tax employee contributions and is treated as a "Deemed IRA" under Code Section 408(q), which is generally subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.

    a.   TRADITIONAL IRAS

Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions ("RMDs") when the Owner reaches age 70 1/2 or dies, as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59 1/2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.

You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into a Traditional IRA under certain circumstances, as indicated below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plans if the distribution is not transferred directly to the Traditional IRA. In addition, under Code Section 402(c)(11) a non-spouse "designated beneficiary" of a deceased Plan participant may make a tax-free "direct rollover" (in the form of a direct transfer between Plan fiduciaries, as described below in "Rollover Distributions") from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an "inherited IRA" that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant).

IRAs generally may not invest in life insurance contracts. However, an annuity contract that is used as an IRA may provide a death benefit that equals the greater of the premiums paid or the contract's cash value. The Contract offers an enhanced death benefit that may exceed the greater of the Contract Value or total premium payments. The tax rules are unclear as to what extent an IRA can provide a death benefit that exceeds the greater of the IRA's cash value or the sum of the premiums paid and other contributions into the IRA. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    b.  SEP IRAS

Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension ("SEP") or a SEP IRA. A SEP IRA can have employer contributions, and in limited circumstances employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    c.   SIMPLE IRAS

The Savings Incentive Match Plan for Employees of small employers ("SIMPLE Plan") is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees ("SIMPLE IRAs"). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow

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each eligible participant to have the balance in his SIMPLE IRA held by the
Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.

If we do not serve as the Designated Financial Institution for your employer's SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.

    d.  ROTH IRAS

Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner's lifetime. Generally, however, upon the Owner's death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax in the year of conversion. In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. After 2007, distributions from eligible Qualified Plans can be "rolled over" directly (subject to tax) into a Roth IRA under certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a "conversion" Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

2. QUALIFIED PENSION OR PROFIT-SHARING PLAN OR SECTION 401(k) PLAN

Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of "incidental" death benefits, and the time when RMDs must commence. In addition, a Plan's provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.

In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.

3. TAX SHELTERED ANNUITY UNDER SECTION 403(b) ("TSA")

Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code
Section 501(c)(3) to purchase a "tax-sheltered annuity" ("TSA") contract and, subject to certain limitations, exclude employer contributions to a TSA from such an employee's gross income. Generally, total contributions may not exceed the lesser of an annual dollar limit (e.g., $49,000 in 2009) or 100% of the employee's "includable compensation" for the most recent full year of service, subject to other adjustments. There are also legal limits on annual elective deferrals that a participant may be permitted to make under a TSA. In certain cases, such as when the participant is age 50 or older, those limits may be increased. A TSA participant should contact his plan administrator to determine applicable elective contribution limits. Special provisions may allow certain employees different overall limitations.

A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:

    a.   after the employee reaches age 59 1/2;

    b.  upon the employee's separation from service;

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    c.   upon the employee's death or disability;

    d. in the case of hardship (as defined in applicable law and in the case of hardship, any income attributable to such contributions may not be distributed); or

    e. as a qualified reservist distribution upon certain calls to active duty.

An employer sponsoring a TSA may impose additional restrictions on your TSA through its plan document.

Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification. In addition, a life insurance contract issued after September 23, 2007 is generally ineligible to qualify as a TSA under Reg. Section 1.403(b)-8(c)(2).

Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below. However, effective for TSA contract exchanges after September 24, 2007, Reg. Section 1.403(b)-10(b) allows a TSA contract of a participant or beneficiary under a TSA Plan to be exchanged tax-free for another eligible TSA contract under that same TSA Plan, but only if all of the following conditions are satisfied: (1) such TSA Plan allows such an exchange, (2) the participant or beneficiary has an accumulated benefit after such exchange that is no less than such participant's or beneficiary's accumulated benefit immediately before such exchange (taking into account such participant's or beneficiary's accumulated benefit under both TSA contracts immediately before such exchange), (3) the second TSA contract is subject to distribution restrictions with respect to the participant that are no less stringent than those imposed on the TSA contract being exchanged, and (4) the employer for such TSA Plan enters into an agreement with the issuer of the second TSA contract under which such issuer and employer will provide each other from time to time with certain information necessary for such second TSA contract (or any other TSA contract that has contributions from such employer) to satisfy the TSA requirements under Code Section 403(b) and other federal tax requirements (e.g., plan loan conditions under Code Section 72(p) to avoid deemed distributions). Such necessary information could include information about the participant's employment, information about other Qualified Plans of such employer, and whether a severance has occurred, or hardship rules are satisfied, for purposes of the TSA distribution restrictions. Consequently, you are advised to consult with a qualified tax advisor before attempting any such TSA exchange, particularly because it requires an agreement between the employer and issuer to provide each other with certain information. In addition, the same Regulation provides corresponding rules for a transfer from one TSA to another TSA under a different TSA Plan (e.g., for a different eligible employer). We are no longer accepting any incoming exchange request, or new contract application, for any individual TSA contract.

4. DEFERRED COMPENSATION PLANS UNDER SECTION 457 ("SECTION 457 PLANS")

Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code
Section 457. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an "Eligible Deferred Compensation Plan" or "Section 457(b) Plan." Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount, equal to $15,000 for 2006 and thereafter ($16,500 for 2009). The $15,000 limit will be indexed for cost-of-living adjustments at $500 increments. The Plan may provide for additional "catch-up" contributions . In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70 1/2, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).

Under Code Section 457(g) all of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, annuity contracts and custodial accounts described in Code Section 401(f) are treated as trusts. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. However, where the trust requirement does not apply, amounts held under a Section 457 Plan must remain subject to the claims of the employer's general creditors under Code Section 457(b)(6).

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5. TAXATION OF AMOUNTS RECEIVED FROM QUALIFIED PLANS

Except under certain circumstances in the case of Roth IRAs or Roth accounts in certain Qualified Plans, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other "investment in the contract." For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, the tax rules for determining what portion of each amount received represents a tax-free recovery of "investment in the contract" are generally the same as for Non-Qualified Contracts, as described above.

For non-periodic amounts from certain Qualified Contracts or Plans, Code Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the "investment in the contract," based on the ratio of the "investment in the contract" over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.

In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.

6. PENALTY TAXES FOR QUALIFIED PLANS

Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions ("RMDs"). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.

  a. PENALTY TAXES ON PREMATURE DISTRIBUTIONS

Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59 1/2. However, this 10% penalty tax does not apply to a distribution that is either:

    (i) made to a beneficiary (or to the employee's estate) on or after the employee's death;

    (ii) attributable to the employee's becoming disabled under Code Section 72(m)(7);

    (iii) part of a series of substantially equal periodic payments (not less frequently than annually - "SEPPs") made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary ("SEPP Exception"), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;

    (iv) (except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);

    (v) (except for IRAs) made to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (a similar exception for IRAs in Code Section 408(d)(6) covers certain transfers for the benefit of a spouse or ex-spouse);

    (vi) not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year;

    (vii) certain qualified reservist distributions under Code Section 72(t)(2)(G) upon a call to active duty;

    (viii) made an account of an IRS levy on the Qualified Plan under Code
           Section 72(t)(2)(A)(vii); or

    (ix) made as a "direct rollover" or other timely rollover to an Eligible Retirement Plan, as described below.

  In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:

    (x) made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions in Code Section 72(t)(2)(D) are met;

    (xi) not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or

    (xii) for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8).

If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death, disability or a method change allowed by Rev. Rul. 2002-62), the 10% penalty tax will be applied retroactively to all the

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prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual's employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.

  b. RMDS AND 50% PENALTY TAX

THE RMD RULES GENERALLY DO NOT APPLY FOR THE 2009 TAX YEAR. HOWEVER, INDIVIDUALS WHO DEFERRED 2008 RMDS UNTIL APRIL 1, 2009, MUST STILL TAKE AN RMD BY THAT DATE. PLEASE CONSULT WITH A QUALIFIED TAX ADVISER OR YOUR QUALIFIED PLAN ADMINISTRATOR TO DETERMINE HOW THIS CHANGE MAY AFFECT YOU.

If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution ("RMD") for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.

An individual's interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of -

    (i)  the calendar year in which the individual attains age 70 1/2, or

    (ii) (except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.

The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over -

    (a) the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or

    (b) over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.

If an individual dies before reaching the Required Beginning Date, the individual's entire interest generally must be distributed within 5 years after the individual's death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual's death to a qualifying designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If the individual's surviving spouse is the sole designated beneficiary, distributions may be delayed until the deceased individual would have attained age 70 1/2.

If an individual dies after RMDs have begun for such individual, any remainder of the individual's interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner's surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount, particularly when distributions are made over the joint lives of the Owner and an individual other than his or her spouse. RMDs also can be made in the form of annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.

In addition, in computing any RMD amount based on a contract's account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed.

7. TAX WITHHOLDING FOR QUALIFIED PLANS

Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. These federal income tax withholding requirements, including any "elections out" and the rate at which withholding applies, generally are the same as for periodic and non-periodic distributions from a Non-Qualified Contract, as described above, except where the distribution is an "eligible rollover distribution" from a Qualified Plan (described below in "ROLLOVER DISTRIBUTIONS"). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the "eligible rollover distribution," to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in "ROLLOVER DISTRIBUTIONS"). Payees cannot elect out of this mandatory 20% withholding in the case of such an "eligible rollover distribution."

-------------------------------------------------------------------------------

Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.

Regardless of any "election out" (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.

8. ROLLOVER DISTRIBUTIONS

The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plan fiduciaries (a "direct transfer" or a "direct rollover") or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a "60-day rollover"), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.

For instance, generally any amount can be transferred directly from one type of Qualified Plan (e.g., a TSA) to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transferor Plan (e.g., a TSA that is subject to the same kinds of salary reduction restrictions) and certain other conditions to maintain the applicable tax qualification are satisfied (e.g., as described above for TSA exchanges after September 24, 2007). Such a "direct transfer" between the same kinds of Plan is generally not treated as any form of "distribution" out of such a Plan for federal income tax purposes.

By contrast, an amount distributed from one type of Plan (e.g., a TSA) into a different type of Plan (e.g., a Traditional IRA) generally is treated as a "distribution" out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a "direct rollover" (made directly to another Plan fiduciary) or as a "60-day rollover." The tax restrictions and other rules for a "direct rollover" and a "60-day rollover" are similar in many ways, but if any "eligible rollover distribution" made from certain types of Qualified Plan is not transferred directly to another Plan fiduciary by a "direct rollover," then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a "60-day rollover" by the recipient. If any amount less than 100% of such a distribution (e.g., the net amount after the 20% withholding) is transferred to another Plan in a "60-day rollover", the missing amount that is not rolled over remains subject to normal income tax plus any applicable penalty tax.

Under Code Sections 402(f)(2)(A) and 3405(c)(3) an "eligible rollover distribution" (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a "direct rollover") is generally any distribution to an employee of any portion (or all) of the balance to the employee's credit in any of the following types of "Eligible Retirement Plan": (1) a Qualified Plan under Code Section 401(a) ("Qualified 401(a) Plan"), (2) a qualified annuity plan under Code Section 403(a) ("Qualified Annuity Plan"), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an "eligible rollover distribution" does not include any distribution that is either -

    a.   an RMD amount;

    b. one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or

    c.   any distribution made upon hardship of the employee.

Before making an "eligible rollover distribution," a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the "direct rollover" and "60-day rollover" rules and the distribution's exposure to the 20% mandatory withholding if it is not made by "direct rollover." Generally, under Code Sections 402(c), 403(b)(8) and 457
(e)(16), a "direct rollover" or a "60-day rollover" of an "eligible rollover distribution" can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an "eligible rollover distribution" that can qualify for a tax-free "60-day rollover" is limited to the amount that otherwise would be includable in gross income. By contrast, a "direct rollover" of an "eligible rollover distribution" can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified
Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a "predecessor" Qualified Plan.

Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free "direct rollover" or "60-day rollover" can be made between a "NonRoth IRA" (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a

58

-------------------------------------------------------------------------------

"conversion" of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free "direct rollover" or "60-day rollover" can be made between an "inherited IRA" (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a "direct rollover" or a "60-day rollover" to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a "direct rollover" or a "60-day rollover" to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such "direct rollover." Similar rules apply to a "direct rollover" or a "60-day rollover" of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer's SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a "direct rollover" or a "60-day rollover" to an Eligible Retirement Plan (e.g., a TSA) that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).

Special rollover rules also apply to (1) transfers or rollovers for the benefit of a spouse (or ex-spouse) or a nonspouse designated beneficiary, (2) Plan distributions of property, (3) distributions from a Roth account in certain Plans, (4) recontributions within 3 years of "qualified hurricane distributions" made before 2007 under Code Section 1400Q(a), (5) transfers from a Traditional or Roth IRA to certain health savings accounts under Code Section 408(d)(9), and
(6) obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS.

9. CERTAIN TAX CONSIDERATIONS WITH THE PERSONAL PENSION ACCOUNT IN QUALIFIED
PLANS

Because the IRS has published no guidance on the tax treatment of arrangements resembling the Personal Pension Account, there is necessarily some uncertainty as to how an annuity contract with a Personal Pension Account will be treated in different types of Qualified Plans, and we advise you to consult with a qualified tax adviser concerning such treatment before you deposit any amount into a Personal Pension Account that is held in any Qualified Plan.

Among such tax issues for you to consider with a qualified tax adviser in such a case are the following:

       a. Any amounts received by you (or your payee) prior to your attaining age 59 1/2 are generally subject to the penalty tax on premature distributions described above, unless such an amount received can qualify for an exception from such a penalty tax, e.g., scheduled payments that qualify for the SEPP Exception. In addition, any modification in payments qualifying for the SEPP Exception (e.g., by commutation) can have adverse penalty tax consequences, as described above.

       b. The tax rules for satisfying RMD requirements vary according to both the form of Qualified Plan (e.g., NonRoth or Roth IRA) and the form of payment (e.g., periodic annuity payout or non-periodic distribution from an account value). As a result, such variations should be considered when RMD amounts need to be taken (e.g., after age 70 1/2 or death). In addition, any modification in the form or amount of such payments (e.g., by commutation) could have adverse tax consequences, if such a modification does not satisfy an IRS-recognized RMD exception (e.g., for an acceleration or other change in periodic payments under Reg. Section 1.401(a) (9)-6, Q&A-1 and Q&A-14).

       c. Any attempt to transfer an amount from the Benefit Balance to Sub-Accounts or the Fixed Accumulation Feature (if available) that exceeds the threshold for such a transfer will be treated by us as a form of annuitization distribution from the Personal Pension Account, and thus may not qualify as a tax-free direct transfer. Instead, such an attempted excess transfer could be treated for tax purposes as a potentially taxable distribution out of the entire annuity contract, followed by a contribution back into the same contract. While such a distribution from an IRA may qualify for 60-day rollover treatment (if it is not needed to satisfy RMD requirements), only one such tax-free 60-day rollover is allowed for any 365-day period for any individual from all of such individual's IRAs. Failing such tax-free rollover treatment, such a distribution could be subject to both income and penalty tax, and any deemed contribution back into the contract may be subject to an excise tax on excess contributions, particularly after age 70 1/2. IN ADDITION, ANY SUCH DISTRIBUTION FROM A NON-IRA FORM OF QUALIFIED PLAN MAY BE SUBJECT TO THE 20% MANDATORY WITHHOLDING TAX, UNLESS SUCH DISTRIBUTION IS AN RMD OR OTHERWISE AVOIDS CLASSIFICATION AS AN "ELIGIBLE ROLLOVER DISTRIBUTION," AS DESCRIBED ABOVE.

-------------------------------------------------------------------------------

TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION

GENERAL INFORMATION
  Safekeeping of Assets
  Experts
  Non-Participating
  Misstatement of Age or Sex
  Principal Underwriter
  Additional Payments
PERFORMANCE RELATED INFORMATION
  Total Return for all Sub-Accounts
  Yield for Sub-Accounts
  Money Market Sub-Accounts
  Additional Materials
  Performance Comparisons
ACCUMULATION UNIT VALUES
FINANCIAL STATEMENTS

                                                                     APP A-1

-------------------------------------------------------------------------------

APPENDIX A - EXAMPLES

TABLE OF CONTENTS

                                                                          PAGE
--------------------------------------------------------------------------------
PERSONAL PENSION ACCOUNT                                                 APP A-2
RETURN OF PREMIUM DEATH BENEFIT                                          APP A-8
REMAINING GROSS PREMIUM                                                  APP A-9

APP A-2

-------------------------------------------------------------------------------

PERSONAL PENSION ACCOUNT EXAMPLES

EXAMPLE 1: STANDARD ILLUSTRATIONS WITH A PARTIAL INCOME STREAM

Assume the initial Personal Pension Account Contribution is equal to $100,000 (no sums are invested in the Fixed Accumulation Feature or Sub-Accounts). Assume that in Contract Year 7, the Owner requested to commence an income stream based on $50,000 of Annuity Payout Value during the guarantee window. For the purposes of this Example, the Contract Owner chose a Target Income Age of 64. Hypothetical credited and payout rates are illustrated below.

A. To understand how your guaranteed payout rates are set during your guarantee window (shaded area), see Guaranteed Payout Rates in Contract Years 1 through 7. In this Example, the guaranteed payout rate is locked in at Contract Year 7 when Personal Pension Account Payouts commence.

B. Credited interest rates vary during the duration of your Contract as illustrated in column 4. In this illustration, credited interest rates change at the 10th Contract Year and again at the 20th Contract Year.

C. Please refer to the last column in Contract Year 23 for an example of how Personal Pension Account Payouts will continue for the life of the Annuitant, Owner or joint Owner even though Annuity Payout Value has been exhausted.



                                                           CREDITED
                CONTRACT                      BENEFIT      INTEREST
                  YEAR            AGE         BALANCE        RATE
----------------------------------------------------------------------
                    0              60         $ 100,000       5.00%
                    1              61           105,000       5.00%
                    2              62           110,250       5.00%
                    3              63           115,763       5.00%
 GUARANTEE          4              64           121,551       5.00%
   WINDOW           5              65           127,628       5.00%
                    6              66           134,010       5.00%
                    7              67           140,710       5.00%
                    8              68           142,009       5.00%
                    9              69           143,535       5.00%
                   10              70           145,299       3.00%
                   11              71           145,212       3.00%
                   12              72           145,220       3.00%
                   13              73           145,326       3.00%
                   14              74           145,532       3.00%
                   15              75           145,841       3.00%
                   16              76           146,256       3.00%
                   17              77           146,781       3.00%
                   18              78           147,419       3.00%
                   19              79           148,173       3.00%
                   20              80           149,047       1.50%
                   21              81           147,927       1.50%
                   22              82           146,839       1.50%
                   23              83           147,568       1.50%

                                                                         PERSONAL
                                      ANNUITY     GUARANTEED              PENSION
                   ACCUMULATION       PAYOUT     PAYOUT RATES             ACCOUNT
                     BALANCE           VALUE      (PER 1000)            PAYOUTS(2)
------------  ---------------------------------------------------------------------------
                     $ 100,000
                       105,000                        61.99
                       110,250                        62.33
                       115,763                        62.72
 GUARANTEE             121,551                        63.16
   WINDOW              127,628                        63.65
                       134,010                        64.17
                        90,710    (1) $50,000         64.73             $ 3,237
                        95,246        46,763                            $ 3,237
                       100,008        43,527                            $ 3,237
                       105,008        40,290                            $ 3,237
                       108,158        37,054                            $ 3,237
                       111,403        33,817                            $ 3,237
                       114,745        30,581                            $ 3,237
                       118,188        27,344                            $ 3,237
                       121,733        24,108                            $ 3,237
                       125,385        20,871                            $ 3,237
                       129,147        17,634                            $ 3,237
                       133,021        14,398                            $ 3,237
                       137,012        11,161                            $ 3,237
                       141,122         7,925                            $ 3,237
                       143,239         4,688                            $ 3,237
                       145,388         1,452                            $ 3,237
                       147,568             0                            $ 3,237


(1) Accumulation Balance is reduced by $50,000 that is converted into the Annuity Payout Value. CDSC's and Premium tax have not been applied in this Example. If the $50,000 was instead commuted into a Commuted Value (assuming a hypothetical discount rate of 6%), the Commuted Value would be $32,294. The remaining Accumulation Balance can be converted into Annuity Payout Value at a later date for additional Personal Pension Account Payouts.

(2) These Personal Pension Account Payouts shall continue for the life of the Annuitant, Owner or joint Owner pursuant to Annuity Payout Option Two.

                                                                     APP A-3

-------------------------------------------------------------------------------

EXAMPLE 2

Assume a $100,000 initial Personal Pension Account Contribution was made at a time when we declared a hypothetical credited rate of 4% and that a $15,000 subsequent Personal Pension Account Contribution was made when we declared a hypothetical credited rate of 3.75%. Your Benefit Balance would increase as follows:

                            PERSONAL                                    PERSONAL                            TOTAL
                        PENSION ACCOUNT         CREDITED             PENSION ACCOUNT        CREDITED       BENEFIT
   AGE                    CONTRIBUTION            RATE                CONTRIBUTION            RATE         BALANCE
--------------------------------------------------------------------------------------------------------------------
    55       First           $100,000                                                                       $100,000
    56      Deposit                               4.00%                                                     $104,000
    57                                            4.00%                                                     $108,160
    58                                            4.00%                                                     $112,486
    59                                            4.00%       Second      $15,000                           $131,986
    60                                            4.00%       Deposit                         3.75%         $137,228
    61                                            4.00%                                       3.75%         $142,678
    62                                            4.00%                                       3.75%         $148,345
    63                                            4.00%                                       3.75%         $154,237
    64                                            4.00%                                       3.75%         $160,362
    65                                            4.00%                                       3.75%         $166,732

EXAMPLE 3: BENEFIT BALANCE TRANSFER (IN-BOUND)

The following example illustrates the impact on various values associated to the Contract when a transfer from the Sub-Accounts to the Personal Pension Account occurs. Assume that the Owner makes a Premium Payment of $100,000 into the Sub-Accounts and then elects to transfer $5,000 from the Sub-Accounts to the Personal Pension Account, in which event:

                                                  TRANSFER FROM
                                               SUB-ACCOUNTS TO THE
                                            PERSONAL PENSION ACCOUNT
                                 BEFORE VALUE                   AFTER VALUE
--------------------------------------------------------------------------------
Contract Value (assumed)                $130,000                   $125,000
Remaining Gross Premium                 $100,000                   $100,000
Annual Withdrawal Amount                  $5,000                         $0
Return of Premium Death Benefit         $100,000                    $95,000
Benefit Balance                               $0                     $5,000

-   The Contract Value is reduced by the amount of the transfer ($5,000).

- The Remaining Gross Premium associated to the Sub-Accounts is not reduced by the amount of the transfer as Remaining Gross Premium is only reduced for Surrenders or transfers in excess of the Annual Withdrawal Amount.

- The Annual Withdrawal Amount is reduced by the amount of the transfer ($5,000) as transfers (and Surrenders) reduce the Annual Withdrawal Amount.

- The Return of Premium Death Benefit is reduced dollar for dollar for the amount of the transfer ($5,000).

- Assuming that there were no sums previously invested in the Personal Pension Account, the Benefit Balance is increased by this amount.

APP A-4

-------------------------------------------------------------------------------

BENEFIT BALANCE TRANSFER (OUT-BOUND)

The following example illustrates the impact on various values associated to the Contract when a transfer from the Personal Pension Account to the Sub-Accounts occurs. Assume that the Owner makes a Personal Pension Account Contribution of $100,000 into the Personal Pension Account and then elects to transfer the maximum available transfer from the Personal Pension Account to the Sub-Accounts. The out-bound transfer restriction considers the following factors:

  END OF YEAR      MAXIMUM OF A, B, C        A        B        C
-------------------------------------------------------------------
       1                  $4,120           $4,120   $3,000       $0
       2                  $4,120           $4,073   $2,966   $4,120

Where ,

- Column A equals four (4%) percent of the Accumulation Balance as of the prior Contract Anniversary. Assume that the $100,000 Personal Pension Account Contribution earns a credited interest rate of 3%.

- Column B equals the amount of interest credited to the Accumulation Balance over the most recent full Contract Year.

- Column C equals the amount of Accumulation Balance transferred to Contract Value during the most recent full Contract Year.

Applying these factors, the following table shows how various Contract benefits change:

                                  TRANSFER FROM PERSONAL PENSION ACCOUNT TO THE
                                                  SUB-ACCOUNTS
                                                  END OF YEAR 1
                                 BEFORE VALUE                   AFTER VALUE
--------------------------------------------------------------------------------
Contract Value (assumed)                $130,000                   $134,120
Remaining Gross Premium                 $100,000                   $104,120
Annual Withdrawal Amount                  $5,000                     $5,206
Return of Premium Death Benefit         $100,000                   $104,120
Benefit Balance                         $103,000                    $98,880

-   The Accumulation Balance is reduced by the amount of the transfer ($4,120).

- The Remaining Gross Premium associated to the Sub-Accounts is increased by the amount of the transfer as the transfer from the Personal Pension Account to the Sub-Accounts is considered a subsequent Premium Payment.

- The Annual Withdrawal Amount is increased by 5% of the transfer amount ($206) as the transfer from the Personal Pension Account to the Sub-Accounts is considered a subsequent Premium Payment.

- The Return of Premium Death Benefit is increased dollar for dollar for the amount of the transfer ($4,120).

-   The Contract Value is increased by the amount of the transfer ($4,120).

                                                                     APP A-5

-------------------------------------------------------------------------------

EXAMPLE 4A: FULL COMMUTATION WITH COMMUTED VALUE

Assume that the Owner desires to start taking all Personal Pension Account Payouts and then fully commute the Personal Pension Account Payouts in year 20, which is outside of their guarantee window. For the purposes of this Example, the Contract Owner chose a Target Income Age of 64. The Owner does not terminate their Contract and therefore Personal Pension Account Payouts will resume after the Guaranteed Payout Duration (assuming that all relevant persons are alive). Also, assume that the initial Personal Pension Account Contribution is equal to $100,000 and no Premium Payments have been invested in the Fixed Accumulation Feature or Sub-Accounts.

                 CONTRACT                      BENEFIT        ACCUMULATION           CREDITED
                   YEAR            AGE         BALANCE           BALANCE               RATE
-------------------------------------------------------------------------------------------------
                      0              60         $100,000         $ 100,000              5.00  %
                      1              61          105,000           105,000              5.00  %
                      2              62          110,250           110,250              5.00  %
                      3              63          115,763           115,763              5.00  %
 GUARANTEE            4              64          121,551           121,551              5.00  %
   WINDOW             5              65          127,628           127,628              5.00  %
                      6              66          134,010           134,010              5.00  %
                      7              67          140,710           140,710              5.00  %
                      8              68          147,746           147,746              5.00  %
                      9              69          155,133           155,133              5.00  %
                     10              70          162,889           162,889              3.00  %
                     11              71          167,776           167,776              3.00  %
                     12              72          172,809           172,809              3.00  %
                     13              73          177,994           177,994              3.00  %
                     14              74          183,334           183,334              3.00  %
                     15              75          188,834           188,834              3.00  %
                     16              76          194,499           194,499              3.00  %
                     17              77          200,333           200,333              3.00  %
                     18              78          206,343           206,343              3.00  %
                     19              79          212,534           212,534              3.00  %
                     20              80          218,910               $ 0  (2)         1.50  %
                     21              81              n/a               N/A               n/a  (3)
                     22              82              n/a               N/A               n/a
                     23              83              n/a               N/A               n/a
                     24              84              n/a               N/A               n/a
                     25              85              n/a               N/A               n/a
                     26              86              n/a               N/A               n/a
                     27              87              n/a               N/A               n/a
                     28              88              n/a               N/A               n/a
                     29              89              n/a               N/A               n/a
                     30              90              n/a               N/A               n/a

                ANNUITY
                PAYOUT        PAYOUT RATES     COMMUTED
                 VALUE       (PER 1000)(1)      VALUE         PAYOUTS
------------  -------------------------------------------------------------
                      $ 0          61.68
                      $ 0          61.99                           $ 0
                      $ 0          62.33                           $ 0
                      $ 0          62.72                           $ 0
 GUARANTEE            $ 0          63.16                           $ 0
   WINDOW             $ 0          63.65                           $ 0
                      $ 0          64.17                           $ 0
                      $ 0          64.73                           $ 0
                      $ 0          65.31                           $ 0
                      $ 0          65.91                           $ 0
                      $ 0          66.56                           $ 0
                      $ 0          69.14                           $ 0
                      $ 0          71.94                           $ 0
                      $ 0          74.99                           $ 0
                      $ 0          78.32                           $ 0
                      $ 0          81.96                           $ 0
                      $ 0          85.92                           $ 0
                      $ 0          90.11                           $ 0
                      $ 0          94.63                           $ 0
                      $ 0          99.55                           $ 0
                $ 218,910         105.02  (6)  $156,367  (5)       $ 0  (4)
                      N/A            N/A            N/A            N/A
                      N/A            N/A            N/A            N/A
                      N/A            N/A            N/A            N/A
                      N/A            N/A            N/A            N/A
                      N/A            N/A            N/A            N/A
                      N/A            N/A            N/A            N/A
                      N/A            N/A            N/A            N/A
                      N/A            N/A            N/A            N/A
                      N/A            N/A            N/A       $ 22,989  (7)
                      N/A            N/A            N/A       $ 22,989  (7)

(1) Payout Rates are only guaranteed if Personal Pension Account Payouts begin within the guarantee window. Payouts that begin outside the guarantee window are generally established using rates set at our discretion, subject to the terms of your Contract. We cannot speculate what payout rates could be when commencing Personal Pension Account Payouts outside of the guarantee window. These rates may be as high as, but will never be greater than, the payout rates guaranteed for Personal Pension Account Payouts we set at the time of your Personal Pension Account Contributions. Payout amounts will be no lower than the non-forfeiture amount described in the Owner's contract.

(2) The Accumulation Balance is depleted to $0 based on being converted to Annuity Payout Value. CDSCs and Premium tax are not shown in this Example.

APP A-6

-------------------------------------------------------------------------------

(3)  Interest is no longer credited under the Personal Pension Account.

(4) The Personal Pension Account Payout is derived by multiplying the Annuity Payout Value by the payout rate applicable to the year in which commutation is requested and dividing by 1,000. In this case, $218,910*$105.02/1,000 = $22,989. However, in this example, Personal Pension Account Payouts are commuted and paid to the Owner in one lump sum. Life contingent Personal Pension Account Payouts may resume after the Guarantee Payout Duration if the Annuitant and Owner are living and have not terminated the Contract as illustrated in years 29 and 30.

(5) The Commuted Value depicted is based on commutation of the Annuity Payout Value (in this Example, is the same as the Benefit Balance because this is a full commutation) of $218,910 using a hypothetical discount rate of 6%. The Commuted Value is equal to the present value of the Personal Pension Account Payout(s) associated with the Annuity Payout Value over the Guaranteed Payout Duration (i.e., $218,910/$22,989, rounded down = 9 years) calculated using this discount rate.

(6) Hypothetical Payout Rate used because Personal Pension Accounts and subsequent commutation occur outside of the guarantee window.

(7) Lifetime Personal Pension Account Payouts resume because in this Example the Annuitant is still living. The Owner would give up these lifetime Personal Pension Account Payouts if he or she terminated the Contract.

                                                                     APP A-7

-------------------------------------------------------------------------------

EXAMPLE 4B: PARTIAL COMMUTATION WITH COMMUTED VALUE

Assume that the Owner desires to start taking Personal Pension Account Payouts and commute half of the Personal Pension Account Payouts in year 20, which is outside of their guarantee window. In this Example, the guarantee window is represented by the shaded area in years 1 though 7. Year 20 "Before" illustrates how the Annuity Payout Value is split in half to serve as the basis for Personal Pension Account Payouts and the Commuted Value. Year 20 "After" illustrates the amounts paid to the Owner in the form of Personal Pension Account Payouts and Commuted Value. The Owner does not terminate their Contract and therefore Personal Pension Account Payouts will resume after the Guaranteed Payout Duration (assuming that all relevant persons are alive). The Guaranteed Payout Duration in this Example is illustrated as the shaded rows corresponding to Contract Years 20 through 28. Assume the initial Deposit is equal to $100,000 and no sums are invested in the Fixed Accumulation Feature or Sub-Accounts.

                                                                                 ANNUITY
  CONTRACT                    BENEFIT        ACCUMULATION         CREDITED        PAYOUT
    YEAR           AGE        BALANCE          BALANCE              RATE         VALUE 1
------------------------------------------------------------------------------------------
     0              60         $100,000        $ 100,000             5.00%             $ 0
     1              61          105,000          105,000             5.00%             $ 0
     2              62          110,250          110,250             5.00%             $ 0
     3              63          115,763          115,763             5.00%             $ 0
     4              64          121,551          121,551             5.00%             $ 0
     5              65          127,628          127,628             5.00%             $ 0
     6              66          134,010          134,010             5.00%             $ 0
     7              67          140,710          140,710             5.00%             $ 0
     8              68          147,746          147,746             5.00%             $ 0
     9              69          155,133          155,133             5.00%             $ 0
     10             70          162,889          162,889             3.00%             $ 0
     11             71          167,776          167,776             3.00%             $ 0
     12             72          172,809          172,809             3.00%             $ 0
     13             73          177,994          177,994             3.00%             $ 0
     14             74          183,334          183,334             3.00%             $ 0
     15             75          188,834          188,834             3.00%             $ 0
     16             76          194,499          194,499             3.00%             $ 0
     17             77          200,333          200,333             3.00%             $ 0
     18             78          206,343          206,343             3.00%             $ 0
     19             79          212,534          212,534             3.00%             $ 0
 20 BEFORE          80          218,910              $ 0   (2)       1.50%       $ 109,455
  20 AFTER          80         $ 97,960              $ 0   (2)        n/a         $ 97,960
     21             81         $ 86,465              N/A              n/a   (3)   $ 86,465
     22             82         $ 74,970              N/A              n/a         $ 74,970
     23             83         $ 63,475              N/A              n/a         $ 63,475
     24             84         $ 51,980              N/A              n/a         $ 51,980
     25             85         $ 40,485              N/A              n/a         $ 40,485
     26             86         $ 28,990              N/A              n/a         $ 28,990
     27             87         $ 17,495              N/A              n/a         $ 17,495
     28             88          $ 6,000              N/A              n/a          $ 6,000
     29             89              $ 0              N/A              n/a              $ 0
     30             90              $ 0              N/A              n/a              $ 0
     31             91              $ 0              N/A              n/a              $ 0

                    ANNUITY
  CONTRACT           PAYOUT              COMMUTED           PAYOUT RATES
    YEAR            VALUE 2                VALUE           (PER 1000)(1)     PAYOUTS
------------  ---------------------------------------------------------------------------
     0                    $ 0                                    61.68
     1                    $ 0                                    61.99         $ 0
     2                    $ 0                                    62.33         $ 0
     3                    $ 0                                    62.72         $ 0
     4                    $ 0                                    63.16         $ 0
     5                    $ 0                                    63.65         $ 0
     6                    $ 0                                    64.17         $ 0
     7                    $ 0                                    64.73         $ 0
     8                    $ 0                                    65.31         $ 0
     9                    $ 0                                    65.91         $ 0
     10                   $ 0                                    66.56         $ 0
     11                   $ 0                                    69.14         $ 0
     12                   $ 0                                    71.94         $ 0
     13                   $ 0                                    74.99         $ 0
     14                   $ 0                                    78.32         $ 0
     15                   $ 0                                    81.96         $ 0
     16                   $ 0                                    85.92         $ 0
     17                   $ 0                                    90.11         $ 0
     18                   $ 0                                    94.63         $ 0
     19                   $ 0                                    99.55         $ 0
 20 BEFORE     (4)  $ 109,455   (4)
  20 AFTER     (5)        $ 0             $ 78,185   (7)        105.02   (8) $ 11,495  (6)
     21                   $ 0                  N/A                 N/A       $ 11,495
     22                   $ 0                  N/A                 N/A       $ 11,495
     23                   $ 0                  N/A                 N/A       $ 11,495
     24                   $ 0                  N/A                 N/A       $ 11,495
     25                   $ 0                  N/A                 N/A       $ 11,495
     26                   $ 0                  N/A                 N/A       $ 11,495
     27                   $ 0                  N/A                 N/A       $ 11,495
     28                   $ 0                  N/A                 N/A       $ 11,495
     29                   $ 0                  N/A                 N/A       $ 22,989  (9)
     30                   $ 0                  N/A                 N/A       $ 22,989
     31                   $ 0                  N/A                 N/A       $ 22,989

(1) Payout Rates are only guaranteed if Personal Pension Account Payouts begin within the guarantee window. Personal Pension Account Payouts that begin outside the guarantee window are generally established using rates set at our discretion, subject to the terms of your Contract. We cannot speculate what payout rates could be when commencing Personal Pension Account Payouts outside of the guarantee window. These rates may be as high as, but will never be greater than, the payout rates guaranteed for Personal Pension Account Payouts we set at the time of your Personal Pension Account Contributions. Payout amounts will be no lower than the non-forfeiture amount described in the Owner's contract.

(2) The Accumulation Balance is depleted to $0 based on all amounts being converted to Annuity Payout Value. CDSCs and Premium tax not shown in the Example.

(3)  Interest is no longer credited under the Personal Pension Account.

APP A-8

-------------------------------------------------------------------------------

(4) In year 20, the Owner elected to commute half of their Annuity Payout Value and receive the remaining half in the form of Personal Pension Account Payouts. Thus, the Accumulation Balance of $210,910 is split in half. $109,455 is converted into Annuity Payout Value and will serve as the basis for Personal Pension Account Payouts. The remaining $109,455 will serve as the basis for the Commuted Value calculation.

(5) The Annuity Payout Value of $109,455 is reduced by the Personal Pension Account Payout of $11,495, leaving an Annuity Payout Value of $97,960 remaining.

(6) The Personal Pension Account Payout is derived by multiplying the Annuity Payout Value by the appropriate payout rate and dividing by 1,000. In this case, $109,455*105.02/1,000 = $11,495. However, in this example, half of the Personal Pension Account Payouts are commuted and paid to the Owner in one lump sum. Life contingent Personal Pension Account Payouts may resume after the Guarantee Payout Duration if the Annuitant and Owner are living as illustrated in years 29, 30, and 31.

(7) The Commuted Value depicted is based on commutation of half of the Annuity Payout Value, or $109,455, using a hypothetical discount rate of 6%. The Commuted Value is equal to the present value of the Personal Pension Account Payout(s) associated with the Annuity Payout Value over the remaining Guaranteed Payout Duration (i.e., $109,455/$11,495, rounded down = 9) calculated using the discount rate.

(8) A hypothetical Payout Rate is used because Personal Pension Account Payouts and commutation occur outside of the guarantee window.

(9) In this case, the lifetime Personal Pension Account Payouts for each Annuity Payout Value is $11,495 ($109,455*105.02/1000 = $11,495). When
     combined, these lifetime Personal Pension Account Payouts equal $22,989. Lifetime Personal Pension Account Payouts begin because in this Example the Annuitant is still living. The Owner would give up these lifetime Personal Pension Account Payouts if he or she terminated the Contract.

RETURN OF PREMIUM DEATH BENEFIT EXAMPLES

EXAMPLE 1: ASSUME YOUR INITIAL PREMIUM PAYMENT IS $100,000. IN CONTRACT YEAR 1 YOU APPLY A SUBSEQUENT PREMIUM PAYMENT OF $50,000. IN CONTRACT YEAR 3 YOU TAKE A PARTIAL SURRENDER FOR $1,000 AND IN THE SAME CONTRACT YEAR YOU TAKE ANOTHER PARTIAL SURRENDER FOR $10,000, YOUR CONTRACT VALUE IMMEDIATELY FOLLOWING IS $173,000.

YOUR INITIAL VALUE:

$100,000

VALUE AFTER THE SUBSEQUENT PREMIUM PAYMENT OF $50,000:

$150,000, which is the prior value increased by the amount of the subsequent Premium Payments

VALUE AFTER THE PARTIAL SURRENDER ($1,000):

$149,000, which is the prior value reduced dollar-for-dollar by the amount of the Surrender because it is within the withdrawal limit

VALUE AFTER THE ADDITIONAL PARTIAL SURRENDER ($10,000):

$139,674.22, which is the prior value reduced first dollar-for-dollar by the amount of the Surrender not in excess of 5% of Premium Payments ($6,500) and then proportional for the amount in excess of 5% of Premium Payments ($3,500).

The proportionate reduction is determined by first determining the factor:

1 - (excess Surrender/(Contract Value prior to the Surrender - Death Benefit withdrawal limit remaining)

1- ($3,500/($173,000 + $10,000 - $6,500) = .980169971

Once the factor is determined the value prior to the Surrender is first reduced dollar-for-dollar by the amount of the Surrender not in excess of the Death Benefit withdrawal limit:

$149,000 - $6,500 =$142,500

This value is then multiplied by the factor:

$142,500 * .980169971 = $139,674.22

The death benefit would be the Contract Value or $173,000. You will also receive the Personal Pension Account death benefit equal to any remaining Benefit Balance.

EXAMPLE 2: SAME FACTS AS ABOVE EXCEPT THE BENEFIT BALANCE AT THE TIME OF DEATH WAS EQUAL TO $100,000.

The Death Benefit would be $273,000 (Return of Premium Death Benefit = $173,000 + Personal Pension Account Death Benefit = $100,000).

                                                                     APP A-9

-------------------------------------------------------------------------------

REMAINING GROSS PREMIUM EXAMPLES

EXAMPLE 1: ILLUSTRATES A PARTIAL SURRENDER THAT IS LESS THAN THE AWA IN A DOWN MARKET. ASSUME A PARTIAL SURRENDER TAKEN IN CONTRACT YEAR 2 EQUALS $5,000.

VALUES PRIOR TO THE PARTIAL SURRENDER:

-   Your total Premium Payments are $100,000

-   Your Contract Value just prior to the partial Surrender is $90,000

- Your earnings (maximum of Contract Value - Remaining Gross Premiums, or 0) are $0

- Your AWA (maximum of earnings or 5% of total Premium Payments subject to CDSC) is $5,000, which is 5% of total Premium Payments subject to CDSC

-   Your Remaining Gross Premiums are $100,000

VALUES AFTER THE PARTIAL SURRENDER:

-   Your total Premium Payments are $100,000

-   Your Contract Value after the partial Surrender is $85,000

- Your AWA is $0 for the remainder of the Contract Year because the full AWA was taken (unless future earnings within the same Contract Year exceed 5% of the total Premium Payments subject to CDSC)

- Your Remaining Gross Premium is $100,000. The partial Surrender was equal to the AWA so the Remaining Gross Premium is not reduced

-   Your CDSC is $0, as the AWA was not exceeded

EXAMPLE 2: ILLUSTRATES A PARTIAL SURRENDER IN EXCESS OF THE AWA IN A DOWN MARKET, THE NON-CUMULATIVE FEATURE OF THE AWA AND IMPACTS TO FUTURE AWA CALCULATIONS. ASSUME TWO PARTIAL SURRENDERS ARE TAKEN IN CONTRACT YEAR 2, FOR $5,000 EACH. ANOTHER PARTIAL SURRENDER IS TAKEN IN CONTRACT YEAR 3 FOR $15,000.

VALUES PRIOR TO THE FIRST PARTIAL SURRENDER:

-   Your total Premium Payments are $100,000

-   Your Contract Value just prior to the partial Surrender is $90,000

- Your earnings (maximum of Contract Value - Remaining Gross Premiums, or 0) are $0

- Your AWA (maximum of earnings, or 5% of total Premium Payments subject to CDSC) is $5,000, which is 5% of total Premium Payments subject to CDSC

-   Your Remaining Gross Premiums are $100,000

VALUES AFTER THE FIRST PARTIAL SURRENDER:

-   Your total Premium Payments are $100,000

-   Your Contract Value after the first partial Surrender is $85,000

- Your AWA is $0 for the remainder of the Contract Year because the full AWA was taken (unless future earnings within the same Contract Year exceed 5% of the total Premium Payments subject to CDSC)

- Your Remaining Gross Premium is $100,000. The partial Surrender was equal to the AWA so the Remaining Gross Premium is not reduced

-   Your CDSC is $0 because the AWA was not exceeded

VALUES PRIOR TO THE SECOND PARTIAL SURRENDER:

-   Your total Premium Payments are $100,000

-   Your Contract Value just prior to the second partial Surrender is $75,000

- Your earnings (maximum of Contract Value - Remaining Gross Premiums, or 0) are $0

- Your AWA (maximum of earnings, or 5% of total Premium Payments subject to CDSC) is $0

-   Your Remaining Gross Premiums are $100,000

APP A-10

-------------------------------------------------------------------------------

VALUES AFTER THE SECOND PARTIAL SURRENDER:

-   Your total Premium Payments are $100,000

-   Your Contract Value after the second partial Surrender is $70,000

- Your AWA is $0 for the remainder of the Contract Year because the AWA has been exceeded (unless future earnings within the same Contract Year exceed 5% of the total Premium Payments subject to CDSC)

- Your Remaining Gross Premium is $95,000, which is your prior Remaining Gross Premium reduced by the amount of the partial Surrender in excess ($5,000) of the AWA

- The CDSC applied to this $5,000 partial Surrender is $350, which is the amount of the partial Surrender in excess of the AWA ($5,000) multiplied by 7%

VALUES PRIOR TO THE THIRD PARTIAL SURRENDER:

-   Your total Premium Payments are $100,000

-   Your Contract Value prior to the third partial Surrender is $78,000

- Your earnings (maximum of Contract Value - Remaining Gross Premiums, or 0) are $9,000

- Your AWA (maximum of earnings, or 5% of total Premium Payments subject to CDSC) is $5,000, which is 5% of total Premium Payments subject to CDSC

-   Your Remaining Gross Premium is $95,000

VALUES AFTER THE SECOND PARTIAL SURRENDER:

-   Your total Premium Payments are $100,000

-   Your Contract Value after the second partial Surrender is $68,000

- Your AWA is $0 for the remainder of the Contract Year because the full AWA has been taken (unless future earnings within the same Contract Year exceed 5% of the total Premium Payments subject to CDSC)

- Your Remaining Gross Premium is $85,000, which is your prior Remaining Gross Premium reduced by the amount of the partial Surrender in excess ($10,000) of the AWA

- The CDSC applied to this $15,000 partial Surrender is $700, which is the amount of the partial Surrender in excess of the AWA ($10,000) multiplied by 7%

EXAMPLE 3: ILLUSTRATES A PARTIAL SURRENDER IN EXCESS OF THE AWA IN AN UP MARKET, THE NON-CUMULATIVE FEATURE OF THE AWA AND IMPACTS TO FUTURE AWA CALCULATIONS. ASSUME BOTH PARTIAL SURRENDERS ARE TAKEN IN CONTRACT YEAR 1 FOR $10,000 EACH. ANOTHER PARTIAL SURRENDER IS TAKEN IN CONTRACT YEAR 3 FOR $15,000

VALUES PRIOR TO THE FIRST PARTIAL SURRENDER:

-   Your total Premium Payments are $100,000

-   Your Contract Value just prior to the partial Surrender is $110,000

- Your earnings (maximum of Contract Value - Remaining Gross Premiums, or 0) are $10,000

- Your AWA (maximum of earnings, or 5% of total Premium Payments subject to CDSC) is $10,000, which are your earnings

-   Your Remaining Gross Premiums are $100,000

VALUES AFTER THE FIRST PARTIAL SURRENDER:

-   Your total Premium Payments are $100,000

-   Your Contract Value after the first partial Surrender is $100,000

- Your AWA is $0 for the remainder of the Contract Year because the full AWA was taken (unless future earnings within the same Contract Year exceed 5% of the total Premium Payments subject to CDSC)

- Your Remaining Gross Premium is $100,000. The partial Surrender did not exceed the AWA so the Remaining Gross Premium is not reduced

-   Your CDSC is $0 because the AWA was not exceeded

                                                                    APP A-11

-------------------------------------------------------------------------------

VALUES PRIOR TO THE SECOND PARTIAL SURRENDER:

-   Your total Premium Payments are $100,000

-   Your Contract Value prior to the second partial Surrender is $100,000

- Your earnings (maximum of Contract Value - Remaining Gross Premiums, or 0) are $0

- Your AWA (maximum of earnings, or 5% of total Premium Payments subject to CDSC) is $0

-   Your Remaining Gross Premiums are $100,000

VALUES AFTER THE SECOND PARTIAL SURRENDER:

-   Your total Premium Payments are $100,000

-   Your Contract Value after the second partial Surrender is $90,000

- Your AWA is $0 for the remainder of the Contract Year because the AWA has been exceeded (unless future earnings within the same Contract Year exceed 5% of the total Premium Payments subject to CDSC)

- Your Remaining Gross Premium is $90,000, which is your prior Remaining Gross Premium reduced by the amount of the partial Surrender in excess ($10,000) of the AWA

- The CDSC applied to this $10,000 partial Surrender is $700, which is the amount of the partial Surrender in excess of the AWA ($10,000) multiplied by 7%

VALUES PRIOR TO THE THIRD PARTIAL SURRENDER:

-   Your total Premium Payments are $100,000

-   Your Contract Value prior to the third partial Surrender is $99,000

- Your earnings (maximum of Contract Value - Remaining Gross Premiums, or 0) are $9,000

- Your AWA (maximum of earnings, or 5% of total Premium Payments subject to CDSC) is $9,000, which are your earnings

-   Your Remaining Gross Premiums are $90,000

VALUES AFTER THE THIRD PARTIAL SURRENDER:

-   Your total Premium Payments are $100,000

-   Your Contract Value after the third partial surrender is $84,000

- Your AWA is $0 for the remainder of the Contract Year because the AWA has been exceeded (unless future earnings within the same Contract Year exceed 5% of the total Premium Payments subject to CDSC)

- Your Remaining Gross Premium is $84,000, which is your prior Remaining Gross Premium reduced by the amount of the partial Surrender in excess ($6,000) of the AWA

- The CDSC applied to this $15,000 partial Surrender is $420, which is the amount of the partial Surrender in excess of the AWA ($6,000) multiplied by 7%

EXAMPLE 4: ILLUSTRATES A FULL SURRENDER CALCULATION WITH ONE OF TWO PREMIUM PAYMENTS OUT OF THE APPLICABLE CDSC SCHEDULE. ASSUME TWO PREMIUM PAYMENTS WERE MADE FOR $100,000 EACH. ONE PAYMENT WAS APPLIED IN THE BEGINNING OF CONTRACT YEAR 1, THE SECOND IN THE BEGINNING OF CONTRACT YEAR 3. A FULL SURRENDER IS TAKEN IN CONTRACT YEAR 8.

VALUES PRIOR TO THE FULL SURRENDER:

-   Your total Premium Payments are $200,000

-   Your Contract Value just prior to the full Surrender is $300,000

- Your earnings (maximum of Contract Value - Remaining Gross Premiums, or 0) are $100,000

- Your AWA (maximum of earnings, or 5% of total Premium Payments subject to CDSC) is $200,000, which is the premium out of CDSC schedule ($100,000) plus your earnings

- Your Remaining Gross Premium for the second Premium Payment (still in CDSC) is $100,000

APP A-12

-------------------------------------------------------------------------------

VALUES AFTER THE FULL SURRENDER:

-   Your Contract Value after the full Surrender is $0

- The CDSC applied to this $300,000 full Surrender is $4,000, which is the maximum of the full Surrender or Remaining Gross Premium, reduced by the AWA ($100,000) multiplied by 4%

EXAMPLE 5: ILLUSTRATES A FULL SURRENDER CALCULATION IN A DOWN MARKET.

VALUES PRIOR TO THE FULL SURRENDER:

-   Your total Premium Payments are $100,000

-   Your Contract Value just prior to the full Surrender is $50,000

- Your earnings (maximum of Contract Value - Remaining Gross Premiums, or 0) are $0

- Your AWA (maximum of earnings, or 5% of total Premium Payments subject to CDSC) is $5,000, which is 5% of total Premium Payments subject to CDSC

-   Your Remaining Gross Premiums are $100,000

VALUES AFTER THE FULL SURRENDER:

-   Your Contract Value after the full Surrender is $0

- The CDSC applied to this $50,000 full Surrender is $6,650, which is the maximum of the full Surrender or Remaining Gross Premium reduced by the AWA ($95,000) multiplied by 7% (using the 7-year CDSC schedule applicable to the "Core" Hartford Leaders variable annuity Contract)

                                                                     APP B-1

-------------------------------------------------------------------------------

APPENDIX B - ACCUMULATION UNIT VALUES

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows only the highest and lowest possible Accumulation Unit Value, assuming you select no optional benefits or assuming you select all optional benefits. A table showing all classes of Accumulation Unit Values corresponding to all combinations of optional benefits is shown in the Statement of Additional Information, which you may obtain free of charge by contacting us.

There is no information available because as of December 31, 2008, the Sub-Accounts had not yet commenced operations.

                                                                     APP C-1

-------------------------------------------------------------------------------

APPENDIX C - FUND DATA

I. INVESTMENT OPTIONS (STANDARD)

                                                  INVESTMENT                             INVESTMENT
FUNDING OPTION                                 OBJECTIVE SUMMARY                     ADVISER/SUB-ADVISER           CLASSIFICATION
---------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
 AIM V.I. CORE EQUITY FUND - SERIES  Growth of capital                      Invesco Aim Advisors, Inc.             Equity
  II                                                                        Sub-adviser: Advisory entities
                                                                            affiliated with Invesco Aim Advisors,
                                                                            Inc.
 AIM V.I. INTERNATIONAL GROWTH FUND  Long-term growth of capital            Invesco Aim Advisors, Inc.             Equity
  - SERIES II                                                               Sub-adviser: Advisory entities
                                                                            affiliated with Invesco Aim Advisors,
                                                                            Inc.
 AIM V.I. MID CAP CORE EQUITY FUND   Long-term capital growth               Invesco Aim Advisors, Inc.             Limited
  - SERIES II                                                               Sub-adviser: Advisory entities
                                                                            affiliated with Invesco Aim Advisors,
                                                                            Inc.
 AIM V.I. POWERSHARES ETF            To provide total return consistent     Invesco Aim Advisors, Inc.             Multi-Asset
  ALLOCATION FUND - SERIES II        with a moderate level of risk          Sub-adviser: Advisory entities
                                     relative to the broad stock market.    affiliated with Invesco Aim Advisors,
                                                                            Inc.
 AIM V.I. SMALL CAP EQUITY FUND -    Long-term capital growth               Invesco Aim Advisors, Inc.             Limited
  SERIES II                                                                 Sub-adviser: Advisory entities
                                                                            affiliated with Invesco Aim Advisors,
                                                                            Inc.
ALLIANCEBERNSTEIN VARIABLE PRODUCTS
SERIES FUND, INC.
 ALLIANCEBERNSTEIN VPS BALANCED      Maximize total return consistent with  AllianceBernstein L.P.                 Multi-Asset
  WEALTH STRATEGY PORTFOLIO - CLASS  Advisor's determination of reasonable
  B                                  risk
 ALLIANCEBERNSTEIN VPS               Long-term capital growth               AllianceBernstein L.P.                 Equity
  INTERNATIONAL VALUE PORTFOLIO -
  CLASS B
 ALLIANCEBERNSTEIN VPS SMALL/MID     Long-term capital growth               AllianceBernstein L.P.                 Equity
  CAP VALUE PORTFOLIO - CLASS B
FIDELITY VARIABLE INSURANCE
PRODUCTS FUNDS
 FIDELITY VIP CONTRAFUND(R)          Seeks long-term capital appreciation   Fidelity Management & Research         Equity
  PORTFOLIO - SERVICE CLASS 2                                               Company
                                                                            Sub-advised by FMR Co., Inc. and
                                                                            other Fidelity affiliates
 FIDELITY VIP MID CAP PORTFOLIO -    Long-term capital growth               Fidelity Management & Research         Equity
  SERVICE CLASS 2                                                           Company
                                                                            Sub-advised by FMR Co., Inc. and
                                                                            other Fidelity affiliates
 FIDELITY VIP STRATEGIC INCOME                                                                                     Limited
  PORTFOLIO - SERVICE CLASS 2
FRANKLIN TEMPLETON VARIABLE
INSURANCE PRODUCTS TRUST
 FRANKLIN FLEX CAP GROWTH            Seeks capital appreciation             Franklin Advisers, Inc.                Equity
  SECURITIES FUND - CLASS 4

APP C-2

-------------------------------------------------------------------------------

                                                  INVESTMENT                             INVESTMENT
FUNDING OPTION                                 OBJECTIVE SUMMARY                     ADVISER/SUB-ADVISER           CLASSIFICATION
---------------------------------------------------------------------------------------------------------------------------------
 FRANKLIN INCOME SECURITIES FUND -   Seeks to maximize income while         Franklin Advisers, Inc.                Limited
  CLASS 4                            maintaining prospects for capital
                                     appreciation
 FRANKLIN RISING DIVIDENDS                                                                                         Equity
  SECURITIES FUND - CLASS 4
 FRANKLIN SMALL CAP VALUE            Seeks long-term total return           Franklin Advisory Services, LLC        Limited
  SECURITIES FUND - CLASS 4
 FRANKLIN SMALL-MID CAP GROWTH       Seeks long-term capital growth         Franklin Advisers, Inc.                Limited
  SECURITIES FUND - CLASS 4
 FRANKLIN STRATEGIC INCOME           Seeks a high level of current income,  Franklin Advisers, Inc.                Limited
  SECURITIES FUND - CLASS 4          with capital appreciation over the
                                     long term as a secondary goal
 MUTUAL GLOBAL DISCOVERY SECURITIES  Seeks capital appreciation             Franklin Mutual Advisers, LLC          Equity
  FUND - CLASS 4 (1)                                                        Sub-advised by Franklin Templeton
                                                                            Investment Management Limited
 MUTUAL SHARES SECURITIES FUND -     Capital appreciation, with income as   Franklin Mutual Advisers, LLC          Equity
  CLASS 4                            a secondary goal
 TEMPLETON FOREIGN SECURITIES FUND   Seeks long-term capital growth         Templeton Investment Counsel, LLC      Equity
  - CLASS 4
 TEMPLETON GLOBAL BOND SECURITIES    Seeks high current income, consistent  Franklin Advisers, Inc.                Limited
  FUND - CLASS 4 (2)                 with preservation of capital, with
                                     capital appreciation as a secondary
                                     consideration
 TEMPLETON GROWTH SECURITIES FUND -  Seeks long-term capital growth         Templeton Global Advisors Limited      Equity
  CLASS 4                                                                   Sub-advised by Templeton Asset
                                                                            Management Ltd.
HARTFORD HLS SERIES FUND II, INC.
 HARTFORD GROWTH OPPORTUNITIES HLS   Capital appreciation                   Hartford Investment Financial          Equity
  FUND - CLASS IA                                                           Services, LLC.
                                                                            Sub-advised by Wellington Management
                                                                            Company, LLP
 HARTFORD U.S. GOVERNMENT            Maximize total return with a high      Hartford Investment Financial          Fixed
  SECURITIES HLS FUND - CLASS IA     level of current income consistent     Services, LLC.
                                     with prudent investment risk           Sub-advised by Hartford Investment
                                                                            Management Company
HARTFORD SERIES FUND, INC.
 AMERICAN FUNDS ASSET ALLOCATION     Seeks high total return consistent     Hartford Investment Financial          Equity
  HLS FUND - CLASS IB                with preservation of capital over the  Services, LLC.
                                     long term                              Sub-advised by Hartford Investment
                                                                            Management Company
 AMERICAN FUNDS BLUE CHIP INCOME     Seeks to produce income exceeding the  Hartford Investment Financial          Equity
  AND GROWTH HLS FUND - CLASS IB     average yield on U.S. stocks           Services, LLC.
                                     generally (as represented by the       Sub-advised by Hartford Investment
                                     average yield on the S&P 500 Index)    Management Company
                                     and to provide an opportunity for
                                     growth of principal consistent with
                                     sound common stock investing.
 AMERICAN FUNDS BOND HLS FUND -      Seeks to maximize current income and   Hartford Investment Financial          Fixed
  CLASS IB                           preservation of capital                Services, LLC.
                                                                            Sub-advised by Hartford Investment
                                                                            Management Company

                                                                     APP C-3

-------------------------------------------------------------------------------

                                                  INVESTMENT                             INVESTMENT
FUNDING OPTION                                 OBJECTIVE SUMMARY                     ADVISER/SUB-ADVISER           CLASSIFICATION
---------------------------------------------------------------------------------------------------------------------------------
 AMERICAN FUNDS GLOBAL BOND HLS      Seeks a high level of total return     Hartford Investment Financial          Limited
  FUND - CLASS IB                    over the long term                     Services, LLC.
                                                                            Sub-advised by Hartford Investment
                                                                            Management Company
 AMERICAN FUNDS GLOBAL GROWTH AND    Seeks growth of capital and current    Hartford Investment Financial          Equity
  INCOME HLS FUND - CLASS IB         income                                 Services, LLC.
                                                                            Sub-advised by Hartford Investment
                                                                            Management Company
 AMERICAN FUNDS GLOBAL GROWTH HLS    Seeks growth of capital                Hartford Investment Financial          Equity
  FUND - CLASS IB                                                           Services, LLC.
                                                                            Sub-advised by Hartford Investment
                                                                            Management Company
 AMERICAN FUNDS GLOBAL SMALL         Seeks growth of capital                Hartford Investment Financial          Limited
  CAPITALIZATION HLS FUND - CLASS                                           Services, LLC.
  IB                                                                        Sub-advised by Hartford Investment
                                                                            Management Company
 AMERICAN FUNDS GROWTH HLS FUND -    Seeks growth of capital                Hartford Investment Financial          Equity
  CLASS IB                                                                  Services, LLC.
                                                                            Sub-advised by Hartford Investment
                                                                            Management Company
 AMERICAN FUNDS GROWTH-INCOME HLS    Seeks growth of capital and income     Hartford Investment Financial          Equity
  FUND - CLASS IB                    over time                              Services, LLC.
                                                                            Sub-advised by Hartford Investment
                                                                            Management Company
 AMERICAN FUNDS INTERNATIONAL HLS    Seeks growth of capital                Hartford Investment Financial          Equity
  FUND - CLASS IB                                                           Services, LLC.
                                                                            Sub-advised by Hartford Investment
                                                                            Management Company
 AMERICAN FUNDS NEW WORLD HLS FUND   Seeks growth of capital                Hartford Investment Financial          Limited
  - CLASS IB                                                                Services, LLC.
                                                                            Sub-advised by Hartford Investment
                                                                            Management Company
 HARTFORD CAPITAL APPRECIATION HLS   Growth of capital                      Hartford Investment Financial          Equity
  FUND - CLASS IA                                                           Services, LLC.
                                                                            Sub-advised by Wellington Management
                                                                            Company, LLP
 HARTFORD DISCIPLINED EQUITY HLS     Growth of capital                      Hartford Investment Financial          Equity
  FUND - CLASS IA                                                           Services, LLC.
                                                                            Sub-advised by Wellington Management
                                                                            Company, LLP
 HARTFORD DIVIDEND AND GROWTH HLS    High level of current income           Hartford Investment Financial          Equity
  FUND - CLASS IA                    consistent with growth of capital      Services, LLC.
                                                                            Sub-advised by Wellington Management
                                                                            Company, LLP
 HARTFORD GLOBAL EQUITY HLS FUND -   Seeks long term capital appreciation   Hartford Investment Financial          Equity
  CLASS IA                                                                  Services, LLC.
                                                                            Sub-advised by Wellington Management
                                                                            Company, LLP
 HARTFORD GLOBAL GROWTH HLS FUND -   Growth of capital                      Hartford Investment Financial          Equity
  CLASS IA (3)                                                              Services, LLC.
                                                                            Sub-advised by Wellington Management
                                                                            Company, LLP

APP C-4

-------------------------------------------------------------------------------


                                                  INVESTMENT                             INVESTMENT
FUNDING OPTION                                 OBJECTIVE SUMMARY                     ADVISER/SUB-ADVISER           CLASSIFICATION
---------------------------------------------------------------------------------------------------------------------------------
 HARTFORD GROWTH HLS FUND - CLASS    Seeks long-term capital appreciation   Hartford Investment Financial          Equity
  IA                                                                        Services, LLC.
                                                                            Sub-advised by Wellington Management
                                                                            Company, LLP
 HARTFORD HIGH YIELD HLS FUND -      High current income with growth of     Hartford Investment Financial          Limited
  CLASS IA                           capital as a secondary objective       Services, LLC.
                                                                            Sub-advised by Hartford Investment
                                                                            Management Company
 HARTFORD INDEX HLS FUND - CLASS IB  Seeks to provide investment results    Hartford Investment Financial          Equity
                                     which approximate the price and yield  Services, LLC.
                                     performance of publicly traded common  Sub-advised by Hartford Investment
                                     stocks in the aggregate                Management Company
 HARTFORD INTERNATIONAL              Long-term capital growth               Hartford Investment Financial          Equity
  OPPORTUNITIES HLS FUND - CLASS IA                                         Services, LLC.
                                                                            Sub-advised by Wellington Management
                                                                            Company, LLP
 HARTFORD MONEY MARKET HLS FUND -    Maximum current income consistent      Hartford Investment Financial          Fixed
  CLASS IA*                          with liquidity and preservation of     Services, LLC.
                                     capital                                Sub-advised by Hartford Investment
                                                                            Management Company
 HARTFORD SMALL COMPANY HLS FUND -   Growth of capital                      Hartford Investment Financial          Limited
  CLASS IA                                                                  Services, LLC.
                                                                            Sub-advised by Wellington Management
                                                                            Company, LLP and Hartford Investment
                                                                            Management Company
 HARTFORD TOTAL RETURN BOND HLS      Competitive total return, with income  Hartford Investment Financial          Fixed
  FUND - CLASS IA                    as a secondary objective               Services, LLC.
                                                                            Sub-advised by Hartford Investment
                                                                            Management Company
 HARTFORD VALUE HLS FUND - CLASS IA  Long-term total return                 Hartford Investment Financial          Equity
                                                                            Services, LLC.
                                                                            Sub-advised by Wellington Management
                                                                            Company, LLP
LORD ABBETT SERIES FUND, INC.
 LORD ABBETT ALL VALUE PORTFOLIO -   Long-term growth of capital and        Lord, Abbett & Co. LLC                 Equity
  CLASS VC                           income without excessive fluctuations
                                     in market value
 LORD ABBETT BOND-DEBENTURE          High current income and capital        Lord, Abbett & Co. LLC                 Limited
  PORTFOLIO - CLASS VC               appreciation to produce the
                                     opportunity for a high total return
 LORD ABBETT GROWTH AND INCOME       Long-term growth of capital and        Lord, Abbett & Co. LLC                 Equity
  PORTFOLIO - CLASS VC               income without excessive fluctuations
                                     in market value
MFS(R) VARIABLE INSURANCE TRUST
 MFS(R) GROWTH SERIES - SERVICE      Seeks capital appreciation             MFS Investment Management              Equity
  CLASS
 MFS(R) INVESTORS TRUST SERIES -     Seeks capital appreciation             MFS Investment Management              Equity
  SERVICE CLASS
 MFS(R) RESEARCH BOND SERIES -       Total return with an emphasis on high  MFS Investment Management              Fixed
  SERVICE CLASS                      current income, but also considering
                                     capital appreciation.

                                                                     APP C-5

-------------------------------------------------------------------------------

                                                  INVESTMENT                             INVESTMENT
FUNDING OPTION                                 OBJECTIVE SUMMARY                     ADVISER/SUB-ADVISER           CLASSIFICATION
---------------------------------------------------------------------------------------------------------------------------------
 MFS(R) TOTAL RETURN SERIES -        Seeks total return                     MFS Investment Management              Multi-Asset
  SERVICE CLASS
 MFS(R) VALUE SERIES - SERVICE       Seeks capital appreciation             MFS Investment Management              Equity
  CLASS
PUTNAM VARIABLE TRUST
 PUTNAM VT EQUITY INCOME FUND -      Capital growth and current income      Putnam Investment Management, LLC      Equity
  CLASS IB
 PUTNAM VT INVESTORS FUND - CLASS    Long-term growth of capital and any    Putnam Investment Management, LLC      Equity
  IB                                 increased income that results from
                                     this growth
 PUTNAM VT VOYAGER FUND - CLASS IB   Seeks capital appreciation             Putnam Investment Management, LLC      Equity
 FIXED ACCUMULATION FEATURE**        Preservation of capital                General Account                        N/A

NOTES

(1)  Formerly Mutual Discovery Securities Fund - Class 4

(2)  Formerly Templeton Global Income Securities Fund - Class 4

(3)  Formerly Hartford Global Leaders HLS Fund - Class IA

* In a low interest rate environment, yields for money market funds, after deduction of Contract charges may be negative even though the fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Sub-Account or participate in an Asset Allocation Program where Contract Value is allocated to a money market Sub-Account, that portion of your Contract Value may decrease in value.

** The Fixed Accumulation Feature is not a Sub-Account and the Company does not provide investment advice in connection with this feature. The Fixed Accumulation Feature is currently not available to A Share and I Share products.

To obtain a Statement of Additional Information, please complete the form below and mail to:

     The Hartford
     Attn: Individual Markets Group
     P.O. Box 5085
     Hartford, Connecticut 06102-5085

Please send a Statement of Additional Information to me at the following address:

----------------------------------------------------------------
                              Name
----------------------------------------------------------------
                            Address
----------------------------------------------------------------
     City/State                                   Zip Code

Contract Name
Issue Date

                                     PART B

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

                           HARTFORD LEADERS SERIES V

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus.

To obtain a prospectus, send a written request to The Hartford, Attn: Individual Markets Group, P.O. Box 5085, Hartford, CT 06102-5085.

Date of Prospectus: August 14, 2009
Date of Statement of Additional Information: August 14, 2009

TABLE OF CONTENTS

GENERAL INFORMATION                                                            2
  Safekeeping of Assets                                                        2
  Experts                                                                      2
  Non-Participating                                                            2
  Misstatement of Age or Sex                                                   2
  Principal Underwriter                                                        2
PERFORMANCE RELATED INFORMATION                                                6
  Total Return for all Sub-Accounts                                            6
  Yield for Sub-Accounts                                                       6
  Money Market Sub-Accounts                                                    7
  Additional Materials                                                         7
  Performance Comparisons                                                      7
ACCUMULATION UNIT VALUES                                                       8
FINANCIAL STATEMENTS                                                        SA-2

2

-------------------------------------------------------------------------------

GENERAL INFORMATION

SAFEKEEPING OF ASSETS

We hold title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from our general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

EXPERTS

The statutory basis statements of admitted assets, liabilities and surplus of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2008 and 2007, and the related statutory basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2008 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated April 27, 2009 (which report expresses an unqualified opinion and includes an explanatory paragraph relating to the Company's approval from the State of Connecticut Insurance Department for the use of and permitted practice related to the accounting for deferred income taxes) and the statements of assets and liabilities of Hartford Life and Annuity Insurance Company Separate Account Seven (the "Account") as of December 31, 2008, and the related statements of operations and changes in net assets for the respective stated periods then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 18, 2009, which reports are both included in this Statement of Additional Information. Such reports are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.

ADDITIONAL FINANCIAL INFORMATION

We have included the unaudited quarterly statutory filing for the Company for the period ended June 30, 2009. This statement is included herein as additional information on the financial condition of the issuer. Deloitte & Touche, LLP has not audited, reviewed, or compiled the financial statements and assumes no responsibility for them.

NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

The Contracts, which are offered continuously, are distributed by Hartford Securities Distribution Company, Inc. ("HSD"). HSD serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.

We currently pay HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2008: $249,801,679; 2007: $355,689,241; and 2006: $303,267,865.

ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES

As stated in the prospectus, we (or our affiliates) pay Additional Payments to Financial Intermediaries. In addition to the Financial Intermediaries listed in the prospectus with whom we have an ongoing contractual arrangement to make Additional Payments, listed below are all Financial Intermediaries that received Additional Payments in 2007 of items such as sponsorship of meetings, education seminars, and travel and entertainment, whether or not an ongoing contractual relationship exists.

A.G. Edwards & Sons, Inc., Abacus Investments, Inc., ABD Financial Services, Inc., Access Financial Group, Inc., Access Investments, Inc., Acument Securities, Inc., Addison Avenue Federal Credit Union, ADP Broker-Dealer, Inc., Advanced Advisor Group, Advanced Equities, Inc., Advantage Capital Corp., Advisory Group Equity Services Ltd., AFA Financial Group, LLC., Affinity Bank, AFS Brokerage, Inc., AIG Equity Sales Corp., AIG Financial Advisors, AIG Retirement Advisors, Inc., AIM Distributors, Inc., Aim Investments, Alamo Capital, All Nevada Insurance, Allegacy Federal Credit Union, Allegheny Investments Ltd., Allen & Co. of Florida, Inc., Alliance Bank, AllianceBernstein, AllianceBernstein Investment Research, AllState Financial Services, LLC., Altura Credit Union, AMCORE Bank, NA., Amcore Investment Services, Inc., American Bank, NA., American Classic Securities, American Funds &

-------------------------------------------------------------------------------

Trusts, Inc., American General Securities Inc., American Heritage Federal Credit Union, American Independent Securities Group, American Independent Securities, Inc., American Investors Company, American Investors Group, American Municipal Securities, Inc., American Portfolios Financial Services, American Securities Group, Inc., American Trust & Savings Bank, Ameriprise Financial Services, Inc., Ameritas Investment Corp., Ameritrade, Inc., Ames Community Bank, Amsouth Bank, Amsouth Investment Services, AmTrust Bank, Amtrust Investment Services, Inc., Anchor Bank, Anderson & Strudwick, Inc., Andrew Garrett, Inc., Arlington Securities, Inc., Arrowhead Central Credit Union, Arvest Asset Management, Arvest Bank, Ascend Financial Services, Inc., Askar Corp., Asset Management Securities Corp., Associated Bank, NA., Associated Financial Services, Inc., Associated Investment Services, Inc., Associated Securities Corp., Astoria Federal Savings & Loan Association, Atlantic Securities, Inc., Avisen Securities, Inc., AXA Advisors, LLC., Ayre Investments, B.B. Graham & Co., B.C. Ziegler and Company, Banc of America Investment Services, Inc., Bancnorth Investment Group, Inc., Bancorpsouth Investment Services, Inc., BancWest Investment Services, Inc., Bank of Albuquerque, NA., Bank of America, Bank of Clarendon, Bank of Clarke County, Bank of Stockton, Bank of Texas, Bank of the Commonwealth, Bank of the South, Bank of the West, Bankers & Investors Co., Bankers Life and Casualty, Banknorth, BankUnited, FSB, BankWest, Inc., Bannon, Ohanesian & Lecours, Inc., Banorte Securities, Banorte Securities International, Bates Securities, Inc., BB&T Investment Services, Inc., BCG Securities, Inc., Beaconsfield Financial Services., Inc., Benchmark Investments, Inc., Beneficial Investment Services, Bernard Herold & Co., Inc., Berthel, Fisher & Co. Financial Services, Inc., Bethpage Federal Credit Union, BI Investments, LLC., Bodell Overcash Anderson & Co., Boeing Employees Credit Union, BOSC, Inc., Brecek & Young Advisors, Inc., Brighton Securities Corp., Britton & Koontz Bank, N.A., Broad Street Securities, Inc., Broker Dealer Financial Services Corp., Brokersxpress LLC., Brookstone Securities, Inc., Brookstreet Securities Corp., Brown Advisory Securities Inc., Brown, Lisle/Cummings, Inc., Bruce A Lefavi Securities, Inc., Busey Bank, Butler, Wick & Co., Inc., C.R.I. Securities, Inc., Cadaret, Grant & Co., Inc., California Bank & Trust, California Credit Union, California National Bank, Calton & Associates, Inc., Cambridge Investment Research, Inc., Cambridge Legacy Sec., LLC., Cambridge State Bank, Cantella & Co., Inc., Capital Analysts, Inc., Capital Bank, Capital Brokerage Corporation, Capital Choice, Capital City Bank, Capital Financial Services, Inc., Capital Growth Resources, Capital Investment Group, Inc., Capital Investment Services, Inc., Capital One Investments Services, LLC., Capital Securities Investment Corp., Capital Securities Management, Capital Select Investments Corp., Capital Wealth Advisors, Inc., Capital West Securities, Inc., CapitalBank, Capitol Federal Savings Bank, Capitol Securities Management, Inc., Carolina First Bank, Carolinas Investment Consulting LLC., Cary Street Partners, LLC., Cascade Investment Group, Inc., CCF Investments, Inc., CCO Investment Services Corp., Centaurus Financial, Inc., Centennial Securities Co., Inc., Central State Bank, Central Virginia Bank, Century National Bank, Century Securities Associates, Inc., CFD Investments, Inc., Chapin, Davis, Charles Schwab, Chase Investments Services Corp., Chemical Bank West, Chevy Chase Financial Services, CIBC World Markets Corp., Citadel Federal Credit Union, Citi Bank, Citicorp Investment Services, Citigroup Global Markets, Inc., Citizens & Farmers Bank, Citizens Bank, Citizens Business Bank, City Bank, City Securities Corporation, Coastal Federal Credit Union, Coburn & Meredith, Inc., Colonial Bank, N.A., Colonial Brokerage, Inc., Comerica Bank, Comerica Securities, Commerce Bank, N.A., Commerce Brokerage Services, Inc., Commerce Capital Markets, Inc., Commercial & Savings Bank/Mllrsbrg, Commercial Federal Bank, Commonwealth Bank & Trust Co., Commonwealth Financial Network, Commonwealth Investment Services, Inc., Community Bank, Community Bank & Trust, Community Credit Union, Community Investment Services, Inc., Compass Bank, Compass Brokerage, Inc., Comprehensive Financial Services, Conservative Financial Services., Inc., Coordinated Capital Securities, Inc., Country Club Financial Services., Inc., Countrywide Bank, Countrywide Investment Services, Inc., Credit Union West, Crews & Associates, Inc., Crowell, Weedon & Co., Crown Capital Securities, LLP, CUE, Cullum & Burks Securities, Inc., Cumberland Brokerage Corp., Cuna Brokerage Services, Inc., Cuso Financial Services, LLP., CW Securities, LLC., D.A. Davidson & Company, Davenport & Company LLC., David A. Noyes & Company, David Lerner Associates, Inc., DaVinci Capital Management, Inc., Dawson James Securities, Inc., Delta Equity Services Corp., Delta Trust Investment, Inc., Deutsche Bank Securities, Inc., DeWaay Financial Network, DFCU Financial Federal Credit Union, Dilworth, Diversified Securities, Inc., Dominion Investor Services., Inc., Dorsey & Company, Inc., Dougherty & Company LLC., Dubuque Bank & Trust Co., Dumon Financial, Duncan-Williams, Inc., Dupaco Community Credit Union, Eagle Bank, Eagle One Financial, Eagle One Investments, LLC., Eastern Bank, Eastern Financial Florida Credit Union, ECM Securities Corporation, EDI Financial, Inc., Edward Jones, Effex National Security, Eisner Securities, Inc., Emclaire Financial Corp., Emerson Equity, LLC., Empire Bank, Empire Financial Group, Inc., Empire Securities Corporation, Emporia State Bank & Trust Co., Ensemble Financial Services, Inc., EPlanning Securities, Inc., Equitable Bank, Equitas America, LLC, Equity Services, Inc., ESL Federal Credit Union, Essex Financial Services, Inc., Essex National Securities, Inc., Essex Securities, LLC., Evans National Bank, EVB, Evolve Securities, Inc., Excel Securities & Assoc., Inc., Fairport Capital, Inc., Fairwinds Credit Union, Farmers National Bank, Farmers National Bank/Canfield, Feltl & Company, Ferris/Baker Watts, FFP Securities, Inc., Fidelity Bank, Fidelity Brokerage Services., LLC., Fidelity Federal Bank & Trust, Fidelity Investments, Fifth Third Bank, Fifth Third Securities, FIMCO Securities Group, Inc., Financial Center Credit Union, Financial Network Investment Corp., Financial Partners Credit Union, Financial Planning Consultants, Financial Security Management, Inc., Financial West Group, Fintegra LLC., First Allied Securities, First America Bank, First American Bank, First Bank, First Brokerage America, First Citizens Bank, First Citizens Financial Plus, Inc., First Citizens Investor Services, First Command Financial Planning, First Commonwealth Bank, First Commonwealth Federal Credit Union, First Community Bank, First Community Bank, N.A., First Federal Bank, First Federal Savings & Loan of Charlston, First Financial Bank, First Financial Equity Corp., First Global Securities, Inc., First Harrison Bank, First Heartland Capital Inc., First Hope Bank, First Investment Services, First MidAmerica Investment Corp., First

4

-------------------------------------------------------------------------------

Midwest Bank, First Midwest Securities, First Montauk Securities, First National Bank, First National Investments Inc, First Niagara Bank, First Northern Bank of Dixon, First Place Bank, First Southeast Investment Services, First St. Louis Securities, Inc., First Tennessee Bank, First Tennessee Brokerage, Inc., First Wall Street Corporation, First Western Securities Inc., FirstMerit Securities, Inc., FiServ Investor Services, Inc., Flagstar Bank, FSB, Florida Investment Advisers, Flushing Savings Bank, FSB, FMN Capital Corporation, FNB Brokerage Services, Inc., FNIC F.I.D. Div., Folger Nolan Fleming Douglas, Foothill Securities, Inc., Foresters Equity Services, Inc., Fortune Financial Services, Founders Financial Securities, LLC., Fox and Company, Franklin Bank, Franklin/Templeton Dist., Inc., Freedom Financial, Inc., Fremont Bank, Frontier Bank, Frost Brokerage Services Inc., Frost National Bank, FSC Securities Corporation, FSIC, Fulcrum Securities, Inc., Gateway Bank and Trust Company, Geneos Wealth Management, Inc., Genworth Financial Securities Corp., GIA Financial Group, L.L.C., Girard Securities Inc., Global Brokerage Services, Gold Coast Securities, Inc., Golden One Credit Union, Great American Advisors, Inc., Great American Investors, Inc., Great Lakes Capital, Inc., Greenberg Financial Group, Gregory J Schwartz & Co., Inc., Gunnallen Financial, Inc., GWN Securities, Inc., H&R Block Financial Advisers, Inc., H. Beck, Inc., H.D.Vest Investment Services, Haas Financial Products, Inc., Hancock Bank, Hancock Investments Services, Harbor Financial Services, LLC., Harbour Investments, Inc., Harger and Company, Inc., Harold Dance Investments, Harris Investor Services, Inc., Harvest Capital LLC, Hawthorne Securities Corp., Hazard & Siegel, Inc., Hazlett, Burt & Watson, Inc., HBW Securities, LLC, HCSB, Heartland Investment Associates, Inc., Heim & Young Securities, Inc., Heim Young & Associates, Inc., Hibernia Investments, LLC, Hibernia National Bank, High Country Bank, High Ridge Insurance Services, Hilliard Lyons, HNB National Bank, Home Savings & Loan Company of Youngstown, Home Savings Bank, Horizon Bank, Hornor, Townsend & Kent, Inc., Horwitz & Associates, Inc., Howe Barnes Investments, Inc., HRC Investment Services, Inc., HSBC Bank USA, National Associates, HSBC International, HSBC Securities (USA) Inc., Huntingdon Securities Corp., Huntington Investment Co., Huntington National Bank, Huntington Valley Bank, Huntleigh Securities Corp., IBC Investments, IBN Financial Services, Inc., ICBA Financial Services Corp., IFG Network Securities, Inc., IFMG Securities, Inc., IMS Securities, Inc., Independent Financial Securities Inc., Independent Financial Group, LLC., Indiana Merchant Banking & Brokerage, Infinex Investment, Inc., Infinity Securities, Co., Inc., ING Financial Advisors, LLC, ING Financial Partners, Innovative Solutions, Integrated Financial Inc., Intercarolina Financial Services, Inc., Interpacific Investor Services, InterSecurities, Inc., INTRUST Bank, NA., Intrust Brokerage Inc., Invesmart Securities, LLC., INVEST Financial Corporation, Investacorp, Inc., Investment Center, Inc., Investment Centers of America, Investment Management Corp., Investment Network, Inc., Investment Planners, Inc., Investment Professionals, Inc., Investment Security Corp., Investors Capital Corp., Investors Resources Group, Inc., Iowa State Bank, ISG Equity Sales Corporation, J.B. Hanauer & Co., J.J.B Hilliard, W.L.Lyons LLC., J.P. Turner & Co., J.W. Cole Financial, Inc., Jack V Butterfield Investment Co., Jackson Securities, LLC., Jacksonville Savings Bank, James C. Butterfield, Inc., Janney Montgomery Scott, Inc., Jefferson Pilot Securities Corp., Jesup & Lamont Securities Corp., JHW Financial Services, Inc., JHW Securities, JJB Hilliard/WL Lyons, Inc., Jones Bains Sides Investments Group, Joseph James Financial Services, Kalos Capital, Inc., Kaplan & Co., Securities Inc., KCD Financial, Inc., Keesler Federal Credit Union, Kern National Federal Credit Union, Kern Schools Federal Credit Union, Key Bank, Key Investment Services, LLC., Key Investor Services, KeyBank, NA., KeyPoint Credit Union, Kinecta Credit Union, Kirkwood Bank & Trust Co., KleinBank, KMS Financial Services, Inc., Kovack Securities, Inc., L.F. Financial, LLC., L.M. Kohn & Company, LaBrunerie Financial Services, Inc., Lake Area Bank, Lake Community Bank, Landmark Credit Union, Lara, Shull & May, LTD., LaSalle Financial Services, Inc., LaSalle Street Securities, Inc., Lawrence Jorgenson, Legacy Asset Securities, Inc., Legacy Financial Services, Inc., Legend Equities Corporation, Legends Bank, Legg Mason/Citigroup Global Market, Leigh Baldwin & Co., LLC., Leonard & Company, Lesko Securities Inc., Leumi Investment Services, Inc., Lexington Investment Co., Inc., LFA, Liberty Group, LLC., Liberty Securities Corporation, Lifemark Securities Corp., Lincoln Financial Advisors Corp., Lincoln Investment Planning, Inc., Linsco/Private Ledger, LOC Federal Credit Union, Lockheed Federal Credit Union, Lombard Securities, Inc., Long Island Financial Group, Lord, Abbett & Co., Lowell & Company, Inc., LPL Financial, M Holdings Securities, Inc., M&I Bank, M&I Brokerage Services, Inc., M&I Financial Advisors, Inc., M&T Bank, M&T Securities, Inc., M. Griffith, Inc., M.L. Stern & Co. Inc., Madison Avenue Securities, Inc., Madison Bank & Trust, Main Street Securities, LLC., Manarin Securities Corp., Manna Financial Services Corp., Mascoma Savings Bank, Mass Institute of Technology Credit Union, Mass Mutual, Maxim Group LLC., McGinn, Smith & Co., Inc., McNally Financial Services Corp.; Means Investment Co., Inc., Medallion Equities, Inc., Medallion Investment Services Inc., Mercantile Bank, Mercantile Brokerage Services Inc., Mercantile Trust & Savings Bank, Merrill Lynch Inc., Merrimac Corporate Securities, Inc., Mesirow Financial, Inc., MetLife Securities, Inc., MFS Fund Distributors, Inc., MICG Investment Management, Michigan Catholic Credit Union, Michigan Securities, Inc., Mid Atlantic Capital Corp., MidAmerica Financial Services Inc., Mid-Atlantic Securities, Inc., Midwestern Sec Trading CO, LLC., Milkie/Ferguson Investments, Mission Federal Credit Union, MMC Securities Corp., MML Investor Services, Inc., Moloney Securities Co., Inc., Money Concepts Capital Corp, Money Management Advisory Inc., Moors & Cabot, Inc., Morgan Keegan & Co., Inc., Morgan Peabody, Inc., Morgan Stanley & Co., Inc., MSCS Financial Services, LLC., MTL Equity Products, Inc., Multi-Financial Securities Corp., Multiple Financial Services., Inc., Mutual Funds Assoc., Inc., Mutual Securities, Inc., Mutual Service Corp., NatCity Investments, National Bank & Trust, National City Bank of Midwest, National Financial Services Corp., National Investors Services, National Pension & Group Consultant, National Planning Corporation, National Securities Corp., Nations Financial Group, Inc., Nationwide Investment Service Corp., Navy Federal Brokerage Services, Navy Federal Credit Union, NBC Financial Services, NBC Securities, Inc., NBT Bank, Neidiger, Tucker, Bruner, Inc., Nelson Securities, Inc., Networth Strategic, New England Securities Corp., New Horizon Asset Management Group, LLC., NewAlliance Bank, NewAlliance Investments, Inc., Newbridge Securities Corp., Nexity Financial

-------------------------------------------------------------------------------

Services, Inc., Next Financial Group, NFB Investment Services Corp., NFP Securities, Inc., NIA Securities, LLC., Nodaway Valley Bank, Nollenberger Capital Partners, North Ridge Securities Corp., Northeast Securities, Inc., Northern Trust Company, Northern Trust Securities, Inc., Northridge Capital Corp., Northwestern Mutual Investment Services, Inc., Nutmeg Securities, Ltd., NYLIFE Securities Inc., O.N. Equity Sales Co., Oak Tree Securities, Inc., Oakbrook Financial Group, Inc., Oberlin Financial Corporation, OFG Financial Services, Inc., Ogilvie Security Advisors Corp., Ohio National Equities, Inc., O'Keefe Shaw & Company, Old National Bank, ON Equity Sales Co., OneAmerica Securities Inc., Oppenheimer and Co., Inc., Orange County Teachers Federal Credit Union, P & A Financial Sec's Inc., Pacific Cascade Federal Credit Union, Pacific Financial Assoc., Pacific West Securities, Inc., Packerland Brokerage Services, Inc., Paragon Bank & Trust, Park Avenue Securities, Parsonex Securities, Inc., Partnervest Securities, Inc., Patapsco Bank, Patelco Credit Union, Paulson Investment Company Inc., Peachtree Capital Corporation, Penn Plaza Brokerage, Pension Planners Securities Inc., Pentagon Federal Credit Union, Peoples Bank, Peoples Community Bank, Peoples Securities, Inc., Peoples United Bank, PFIC Securities Corp, Pillar Financial Services, Pimco Funds, PlanMember Securities Corp., PMK Securities & Research Inc., PNC Bank Corp., PNC Investments LLC., Premier America Credit Union, Prime Capital Services, Inc., PrimeSolutions Securities, Inc, PrimeVest Financial Services, Princor Financial Service Corp., ProEquities, Inc., Professional Asset Management, Inc., Prospera Financial Services, Protected Investors of America, Provident Bank, Provident Savings Bank, F.S.B., Pruco Securities Corp., Purshe, Kaplin & Sterling, Putnam Investments, Putnam Savings Bank, QA3 Financial Corp., Quest Capital Strategies, Inc., Quest Securities, Inc., Quest Tar, Questar Capital Corp., R.M. Stark & Co., Raymond James & Associates, Inc., Raymond James Financial Services, Inc., RBC Capital Markets Corp., RBC Centura Bank, RBC Centura Securities, Inc., RBC Dain Rauscher Inc., Regal Discount Securities, Inc., Regal Securities, Inc., Regency Securities Inc., Regions Bank, Reliance Securities, LLC., Resource Horizons Group, LLC., R-G Crown Bank, Rhodes Securities, Inc., Rice Pontes Capital, Inc., Ridgeway & Conger, Inc., River City Bank, RiverStone Wealth Management, Inc., RNR Securities LLC., Robert B. Ausdal & Co., Inc., Robert W. Baird & Co. Inc., Robinson & Robinson, Inc., Rogan & Associates, Inc., Rogan, Rosenberg & Assoc., Inc., Rothschild Investment Corp., Royal Alliance Associates, Inc., Royal Securities Company, Rushmore Securities Corp., Rydex Distributors, Inc., S F Police Credit Union, S.C. Parker & Co., Inc., Sage, Rutty & Co., Inc., Sammons Securities Company LLC., San Mateo County Employees Credit Union, Sanders Morris Harris Inc., Sandy Spring Bank, Sawtooth Securities, LLC., Saxony Securities, Inc., SCF Securities, Inc., School Employees Credit Union, Scott & Stringfellow, Inc., Seacoast Investor Services Inc., Seacoast National Bank, Securian Financial Services, Securities America, Inc., Securities Equity Group, Securities Service Network, Inc., Security Service Federal Credit Union, Shields & Company, Sicor Securities Inc., Sigma Financial Corporation, Signator Investors Inc., Signature Bank, Signature Financial Group, Inc., Signature Securities Group, SII Investments, Silicone Valley Securities, SMH Capital, Smith Barney, Smith Barney Bank Advisor, Smith Hayes Financial Services Corp., Sorrento Pacific Financial LLC., Source Capital Group, Inc., South Carolina Bank & Trust, South Valley Bank & Trust, South Valley Wealth Management, Southeast Investments NA Inc., Southern MO Bank of Marshfield, SouthTrust Securities, Inc., Southwest Securities, Inc., Sovereign Bank, Space Coast Credit Union, Spectrum Capital, Inc., Spelman & Co., Inc., Spire Securities, LLC., Stanford Group Company, Stephen A. Kohn & Associates, Stephens, Inc., Sterling Savings Bank, Sterne Agee & Leach, Inc., Stifel, Nicolaus & Co., Inc., Stock Depot Inc, Stockcross, Inc., Stofan, Agazzi & Company, Inc., Strand Atkinson Williams York, Strategic Alliance Corp., Strategic Financial Alliance, Summit Bank, Summit Brokerage Services Inc., Summit Equities, Inc., Summitalliance Securities, LLC., SunAmerica, Sunset Financial Services, Inc., SunTrust Investment Services, Inc., Superior Bank, Surrey Bank & Trust, Susquehanna Bank, SWBC Investment Company, SWS Financial Services, Symetra Investment Services Inc., Synergy Investment Group, Synovus Securities, T.J. Raney & Sons, Inc., Taylor Securities, Inc., TD Bancnorth, National Assoc., TD Waterhouse Investor Services, Inc., Technology Credit Union, Telesis Community Credit Union, Telhio Credit Union, TFS Securities, Inc., The Advisors Group, Inc., The Capital Group Sec. Inc., The Concord Equity Group, LLC., The Golden 1 Credit Union, The Huntington Investment Co., The Huntington Investment Company, The Legend Gray, Thomasville National Bank, Thoroughbred Financial Services, LLC., Thrasher & Company, Thrivent Investment Management, Inc., Thurston, Springer, Miller, Her, TierOne Bank, TimeCapital Securities Corp., Tower Square Securities, Inc., TradeStar Investments, Inc., Transamerica Financial Advisor, TransWest Credit Union, Tri Counties Bank, Triad Advisors, Inc., Tri-County Financial Group, Inc., Triequa Capital Corporation, Triune Capital Advisors, Troy Bank & Trust, Trustmark National Bank, Trustmont Financial Group Inc., U.S Bank, UBS Financial Services, Inc., UBS International; UBS Private Banking, UMB Bank, UMB Financial Services, Inc., UMB Scout Brokerage Services, Union Bank, Union Bank & Trust, Union Bank Company, Union Bank of California, N.A., Union Bank of Chandler, Union Capital Company, Union Savings Bank, UnionBanc Investment Services, United Bank, Inc., United Brokerage Services, Inc., United Community Bank, United Financial Group, United Planners Financial Services of America, United Securities Alliance Inc., Univest Investments, Inc., US Alliance Credit Union, US Bancorp Investments, US Bank, N.A., USA Financial Securities Corp., USAllianz Securities, Inc., USI Securities, UVest Financial Services, V.B.C. Securities, VALIC Financial Advisors, Inc., ValMark Securities, Van Kampen Investments, Inc., VanDerbilt Securities, LLC., Veritrust Financial, LLC., VFinance Investments, Inc., Vinson Assoc., Vision Bank, Vision Invstmnt Services, Inc., Vision Securities, Inc., Vorpahl Wing Securities, VSR Financial Services, Inc., VYstar Credit Union, Waccamaw Bank, Wachovia Bank, Wachovia Securities Inc. Financial Network, Wachovia Securities ISG, Wachovia Securities LLC., Waddell & Reed, Inc., Wakulla Bank, Wald Group, Wall Street Electronica, Inc., Wall Street Financial Group, Walnut Street Securities, Inc., WAMU, WaMu Investments, Inc., Washington Mutual, Wasserman & Associates, Waterstone Financial Group, Wayne Hummer Investments LLC., Wayne Savings Community Bank, Wealth Management Services, Webster Bank, Webster Investments, Wedbush Morgan Securities Inc., Weitzel Financial Services Inc., Wells Fargo Investments, Wells Fargo Securities Independent, Wells Federal Bank, Wellstone

6

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Securities, LLC., WesBanco Bank, Inc., WesBanco Securities, Inc., Wescom Credit
Union, Wescom Financial Services, West Alabama Bank & Trust, West Coast Bank, Westamerica Bank, Western Federal Credit Union, Western International Securities, Westfield Bakerink Brozak LLC., Westminster Financial Investment, Westminster Financial Securities, Inc., Westport Securities, L.L.C., WFG Securities Corp., Whitney National Bank, Whitney Securities, LLC., Wilbank Securities, Wiley Bros.-Aintree Capital, William C. Burnside & Company, Wilmington Brokerage Services, Wilmington Trust Co., Windsor Securities, Inc., WM Financial Services, Inc., Woodbury Financial Services, Inc., Woodforest National Bank, Woodlands Securities Corp., Woodmen Financial Services Inc., Woodstock Financial Group, Inc., Workman Securities Corp., World Equity Group Inc., World Group Securities, Inc., Worth Financial Group, Inc., WRP Investments, Inc., Wunderlich Securities Inc., XCU Capital Corp., Inc., Xerox Credit Union, Zeigler Investment Services.

PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will be calculated on a quarterly basis from the date the underlying fund is made available in the Separate Account for one, five and ten year periods or some other relevant periods if the underlying fund has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, the Total Annual Fund Operating Expenses, applicable Sales Charges, Distribution Charge, Separate Account Annual Expenses, and the Annual Maintenance Fee are deducted from a hypothetical initial Premium Payment of $1,000.00. Standardized total returns do not include charges for optional benefit riders.

The formula we use to calculate standardized total return is P(1+T) TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

The Sub-Account may advertise a non-standardized total return. These figures will be calculated on a monthly basis from the inception date of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that non-standardized total return does not include the Annual Maintenance Fee, Distribution Charge, or Sales Charges (except for a 1% FESC for A Share Contract class). Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

The Sub-Account may also advertise adjusted non-standardized total return. These figures will be calculated on a monthly basis from the inception date of the underlying fund for one, five and ten year periods or other relevant periods. Adjusted non-standardized total return is measured in the same manner as the standardized total return described above.

A Sub-Account may advertise non-standardized total returns for periods predating its inception as an investment option in this variable annuity. Such non-standardized total returns reflect the adjusted historical returns of the underlying Fund in which the Sub-Account invests, as adjusted for certain Separate Account annual expenses (Mortality and Expense Risk Charges and Administrative Fees), but excludes adjustments for optional riders or deductions for Annual Maintenance Fees, sales charges, premium taxes and federal/state taxes (including possible penalties). To the extent that a Sub-Account invests in a Feeder Fund (a Feeder Fund is a fund that invests all of its assets into a corresponding Master Fund), the Feeder Fund's performance for periods pre-dating the inception of the Feeder Fund and/or its inclusion within a Separate Account may include the performance of the Master Fund since the inception of the Master Fund, as adjusted for the Feeder Fund's operating expenses. In such case, the performance of a Feeder Fund will be lower than the corresponding Master Fund because of Feeder Fund operating expenses. Performance may include the effect of waivers and reimbursements, in the absence of which performance may have been lower.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period.

The formula we use to calculate yield is: YIELD = 2[(a - b/cd +1) TO THE POWER OF 6 - 1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily

-------------------------------------------------------------------------------

number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. We take a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. We then subtract an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR." Once the base period return is calculated, we then multiply it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR x (365/7), where BPR = (A -
B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation we use is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

8

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ACCUMULATION UNIT VALUES

The following information should be read in conjunction with the financial statements for the Separate Account included in this Statement of Additional Information.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows all possible Accumulation Unit Values corresponding to all combinations of optional benefits. A table showing only the highest and lowest possible Accumulation Unit Values is shown in the prospectus, which assumes you select either no optional benefits or all optional benefits.

There are no accumulated unit values because as of December 31, 2008, the Sub-Accounts had not commenced operations.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE CONTRACT OWNERS OF
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT SEVEN AND THE BOARD OF DIRECTORS OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

We have audited the accompanying statements of assets and liabilities of each of the individual Sub-Accounts disclosed in Note 1 which comprise the Hartford Life and Annuity Insurance Company Separate Account Seven (the "Account"), as of December 31, 2008, and the related statements of operations and changes in net assets for the respective stated periods then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2008, by correspondence with the mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the individual Sub-Accounts constituting Hartford Life and Annuity Insurance Company Separate Account Seven as of December 31, 2008, the results of their operations and the changes in their net assets for the respective stated periods then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
February 18, 2009

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                 ALLIANCEBERNSTEIN VPS     ALLIANCEBERNSTEIN VPS
                                    BALANCED WEALTH            INTERNATIONAL
                                   STRATEGY PORTFOLIO         VALUE PORTFOLIO
                                    SUB-ACCOUNT (A)           SUB-ACCOUNT (A)
----------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                        1,400,432                 1,389,546
                                     ==============            ==============
  Cost                                  $13,905,798               $21,042,930
                                     ==============            ==============
  Market Value                          $12,085,724               $15,187,733
 Due from Hartford Life and
  Annuity Insurance Company                   1,201                    27,379
 Receivable from fund shares
  sold                                           --                        --
 Other assets                                    --                        --
                                     --------------            --------------
 Total Assets                            12,086,925                15,215,112
                                     --------------            --------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                      --                        --
 Payable for fund shares
  purchased                                   1,201                    27,379
 Other liabilities                                1                         6
                                     --------------            --------------
 Total Liabilities                            1,202                    27,385
                                     --------------            --------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                           $12,085,723               $15,187,727
                                     ==============            ==============

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                ALLIANCEBERNSTEIN VPS                               ALLIANCEBERNSTEIN VPS       AIM V.I.
                                    SMALL/MID CAP         ALLIANCEBERNSTEIN VPS         INTERNATIONAL            BASIC
                                   VALUE PORTFOLIO           VALUE PORTFOLIO           GROWTH PORTFOLIO        VALUE FUND
                                   SUB-ACCOUNT (A)           SUB-ACCOUNT (A)           SUB-ACCOUNT (A)        SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                        566,299                   81,457                    468,773            21,964,122
                                     ============               ==========               ============        ==============
  Cost                                 $7,070,092                 $762,979                 $8,234,662          $171,194,951
                                     ============               ==========               ============        ==============
  Market Value                         $5,589,367                 $618,257                 $5,817,478           $90,052,900
 Due from Hartford Life and
  Annuity Insurance Company                28,498                    1,203                         --                86,727
 Receivable from fund shares
  sold                                         --                       --                     16,668                    --
 Other assets                                  --                       --                         --                    --
                                     ------------               ----------               ------------        --------------
 Total Assets                           5,617,865                  619,460                  5,834,146            90,139,627
                                     ------------               ----------               ------------        --------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                    --                       --                     16,668                    --
 Payable for fund shares
  purchased                                28,498                    1,203                         --                86,727
 Other liabilities                              6                        1                          2                    41
                                     ------------               ----------               ------------        --------------
 Total Liabilities                         28,504                    1,204                     16,670                86,768
                                     ------------               ----------               ------------        --------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                 $5,589,361                 $618,256                 $5,817,476           $90,052,859
                                     ============               ==========               ============        ==============

                                      AIM V.I.             AIM V.I.         AIM V.I.
                                       CAPITAL               CORE          GOVERNMENT
                                  APPRECIATION FUND      EQUITY FUND    SECURITIES FUND
                                     SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                      2,957,694            9,936,475        84,576,742
                                    =============       ==============  ================
  Cost                                $63,688,687         $247,424,646    $1,036,946,900
                                    =============       ==============  ================
  Market Value                        $49,941,564         $196,232,547    $1,103,726,476
 Due from Hartford Life and
  Annuity Insurance Company                74,068                   --                --
 Receivable from fund shares
  sold                                         --               67,406           279,387
 Other assets                                  --                   --                --
                                    -------------       --------------  ----------------
 Total Assets                          50,015,632          196,299,953     1,104,005,863
                                    -------------       --------------  ----------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                    --               67,436           279,387
 Payable for fund shares
  purchased                                74,068                   --                --
 Other liabilities                             21                   10                 1
                                    -------------       --------------  ----------------
 Total Liabilities                         74,089               67,446           279,388
                                    -------------       --------------  ----------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $49,941,543         $196,232,507    $1,103,726,475
                                    =============       ==============  ================

(a)  From inception May 1, 2008 to December 31, 2008.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                   AIM V.I.        AIM V.I.
                                INTERNATIONAL    MID CAP CORE
                                 GROWTH FUND     EQUITY FUND
                                 SUB-ACCOUNT     SUB-ACCOUNT
--------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                   7,900,301      27,091,345
                                ==============  ==============
  Cost                            $209,720,598    $299,974,852
                                ==============  ==============
  Market Value                    $153,766,488    $232,714,650
 Due from Hartford Life and
  Annuity Insurance Company                 --         187,941
 Receivable from fund shares
  sold                                  45,891              --
 Other assets                               --              20
                                --------------  --------------
 Total Assets                      153,812,379     232,902,611
                                --------------  --------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company             45,891              --
 Payable for fund shares
  purchased                                 --         187,941
 Other liabilities                          10              --
                                --------------  --------------
 Total Liabilities                      45,901         187,941
                                --------------  --------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                     $153,766,478    $232,714,670
                                ==============  ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  AIM V.I.       AIM V.I.            AIM V.I.               AIM V.I.
                                 SMALL CAP       LARGE CAP           CAPITAL            POWERSHARES ETF
                                EQUITY FUND     GROWTH FUND      DEVELOPMENT FUND       ALLOCATION FUND
                                SUB-ACCOUNT     SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT (B)
----------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                  9,838,489      2,980,350            203,678                23,071
                               ==============  =============       ============            ==========
  Cost                           $141,215,630    $36,811,701         $2,512,040              $242,869
                               ==============  =============       ============            ==========
  Market Value                   $104,456,913    $29,147,819         $1,603,165              $255,166
 Due from Hartford Life and
  Annuity Insurance Company           332,260          1,756                 --                10,560
 Receivable from fund shares
  sold                                     --             --                 78                    --
 Other assets                              --             --                 --                    --
                               --------------  -------------       ------------            ----------
 Total Assets                     104,789,173     29,149,575          1,603,243               265,726
                               --------------  -------------       ------------            ----------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                --             --                 78                    --
 Payable for fund shares
  purchased                           332,260          1,833                 --                10,560
 Other liabilities                         11              3                 --                    --
                               --------------  -------------       ------------            ----------
 Total Liabilities                    332,271          1,836                 78                10,560
                               --------------  -------------       ------------            ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities           $104,456,902    $29,147,739         $1,603,165              $255,166
                               ==============  =============       ============            ==========

                                                              AMERICAN FUNDS
                                    AMERICAN FUNDS                GLOBAL            AMERICAN FUNDS
                                        GLOBAL                  GROWTH AND              ASSET
                                      BOND FUND                INCOME FUND         ALLOCATION FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                      25,366,507                64,806,909            101,624,441
                                    ==============            ==============       ================
  Cost                                $277,755,121              $707,387,044         $1,494,992,445
                                    ==============            ==============       ================
  Market Value                        $270,406,963              $432,262,083         $1,227,623,240
 Due from Hartford Life and
  Annuity Insurance Company                 49,136                   119,540                     --
 Receivable from fund shares
  sold                                          --                        --                370,405
 Other assets                                    7                        --                     --
                                    --------------            --------------       ----------------
 Total Assets                          270,456,106               432,381,623          1,227,993,645
                                    --------------            --------------       ----------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                     --                        --                370,405
 Payable for fund shares
  purchased                                 49,136                   119,540                     --
 Other liabilities                              --                         7                     38
                                    --------------            --------------       ----------------
 Total Liabilities                          49,136                   119,547                370,443
                                    --------------            --------------       ----------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $270,406,970              $432,262,076         $1,227,623,202
                                    ==============            ==============       ================

(b) From inception November 10, 2008 to December 31, 2008.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                     AMERICAN FUNDS
                                       BLUE CHIP
                                       INCOME AND          AMERICAN FUNDS
                                      GROWTH FUND            BOND FUND
                                      SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                      109,706,806            112,308,353
                                     ==============       ================
  Cost                                 $982,511,119         $1,209,887,355
                                     ==============       ================
  Market Value                         $726,259,053         $1,052,329,267
 Due from Hartford Life and
  Annuity Insurance Company                      --                     --
 Receivable from fund shares
  sold                                       94,077                614,722
 Other assets                                     9                     --
                                     --------------       ----------------
 Total Assets                           726,353,139          1,052,943,989
                                     --------------       ----------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                  94,077                614,722
 Payable for fund shares
  purchased                                      --                     --
 Other liabilities                               --                      7
                                     --------------       ----------------
 Total Liabilities                           94,077                614,729
                                     --------------       ----------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $726,259,062         $1,052,329,260
                                     ==============       ================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  AMERICAN FUNDS
                                      GLOBAL          AMERICAN FUNDS      AMERICAN FUNDS         AMERICAN FUNDS
                                    GROWTH FUND        GROWTH FUND      GROWTH-INCOME FUND     INTERNATIONAL FUND
                                    SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                    32,501,146          68,438,317         103,588,531             58,480,208
                                   =============      ==============      ==============          =============
  Cost                              $562,060,996      $3,487,209,565      $3,523,802,126           $986,820,149
                                   =============      ==============      ==============          =============
  Market Value                      $451,115,906      $2,276,942,798      $2,497,519,490           $712,873,735
 Due from Hartford Life and
  Annuity Insurance Company                   --                  --                  --                 97,930
 Receivable from fund shares
  sold                                   386,130             741,213           1,372,108                     --
 Other assets                                 --                  --                  --                     --
                                   -------------      --------------      --------------          -------------
 Total Assets                        451,502,036       2,277,684,011       2,498,891,598            712,971,665
                                   -------------      --------------      --------------          -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company              386,130             741,213           1,372,107                     --
 Payable for fund shares
  purchased                                   --                  --                  --                 97,930
 Other liabilities                             1                  32                  60                     15
                                   -------------      --------------      --------------          -------------
 Total Liabilities                       386,131             741,245           1,372,167                 97,945
                                   -------------      --------------      --------------          -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities              $451,115,905      $2,276,942,766      $2,497,519,431           $712,873,720
                                   =============      ==============      ==============          =============

                                                         AMERICAN FUNDS         FIDELITY VIP
                                  AMERICAN FUNDS          GLOBAL SMALL             GROWTH
                                  NEW WORLD FUND       CAPITALIZATION FUND        PORTFOLIO
                                    SUB-ACCOUNT            SUB-ACCOUNT         SUB-ACCOUNT (A)
-----------------------------  -----------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                    21,435,861             22,371,484              101,175
                                   =============          =============          ===========
  Cost                              $343,966,070           $391,021,946           $3,168,851
                                   =============          =============          ===========
  Market Value                      $288,741,038           $246,757,464           $2,358,389
 Due from Hartford Life and
  Annuity Insurance Company                   --                 43,190                6,551
 Receivable from fund shares
  sold                                   119,530                     --                   --
 Other assets                                 --                     --                   --
                                   -------------          -------------          -----------
 Total Assets                        288,860,568            246,800,654            2,364,940
                                   -------------          -------------          -----------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company              119,530                     --                   --
 Payable for fund shares
  purchased                                   --                 43,190                6,551
 Other liabilities                             1                      6                    1
                                   -------------          -------------          -----------
 Total Liabilities                       119,531                 43,196                6,552
                                   -------------          -------------          -----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities              $288,741,037           $246,757,458           $2,358,388
                                   =============          =============          ===========

(a)  From inception May 1, 2008 to December 31, 2008.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                     FIDELITY VIP             FIDELITY VIP
                                      CONTRAFUND                 MID CAP
                                       PORTFOLIO                PORTFOLIO
                                    SUB-ACCOUNT (A)          SUB-ACCOUNT (A)
--------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                       2,799,125                1,483,509
                                     =============            =============
  Cost                                 $54,786,080              $33,888,379
                                     =============            =============
  Market Value                         $42,378,756              $26,881,189
 Due from Hartford Life and
  Annuity Insurance Company                115,008                  123,198
 Receivable from fund shares
  sold                                          --                       --
 Other assets                                   --                       --
                                     -------------            -------------
 Total Assets                           42,493,764               27,004,387
                                     -------------            -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                     --                       --
 Payable for fund shares
  purchased                                115,008                  123,198
 Other liabilities                              11                        9
                                     -------------            -------------
 Total Liabilities                         115,019                  123,207
                                     -------------            -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $42,378,745              $26,881,180
                                     =============            =============

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                            FIDELITY VIP               FRANKLIN
                                    FIDELITY VIP          DYNAMIC CAPITAL               RISING               FRANKLIN
                                  VALUE STRATEGIES          APPRECIATION              DIVIDENDS               INCOME
                                     PORTFOLIO               PORTFOLIO             SECURITIES FUND       SECURITIES FUND
                                  SUB-ACCOUNT (A)         SUB-ACCOUNT (A)            SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                       452,694                 176,161                48,601,370            154,362,168
                                    ============            ============            ==============       ================
  Cost                                $3,148,998              $1,310,928              $869,834,135         $2,363,512,179
                                    ============            ============            ==============       ================
  Market Value                        $2,245,364                $916,035              $666,810,788         $1,752,120,055
 Due from Hartford Life and
  Annuity Insurance Company               24,190                      --                        --                     --
 Receivable from fund shares
  sold                                        --                      45                   301,554                644,483
 Other assets                                 --                      --                        --                     --
                                    ------------            ------------            --------------       ----------------
 Total Assets                          2,269,554                 916,080               667,112,342          1,752,764,538
                                    ------------            ------------            --------------       ----------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                   --                      45                   301,554                644,483
 Payable for fund shares
  purchased                               24,190                      --                        --                     --
 Other liabilities                             1                       1                        38                     10
                                    ------------            ------------            --------------       ----------------
 Total Liabilities                        24,191                      46                   301,592                644,493
                                    ------------            ------------            --------------       ----------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $2,245,363                $916,034              $666,810,750         $1,752,120,045
                                    ============            ============            ==============       ================

                                       FRANKLIN                 FRANKLIN                  FRANKLIN
                                      LARGE CAP                  GLOBAL                SMALL-MID CAP
                                        GROWTH                 REAL ESTATE                 GROWTH
                                   SECURITIES FUND           SECURITIES FUND          SECURITIES FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                      11,996,652                  893,103                17,784,764
                                    ==============            =============            ==============
  Cost                                $171,773,395              $15,358,132              $319,101,254
                                    ==============            =============            ==============
  Market Value                        $125,964,843               $9,475,828              $209,034,641
 Due from Hartford Life and
  Annuity Insurance Company                     --                       --                        --
 Receivable from fund shares
  sold                                      27,570                    3,483                   113,715
 Other assets                                   --                        2                        --
                                    --------------            -------------            --------------
 Total Assets                          125,992,413                9,479,313               209,148,356
                                    --------------            -------------            --------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                 27,570                    3,483                   113,715
 Payable for fund shares
  purchased                                     --                       --                        --
 Other liabilities                               3                       --                        18
                                    --------------            -------------            --------------
 Total Liabilities                          27,573                    3,483                   113,733
                                    --------------            -------------            --------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $125,964,840               $9,475,830              $209,034,623
                                    ==============            =============            ==============

(a)  From inception May 1, 2008 to December 31, 2008.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                        FRANKLIN                  FRANKLIN
                                       SMALL CAP                  STRATEGIC
                                         VALUE                     INCOME
                                    SECURITIES FUND            SECURITIES FUND
                                      SUB-ACCOUNT                SUB-ACCOUNT
-----------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                        4,964,521                 61,679,989
                                     ==============            ===============
  Cost                                  $71,622,451               $733,944,614
                                     ==============            ===============
  Market Value                          $52,560,886               $652,335,748
 Due from Hartford Life and
  Annuity Insurance Company                  65,466                         --
 Receivable from fund shares
  sold                                           --                    270,487
 Other assets                                    --                          1
                                     --------------            ---------------
 Total Assets                            52,626,352                652,606,236
                                     --------------            ---------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                      --                    270,487
 Payable for fund shares
  purchased                                  65,466                         --
 Other liabilities                               24                         --
                                     --------------            ---------------
 Total Liabilities                           65,490                    270,487
                                     --------------            ---------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                           $52,560,862               $652,335,749
                                     ==============            ===============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                        TEMPLETON
                                                        DEVELOPING                TEMPLETON                 TEMPLETON
                                MUTUAL SHARES            MARKETS                   FOREIGN                GLOBAL ASSET
                               SECURITIES FUND       SECURITIES FUND           SECURITIES FUND           ALLOCATION FUND
                                 SUB-ACCOUNT           SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                   93,764,922           18,433,093                36,364,428                1,019,537
                               ================       ==============            ==============            =============
  Cost                           $1,509,901,310         $172,830,300              $500,994,297              $17,216,660
                               ================       ==============            ==============            =============
  Market Value                   $1,104,945,561         $112,605,414              $391,326,686               $8,635,486
 Due from Hartford Life and
  Annuity Insurance Company              17,133                   --                        --                       --
 Receivable from fund shares
  sold                                       --               77,612                   178,881                   33,771
 Other assets                                --                   --                         2                       --
                               ----------------       --------------            --------------            -------------
 Total Assets                     1,104,962,694          112,683,026               391,505,569                8,669,257
                               ----------------       --------------            --------------            -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                  --               77,612                   178,881                   33,771
 Payable for fund shares
  purchased                              17,133                   --                        --                       --
 Other liabilities                           39                   10                        --                       --
                               ----------------       --------------            --------------            -------------
 Total Liabilities                       17,172               77,622                   178,881                   33,771
                               ----------------       --------------            --------------            -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities           $1,104,945,522         $112,605,404              $391,326,688               $8,635,486
                               ================       ==============            ==============            =============

                                                                                          FRANKLIN
                                      TEMPLETON                                           FLEX CAP
                                        GROWTH               MUTUAL DISCOVERY              GROWTH
                                   SECURITIES FUND           SECURITIES FUND           SECURITIES FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                      68,026,750                32,190,204                4,917,104
                                    ==============            ==============            =============
  Cost                                $860,850,134              $607,796,063              $54,228,508
                                    ==============            ==============            =============
  Market Value                        $558,083,968              $510,476,539              $40,416,659
 Due from Hartford Life and
  Annuity Insurance Company                 67,600                   177,232                       --
 Receivable from fund shares
  sold                                          --                        --                   13,802
 Other assets                                    3                        --                       --
                                    --------------            --------------            -------------
 Total Assets                          558,151,571               510,653,771               40,430,461
                                    --------------            --------------            -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                     --                        --                   13,802
 Payable for fund shares
  purchased                                 67,600                   177,232                       --
 Other liabilities                              --                         6                        6
                                    --------------            --------------            -------------
 Total Liabilities                          67,600                   177,238                   13,808
                                    --------------            --------------            -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $558,083,971              $510,476,533              $40,416,653
                                    ==============            ==============            =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                       FRANKLIN
                                       LARGE CAP                TEMPLETON
                                         VALUE                GLOBAL INCOME
                                    SECURITIES FUND          SECURITIES FUND
                                      SUB-ACCOUNT            SUB-ACCOUNT (A)
--------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                       2,713,747                2,244,906
                                     =============            =============
  Cost                                 $29,994,409              $37,653,815
                                     =============            =============
  Market Value                         $20,461,655              $38,964,929
 Due from Hartford Life and
  Annuity Insurance Company                 13,128                   87,786
 Receivable from fund shares
  sold                                          --                       --
 Other assets                                   --                       --
                                     -------------            -------------
 Total Assets                           20,474,783               39,052,715
                                     -------------            -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                     --                       --
 Payable for fund shares
  purchased                                 13,128                   87,786
 Other liabilities                               3                        1
                                     -------------            -------------
 Total Liabilities                          13,131                   87,787
                                     -------------            -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $20,461,652              $38,964,928
                                     =============            =============

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                          HARTFORD                HARTFORD                 HARTFORD
                                   HARTFORD               LARGECAP                 TOTAL                   CAPITAL
                                   ADVISERS                GROWTH               RETURN BOND              APPRECIATION
                                   HLS FUND               HLS FUND                HLS FUND                 HLS FUND
                               SUB-ACCOUNT (A)        SUB-ACCOUNT (A)         SUB-ACCOUNT (A)          SUB-ACCOUNT (A)
--------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                    258,962                63,333                23,405,029              10,049,240
                                 ============            ==========            ==============            ============
  Cost                             $4,266,171              $821,703              $244,352,131            $332,293,491
                                 ============            ==========            ==============            ============
  Market Value                     $3,545,130              $625,918              $223,357,958            $254,647,731
 Due from Hartford Life
  and Annuity Insurance
  Company                               5,465                    --                   710,135                 921,165
 Receivable from fund
  shares sold                              --                    29                        --                      --
 Other assets                              --                    --                        --                      --
                                 ------------            ----------            --------------            ------------
 Total Assets                       3,550,595               625,947               224,068,093             255,568,896
                                 ------------            ----------            --------------            ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance
  Company                                  --                    29                        --                      --
 Payable for fund shares
  purchased                             5,465                    --                   710,135                 921,165
 Other liabilities                         --                    --                         2                     107
                                 ------------            ----------            --------------            ------------
 Total Liabilities                      5,465                    29                   710,137                 921,272
                                 ------------            ----------            --------------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities             $3,545,130              $625,918              $223,357,956            $254,647,624
                                 ============            ==========            ==============            ============

                                    HARTFORD                 HARTFORD
                                    DIVIDEND               FUNDAMENTAL              HARTFORD
                                   AND GROWTH                 GROWTH             GLOBAL EQUITY
                                    HLS FUND                 HLS FUND               HLS FUND
                                SUB-ACCOUNT (A)          SUB-ACCOUNT (A)        SUB-ACCOUNT (A)
--------------------------  ----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                   10,992,829                 151,028                30,908
                                 ==============            ============            ==========
  Cost                             $184,892,052              $1,251,085              $239,949
                                 ==============            ============            ==========
  Market Value                     $157,942,620                $894,080              $190,268
 Due from Hartford Life
  and Annuity Insurance
  Company                               478,972                      --                    --
 Receivable from fund
  shares sold                                --                      42                     8
 Other assets                                --                      --                    --
                                 --------------            ------------            ----------
 Total Assets                       158,421,592                 894,122               190,276
                                 --------------            ------------            ----------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance
  Company                                    --                      42                     8
 Payable for fund shares
  purchased                             478,972                      --                    --
 Other liabilities                           81                      --                    --
                                 --------------            ------------            ----------
 Total Liabilities                      479,053                      42                     8
                                 --------------            ------------            ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities             $157,942,539                $894,080              $190,268
                                 ==============            ============            ==========

(a)  From inception May 1, 2008 to December 31, 2008.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                             HARTFORD
                                      HARTFORD              DISCIPLINED
                                   GLOBAL GROWTH              EQUITY
                                      HLS FUND               HLS FUND
                                  SUB-ACCOUNT (A)         SUB-ACCOUNT (A)
-----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                       66,484                3,216,953
                                     ==========            =============
  Cost                                 $965,893              $32,927,269
                                     ==========            =============
  Market Value                         $676,394              $27,201,095
 Due from Hartford Life and
  Annuity Insurance Company                  --                   66,170
 Receivable from fund shares
  sold                                       31                       --
 Other assets                                --                       --
                                     ----------            -------------
 Total Assets                           676,425               27,267,265
                                     ----------            -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                  31                       --
 Payable for fund shares
  purchased                                  --                   66,170
 Other liabilities                           --                       13
                                     ----------            -------------
 Total Liabilities                           31                   66,183
                                     ----------            -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $676,394              $27,201,082
                                     ==========            =============

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                           HARTFORD                                         HARTFORD
                                   HARTFORD                 GROWTH                  HARTFORD             INTERNATIONAL
                                    GROWTH               OPPORTUNITIES             HIGH YIELD                GROWTH
                                   HLS FUND                HLS FUND                 HLS FUND                HLS FUND
                               SUB-ACCOUNT (A)          SUB-ACCOUNT (A)         SUB-ACCOUNT (A)         SUB-ACCOUNT (A)
---------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                    453,278                2,836,081                 587,272                 339,183
                                 ============            =============            ============            ============
  Cost                             $3,877,086              $62,303,094              $4,208,886              $3,037,424
                                 ============            =============            ============            ============
  Market Value                     $3,414,562              $48,366,480              $3,365,795              $1,985,829
 Due from Hartford Life
  and Annuity Insurance
  Company                               4,426                   70,762                   7,295                      --
 Receivable from fund
  shares sold                              --                       --                      --                      90
 Other assets                              --                       --                      --                      --
                                 ------------            -------------            ------------            ------------
 Total Assets                       3,418,988               48,437,242               3,373,090               1,985,919
                                 ------------            -------------            ------------            ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance
  Company                                  --                       --                      --                      90
 Payable for fund shares
  purchased                             4,426                   70,762                   7,295                      --
 Other liabilities                          2                       17                      --                      --
                                 ------------            -------------            ------------            ------------
 Total Liabilities                      4,428                   70,779                   7,295                      90
                                 ------------            -------------            ------------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities             $3,414,560              $48,366,463              $3,365,795              $1,985,829
                                 ============            =============            ============            ============

                                   HARTFORD                 HARTFORD
                                 INTERNATIONAL               MIDCAP              HARTFORD
                                 OPPORTUNITIES               GROWTH            MONEY MARKET
                                   HLS FUND                 HLS FUND             HLS FUND
                                SUB-ACCOUNT (A)         SUB-ACCOUNT (A)        SUB-ACCOUNT
--------------------------  -----------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                   1,432,956                 439,801          1,646,344,812
                                 =============            ============       ================
  Cost                             $15,650,620              $2,987,978         $1,646,344,812
                                 =============            ============       ================
  Market Value                     $12,038,931              $2,349,056         $1,646,344,812
 Due from Hartford Life
  and Annuity Insurance
  Company                               14,639                      --                     --
 Receivable from fund
  shares sold                               --                  37,602                892,194
 Other assets                               --                      --                     --
                                 -------------            ------------       ----------------
 Total Assets                       12,053,570               2,386,658          1,647,237,006
                                 -------------            ------------       ----------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance
  Company                                   --                  37,602                892,194
 Payable for fund shares
  purchased                             14,639                      --                     --
 Other liabilities                           2                       2                     63
                                 -------------            ------------       ----------------
 Total Liabilities                      14,641                  37,604                892,257
                                 -------------            ------------       ----------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities             $12,038,929              $2,349,054         $1,646,344,749
                                 =============            ============       ================

(a)  From inception May 1, 2008 to December 31, 2008.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                       HARTFORD                HARTFORD
                                    SMALL COMPANY          SMALLCAP GROWTH
                                       HLS FUND                HLS FUND
                                   SUB-ACCOUNT (A)         SUB-ACCOUNT (A)
------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                        545,408                 127,876
                                     ============            ============
  Cost                                 $7,801,605              $1,774,718
                                     ============            ============
  Market Value                         $6,003,324              $1,479,209
 Due from Hartford Life and
  Annuity Insurance Company                    --                     218
 Receivable from fund shares
  sold                                      5,617                      --
 Other assets                                  --                      --
                                     ------------            ------------
 Total Assets                           6,008,941               1,479,427
                                     ------------            ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                 5,617                      --
 Payable for fund shares
  purchased                                    --                     218
 Other liabilities                              2                      --
                                     ------------            ------------
 Total Liabilities                          5,619                     218
                                     ------------            ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $6,003,322              $1,479,209
                                     ============            ============

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FI-NANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                              HARTFORD                                         HARTFORD
                                      HARTFORD             U.S. GOVERNMENT             HARTFORD                 VALUE
                                       STOCK                 SECURITIES                 VALUE               OPPORTUNITIES
                                      HLS FUND                HLS FUND                 HLS FUND                HLS FUND
                                  SUB-ACCOUNT (A)          SUB-ACCOUNT (A)         SUB-ACCOUNT (A)         SUB-ACCOUNT (A)
------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                        30,213                2,765,250                 443,928                 188,058
                                    ============            =============            ============            ============
  Cost                                $1,056,206              $29,319,211              $4,271,193              $2,032,907
                                    ============            =============            ============            ============
  Market Value                          $781,427              $28,182,182              $3,451,143              $1,650,051
 Due from Hartford Life and
  Annuity Insurance Company               17,061                   56,205                     920                  15,010
 Receivable from fund shares
  sold                                        --                       --                      --                      --
 Other assets                                 --                        1                      --                      --
                                    ------------            -------------            ------------            ------------
 Total Assets                            798,488               28,238,388               3,452,063               1,665,061
                                    ------------            -------------            ------------            ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                   --                       --                      --                      --
 Payable for fund shares
  purchased                               17,061                   56,205                     920                  15,010
 Other liabilities                            --                       --                       2                      --
                                    ------------            -------------            ------------            ------------
 Total Liabilities                        17,061                   56,205                     922                  15,010
                                    ------------            -------------            ------------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                  $781,427              $28,182,183              $3,451,141              $1,650,051
                                    ============            =============            ============            ============

                                      HARTFORD                                      AMERICAN FUNDS
                                       EQUITY              AMERICAN FUNDS          BLUE CHIP INCOME
                                       INCOME             ASSET ALLOCATION            AND GROWTH
                                      HLS FUND                HLS FUND                 HLS FUND
                                  SUB-ACCOUNT (A)          SUB-ACCOUNT (A)          SUB-ACCOUNT (A)
-----------------------------  ------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                       201,714                2,937,965                1,584,580
                                    ============            =============            =============
  Cost                                $2,076,829              $25,290,629              $12,673,439
                                    ============            =============            =============
  Market Value                        $1,854,866              $21,482,560              $10,673,809
 Due from Hartford Life and
  Annuity Insurance Company                2,062                   29,933                       --
 Receivable from fund shares
  sold                                        --                       --                    3,883
 Other assets                                 --                       --                       --
                                    ------------            -------------            -------------
 Total Assets                          1,856,928               21,512,493               10,677,692
                                    ------------            -------------            -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                   --                       --                    3,883
 Payable for fund shares
  purchased                                2,062                   29,933                       --
 Other liabilities                             1                        2                        2
                                    ------------            -------------            -------------
 Total Liabilities                         2,063                   29,935                    3,885
                                    ------------            -------------            -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $1,854,865              $21,482,558              $10,673,807
                                    ============            =============            =============

(a)  From inception May 1, 2008 to December 31, 2008.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                    AMERICAN FUNDS           AMERICAN FUNDS
                                         BOND                  GLOBAL BOND
                                       HLS FUND                 HLS FUND
                                    SUB-ACCOUNT (A)          SUB-ACCOUNT (A)
--------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                       5,968,050                1,986,494
                                     =============            =============
  Cost                                 $55,897,554              $19,115,871
                                     =============            =============
  Market Value                         $53,586,883              $19,565,568
 Due from Hartford Life and
  Annuity Insurance Company                114,681                   23,931
 Receivable from fund shares
  sold                                          --                       --
 Other assets                                    1                        1
                                     -------------            -------------
 Total Assets                           53,701,565               19,589,500
                                     -------------            -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                     --                       --
 Payable for fund shares
  purchased                                114,681                   23,931
 Other liabilities                              --                       --
                                     -------------            -------------
 Total Liabilities                         114,681                   23,931
                                     -------------            -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $53,586,884              $19,565,569
                                     =============            =============

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   AMERICAN FUNDS                                    AMERICAN FUNDS
                                    GLOBAL GROWTH           AMERICAN FUNDS            GLOBAL SMALL             AMERICAN FUNDS
                                     AND INCOME              GLOBAL GROWTH           CAPITALIZATION                GROWTH
                                      HLS FUND                 HLS FUND                 HLS FUND                  HLS FUND
                                   SUB-ACCOUNT (A)          SUB-ACCOUNT (A)          SUB-ACCOUNT (A)          SUB-ACCOUNT (A)
----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                      6,127,048                2,126,273                3,330,962                17,728,345
                                    =============            =============            =============            ==============
  Cost                                $47,163,623              $17,862,124              $23,578,360              $137,089,061
                                    =============            =============            =============            ==============
  Market Value                        $37,113,008              $13,617,815              $16,975,679              $102,913,079
 Due from Hartford Life and
  Annuity Insurance Company                81,103                   27,060                   31,118                   272,185
 Receivable from fund shares
  sold                                         --                       --                       --                        --
 Other assets                                  --                       --                       --                        --
                                    -------------            -------------            -------------            --------------
 Total Assets                          37,194,111               13,644,875               17,006,797               103,185,264
                                    -------------            -------------            -------------            --------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                    --                       --                       --                        --
 Payable for fund shares
  purchased                                81,103                   27,060                   31,118                   272,185
 Other liabilities                              4                        2                        2                        24
                                    -------------            -------------            -------------            --------------
 Total Liabilities                         81,107                   27,062                   31,120                   272,209
                                    -------------            -------------            -------------            --------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $37,113,004              $13,617,813              $16,975,677              $102,913,055
                                    =============            =============            =============            ==============


                                   AMERICAN FUNDS           AMERICAN FUNDS           AMERICAN FUNDS
                                    GROWTH-INCOME            INTERNATIONAL              NEW WORLD
                                      HLS FUND                 HLS FUND                 HLS FUND
                                   SUB-ACCOUNT (A)          SUB-ACCOUNT (A)          SUB-ACCOUNT (A)
-----------------------------  -------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                      9,499,360               10,911,485                3,408,573
                                    =============            =============            =============
  Cost                                $76,234,220              $82,326,561              $26,774,024
                                    =============            =============            =============
  Market Value                        $60,687,023              $66,450,288              $20,462,896
 Due from Hartford Life and
  Annuity Insurance Company               163,334                   59,408                   30,109
 Receivable from fund shares
  sold                                         --                       --                       --
 Other assets                                  --                       --                       --
                                    -------------            -------------            -------------
 Total Assets                          60,850,357               66,509,696               20,493,005
                                    -------------            -------------            -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                    --                       --                       --
 Payable for fund shares
  purchased                               163,334                   59,408                   30,109
 Other liabilities                             15                       12                        2
                                    -------------            -------------            -------------
 Total Liabilities                        163,349                   59,420                   30,111
                                    -------------            -------------            -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $60,687,008              $66,450,276              $20,462,894
                                    =============            =============            =============

(a)  From inception May 1, 2008 to December 31, 2008.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                     LORD ABBETT              LORD ABBETT
                                   AMERICA'S VALUE          BOND-DEBENTURE
                                      PORTFOLIO                PORTFOLIO
                                   SUB-ACCOUNT (A)          SUB-ACCOUNT (A)
-------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                        345,583                2,895,265
                                     ============            =============
  Cost                                 $3,974,775              $30,369,723
                                     ============            =============
  Market Value                         $3,466,201              $25,825,763
 Due from Hartford Life and
  Annuity Insurance Company                 4,082                   22,660
 Receivable from fund shares
  sold                                         --                       --
 Other assets                                  --                       --
                                     ------------            -------------
 Total Assets                           3,470,283               25,848,423
                                     ------------            -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                    --                       --
 Payable for fund shares
  purchased                                 4,082                   22,660
 Other liabilities                             --                       --
                                     ------------            -------------
 Total Liabilities                          4,082                   22,660
                                     ------------            -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $3,466,201              $25,825,763
                                     ============            =============

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    LORD ABBETT
                                      GROWTH &
                                       INCOME            MFS CORE           MFS GROWTH          MFS GLOBAL
                                     PORTFOLIO         EQUITY SERIES          SERIES           EQUITY SERIES
                                  SUB-ACCOUNT (A)       SUB-ACCOUNT       SUB-ACCOUNT (C)       SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                       409,188           1,955,047           2,663,401           2,281,196
                                    ============       =============       =============       =============
  Cost                                $8,665,256         $34,896,482         $61,148,168         $27,052,399
                                    ============       =============       =============       =============
  Market Value                        $7,066,669         $20,293,396         $41,586,870         $21,351,994
 Due from Hartford Life and
  Annuity Insurance Company               55,260                  --           2,324,996                 593
 Receivable from fund shares
  sold                                        --              27,609                  --                  --
 Other assets                                 --                  --                  --                   1
                                    ------------       -------------       -------------       -------------
 Total Assets                          7,121,929          20,321,005          43,911,866          21,352,588
                                    ------------       -------------       -------------       -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                   --              27,609                  --                  --
 Payable for fund shares
  purchased                               55,260                  --           2,324,996                 593
 Other liabilities                             3                   1                  --                  --
                                    ------------       -------------       -------------       -------------
 Total Liabilities                        55,263              27,610           2,324,996                 593
                                    ------------       -------------       -------------       -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $7,066,666         $20,293,395         $41,586,870         $21,351,995
                                    ============       =============       =============       =============


                                                    MFS INVESTORS
                                  MFS HIGH             GROWTH           MFS INVESTORS
                               INCOME SERIES        STOCK SERIES         TRUST SERIES
                                SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  -------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                 20,861,624           6,784,317           22,256,837
                               ==============       =============       ==============
  Cost                           $189,426,232         $71,227,246         $411,243,227
                               ==============       =============       ==============
  Market Value                   $129,967,919         $48,168,654         $325,835,741
 Due from Hartford Life and
  Annuity Insurance Company                --                  --                   --
 Receivable from fund shares
  sold                                176,536              15,486               89,993
 Other assets                              --                  --                   --
                               --------------       -------------       --------------
 Total Assets                     130,144,455          48,184,140          325,925,734
                               --------------       -------------       --------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company           176,536              15,486               89,993
 Payable for fund shares
  purchased                                --                  --                   --
 Other liabilities                          3                   2                   15
                               --------------       -------------       --------------
 Total Liabilities                    176,539              15,488               90,008
                               --------------       -------------       --------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities           $129,967,916         $48,168,652         $325,835,726
                               ==============       =============       ==============

(a)  From inception May 1, 2008 to December 31, 2008.

(c)  Formerly MFS Emerging Growth Series. Change effective May 1, 2008.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                 MFS MID CAP            MFS NEW
                                GROWTH SERIES       DISCOVERY SERIES
                                 SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                  16,869,179           21,148,916
                                ==============       ==============
  Cost                            $111,665,100         $306,406,510
                                ==============       ==============
  Market Value                     $55,162,214         $174,055,579
 Due from Hartford Life and
  Annuity Insurance Company                 --                   --
 Receivable from fund shares
  sold                                  15,497               37,791
 Other assets                                5                   --
                                --------------       --------------
 Total Assets                       55,177,716          174,093,370
                                --------------       --------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company             15,497               37,791
 Payable for fund shares
  purchased                                 --                   --
 Other liabilities                          --                    3
                                --------------       --------------
 Total Liabilities                      15,497               37,794
                                --------------       --------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                      $55,162,219         $174,055,576
                                ==============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  MFS TOTAL        MFS VALUE      MFS RESEARCH        MFS RESEARCH
                                RETURN SERIES        SERIES       BOND SERIES     INTERNATIONAL SERIES
                                 SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                   67,242,206      25,112,462      11,533,828           5,605,418
                               ================  ==============  ==============       =============
  Cost                           $1,309,235,137    $322,710,332    $131,627,733         $79,760,088
                               ================  ==============  ==============       =============
  Market Value                   $1,036,620,865    $244,740,722    $126,850,762         $49,832,170
 Due from Hartford Life and
  Annuity Insurance Company                  --              --              --               2,093
 Receivable from fund shares
  sold                                  647,921       1,614,044          35,570                  --
 Other assets                                --              --              --                  --
                               ----------------  --------------  --------------       -------------
 Total Assets                     1,037,268,786     246,354,766     126,886,332          49,834,263
                               ----------------  --------------  --------------       -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company             647,921       1,614,044          35,570                  --
 Payable for fund shares
  purchased                                  --              --              --               2,093
 Other liabilities                           28              57               1                   2
                               ----------------  --------------  --------------       -------------
 Total Liabilities                      647,949       1,614,101          35,571               2,095
                               ----------------  --------------  --------------       -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities           $1,036,620,837    $244,740,665    $126,850,761         $49,832,168
                               ================  ==============  ==============       =============

                                                             BLACKROCK              BLACKROCK
                                    MFS RESEARCH               GLOBAL               LARGE CAP
                                       SERIES             GROWTH V.I. FUND       GROWTH V.I. FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                      1,911,723                77,071                 144,280
                                    =============            ==========            ============
  Cost                                $34,987,365              $845,365              $1,211,150
                                    =============            ==========            ============
  Market Value                        $24,661,226              $746,826              $1,080,663
 Due from Hartford Life and
  Annuity Insurance Company                 6,066                    --                      --
 Receivable from fund shares
  sold                                         --                    37                      56
 Other assets                                   1                    --                      --
                                    -------------            ----------            ------------
 Total Assets                          24,667,293               746,863               1,080,719
                                    -------------            ----------            ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                    --                    37                      56
 Payable for fund shares
  purchased                                 6,066                    --                      --
 Other liabilities                             --                    --                      --
                                    -------------            ----------            ------------
 Total Liabilities                          6,066                    37                      56
                                    -------------            ----------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $24,661,227              $746,826              $1,080,663
                                    =============            ==========            ============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                   VAN KAMPEN --           VAN KAMPEN --
                                 UIF INTERNATIONAL          UIF MID CAP
                                   GROWTH EQUITY              GROWTH
                                     PORTFOLIO               PORTFOLIO
                                    SUB-ACCOUNT           SUB-ACCOUNT (A)
-----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                       64,067                1,746,648
                                     ==========            =============
  Cost                                 $712,339              $14,013,431
                                     ==========            =============
  Market Value                         $398,496              $10,078,161
 Due from Hartford Life and
  Annuity Insurance Company                  --                   17,521
 Receivable from fund shares
  sold                                       19                       --
 Other assets                                --                       --
                                     ----------            -------------
 Total Assets                           398,515               10,095,682
                                     ----------            -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                  19                       --
 Payable for fund shares
  purchased                                  --                   17,521
 Other liabilities                           --                        4
                                     ----------            -------------
 Total Liabilities                           19                   17,525
                                     ----------            -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $398,496              $10,078,157
                                     ==========            =============

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    VAN KAMPEN --                                 MORGAN STANLEY --       MORGAN STANLEY --
                                      UIF U.S.            MORGAN STANLEY --            CAPITAL                 MID CAP
                                    MID CAP VALUE            FOCUS GROWTH           OPPORTUNITIES               GROWTH
                                      PORTFOLIO               PORTFOLIO               PORTFOLIO               PORTFOLIO
                                     SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT (D)
------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                        848,228                 50,303                  301,797                 26,290
                                    =============             ==========             ============             ==========
  Cost                                $10,359,082               $944,924               $3,796,328               $733,845
                                    =============             ==========             ============             ==========
  Market Value                         $6,480,463               $510,578               $2,269,513               $429,576
 Due from Hartford Life and
  Annuity Insurance Company                14,184                     --                    6,857                     --
 Receivable from fund shares
  sold                                         --                     23                       --                     20
 Other assets                                  --                     --                       --                     --
                                    -------------             ----------             ------------             ----------
 Total Assets                           6,494,647                510,601                2,276,370                429,596
                                    -------------             ----------             ------------             ----------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                    --                     23                       --                     20
 Payable for fund shares
  purchased                                14,184                     --                    6,857                     --
 Other liabilities                              3                     --                       --                     --
                                    -------------             ----------             ------------             ----------
 Total Liabilities                         14,187                     23                    6,857                     20
                                    -------------             ----------             ------------             ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                 $6,480,460               $510,578               $2,269,513               $429,576
                                    =============             ==========             ============             ==========

                                                         MORGAN STANLEY --
                                 MORGAN STANLEY --            DIVIDEND           MORGAN STANLEY --
                                  FLEXIBLE INCOME              GROWTH              GLOBAL EQUITY
                                     PORTFOLIO               PORTFOLIO               PORTFOLIO
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                      112,383                  16,238                  42,378
                                     ==========              ==========              ==========
  Cost                                 $811,745                $284,796                $742,808
                                     ==========              ==========              ==========
  Market Value                         $611,362                $190,469                $397,931
 Due from Hartford Life and
  Annuity Insurance Company                  --                      --                      --
 Receivable from fund shares
  sold                                       27                       9                      19
 Other assets                                --                      --                      --
                                     ----------              ----------              ----------
 Total Assets                           611,389                 190,478                 397,950
                                     ----------              ----------              ----------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                  27                       9                      19
 Payable for fund shares
  purchased                                  --                      --                      --
 Other liabilities                           --                      --                      --
                                     ----------              ----------              ----------
 Total Liabilities                           27                       9                      19
                                     ----------              ----------              ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                 $611,362                $190,469                $397,931
                                     ==========              ==========              ==========

(d) Formerly Developing Growth. Change effective May 1, 2008.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                     OPPENHEIMER
                                       CAPITAL                OPPENHEIMER
                                     APPRECIATION          GLOBAL SECURITIES
                                       FUND/VA                  FUND/VA
                                   SUB-ACCOUNT (A)          SUB-ACCOUNT (A)
-------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                         41,587                  786,938
                                     ============            =============
  Cost                                 $1,421,259              $19,377,104
                                     ============            =============
  Market Value                         $1,057,143              $15,754,495
 Due from Hartford Life and
  Annuity Insurance Company                   399                   81,861
 Receivable from fund shares
  sold                                         --                       --
 Other assets                                  --                       --
                                     ------------            -------------
 Total Assets                           1,057,542               15,836,356
                                     ------------            -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                    --                       --
 Payable for fund shares
  purchased                                   399                   81,861
 Other liabilities                              1                        7
                                     ------------            -------------
 Total Liabilities                            400                   81,868
                                     ------------            -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $1,057,142              $15,754,488
                                     ============            =============

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                          OPPENHEIMER
                                 OPPENHEIMER              MAIN STREET             OPPENHEIMER               PUTNAM VT
                                 MAIN STREET               SMALL CAP                 VALUE                 DIVERSIFIED
                                   FUND/VA                  FUND/VA                 FUND/VA                INCOME FUND
                               SUB-ACCOUNT (A)          SUB-ACCOUNT (A)         SUB-ACCOUNT (A)          SUB-ACCOUNT (A)
----------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                     69,451                1,022,224                 159,845                5,350,611
                                 ============            =============            ============            =============
  Cost                             $1,231,902              $13,313,387              $1,247,398              $37,669,781
                                 ============            =============            ============            =============
  Market Value                     $1,001,479              $10,774,239              $1,085,350              $30,391,469
 Due from Hartford Life
  and Annuity Insurance
  Company                                  --                   38,504                   1,833                   74,096
 Receivable from fund
  shares sold                              40                       --                      --                       --
 Other assets                              --                       --                      --                       --
                                 ------------            -------------            ------------            -------------
 Total Assets                       1,001,519               10,812,743               1,087,183               30,465,565
                                 ------------            -------------            ------------            -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance
  Company                                  40                       --                      --                       --
 Payable for fund shares
  purchased                                --                   38,504                   1,833                   74,096
 Other liabilities                          1                       13                      --                       --
                                 ------------            -------------            ------------            -------------
 Total Liabilities                         41                   38,517                   1,833                   74,096
                                 ------------            -------------            ------------            -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities             $1,001,478              $10,774,226              $1,085,350              $30,391,469
                                 ============            =============            ============            =============

                                                         PUTNAM VT
                                  PUTNAM VT            INTERNATIONAL            PUTNAM VT
                                 GLOBAL ASSET            GROWTH AND           INTERNATIONAL
                               ALLOCATION FUND          INCOME FUND            EQUITY FUND
                               SUB-ACCOUNT (A)        SUB-ACCOUNT (A)        SUB-ACCOUNT (A)
--------------------------  --------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                    213,031                94,461                  92,095
                                 ============            ==========            ============
  Cost                             $2,747,112              $830,670              $1,077,997
                                 ============            ==========            ============
  Market Value                     $2,322,036              $674,449                $818,725
 Due from Hartford Life
  and Annuity Insurance
  Company                                  --                    --                      --
 Receivable from fund
  shares sold                           2,224                    26                  25,687
 Other assets                              --                     1                       1
                                 ------------            ----------            ------------
 Total Assets                       2,324,260               674,476                 844,413
                                 ------------            ----------            ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance
  Company                               2,224                    26                  25,687
 Payable for fund shares
  purchased                                --                    --                      --
 Other liabilities                         --                    --                      --
                                 ------------            ----------            ------------
 Total Liabilities                      2,224                    26                  25,687
                                 ------------            ----------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities             $2,322,036              $674,450                $818,726
                                 ============            ==========            ============

(a)  From inception May 1, 2008 to December 31, 2008.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                     PUTNAM VT           JENNISON 20/20
                                     SMALL CAP               FOCUS
                                       VALUE               PORTFOLIO
                                  SUB-ACCOUNT (A)         SUB-ACCOUNT
--------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                       75,287                41,988
                                     ==========            ==========
  Cost                                 $792,859              $480,864
                                     ==========            ==========
  Market Value                         $642,196              $380,416
 Due from Hartford Life and
  Annuity Insurance Company               4,106                    --
 Receivable from fund shares
  sold                                       --                    19
 Other assets                                --                    --
                                     ----------            ----------
 Total Assets                           646,302               380,435
                                     ----------            ----------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                  --                    19
 Payable for fund shares
  purchased                               4,106                    --
 Other liabilities                            2                    --
                                     ----------            ----------
 Total Liabilities                        4,108                    19
                                     ----------            ----------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $642,194              $380,416
                                     ==========            ==========

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                PRUDENTIAL            VAN KAMPEN --
                                                          PRUDENTIAL              SERIES               UIF GROWTH
                                     JENNISON               VALUE             INTERNATIONAL            AND INCOME
                                    PORTFOLIO             PORTFOLIO               GROWTH                PORTFOLIO
                                   SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT (E)           SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                       6,086                21,752                  --                  1,795,919
                                    ==========            ==========              ======              =============
  Cost                                $131,933              $395,183                $ --                $31,370,716
                                    ==========            ==========              ======              =============
  Market Value                         $88,007              $237,098                $ --                $24,622,046
 Due from Hartford Life and
  Annuity Insurance Company                 --                    --                  --                     42,906
 Receivable from fund shares
  sold                                       5                    12                  --                         --
 Other assets                               --                    --                  --                         --
                                    ----------            ----------              ------              -------------
 Total Assets                           88,012               237,110                  --                 24,664,952
                                    ----------            ----------              ------              -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                  5                    12                  --                         --
 Payable for fund shares
  purchased                                 --                    --                  --                     42,906
 Other liabilities                          --                    --                  --                         10
                                    ----------            ----------              ------              -------------
 Total Liabilities                           5                    12                  --                     42,916
                                    ----------            ----------              ------              -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                 $88,007              $237,098                $ --                $24,622,036
                                    ==========            ==========              ======              =============

                                                            WELLS FARGO             WELLS FARGO
                                   VAN KAMPEN --            ADVANTAGE VT            ADVANTAGE VT
                                    UIF COMSTOCK               ASSET                TOTAL RETURN
                                     PORTFOLIO            ALLOCATION FUND            BOND FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                       302,008                 119,889                 699,201
                                    ============            ============            ============
  Cost                                $4,236,062              $1,461,305              $7,085,061
                                    ============            ============            ============
  Market Value                        $2,482,506              $1,116,169              $6,782,253
 Due from Hartford Life and
  Annuity Insurance Company                   --                      --                      --
 Receivable from fund shares
  sold                                       115                      60                     793
 Other assets                                 --                      --                      35
                                    ------------            ------------            ------------
 Total Assets                          2,482,621               1,116,229               6,783,081
                                    ------------            ------------            ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                  115                      60                     793
 Payable for fund shares
  purchased                                   --                      --                      --
 Other liabilities                            --                      --                      --
                                    ------------            ------------            ------------
 Total Liabilities                           115                      60                     793
                                    ------------            ------------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $2,482,506              $1,116,169              $6,782,288
                                    ============            ============            ============

(e)  Sub-Account option not funded at December 31, 2008.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                     WELLS FARGO             WELLS FARGO
                                     ADVANTAGE VT            ADVANTAGE VT
                                        EQUITY              C&B LARGE CAP
                                     INCOME FUND              VALUE FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                        178,690                 169,157
                                     ============            ============
  Cost                                 $2,971,175              $1,694,028
                                     ============            ============
  Market Value                         $1,765,452              $1,189,172
 Due from Hartford Life and
  Annuity Insurance Company                    --                      --
 Receivable from fund shares
  sold                                         86                     417
 Other assets                                  --                      --
                                     ------------            ------------
 Total Assets                           1,765,538               1,189,589
                                     ------------            ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                    86                     417
 Payable for fund shares
  purchased                                    --                      --
 Other liabilities                              1                      --
                                     ------------            ------------
 Total Liabilities                             87                     417
                                     ------------            ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $1,765,451              $1,189,172
                                     ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   WELLS FARGO            WELLS FARGO             WELLS FARGO             WELLS FARGO
                                   ADVANTAGE VT           ADVANTAGE VT            ADVANTAGE VT            ADVANTAGE VT
                                  LARGE COMPANY          INTERNATIONAL           LARGE COMPANY               MONEY
                                    CORE FUND              CORE FUND              GROWTH FUND             MARKET FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                       7,644                 363,535                 290,697               5,982,194
                                    ==========            ============            ============            ============
  Cost                                $100,197              $2,953,208              $2,498,864              $5,982,194
                                    ==========            ============            ============            ============
  Market Value                         $73,006              $1,675,897              $1,825,575              $5,982,194
 Due from Hartford Life and
  Annuity Insurance Company                 --                      --                      --                      --
 Receivable from fund shares
  sold                                       4                      83                      93                 207,822
 Other assets                               --                       1                      --                      --
                                    ----------            ------------            ------------            ------------
 Total Assets                           73,010               1,675,981               1,825,668               6,190,016
                                    ----------            ------------            ------------            ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                  4                      83                      93                 207,822
 Payable for fund shares
  purchased                                 --                      --                      --                      --
 Other liabilities                          --                      --                       1                       2
                                    ----------            ------------            ------------            ------------
 Total Liabilities                           4                      83                      94                 207,824
                                    ----------            ------------            ------------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                 $73,006              $1,675,898              $1,825,574              $5,982,192
                                    ==========            ============            ============            ============

                                    WELLS FARGO                                     WELLS FARGO
                                    ADVANTAGE VT            WELLS FARGO             ADVANTAGE VT           WELLS FARGO
                                     SMALL CAP              ADVANTAGE VT           SMALL/MID CAP           ADVANTAGE VT
                                    GROWTH FUND            DISCOVERY FUND            VALUE FUND          OPPORTUNITY FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                       546,138                  83,588                 114,851                11,541
                                    ============            ============            ============            ==========
  Cost                                $4,236,838              $1,440,500              $1,245,663              $217,741
                                    ============            ============            ============            ==========
  Market Value                        $2,271,934                $935,355                $568,514              $117,257
 Due from Hartford Life and
  Annuity Insurance Company                   --                      --                      --                    --
 Receivable from fund shares
  sold                                       274                      48                      27                     6
 Other assets                                 --                      --                      --                    --
                                    ------------            ------------            ------------            ----------
 Total Assets                          2,272,208                 935,403                 568,541               117,263
                                    ------------            ------------            ------------            ----------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                  274                      48                      27                     6
 Payable for fund shares
  purchased                                   --                      --                      --                    --
 Other liabilities                            --                      --                      --                    --
                                    ------------            ------------            ------------            ----------
 Total Liabilities                           274                      48                      27                     6
                                    ------------            ------------            ------------            ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $2,271,934                $935,355                $568,514              $117,257
                                    ============            ============            ============            ==========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                               UNITS         MINIMUM            MAXIMUM
                                             OWNED BY          UNIT               UNIT          CONTRACT
                                           PARTICIPANTS    FAIR VALUE #       FAIR VALUE #     LIABILITY
------------------------------------------------------------------------------------------------------------
DEFERRED ANNUITY CONTRACTS IN THE
 ACCUMULATION PERIOD (BY SUB-ACCOUNT):
AllianceBernstein VPS Balanced Wealth
 Strategy Portfolio -- Class B                  1,637,255     $7.330877   to     $7.429046       $12,085,723
AllianceBernstein VPS International
 Value Portfolio -- Class B                     2,961,422      5.088962   to      5.163673        15,187,727
AllianceBernstein VPS Small/Mid Cap
 Value Portfolio -- Class B                       837,521      6.627915   to      6.725040         5,589,361
AllianceBernstein VPS Value Portfolio --
 Class B                                           96,592      6.363950   to      6.435801           618,256
AllianceBernstein VPS International
 Growth Portfolio -- Class B                    1,069,095      5.397825   to      5.477105         5,815,169
AIM V.I. Basic Value Fund -- Class S1         129,519,706      0.665662   to      0.743126        89,999,607
AIM V.I. Capital Appreciation Fund --
 Class S1                                      57,287,011      0.819924   to      0.915334        49,074,232
AIM V.I. Capital Appreciation Fund --
 Class S2                                         126,259      6.476319   to      6.563072           824,227
AIM V.I. Core Equity Fund -- Class S1          22,751,951      8.328570   to      8.890218       194,153,096
AIM V.I. Core Equity Fund -- Class S2             267,662      7.204147   to      7.300601         1,939,385
AIM V.I. Government Securities Fund --
 Class S1                                     879,883,082      1.198564   to      1.337969     1,103,159,375
AIM V.I. International Growth Fund --
 Class S1                                     101,891,764      1.289787   to      1.439771       138,110,671
AIM V.I. International Growth Fund --
 Class S2                                       2,432,595      6.346111   to      6.439210        15,558,892
AIM V.I. Mid Cap Core Equity Fund --
 Class S1                                     190,131,914      1.167979   to      1.303837       232,583,089
AIM V.I. Small Cap Equity Fund -- Class
 S1                                            10,315,318      9.512314   to     10.335807       101,789,250
AIM V.I. Small Cap Equity Fund -- Class
 S2                                               353,669      7.474579   to      7.574625         2,660,180
AIM V.I. Large Cap Growth Fund -- Class
 S1                                             3,734,528      0.783540   to      8.125049        29,138,815
AIM V.I. Capital Development Fund --
 Class S1                                         219,335      5.041036   to      5.148920         1,114,192
AIM V.I. Capital Development Fund --
 Class S2                                          82,958      5.852386   to      5.911614           488,973
AIM V.I. PowerShares ETF Allocation Fund
 -- Class S2                                       24,117     10.571774   to     10.593895           255,166
American Funds Global Bond Fund -- Class
 2                                             24,287,967     10.931491   to     11.355894       270,368,320
American Funds Global Growth and Income
 Fund -- Class 2                               61,759,611      6.817920   to      7.143265       432,167,292
American Funds Asset Allocation Fund --
 Class 2                                      125,285,455      9.105509   to     11.032179     1,226,911,415
American Funds Blue Chip Income and
 Growth Fund -- Class 2                       970,490,916      0.708958   to      0.817424       725,927,713
American Funds Bond Fund -- Class 2            85,528,408     11.336185   to     13.450287     1,051,801,661
American Funds Global Growth Fund --
 Class 2                                       46,988,941      7.177236   to     11.181017       450,769,689
American Funds Growth Fund -- Class 2         308,755,018      5.694785   to      9.465758     2,275,842,038
American Funds Growth-Income Fund --
 Class 2                                      281,203,682      8.243204   to     10.300888     2,495,920,908
American Funds International Fund --
 Class 2                                       74,806,549      7.140203   to     11.160748       712,565,088
American Funds New World Fund -- Class
 2                                             18,465,758     14.217246   to     17.860675       288,714,244
American Funds Global Small
 Capitalization Fund -- Class 2                25,056,264      7.836227   to     11.712875       246,657,954
Fidelity VIP Growth Portfolio -- Class
 SRV2                                             403,793      5.800294   to      5.886127         2,358,388
Fidelity VIP Contrafund Portfolio --
 Class SRV2                                     6,682,592      6.291088   to      6.384129        42,378,745
Fidelity VIP Mid Cap Portfolio -- Class
 SRV2                                           4,186,745      6.372199   to      6.466418        26,881,180
Fidelity VIP Value Strategies Portfolio
 -- Class SRV2                                    421,702      5.307455   to      5.368003         2,245,363
Fidelity VIP Dynamic Capital
 Appreciation Portfolio --
 Class SRV2                                       143,725      6.356132   to      6.404294           916,034
Franklin Rising Dividends Securities
 Fund -- Class 2                               63,274,616     10.091165   to     11.038764       666,636,387
Franklin Income Securities Fund -- Class
 2                                            151,847,181     10.385353   to     11.827442     1,655,462,159
Franklin Income Securities Fund -- Class
 4                                             13,170,372      7.190188   to      7.293273        95,380,596
Franklin Large Cap Growth Securities
 Fund -- Class 2                               15,960,749      7.561687   to      8.385344       125,904,485
Franklin Global Real Estate Securities
 Fund -- Class 2                                  785,169     10.604290   to     15.081477         9,466,937
Franklin Small-Mid Cap Growth Securities
 Fund -- Class 2                               32,919,869      4.482015   to      8.474549       206,124,932
Franklin Small-Mid Cap Growth Securities
 Fund -- Class 4                                  440,173      6.393267   to      6.485092         2,834,198
Franklin Small Cap Value Securities Fund
 -- Class 2                                     6,486,463      6.021529   to      6.154292        39,341,529

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                               UNITS         MINIMUM            MAXIMUM
                                             OWNED BY          UNIT               UNIT          CONTRACT
                                           PARTICIPANTS    FAIR VALUE #       FAIR VALUE #     LIABILITY
------------------------------------------------------------------------------------------------------------
Franklin Small Cap Value Securities Fund
 -- Class 4                                     1,890,864     $6.938949   to     $7.023881       $13,210,266
Franklin Strategic Income Securities
 Fund -- Class 1                               43,681,001     12.729023   to     15.164639       596,481,265
Franklin Strategic Income Securities
 Fund -- Class 2                                  681,615      8.683708   to      8.778651         5,979,864
Franklin Strategic Income Securities
 Fund -- Class 4                                5,686,148      8.648614   to      8.776149        49,542,063
Mutual Shares Securities Fund -- Class
 2                                             98,126,873      9.863136   to     12.750001     1,057,626,401
Mutual Shares Securities Fund -- Class
 4                                              7,002,306      6.647506   to      6.745754        46,900,712
Templeton Developing Markets Securities
 Fund -- Class 1                                8,251,540     11.346798   to     14.597511       106,425,297
Templeton Developing Markets Securities
 Fund -- Class 2                                   15,906      5.070108   to      5.104258            81,177
Templeton Developing Markets Securities
 Fund -- Class 4                                1,193,362      5.027355   to      5.080359         6,042,153
Templeton Foreign Securities Fund --
 Class 2                                       43,846,226      8.211268   to     10.037945       387,713,216
Templeton Foreign Securities Fund --
 Class 4                                          516,893      6.353110   to      6.417326         3,305,289
Templeton Global Asset Allocation Fund
 -- Class 2                                       673,668     11.405138   to     13.972496         8,633,668
Templeton Growth Securities Fund --
 Class 2                                       60,332,083      8.149626   to     10.130564       537,954,469
Templeton Growth Securities Fund --
 Class 4                                        3,154,857      6.288191   to      6.354434        19,991,240
Mutual Discovery Securities Fund --
 Class 2                                       32,005,764     14.666576   to     16.272435       491,103,377
Mutual Discovery Securities Fund --
 Class 4                                        2,533,963      7.493064   to      7.603681        19,124,510
Franklin Flex Cap Growth Securities Fund
 -- Class 2                                     5,039,696      7.477473   to      7.981607        38,801,669
Franklin Flex Cap Growth Securities Fund
 -- Class 4                                       219,811      7.183258   to      7.255906         1,590,415
Franklin Large Cap Value Securities Fund
 -- Class 2                                     2,788,953      7.106541   to      7.585679        20,440,199
Templeton Global Income Securities Fund
 -- Class 2                                       185,164      9.848297   to      9.955924         1,842,246
Templeton Global Income Securities Fund
 -- Class 4                                     3,753,130      9.818817   to      9.963562        37,122,682
Hartford Advisers HLS Fund -- Class IA            491,945      7.150381   to      7.252987         3,545,130
Hartford LargeCap Growth HLS Fund --
 Class IA                                          99,189      6.285822   to      6.336099           625,918
Hartford Total Return Bond HLS Fund --
 Class IA                                      24,778,682      8.935942   to      9.067679       223,356,766
Hartford Capital Appreciation HLS Fund
 -- Class IA                                   43,672,138      5.781273   to      5.866837       254,642,860
Hartford Dividend and Growth HLS Fund --
 Class IA                                      22,097,711      7.085590   to      7.190301       157,941,388
Hartford Fundamental Growth HLS Fund --
 Class IA                                         143,998      6.169794   to      6.255782           894,080
Hartford Global Equity HLS Fund -- Class
 IA                                                30,948      6.106590   to      6.173557           190,268
Hartford Global Growth HLS Fund -- Class
 IA                                               125,959      5.333167   to      5.407566           676,394
Hartford Disciplined Equity HLS Fund --
 Class IA                                       3,989,035      6.766446   to      6.866486        27,201,082
Hartford Growth HLS Fund -- Class IA              518,183      6.519796   to      6.607896         3,414,560
Hartford Growth Opportunities HLS Fund
 -- Class IA                                    8,008,622      5.991598   to      6.080213        48,366,463
Hartford High Yield HLS Fund -- Class
 IA                                               441,369      7.575364   to      7.677483         3,365,795
Hartford International Growth HLS Fund
 -- Class IA                                      407,802      4.835870   to      4.903365         1,985,829
Hartford International Opportunities HLS
 Fund -- Class IA                               1,930,946      6.185773   to      6.277231        12,038,929
Hartford MidCap Growth HLS Fund -- Class
 IA                                               409,385      5.693823   to      5.770819         2,349,054
Hartford Money Market HLS Fund -- Class
 IA                                         1,376,443,414      1.030094   to     10.087274     1,645,963,814
Hartford Small Company HLS Fund -- Class
 IA                                               903,464      6.597309   to      6.686452         6,003,322
Hartford SmallCap Growth HLS Fund --
 Class IA                                         214,705      6.846178   to      6.938674         1,479,209
Hartford Stock HLS Fund -- Class IA               125,095      6.200603   to      6.289721           781,427
Hartford U.S. Government Securities HLS
 Fund -- Class IA                               2,938,364      9.524540   to      9.656858        28,182,183
Hartford Value HLS Fund -- Class IA               488,049      7.042157   to      7.122333         3,451,141
Hartford Value Opportunities HLS Fund --
 Class IA                                         260,152      6.301984   to      6.395260         1,650,051
Hartford Equity Income HLS Fund -- Class
 IA                                               240,747      7.644494   to      7.747694         1,854,865
American Funds Asset Allocation HLS Fund
 -- Class IB                                    2,970,436      7.192825   to      7.275350        21,480,355
American Funds Blue Chip Income and
 Growth HLS Fund -- Class IB                    1,601,993      6.626079   to      6.679716        10,673,807
American Funds Bond HLS Fund -- Class
 IB                                             6,024,930      8.829886   to      8.933982        53,521,407

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                               UNITS         MINIMUM            MAXIMUM
                                             OWNED BY          UNIT               UNIT          CONTRACT
                                           PARTICIPANTS    FAIR VALUE #       FAIR VALUE #     LIABILITY
------------------------------------------------------------------------------------------------------------
American Funds Global Bond HLS Fund --
 Class IB                                       2,008,133     $9.689117   to     $9.799988       $19,565,569
American Funds Global Growth and Income
 HLS Fund --
 Class IB                                       6,194,428      5.958336   to      6.026788        37,110,591
American Funds Global Growth HLS Fund --
 Class IB                                       2,150,832      6.300038   to      6.372372        13,617,813
American Funds Global Small
 Capitalization HLS Fund -- Class IB            3,363,727      5.011352   to      5.070685        16,958,725
American Funds Growth HLS Fund -- Class
 IB                                            17,682,568      5.783494   to      5.851955       102,863,924
American Funds Growth-Income HLS Fund --
 Class IB                                       9,428,228      6.393426   to      6.469048        60,633,004
American Funds International HLS Fund --
 Class IB                                      11,022,843      5.988522   to      6.059340        66,419,966
American Funds New World HLS Fund --
 Class IB                                       3,446,773      5.903393   to      5.973191        20,462,894
Lord Abbett America's Value Portfolio --
 Class VC                                         440,544      7.801894   to      7.906371         3,466,201
Lord Abbett Bond-Debenture Portfolio --
 Class VC                                       3,102,985      8.259432   to      8.380467        25,825,763
Lord Abbett Growth & Income portfolio --
 Class VC                                       1,023,336      6.845272   to      6.945580         7,066,666
MFS Core Equity Series -- Class INIT            3,611,418      4.343066   to      6.894720        20,276,900
MFS Growth Series -- Class INIT                 7,783,048      3.909155   to      6.617618        40,630,580
MFS Growth Series -- Class SRV                    140,381      6.723051   to      6.813219           950,288
MFS Global Equity Series -- Class INIT          2,066,513      9.205089   to     11.939901        21,343,470
MFS High Income Series -- Class INIT           14,663,878      8.478974   to      9.719249       129,862,234
MFS Investors Growth Stock Series --
 Class INIT                                     9,369,552      4.219743   to      6.270107        48,142,275
MFS Investors Trust Series -- Class
 INIT                                          46,989,013      6.505269   to      8.258948       324,920,574
MFS Investors Trust Series -- Class SRV           111,104      7.077097   to      7.157085           790,155
MFS Mid Cap Growth Series -- Class INIT        17,572,842      2.933931   to      3.341523        55,131,286
MFS New Discovery Series -- Class INIT         25,584,537      5.168903   to      9.526976       173,889,252
MFS Total Return Series -- Class INIT          92,397,604     10.012378   to     12.666027     1,014,370,222
MFS Total Return Series -- Class SRV            2,681,216      7.960270   to      8.066907        21,501,203
MFS Value Series -- Class INIT                 17,093,363     11.556828   to     12.641840       206,351,534
MFS Value Series -- Class SRV                   5,276,989      7.201765   to      7.307428        38,347,017
MFS Research Bond Series -- Class INIT         12,381,976      9.750337   to     10.403409       124,204,076
MFS Research Bond Series -- Class SRV             271,157      9.473703   to      9.600503         2,586,635
MFS Research International Series --
 Class INIT                                     5,390,099      8.987191   to      9.566686        49,832,168
MFS Research Series -- Class INIT               3,017,275      7.782479   to      8.307570        24,661,227
BlackRock Global Growth V.I. Fund --
 Class I                                           79,543      8.080559   to     10.466966           746,826
BlackRock Large Cap Growth V.I. Fund --
 Class I                                          156,427      5.947373   to      7.557161         1,080,663
Van Kampen -- UIF International Growth
 Equity portfolio -- Class II                      60,144      6.553127   to      6.694338           398,496
Van Kampen -- UIF Mid Cap Growth
 Portfolio -- Class II                          1,725,399      5.787808   to      5.867795        10,078,157
Van Kampen -- UIF U.S. Mid Cap Value
 portfolio -- Class II                            977,151      6.255779   to      7.993753         6,480,460
Morgan Stanley -- Focus Growth Portfolio
 -- Class Y                                       127,454      3.850448   to      4.073139           510,578
Morgan Stanley -- Capital Opportunities
 Portfolio -- Class Y                             850,255      2.571081   to      2.719763         2,269,513
Morgan Stanley -- Mid Cap Growth
 Portfolio -- Class Y                              74,773      5.538087   to      5.858325           429,576
Morgan Stanley -- Flexible Income
 Portfolio -- Class Y                              67,079      8.718935   to      9.222830           611,362
Morgan Stanley -- Dividend Growth
 Portfolio -- Class Y                              23,916      7.728932   to      8.123951           190,469
Morgan Stanley -- Global Equity
 Portfolio -- Class Y                              60,554      6.378859   to      6.704869           397,931
Oppenheimer Capital Appreciation Fund/VA
 -- Class SRV                                     175,373      5.983369   to      6.066067         1,057,142
Oppenheimer Global Securities Fund/VA --
 Class SRV                                      2,412,375      6.478219   to      6.573235        15,754,488
Oppenheimer Main Street Fund/VA -- Class
 SRV                                              148,530      6.688394   to      6.777960         1,001,478
Oppenheimer Main Street Small Cap
 Fund/VA -- Class SRV                           1,596,779      6.696166   to      6.794283        10,774,226
Oppenheimer Value Fund/VA -- Class SRV            171,612      6.295470   to      6.366550         1,085,350
Putnam VT Diversified Income Fund --
 Class IB                                       4,282,230      7.042341   to      7.146244        30,391,469

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                               UNITS         MINIMUM            MAXIMUM
                                             OWNED BY          UNIT               UNIT          CONTRACT
                                           PARTICIPANTS    FAIR VALUE #       FAIR VALUE #     LIABILITY
------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund
 -- Class IB                                      335,763     $6.877682   to     $6.952999        $2,322,036
Putnam VT International Growth and
 Income Fund -- Class IB                          114,700      5.844073   to      5.908142           674,450
Putnam VT International Equity Fund --
 Class IB                                         135,003      6.036515   to      6.102674           818,726
Putnam VT Small Cap Value -- Class IB              97,653      6.532869   to      6.604529           642,194
Jennison 20/20 Focus Portfolio -- Class
 II                                               420,029      0.872678   to      0.913715           380,416
Jennison Portfolio -- Class II                    145,348      0.592850   to      0.623193            88,007
Prudential Value Portfolio -- Class II            304,801      0.750512   to      0.785419           237,098
Van Kampen -- UIF Growth and Income
 Portfolio -- Class II                          2,944,931      7.225662   to     11.523308        24,622,036
Van Kampen -- UIF Comstock Portfolio --
 Class II                                         243,451      9.854026   to     10.365093         2,482,506
Wells Fargo Advantage VT Asset
 Allocation Fund -- Class 0                     1,187,869      0.911719   to      0.979889         1,116,169
Wells Fargo Advantage VT Total Return
 Bond Fund -- Class 0                           5,612,820      1.168078   to      1.255427         6,782,288
Wells Fargo Advantage VT Equity Income
 Fund -- Class 0                                2,039,180      0.830774   to      0.892888         1,765,451
Wells Fargo Advantage VT C&B Large Cap
 Value Fund -- Class 0                          1,479,656      0.769463   to      0.826980         1,189,172
Wells Fargo Advantage VT Large Company
 Core Fund -- Class 0                             112,729      0.632471   to      0.674698            73,006
Wells Fargo Advantage VT International
 Core Fund -- Class 0                           1,919,370      0.837840   to      0.900500         1,675,899
Wells Fargo Advantage VT Large Company
 Growth Fund -- Class 0                         2,773,563      0.635853   to      0.683400         1,825,574
Wells Fargo Advantage VT Money Market
 Fund -- Class 0                                5,839,123      0.994440   to      1.068790         5,982,192
Wells Fargo Advantage VT Small Cap
 Growth Fund -- Class 0                         2,570,222      0.849501   to      0.913021         2,271,934
Wells Fargo Advantage VT Discovery Fund
 -- Class 0                                       113,249      8.181197   to      8.434447           935,355
Wells Fargo Advantage VT Small/Mid Cap
 Value Fund -- Class 0                             78,053      7.182592   to      7.404895           568,514
Wells Fargo Advantage VT Opportunity
 Fund -- Class 0                                   16,003      7.246621   to      7.391000           117,257
ANNUITY CONTRACTS IN THE ANNUITY PERIOD
 (BY SUB-ACCOUNT):
AllianceBernstein VPS International
 Growth Portfolio -- Class B                          423      5.454337   to      5.454337             2,307
AIM V.I. Basic Value Fund -- Class S1              74,219      0.703625   to      0.743126            53,252
AIM V.I. Capital Appreciation Fund --
 Class S1                                          48,173      0.885818   to      0.915334            43,084
AIM V.I. Core Equity Fund -- Class S1              16,106      8.604829   to      8.721214           140,026
AIM V.I. Government Securities Fund --
 Class S1                                         438,537      1.266919   to      1.337969           567,100
AIM V.I. International Growth Fund --
 Class S1                                          69,420      1.363296   to      1.399596            96,915
AIM V.I. Mid Cap Core Equity Fund --
 Class S1                                         105,387      1.234571   to      1.303837           131,581
AIM V.I. Small Cap Equity Fund -- Class
 S1                                                   723     10.335807   to     10.335807             7,472
AIM V.I. Large Cap Growth Fund -- Class
 S1                                                 6,695      0.835829   to      7.970578             8,924
American Funds Global Bond Fund -- Class
 2                                                  3,443     11.216807   to     11.229404            38,650
American Funds Global Growth and Income
 Fund -- Class 2                                   13,455      6.978708   to      7.123714            94,784
American Funds Asset Allocation Fund --
 Class 2                                           71,382      9.593372   to     11.032179           711,787
American Funds Blue Chip Income and
 Growth Fund -- Class 2                           434,762      0.749957   to      0.793293           331,349
American Funds Bond Fund -- Class 2                41,915     12.015243   to     13.450287           527,599
American Funds Global Growth Fund --
 Class 2                                           33,557      8.293011   to     11.181017           346,217
American Funds Growth Fund -- Class 2             137,251      6.013473   to      9.465758         1,100,728
American Funds Growth-Income Fund --
 Class 2                                          174,241      8.684945   to     10.300888         1,598,523
American Funds International Fund --
 Class 2                                           31,345      8.278355   to     11.105759           308,632
American Funds New World Fund -- Class
 2                                                  1,658     15.068992   to     17.289562            26,793
American Funds Global Small
 Capitalization Fund -- Class 2                     8,819      8.414653   to     11.655071            99,504
Franklin Rising Dividends Securities
 Fund -- Class 2                                   16,342     10.579029   to     11.000356           174,363
Franklin Income Securities Fund -- Class
 2                                                114,537     10.954080   to     11.516028         1,275,137
Franklin Income Securities Fund -- Class
 4                                                    296      7.262802   to      7.262802             2,153
Franklin Large Cap Growth Securities
 Fund -- Class 2                                    7,452      7.975992   to      8.168556            60,355

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                               UNITS         MINIMUM            MAXIMUM
                                             OWNED BY          UNIT               UNIT          CONTRACT
                                           PARTICIPANTS    FAIR VALUE #       FAIR VALUE #     LIABILITY
------------------------------------------------------------------------------------------------------------
Franklin Global Real Estate Securities
 Fund -- Class 2                                      705    $12.606898   to    $12.606898            $8,893
Franklin Small-Mid Cap Growth Securities
 Fund -- Class 2                                   11,594      4.772038   to      8.432728            75,493
Franklin Small Cap Value Securities Fund
 -- Class 2                                         1,483      6.114947   to      6.114947             9,067
Franklin Strategic Income Securities
 Fund -- Class 1                                   23,856     13.403601   to     15.164639           332,557
Mutual Shares Securities Fund -- Class
 2                                                 36,407     10.375965   to     12.750001           418,409
Templeton Developing Markets Securities
 Fund -- Class 1                                    4,157     11.954777   to     14.130658            56,777
Templeton Foreign Securities Fund --
 Class 2                                           32,718      8.703316   to      9.716874           308,183
Templeton Global Asset Allocation Fund
 -- Class 2                                           140     13.024531   to     13.024531             1,818
Templeton Growth Securities Fund --
 Class 2                                           14,707      8.835794   to     10.130564           138,262
Mutual Discovery Securities Fund --
 Class 2                                           15,995     15.375410   to     16.043394           248,646
Franklin Flex Cap Growth Securities Fund
 -- Class 2                                         3,150      7.725433   to      7.829915            24,569
Franklin Large Cap Value Securities Fund
 -- Class 2                                         2,922      7.342217   to      7.342217            21,453
Hartford Total Return Bond HLS Fund --
 Class IA                                             132      9.029846   to      9.029846             1,190
Hartford Capital Appreciation HLS Fund
 -- Class IA                                          815      5.842259   to      5.842259             4,764
Hartford Dividend and Growth HLS Fund --
 Class IA                                             161      7.160234   to      7.160234             1,151
Hartford Money Market HLS Fund -- Class
 IA                                               323,542      1.150783   to      1.178435           380,935
American Funds Asset Allocation HLS Fund
 -- Class IB                                          304      7.250974   to      7.250974             2,203
American Funds Bond HLS Fund -- Class
 IB                                                 7,354      8.904119   to      8.904119            65,477
American Funds Global Growth and Income
 HLS Fund -- Class IB                                 402      6.006580   to      6.006580             2,413
American Funds Global Small
 Capitalization HLS Fund -- Class IB                3,354      5.053663   to      5.053663            16,952
American Funds Growth HLS Fund -- Class
 IB                                                 8,424      5.832309   to      5.832309            49,131
American Funds Growth-Income HLS Fund --
 Class IB                                           8,376      6.447345   to      6.447345            54,004
American Funds International HLS Fund --
 Class IB                                           5,019      6.039025   to      6.039025            30,310
MFS Core Equity Series -- Class INIT                2,703      4.623096   to      6.259637            16,495
MFS Growth Series -- Class INIT                       948      6.328317   to      6.328317             6,002
MFS Global Equity Series -- Class INIT                874      9.756642   to      9.756642             8,525
MFS High Income Series -- Class INIT               11,539      8.933178   to      9.719249           105,682
MFS Investors Growth Stock Series --
 Class INIT                                         4,510      5.799550   to      6.069512            26,377
MFS Investors Trust Series -- Class
 INIT                                              16,237      6.843588   to      7.994749           124,997
MFS Mid Cap Growth Series -- Class INIT             9,930      3.086991   to      3.172039            30,933
MFS New Discovery Series -- Class INIT             19,922      5.478800   to      9.222129           166,324
MFS Total Return Series -- Class INIT              64,984     10.532912   to     12.666027           749,412
MFS Value Series -- Class INIT                      3,415     12.115417   to     12.358324            42,114
MFS Research Bond Series -- Class INIT              5,898     10.071617   to     10.206932            60,050

#  Rounded unit values

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                      [This page intentionally left blank]

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                  ALLIANCEBERNSTEIN VPS      ALLIANCEBERNSTEIN VPS
                                     BALANCED WEALTH             INTERNATIONAL
                                   STRATEGY PORTFOLIO           VALUE PORTFOLIO
                                     SUB-ACCOUNT (A)            SUB-ACCOUNT (A)
------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $108,069                       $ --
                                      -------------              -------------
EXPENSES:
 Administrative Charges                          --                         --
 Mortality and Expense Risk
  Charges                                   (62,296)                   (80,721)
                                      -------------              -------------
  Total Expense                             (62,296)                   (80,721)
                                      -------------              -------------
  Net investment income (loss)               45,773                    (80,721)
                                      -------------              -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     (18,170)                   (19,512)
 Net realized gain on
  distributions                                  --                         --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (1,820,074)                (5,855,197)
                                      -------------              -------------
  Net gain (loss) on
   investments                           (1,838,244)                (5,874,709)
                                      -------------              -------------
  Net increase (decrease) in
   net assets resulting from
   operations                           $(1,792,471)               $(5,955,430)
                                      =============              =============

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 ALLIANCEBERNSTEIN VPS                                 ALLIANCEBERNSTEIN VPS       AIM V.I.
                                     SMALL/MID CAP          ALLIANCEBERNSTEIN VPS          INTERNATIONAL             BASIC
                                    VALUE PORTFOLIO            VALUE PORTFOLIO           GROWTH PORTFOLIO         VALUE FUND
                                    SUB-ACCOUNT (A)            SUB-ACCOUNT (A)            SUB-ACCOUNT (A)         SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $ --                      $ --                        $ --             $1,330,078
                                     -------------               -----------               -------------        ---------------
EXPENSES:
 Administrative Charges                         --                        --                          --               (238,509)
 Mortality and Expense Risk
  Charges                                  (29,006)                   (3,131)                    (34,583)            (2,816,654)
                                     -------------               -----------               -------------        ---------------
  Total Expense                            (29,006)                   (3,131)                    (34,583)            (3,055,163)
                                     -------------               -----------               -------------        ---------------
  Net investment income
   (loss)                                  (29,006)                   (3,131)                    (34,583)            (1,725,085)
                                     -------------               -----------               -------------        ---------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    (53,665)                  (42,520)                    (57,181)               958,376
 Net realized gain on
  distributions                                 --                        --                          --             28,772,466
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (1,480,725)                 (144,722)                 (2,417,184)          (136,607,630)
                                     -------------               -----------               -------------        ---------------
  Net gain (loss) on
   investments                          (1,534,390)                 (187,242)                 (2,474,365)          (106,876,788)
                                     -------------               -----------               -------------        ---------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(1,563,396)                $(190,373)                $(2,508,948)         $(108,601,873)
                                     =============               ===========               =============        ===============

                                       AIM V.I.             AIM V.I.                  AIM V.I.
                                       CAPITAL                CORE                   GOVERNMENT
                                  APPRECIATION FUND       EQUITY FUND             SECURITIES FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $ --           $5,613,058               $38,957,442
                                    --------------       --------------            --------------
EXPENSES:
 Administrative Charges                   (117,931)            (486,668)               (1,355,973)
 Mortality and Expense Risk
  Charges                               (1,403,087)          (4,785,069)              (15,794,635)
                                    --------------       --------------            --------------
  Total Expense                         (1,521,018)          (5,271,737)              (17,150,608)
                                    --------------       --------------            --------------
  Net investment income
   (loss)                               (1,521,018)             341,321                21,806,834
                                    --------------       --------------            --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (3,915,200)             309,998                 1,314,304
 Net realized gain on
  distributions                                 --                   --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (38,780,714)         (98,061,008)               72,944,964
                                    --------------       --------------            --------------
  Net gain (loss) on
   investments                         (42,695,914)         (97,751,010)               74,259,268
                                    --------------       --------------            --------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(44,216,932)        $(97,409,689)              $96,066,102
                                    ==============       ==============            ==============

(a)  From inception May 1, 2008 to December 31, 2008.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                   AIM V.I.              AIM V.I.
                                 INTERNATIONAL         MID CAP CORE
                                  GROWTH FUND           EQUITY FUND
                                  SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                           $1,163,155            $4,885,446
                                ---------------       ---------------
EXPENSES:
 Administrative Charges                (289,335)             (482,041)
 Mortality and Expense Risk
  Charges                            (3,303,746)           (5,464,015)
                                ---------------       ---------------
  Total Expense                      (3,593,081)           (5,946,056)
                                ---------------       ---------------
  Net investment income (loss)       (2,429,926)           (1,060,610)
                                ---------------       ---------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions              (4,071,882)            3,799,699
 Net realized gain on
  distributions                       2,857,234            35,528,452
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (102,361,003)         (145,753,088)
                                ---------------       ---------------
  Net gain (loss) on
   investments                     (103,575,651)         (106,424,937)
                                ---------------       ---------------
  Net increase (decrease) in
   net assets resulting from
   operations                     $(106,005,577)        $(107,485,547)
                                ===============       ===============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  AIM V.I.             AIM V.I.                AIM V.I.               AIM V.I.
                                 SMALL CAP            LARGE CAP                 CAPITAL            POWERSHARES ETF
                                EQUITY FUND          GROWTH FUND           DEVELOPMENT FUND        ALLOCATION FUND
                                SUB-ACCOUNT          SUB-ACCOUNT              SUB-ACCOUNT          SUB-ACCOUNT (B)
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $ --               $4,840                   $ --                $3,351
                               --------------       --------------            -----------             ---------
EXPENSES:
 Administrative Charges                  (884)             (80,166)                    --                    --
 Mortality and Expense Risk
  Charges                          (2,190,499)            (755,560)               (18,610)                 (259)
                               --------------       --------------            -----------             ---------
  Total Expense                    (2,191,383)            (835,726)               (18,610)                 (259)
                               --------------       --------------            -----------             ---------
  Net investment income
   (loss)                          (2,191,383)            (830,886)               (18,610)                3,092
                               --------------       --------------            -----------             ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions            (4,154,231)            (925,446)               (73,887)                    2
 Net realized gain on
  distributions                       454,849                   --                286,759                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (43,890,450)         (19,534,313)              (905,376)               12,297
                               --------------       --------------            -----------             ---------
  Net gain (loss) on
   investments                    (47,589,832)         (20,459,759)              (692,504)               12,299
                               --------------       --------------            -----------             ---------
  Net increase (decrease) in
   net assets resulting from
   operations                    $(49,781,215)        $(21,290,645)             $(711,114)              $15,391
                               ==============       ==============            ===========             =========

                                                         AMERICAN FUNDS
                                    AMERICAN FUNDS           GLOBAL            AMERICAN FUNDS
                                        GLOBAL             GROWTH AND               ASSET
                                      BOND FUND            INCOME FUND         ALLOCATION FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $12,531,105           $12,496,851           $40,882,586
                                    --------------       ---------------       ---------------
EXPENSES:
 Administrative Charges                         --                    --            (2,892,149)
 Mortality and Expense Risk
  Charges                               (4,438,662)           (9,611,019)          (25,796,515)
                                    --------------       ---------------       ---------------
  Total Expense                         (4,438,662)           (9,611,019)          (28,688,664)
                                    --------------       ---------------       ---------------
  Net investment income
   (loss)                                8,092,443             2,885,832            12,193,922
                                    --------------       ---------------       ---------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (2,833,773)          (12,314,146)              661,831
 Net realized gain on
  distributions                             97,126             4,571,591            70,056,398
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (8,575,835)         (308,497,989)         (666,944,697)
                                    --------------       ---------------       ---------------
  Net gain (loss) on
   investments                         (11,312,482)         (316,240,544)         (596,226,468)
                                    --------------       ---------------       ---------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(3,220,039)        $(313,354,712)        $(584,032,546)
                                    ==============       ===============       ===============

(b) From inception November 10, 2008 to December 31, 2008.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                AMERICAN FUNDS
                                   BLUE CHIP
                                  INCOME AND          AMERICAN FUNDS
                                  GROWTH FUND            BOND FUND
                                  SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                          $20,462,618           $64,854,001
                                ---------------       ---------------
EXPENSES:
 Administrative Charges              (1,558,594)           (2,101,538)
 Mortality and Expense Risk
 Charges                            (16,571,357)          (18,999,965)
                                ---------------       ---------------
  Total Expense                     (18,129,951)          (21,101,503)
                                ---------------       ---------------
  Net investment income (loss)        2,332,667            43,752,498
                                ---------------       ---------------
NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
 security transactions                4,383,906            (9,207,960)
 Net realized gain on
 distributions                       71,975,182             3,100,746
 Net unrealized appreciation
 (depreciation) of investments
 during the year                   (549,756,646)         (175,743,640)
                                ---------------       ---------------
  Net gain (loss) on
  investments                      (473,397,558)         (181,850,854)
                                ---------------       ---------------
  Net increase (decrease) in
  net assets resulting from
  operations                      $(471,064,891)        $(138,098,356)
                                ===============       ===============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                               AMERICAN FUNDS
                                   GLOBAL             AMERICAN FUNDS               AMERICAN FUNDS              AMERICAN FUNDS
                                 GROWTH FUND            GROWTH FUND              GROWTH-INCOME FUND          INTERNATIONAL FUND
                                 SUB-ACCOUNT            SUB-ACCOUNT                  SUB-ACCOUNT                 SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                         $11,563,773             $28,117,991                  $60,818,280                $20,114,344
                               ---------------       -----------------            -----------------            ---------------
EXPENSES:
 Administrative Charges             (1,172,272)             (6,208,278)                  (6,265,088)                (1,873,860)
 Mortality and Expense Risk
 Charges                           (10,544,980)            (57,460,835)                 (56,976,941)               (17,321,537)
                               ---------------       -----------------            -----------------            ---------------
  Total Expense                    (11,717,252)            (63,669,113)                 (63,242,029)               (19,195,397)
                               ---------------       -----------------            -----------------            ---------------
  Net investment income
  (loss)                              (153,479)            (35,551,122)                  (2,423,749)                   918,947
                               ---------------       -----------------            -----------------            ---------------
NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
 security transactions              (3,878,884)              7,888,972                   (8,740,254)                (3,931,138)
 Net realized gain on
 distributions                      58,242,217             410,919,523                  244,340,037                150,141,950
 Net unrealized appreciation
 (depreciation) of
 investments during the year      (377,568,469)         (2,326,648,909)              (1,923,192,620)              (726,914,412)
                               ---------------       -----------------            -----------------            ---------------
  Net gain (loss) on
  investments                     (323,205,136)         (1,907,840,414)              (1,687,592,837)              (580,703,600)
                               ---------------       -----------------            -----------------            ---------------
  Net increase (decrease) in
  net assets resulting from
  operations                     $(323,358,615)        $(1,943,391,536)             $(1,690,016,586)             $(579,784,653)
                               ===============       =================            =================            ===============

                                                               AMERICAN FUNDS             FIDELITY VIP
                                    AMERICAN FUNDS              GLOBAL SMALL                 GROWTH
                                    NEW WORLD FUND           CAPITALIZATION FUND            PORTFOLIO
                                      SUB-ACCOUNT                SUB-ACCOUNT             SUB-ACCOUNT (A)
-----------------------------  -----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $6,501,612                       $ --                  $19,243
                                    ---------------            ---------------            -------------
EXPENSES:
 Administrative Charges                    (795,003)                  (795,775)                      --
 Mortality and Expense Risk
 Charges                                 (7,310,637)                (7,335,664)                 (21,359)
                                    ---------------            ---------------            -------------
  Total Expense                          (8,105,640)                (8,131,439)                 (21,359)
                                    ---------------            ---------------            -------------
  Net investment income
  (loss)                                 (1,604,028)                (8,131,439)                  (2,116)
                                    ---------------            ---------------            -------------
NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
 security transactions                  (14,811,650)               (10,014,277)                (279,853)
 Net realized gain on
 distributions                           37,714,684                 64,077,595                       --
 Net unrealized appreciation
 (depreciation) of
 investments during the year           (266,024,429)              (366,185,974)                (810,462)
                                    ---------------            ---------------            -------------
  Net gain (loss) on
  investments                          (243,121,395)              (312,122,656)              (1,090,315)
                                    ---------------            ---------------            -------------
  Net increase (decrease) in
  net assets resulting from
  operations                          $(244,725,423)             $(320,254,095)             $(1,092,431)
                                    ===============            ===============            =============

(a)  From inception May 1, 2008 to December 31, 2008.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                     FIDELITY VIP           FIDELITY VIP
                                      CONTRAFUND               MID CAP
                                      PORTFOLIO               PORTFOLIO
                                   SUB-ACCOUNT (A)         SUB-ACCOUNT (A)
-----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $457,429                $39,709
                                     ------------            -----------
EXPENSES:
 Administrative Charges                        --                     --
 Mortality and Expense Risk
  Charges                                (225,838)              (139,856)
                                     ------------            -----------
  Total Expense                          (225,838)              (139,856)
                                     ------------            -----------
  Net investment income (loss)            231,591               (100,147)
                                     ------------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   (14,832)               (48,138)
 Net realized gain on
  distributions                                --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (12,407,324)            (7,007,190)
                                     ------------            -----------
  Net gain (loss) on
   investments                        (12,422,156)            (7,055,328)
                                     ------------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                        $(12,190,565)           $(7,155,475)
                                     ============            ===========

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                       FIDELITY VIP         FRANKLIN
                                  FIDELITY VIP        DYNAMIC CAPITAL        RISING               FRANKLIN
                                VALUE STRATEGIES       APPRECIATION         DIVIDENDS              INCOME
                                    PORTFOLIO            PORTFOLIO       SECURITIES FUND       SECURITIES FUND
                                 SUB-ACCOUNT (A)      SUB-ACCOUNT (A)      SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $18,964               $5,993          $16,183,886          $125,025,917
                                    ---------            ---------        -------------         -------------
EXPENSES:
 Administrative Charges                    --                   --           (1,326,135)           (3,767,246)
 Mortality and Expense Risk
  Charges                             (11,397)              (8,684)         (14,211,197)          (36,997,979)
                                    ---------            ---------        -------------         -------------
  Total Expense                       (11,397)              (8,684)         (15,537,332)          (40,765,225)
                                    ---------            ---------        -------------         -------------
  Net investment income
   (loss)                               7,567               (2,691)             646,554            84,260,692
                                    ---------            ---------        -------------         -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (8,453)                (640)         (21,743,172)          (57,543,373)
 Net realized gain on
  distributions                            --                   --            6,986,001            52,340,937
 Net unrealized appreciation
  (depreciation) of
  investments during the year        (903,634)            (394,893)        (270,079,949)         (893,625,898)
                                    ---------            ---------        -------------         -------------
  Net gain (loss) on
   investments                       (912,087)            (395,533)        (284,837,120)         (898,828,334)
                                    ---------            ---------        -------------         -------------
  Net increase (decrease) in
   net assets resulting from
   operations                       $(904,520)           $(398,224)       $(284,190,566)        $(814,567,642)
                                    =========            =========        =============         =============

                                      FRANKLIN                FRANKLIN            FRANKLIN
                                     LARGE CAP                 GLOBAL           SMALL-MID CAP
                                       GROWTH               REAL ESTATE            GROWTH
                                  SECURITIES FUND         SECURITIES FUND      SECURITIES FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $2,309,551                $160,906                 $ --
                                    ------------            ------------        -------------
EXPENSES:
 Administrative Charges                 (282,747)                (25,731)            (538,538)
 Mortality and Expense Risk
  Charges                             (3,076,413)               (232,871)          (5,177,768)
                                    ------------            ------------        -------------
  Total Expense                       (3,359,160)               (258,602)          (5,716,306)
                                    ------------            ------------        -------------
  Net investment income
   (loss)                             (1,049,609)                (97,696)          (5,716,306)
                                    ------------            ------------        -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions               (3,961,919)                (48,711)          (1,883,721)
 Net realized gain on
  distributions                       11,876,098               4,394,600           40,195,041
 Net unrealized appreciation
  (depreciation) of
  investments during the year        (82,734,143)            (12,422,132)        (200,263,894)
                                    ------------            ------------        -------------
  Net gain (loss) on
   investments                       (74,819,964)             (8,076,243)        (161,952,574)
                                    ------------            ------------        -------------
  Net increase (decrease) in
   net assets resulting from
   operations                       $(75,869,573)            $(8,173,939)       $(167,668,880)
                                    ============            ============        =============

(a)  From inception May 1, 2008 to December 31, 2008.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                          FRANKLIN             FRANKLIN
                                         SMALL CAP             STRATEGIC
                                           VALUE                INCOME
                                      SECURITIES FUND       SECURITIES FUND
                                        SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                   $123,475           $50,754,172
                                       --------------       ---------------
EXPENSES:
 Administrative Charges                            --            (1,238,630)
 Mortality and Expense Risk
  Charges                                    (378,008)          (11,708,814)
                                       --------------       ---------------
  Total Expense                              (378,008)          (12,947,444)
                                       --------------       ---------------
  Net investment income (loss)               (254,533)           37,806,728
                                       --------------       ---------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                      (868,588)           (7,505,399)
 Net realized gain on
  distributions                               832,610             1,757,227
 Net unrealized appreciation
  (depreciation) of investments
  during the year                         (19,062,523)         (130,248,375)
                                       --------------       ---------------
  Net gain (loss) on investments          (19,098,501)         (135,996,547)
                                       --------------       ---------------
  Net increase (decrease) in net
   assets resulting from
   operations                            $(19,353,034)         $(98,189,819)
                                       ==============       ===============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                       TEMPLETON
                                                      DEVELOPING            TEMPLETON              TEMPLETON
                                MUTUAL SHARES           MARKETS              FOREIGN              GLOBAL ASSET
                               SECURITIES FUND      SECURITIES FUND      SECURITIES FUND        ALLOCATION FUND
                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT            SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                        $47,232,190           $6,361,948          $13,888,502             $1,234,792
                               --------------       --------------       --------------           ------------
EXPENSES:
 Administrative Charges            (2,751,771)            (360,393)          (1,002,149)               (18,419)
 Mortality and Expense Risk
  Charges                         (24,943,847)          (3,438,641)          (9,746,187)              (158,064)
                               --------------       --------------       --------------           ------------
  Total Expense                   (27,695,618)          (3,799,034)         (10,748,336)              (176,483)
                               --------------       --------------       --------------           ------------
  Net investment income
   (loss)                          19,536,572            2,562,914            3,140,166              1,058,309
                               --------------       --------------       --------------           ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions           (12,345,623)          (9,485,838)             389,461               (333,153)
 Net realized gain on
  distributions                    67,060,345           42,205,150           56,836,785              1,544,735
 Net unrealized appreciation
  (depreciation) of
  investments during the year    (795,078,866)        (182,579,292)        (356,503,462)            (5,633,297)
                               --------------       --------------       --------------           ------------
  Net gain (loss) on
   investments                   (740,364,144)        (149,859,980)        (299,277,216)            (4,421,715)
                               --------------       --------------       --------------           ------------
  Net increase (decrease) in
   net assets resulting from
   operations                   $(720,827,572)       $(147,297,066)       $(296,137,050)           $(3,363,406)
                               ==============       ==============       ==============           ============

                                                                                  FRANKLIN
                                  TEMPLETON                                       FLEX CAP
                                   GROWTH              MUTUAL DISCOVERY            GROWTH
                               SECURITIES FUND         SECURITIES FUND         SECURITIES FUND
                                 SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                        $15,102,027              $14,862,159                $62,213
                               --------------           --------------          -------------
EXPENSES:
 Administrative Charges            (1,482,181)                (993,293)               (99,842)
 Mortality and Expense Risk
  Charges                         (13,630,817)             (10,271,539)              (886,571)
                               --------------           --------------          -------------
  Total Expense                   (15,112,998)             (11,264,832)              (986,413)
                               --------------           --------------          -------------
  Net investment income
   (loss)                             (10,971)               3,597,327               (924,200)
                               --------------           --------------          -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions           (27,511,248)              (7,809,838)            (2,145,515)
 Net realized gain on
  distributions                    59,479,654               27,783,703                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year    (489,195,450)            (251,093,928)           (21,196,104)
                               --------------           --------------          -------------
  Net gain (loss) on
   investments                   (457,227,044)            (231,120,063)           (23,341,619)
                               --------------           --------------          -------------
  Net increase (decrease) in
   net assets resulting from
   operations                   $(457,238,015)           $(227,522,736)          $(24,265,819)
                               ==============           ==============          =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                        FRANKLIN
                                       LARGE CAP                TEMPLETON
                                         VALUE                GLOBAL INCOME
                                    SECURITIES FUND          SECURITIES FUND
                                      SUB-ACCOUNT            SUB-ACCOUNT (A)
--------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $ --                $146,343
                                     --------------            ------------
EXPENSES:
 Administrative Charges                     (51,318)                     --
 Mortality and Expense Risk
  Charges                                  (449,601)               (181,702)
                                     --------------            ------------
  Total Expense                            (500,919)               (181,702)
                                     --------------            ------------
  Net investment income (loss)             (500,919)                (35,359)
                                     --------------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (1,366,819)                (38,793)
 Net realized gain on
  distributions                                  --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (10,506,661)              1,311,114
                                     --------------            ------------
  Net gain (loss) on
   investments                          (11,873,480)              1,272,321
                                     --------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(12,374,399)             $1,236,962
                                     ==============            ============

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                         HARTFORD                 HARTFORD                  HARTFORD
                                  HARTFORD               LARGECAP                  TOTAL                    CAPITAL
                                  ADVISERS                GROWTH                RETURN BOND               APPRECIATION
                                  HLS FUND               HLS FUND                 HLS FUND                  HLS FUND
                               SUB-ACCOUNT (A)        SUB-ACCOUNT (A)         SUB-ACCOUNT (A)           SUB-ACCOUNT (A)
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                          $128,538                 $6,119               $14,304,519                $6,495,347
                                 -----------            -----------            --------------            --------------
EXPENSES:
 Administrative Charges                   --                     --                        --                        --
 Mortality and Expense
  Risk Charges                       (17,395)                (3,448)                 (926,841)               (1,139,928)
                                 -----------            -----------            --------------            --------------
  Total Expense                      (17,395)                (3,448)                 (926,841)               (1,139,928)
                                 -----------            -----------            --------------            --------------
  Net investment income
   (loss)                            111,143                  2,671                13,377,678                 5,355,419
                                 -----------            -----------            --------------            --------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions               (53)                (7,964)                 (446,529)                  (52,500)
 Net realized gain on
  distributions                        3,186                  8,295                        --                 3,034,873
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                              (721,041)              (195,785)              (20,994,173)              (77,645,760)
                                 -----------            -----------            --------------            --------------
  Net gain (loss) on
   investments                      (717,908)              (195,454)              (21,440,702)              (74,663,387)
                                 -----------            -----------            --------------            --------------
  Net increase (decrease)
   in net assets resulting
   from operations                 $(606,765)             $(192,783)              $(8,063,024)             $(69,307,968)
                                 ===========            ===========            ==============            ==============

                                    HARTFORD                HARTFORD
                                    DIVIDEND               FUNDAMENTAL            HARTFORD
                                   AND GROWTH                GROWTH             GLOBAL EQUITY
                                    HLS FUND                HLS FUND              HLS FUND
                                SUB-ACCOUNT (A)          SUB-ACCOUNT (A)       SUB-ACCOUNT (A)
--------------------------  --------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                           $4,180,289                 $1,467               $1,675
                                 --------------            -----------            ---------
EXPENSES:
 Administrative Charges                      --                     --                   --
 Mortality and Expense
  Risk Charges                         (648,838)                (9,307)                (935)
                                 --------------            -----------            ---------
  Total Expense                        (648,838)                (9,307)                (935)
                                 --------------            -----------            ---------
  Net investment income
   (loss)                             3,531,451                 (7,840)                 740
                                 --------------            -----------            ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions              (11,918)              (119,399)                (651)
 Net realized gain on
  distributions                         312,292                 65,612                   --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                              (26,949,432)              (357,005)             (49,681)
                                 --------------            -----------            ---------
  Net gain (loss) on
   investments                      (26,649,058)              (410,792)             (50,332)
                                 --------------            -----------            ---------
  Net increase (decrease)
   in net assets resulting
   from operations                 $(23,117,607)             $(418,632)            $(49,592)
                                 ==============            ===========            =========

(a)  From inception May 1, 2008 to December 31, 2008.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                              HARTFORD
                                      HARTFORD               DISCIPLINED
                                    GLOBAL GROWTH              EQUITY
                                      HLS FUND                HLS FUND
                                   SUB-ACCOUNT (A)         SUB-ACCOUNT (A)
------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $6,922                 $372,756
                                     -----------            -------------
EXPENSES:
 Administrative Charges                       --                       --
 Mortality and Expense Risk
  Charges                                 (4,195)                (128,065)
                                     -----------            -------------
  Total Expense                           (4,195)                (128,065)
                                     -----------            -------------
  Net investment income (loss)             2,727                  244,691
                                     -----------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (17,226)                  (9,786)
 Net realized gain on
  distributions                            7,400                  341,832
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (289,499)              (5,726,174)
                                     -----------            -------------
  Net gain (loss) on
   investments                          (299,325)              (5,394,128)
                                     -----------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(296,598)             $(5,149,437)
                                     ===========            =============

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                         HARTFORD                                    HARTFORD
                                    HARTFORD              GROWTH               HARTFORD           INTERNATIONAL
                                     GROWTH            OPPORTUNITIES          HIGH YIELD              GROWTH
                                    HLS FUND             HLS FUND              HLS FUND              HLS FUND
                                SUB-ACCOUNT (A)       SUB-ACCOUNT (A)       SUB-ACCOUNT (A)      SUB-ACCOUNT (A)
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $9,371               $260,603             $360,179               $33,164
                                   ----------          -------------          -----------          ------------
EXPENSES:
 Administrative Charges                    --                     --                   --                    --
 Mortality and Expense Risk
  Charges                              (9,674)              (237,955)             (15,573)              (12,940)
                                   ----------          -------------          -----------          ------------
  Total Expense                        (9,674)              (237,955)             (15,573)              (12,940)
                                   ----------          -------------          -----------          ------------
  Net investment income
   (loss)                                (303)                22,648              344,606                20,224
                                   ----------          -------------          -----------          ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (3,584)               (15,276)              (5,299)              (12,632)
 Net realized gain on
  distributions                         7,933                275,781                   --                26,042
 Net unrealized appreciation
  (depreciation) of
  investments during the year        (462,524)           (13,936,614)            (843,091)           (1,051,595)
                                   ----------          -------------          -----------          ------------
  Net gain (loss) on
   investments                       (458,175)           (13,676,109)            (848,390)           (1,038,185)
                                   ----------          -------------          -----------          ------------
  Net increase (decrease) in
   net assets resulting from
   operations                       $(458,478)          $(13,653,461)           $(503,784)          $(1,017,961)
                                   ==========          =============          ===========          ============

                                     HARTFORD             HARTFORD
                                  INTERNATIONAL            MIDCAP           HARTFORD
                                  OPPORTUNITIES            GROWTH         MONEY MARKET
                                     HLS FUND             HLS FUND          HLS FUND
                                 SUB-ACCOUNT (A)       SUB-ACCOUNT (A)     SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $361,375              $11,394        $21,423,908
                                   ------------          -----------      -------------
EXPENSES:
 Administrative Charges                      --                   --         (1,921,154)
 Mortality and Expense Risk
  Charges                               (65,999)             (10,281)       (19,002,182)
                                   ------------          -----------      -------------
  Total Expense                         (65,999)             (10,281)       (20,923,336)
                                   ------------          -----------      -------------
  Net investment income
   (loss)                               295,376                1,113            500,572
                                   ------------          -----------      -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (14,278)              (2,681)               489
 Net realized gain on
  distributions                          77,011                3,009                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        (3,611,689)            (638,922)                --
                                   ------------          -----------      -------------
  Net gain (loss) on
   investments                       (3,548,956)            (638,594)               489
                                   ------------          -----------      -------------
  Net increase (decrease) in
   net assets resulting from
   operations                       $(3,253,580)           $(637,481)          $501,061
                                   ============          ===========      =============

(a)  From inception May 1, 2008 to December 31, 2008.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                      HARTFORD              HARTFORD
                                    SMALL COMPANY        SMALLCAP GROWTH
                                      HLS FUND              HLS FUND
                                   SUB-ACCOUNT (A)       SUB-ACCOUNT (A)
--------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $8,294               $4,066
                                     -----------            ---------
EXPENSES:
 Administrative Charges                       --                   --
 Mortality and Expense Risk
  Charges                                (33,535)              (6,808)
                                     -----------            ---------
  Total Expense                          (33,535)              (6,808)
                                     -----------            ---------
  Net investment income (loss)           (25,241)              (2,742)
                                     -----------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   (3,144)             (13,834)
 Net realized gain on
  distributions                            2,944                1,641
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (1,798,281)            (295,509)
                                     -----------            ---------
  Net gain (loss) on
   investments                        (1,798,481)            (307,702)
                                     -----------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                        $(1,823,722)           $(310,444)
                                     ===========            =========

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                          HARTFORD                                   HARTFORD
                                    HARTFORD           U.S. GOVERNMENT          HARTFORD               VALUE
                                      STOCK              SECURITIES               VALUE            OPPORTUNITIES
                                    HLS FUND              HLS FUND              HLS FUND             HLS FUND
                                 SUB-ACCOUNT (A)       SUB-ACCOUNT (A)       SUB-ACCOUNT (A)      SUB-ACCOUNT (A)
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $21,056             $1,046,574              $79,611              $39,998
                                    ---------            -----------            ---------            ---------
EXPENSES:
 Administrative Charges                    --                     --                   --                   --
 Mortality and Expense Risk
  Charges                              (5,306)              (102,454)             (21,632)              (7,945)
                                    ---------            -----------            ---------            ---------
  Total Expense                        (5,306)              (102,454)             (21,632)              (7,945)
                                    ---------            -----------            ---------            ---------
  Net investment income
   (loss)                              15,750                944,120               57,979               32,053
                                    ---------            -----------            ---------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions               (49,931)                (2,849)             (85,213)              (6,367)
 Net realized gain on
  distributions                         1,959                     --               62,880                  575
 Net unrealized appreciation
  (depreciation) of
  investments during the year        (274,779)            (1,137,029)            (820,050)            (382,856)
                                    ---------            -----------            ---------            ---------
  Net gain (loss) on
   investments                       (322,751)            (1,139,878)            (842,383)            (388,648)
                                    ---------            -----------            ---------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                       $(307,001)             $(195,758)           $(784,404)           $(356,595)
                                    =========            ===========            =========            =========

                                    HARTFORD                                  AMERICAN FUNDS
                                     EQUITY            AMERICAN FUNDS        BLUE CHIP INCOME
                                     INCOME           ASSET ALLOCATION          AND GROWTH
                                    HLS FUND              HLS FUND               HLS FUND
                                 SUB-ACCOUNT (A)       SUB-ACCOUNT (A)        SUB-ACCOUNT (A)
-----------------------------  -----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $59,985                   $ --                   $ --
                                    ---------            -----------            -----------
EXPENSES:
 Administrative Charges                    --                     --                     --
 Mortality and Expense Risk
  Charges                              (7,283)              (119,747)               (53,538)
                                    ---------            -----------            -----------
  Total Expense                        (7,283)              (119,747)               (53,538)
                                    ---------            -----------            -----------
  Net investment income
   (loss)                              52,702               (119,747)               (53,538)
                                    ---------            -----------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (3,599)               (14,434)               (45,975)
 Net realized gain on
  distributions                         6,349                     --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        (221,963)            (3,808,069)            (1,999,630)
                                    ---------            -----------            -----------
  Net gain (loss) on
   investments                       (219,213)            (3,822,503)            (2,045,605)
                                    ---------            -----------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                       $(166,511)           $(3,942,250)           $(2,099,143)
                                    =========            ===========            ===========

(a)  From inception May 1, 2008 to December 31, 2008.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                    AMERICAN FUNDS          AMERICAN FUNDS
                                         BOND                 GLOBAL BOND
                                       HLS FUND                HLS FUND
                                    SUB-ACCOUNT (A)         SUB-ACCOUNT (A)
------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $ --                   $ --
                                     -------------            -----------
EXPENSES:
 Administrative Charges                         --                     --
 Mortality and Expense Risk
  Charges                                 (260,714)              (104,167)
                                     -------------            -----------
  Total Expense                           (260,714)              (104,167)
                                     -------------            -----------
  Net investment income (loss)            (260,714)              (104,167)
                                     -------------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    (67,226)               (32,589)
 Net realized gain on
  distributions                                 --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (2,310,671)               449,697
                                     -------------            -----------
  Net gain (loss) on
   investments                          (2,377,897)               417,108
                                     -------------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(2,638,611)              $312,941
                                     =============            ===========

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    AMERICAN FUNDS                                    AMERICAN FUNDS
                                    GLOBAL GROWTH            AMERICAN FUNDS            GLOBAL SMALL             AMERICAN FUNDS
                                      AND INCOME              GLOBAL GROWTH           CAPITALIZATION                GROWTH
                                       HLS FUND                 HLS FUND                 HLS FUND                  HLS FUND
                                   SUB-ACCOUNT (A)           SUB-ACCOUNT (A)          SUB-ACCOUNT (A)          SUB-ACCOUNT (A)
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $ --                     $ --                     $ --                $1,256,068
                                    --------------            -------------            -------------            --------------
EXPENSES:
 Administrative Charges                         --                       --                       --                        --
 Mortality and Expense Risk
  Charges                                 (209,702)                 (98,303)                 (90,127)                 (594,889)
                                    --------------            -------------            -------------            --------------
  Total Expense                           (209,702)                 (98,303)                 (90,127)                 (594,889)
                                    --------------            -------------            -------------            --------------
  Net investment income
   (loss)                                 (209,702)                 (98,303)                 (90,127)                  661,179
                                    --------------            -------------            -------------            --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    (31,105)                  (8,659)                 (14,308)                 (143,745)
 Net realized gain on
  distributions                                 --                       --                       --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (10,050,615)              (4,244,309)              (6,602,681)              (34,175,982)
                                    --------------            -------------            -------------            --------------
  Net gain (loss) on
   investments                         (10,081,720)              (4,252,968)              (6,616,989)              (34,319,727)
                                    --------------            -------------            -------------            --------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(10,291,422)             $(4,351,271)             $(6,707,116)             $(33,658,548)
                                    ==============            =============            =============            ==============


                                    AMERICAN FUNDS            AMERICAN FUNDS           AMERICAN FUNDS
                                    GROWTH-INCOME             INTERNATIONAL               NEW WORLD
                                       HLS FUND                  HLS FUND                 HLS FUND
                                   SUB-ACCOUNT (A)           SUB-ACCOUNT (A)           SUB-ACCOUNT (A)
-----------------------------  ---------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $982,125                      $ --                     $ --
                                    --------------            --------------            -------------
EXPENSES:
 Administrative Charges                         --                        --                       --
 Mortality and Expense Risk
  Charges                                 (337,684)                 (339,971)                (123,812)
                                    --------------            --------------            -------------
  Total Expense                           (337,684)                 (339,971)                (123,812)
                                    --------------            --------------            -------------
  Net investment income
   (loss)                                  644,441                  (339,971)                (123,812)
                                    --------------            --------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    (99,470)                  (16,962)                 (54,071)
 Net realized gain on
  distributions                                 --                        --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (15,547,197)              (15,876,273)              (6,311,128)
                                    --------------            --------------            -------------
  Net gain (loss) on
   investments                         (15,646,667)              (15,893,235)              (6,365,199)
                                    --------------            --------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(15,002,226)             $(16,233,206)             $(6,489,011)
                                    ==============            ==============            =============

(a)  From inception May 1, 2008 to December 31, 2008.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                     LORD ABBETT             LORD ABBETT
                                   AMERICA'S VALUE         BOND-DEBENTURE
                                      PORTFOLIO               PORTFOLIO
                                   SUB-ACCOUNT (A)         SUB-ACCOUNT (A)
------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $143,472               $1,893,646
                                     -----------            -------------
EXPENSES:
 Administrative Charges                       --                       --
 Mortality and Expense Risk
  Charges                                (12,335)                (130,422)
                                     -----------            -------------
  Total Expense                          (12,335)                (130,422)
                                     -----------            -------------
  Net investment income (loss)           131,137                1,763,224
                                     -----------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     (215)                  (6,078)
 Net realized gain on
  distributions                           86,110                   71,933
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (508,574)              (4,543,960)
                                     -----------            -------------
  Net gain (loss) on
   investments                          (422,679)              (4,478,105)
                                     -----------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(291,542)             $(2,714,881)
                                     ===========            =============

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     LORD ABBETT
                                      GROWTH &
                                       INCOME              MFS CORE                 MFS GROWTH           MFS GLOBAL
                                      PORTFOLIO         EQUITY SERIES                 SERIES           EQUITY SERIES
                                   SUB-ACCOUNT (A)       SUB-ACCOUNT             SUB-ACCOUNT (C)        SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $140,842             $259,355                  $125,221             $345,679
                                    -------------       --------------            --------------       --------------
EXPENSES:
 Administrative Charges                        --              (52,187)                  (98,845)             (54,759)
 Mortality and Expense Risk
  Charges                                 (34,423)            (484,775)                 (961,751)            (523,378)
                                    -------------       --------------            --------------       --------------
  Total Expense                           (34,423)            (536,962)               (1,060,596)            (578,137)
                                    -------------       --------------            --------------       --------------
  Net investment income
   (loss)                                 106,419             (277,607)                 (935,375)            (232,458)
                                    -------------       --------------            --------------       --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    (5,108)          (1,970,029)               (3,834,854)            (715,444)
 Net realized gain on
  distributions                            32,972                   --                        --            2,862,518
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (1,598,587)         (13,142,604)              (22,539,511)         (14,928,081)
                                    -------------       --------------            --------------       --------------
  Net gain (loss) on
   investments                         (1,570,723)         (15,112,633)              (26,374,365)         (12,781,007)
                                    -------------       --------------            --------------       --------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(1,464,304)        $(15,390,240)             $(27,309,740)        $(13,013,465)
                                    =============       ==============            ==============       ==============


                                                    MFS INVESTORS
                                  MFS HIGH              GROWTH            MFS INVESTORS
                               INCOME SERIES         STOCK SERIES         TRUST SERIES
                                SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                        $16,350,861             $436,797            $3,784,908
                               --------------       --------------       ---------------
EXPENSES:
 Administrative Charges              (295,735)            (122,698)             (779,269)
 Mortality and Expense Risk
  Charges                          (2,867,695)          (1,146,303)           (7,475,723)
                               --------------       --------------       ---------------
  Total Expense                    (3,163,430)          (1,269,001)           (8,254,992)
                               --------------       --------------       ---------------
  Net investment income
   (loss)                          13,187,431             (832,204)           (4,470,084)
                               --------------       --------------       ---------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions            (4,089,200)            (784,450)           (4,599,579)
 Net realized gain on
  distributions                            --            3,569,725            31,251,603
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (62,309,702)         (34,199,670)         (200,868,397)
                               --------------       --------------       ---------------
  Net gain (loss) on
   investments                    (66,398,902)         (31,414,395)         (174,216,373)
                               --------------       --------------       ---------------
  Net increase (decrease) in
   net assets resulting from
   operations                    $(53,211,471)        $(32,246,599)        $(178,686,457)
                               ==============       ==============       ===============

(a)  From inception May 1, 2008 to December 31, 2008.

(c)  Formerly MFS Emerging Growth Series. Change effective May 1, 2008.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                 MFS MID CAP                  MFS NEW
                                GROWTH SERIES            DISCOVERY SERIES
                                 SUB-ACCOUNT                SUB-ACCOUNT
------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $ --                       $ --
                                --------------            ---------------
EXPENSES:
 Administrative Charges               (174,656)                  (444,969)
 Mortality and Expense Risk
  Charges                           (1,704,619)                (4,290,218)
                                --------------            ---------------
  Total Expense                     (1,879,275)                (4,735,187)
                                --------------            ---------------
  Net investment income (loss)      (1,879,275)                (4,735,187)
                                --------------            ---------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions             (1,724,878)                (4,222,284)
 Net realized gain on
  distributions                     13,637,605                 52,338,855
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (74,955,398)              (168,003,432)
                                --------------            ---------------
  Net gain (loss) on
   investments                     (63,042,671)              (119,886,861)
                                --------------            ---------------
  Net increase (decrease) in
   net assets resulting from
   operations                     $(64,921,946)             $(124,622,048)
                                ==============            ===============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  MFS TOTAL             MFS VALUE               MFS RESEARCH              MFS RESEARCH
                                RETURN SERIES            SERIES                  BOND SERIES          INTERNATIONAL SERIES
                                 SUB-ACCOUNT           SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                         $41,543,231            $3,215,350               $3,688,094                  $430,095
                               ---------------       ---------------            -------------            --------------
EXPENSES:
 Administrative Charges             (2,281,952)             (388,981)                (222,529)                 (110,519)
 Mortality and Expense Risk
  Charges                          (20,757,326)           (4,251,943)              (2,030,137)                 (991,612)
                               ---------------       ---------------            -------------            --------------
  Total Expense                    (23,039,278)           (4,640,924)              (2,252,666)               (1,102,131)
                               ---------------       ---------------            -------------            --------------
  Net investment income
   (loss)                           18,503,953            (1,425,574)               1,435,428                  (672,036)
                               ---------------       ---------------            -------------            --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions            (17,704,444)           (3,201,201)                (530,750)               (1,509,091)
 Net realized gain on
  distributions                     82,284,071            10,849,445                       --                 2,479,360
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (426,676,736)         (115,859,826)              (6,493,585)              (35,428,685)
                               ---------------       ---------------            -------------            --------------
  Net gain (loss) on
   investments                    (362,097,109)         (108,211,582)              (7,024,335)              (34,458,416)
                               ---------------       ---------------            -------------            --------------
  Net increase (decrease) in
   net assets resulting from
   operations                    $(343,593,156)        $(109,637,156)             $(5,588,907)             $(35,130,452)
                               ===============       ===============            =============            ==============

                                                          BLACKROCK              BLACKROCK
                                MFS RESEARCH               GLOBAL                LARGE CAP
                                   SERIES             GROWTH V.I. FUND       GROWTH V.I. FUND
                                SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                           $240,527                 $4,092                 $6,713
                               --------------            -----------            -----------
EXPENSES:
 Administrative Charges               (74,473)                (1,952)                (2,523)
 Mortality and Expense Risk
  Charges                            (524,397)               (20,212)               (27,955)
                               --------------            -----------            -----------
  Total Expense                      (598,870)               (22,164)               (30,478)
                               --------------            -----------            -----------
  Net investment income
   (loss)                            (358,343)               (18,072)               (23,765)
                               --------------            -----------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions            (1,090,300)                20,476                 31,608
 Net realized gain on
  distributions                            --                     --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (13,679,938)              (731,644)              (821,487)
                               --------------            -----------            -----------
  Net gain (loss) on
   investments                    (14,770,238)              (711,168)              (789,879)
                               --------------            -----------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                    $(15,128,581)             $(729,240)             $(813,644)
                               ==============            ===========            ===========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                    VAN KAMPEN --           VAN KAMPEN --
                                  UIF INTERNATIONAL          UIF MID CAP
                                    GROWTH EQUITY              GROWTH
                                      PORTFOLIO               PORTFOLIO
                                     SUB-ACCOUNT           SUB-ACCOUNT (A)
------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                   $21                  $16,681
                                     -----------            -------------
EXPENSES:
 Administrative Charges                       --                       --
 Mortality and Expense Risk
  Charges                                (11,447)                 (50,707)
                                     -----------            -------------
  Total Expense                          (11,447)                 (50,707)
                                     -----------            -------------
  Net investment income (loss)           (11,426)                 (34,026)
                                     -----------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (18,792)                 (12,601)
 Net realized gain on
  distributions                            1,581                  636,081
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (368,283)              (3,935,270)
                                     -----------            -------------
  Net gain (loss) on
   investments                          (385,494)              (3,311,790)
                                     -----------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(396,920)             $(3,345,816)
                                     ===========            =============

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 VAN KAMPEN --                                 MORGAN STANLEY --       MORGAN STANLEY --
                                   UIF U.S.            MORGAN STANLEY --            CAPITAL                 MID CAP
                                 MID CAP VALUE           FOCUS GROWTH            OPPORTUNITIES              GROWTH
                                   PORTFOLIO               PORTFOLIO               PORTFOLIO               PORTFOLIO
                                  SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT (D)
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $28,684                   $537                     $ --                 $2,986
                                 -------------            -----------            -------------            -----------
EXPENSES:
 Administrative Charges                     --                 (1,536)                  (6,617)                (1,256)
 Mortality and Expense
  Risk Charges                         (71,673)               (11,367)                 (50,289)                (9,621)
                                 -------------            -----------            -------------            -----------
  Total Expense                        (71,673)               (12,903)                 (56,906)               (10,877)
                                 -------------            -----------            -------------            -----------
  Net investment income
   (loss)                              (42,989)               (12,366)                 (56,906)                (7,891)
                                 -------------            -----------            -------------            -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions             (20,311)               (21,384)                 (30,658)               (10,098)
 Net realized gain on
  distributions                      1,202,728                     --                       --                     --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                              (3,767,213)              (513,891)              (1,967,825)              (370,759)
                                 -------------            -----------            -------------            -----------
  Net gain (loss) on
   investments                      (2,584,796)              (535,275)              (1,998,483)              (380,857)
                                 -------------            -----------            -------------            -----------
  Net increase (decrease)
   in net assets resulting
   from operations                 $(2,627,785)             $(547,641)             $(2,055,389)             $(388,748)
                                 =============            ===========            =============            ===========

                                                     MORGAN STANLEY --
                              MORGAN STANLEY --          DIVIDEND           MORGAN STANLEY --
                               FLEXIBLE INCOME            GROWTH              GLOBAL EQUITY
                                  PORTFOLIO              PORTFOLIO              PORTFOLIO
                                 SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------  -------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                           $16,575                 $1,152                 $4,196
                                 -----------            -----------            -----------
EXPENSES:
 Administrative Charges               (1,578)                  (608)                (1,117)
 Mortality and Expense
  Risk Charges                       (11,381)                (4,533)                (8,966)
                                 -----------            -----------            -----------
  Total Expense                      (12,959)                (5,141)               (10,083)
                                 -----------            -----------            -----------
  Net investment income
   (loss)                              3,616                 (3,989)                (5,887)
                                 -----------            -----------            -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions           (33,701)               (16,875)               (31,451)
 Net realized gain on
  distributions                           --                     --                 41,258
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                              (184,363)              (113,342)              (348,380)
                                 -----------            -----------            -----------
  Net gain (loss) on
   investments                      (218,064)              (130,217)              (338,573)
                                 -----------            -----------            -----------
  Net increase (decrease)
   in net assets resulting
   from operations                 $(214,448)             $(134,206)             $(344,460)
                                 ===========            ===========            ===========

(d) Formerly Developing Growth. Change effective May 1, 2008.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                    OPPENHEIMER
                                      CAPITAL             OPPENHEIMER
                                   APPRECIATION        GLOBAL SECURITIES
                                      FUND/VA               FUND/VA
                                  SUB-ACCOUNT (A)       SUB-ACCOUNT (A)
--------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $ --                   $ --
                                    -----------          -------------
EXPENSES:
 Administrative Charges                      --                     --
 Mortality and Expense Risk
  Charges                                (5,592)               (77,086)
                                    -----------          -------------
  Total Expense                          (5,592)               (77,086)
                                    -----------          -------------
  Net investment income (loss)           (5,592)               (77,086)
                                    -----------          -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (4,376)                (6,076)
 Net realized gain on
  distributions                              --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (364,116)            (3,622,609)
                                    -----------          -------------
  Net gain (loss) on
   investments                         (368,492)            (3,628,685)
                                    -----------          -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(374,084)           $(3,705,771)
                                    ===========          =============

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                         OPPENHEIMER
                                   OPPENHEIMER           MAIN STREET           OPPENHEIMER            PUTNAM VT
                                   MAIN STREET            SMALL CAP               VALUE              DIVERSIFIED
                                     FUND/VA               FUND/VA               FUND/VA             INCOME FUND
                                 SUB-ACCOUNT (A)       SUB-ACCOUNT (A)       SUB-ACCOUNT (A)       SUB-ACCOUNT (A)
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $ --                   $ --                 $ --                   $ --
                                   -----------          -------------          -----------          -------------
EXPENSES:
 Administrative Charges                     --                     --                   --                     --
 Mortality and Expense Risk
  Charges                               (4,603)               (50,844)              (3,469)              (171,294)
                                   -----------          -------------          -----------          -------------
  Total Expense                         (4,603)               (50,844)              (3,469)              (171,294)
                                   -----------          -------------          -----------          -------------
  Net investment income
   (loss)                               (4,603)               (50,844)              (3,469)              (171,294)
                                   -----------          -------------          -----------          -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (3,469)                (6,492)             (33,239)               (80,305)
 Net realized gain on
  distributions                             --                     --                   --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (230,423)            (2,539,148)            (162,048)            (7,278,312)
                                   -----------          -------------          -----------          -------------
  Net gain (loss) on
   investments                        (233,892)            (2,545,640)            (195,287)            (7,358,617)
                                   -----------          -------------          -----------          -------------
  Net increase (decrease) in
   net assets resulting from
   operations                        $(238,495)           $(2,596,484)           $(198,756)           $(7,529,911)
                                   ===========          =============          ===========          =============

                                                         PUTNAM VT
                                    PUTNAM VT          INTERNATIONAL          PUTNAM VT
                                  GLOBAL ASSET          GROWTH AND          INTERNATIONAL
                                 ALLOCATION FUND        INCOME FUND          EQUITY FUND
                                 SUB-ACCOUNT (A)      SUB-ACCOUNT (A)      SUB-ACCOUNT (A)
-----------------------------  -------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $ --                 $ --                 $ --
                                   -----------          -----------          -----------
EXPENSES:
 Administrative Charges                     --                   --                   --
 Mortality and Expense Risk
  Charges                               (9,697)              (2,751)              (4,991)
                                   -----------          -----------          -----------
  Total Expense                         (9,697)              (2,751)              (4,991)
                                   -----------          -----------          -----------
  Net investment income
   (loss)                               (9,697)              (2,751)              (4,991)
                                   -----------          -----------          -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (34,047)                 289              (10,836)
 Net realized gain on
  distributions                             --                   --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (425,076)            (156,221)            (259,272)
                                   -----------          -----------          -----------
  Net gain (loss) on
   investments                        (459,123)            (155,932)            (270,108)
                                   -----------          -----------          -----------
  Net increase (decrease) in
   net assets resulting from
   operations                        $(468,820)           $(158,683)           $(275,099)
                                   ===========          ===========          ===========

(a)  From inception May 1, 2008 to December 31, 2008.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                      PUTNAM VT           JENNISON 20/20
                                      SMALL CAP                FOCUS
                                        VALUE                PORTFOLIO
                                   SUB-ACCOUNT (A)          SUB-ACCOUNT
----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                  $ --                   $ --
                                     -----------            -----------
EXPENSES:
 Administrative Charges                       --                   (841)
 Mortality and Expense Risk
  Charges                                 (3,706)                (9,345)
                                     -----------            -----------
  Total Expense                           (3,706)               (10,186)
                                     -----------            -----------
  Net investment income (loss)            (3,706)               (10,186)
                                     -----------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (11,310)                  (939)
 Net realized gain on
  distributions                               --                 34,819
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (150,663)              (280,131)
                                     -----------            -----------
  Net gain (loss) on
   investments                          (161,973)              (246,251)
                                     -----------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(165,679)             $(256,437)
                                     ===========            ===========

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                               PRUDENTIAL           VAN KAMPEN --
                                                         PRUDENTIAL              SERIES              UIF GROWTH
                                    JENNISON                VALUE            INTERNATIONAL           AND INCOME
                                    PORTFOLIO             PORTFOLIO              GROWTH               PORTFOLIO
                                   SUB-ACCOUNT           SUB-ACCOUNT        SUB-ACCOUNT (E)          SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $85                 $4,841              $ --                   $195,085
                                    ---------            -----------              ----              -------------
EXPENSES:
 Administrative Charges                  (188)                    --                --                    (22,090)
 Mortality and Expense Risk
  Charges                              (2,408)                (6,337)               --                   (219,311)
                                    ---------            -----------              ----              -------------
  Total Expense                        (2,596)                (6,337)               --                   (241,401)
                                    ---------            -----------              ----              -------------
  Net investment income
   (loss)                              (2,511)                (1,496)               --                    (46,316)
                                    ---------            -----------              ----              -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (825)                (1,821)               --                   (205,896)
 Net realized gain on
  distributions                            --                 74,286                --                    379,043
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (54,227)              (253,913)               --                 (6,681,795)
                                    ---------            -----------              ----              -------------
  Net gain (loss) on
   investments                        (55,052)              (181,448)               --                 (6,508,648)
                                    ---------            -----------              ----              -------------
  Net increase (decrease) in
   net assets resulting from
   operations                        $(57,563)             $(182,944)             $ --                $(6,554,964)
                                    =========            ===========              ====              =============

                                                             WELLS FARGO            WELLS FARGO
                                    VAN KAMPEN --           ADVANTAGE VT           ADVANTAGE VT
                                    UIF COMSTOCK                ASSET              TOTAL RETURN
                                      PORTFOLIO            ALLOCATION FUND           BOND FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $76,007                $34,955               $351,479
                                    -------------            -----------            -----------
EXPENSES:
 Administrative Charges                    (6,745)                    --                     --
 Mortality and Expense Risk
  Charges                                 (50,976)               (29,128)              (143,266)
                                    -------------            -----------            -----------
  Total Expense                           (57,721)               (29,128)              (143,266)
                                    -------------            -----------            -----------
  Net investment income
   (loss)                                  18,286                  5,827                208,213
                                    -------------            -----------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (136,153)                 6,089                (19,733)
 Net realized gain on
  distributions                           186,674                112,920                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (1,570,715)              (637,766)              (183,502)
                                    -------------            -----------            -----------
  Net gain (loss) on
   investments                         (1,520,194)              (518,757)              (203,235)
                                    -------------            -----------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(1,501,908)             $(512,930)                $4,978
                                    =============            ===========            ===========

(e)  Sub-Account option not funded at December 31, 2008.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                      WELLS FARGO             WELLS FARGO
                                     ADVANTAGE VT            ADVANTAGE VT
                                        EQUITY               C&B LARGE CAP
                                      INCOME FUND             VALUE FUND
                                      SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $50,452                $23,472
                                     -------------            -----------
EXPENSES:
 Administrative Charges                         --                     --
 Mortality and Expense Risk
  Charges                                  (48,713)               (26,816)
                                     -------------            -----------
  Total Expense                            (48,713)               (26,816)
                                     -------------            -----------
  Net investment income (loss)               1,739                 (3,344)
                                     -------------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    (79,705)               (51,428)
 Net realized gain on
  distributions                            429,495                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (1,533,844)              (595,378)
                                     -------------            -----------
  Net gain (loss) on
   investments                          (1,184,054)              (646,806)
                                     -------------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(1,182,315)             $(650,150)
                                     =============            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   WELLS FARGO             WELLS FARGO              WELLS FARGO            WELLS FARGO
                                   ADVANTAGE VT           ADVANTAGE VT             ADVANTAGE VT           ADVANTAGE VT
                                  LARGE COMPANY           INTERNATIONAL            LARGE COMPANY              MONEY
                                    CORE FUND               CORE FUND               GROWTH FUND            MARKET FUND
                                   SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $1,556                  $47,697                   $8,058              $87,486
                                    ----------            -------------            -------------            ---------
EXPENSES:
 Administrative Charges                     --                       --                       --                   --
 Mortality and Expense Risk
  Charges                               (2,619)                 (43,384)                 (55,311)             (78,148)
                                    ----------            -------------            -------------            ---------
  Total Expense                         (2,619)                 (43,384)                 (55,311)             (78,148)
                                    ----------            -------------            -------------            ---------
  Net investment income
   (loss)                               (1,063)                   4,313                  (47,253)               9,338
                                    ----------            -------------            -------------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (16,522)                 (27,792)                 (66,522)                  --
 Net realized gain on
  distributions                             --                  497,726                       --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (52,315)              (1,799,408)              (1,280,788)                (465)
                                    ----------            -------------            -------------            ---------
  Net gain (loss) on
   investments                         (68,837)              (1,329,474)              (1,347,310)                (465)
                                    ----------            -------------            -------------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(69,900)             $(1,325,161)             $(1,394,563)              $8,873
                                    ==========            =============            =============            =========

                                     WELLS FARGO                                    WELLS FARGO
                                    ADVANTAGE VT             WELLS FARGO           ADVANTAGE VT           WELLS FARGO
                                      SMALL CAP             ADVANTAGE VT           SMALL/MID CAP          ADVANTAGE VT
                                     GROWTH FUND           DISCOVERY FUND           VALUE FUND          OPPORTUNITY FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                   $ --                   $ --                   $ --                $2,913
                                    -------------            -----------            -----------            ----------
EXPENSES:
 Administrative Charges                        --                     --                     --                    --
 Mortality and Expense Risk
  Charges                                 (57,507)               (22,075)               (13,654)               (2,211)
                                    -------------            -----------            -----------            ----------
  Total Expense                           (57,507)               (22,075)               (13,654)               (2,211)
                                    -------------            -----------            -----------            ----------
  Net investment income
   (loss)                                 (57,507)               (22,075)               (13,654)                  702
                                    -------------            -----------            -----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   (38,367)               (19,873)               (15,577)              (19,156)
 Net realized gain on
  distributions                           906,657                     --                151,108                34,384
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (2,414,168)              (628,303)              (503,745)              (96,253)
                                    -------------            -----------            -----------            ----------
  Net gain (loss) on
   investments                         (1,545,878)              (648,176)              (368,214)              (81,025)
                                    -------------            -----------            -----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(1,603,385)             $(670,251)             $(381,868)             $(80,323)
                                    =============            ===========            ===========            ==========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                  ALLIANCEBERNSTEIN VPS      ALLIANCEBERNSTEIN VPS
                                     BALANCED WEALTH             INTERNATIONAL
                                   STRATEGY PORTFOLIO           VALUE PORTFOLIO
                                     SUB-ACCOUNT (A)            SUB-ACCOUNT (A)
------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $45,773                   $(80,721)
 Net realized gain (loss) on
  security transactions                     (18,170)                   (19,512)
 Net realized gain on
  distributions                                  --                         --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (1,820,074)                (5,855,197)
                                      -------------              -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             (1,792,471)                (5,955,430)
                                      -------------              -------------
UNIT TRANSACTIONS:
 Purchases                                6,601,258                 12,184,147
 Net transfers                            7,446,048                  9,164,063
 Surrenders for benefit
  payments and fees                        (169,112)                  (205,053)
 Net annuity transactions                        --                         --
                                      -------------              -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      13,878,194                 21,143,157
                                      -------------              -------------
 Net increase (decrease) in
  net assets                             12,085,723                 15,187,727
NET ASSETS:
 Beginning of year                               --                         --
                                      -------------              -------------
 End of year                            $12,085,723                $15,187,727
                                      =============              =============

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 ALLIANCEBERNSTEIN VPS                                 ALLIANCEBERNSTEIN VPS       AIM V.I.
                                     SMALL/MID CAP          ALLIANCEBERNSTEIN VPS          INTERNATIONAL             BASIC
                                    VALUE PORTFOLIO            VALUE PORTFOLIO           GROWTH PORTFOLIO         VALUE FUND
                                    SUB-ACCOUNT (A)            SUB-ACCOUNT (A)            SUB-ACCOUNT (A)         SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(29,006)                  $(3,131)                   $(34,583)           $(1,725,085)
 Net realized gain (loss) on
  security transactions                    (53,665)                  (42,520)                    (57,181)               958,376
 Net realized gain on
  distributions                                 --                        --                          --             28,772,466
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (1,480,725)                 (144,722)                 (2,417,184)          (136,607,630)
                                     -------------               -----------               -------------        ---------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (1,563,396)                 (190,373)                 (2,508,948)          (108,601,873)
                                     -------------               -----------               -------------        ---------------
UNIT TRANSACTIONS:
 Purchases                               3,807,505                   509,775                   6,097,986              2,782,577
 Net transfers                           3,381,833                   304,164                   2,276,883            (18,818,108)
 Surrenders for benefit
  payments and fees                        (36,581)                   (5,310)                    (52,122)           (18,745,748)
 Net annuity transactions                       --                        --                       3,677                (11,034)
                                     -------------               -----------               -------------        ---------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      7,152,757                   808,629                   8,326,424            (34,792,313)
                                     -------------               -----------               -------------        ---------------
 Net increase (decrease) in
  net assets                             5,589,361                   618,256                   5,817,476           (143,394,186)
NET ASSETS:
 Beginning of year                              --                        --                          --            233,447,045
                                     -------------               -----------               -------------        ---------------
 End of year                            $5,589,361                  $618,256                  $5,817,476            $90,052,859
                                     =============               ===========               =============        ===============

                                            AIM V.I.             AIM V.I.               AIM V.I.
                                            CAPITAL                CORE                GOVERNMENT
                                       APPRECIATION FUND        EQUITY FUND         SECURITIES FUND
                                          SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $(1,521,018)             $341,321            $21,806,834
 Net realized gain (loss) on
  security transactions                      (3,915,200)              309,998              1,314,304
 Net realized gain on
  distributions                                      --                    --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year               (38,780,714)          (98,061,008)            72,944,964
                                         --------------       ---------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  operations                                (44,216,932)          (97,409,689)            96,066,102
                                         --------------       ---------------       ----------------
UNIT TRANSACTIONS:
 Purchases                                    3,552,311             3,795,302             41,369,828
 Net transfers                              (16,970,824)          (18,365,681)           299,548,364
 Surrenders for benefit
  payments and fees                          (8,464,330)          (31,358,775)          (117,067,732)
 Net annuity transactions                        (4,707)               12,170                161,421
                                         --------------       ---------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                         (21,887,550)          (45,916,984)           224,011,881
                                         --------------       ---------------       ----------------
 Net increase (decrease) in
  net assets                                (66,104,482)         (143,326,673)           320,077,983
NET ASSETS:
 Beginning of year                          116,046,025           339,559,180            783,648,492
                                         --------------       ---------------       ----------------
 End of year                                $49,941,543          $196,232,507         $1,103,726,475
                                         ==============       ===============       ================

(a)  From inception May 1, 2008 to December 31, 2008.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                   AIM V.I.              AIM V.I.
                                 INTERNATIONAL         MID CAP CORE
                                  GROWTH FUND           EQUITY FUND
                                  SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(2,429,926)          $(1,060,610)
 Net realized gain (loss) on
  security transactions              (4,071,882)            3,799,699
 Net realized gain on
  distributions                       2,857,234            35,528,452
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (102,361,003)         (145,753,088)
                                ---------------       ---------------
 Net increase (decrease) in
  net assets resulting from
  operations                       (106,005,577)         (107,485,547)
                                ---------------       ---------------
UNIT TRANSACTIONS:
 Purchases                           26,298,288             5,727,539
 Net transfers                       24,868,723           (19,713,329)
 Surrenders for benefit
  payments and fees                 (17,176,742)          (37,230,679)
 Net annuity transactions                19,736                43,576
                                ---------------       ---------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  34,010,005           (51,172,893)
                                ---------------       ---------------
 Net increase (decrease) in
  net assets                        (71,995,572)         (158,658,440)
NET ASSETS:
 Beginning of year                  225,762,050           391,373,110
                                ---------------       ---------------
 End of year                       $153,766,478          $232,714,670
                                ===============       ===============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   AIM V.I.              AIM V.I.                  AIM V.I.                 AIM V.I.
                                  SMALL CAP              LARGE CAP                  CAPITAL              POWERSHARES ETF
                                 EQUITY FUND            GROWTH FUND            DEVELOPMENT FUND          ALLOCATION FUND
                                 SUB-ACCOUNT            SUB-ACCOUNT               SUB-ACCOUNT            SUB-ACCOUNT (B)
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(2,191,383)            $(830,886)                $(18,610)                 $3,092
 Net realized gain (loss) on
  security transactions              (4,154,231)             (925,446)                 (73,887)                      2
 Net realized gain on
  distributions                         454,849                    --                  286,759                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       (43,890,450)          (19,534,313)                (905,376)                 12,297
                               ----------------       ---------------            -------------             -----------
 Net increase (decrease) in
  net assets resulting from
  operations                        (49,781,215)          (21,290,645)                (711,114)                 15,391
                               ----------------       ---------------            -------------             -----------
UNIT TRANSACTIONS:
 Purchases                           12,077,827             1,350,055                  661,712                  58,795
 Net transfers                       41,457,603            (4,593,028)               1,667,233                 178,840
 Surrenders for benefit
  payments and fees                 (10,480,230)           (6,177,643)                 (86,559)                  2,140
 Net annuity transactions                (2,102)               (4,302)                      --                      --
                               ----------------       ---------------            -------------             -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  43,053,098            (9,424,918)               2,242,386                 239,775
                               ----------------       ---------------            -------------             -----------
 Net increase (decrease) in
  net assets                         (6,728,117)          (30,715,563)               1,531,272                 255,166
NET ASSETS:
 Beginning of year                  111,185,019            59,863,302                   71,893                      --
                               ----------------       ---------------            -------------             -----------
 End of year                       $104,456,902           $29,147,739               $1,603,165                $255,166
                               ================       ===============            =============             ===========

                                                            AMERICAN FUNDS
                                     AMERICAN FUNDS             GLOBAL              AMERICAN FUNDS
                                         GLOBAL               GROWTH AND                ASSET
                                       BOND FUND             INCOME FUND           ALLOCATION FUND
                                      SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $8,092,443             $2,885,832              $12,193,922
 Net realized gain (loss) on
  security transactions                   (2,833,773)           (12,314,146)                 661,831
 Net realized gain on
  distributions                               97,126              4,571,591               70,056,398
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (8,575,835)          (308,497,989)            (666,944,697)
                                    ----------------       ----------------       ------------------
 Net increase (decrease) in
  net assets resulting from
  operations                              (3,220,039)          (313,354,712)            (584,032,546)
                                    ----------------       ----------------       ------------------
UNIT TRANSACTIONS:
 Purchases                                17,573,055             52,608,914               42,348,061
 Net transfers                           204,947,916            138,256,078              (54,179,023)
 Surrenders for benefit
  payments and fees                      (32,748,666)           (40,086,876)            (179,041,464)
 Net annuity transactions                      4,309                  4,709                   93,936
                                    ----------------       ----------------       ------------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      189,776,614            150,782,825             (190,778,490)
                                    ----------------       ----------------       ------------------
 Net increase (decrease) in
  net assets                             186,556,575           (162,571,887)            (774,811,036)
NET ASSETS:
 Beginning of year                        83,850,395            594,833,963            2,002,434,238
                                    ----------------       ----------------       ------------------
 End of year                            $270,406,970           $432,262,076           $1,227,623,202
                                    ================       ================       ==================

(b) From inception November 10, 2008 to December 31, 2008.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                 AMERICAN FUNDS
                                   BLUE CHIP
                                   INCOME AND           AMERICAN FUNDS
                                  GROWTH FUND             BOND FUND
                                  SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $2,332,667            $43,752,498
 Net realized gain (loss) on
  security transactions                4,383,906             (9,207,960)
 Net realized gain on
  distributions                       71,975,182              3,100,746
 Net unrealized appreciation
  (depreciation) of
  investments during the year       (549,756,646)          (175,743,640)
                                ----------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  operations                        (471,064,891)          (138,098,356)
                                ----------------       ----------------
UNIT TRANSACTIONS:
 Purchases                            26,224,365             37,683,650
 Net transfers                       (57,590,068)            56,130,972
 Surrenders for benefit
  payments and fees                 (102,147,496)          (146,341,607)
 Net annuity transactions                 33,368                 43,999
                                ----------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 (133,479,831)           (52,482,986)
                                ----------------       ----------------
 Net increase (decrease) in
  net assets                        (604,544,722)          (190,581,342)
NET ASSETS:
 Beginning of year                 1,330,803,784          1,242,910,602
                                ----------------       ----------------
 End of year                        $726,259,062         $1,052,329,260
                                ================       ================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                               AMERICAN FUNDS
                                   GLOBAL             AMERICAN FUNDS               AMERICAN FUNDS               AMERICAN FUNDS
                                 GROWTH FUND            GROWTH FUND              GROWTH-INCOME FUND           INTERNATIONAL FUND
                                 SUB-ACCOUNT            SUB-ACCOUNT                  SUB-ACCOUNT                 SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $(153,479)           $(35,551,122)                 $(2,423,749)                   $918,947
 Net realized gain (loss) on
  security transactions             (3,878,884)              7,888,972                   (8,740,254)                 (3,931,138)
 Net realized gain on
  distributions                     58,242,217             410,919,523                  244,340,037                 150,141,950
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (377,568,469)         (2,326,648,909)              (1,923,192,620)               (726,914,412)
                               ---------------       -----------------            -----------------            ----------------
 Net increase (decrease) in
  net assets resulting from
  operations                      (323,358,615)         (1,943,391,536)              (1,690,016,586)               (579,784,653)
                               ---------------       -----------------            -----------------            ----------------
UNIT TRANSACTIONS:
 Purchases                          24,890,992             122,692,049                  113,636,086                  40,513,471
 Net transfers                     (22,890,802)            (57,669,420)                 (54,736,439)                (27,511,609)
 Surrenders for benefit
  payments and fees                (67,587,315)           (359,488,418)                (378,039,536)               (105,243,322)
 Net annuity transactions              136,651                 204,907                      (91,780)                     85,883
                               ---------------       -----------------            -----------------            ----------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (65,450,474)           (294,260,882)                (319,231,669)                (92,155,577)
                               ---------------       -----------------            -----------------            ----------------
 Net increase (decrease) in
  net assets                      (388,809,089)         (2,237,652,418)              (2,009,248,255)               (671,940,230)
NET ASSETS:
 Beginning of year                 839,924,994           4,514,595,184                4,506,767,686               1,384,813,950
                               ---------------       -----------------            -----------------            ----------------
 End of year                      $451,115,905          $2,276,942,766               $2,497,519,431                $712,873,720
                               ===============       =================            =================            ================

                                                               AMERICAN FUNDS             FIDELITY VIP
                                    AMERICAN FUNDS              GLOBAL SMALL                 GROWTH
                                    NEW WORLD FUND           CAPITALIZATION FUND            PORTFOLIO
                                      SUB-ACCOUNT                SUB-ACCOUNT             SUB-ACCOUNT (A)
-----------------------------  -----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(1,604,028)               $(8,131,439)                 $(2,116)
 Net realized gain (loss) on
  security transactions                 (14,811,650)               (10,014,277)                (279,853)
 Net realized gain on
  distributions                          37,714,684                 64,077,595                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (266,024,429)              (366,185,974)                (810,462)
                                    ---------------            ---------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                           (244,725,423)              (320,254,095)              (1,092,431)
                                    ---------------            ---------------            -------------
UNIT TRANSACTIONS:
 Purchases                               23,281,088                 18,915,104                4,662,603
 Net transfers                          (10,728,571)               (54,812,962)              (1,180,566)
 Surrenders for benefit
  payments and fees                     (39,568,696)               (45,152,048)                 (31,218)
 Net annuity transactions                     8,377                     76,768                       --
                                    ---------------            ---------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (27,007,802)               (80,973,138)               3,450,819
                                    ---------------            ---------------            -------------
 Net increase (decrease) in
  net assets                           (271,733,225)              (401,227,233)               2,358,388
NET ASSETS:
 Beginning of year                      560,474,262                647,984,691                       --
                                    ---------------            ---------------            -------------
 End of year                           $288,741,037               $246,757,458               $2,358,388
                                    ===============            ===============            =============

(a)  From inception May 1, 2008 to December 31, 2008.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                      FIDELITY VIP             FIDELITY VIP
                                       CONTRAFUND                 MID CAP
                                       PORTFOLIO                 PORTFOLIO
                                    SUB-ACCOUNT (A)           SUB-ACCOUNT (A)
---------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $231,591                $(100,147)
 Net realized gain (loss) on
  security transactions                     (14,832)                 (48,138)
 Net realized gain on
  distributions                                  --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (12,407,324)              (7,007,190)
                                     --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (12,190,565)              (7,155,475)
                                     --------------            -------------
UNIT TRANSACTIONS:
 Purchases                               27,947,921               19,233,789
 Net transfers                           27,210,689               15,499,875
 Surrenders for benefit
  payments and fees                        (589,300)                (697,009)
 Net annuity transactions                        --                       --
                                     --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      54,569,310               34,036,655
                                     --------------            -------------
 Net increase (decrease) in
  net assets                             42,378,745               26,881,180
NET ASSETS:
 Beginning of year                               --                       --
                                     --------------            -------------
 End of year                            $42,378,745              $26,881,180
                                     ==============            =============

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                         FIDELITY VIP           FRANKLIN
                                 FIDELITY VIP          DYNAMIC CAPITAL           RISING                FRANKLIN
                               VALUE STRATEGIES          APPRECIATION          DIVIDENDS                INCOME
                                  PORTFOLIO               PORTFOLIO         SECURITIES FUND        SECURITIES FUND
                               SUB-ACCOUNT (A)         SUB-ACCOUNT (A)        SUB-ACCOUNT            SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                               $7,567                 $(2,691)              $646,554            $84,260,692
 Net realized gain (loss)
  on security transactions             (8,453)                   (640)           (21,743,172)           (57,543,373)
 Net realized gain on
  distributions                            --                      --              6,986,001             52,340,937
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                               (903,634)               (394,893)          (270,079,949)          (893,625,898)
                                 ------------            ------------       ----------------       ----------------
 Net increase (decrease)
  in net assets resulting
  from operations                    (904,520)               (398,224)          (284,190,566)          (814,567,642)
                                 ------------            ------------       ----------------       ----------------
UNIT TRANSACTIONS:
 Purchases                          1,558,989               1,092,357             33,660,888            140,737,412
 Net transfers                      1,601,476                 224,266            (35,838,395)            (4,267,339)
 Surrenders for benefit
  payments and fees                   (10,582)                 (2,365)           (76,303,215)          (213,638,698)
 Net annuity transactions                  --                      --                 31,474                (48,869)
                                 ------------            ------------       ----------------       ----------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions            3,149,883               1,314,258            (78,449,248)           (77,217,494)
                                 ------------            ------------       ----------------       ----------------
 Net increase (decrease)
  in net assets                     2,245,363                 916,034           (362,639,814)          (891,785,136)
NET ASSETS:
 Beginning of year                         --                      --          1,029,450,564          2,643,905,181
                                 ------------            ------------       ----------------       ----------------
 End of year                       $2,245,363                $916,034           $666,810,750         $1,752,120,045
                                 ============            ============       ================       ================

                                    FRANKLIN                  FRANKLIN             FRANKLIN
                                   LARGE CAP                   GLOBAL            SMALL-MID CAP
                                     GROWTH                 REAL ESTATE             GROWTH
                                SECURITIES FUND           SECURITIES FUND       SECURITIES FUND
                                  SUB-ACCOUNT               SUB-ACCOUNT           SUB-ACCOUNT
--------------------------  ------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                            $(1,049,609)                 $(97,696)          $(5,716,306)
 Net realized gain (loss)
  on security transactions           (3,961,919)                  (48,711)           (1,883,721)
 Net realized gain on
  distributions                      11,876,098                 4,394,600            40,195,041
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                              (82,734,143)              (12,422,132)         (200,263,894)
                                 --------------            --------------       ---------------
 Net increase (decrease)
  in net assets resulting
  from operations                   (75,869,573)               (8,173,939)         (167,668,880)
                                 --------------            --------------       ---------------
UNIT TRANSACTIONS:
 Purchases                            3,390,300                    64,903            12,587,350
 Net transfers                       (5,797,924)               (1,691,282)            4,493,424
 Surrenders for benefit
  payments and fees                 (18,117,937)               (2,596,835)          (33,555,976)
 Net annuity transactions                 3,789                    (2,258)              (13,516)
                                 --------------            --------------       ---------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions            (20,521,772)               (4,225,472)          (16,488,718)
                                 --------------            --------------       ---------------
 Net increase (decrease)
  in net assets                     (96,391,345)              (12,399,411)         (184,157,598)
NET ASSETS:
 Beginning of year                  222,356,185                21,875,241           393,192,221
                                 --------------            --------------       ---------------
 End of year                       $125,964,840                $9,475,830          $209,034,623
                                 ==============            ==============       ===============

(a)  From inception May 1, 2008 to December 31, 2008.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                             FRANKLIN             FRANKLIN
                                            SMALL CAP             STRATEGIC
                                              VALUE                INCOME
                                         SECURITIES FUND       SECURITIES FUND
                                           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $(254,533)          $37,806,728
 Net realized gain (loss) on
  security transactions                         (868,588)           (7,505,399)
 Net realized gain on distributions              832,610             1,757,227
 Net unrealized appreciation
  (depreciation) of investments
  during the year                            (19,062,523)         (130,248,375)
                                          --------------       ---------------
 Net increase (decrease) in net
  assets resulting from operations           (19,353,034)          (98,189,819)
                                          --------------       ---------------
UNIT TRANSACTIONS:
 Purchases                                    11,165,394            53,791,462
 Net transfers                                60,836,171            55,242,500
 Surrenders for benefit payments
  and fees                                      (821,470)          (82,406,036)
 Net annuity transactions                         13,815                47,781
                                          --------------       ---------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                                71,193,910            26,675,707
                                          --------------       ---------------
 Net increase (decrease) in net
  assets                                      51,840,876           (71,514,112)
NET ASSETS:
 Beginning of year                               719,986           723,849,861
                                          --------------       ---------------
 End of year                                 $52,560,862          $652,335,749
                                          ==============       ===============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                              TEMPLETON
                                                             DEVELOPING             TEMPLETON                 TEMPLETON
                                     MUTUAL SHARES             MARKETS               FOREIGN                GLOBAL ASSET
                                    SECURITIES FUND        SECURITIES FUND       SECURITIES FUND           ALLOCATION FUND
                                      SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT               SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $19,536,572            $2,562,914            $3,140,166               $1,058,309
 Net realized gain (loss) on
  security transactions                  (12,345,623)           (9,485,838)              389,461                 (333,153)
 Net realized gain on
  distributions                           67,060,345            42,205,150            56,836,785                1,544,735
 Net unrealized appreciation
  (depreciation) of investments
  during the year                       (795,078,866)         (182,579,292)         (356,503,462)              (5,633,297)
                                    ----------------       ---------------       ---------------            -------------
 Net increase (decrease) in net
  assets resulting from operations      (720,827,572)         (147,297,066)         (296,137,050)              (3,363,406)
                                    ----------------       ---------------       ---------------            -------------
UNIT TRANSACTIONS:
 Purchases                                77,729,581            13,608,662            12,368,487                   63,021
 Net transfers                           (73,036,155)          (32,761,382)          (30,808,136)                (414,831)
 Surrenders for benefit payments
  and fees                              (157,621,765)          (20,208,916)          (60,646,831)              (1,881,110)
 Net annuity transactions                    (63,379)              (18,674)                5,016                     (220)
                                    ----------------       ---------------       ---------------            -------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                          (152,991,718)          (39,380,310)          (79,081,464)              (2,233,140)
                                    ----------------       ---------------       ---------------            -------------
 Net increase (decrease) in net
  assets                                (873,819,290)         (186,677,376)         (375,218,514)              (5,596,546)
NET ASSETS:
 Beginning of year                     1,978,764,812           299,282,780           766,545,202               14,232,032
                                    ----------------       ---------------       ---------------            -------------
 End of year                          $1,104,945,522          $112,605,404          $391,326,688               $8,635,486
                                    ================       ===============       ===============            =============

                                                                                              FRANKLIN
                                       TEMPLETON                                              FLEX CAP
                                         GROWTH                MUTUAL DISCOVERY                GROWTH
                                    SECURITIES FUND             SECURITIES FUND           SECURITIES FUND
                                      SUB-ACCOUNT                 SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------  --------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $(10,971)                $3,597,327                 $(924,200)
 Net realized gain (loss) on
  security transactions                  (27,511,248)                (7,809,838)               (2,145,515)
 Net realized gain on
  distributions                           59,479,654                 27,783,703                        --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                       (489,195,450)              (251,093,928)              (21,196,104)
                                    ----------------            ---------------            --------------
 Net increase (decrease) in net
  assets resulting from operations      (457,238,015)              (227,522,736)              (24,265,819)
                                    ----------------            ---------------            --------------
UNIT TRANSACTIONS:
 Purchases                                34,140,015                 43,931,468                 4,258,197
 Net transfers                           (70,875,420)               (19,897,122)                3,673,119
 Surrenders for benefit payments
  and fees                               (77,594,568)               (49,827,898)               (3,927,735)
 Net annuity transactions                    (22,887)                   (15,310)                   32,882
                                    ----------------            ---------------            --------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                          (114,352,860)               (25,808,862)                4,036,463
                                    ----------------            ---------------            --------------
 Net increase (decrease) in net
  assets                                (571,590,875)              (253,331,598)              (20,229,356)
NET ASSETS:
 Beginning of year                     1,129,674,846                763,808,131                60,646,009
                                    ----------------            ---------------            --------------
 End of year                            $558,083,971               $510,476,533               $40,416,653
                                    ================            ===============            ==============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                        FRANKLIN
                                       LARGE CAP                 TEMPLETON
                                         VALUE                 GLOBAL INCOME
                                    SECURITIES FUND           SECURITIES FUND
                                      SUB-ACCOUNT             SUB-ACCOUNT (A)
---------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(500,919)                $(35,359)
 Net realized gain (loss) on
  security transactions                  (1,366,819)                 (38,793)
 Net realized gain on
  distributions                                  --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (10,506,661)               1,311,114
                                     --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (12,374,399)               1,236,962
                                     --------------            -------------
UNIT TRANSACTIONS:
 Purchases                                1,432,495               21,119,907
 Net transfers                            5,007,980               17,076,503
 Surrenders for benefit
  payments and fees                      (2,366,470)                (468,444)
 Net annuity transactions                    29,974                       --
                                     --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       4,103,979               37,727,966
                                     --------------            -------------
 Net increase (decrease) in
  net assets                             (8,270,420)              38,964,928
NET ASSETS:
 Beginning of year                       28,732,072                       --
                                     --------------            -------------
 End of year                            $20,461,652              $38,964,928
                                     ==============            =============

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                             HARTFORD                 HARTFORD                  HARTFORD
                                      HARTFORD               LARGECAP                  TOTAL                    CAPITAL
                                      ADVISERS                GROWTH                RETURN BOND               APPRECIATION
                                      HLS FUND               HLS FUND                 HLS FUND                  HLS FUND
                                  SUB-ACCOUNT (A)         SUB-ACCOUNT (A)         SUB-ACCOUNT (A)           SUB-ACCOUNT (A)
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $111,143                 $2,671               $13,377,678                $5,355,419
 Net realized gain (loss) on
  security transactions                      (53)                (7,964)                 (446,529)                  (52,500)
 Net realized gain on
  distributions                            3,186                  8,295                        --                 3,034,873
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (721,041)              (195,785)              (20,994,173)              (77,645,760)
                                    ------------            -----------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (606,765)              (192,783)               (8,063,024)              (69,307,968)
                                    ------------            -----------            --------------            --------------
UNIT TRANSACTIONS:
 Purchases                             1,812,197                263,209               108,902,419               146,105,454
 Net transfers                         2,430,435                555,415               125,632,437               181,576,043
 Surrenders for benefit
  payments and fees                      (90,737)                    77                (3,115,054)               (3,732,793)
 Net annuity transactions                     --                     --                     1,178                     6,888
                                    ------------            -----------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    4,151,895                818,701               231,420,980               323,955,592
                                    ------------            -----------            --------------            --------------
 Net increase (decrease) in
  net assets                           3,545,130                625,918               223,357,956               254,647,624
NET ASSETS:
 Beginning of year                            --                     --                        --                        --
                                    ------------            -----------            --------------            --------------
 End of year                          $3,545,130               $625,918              $223,357,956              $254,647,624
                                    ============            ===========            ==============            ==============

                                       HARTFORD                 HARTFORD
                                       DIVIDEND               FUNDAMENTAL              HARTFORD
                                      AND GROWTH                 GROWTH             GLOBAL EQUITY
                                       HLS FUND                 HLS FUND               HLS FUND
                                   SUB-ACCOUNT (A)          SUB-ACCOUNT (A)        SUB-ACCOUNT (A)
-----------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $3,531,451                 $(7,840)                 $740
 Net realized gain (loss) on
  security transactions                    (11,918)               (119,399)                 (651)
 Net realized gain on
  distributions                            312,292                  65,612                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (26,949,432)               (357,005)              (49,681)
                                    --------------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                           (23,117,607)               (418,632)              (49,592)
                                    --------------            ------------            ----------
UNIT TRANSACTIONS:
 Purchases                              75,836,957               1,678,823                90,330
 Net transfers                         107,533,435                (360,810)              159,476
 Surrenders for benefit
  payments and fees                     (2,311,389)                 (5,301)               (9,946)
 Net annuity transactions                    1,143                      --                    --
                                    --------------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    181,060,146               1,312,712               239,860
                                    --------------            ------------            ----------
 Net increase (decrease) in
  net assets                           157,942,539                 894,080               190,268
NET ASSETS:
 Beginning of year                              --                      --                    --
                                    --------------            ------------            ----------
 End of year                          $157,942,539                $894,080              $190,268
                                    ==============            ============            ==========

(a)  From inception May 1, 2008 to December 31, 2008.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                              HARTFORD
                                      HARTFORD               DISCIPLINED
                                    GLOBAL GROWTH              EQUITY
                                      HLS FUND                HLS FUND
                                   SUB-ACCOUNT (A)         SUB-ACCOUNT (A)
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $2,727                 $244,691
 Net realized gain (loss) on
  security transactions                  (17,226)                  (9,786)
 Net realized gain on
  distributions                            7,400                  341,832
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (289,499)              (5,726,174)
                                     -----------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (296,598)              (5,149,437)
                                     -----------            -------------
UNIT TRANSACTIONS:
 Purchases                               511,671               17,191,142
 Net transfers                           464,850               15,570,935
 Surrenders for benefit
  payments and fees                       (3,529)                (411,558)
 Net annuity transactions                     --                       --
                                     -----------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      972,992               32,350,519
                                     -----------            -------------
 Net increase (decrease) in
  net assets                             676,394               27,201,082
NET ASSETS:
 Beginning of year                            --                       --
                                     -----------            -------------
 End of year                            $676,394              $27,201,082
                                     ===========            =============

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                               HARTFORD                                         HARTFORD
                                      HARTFORD                  GROWTH                  HARTFORD              INTERNATIONAL
                                       GROWTH               OPPORTUNITIES              HIGH YIELD                GROWTH
                                      HLS FUND                 HLS FUND                 HLS FUND                HLS FUND
                                  SUB-ACCOUNT (A)          SUB-ACCOUNT (A)          SUB-ACCOUNT (A)          SUB-ACCOUNT (A)
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $(303)                  $22,648                $344,606                  $20,224
 Net realized gain (loss) on
  security transactions                   (3,584)                  (15,276)                 (5,299)                 (12,632)
 Net realized gain on
  distributions                            7,933                   275,781                      --                   26,042
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (462,524)              (13,936,614)               (843,091)              (1,051,595)
                                    ------------            --------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (458,478)              (13,653,461)               (503,784)              (1,017,961)
                                    ------------            --------------            ------------            -------------
UNIT TRANSACTIONS:
 Purchases                             1,710,332                34,014,572               1,853,620                1,825,651
 Net transfers                         2,193,629                28,936,346               2,057,300                1,190,313
 Surrenders for benefit
  payments and fees                      (30,923)                 (930,994)                (41,341)                 (12,174)
 Net annuity transactions                     --                        --                      --                       --
                                    ------------            --------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    3,873,038                62,019,924               3,869,579                3,003,790
                                    ------------            --------------            ------------            -------------
 Net increase (decrease) in
  net assets                           3,414,560                48,366,463               3,365,795                1,985,829
NET ASSETS:
 Beginning of year                            --                        --                      --                       --
                                    ------------            --------------            ------------            -------------
 End of year                          $3,414,560               $48,366,463              $3,365,795               $1,985,829
                                    ============            ==============            ============            =============

                                      HARTFORD                 HARTFORD
                                    INTERNATIONAL               MIDCAP              HARTFORD
                                    OPPORTUNITIES               GROWTH            MONEY MARKET
                                      HLS FUND                 HLS FUND             HLS FUND
                                   SUB-ACCOUNT (A)         SUB-ACCOUNT (A)        SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $295,376                  $1,113               $500,572
 Net realized gain (loss) on
  security transactions                   (14,278)                 (2,681)                   489
 Net realized gain on
  distributions                            77,011                   3,009                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (3,611,689)               (638,922)                    --
                                    -------------            ------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  operations                           (3,253,580)               (637,481)               501,061
                                    -------------            ------------       ----------------
UNIT TRANSACTIONS:
 Purchases                              9,853,675               1,196,246            152,541,065
 Net transfers                          5,620,400               1,816,326          1,365,944,639
 Surrenders for benefit
  payments and fees                      (181,566)                (26,037)          (517,794,511)
 Net annuity transactions                      --                      --                 37,633
                                    -------------            ------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    15,292,509               2,986,535          1,000,728,826
                                    -------------            ------------       ----------------
 Net increase (decrease) in
  net assets                           12,038,929               2,349,054          1,001,229,887
NET ASSETS:
 Beginning of year                             --                      --            645,114,862
                                    -------------            ------------       ----------------
 End of year                          $12,038,929              $2,349,054         $1,646,344,749
                                    =============            ============       ================

(a)  From inception May 1, 2008 to December 31, 2008.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                       HARTFORD                HARTFORD
                                    SMALL COMPANY          SMALLCAP GROWTH
                                       HLS FUND                HLS FUND
                                   SUB-ACCOUNT (A)         SUB-ACCOUNT (A)
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(25,241)                $(2,742)
 Net realized gain (loss) on
  security transactions                    (3,144)                (13,834)
 Net realized gain on
  distributions                             2,944                   1,641
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (1,798,281)               (295,509)
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                           (1,823,722)               (310,444)
                                     ------------            ------------
UNIT TRANSACTIONS:
 Purchases                              4,877,936               1,002,738
 Net transfers                          2,965,384                 792,330
 Surrenders for benefit
  payments and fees                       (16,276)                 (5,415)
 Net annuity transactions                      --                      --
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     7,827,044               1,789,653
                                     ------------            ------------
 Net increase (decrease) in
  net assets                            6,003,322               1,479,209
NET ASSETS:
 Beginning of year                             --                      --
                                     ------------            ------------
 End of year                           $6,003,322              $1,479,209
                                     ============            ============

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                              HARTFORD                                         HARTFORD
                                      HARTFORD             U.S. GOVERNMENT             HARTFORD                 VALUE
                                       STOCK                 SECURITIES                 VALUE               OPPORTUNITIES
                                      HLS FUND                HLS FUND                 HLS FUND                HLS FUND
                                  SUB-ACCOUNT (A)          SUB-ACCOUNT (A)         SUB-ACCOUNT (A)         SUB-ACCOUNT (A)
------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $15,750                 $944,120                 $57,979                 $32,053
 Net realized gain (loss) on
  security transactions                  (49,931)                  (2,849)                (85,213)                 (6,367)
 Net realized gain on
  distributions                            1,959                       --                  62,880                     575
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (274,779)              (1,137,029)               (820,050)               (382,856)
                                    ------------            -------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (307,001)                (195,758)               (784,404)               (356,595)
                                    ------------            -------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                               786,570               14,965,754               3,322,234                 888,188
 Net transfers                           306,708               13,695,061                 942,542               1,126,503
 Surrenders for benefit
  payments and fees                       (4,850)                (282,874)                (29,231)                 (8,045)
 Net annuity transactions                     --                       --                      --                      --
                                    ------------            -------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    1,088,428               28,377,941               4,235,545               2,006,646
                                    ------------            -------------            ------------            ------------
 Net increase (decrease) in
  net assets                             781,427               28,182,183               3,451,141               1,650,051
NET ASSETS:
 Beginning of year                            --                       --                      --                      --
                                    ------------            -------------            ------------            ------------
 End of year                            $781,427              $28,182,183              $3,451,141              $1,650,051
                                    ============            =============            ============            ============

                                      HARTFORD                                      AMERICAN FUNDS
                                       EQUITY              AMERICAN FUNDS          BLUE CHIP INCOME
                                       INCOME             ASSET ALLOCATION            AND GROWTH
                                      HLS FUND                HLS FUND                 HLS FUND
                                  SUB-ACCOUNT (A)          SUB-ACCOUNT (A)          SUB-ACCOUNT (A)
-----------------------------  ------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $52,702                $(119,747)                $(53,538)
 Net realized gain (loss) on
  security transactions                   (3,599)                 (14,434)                 (45,975)
 Net realized gain on
  distributions                            6,349                       --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (221,963)              (3,808,069)              (1,999,630)
                                    ------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (166,511)              (3,942,250)              (2,099,143)
                                    ------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                             1,040,794               15,138,114                8,527,844
 Net transfers                           987,267               10,559,766                4,337,390
 Surrenders for benefit
  payments and fees                       (6,685)                (275,940)                 (92,284)
 Net annuity transactions                     --                    2,868                       --
                                    ------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    2,021,376               25,424,808               12,772,950
                                    ------------            -------------            -------------
 Net increase (decrease) in
  net assets                           1,854,865               21,482,558               10,673,807
NET ASSETS:
 Beginning of year                            --                       --                       --
                                    ------------            -------------            -------------
 End of year                          $1,854,865              $21,482,558              $10,673,807
                                    ============            =============            =============

(a)  From inception May 1, 2008 to December 31, 2008.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                    AMERICAN FUNDS           AMERICAN FUNDS
                                         BOND                  GLOBAL BOND
                                       HLS FUND                 HLS FUND
                                    SUB-ACCOUNT (A)          SUB-ACCOUNT (A)
--------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(260,714)               $(104,167)
 Net realized gain (loss) on
  security transactions                    (67,226)                 (32,589)
 Net realized gain on
  distributions                                 --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (2,310,671)                 449,697
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (2,638,611)                 312,941
                                     -------------            -------------
UNIT TRANSACTIONS:
 Purchases                              32,291,029               12,582,733
 Net transfers                          24,976,390                6,982,545
 Surrenders for benefit
  payments and fees                     (1,113,377)                (312,650)
 Net annuity transactions                   71,453                       --
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     56,225,495               19,252,628
                                     -------------            -------------
 Net increase (decrease) in
  net assets                            53,586,884               19,565,569
NET ASSETS:
 Beginning of year                              --                       --
                                     -------------            -------------
 End of year                           $53,586,884              $19,565,569
                                     =============            =============

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    AMERICAN FUNDS                                    AMERICAN FUNDS
                                    GLOBAL GROWTH            AMERICAN FUNDS            GLOBAL SMALL             AMERICAN FUNDS
                                      AND INCOME              GLOBAL GROWTH           CAPITALIZATION                GROWTH
                                       HLS FUND                 HLS FUND                 HLS FUND                  HLS FUND
                                   SUB-ACCOUNT (A)           SUB-ACCOUNT (A)          SUB-ACCOUNT (A)          SUB-ACCOUNT (A)
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(209,702)                $(98,303)                $(90,127)                 $661,179
 Net realized gain (loss) on
  security transactions                    (31,105)                  (8,659)                 (14,308)                 (143,745)
 Net realized gain on
  distributions                                 --                       --                       --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (10,050,615)              (4,244,309)              (6,602,681)              (34,175,982)
                                    --------------            -------------            -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                           (10,291,422)              (4,351,271)              (6,707,116)              (33,658,548)
                                    --------------            -------------            -------------            --------------
UNIT TRANSACTIONS:
 Purchases                              25,787,825               12,387,679               14,220,207                83,953,493
 Net transfers                          21,934,337                5,679,102                9,618,460                53,963,097
 Surrenders for benefit
  payments and fees                       (321,214)                 (97,697)                (184,524)               (1,421,997)
 Net annuity transactions                    3,478                       --                   28,650                    77,010
                                    --------------            -------------            -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     47,404,426               17,969,084               23,682,793               136,571,603
                                    --------------            -------------            -------------            --------------
 Net increase (decrease) in
  net assets                            37,113,004               13,617,813               16,975,677               102,913,055
NET ASSETS:
 Beginning of year                              --                       --                       --                        --
                                    --------------            -------------            -------------            --------------
 End of year                           $37,113,004              $13,617,813              $16,975,677              $102,913,055
                                    ==============            =============            =============            ==============


                                    AMERICAN FUNDS            AMERICAN FUNDS           AMERICAN FUNDS
                                    GROWTH-INCOME             INTERNATIONAL               NEW WORLD
                                       HLS FUND                  HLS FUND                 HLS FUND
                                   SUB-ACCOUNT (A)           SUB-ACCOUNT (A)           SUB-ACCOUNT (A)
-----------------------------  ---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $644,441                 $(339,971)               $(123,812)
 Net realized gain (loss) on
  security transactions                    (99,470)                  (16,962)                 (54,071
 Net realized gain on
  distributions                                 --                        --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (15,547,197)              (15,876,273)              (6,311,128)
                                    --------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                           (15,002,226)              (16,233,206)              (6,489,011)
                                    --------------            --------------            -------------
UNIT TRANSACTIONS:
 Purchases                              45,172,874                48,144,682               16,849,073
 Net transfers                          31,094,439                35,272,902               10,503,287
 Surrenders for benefit
  payments and fees                       (655,166)                 (777,059)                (400,455)
 Net annuity transactions                   77,087                    42,957                       --
                                    --------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     75,689,234                82,683,482               26,951,905
                                    --------------            --------------            -------------
 Net increase (decrease) in
  net assets                            60,687,008                66,450,276               20,462,894
NET ASSETS:
 Beginning of year                              --                        --                       --
                                    --------------            --------------            -------------
 End of year                           $60,687,008               $66,450,276              $20,462,894
                                    ==============            ==============            =============

(a)  From inception May 1, 2008 to December 31, 2008.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                     LORD ABBETT              LORD ABBETT
                                   AMERICA'S VALUE          BOND-DEBENTURE
                                      PORTFOLIO                PORTFOLIO
                                   SUB-ACCOUNT (A)          SUB-ACCOUNT (A)
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $131,137               $1,763,224
 Net realized gain (loss) on
  security transactions                      (215)                  (6,078)
 Net realized gain on
  distributions                            86,110                   71,933
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (508,574)              (4,543,960)
                                     ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             (291,542)              (2,714,881)
                                     ------------            -------------
UNIT TRANSACTIONS:
 Purchases                              1,555,149               15,784,251
 Net transfers                          2,280,701               13,057,604
 Surrenders for benefit
  payments and fees                       (78,107)                (301,211)
 Net annuity transactions                      --                       --
                                     ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     3,757,743               28,540,644
                                     ------------            -------------
 Net increase (decrease) in
  net assets                            3,466,201               25,825,763
NET ASSETS:
 Beginning of year                             --                       --
                                     ------------            -------------
 End of year                           $3,466,201              $25,825,763
                                     ============            =============

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     LORD ABBETT
                                      GROWTH &
                                       INCOME              MFS CORE                 MFS GROWTH           MFS GLOBAL
                                      PORTFOLIO         EQUITY SERIES                 SERIES           EQUITY SERIES
                                   SUB-ACCOUNT (A)       SUB-ACCOUNT             SUB-ACCOUNT (C)        SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $106,419            $(277,607)                $(935,375)           $(232,458)
 Net realized gain (loss) on
  security transactions                    (5,108)          (1,970,029)               (3,834,854)            (715,444)
 Net realized gain on
  distributions                            32,972                   --                        --            2,862,518
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (1,598,587)         (13,142,604)              (22,539,511)         (14,928,081)
                                    -------------       --------------            --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                           (1,464,304)         (15,390,240)              (27,309,740)         (13,013,465)
                                    -------------       --------------            --------------       --------------
UNIT TRANSACTIONS:
 Purchases                              4,167,794              208,268                 2,750,638              944,108
 Net transfers                          4,432,167           (2,810,334)                3,549,017           (3,381,473)
 Surrenders for benefit
  payments and fees                       (68,991)          (5,193,816)               (7,659,297)          (2,999,087)
 Net annuity transactions                      --                  423                    (1,675)              (5,656)
                                    -------------       --------------            --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     8,530,970           (7,795,459)               (1,361,317)          (5,442,108)
                                    -------------       --------------            --------------       --------------
 Net increase (decrease) in
  net assets                            7,066,666          (23,185,699)              (28,671,057)         (18,455,573)
NET ASSETS:
 Beginning of year                             --           43,479,094                70,257,927           39,807,568
                                    -------------       --------------            --------------       --------------
 End of year                           $7,066,666          $20,293,395               $41,586,870          $21,351,995
                                    =============       ==============            ==============       ==============


                                                    MFS INVESTORS
                                  MFS HIGH              GROWTH            MFS INVESTORS
                               INCOME SERIES         STOCK SERIES         TRUST SERIES
                                SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)     $13,187,431            $(832,204)          $(4,470,084)
 Net realized gain (loss) on
  security transactions            (4,089,200)            (784,450)           (4,599,579)
 Net realized gain on
  distributions                            --            3,569,725            31,251,603
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (62,309,702)         (34,199,670)         (200,868,397)
                               --------------       --------------       ---------------
 Net increase (decrease) in
  net assets resulting from
  operations                      (53,211,471)         (32,246,599)         (178,686,457)
                               --------------       --------------       ---------------
UNIT TRANSACTIONS:
 Purchases                          3,610,025              629,933            16,930,539
 Net transfers                     (4,018,463)          (6,908,624)           11,120,104
 Surrenders for benefit
  payments and fees               (21,074,831)          (9,486,354)          (48,413,452)
 Net annuity transactions               8,342              (38,307)                3,268
                               --------------       --------------       ---------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (21,474,927)         (15,803,352)          (20,359,541)
                               --------------       --------------       ---------------
 Net increase (decrease) in
  net assets                      (74,686,398)         (48,049,951)         (199,045,998)
NET ASSETS:
 Beginning of year                204,654,314           96,218,603           524,881,724
                               --------------       --------------       ---------------
 End of year                     $129,967,916          $48,168,652          $325,835,726
                               ==============       ==============       ===============

(a)  From inception May 1, 2008 to December 31, 2008.

(c)  Formerly MFS Emerging Growth Series. Change effective May 1, 2008.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                 MFS MID CAP                  MFS NEW
                                GROWTH SERIES            DISCOVERY SERIES
                                 SUB-ACCOUNT                SUB-ACCOUNT
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(1,879,275)               $(4,735,187)
 Net realized gain (loss) on
  security transactions             (1,724,878)                (4,222,284)
 Net realized gain on
  distributions                     13,637,605                 52,338,855
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (74,955,398)              (168,003,432)
                                --------------            ---------------
 Net increase (decrease) in
  net assets resulting from
  operations                       (64,921,946)              (124,622,048)
                                --------------            ---------------
UNIT TRANSACTIONS:
 Purchases                           1,839,382                  4,081,416
 Net transfers                      (2,728,042)                 4,109,935
 Surrenders for benefit
  payments and fees                (11,785,833)               (24,323,753)
 Net annuity transactions               (9,811)                   (10,215)
                                --------------            ---------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (12,684,304)               (16,142,617)
                                --------------            ---------------
 Net increase (decrease) in
  net assets                       (77,606,250)              (140,764,665)
NET ASSETS:
 Beginning of year                 132,768,469                314,820,241
                                --------------            ---------------
 End of year                       $55,162,219               $174,055,576
                                ==============            ===============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  MFS TOTAL              MFS VALUE           MFS RESEARCH              MFS RESEARCH
                                RETURN SERIES             SERIES             BOND SERIES           INTERNATIONAL SERIES
                                 SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT               SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $18,503,953           $(1,425,574)          $1,435,428                 $(672,036)
 Net realized gain (loss) on
  security transactions             (17,704,444)           (3,201,201)            (530,750)               (1,509,091)
 Net realized gain on
  distributions                      82,284,071            10,849,445                   --                 2,479,360
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (426,676,736)         (115,859,826)          (6,493,585)              (35,428,685)
                               ----------------       ---------------       --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                       (343,593,156)         (109,637,156)          (5,588,907)              (35,130,452)
                               ----------------       ---------------       --------------            --------------
UNIT TRANSACTIONS:
 Purchases                           45,281,771            38,487,843           11,749,918                 7,226,896
 Net transfers                      (65,568,546)           63,992,318           45,651,757                25,325,137
 Surrenders for benefit
  payments and fees                (137,572,230)          (23,096,762)         (14,551,171)               (6,636,424)
 Net annuity transactions               (38,160)                9,770              (38,058)                       --
                               ----------------       ---------------       --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (157,897,165)           79,393,169           42,812,446                25,915,609
                               ----------------       ---------------       --------------            --------------
 Net increase (decrease) in
  net assets                       (501,490,321)          (30,243,987)          37,223,539                (9,214,843)
NET ASSETS:
 Beginning of year                1,538,111,158           274,984,652           89,627,222                59,047,011
                               ----------------       ---------------       --------------            --------------
 End of year                     $1,036,620,837          $244,740,665         $126,850,761               $49,832,168
                               ================       ===============       ==============            ==============

                                                          BLACKROCK                BLACKROCK
                                MFS RESEARCH                GLOBAL                 LARGE CAP
                                   SERIES              GROWTH V.I. FUND        GROWTH V.I. FUND
                                SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(358,343)               $(18,072)                $(23,765)
 Net realized gain (loss) on
  security transactions            (1,090,300)                 20,476                   31,608
 Net realized gain on
  distributions                            --                      --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (13,679,938)               (731,644)                (821,487)
                               --------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                      (15,128,581)               (729,240)                (813,644)
                               --------------            ------------            -------------
UNIT TRANSACTIONS:
 Purchases                          4,288,934                     363                    1,843
 Net transfers                     (5,427,094)                 36,233                  (64,274)
 Surrenders for benefit
  payments and fees                (1,838,812)               (102,792)                (201,364)
 Net annuity transactions                  --                      --                       --
                               --------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (2,976,972)                (66,196)                (263,795)
                               --------------            ------------            -------------
 Net increase (decrease) in
  net assets                      (18,105,553)               (795,436)              (1,077,439)
NET ASSETS:
 Beginning of year                 42,766,780               1,542,262                2,158,102
                               --------------            ------------            -------------
 End of year                      $24,661,227                $746,826               $1,080,663
                               ==============            ============            =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                    VAN KAMPEN --           VAN KAMPEN --
                                  UIF INTERNATIONAL          UIF MID CAP
                                    GROWTH EQUITY              GROWTH
                                      PORTFOLIO               PORTFOLIO
                                     SUB-ACCOUNT           SUB-ACCOUNT (A)
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(11,426)                $(34,026)
 Net realized gain (loss) on
  security transactions                  (18,792)                 (12,601)
 Net realized gain on
  distributions                            1,581                  636,081
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (368,283)              (3,935,270)
                                     -----------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (396,920)              (3,345,816)
                                     -----------            -------------
UNIT TRANSACTIONS:
 Purchases                                37,525                7,686,527
 Net transfers                           (15,653)               5,842,352
 Surrenders for benefit
  payments and fees                       (6,403)                (104,906)
 Net annuity transactions                     --                       --
                                     -----------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       15,469               13,423,973
                                     -----------            -------------
 Net increase (decrease) in
  net assets                            (381,451)              10,078,157
NET ASSETS:
 Beginning of year                       779,947                       --
                                     -----------            -------------
 End of year                            $398,496              $10,078,157
                                     ===========            =============

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   VAN KAMPEN --                               MORGAN STANLEY --      MORGAN STANLEY --
                                      UIF U.S.          MORGAN STANLEY --           CAPITAL                MID CAP
                                   MID CAP VALUE           FOCUS GROWTH          OPPORTUNITIES              GROWTH
                                     PORTFOLIO              PORTFOLIO              PORTFOLIO              PORTFOLIO
                                    SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT (D)
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(42,989)             $(12,366)               $(56,906)              $(7,891)
 Net realized gain (loss) on
  security transactions                   (20,311)              (21,384)                (30,658)              (10,098)
 Net realized gain on
  distributions                         1,202,728                    --                      --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (3,767,213)             (513,891)             (1,967,825)             (370,759)
                                   --------------          ------------          --------------          ------------
 Net increase (decrease) in
  net assets resulting from
  operations                           (2,627,785)             (547,641)             (2,055,389)             (388,748)
                                   --------------          ------------          --------------          ------------
UNIT TRANSACTIONS:
 Purchases                              3,045,755               142,628                 212,023                72,372
 Net transfers                          2,971,394               125,497                 654,967               120,577
 Surrenders for benefit
  payments and fees                      (176,339)              (20,728)               (141,098)              (26,284)
 Net annuity transactions                      --                    --                      --                    --
                                   --------------          ------------          --------------          ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     5,840,810               247,397                 725,892               166,665
                                   --------------          ------------          --------------          ------------
 Net increase (decrease) in
  net assets                            3,213,025              (300,244)             (1,329,497)             (222,083)
NET ASSETS:
 Beginning of year                      3,267,435               810,822               3,599,010               651,659
                                   --------------          ------------          --------------          ------------
 End of year                           $6,480,460              $510,578              $2,269,513              $429,576
                                   ==============          ============          ==============          ============

                                                      MORGAN STANLEY --
                                MORGAN STANLEY --          DIVIDEND         MORGAN STANLEY --
                                 FLEXIBLE INCOME            GROWTH            GLOBAL EQUITY
                                    PORTFOLIO             PORTFOLIO             PORTFOLIO
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $3,616               $(3,989)              $(5,887)
 Net realized gain (loss) on
  security transactions                 (33,701)              (16,875)              (31,451)
 Net realized gain on
  distributions                              --                    --                41,258
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (184,363)             (113,342)             (348,380)
                                   ------------          ------------          ------------
 Net increase (decrease) in
  net assets resulting from
  operations                           (214,448)             (134,206)             (344,460)
                                   ------------          ------------          ------------
UNIT TRANSACTIONS:
 Purchases                               34,182                11,100                88,736
 Net transfers                          (72,598)             (123,263)               63,997
 Surrenders for benefit
  payments and fees                     (20,677)               (5,682)              (14,763)
 Net annuity transactions                    --                    --                    --
                                   ------------          ------------          ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (59,093)             (117,845)              137,970
                                   ------------          ------------          ------------
 Net increase (decrease) in
  net assets                           (273,541)             (252,051)             (206,490)
NET ASSETS:
 Beginning of year                      884,903               442,520               604,421
                                   ------------          ------------          ------------
 End of year                           $611,362              $190,469              $397,931
                                   ============          ============          ============

(d) Formerly Developing Growth. Change effective May 1, 2008.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                     OPPENHEIMER
                                       CAPITAL                OPPENHEIMER
                                     APPRECIATION          GLOBAL SECURITIES
                                       FUND/VA                  FUND/VA
                                   SUB-ACCOUNT (A)          SUB-ACCOUNT (A)
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(5,592)                $(77,086)
 Net realized gain (loss) on
  security transactions                    (4,376)                  (6,076)
 Net realized gain on
  distributions                                --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (364,116)              (3,622,609)
                                     ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             (374,084)              (3,705,771)
                                     ------------            -------------
UNIT TRANSACTIONS:
 Purchases                                842,621                9,520,398
 Net transfers                            623,425               10,145,227
 Surrenders for benefit
  payments and fees                       (34,820)                (205,366)
 Net annuity transactions                      --                       --
                                     ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     1,431,226               19,460,259
                                     ------------            -------------
 Net increase (decrease) in
  net assets                            1,057,142               15,754,488
NET ASSETS:
 Beginning of year                             --                       --
                                     ------------            -------------
 End of year                           $1,057,142              $15,754,488
                                     ============            =============

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                             OPPENHEIMER
                                    OPPENHEIMER              MAIN STREET             OPPENHEIMER               PUTNAM VT
                                    MAIN STREET               SMALL CAP                 VALUE                 DIVERSIFIED
                                      FUND/VA                  FUND/VA                 FUND/VA                INCOME FUND
                                  SUB-ACCOUNT (A)          SUB-ACCOUNT (A)         SUB-ACCOUNT (A)          SUB-ACCOUNT (A)
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(4,603)                $(50,844)                $(3,469)               $(171,294)
 Net realized gain (loss) on
  security transactions                   (3,469)                  (6,492)                (33,239)                 (80,305)
 Net realized gain on
  distributions                               --                       --                      --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (230,423)              (2,539,148)               (162,048)              (7,278,312)
                                    ------------            -------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (238,495)              (2,596,484)               (198,756)              (7,529,911)
                                    ------------            -------------            ------------            -------------
UNIT TRANSACTIONS:
 Purchases                               740,815                7,007,557                 495,953               28,425,206
 Net transfers                           510,620                6,521,806                 804,929               10,029,953
 Surrenders for benefit
  payments and fees                      (11,462)                (158,653)                (16,776)                (533,779)
 Net annuity transactions                     --                       --                      --                       --
                                    ------------            -------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    1,239,973               13,370,710               1,284,106               37,921,380
                                    ------------            -------------            ------------            -------------
 Net increase (decrease) in
  net assets                           1,001,478               10,774,226               1,085,350               30,391,469
NET ASSETS:
 Beginning of year                            --                       --                      --                       --
                                    ------------            -------------            ------------            -------------
 End of year                          $1,001,478              $10,774,226              $1,085,350              $30,391,469
                                    ============            =============            ============            =============

                                                             PUTNAM VT
                                     PUTNAM VT             INTERNATIONAL            PUTNAM VT
                                    GLOBAL ASSET            GROWTH AND            INTERNATIONAL
                                  ALLOCATION FUND           INCOME FUND            EQUITY FUND
                                  SUB-ACCOUNT (A)         SUB-ACCOUNT (A)        SUB-ACCOUNT (A)
-----------------------------  ---------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(9,697)               $(2,751)                $(4,991)
 Net realized gain (loss) on
  security transactions                  (34,047)                   289                 (10,836)
 Net realized gain on
  distributions                               --                     --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (425,076)              (156,221)               (259,272)
                                    ------------            -----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (468,820)              (158,683)               (275,099)
                                    ------------            -----------            ------------
UNIT TRANSACTIONS:
 Purchases                             2,388,595                367,589                 709,189
 Net transfers                           439,669                465,806                 393,290
 Surrenders for benefit
  payments and fees                      (37,408)                  (262)                 (8,654
 Net annuity transactions                     --                     --                      --
                                    ------------            -----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    2,790,856                833,133               1,093,825
                                    ------------            -----------            ------------
 Net increase (decrease) in
  net assets                           2,322,036                674,450                 818,726
NET ASSETS:
 Beginning of year                            --                     --                      --
                                    ------------            -----------            ------------
 End of year                          $2,322,036               $674,450                $818,726
                                    ============            ===========            ============

(a)  From inception May 1, 2008 to December 31, 2008.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                      PUTNAM VT           JENNISON 20/20
                                      SMALL CAP                FOCUS
                                        VALUE                PORTFOLIO
                                   SUB-ACCOUNT (A)          SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(3,706)              $(10,186)
 Net realized gain (loss) on
  security transactions                  (11,310)                  (939)
 Net realized gain on
  distributions                               --                 34,819
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (150,663)              (280,131)
                                     -----------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                            (165,679)              (256,437)
                                     -----------            -----------
UNIT TRANSACTIONS:
 Purchases                               507,479                    120
 Net transfers                           302,226                 65,568
 Surrenders for benefit
  payments and fees                       (1,832)               (59,412)
 Net annuity transactions                     --                     --
                                     -----------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      807,873                  6,276
                                     -----------            -----------
 Net increase (decrease) in
  net assets                             642,194               (250,161)
NET ASSETS:
 Beginning of year                            --                630,577
                                     -----------            -----------
 End of year                            $642,194               $380,416
                                     ===========            ===========

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                            PRUDENTIAL          VAN KAMPEN --
                                                       PRUDENTIAL             SERIES             UIF GROWTH
                                    JENNISON              VALUE           INTERNATIONAL          AND INCOME
                                   PORTFOLIO            PORTFOLIO             GROWTH              PORTFOLIO
                                  SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT (E)         SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $(2,511)             $(1,496)            $ --                  $(46,316)
 Net realized gain (loss) on
  security transactions                  (825)              (1,821)              --                  (205,896)
 Net realized gain on
  distributions                            --               74,286               --                   379,043
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (54,227)            (253,913)              --                (6,681,795)
                                   ----------          -----------             ----             -------------
 Net increase (decrease) in
  net assets resulting from
  operations                          (57,563)            (182,944)              --                (6,554,964)
                                   ----------          -----------             ----             -------------
UNIT TRANSACTIONS:
 Purchases                                 --                   60               --                 6,466,262
 Net transfers                             26                6,624               --                13,554,478
 Surrenders for benefit
  payments and fees                    (7,458)              (2,980)              --                  (601,644)
 Net annuity transactions                  --                   --               --                        --
                                   ----------          -----------             ----             -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (7,432)               3,704               --                19,419,096
                                   ----------          -----------             ----             -------------
 Net increase (decrease) in
  net assets                          (64,995)            (179,240)              --                12,864,132
NET ASSETS:
 Beginning of year                    153,002              416,338               --                11,757,904
                                   ----------          -----------             ----             -------------
 End of year                          $88,007             $237,098             $ --               $24,622,036
                                   ==========          ===========             ====             =============

                                                           WELLS FARGO            WELLS FARGO
                                   VAN KAMPEN --          ADVANTAGE VT           ADVANTAGE VT
                                   UIF COMSTOCK               ASSET              TOTAL RETURN
                                     PORTFOLIO           ALLOCATION FUND           BOND FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $18,286                 $5,827               $208,213
 Net realized gain (loss) on
  security transactions                 (136,153)                 6,089                (19,733)
 Net realized gain on
  distributions                          186,674                112,920                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (1,570,715)              (637,766)              (183,502)
                                   -------------          -------------          -------------
 Net increase (decrease) in
  net assets resulting from
  operations                          (1,501,908)              (512,930)                 4,978
                                   -------------          -------------          -------------
UNIT TRANSACTIONS:
 Purchases                               263,729                     --                209,062
 Net transfers                           (34,168)                (3,407)               188,331
 Surrenders for benefit
  payments and fees                     (242,652)              (512,569)            (1,105,885)
 Net annuity transactions                     --                     --                     --
                                   -------------          -------------          -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (13,091)              (515,976)              (708,492)
                                   -------------          -------------          -------------
 Net increase (decrease) in
  net assets                          (1,514,999)            (1,028,906)              (703,514)
NET ASSETS:
 Beginning of year                     3,997,505              2,145,075              7,485,802
                                   -------------          -------------          -------------
 End of year                          $2,482,506             $1,116,169             $6,782,288
                                   =============          =============          =============

(e)  Sub-Account option not funded at December 31, 2008.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                      WELLS FARGO             WELLS FARGO
                                     ADVANTAGE VT             ADVANTAGE VT
                                        EQUITY               C&B LARGE CAP
                                      INCOME FUND              VALUE FUND
                                      SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $1,739                 $(3,344)
 Net realized gain (loss) on
  security transactions                    (79,705)                (51,428)
 Net realized gain on
  distributions                            429,495                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (1,533,844)               (595,378)
                                     -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (1,182,315)               (650,150)
                                     -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                  22,925                 226,640
 Net transfers                             (56,448)                464,263
 Surrenders for benefit
  payments and fees                       (330,036)               (116,289)
 Net annuity transactions                       --                      --
                                     -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       (363,559)                574,614
                                     -------------            ------------
 Net increase (decrease) in
  net assets                            (1,545,874)                (75,536)
NET ASSETS:
 Beginning of year                       3,311,325               1,264,708
                                     -------------            ------------
 End of year                            $1,765,451              $1,189,172
                                     =============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    WELLS FARGO             WELLS FARGO              WELLS FARGO             WELLS FARGO
                                   ADVANTAGE VT            ADVANTAGE VT             ADVANTAGE VT             ADVANTAGE VT
                                   LARGE COMPANY           INTERNATIONAL            LARGE COMPANY               MONEY
                                     CORE FUND               CORE FUND               GROWTH FUND             MARKET FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(1,063)                  $4,313                 $(47,253)                 $9,338
 Net realized gain (loss) on
  security transactions                 (16,522)                 (27,792)                 (66,522)                     --
 Net realized gain on
  distributions                              --                  497,726                       --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (52,315)              (1,799,408)              (1,280,788)                   (465)
                                    -----------            -------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (69,900)              (1,325,161)              (1,394,563)                  8,873
                                    -----------            -------------            -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                    4                   13,287                    9,345                      --
 Net transfers                         (170,238)                 100,571                 (142,221)              3,437,264
 Surrenders for benefit
  payments and fees                     (23,622)                (220,512)                (349,550)               (774,098)
 Net annuity transactions                    --                       --                       --                      --
                                    -----------            -------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (193,856)                (106,654)                (482,426)              2,663,166
                                    -----------            -------------            -------------            ------------
 Net increase (decrease) in
  net assets                           (263,756)              (1,431,815)              (1,876,989)              2,672,039
NET ASSETS:
 Beginning of year                      336,762                3,107,713                3,702,563               3,310,153
                                    -----------            -------------            -------------            ------------
 End of year                            $73,006               $1,675,898               $1,825,574              $5,982,192
                                    ===========            =============            =============            ============

                                     WELLS FARGO                                    WELLS FARGO
                                    ADVANTAGE VT             WELLS FARGO           ADVANTAGE VT           WELLS FARGO
                                      SMALL CAP             ADVANTAGE VT           SMALL/MID CAP          ADVANTAGE VT
                                     GROWTH FUND           DISCOVERY FUND           VALUE FUND          OPPORTUNITY FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(57,507)              $(22,075)              $(13,654)                 $702
 Net realized gain (loss) on
  security transactions                   (38,367)               (19,873)               (15,577)              (19,156)
 Net realized gain on
  distributions                           906,657                     --                151,108                34,384
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (2,414,168)              (628,303)              (503,745)              (96,253)
                                    -------------            -----------            -----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                           (1,603,385)              (670,251)              (381,868)              (80,323)
                                    -------------            -----------            -----------            ----------
UNIT TRANSACTIONS:
 Purchases                                114,897                  9,269                  8,728                    --
 Net transfers                            556,754                843,454                 88,759               147,771
 Surrenders for benefit
  payments and fees                      (304,768)               (55,070)               (23,887)               (4,537)
 Net annuity transactions                      --                     --                     --                    --
                                    -------------            -----------            -----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       366,883                797,653                 73,600               143,234
                                    -------------            -----------            -----------            ----------
 Net increase (decrease) in
  net assets                           (1,236,502)               127,402               (308,268)               62,911
NET ASSETS:
 Beginning of year                      3,508,436                807,953                876,782                54,346
                                    -------------            -----------            -----------            ----------
 End of year                           $2,271,934               $935,355               $568,514              $117,257
                                    =============            ===========            ===========            ==========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                   AIM V.I.                  AIM V.I.
                                    BASIC                    CAPITAL
                                  VALUE FUND            APPRECIATION FUND
                                 SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(3,485,754)              $(2,160,312)
 Net realized gain (loss) on
  security transactions             12,379,431                 2,142,646
 Net realized gain on
  distributions                     13,519,881                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (22,291,140)               10,213,085
                                --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                           122,418                10,195,419
                                --------------            --------------
UNIT TRANSACTIONS:
 Purchases                          12,569,626                 6,101,505
 Net transfers                     (23,986,907)               (3,045,460)
 Surrenders for benefit
  payments and fees                (30,786,750)              (14,625,309)
 Net annuity transactions               82,798                    59,801
                                --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (42,121,233)              (11,509,463)
                                --------------            --------------
 Net increase (decrease) in
  net assets                       (41,998,815)               (1,314,044)
NET ASSETS:
 Beginning of year                 275,445,860               117,360,069
                                --------------            --------------
 End of year                      $233,447,045              $116,046,025
                                ==============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  AIM V.I.                  AIM V.I.             AIM V.I.             AIM V.I.
                                    CORE                   GOVERNMENT         INTERNATIONAL         MID CAP CORE
                                EQUITY FUND             SECURITIES FUND        GROWTH FUND          EQUITY FUND
                                SUB-ACCOUNT               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)     $(3,074,799)              $17,673,534          $(1,998,612)         $(6,622,923)
 Net realized gain (loss) on
  security transactions             6,403,776                    74,323              221,106            5,917,988
 Net realized gain on
  distributions                            --                        --                   --            5,668,993
 Net unrealized appreciation
  (depreciation) of
  investments during the year      18,174,798                13,331,907           16,505,105           23,071,586
                               --------------            --------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                       21,503,775                31,079,764           14,727,599           28,035,644
                               --------------            --------------       --------------       --------------
UNIT TRANSACTIONS:
 Purchases                          8,173,565               118,031,004           66,016,983           24,800,715
 Net transfers                    (22,262,060)               93,479,563           54,482,729            2,893,857
 Surrenders for benefit
  payments and fees               (30,489,552)              (60,488,637)         (11,945,647)         (40,940,962)
 Net annuity transactions              65,965                   161,816              129,666               81,920
                               --------------            --------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (44,512,082)              151,183,746          108,683,731          (13,164,470)
                               --------------            --------------       --------------       --------------
 Net increase (decrease) in
  net assets                      (23,008,307)              182,263,510          123,411,330           14,871,174
NET ASSETS:
 Beginning of year                362,567,487               601,384,982          102,350,720          376,501,936
                               --------------            --------------       --------------       --------------
 End of year                     $339,559,180              $783,648,492         $225,762,050         $391,373,110
                               ==============            ==============       ==============       ==============

                                  AIM V.I.            AIM V.I.                AIM V.I.
                                 SMALL CAP            LARGE CAP                CAPITAL
                                EQUITY FUND          GROWTH FUND          DEVELOPMENT FUND
                                SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT (A)
-----------------------------  --------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)     $(1,578,832)          $(983,956)                $(155)
 Net realized gain (loss) on
  security transactions                15,571             904,669                (2,467)
 Net realized gain on
  distributions                     3,065,634                  --                 6,479
 Net unrealized appreciation
  (depreciation) of
  investments during the year          56,372           6,730,160                (3,499)
                               --------------       -------------             ---------
 Net increase (decrease) in
  net assets resulting from
  operations                        1,558,745           6,650,873                   358
                               --------------       -------------             ---------
UNIT TRANSACTIONS:
 Purchases                         30,679,857           3,033,964                 8,625
 Net transfers                     14,960,292           4,254,797                64,353
 Surrenders for benefit
  payments and fees                (6,840,056)         (5,737,945)               (1,443)
 Net annuity transactions              (2,334)             (1,931)                   --
                               --------------       -------------             ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                38,797,759           1,548,885                71,535
                               --------------       -------------             ---------
 Net increase (decrease) in
  net assets                       40,356,504           8,199,758                71,893
NET ASSETS:
 Beginning of year                 70,828,515          51,663,544                    --
                               --------------       -------------             ---------
 End of year                     $111,185,019         $59,863,302               $71,893
                               ==============       =============             =========

(a)  From inception, November 12, 2007 to December 31, 2007.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                              AMERICAN FUNDS
                                    AMERICAN FUNDS                GLOBAL
                                        GLOBAL                  GROWTH AND
                                       BOND FUND               INCOME FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT
---------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $1,522,903                $2,582,918
 Net realized gain (loss) on
  security transactions                     19,201                   (42,340)
 Net realized gain on
  distributions                                 --                18,217,851
 Net unrealized appreciation
  (depreciation) of
  investments during the year            1,261,676                15,626,762
                                     -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             2,803,780                36,385,191
                                     -------------            --------------
UNIT TRANSACTIONS:
 Purchases                              21,060,985               180,698,905
 Net transfers                          54,506,741               186,242,144
 Surrenders for benefit
  payments and fees                     (2,587,846)              (18,137,698)
 Net annuity transactions                   32,073                   131,911
                                     -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     73,011,953               348,935,262
                                     -------------            --------------
 Net increase (decrease) in
  net assets                            75,815,733               385,320,453
NET ASSETS:
 Beginning of year                       8,034,662               209,513,510
                                     -------------            --------------
 End of year                           $83,850,395              $594,833,963
                                     =============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                       AMERICAN FUNDS
                                AMERICAN FUNDS           BLUE CHIP                                       AMERICAN FUNDS
                                    ASSET                INCOME AND           AMERICAN FUNDS                 GLOBAL
                               ALLOCATION FUND          GROWTH FUND             BOND FUND                 GROWTH FUND
                                 SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT                SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $8,966,524            $10,475,918            $70,103,641                $7,845,634
 Net realized gain (loss) on
  security transactions              18,360,226             26,182,204              1,545,335                15,692,080
 Net realized gain on
  distributions                      65,857,700             43,866,344                     --                31,836,893
 Net unrealized appreciation
  (depreciation) of
  investments during the year        (4,327,921)           (74,994,862)           (54,422,607)               38,029,655
                               ----------------       ----------------       ----------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                         88,856,529              5,529,604             17,226,369                93,404,262
                               ----------------       ----------------       ----------------            --------------
UNIT TRANSACTIONS:
 Purchases                          140,108,093             94,018,302             99,862,224                76,124,822
 Net transfers                       73,582,056            (19,419,192)           146,892,859                21,359,371
 Surrenders for benefit
  payments and fees                (185,172,324)          (135,146,446)          (120,414,933)              (70,437,814)
 Net annuity transactions               134,450                 48,811                 40,401                    53,278
                               ----------------       ----------------       ----------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  28,652,275            (60,498,525)           126,380,551                27,099,657
                               ----------------       ----------------       ----------------            --------------
 Net increase (decrease) in
  net assets                        117,508,804            (54,968,921)           143,606,920               120,503,919
NET ASSETS:
 Beginning of year                1,884,925,434          1,385,772,705          1,099,303,682               719,421,075
                               ----------------       ----------------       ----------------            --------------
 End of year                     $2,002,434,238         $1,330,803,784         $1,242,910,602              $839,924,994
                               ================       ================       ================            ==============


                                AMERICAN FUNDS              AMERICAN FUNDS              AMERICAN FUNDS
                                 GROWTH FUND              GROWTH-INCOME FUND          INTERNATIONAL FUND
                                 SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(43,992,284)               $(10,242,962)                $(3,366,053)
 Net realized gain (loss) on
  security transactions              75,969,824                  64,424,315                  22,952,807
 Net realized gain on
  distributions                     296,855,336                 147,876,597                  61,815,411
 Net unrealized appreciation
  (depreciation) of
  investments during the year        87,902,270                 (64,307,657)                126,057,449
                               ----------------            ----------------            ----------------
 Net increase (decrease) in
  net assets resulting from
  operations                        416,735,146                 137,750,293                 207,459,614
                               ----------------            ----------------            ----------------
UNIT TRANSACTIONS:
 Purchases                          466,759,159                 439,563,750                 139,178,445
 Net transfers                          527,203                  37,863,073                   9,397,135
 Surrenders for benefit
  payments and fees                (401,245,009)               (422,808,359)               (108,673,098)
 Net annuity transactions               236,187                      84,331                      79,913
                               ----------------            ----------------            ----------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  66,277,540                  54,702,795                  39,982,395
                               ----------------            ----------------            ----------------
 Net increase (decrease) in
  net assets                        483,012,686                 192,453,088                 247,442,009
NET ASSETS:
 Beginning of year                4,031,582,498               4,314,314,598               1,137,371,941
                               ----------------            ----------------            ----------------
 End of year                     $4,514,595,184              $4,506,767,686              $1,384,813,950
                               ================            ================            ================

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                               AMERICAN FUNDS
                                     AMERICAN FUNDS             GLOBAL SMALL
                                     NEW WORLD FUND         CAPITALIZATION FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $6,918,478                $6,873,726
 Net realized gain (loss) on
  security transactions                   2,986,011                 9,838,761
 Net realized gain on
  distributions                          28,364,928                46,005,686
 Net unrealized appreciation
  (depreciation) of
  investments during the year            78,626,946                35,747,741
                                     --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            116,896,363                98,465,914
                                     --------------            --------------
UNIT TRANSACTIONS:
 Purchases                               69,584,747                69,875,788
 Net transfers                           44,731,030                20,288,542
 Surrenders for benefit
  payments and fees                     (34,838,148)              (53,850,509)
 Net annuity transactions                    (5,154)                   (5,716)
                                     --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      79,472,475                36,308,105
                                     --------------            --------------
 Net increase (decrease) in
  net assets                            196,368,838               134,774,019
NET ASSETS:
 Beginning of year                      364,105,424               513,210,672
                                     --------------            --------------
 End of year                           $560,474,262              $647,984,691
                                     ==============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    FRANKLIN                                           FRANKLIN                 FRANKLIN
                                     RISING                 FRANKLIN                  LARGE CAP                  GLOBAL
                                   DIVIDENDS                 INCOME                     GROWTH                 REAL ESTATE
                                SECURITIES FUND         SECURITIES FUND            SECURITIES FUND           SECURITIES FUND
                                  SUB-ACCOUNT             SUB-ACCOUNT                SUB-ACCOUNT             SUB-ACCOUNT (B)
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $5,470,437             $37,965,826               $(2,613,827)                $202,105
 Net realized gain (loss) on
  security transactions                 3,495,250               5,939,541                 2,602,976                2,199,326
 Net realized gain on
  distributions                        14,502,343              15,245,447                 1,759,400                2,142,787
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (73,621,219)            (28,112,988)                8,121,955              (11,586,300)
                               ------------------      ------------------          ----------------          ---------------
 Net increase (decrease) in
  net assets resulting from
  operations                          (50,153,189)             31,037,826                 9,870,504               (7,042,082)
                               ------------------      ------------------          ----------------          ---------------
UNIT TRANSACTIONS:
 Purchases                            215,997,328             474,365,207                22,854,102                   84,291
 Net transfers                         54,376,368             255,867,822                (5,655,972)              (3,367,490)
 Surrenders for benefit
  payments and fees                   (70,375,785)           (172,861,101)              (17,042,167)              (4,471,202)
 Net annuity transactions                 102,483                 869,172                    63,991                    7,911
                               ------------------      ------------------          ----------------          ---------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   200,100,394             558,241,100                   219,954               (7,746,490)
                               ------------------      ------------------          ----------------          ---------------
 Net increase (decrease) in
  net assets                          149,947,205             589,278,926                10,090,458              (14,788,572)
NET ASSETS:
 Beginning of year                    879,503,359           2,054,626,255               212,265,727               36,663,813
                               ------------------      ------------------          ----------------          ---------------
 End of year                       $1,029,450,564          $2,643,905,181              $222,356,185              $21,875,241
                               ==================      ==================          ================          ===============

                                       FRANKLIN               FRANKLIN                FRANKLIN
                                    SMALL-MID CAP             SMALL CAP              STRATEGIC
                                        GROWTH                  VALUE                  INCOME
                                   SECURITIES FUND         SECURITIES FUND        SECURITIES FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT (A)          SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(7,286,452)               $(823)              $22,513,586
 Net realized gain (loss) on
  security transactions                   9,378,068                   26                   642,873
 Net realized gain on
  distributions                          28,535,333                   --                 1,908,014
 Net unrealized appreciation
  (depreciation) of
  investments during the year             2,360,921                  958                 2,401,769
                                   ----------------          -----------          ----------------
 Net increase (decrease) in
  net assets resulting from
  operations                             32,987,870                  161                27,466,242
                                   ----------------          -----------          ----------------
UNIT TRANSACTIONS:
 Purchases                               37,371,231              472,247                75,682,169
 Net transfers                           (7,161,531)             248,949                82,194,669
 Surrenders for benefit
  payments and fees                     (40,855,706)              (1,371)              (63,236,779)
 Net annuity transactions                    28,953                   --                    70,534
                                   ----------------          -----------          ----------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (10,617,053)             719,825                94,710,593
                                   ----------------          -----------          ----------------
 Net increase (decrease) in
  net assets                             22,370,817              719,986               122,176,835
NET ASSETS:
 Beginning of year                      370,821,404                   --               601,673,026
                                   ----------------          -----------          ----------------
 End of year                           $393,192,221             $719,986              $723,849,861
                                   ================          ===========          ================

(a)  From inception, November 12, 2007 to December 31, 2007.

(b) Formerly Franklin Real Estate Fund. Change effective May 1, 2007.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                              TEMPLETON
                                                              DEVELOPING
                                 MUTUAL SHARES                 MARKETS
                                SECURITIES FUND            SECURITIES FUND
                                  SUB-ACCOUNT                SUB-ACCOUNT
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $(7,527,218)               $1,543,515
 Net realized gain (loss) on
  security transactions               17,589,365                 4,401,546
 Net realized gain on
  distributions                       67,919,883                18,519,845
 Net unrealized appreciation
  (depreciation) of
  investments during the year        (56,002,504)               33,364,764
                                ----------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                          21,979,526                57,829,670
                                ----------------            --------------
UNIT TRANSACTIONS:
 Purchases                           262,861,722                27,959,406
 Net transfers                       106,686,735                12,662,544
 Surrenders for benefit
  payments and fees                 (160,088,605)              (20,744,347)
 Net annuity transactions                124,249                    27,757
                                ----------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  209,584,101                19,905,360
                                ----------------            --------------
 Net increase (decrease) in
  net assets                         231,563,627                77,735,030
NET ASSETS:
 Beginning of year                 1,747,201,185               221,547,750
                                ----------------            --------------
 End of year                      $1,978,764,812              $299,282,780
                                ================            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      TEMPLETON                 TEMPLETON            TEMPLETON
                                       FOREIGN                GLOBAL ASSET             GROWTH                MUTUAL DISCOVERY
                                   SECURITIES FUND           ALLOCATION FUND      SECURITIES FUND            SECURITIES FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT          SUB-ACCOUNT                SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $827,760               $2,453,814            $(5,704,508)              $(2,264,387)
 Net realized gain (loss) on
  security transactions                 12,014,316                  177,350              4,962,253                   737,797
 Net realized gain on
  distributions                         33,669,939                3,522,136             46,236,071                 7,835,462
 Net unrealized appreciation
  (depreciation) of
  investments during the year           45,516,798               (4,923,068)           (44,152,963)               48,800,901
                                    --------------            -------------       ----------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            92,028,813                1,230,232              1,340,853                55,109,773
                                    --------------            -------------       ----------------            --------------
UNIT TRANSACTIONS:
 Purchases                              60,544,586                   88,805            166,210,370               137,229,001
 Net transfers                         (24,488,524)                (214,769)            49,525,301                96,022,257
 Surrenders for benefit
  payments and fees                    (61,039,461)              (2,454,190)           (75,620,030)              (38,136,660)
 Net annuity transactions                  101,104                     (266)                45,851                   273,653
                                    --------------            -------------       ----------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (24,882,295)              (2,580,420)           140,161,492               195,388,251
                                    --------------            -------------       ----------------            --------------
 Net increase (decrease) in
  net assets                            67,146,518               (1,350,188)           141,502,345               250,498,024
NET ASSETS:
 Beginning of year                     699,398,684               15,582,220            988,172,501               513,310,107
                                    --------------            -------------       ----------------            --------------
 End of year                          $766,545,202              $14,232,032         $1,129,674,846              $763,808,131
                                    ==============            =============       ================            ==============

                                      FRANKLIN                 FRANKLIN
                                      FLEX CAP                 LARGE CAP            HARTFORD
                                       GROWTH                    VALUE            MONEY MARKET
                                   SECURITIES FUND          SECURITIES FUND         HLS FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(812,520)                 $35,127           $15,054,768
 Net realized gain (loss) on
  security transactions                   316,804                    1,113                    --
 Net realized gain on
  distributions                                --                   13,741                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           5,360,690                 (758,521)                   --
                                    -------------            -------------       ---------------
 Net increase (decrease) in
  net assets resulting from
  operations                            4,864,974                 (708,540)           15,054,768
                                    -------------            -------------       ---------------
UNIT TRANSACTIONS:
 Purchases                             11,226,134                9,042,361           141,940,510
 Net transfers                         12,526,736                4,056,747           453,038,257
 Surrenders for benefit
  payments and fees                    (2,479,884)              (1,576,892)         (341,311,221)
 Net annuity transactions                   3,020                       --               (71,010)
                                    -------------            -------------       ---------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    21,276,006               11,522,216           253,596,536
                                    -------------            -------------       ---------------
 Net increase (decrease) in
  net assets                           26,140,980               10,813,676           268,651,304
NET ASSETS:
 Beginning of year                     34,505,029               17,918,396           376,463,558
                                    -------------            -------------       ---------------
 End of year                          $60,646,009              $28,732,072          $645,114,862
                                    =============            =============       ===============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                        MFS CORE               MFS EMERGING
                                     EQUITY SERIES             GROWTH SERIES
                                    SUB-ACCOUNT (C)             SUB-ACCOUNT
---------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(631,892)             $(1,026,042)
 Net realized gain (loss) on
  security transactions                    (453,515)              (1,125,030)
 Net realized gain on
  distributions                                  --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             5,526,472               11,854,253
                                     --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              4,441,065                9,703,181
                                     --------------            -------------
UNIT TRANSACTIONS:
 Purchases                                  361,288                4,048,348
 Net transfers                           (3,752,372)               8,847,617
 Surrenders for benefit
  payments and fees                      (7,612,370)              (6,991,720)
 Net annuity transactions                    (1,810)                  (1,868)
                                     --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (11,005,264)               5,902,377
                                     --------------            -------------
 Net increase (decrease) in
  net assets                             (6,564,199)              15,605,558
NET ASSETS:
 Beginning of year                       50,043,293               54,652,369
                                     --------------            -------------
 End of year                            $43,479,094              $70,257,927
                                     ==============            =============

(c)  Formerly MFS Capital Opportunities Series. Change effective May 1, 2007.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                        MFS INVESTORS
                                MFS GLOBAL            MFS HIGH              GROWTH           MFS INVESTORS
                               EQUITY SERIES       INCOME SERIES         STOCK SERIES         TRUST SERIES
                                SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $67,500          $11,869,349          $(1,422,945)         $(5,145,067)
 Net realized gain (loss) on
  security transactions              532,451              648,484            2,446,119            3,628,323
 Net realized gain on
  distributions                    2,542,995                   --                   --            3,980,082
 Net unrealized appreciation
  (depreciation) of
  investments during the year       (453,093)         (12,758,435)           8,190,650           35,658,612
                               -------------       --------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                       2,689,853             (240,602)           9,213,824           38,121,950
                               -------------       --------------       --------------       --------------
UNIT TRANSACTIONS:
 Purchases                         4,066,652           14,425,372            1,918,805           65,525,263
 Net transfers                    (1,219,797)         (12,467,810)          (6,358,890)          17,118,547
 Surrenders for benefit
  payments and fees               (4,064,109)         (25,704,583)         (14,011,829)         (40,772,773)
 Net annuity transactions             (7,043)              25,269               33,852               72,941
                               -------------       --------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (1,224,297)         (23,721,752)         (18,418,062)          41,943,978
                               -------------       --------------       --------------       --------------
 Net increase (decrease) in
  net assets                       1,465,556          (23,962,354)          (9,204,238)          80,065,928
NET ASSETS:
 Beginning of year                38,342,012          228,616,668          105,422,841          444,815,796
                               -------------       --------------       --------------       --------------
 End of year                     $39,807,568         $204,654,314          $96,218,603         $524,881,724
                               =============       ==============       ==============       ==============


                                MFS MID CAP                 MFS NEW              MFS TOTAL
                               GROWTH SERIES            DISCOVERY SERIES       RETURN SERIES
                                SUB-ACCOUNT               SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)     $(2,467,099)              $(6,211,869)           $10,553,708
 Net realized gain (loss) on
  security transactions             5,314,659                 3,393,656              9,822,519
 Net realized gain on
  distributions                     5,912,068                23,026,480             35,922,871
 Net unrealized appreciation
  (depreciation) of
  investments during the year       2,875,988               (19,049,833)           (24,341,825)
                               --------------            --------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  operations                       11,635,616                 1,158,434             31,957,273
                               --------------            --------------       ----------------
UNIT TRANSACTIONS:
 Purchases                          8,099,718                39,844,238            175,494,958
 Net transfers                    (11,883,353)              (15,027,646)            59,725,255
 Surrenders for benefit
  payments and fees               (17,524,344)              (28,444,007)          (139,660,661)
 Net annuity transactions              63,972                    81,049                338,503
                               --------------            --------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (21,244,007)               (3,546,366)            95,898,055
                               --------------            --------------       ----------------
 Net increase (decrease) in
  net assets                       (9,608,391)               (2,387,932)           127,855,328
NET ASSETS:
 Beginning of year                142,376,860               317,208,173          1,410,255,830
                               --------------            --------------       ----------------
 End of year                     $132,768,469              $314,820,241         $1,538,111,158
                               ==============            ==============       ================

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                  MFS VALUE               MFS RESEARCH
                                    SERIES                 BOND SERIES
                                 SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(2,104,009)                $447,364
 Net realized gain (loss) on
  security transactions                395,831                   31,947
 Net realized gain on
  distributions                      3,421,567                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        9,416,766                1,135,122
                                --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                        11,130,155                1,614,433
                                --------------            -------------
UNIT TRANSACTIONS:
 Purchases                          55,721,816               22,609,883
 Net transfers                      47,069,209               33,670,778
 Surrenders for benefit
  payments and fees                (15,488,544)              (3,532,613)
 Net annuity transactions                8,825                  (42,357)
                                --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 87,311,306               52,705,691
                                --------------            -------------
 Net increase (decrease) in
  net assets                        98,441,461               54,320,124
NET ASSETS:
 Beginning of year                 176,543,191               35,307,098
                                --------------            -------------
 End of year                      $274,984,652              $89,627,222
                                ==============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                    BLACKROCK               BLACKROCK
                                 MFS RESEARCH             MFS RESEARCH                GLOBAL                LARGE CAP
                             INTERNATIONAL SERIES            SERIES              GROWTH V.I. FUND        GROWTH V.I. FUND
                                  SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                             $(598,620)               $(287,042)               $(10,270)               $(38,704)
 Net realized gain (loss)
  on security transactions              38,899                  332,758                 345,595                 267,421
 Net realized gain on
  distributions                        262,232                       --                      --                      --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                               3,141,585                2,555,722                  67,617                 (74,886)
                                 -------------            -------------            ------------            ------------
 Net increase (decrease)
  in net assets resulting
  from operations                    2,844,096                2,601,438                 402,942                 153,831
                                 -------------            -------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                          17,758,435                8,435,384                     308                   4,058
 Net transfers                      17,152,859               18,379,042                 254,129                 (45,714)
 Surrenders for benefit
  payments and fees                 (1,649,867)                (780,751)               (542,424)               (552,064)
 Net annuity transactions                   --                       --                      --                      --
                                 -------------            -------------            ------------            ------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions            33,261,427               26,033,675                (287,987)               (593,720)
                                 -------------            -------------            ------------            ------------
 Net increase (decrease)
  in net assets                     36,105,523               28,635,113                 114,955                (439,889)
NET ASSETS:
 Beginning of year                  22,941,488               14,131,667               1,427,307               2,597,991
                                 -------------            -------------            ------------            ------------
 End of year                       $59,047,011              $42,766,780              $1,542,262              $2,158,102
                                 =============            =============            ============            ============


                               INTERNATIONAL           U.S. MID CAP              FOCUS
                               GROWTH EQUITY              VALUE                  GROWTH
                                SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                            $(7,464)               $(24,914)              $(6,268)
 Net realized gain (loss)
  on security transactions           (1,856)                 (2,604)                  697
 Net realized gain on
  distributions                      16,140                 216,752                    --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                               46,742                (163,965)               72,561
                                 ----------            ------------            ----------
 Net increase (decrease)
  in net assets resulting
  from operations                    53,562                  25,269                66,990
                                 ----------            ------------            ----------
UNIT TRANSACTIONS:
 Purchases                          408,831               2,073,046               432,537
 Net transfers                      229,708                 505,661               152,852
 Surrenders for benefit
  payments and fees                  (1,742)                (74,178)               (3,933)
 Net annuity transactions                --                      --                    --
                                 ----------            ------------            ----------
 Net increase (decrease)
  in net assets resulting
  from unit transactions            636,797               2,504,529               581,456
                                 ----------            ------------            ----------
 Net increase (decrease)
  in net assets                     690,359               2,529,798               648,446
NET ASSETS:
 Beginning of year                   89,588                 737,637               162,376
                                 ----------            ------------            ----------
 End of year                       $779,947              $3,267,435              $810,822
                                 ==========            ============            ==========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------


                                       CAPITAL               DEVELOPING
                                    OPPORTUNITIES              GROWTH
                                     SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(41,156)              $(5,732)
 Net realized gain (loss) on
  security transactions                     7,939                  (689)
 Net realized gain on
  distributions                                --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             402,587                58,421
                                     ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              369,370                52,000
                                     ------------            ----------
UNIT TRANSACTIONS:
 Purchases                              1,753,734               457,885
 Net transfers                            371,417                13,259
 Surrenders for benefit
  payments and fees                       (36,413)              (24,487)
 Net annuity transactions                      --                    --
                                     ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     2,088,738               446,657
                                     ------------            ----------
 Net increase (decrease) in
  net assets                            2,458,108               498,657
NET ASSETS:
 Beginning of year                      1,140,902               153,002
                                     ------------            ----------
 End of year                           $3,599,010              $651,659
                                     ============            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                    JENNISON 20/20
                                     FLEXIBLE              DIVIDEND                                     FOCUS
                                      INCOME                GROWTH            GLOBAL EQUITY           PORTFOLIO
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $32,094               $(3,307)              $(6,875)             $(10,837)
 Net realized gain (loss) on
  security transactions                     12                (4,051)               (4,371)               19,099
 Net realized gain on
  distributions                             --                    --                63,354                58,596
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (18,703)                9,414                (4,614)              (17,104)
                                    ----------            ----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            13,403                 2,056                47,494                49,754
                                    ----------            ----------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                             139,742               195,275               380,107                30,644
 Net transfers                         260,560               (75,400)              (43,742)              (46,288)
 Surrenders for benefit
  payments and fees                     (5,311)              (26,064)               (6,507)              (47,317)
 Net annuity transactions                   --                    --                    --                    --
                                    ----------            ----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    394,991                93,811               329,858               (62,961)
                                    ----------            ----------            ----------            ----------
 Net increase (decrease) in
  net assets                           408,394                95,867               377,352               (13,207)
NET ASSETS:
 Beginning of year                     476,509               346,653               227,069               643,784
                                    ----------            ----------            ----------            ----------
 End of year                          $884,903              $442,520              $604,421              $630,577
                                    ==========            ==========            ==========            ==========

                                                                                 PRUDENTIAL
                                                          PRUDENTIAL               SERIES
                                     JENNISON               VALUE              INTERNATIONAL
                                    PORTFOLIO             PORTFOLIO                GROWTH
                                   SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT (D)(E)
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(3,078)              $(3,871)                 $(25)
 Net realized gain (loss) on
  security transactions                 43,675                14,998                 1,245
 Net realized gain on
  distributions                             --                49,119                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (26,645)              (53,235)               (1,395)
                                    ----------            ----------              --------
 Net increase (decrease) in
  net assets resulting from
  operations                            13,952                 7,011                  (175)
                                    ----------            ----------              --------
UNIT TRANSACTIONS:
 Purchases                                  --                     5                    --
 Net transfers                             907               (33,634)               (8,026)
 Surrenders for benefit
  payments and fees                    (25,483)              (21,941)                   --
 Net annuity transactions                   --                    --                    --
                                    ----------            ----------              --------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (24,576)              (55,570)               (8,026)
                                    ----------            ----------              --------
 Net increase (decrease) in
  net assets                           (10,624)              (48,559)               (8,201)
NET ASSETS:
 Beginning of year                     163,626               464,897                 8,201
                                    ----------            ----------              --------
 End of year                          $153,002              $416,338                  $ --
                                    ==========            ==========              ========

(d) Formerly SP William Blair International Growth Portfolio. Change effective January 31, 2007.

(e)  Sub-Account option not funded at December 31, 2007.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------


                                 GROWTH AND
                                   INCOME                  COMSTOCK
                                 SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $(65,557)               $(16,388)
 Net realized gain (loss) on
  security transactions                (9,830)                 (7,860)
 Net realized gain on
  distributions                       219,984                  56,068
 Net unrealized appreciation
  (depreciation) of
  investments during the year        (253,414)               (263,277)
                                -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                         (108,817)               (231,457)
                                -------------            ------------
UNIT TRANSACTIONS:
 Purchases                          4,699,898               1,928,314
 Net transfers                      3,250,227                 859,191
 Surrenders for benefit
  payments and fees                  (217,213)                (96,939)
 Net annuity transactions                  --                      --
                                -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 7,732,912               2,690,566
                                -------------            ------------
 Net increase (decrease) in
  net assets                        7,624,095               2,459,109
NET ASSETS:
 Beginning of year                  4,133,809               1,538,396
                                -------------            ------------
 End of year                      $11,757,904              $3,997,505
                                =============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   WELLS FARGO           WELLS FARGO           WELLS FARGO           WELLS FARGO
                                   ADVANTAGE VT          ADVANTAGE VT          ADVANTAGE VT          ADVANTAGE VT
                                      ASSET              TOTAL RETURN             EQUITY            C&B LARGE CAP
                                 ALLOCATION FUND          BOND FUND            INCOME FUND            VALUE FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $5,893              $175,921              $(11,236)             $(12,172)
 Net realized gain (loss) on
  security transactions                   4,253                (9,522)               12,992                38,463
 Net realized gain on
  distributions                          32,387                    --               227,559                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            67,148               116,118              (207,589)              (67,769)
                                   ------------          ------------          ------------          ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            109,681               282,517                21,726               (41,478)
                                   ------------          ------------          ------------          ------------
UNIT TRANSACTIONS:
 Purchases                                9,292               256,071               217,785               344,134
 Net transfers                          172,160             1,464,412               258,322               128,085
 Surrenders for benefit
  payments and fees                     (64,666)             (475,628)             (242,068)             (131,008)
 Net annuity transactions                    --                    --                    --                    --
                                   ------------          ------------          ------------          ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     116,786             1,244,855               234,039               341,211
                                   ------------          ------------          ------------          ------------
 Net increase (decrease) in
  net assets                            226,467             1,527,372               255,765               299,733
NET ASSETS:
 Beginning of year                    1,918,608             5,958,430             3,055,560               964,975
                                   ------------          ------------          ------------          ------------
 End of year                         $2,145,075            $7,485,802            $3,311,325            $1,264,708
                                   ============          ============          ============          ============

                                  WELLS FARGO          WELLS FARGO           WELLS FARGO
                                  ADVANTAGE VT         ADVANTAGE VT          ADVANTAGE VT
                                 LARGE COMPANY        INTERNATIONAL         LARGE COMPANY
                                   CORE FUND            CORE FUND            GROWTH FUND
                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $(4,196)             $(56,866)             $(75,074)
 Net realized gain (loss) on
  security transactions                   583                24,619                60,504
 Net realized gain on
  distributions                            --               226,770                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (2,433)              109,050               221,642
                                   ----------          ------------          ------------
 Net increase (decrease) in
  net assets resulting from
  operations                           (6,046)              303,573               207,072
                                   ----------          ------------          ------------
UNIT TRANSACTIONS:
 Purchases                              2,535               201,923               119,680
 Net transfers                        174,965                43,189                29,766
 Surrenders for benefit
  payments and fees                    (4,561)             (194,874)             (247,048)
 Net annuity transactions                  --                    --                    --
                                   ----------          ------------          ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   172,939                50,238               (97,602)
                                   ----------          ------------          ------------
 Net increase (decrease) in
  net assets                          166,893               353,811               109,470
NET ASSETS:
 Beginning of year                    169,869             2,753,902             3,593,093
                                   ----------          ------------          ------------
 End of year                         $336,762            $3,107,713            $3,702,563
                                   ==========          ============          ============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                     WELLS FARGO
                                     ADVANTAGE VT
                                        MONEY
                                     MARKET FUND
                                     SUB-ACCOUNT
------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $67,560
 Net realized gain (loss) on
  security transactions                        --
 Net realized gain on
  distributions                                --
 Net unrealized appreciation
  (depreciation) of
  investments during the year                 465
                                     ------------
 Net increase (decrease) in
  net assets resulting from
  operations                               68,025
                                     ------------
UNIT TRANSACTIONS:
 Purchases                              1,036,004
 Net transfers                          1,263,145
 Surrenders for benefit
  payments and fees                      (120,104)
 Net annuity transactions                      --
                                     ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     2,179,045
                                     ------------
 Net increase (decrease) in
  net assets                            2,247,070
NET ASSETS:
 Beginning of year                      1,063,083
                                     ------------
 End of year                           $3,310,153
                                     ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     WELLS FARGO                                   WELLS FARGO
                                     ADVANTAGE VT           WELLS FARGO           ADVANTAGE VT            WELLS FARGO
                                      SMALL CAP             ADVANTAGE VT          SMALL/MID CAP          ADVANTAGE VT
                                     GROWTH FUND           DISCOVERY FUND          VALUE FUND          OPPORTUNITY FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(62,469)             $(10,860)              $(15,696)                $(513)
 Net realized gain (loss) on
  security transactions                    32,132                 1,712                  4,159                    60
 Net realized gain on
  distributions                           515,879                    --                141,462                 6,708
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (151,782)              105,240               (150,863)               (4,229)
                                     ------------            ----------            -----------             ---------
 Net increase (decrease) in
  net assets resulting from
  operations                              333,760                96,092                (20,938)                2,026
                                     ------------            ----------            -----------             ---------
UNIT TRANSACTIONS:
 Purchases                                467,204                87,802                 86,847                17,881
 Net transfers                             75,635               216,318                (78,206)                6,672
 Surrenders for benefit
  payments and fees                      (220,514)              (13,824)               (12,808)                 (315)
 Net annuity transactions                      --                    --                     --                    --
                                     ------------            ----------            -----------             ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       322,325               290,296                 (4,167)               24,238
                                     ------------            ----------            -----------             ---------
 Net increase (decrease) in
  net assets                              656,085               386,388                (25,105)               26,264
NET ASSETS:
 Beginning of year                      2,852,351               421,565                901,887                28,082
                                     ------------            ----------            -----------             ---------
 End of year                           $3,508,436              $807,953               $876,782               $54,346
                                     ============            ==========            ===========             =========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2008

-------------------------------------------------------------------------------

1.     ORGANIZATION:

    Separate Account Seven (the "Account") is a separate investment account within Hartford Life and Annuity Insurance Company (the "Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contract owners of the Company in various mutual funds (the "Funds") as directed by the contract owners.

    The Account invests in the following sub-accounts (collectively, the "Sub-Accounts"): the AllianceBernstein VPS Balanced Wealth Strategy Portfolio, AllianceBernstein VPS International Value Portfolio, AllianceBernstein VPS Small/Mid Cap Value Portfolio, AllianceBernstein VPS Value Portfolio, AllianceBernstein VPS International Growth Portfolio, AIM V.I. Basic Value Fund, AIM V.I. Capital Appreciation Fund, AIM V.I. Core Equity Fund, AIM V.I. Government Securities Fund, AIM V.I. International Growth Fund, AIM V.I. Mid Cap Core Equity Fund, AIM V.I. Small Cap Equity Fund, AIM V.I. Large Cap Growth Fund, AIM V.I. Capital Development Fund, AIM V.I. PowerShares ETF Allocation Fund, American Funds Global Bond Fund, American Funds Global Growth and Income Fund, American Funds Asset Allocation Fund, American Funds Blue Chip Income and Growth Fund, American Funds Bond Fund, American Funds Global Growth Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund, American Funds New World Fund, American Funds Global Small Capitalization Fund, Fidelity VIP Growth Portfolio, Fidelity VIP Contrafund Portfolio, Fidelity VIP Mid Cap Portfolio, Fidelity VIP Value Strategies Portfolio, Fidelity VIP Dynamic Capital Appreciation Portfolio, Franklin Rising Dividends Securities Fund, Franklin Income Securities Fund, Franklin Large Cap Growth Securities Fund, Franklin Global Real Estate Securities Fund, Franklin Small-Mid Cap Growth Securities Fund, Franklin Small Cap Value Securities Fund, Franklin Strategic Income Securities Fund, Mutual Shares Securities Fund, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund, Templeton Global Asset Allocation Fund, Templeton Growth Securities Fund, Mutual Discovery Securities Fund, Franklin Flex Cap Growth Securities Fund, Franklin Large Cap Value Securities Fund, Templeton Global Income Securities Fund, Hartford Advisers HLS Fund, Hartford LargeCap Growth HLS Fund, Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Fundamental Growth HLS Fund, Hartford Global Equity HLS Fund, Hartford Global Growth HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartford International Growth HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap Growth HLS Fund, Hartford Money Market HLS Fund, Hartford Small Company HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Value HLS Fund, Hartford Value Opportunities HLS Fund, Hartford Equity Income HLS Fund, American Funds Asset Allocation HLS Fund, American Funds Blue Chip Income and Growth HLS Fund, American Funds Bond HLS Fund, American Funds Global Bond HLS Fund, American Funds Global Growth and Income HLS Fund, American Funds Global Growth HLS Fund, American Funds Global Small Capitalization HLS Fund, American Funds Growth HLS Fund, American Funds Growth-Income HLS Fund, American Funds International HLS Fund, American Funds New World HLS Fund, Lord Abbett America's Value Portfolio, Lord Abbett Bond-Debenture Portfolio, Lord Abbett Growth & Income portfolio, MFS Core Equity Series, MFS Growth Series, MFS Global Equity Series, MFS High Income Series, MFS Investors Growth Stock Series, MFS Investors Trust Series, MFS Mid Cap Growth Series, MFS New Discovery Series, MFS Total Return Series, MFS Value Series, MFS Research Bond Series, MFS Research International Series, MFS Research Series, BlackRock Global Growth V.I. Fund, BlackRock Large Cap Growth V.I. Fund, Van Kampen -- UIF International Growth Equity Portfolio, Van Kampen -- UIF Mid Cap Growth Portfolio, Van Kampen -- UIF U.S. Mid Cap Value Portfolio, Morgan Stanley -- Focus Growth Portfolio, Morgan Stanley -- Capital Opportunities Portfolio, Morgan Stanley -- Mid Cap Growth Portfolio, Morgan Stanley -- Flexible Income Portfolio, Morgan Stanley -- Dividend Growth Portfolio, Morgan Stanley -- Global Equity Portfolio, Oppenheimer Capital Appreciation Fund/VA, Oppenheimer Global Securities Fund/VA, Oppenheimer Main Street Fund/VA, Oppenheimer Main Street Small Cap Fund/VA, Oppenheimer Value Fund/VA, Putnam VT Diversified Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT International Growth and Income Fund, Putnam VT International Equity Fund, Putnam VT Small Cap Value, Jennison 20/20 Focus Portfolio, Jennison Portfolio, Prudential Value Portfolio, Prudential Series International Growth, Van Kampen -- UIF Growth

-------------------------------------------------------------------------------

    and Income Portfolio, Van Kampen UIF -- Comstock Portfolio, Wells Fargo Advantage VT Asset Allocation Fund, Wells Fargo Advantage VT Total Return Bond Fund, Wells Fargo Advantage VT Equity Income Fund, Wells Fargo Advantage VT C&B Large Cap Value Fund, Wells Fargo Advantage VT Large Company Core Fund, Wells Fargo Advantage VT International Core Fund, Wells Fargo Advantage VT Large Company Growth Fund, Wells Fargo Advantage VT Money Market Fund, Wells Fargo Advantage VT Small Cap Growth Fund, Wells Fargo Advantage VT Discovery Fund, Wells Fargo Advantage VT Small/Mid Cap Value Fund, and Wells Fargo Advantage VT Opportunity Fund.

2.     SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America:

       a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the last in, first out method. Dividend and net realized gain on distributions income is accrued as of the ex-dividend date. Net realized gain on distributions income represents dividends from the Funds, which are characterized as capital gains under tax regulations.

       b) SECURITY VALUATION -- The investment in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2008.

       c) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

       d) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no Federal income taxes are payable with respect to the operations of the Account.

       e) USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

       f) MORTALITY RISK -- Net assets allocated to contracts in the annuity period are computed according to the 1983a Individual Annuitant Mortality Table and the Annuity 2000 Table. The Mortality Risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

       g) FAIR VALUE MEASUREMENTS -- On January 1, 2008, the Account adopted Statement of Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements" ("SFAS 157"). For financial statement elements currently required to be measured at fair value, SFAS 157 redefines fair value, establishes a framework for measuring fair value under U.S. GAAP, establishes a hierarchy based on the level of observable inputs used to measure fair value and enhances disclosures about fair value measurements. The new definition of fair value focuses on the price that would be received to sell the asset or paid to transfer the liability regardless of whether an observable liquid market price existed (an exit price).

       The following section applies the SFAS 157 fair value hierarchy and disclosure requirements to the Account's financial instruments that are carried at fair value. SFAS 157 establishes a fair value hierarchy that prioritizes the inputs in the valuation techniques used to measure fair value into three broad Levels (Level 1, 2, and 3).

       LEVEL 1: Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include highly liquid open ended management investment companies ("mutual funds").

       LEVEL 2: Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Most debt securities and some preferred stocks are model priced by vendors using observable inputs and are classified within Level 2. Also included in the Level 2 category are derivative instruments that are priced using models with observable market inputs, including interest rate, foreign currency and certain credit swap contracts.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

       LEVEL 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Level 3 securities include less liquid securities such as highly structured and/or lower quality asset-backed securities ("ABS") and commercial mortgage-backed securities ("CMBS"), including ABS backed by sub-prime loans, and private placement debt and equity securities. Embedded derivatives and complex derivatives securities, including equity derivatives, longer dated interest rate swaps and certain complex credit derivatives are also included in Level 3. Because Level 3 fair values, by their nature, contain unobservable market inputs as there is no observable market for these assets and liabilities, considerable judgment is used to determine the SFAS 157 Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

       The adoption of SFAS 157 did not have a material impact on the results of the Account. As of December 31, 2008, the Account invests in mutual funds which are carried at fair value and represent Level 1 investments under the SFAS 157 hierarchy levels. There were no Level 2 or Level 3 investments in the Account.

       h) ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES, AN INTERPRETATION OF FASB STATEMENT NO. 109 -- In July 2006, the FASB released "Accounting for Uncertainty in Income Taxes" ("FIN 48") to clarify accounting for income taxes recognized in the financial statements in accordance with FASB 109, "Accounting for Income Taxes." FIN 48 is effective for fiscal years beginning after December 15, 2006 and prescribes a comprehensive model for how an entity should recognize, measure, present and disclose in its financial statements uncertain tax positions that the entity has taken or expects to take on a tax return. Upon adoption, as of the first quarter of 2007, FIN 48 did not have an effect on the Account's financial condition.

3.     ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Certain amounts are deducted from the contracts, as described below:

       a) MORTALITY AND EXPENSE RISK CHARGES -- The Company, as issuer of variable annuity contracts, provides the mortality and expense undertakings and, with respect to the Account, receives a maximum annual fee of 1.55% of the Account's average daily net assets.

       b) TAX EXPENSE CHARGE -- If applicable, the Company will make deductions at a maximum rate of 3.5% of the contract's value to meet premium tax requirements. An additional tax charge based on a percentage of the contract's value may be assessed on partial withdrawals or surrenders. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

       c) ADMINISTRATIVE CHARGE -- The Company will charge an expense to cover administrative expenses at a maximum annual rate of 0.20% of the contract's value.

       d) ANNUAL MAINTENANCE FEE -- An annual maintenance fee in the amount of $30 may be charged against the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

4.     PURCHASES AND SALES OF INVESTMENTS:

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2008 were as follows:

                                               PURCHASES           PROCEEDS
SUB-ACCOUNT                                     AT COST           FROM SALES
--------------------------------------------------------------------------------
AllianceBernstein VPS Balanced Wealth
 Strategy Portfolio                               $14,319,257           $395,289
AllianceBernstein VPS International
 Value Portfolio                                   21,377,530            315,088
AllianceBernstein VPS Small/Mid Cap
 Value Portfolio                                    7,798,246            674,489
AllianceBernstein VPS Value Portfolio               1,792,327            986,828
AllianceBernstein VPS International
 Growth Portfolio                                   8,582,184            290,341
AIM V.I. Basic Value Fund                          48,857,949         56,602,849
AIM V.I. Capital Appreciation Fund                 23,384,795         46,793,357
AIM V.I. Core Equity Fund                          31,555,049         77,130,674
AIM V.I. Government Securities Fund               535,646,418        289,827,762

-------------------------------------------------------------------------------

                                               PURCHASES           PROCEEDS
SUB-ACCOUNT                                     AT COST           FROM SALES
--------------------------------------------------------------------------------
AIM V.I. International Growth Fund                $85,078,995        $50,641,684
AIM V.I. Mid Cap Core Equity Fund                  83,464,253        100,169,366
AIM V.I. Small Cap Equity Fund                     78,095,719         36,779,145
AIM V.I. Large Cap Growth Fund                      8,977,421         19,233,145
AIM V.I. Capital Development Fund                   3,123,502            612,967
AIM V.I. PowerShares ETF Allocation Fund              243,195                328
American Funds Global Bond Fund                   319,079,964        121,113,787
American Funds Global Growth and Income
 Fund                                             235,906,820         77,666,566
American Funds Asset Allocation Fund              246,329,428        354,857,570
American Funds Blue Chip Income and
 Growth Fund                                      169,798,292        228,970,122
American Funds Bond Fund                          286,814,961        292,444,700
American Funds Global Growth Fund                 143,770,989        151,132,728
American Funds Growth Fund                        699,167,128        618,059,576
American Funds Growth-Income Fund                 529,665,373        606,980,697
American Funds International Fund                 286,431,978        227,526,651
American Funds New World Fund                     169,837,300        160,734,446
American Funds Global Small
 Capitalization Fund                              121,867,870        146,894,846
Fidelity VIP Growth Portfolio                       5,844,908          2,396,204
Fidelity VIP Contrafund Portfolio                  55,620,405            819,493
Fidelity VIP Mid Cap Portfolio                     35,078,386          1,141,869
Fidelity VIP Value Strategies Portfolio             3,220,653             63,202
Fidelity VIP Dynamic Capital
 Appreciation Portfolio                             1,339,818             28,250
Franklin Rising Dividends Securities
 Fund                                              90,606,716        161,423,364
Franklin Income Securities Fund                   453,599,601        394,215,467
Franklin Large Cap Growth Securities
 Fund                                              32,392,691         42,087,973
Franklin Global Real Estate Securities
 Fund                                               5,773,095          5,701,665
Franklin Small-Mid Cap Growth Securities
 Fund                                              95,980,892         77,990,860
Franklin Small Cap Value Securities Fund           82,340,485         10,568,474
Franklin Strategic Income Securities
 Fund                                             236,940,838        170,701,185
Mutual Shares Securities Fund                     264,576,510        330,971,269
Templeton Developing Markets Securities
 Fund                                             100,859,574         95,471,812
Templeton Foreign Securities Fund                 141,314,748        160,419,274
Templeton Global Asset Allocation Fund              3,888,724          3,518,821
Templeton Growth Securities Fund                  139,332,998        194,217,185
Mutual Discovery Securities Fund                  147,745,551        142,173,377
Franklin Flex Cap Growth Securities Fund           24,315,541         21,203,272
Franklin Large Cap Value Securities Fund           17,460,435         13,857,372
Templeton Global Income Securities Fund            40,481,321          2,788,713
Hartford Advisers HLS Fund                          4,373,625            107,401
Hartford LargeCap Growth HLS Fund                     891,470             61,803
Hartford Total Return Bond HLS Fund               258,467,997         13,669,337
Hartford Capital Appreciation HLS Fund            334,882,465          2,536,474
Hartford Dividend and Growth HLS Fund             187,057,043          2,153,073
Hartford Fundamental Growth HLS Fund                2,362,462            991,978
Hartford Global Equity HLS Fund                       264,609             24,009
Hartford Global Growth HLS Fund                     1,136,705            153,586
Hartford Disciplined Equity HLS Fund               33,345,598            408,543
Hartford Growth HLS Fund                            4,057,321            176,651

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                         PURCHASES           PROCEEDS
SUB-ACCOUNT                               AT COST           FROM SALES
-------------------------------------------------------------------------
Hartford Growth Opportunities HLS
 Fund                                       $62,926,411          $608,041
Hartford High Yield HLS Fund                  4,404,882           190,697
Hartford International Growth HLS
 Fund                                         3,233,268           183,212
Hartford International
 Opportunities HLS Fund                      16,314,715           649,817
Hartford MidCap Growth HLS Fund               3,172,789           182,130
Hartford Money Market HLS Fund            1,694,911,399       693,681,438
Hartford Small Company HLS Fund               8,024,491           219,742
Hartford SmallCap Growth HLS Fund             1,915,646           127,094
Hartford Stock HLS Fund                       1,229,950           123,813
Hartford U.S. Government Securities
 HLS Fund                                    31,146,701         1,824,641
Hartford Value HLS Fund                       4,691,806           335,400
Hartford Value Opportunities HLS
 Fund                                         2,096,881            57,607
Hartford Equity Income HLS Fund               2,416,825           336,397
American Funds Asset Allocation HLS
 Fund                                        25,838,419           533,356
American Funds Blue Chip Income and
 Growth HLS Fund                             13,556,840           837,426
American Funds Bond HLS Fund                 58,856,563         2,891,783
American Funds Global Bond HLS Fund          23,497,208         4,348,748
American Funds Global Growth and
 Income HLS Fund                             48,081,294           886,566
American Funds Global Growth HLS
 Fund                                        18,199,294           328,511
American Funds Global Small
 Capitalization HLS Fund                     24,066,307           473,639
American Funds Growth HLS Fund              140,182,762         2,949,956
American Funds Growth-Income HLS
 Fund                                        78,363,897         2,030,207
American Funds International HLS
 Fund                                        83,641,981         1,298,458
American Funds New World HLS Fund            27,953,097         1,125,002
Lord Abbett America's Value
 Portfolio                                    4,097,648           122,658
Lord Abbett Bond-Debenture
 Portfolio                                   31,057,044           681,243
Lord Abbett Growth & Income
 portfolio                                    9,083,529           413,165
MFS Core Equity Series                        1,946,359        10,019,424
MFS Growth Series                            32,462,400        34,759,093
MFS Global Equity Series                     10,722,089        13,534,138
MFS High Income Series                       61,803,443        70,090,937
MFS Investors Growth Stock Series            10,351,572        23,417,401
MFS Investors Trust Series                   86,674,520        80,252,537
MFS Mid Cap Growth Series                    39,909,275        40,835,253
MFS New Discovery Series                     99,177,574        67,716,520
MFS Total Return Series                     226,263,109       283,372,227
MFS Value Series                            137,760,051        48,942,955
MFS Research Bond Series                    109,912,191        65,664,316
MFS Research International Series            46,634,213        18,911,277
MFS Research Series                          45,494,149        48,829,464
BlackRock Global Growth V.I. Fund               423,103           507,371
BlackRock Large Cap Growth V.I.
 Fund                                           151,984           439,544
Vam Kampen -- UIF International
 Growth Equity Portfolio                         91,003            85,379
Van Kampen -- UIF Mid Cap Growth
 Portfolio                                   14,377,622           351,590
Van Kampen -- UIF U.S. Mid Cap
 Value Portfolio                              8,409,276         1,408,724
Morgan Stanley -- Focus Growth
 Portfolio                                      360,002           124,972
Morgan Stanley -- Capital
 Opportunities Portfolio                      1,139,931           470,944
Morgan Stanley -- Mid Cap Growth
 Portfolio                                      225,253            66,479

-------------------------------------------------------------------------------

                                         PURCHASES           PROCEEDS
SUB-ACCOUNT                               AT COST           FROM SALES
-------------------------------------------------------------------------
Morgan Stanley -- Flexible Income
 Portfolio                                     $185,605          $241,082
Morgan Stanley -- Dividend Growth
 Portfolio                                       12,252           134,086
Morgan Stanley -- Global Equity
 Portfolio                                      303,375           130,034
Oppenheimer Capital Appreciation
 Fund/VA                                      1,510,981            85,346
Oppenheimer Global Securities
 Fund/VA                                     19,689,640           306,460
Oppenheimer Main Street Fund/VA               1,328,332            92,961
Oppenheimer Main Street Small Cap
 Fund/VA                                     13,460,620           140,741
Oppenheimer Value Fund/VA                     2,278,030           997,393
Putnam VT Diversified Income Fund            41,760,958         4,010,872
Putnam VT Global Asset Allocation
 Fund                                         2,978,408           197,249
Putnam VT International Growth and
 Income Fund                                    869,974            39,593
Putnam VT International Equity Fund           1,238,981           150,148
Putnam VT Small Cap Value                       879,337            75,168
Jennison 20/20 Focus Portfolio                  107,969            77,061
Jennison Portfolio                                2,610            12,553
Prudential Value Portfolio                       94,168            17,674
Prudential Series International
 Growth                                              --                --
Van Kampen -- UIF Growth and Income
 Portfolio                                   22,007,151         2,255,318
Van Kampen -- UIF Comstock
 Portfolio                                      832,766           640,897
Wells Fargo Advantage VT Asset
 Allocation Fund                                249,210           646,439
Wells Fargo Advantage VT Total
 Return Bond Fund                             2,593,023         3,093,250
Wells Fargo Advantage VT Equity
 Income Fund                                    737,844           670,167
Wells Fargo Advantage VT C&B Large
 Cap Value Fund                               1,085,944           514,675
Wells Fargo Advantage VT Large
 Company Core Fund                              126,246           321,165
Wells Fargo Advantage VT
 International Core Fund                        922,403           527,019
Wells Fargo Advantage VT Large
 Company Growth Fund                            386,740           916,418
Wells Fargo Advantage VT Money
 Market Fund                                  6,351,369         3,679,324
Wells Fargo Advantage VT Small Cap
 Growth Fund                                  1,785,911           569,877
Wells Fargo Advantage VT Discovery
 Fund                                           953,709           178,131
Wells Fargo Advantage VT Small/Mid
 Cap Value Fund                                 322,177           111,122
Wells Fargo Advantage VT
 Opportunity Fund                               194,716            16,396
                                     ------------------  ----------------
                                        $10,449,021,343    $7,066,966,868
                                     ==================  ================

5.   CHANGES IN UNITS OUTSTANDING:

    The changes in units outstanding for the year ended December 31, 2008 were as follows:

                                               UNITS           UNITS       NET INCREASE
SUB-ACCOUNT                                   ISSUED         REDEEMED       (DECREASE)
---------------------------------------------------------------------------------------------
AllianceBernstein VPS Balanced Wealth
 Strategy Portfolio                             1,682,635         45,380       1,637,255
AllianceBernstein VPS International
 Value Portfolio                                3,011,622         50,200       2,961,422
AllianceBernstein VPS Small/Mid Cap
 Value Portfolio                                  931,798         94,277         837,521
AllianceBernstein VPS Value Portfolio             220,556        123,964          96,592
AllianceBernstein VPS International
 Growth Portfolio                               1,116,758         47,240       1,069,518
AIM V.I. Basic Value Fund                      17,460,451     46,919,462     (29,459,011)
AIM V.I. Capital Appreciation Fund             17,938,406     37,135,950     (19,197,544)
AIM V.I. Core Equity Fund                       2,525,939      6,763,907      (4,237,968)
AIM V.I. Government Securities Fund           431,053,324    240,354,218     190,699,106
AIM V.I. International Growth Fund             34,400,075     27,690,507       6,709,568

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                               UNITS           UNITS       NET INCREASE
SUB-ACCOUNT                                   ISSUED         REDEEMED       (DECREASE)
---------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund              27,812,510     62,433,259     (34,620,749)
AIM V.I. Small Cap Equity Fund                  6,186,816      3,121,034       3,065,782
AIM V.I. Large Cap Growth Fund                    889,966      1,801,590        (911,624)
AIM V.I. Capital Development Fund                 376,446         81,512         294,934
AIM V.I. PowerShares ETF Allocation Fund           24,127             10          24,117
American Funds Global Bond Fund                27,604,842     10,973,763      16,631,079
American Funds Global Growth and Income
 Fund                                          20,777,533      8,253,081      12,524,452
American Funds Asset Allocation Fund           11,344,680     28,034,758     (16,690,078)
American Funds Blue Chip Income and
 Growth Fund                                   78,727,467    218,922,192    (140,194,725)
American Funds Bond Fund                       16,644,685     21,498,579      (4,853,894)
American Funds Global Growth Fund               5,559,195     11,568,153      (6,008,958)
American Funds Growth Fund                     25,071,201     53,569,995     (28,498,794)
American Funds Growth-Income Fund              18,302,468     48,081,252     (29,778,784)
American Funds International Fund               8,892,479     16,808,314      (7,915,835)
American Funds New World Fund                   5,210,789      7,069,066      (1,858,277)
American Funds Global Small
 Capitalization Fund                            3,580,936      8,572,043      (4,991,107)
Fidelity VIP Growth Portfolio                     675,251        271,458         403,793
Fidelity VIP Contrafund Portfolio               6,800,649        118,057       6,682,592
Fidelity VIP Mid Cap Portfolio                  4,357,859        171,114       4,186,745
Fidelity VIP Value Strategies Portfolio           429,886          8,184         421,702
Fidelity VIP Dynamic Capital
 Appreciation Portfolio                           145,450          1,725         143,725
Franklin Rising Dividends Securities
 Fund                                           5,375,745     12,141,313      (6,765,568)
Franklin Income Securities Fund                25,391,157     28,118,869      (2,727,712)
Franklin Large Cap Growth Securities
 Fund                                           1,731,529      3,887,124      (2,155,595)
Franklin Global Real Estate Securities
 Fund                                              64,820        305,053        (240,233)
Franklin Small-Mid Cap Growth Securities
 Fund                                           6,213,562      8,381,183      (2,167,621)
Franklin Small Cap Value Securities Fund        9,628,248      1,327,363       8,300,885
Franklin Strategic Income Securities
 Fund                                          14,903,296     11,245,668       3,657,628
Mutual Shares Securities Fund                  13,399,782     22,387,055      (8,987,273)
Templeton Developing Markets Securities
 Fund                                           3,566,832      4,893,072      (1,326,240)
Templeton Foreign Securities Fund               6,120,064     12,515,317      (6,395,253)
Templeton Global Asset Allocation Fund             73,080        221,011        (147,931)
Templeton Growth Securities Fund                6,424,152     14,939,406      (8,515,254)
Mutual Discovery Securities Fund                7,032,140      7,524,330        (492,190)
Franklin Flex Cap Growth Securities Fund        2,461,725      2,207,611         254,114
Franklin Large Cap Value Securities Fund        1,841,216      1,547,525         293,691
Templeton Global Income Securities Fund         4,225,876        287,582       3,938,294
Hartford Advisers HLS Fund                        504,691         12,746         491,945
Hartford LargeCap Growth HLS Fund                 106,285          7,096          99,189
Hartford Total Return Bond HLS Fund            26,298,463      1,519,649      24,778,814
Hartford Capital Appreciation HLS Fund         43,994,278        321,325      43,672,953
Hartford Dividend and Growth HLS Fund          22,362,046        264,174      22,097,872
Hartford Fundamental Growth HLS Fund              252,646        108,648         143,998
Hartford Global Equity HLS Fund                    33,485          2,537          30,948
Hartford Global Growth HLS Fund                   148,285         22,326         125,959
Hartford Disciplined Equity HLS Fund            4,036,372         47,337       3,989,035
Hartford Growth HLS Fund                          531,252         13,069         518,183
Hartford Growth Opportunities HLS Fund          8,091,439         82,817       8,008,622

-------------------------------------------------------------------------------

                                               UNITS           UNITS       NET INCREASE
SUB-ACCOUNT                                   ISSUED         REDEEMED       (DECREASE)
---------------------------------------------------------------------------------------------
Hartford High Yield HLS Fund                      462,370         21,001         441,369
Hartford International Growth HLS Fund            437,328         29,526         407,802
Hartford International Opportunities HLS
 Fund                                           2,009,974         79,028       1,930,946
Hartford MidCap Growth HLS Fund                   435,494         26,109         409,385
Hartford Money Market HLS Fund              1,383,657,556    590,285,327     793,372,229
Hartford Small Company HLS Fund                   929,052         25,588         903,464
Hartford SmallCap Growth HLS Fund                 235,834         21,129         214,705
Hartford Stock HLS Fund                           143,370         18,275         125,095
Hartford U.S. Government Securities HLS
 Fund                                           3,105,394        167,030       2,938,364
Hartford Value HLS Fund                           534,271         46,222         488,049
Hartford Value Opportunities HLS Fund             267,751          7,599         260,152
Hartford Equity Income HLS Fund                   274,228         33,481         240,747
American Funds Asset Allocation HLS Fund        3,035,551         64,811       2,970,740
American Funds Blue Chip Income and
 Growth HLS Fund                                1,708,455        106,462       1,601,993
American Funds Bond HLS Fund                    6,356,931        324,647       6,032,284
American Funds Global Bond HLS Fund             2,468,029        459,896       2,008,133
American Funds Global Growth and Income
 HLS Fund                                       6,320,549        125,719       6,194,830
American Funds Global Growth HLS Fund           2,198,708         47,876       2,150,832
American Funds Global Small
 Capitalization HLS Fund                        3,439,110         72,029       3,367,081
American Funds Growth HLS Fund                 18,070,528        379,536      17,690,992
American Funds Growth-Income HLS Fund           9,694,759        258,155       9,436,604
American Funds International HLS Fund          11,222,433        194,571      11,027,862
American Funds New World HLS Fund               3,593,271        146,498       3,446,773
Lord Abbett America's Value Portfolio             455,076         14,532         440,544
Lord Abbett Bond-Debenture Portfolio            3,173,912         70,927       3,102,985
Lord Abbett Growth & Income portfolio           1,072,242         48,906       1,023,336
MFS Core Equity Series                            242,353      1,255,105      (1,012,752)
MFS Growth Series                               4,391,326      4,656,228        (264,902)
MFS Global Equity Series                          534,008        973,137        (439,129)
MFS High Income Series                          4,299,482      5,834,557      (1,535,075)
MFS Investors Growth Stock Series                 970,495      3,135,211      (2,164,716)
MFS Investors Trust Series                      5,735,647      8,644,796      (2,909,149)
MFS Mid Cap Growth Series                       4,783,340      7,318,409      (2,535,069)
MFS New Discovery Series                        4,768,894      6,930,508      (2,161,614)
MFS Total Return Series                         9,157,847     21,494,645     (12,336,798)
MFS Value Series                               10,454,353      3,190,455       7,263,898
MFS Research Bond Series                       10,425,829      6,338,746       4,087,083
MFS Research International Series               3,240,236      1,467,707       1,772,529
MFS Research Series                             3,857,534      4,173,798        (316,264)
BlackRock Global Growth V.I. Fund                  33,432         42,450          (9,018)
BlackRock Large Cap Growth V.I. Fund               16,597         41,747         (25,150)
Van Kampen -- UIF International Growth
 Equity Portfolio                                   7,632          7,055             577
Van Kampen -- UIF Mid Cap Growth
 Portfolio                                      1,766,368         40,969       1,725,399
Van Kampen -- UIF U.S. Mid Cap Value
 Portfolio                                        866,715        143,534         723,181
Morgan Stanley -- Focus Growth
 Portfolio                                         48,081         16,766          31,315
Morgan Stanley -- Capital Opportunities
 Portfolio                                        282,363        105,884         176,479
Morgan Stanley -- Mid Cap Growth
 Portfolio                                         23,961          6,885          17,076
Morgan Stanley -- Flexible Income
 Portfolio                                         14,890         22,684          (7,794)

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                  UNITS           UNITS       NET INCREASE
SUB-ACCOUNT                      ISSUED         REDEEMED       (DECREASE)
--------------------------------------------------------------------------------
Morgan Stanley -- Dividend
 Growth Portfolio                        934         11,474         (10,540)
Morgan Stanley -- Global
 Equity Portfolio                     24,773         13,512          11,261
Oppenheimer Capital
 Appreciation Fund/VA                185,105          9,732         175,373
Oppenheimer Global
 Securities Fund/VA                2,453,889         41,514       2,412,375
Oppenheimer Main Street
 Fund/VA                             159,278         10,748         148,530
Oppenheimer Main Street
 Small Cap Fund/VA                 1,612,958         16,179       1,596,779
Oppenheimer Value Fund/VA            280,172        108,560         171,612
Putnam VT Diversified
 Income Fund                       4,740,972        458,742       4,282,230
Putnam VT Global Asset
 Allocation Fund                     362,179         26,416         335,763
Putnam VT International
 Growth and Income Fund              118,297          3,597         114,700
Putnam VT International
 Equity Fund                         155,909         20,906         135,003
Putnam VT Small Cap Value            108,038         10,385          97,653
Jennison 20/20 Focus
 Portfolio                            56,175         50,638           5,537
Jennison Portfolio                     2,916         11,773          (8,857)
Prudential Value Portfolio            12,442          9,294           3,148
Prudential Series
 International Growth                     --             --              --
Van Kampen -- UIF Growth
 and Income Portfolio              2,434,468        183,544       2,250,924
Van Kampen -- UIF Comstock
 Portfolio                            41,055         45,038          (3,983)
Wells Fargo Advantage VT
 Asset Allocation Fund               110,686        510,455        (399,769)
Wells Fargo Advantage VT
 Total Return Bond Fund            1,856,800      2,484,515        (627,715)
Wells Fargo Advantage VT
 Equity Income Fund                  209,471        559,955        (350,484)
Wells Fargo Advantage VT
 C&B Large Cap Value Fund            945,223        477,172         468,051
Wells Fargo Advantage VT
 Large Company Core Fund             129,624        323,999        (194,375)
Wells Fargo Advantage VT
 International Core Fund             330,798        391,057         (60,259)
Wells Fargo Advantage VT
 Large Company Growth Fund           418,927      1,015,808        (596,881)
Wells Fargo Advantage VT
 Money Market Fund                 6,149,061      3,520,985       2,628,076
Wells Fargo Advantage VT
 Small Cap Growth Fund               722,933        440,343         282,590
Wells Fargo Advantage VT
 Discovery Fund                       73,044         13,138          59,906
Wells Fargo Advantage VT
 Small/Mid Cap Value Fund             21,790          9,361          12,429
Wells Fargo Advantage VT
 Opportunity Fund                     13,746          2,090          11,656

    The changes in units outstanding for the year ended December 31, 2007 were as follows:

                                    UNITS          UNITS      NET INCREASE
SUB-ACCOUNT                        ISSUED        REDEEMED      (DECREASE)
--------------------------------------------------------------------------------
AIM V.I. Basic Value Fund          13,614,239     41,669,697    (28,055,458)
AIM V.I. Capital Appreciation
 Fund                              18,171,342     26,670,331     (8,498,989)
AIM V.I. Core Equity Fund             955,987      4,572,806     (3,616,819)
AIM V.I. Government Securities
 Fund                             228,334,416     92,026,416    136,308,000
AIM V.I. International Growth
 Fund                              60,002,002     12,360,873     47,641,129
AIM V.I. Mid Cap Core Equity
 Fund                              47,520,448     55,637,055     (8,116,607)
AIM V.I. Small Cap Equity Fund      4,128,785      1,536,003      2,592,782
AIM V.I. Large Cap Growth Fund      1,316,390      1,229,545         86,845
AIM V.I. Capital Development
 Fund                                  11,827          4,468          7,359
American Funds Global Bond
 Fund                               7,736,663        864,354      6,872,309
American Funds Global Growth
 and Income Fund                   31,639,610      1,628,010     30,011,600
American Funds Asset
 Allocation Fund                   16,301,585     14,648,353      1,653,232
American Funds Blue Chip
 Income and Growth Fund           110,534,059    160,438,375    (49,904,316)
American Funds Bond Fund           18,827,193      9,780,460      9,046,733

-------------------------------------------------------------------------------

                                    UNITS          UNITS      NET INCREASE
SUB-ACCOUNT                        ISSUED        REDEEMED      (DECREASE)
--------------------------------------------------------------------------------
American Funds Global Growth
 Fund                               7,974,678      6,197,076      1,777,602
American Funds Growth Fund         38,678,607     34,983,117      3,695,490
American Funds Growth-Income
 Fund                              32,287,576     29,968,499      2,319,077
American Funds International
 Fund                              12,463,755      9,773,276      2,690,479
American Funds New World Fund       6,719,247      3,573,298      3,145,949
American Funds Global Small
 Capitalization Fund                7,076,831      5,391,049      1,685,782
Franklin Rising Dividends
 Securities Fund                   18,065,278      5,319,686     12,745,592
Franklin Income Securities
 Fund                              42,827,578      8,216,107     34,611,471
Franklin Large Cap Growth
 Securities Fund                    3,874,967      3,810,403         64,564
Franklin Global Real Estate
 Securities Fund                       60,621        372,294       (311,673)
Franklin Small-Mid Cap Growth
 Securities Fund                    6,945,075      8,045,182     (1,100,107)
Franklin Small Cap Value
 Securities Fund                       79,291          1,366         77,925
Franklin Strategic Income
 Securities Fund                   10,770,956      4,688,590      6,082,366
Mutual Shares Securities Fund      20,940,692     10,036,859     10,903,833
Templeton Developing Markets
 Securities Fund                    3,006,688      2,394,009        612,679
Templeton Foreign Securities
 Fund                               6,574,206      8,437,278     (1,863,072)
Templeton Global Asset
 Allocation Fund                       64,249        217,165       (152,916)
Templeton Growth Securities
 Fund                              14,327,754      5,990,593      8,337,161
Mutual Discovery Securities
 Fund                              12,106,390      3,005,705      9,100,685
Franklin Flex Cap Growth
 Securities Fund                    3,254,982      1,445,832      1,809,150
Franklin Large Cap Value
 Securities Fund                    1,397,826        426,441        971,385
Hartford Money Market HLS Fund    762,389,777    529,313,116    233,076,661
MFS Core Equity Series                397,450      1,616,449     (1,218,999)
MFS Emerging Growth Series          3,070,069      2,401,839        668,230
MFS Global Equity Series            1,000,712      1,084,679        (83,967)
MFS High Income Series              3,238,801      5,125,991     (1,887,190)
MFS Investors Growth Stock
 Series                             1,106,323      3,448,966     (2,342,643)
MFS Investors Trust Series          9,049,831      5,123,517      3,926,314
MFS Mid Cap Growth Series           6,717,155      9,856,323     (3,139,168)
MFS New Discovery Series            5,407,204      5,848,510       (441,306)
MFS Total Return Series            16,383,582     10,331,646      6,051,936
MFS Value Series                    6,114,985      1,303,445      4,811,540
MFS Research Bond Series            6,267,990      1,152,526      5,115,464
MFS Research International
 Series                             2,637,740        577,934      2,059,806
MFS Research Series                 2,964,228        860,014      2,104,214
BlackRock Global Growth V.I.
 Fund                                  43,734         61,666        (17,932)
BlackRock Large Cap Growth
 V.I. Fund                             24,255         75,424        (51,169)
International Growth Equity            53,497          1,615         51,882
U.S. Mid Cap Value                    217,505         24,616        192,889
Focus Growth                           80,800          7,749         73,051
Capital Opportunities                 501,988         78,122        423,866
Developing Growth                      54,187         12,872         41,315
Flexible Income                        34,348            450         33,898
Dividend Growth                        20,583         13,750          6,833
Global Equity                          43,697         15,635         28,062
Jennison 20/20 Focus Portfolio         28,114         71,758        (43,644)
Jennison Portfolio                     95,448        120,682        (25,234)
Prudential Value Portfolio              3,670         42,439        (38,769)

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                    UNITS          UNITS      NET INCREASE
SUB-ACCOUNT                        ISSUED        REDEEMED      (DECREASE)
--------------------------------------------------------------------------------
Prudential Series
 International Growth                      --          6,959         (6,959)
Growth and Income                     496,518         47,921        448,597
Comstock                              174,753         18,764        155,989
Wells Fargo Advantage VT Asset
 Allocation Fund                      175,719         85,178         90,541
Wells Fargo Advantage VT Total
 Return Bond Fund                   1,528,437        471,438      1,056,999
Wells Fargo Advantage VT
 Equity Income Fund                   434,414        277,713        156,701
Wells Fargo Advantage VT C&B
 Large Cap Value Fund                 643,483        383,973        259,510
Wells Fargo Advantage VT Large
 Company Core Fund                    209,954         58,590        151,364
Wells Fargo Advantage VT
 International Core Fund              349,220        316,217         33,003
Wells Fargo Advantage VT Large
 Company Growth Fund                  446,796        534,828        (88,032)
Wells Fargo Advantage VT Money
 Market Fund                        4,479,543      2,328,793      2,150,750
Wells Fargo Advantage VT Small
 Cap Growth Fund                      676,943        473,256        203,687
Wells Fargo Advantage VT
 Discovery Fund                        22,976          3,040         19,936
Wells Fargo Advantage VT
 Small/Mid Cap Value Fund              15,830         16,108           (278)
Wells Fargo Advantage VT
 Opportunity Fund                       2,010             24          1,986

-------------------------------------------------------------------------------

6.     FINANCIAL HIGHLIGHTS:

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for each series in each Sub-Account that has outstanding units.

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH
 STRATEGY PORTFOLIO
 2008  Lowest contract charges                  118,324       $7.429046          $879,041
    Highest contract charges                      8,609        7.330877            63,109
    Remaining contract charges                1,510,322              --        11,143,573
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 VALUE PORTFOLIO
 2008  Lowest contract charges                        2        5.163673                 7
    Highest contract charges                      3,121        5.088962            15,885
    Remaining contract charges                2,958,299              --        15,171,835
ALLIANCEBERNSTEIN VPS SMALL/MID CAP
 VALUE PORTFOLIO
 2008  Lowest contract charges                   15,019        6.725040           101,003
    Highest contract charges                      1,297        6.627915             8,598
    Remaining contract charges                  821,205              --         5,479,760
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO
 2008  Lowest contract charges                    8,071        6.435801            51,946
    Highest contract charges                         81        6.363950               513
    Remaining contract charges                   88,440              --           565,797
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 GROWTH PORTFOLIO
 2008  Lowest contract charges                    2,378        5.477105            13,024
    Highest contract charges                      1,141        5.397825             6,159
    Remaining contract charges                1,065,999              --         5,798,293
AIM V.I. BASIC VALUE FUND
 2008  Lowest contract charges                1,787,631        0.736367         1,316,353
    Highest contract charges                    429,198        0.665662           285,701
    Remaining contract charges              127,377,096              --        88,450,805
 2007  Lowest contract charges                1,750,617        1.539735         2,695,486
    Highest contract charges                    394,205        1.415834           558,128
    Remaining contract charges              156,908,114              --       230,193,431
 2006  Lowest contract charges                1,650,167        1.529265         2,523,543
    Highest contract charges                    119,806        1.430310           171,360
    Remaining contract charges              185,338,421              --       272,750,957
 2005  Lowest contract charges                  550,287        1.362431           749,728
    Highest contract charges                     66,457        1.296106            86,135
    Remaining contract charges              211,003,427              --       279,411,654
 2004  Lowest contract charges                1,518,236        1.316677         1,999,026
    Highest contract charges                     20,775        1.257441            26,124
    Remaining contract charges              223,647,591              --       285,485,629

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH
 STRATEGY PORTFOLIO
 2008  Lowest contract charges                0.69%              1.93%             (28.64)%
    Highest contract charges                  2.04%              3.40%             (29.40)%
    Remaining contract charges                  --                 --                  --
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 VALUE PORTFOLIO
 2008  Lowest contract charges                  --                 --              (52.18)%
    Highest contract charges                  2.08%                --              (52.73)%
    Remaining contract charges                  --                 --                  --
ALLIANCEBERNSTEIN VPS SMALL/MID CAP
 VALUE PORTFOLIO
 2008  Lowest contract charges                0.61%                --              (37.77)%
    Highest contract charges                  2.09%                --              (38.49)%
    Remaining contract charges                  --                 --                  --
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO
 2008  Lowest contract charges                0.70%                --              (39.14)%
    Highest contract charges                  1.88%                --              (39.68)%
    Remaining contract charges                  --                 --                  --
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 GROWTH PORTFOLIO
 2008  Lowest contract charges                0.63%                --              (47.70)%
    Highest contract charges                  2.06%                --              (48.31)%
    Remaining contract charges                  --                 --                  --
AIM V.I. BASIC VALUE FUND
 2008  Lowest contract charges                0.85%              0.92%             (52.18)%
    Highest contract charges                  2.56%              0.96%             (52.98)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.85%              0.60%               0.69%
    Highest contract charges                  2.53%              1.23%              (1.01)%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.85%              0.55%              12.25%
    Highest contract charges                  2.55%              0.50%              10.35%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.83%              0.30%               9.20%
    Highest contract charges                  2.51%              0.22%               3.08%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.95%                --               10.02%
    Highest contract charges                  2.50%                --                8.27%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND
 2008  Lowest contract charges                       99       $6.563072              $655
    Highest contract charges                    183,914        0.819924           150,796
    Remaining contract charges               57,277,430              --        49,790,095
 2007  Lowest contract charges                  240,838        1.590673           383,095
    Highest contract charges                    166,005        1.462664           242,810
    Remaining contract charges               76,252,144              --       115,420,120
 2006  Lowest contract charges                  152,187        1.432186           217,946
    Highest contract charges                    166,658        1.339498           223,238
    Remaining contract charges               84,839,131              --       116,918,885
 2005  Lowest contract charges                   18,096        1.358807            24,589
    Highest contract charges                     22,308        1.292664            28,837
    Remaining contract charges               37,821,577              --        49,972,771
 2004  Lowest contract charges                  392,765        1.275804           501,092
    Highest contract charges                      5,809        1.218395             7,078
    Remaining contract charges               38,172,286              --        47,219,088
AIM V.I. CORE EQUITY FUND
 2008  Lowest contract charges                      264        7.300601             1,927
    Highest contract charges                      8,058        8.328570            67,115
    Remaining contract charges               23,027,397              --       196,163,465
 2007  Lowest contract charges                   28,980       12.834710           371,955
    Highest contract charges                     12,097       12.230262           147,944
    Remaining contract charges               27,232,610              --       339,039,281
 2006  Lowest contract charges                   21,401       11.972479           256,224
    Highest contract charges                      4,234       11.604187            49,137
    Remaining contract charges               30,864,871              --       362,262,126
 2005  Lowest contract charges                       47       10.346561               484
    Highest contract charges                        260       10.204436             2,651
    Remaining contract charges                  127,941              --         1,311,968
AIM V.I. GOVERNMENT SECURITIES FUND
 2008  Lowest contract charges               16,381,247        1.325847        21,719,028
    Highest contract charges                    995,960        1.198564         1,193,722
    Remaining contract charges              862,944,412              --     1,080,813,725
 2007  Lowest contract charges                6,675,375        1.190613         7,947,789
    Highest contract charges                    455,288        1.094766           498,434
    Remaining contract charges              682,491,850              --       775,202,269
 2006  Lowest contract charges                1,457,536        1.129202         1,645,852
    Highest contract charges                     53,598        1.056100            56,605
    Remaining contract charges              551,803,378              --       599,682,525
 2005  Lowest contract charges                  215,688        1.099804           237,215
    Highest contract charges                     99,525        1.046223           104,125
    Remaining contract charges              468,288,332              --       500,362,178
 2004  Lowest contract charges                1,769,004        1.105472         1,955,584
    Highest contract charges                     72,196        1.055721            76,219
    Remaining contract charges              345,692,677              --       370,398,600

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND
 2008  Lowest contract charges                0.53%                --              (37.46)%
    Highest contract charges                  2.56%                --              (43.94)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.85%                --               11.07%
    Highest contract charges                  2.54%                --                9.20%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.85%              0.12%               5.40%
    Highest contract charges                  2.52%              0.21%               3.62%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.83%              0.18%              15.56%
    Highest contract charges                  2.51%              0.10%               6.10%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.95%                --                5.62%
    Highest contract charges                  2.45%                --                3.94%
    Remaining contract charges                  --                 --                  --
AIM V.I. CORE EQUITY FUND
 2008  Lowest contract charges                0.61%             15.17%             (29.79)%
    Highest contract charges                  2.56%              1.65%             (31.90)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.85%              1.27%               7.20%
    Highest contract charges                  2.51%              2.58%               5.40%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.84%              1.02%              15.72%
    Highest contract charges                  2.53%              0.83%              13.77%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.80%              1.05%               7.33%
    Highest contract charges                  2.44%              4.78%               6.16%
    Remaining contract charges                  --                 --                  --
AIM V.I. GOVERNMENT SECURITIES FUND
 2008  Lowest contract charges                0.85%              5.27%              11.36%
    Highest contract charges                  2.54%              5.42%               9.48%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.84%              6.62%               5.44%
    Highest contract charges                  2.52%              9.25%               3.66%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.86%              9.11%               2.67%
    Highest contract charges                  2.57%              3.89%               0.94%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.83%             13.42%               0.59%
    Highest contract charges                  2.54%              4.07%               0.90%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.95%              3.88%               1.59%
    Highest contract charges                  2.48%             13.47%               0.02%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND
 2008  Lowest contract charges                        1       $6.439210                $8
    Highest contract charges                    158,719        1.289787           204,714
    Remaining contract charges              104,235,059              --       153,561,756
 2007  Lowest contract charges                1,388,135        2.413489         3,350,249
    Highest contract charges                     78,264        2.219333           173,693
    Remaining contract charges               96,217,812              --       222,238,108
 2006  Lowest contract charges                  287,193        2.121749           609,349
    Highest contract charges                      8,560        1.984479            16,988
    Remaining contract charges               49,747,329              --       101,724,383
 2005  Lowest contract charges                   40,858        1.668706            68,180
    Highest contract charges                      8,851        1.587486            14,052
    Remaining contract charges               36,053,535              --        58,438,083
 2004  Lowest contract charges                   88,480        1.445927           127,935
    Highest contract charges                      9,171        1.380892            12,665
    Remaining contract charges               17,817,045              --        24,973,192
AIM V.I. MID CAP CORE EQUITY FUND
 2008  Lowest contract charges                8,072,019        1.291991        10,428,975
    Highest contract charges                    185,708        1.167979           216,904
    Remaining contract charges              181,979,574              --       222,068,791
 2007  Lowest contract charges                5,725,501        1.822898        10,437,004
    Highest contract charges                    239,053        1.676212           400,704
    Remaining contract charges              218,893,496              --       380,535,402
 2006  Lowest contract charges                1,809,505        1.678202         3,036,714
    Highest contract charges                     92,894        1.569599           145,807
    Remaining contract charges              231,072,258              --       373,319,415
 2005  Lowest contract charges                  320,680        1.521487           487,911
    Highest contract charges                     43,428        1.447415            62,858
    Remaining contract charges              256,636,456              --       379,612,312
 2004  Lowest contract charges                2,997,792        1.444712         4,330,946
    Highest contract charges                     33,815        1.379716            46,655
    Remaining contract charges              230,251,882              --       322,495,930
AIM V.I. SMALL CAP EQUITY FUND
 2008  Lowest contract charges                      998        7.574625             7,560
    Highest contract charges                     21,407        9.512314           203,626
    Remaining contract charges               10,647,305              --       104,245,716
 2007  Lowest contract charges                   29,940       15.150787           453,609
    Highest contract charges                     17,619       14.206294           250,300
    Remaining contract charges                7,556,369              --       110,481,110
 2006  Lowest contract charges                   17,931       14.526546           260,478
    Highest contract charges                     11,508       13.854438           159,432
    Remaining contract charges                4,981,707              --        70,408,605
 2005  Lowest contract charges                    1,058       12.475035            13,199
    Highest contract charges                      2,538       12.101844            30,717
    Remaining contract charges                2,482,451              --        30,424,225
 2004  Lowest contract charges                    7,059       11.703215            82,611
    Highest contract charges                     28,440       11.488515           326,730
    Remaining contract charges                1,640,742              --        18,970,224

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND
 2008  Lowest contract charges                  --               0.68%             (37.60)%
    Highest contract charges                  2.55%              0.62%             (41.88)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.84%              0.68%              13.75%
    Highest contract charges                  2.51%              1.21%              11.84%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.85%              1.77%              27.15%
    Highest contract charges                  2.55%              1.02%              25.01%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.83%              2.39%              19.32%
    Highest contract charges                  2.54%              0.66%              14.96%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.95%              0.72%              22.83%
    Highest contract charges                  2.45%              2.94%              20.89%
    Remaining contract charges                  --                 --                  --
AIM V.I. MID CAP CORE EQUITY FUND
 2008  Lowest contract charges                0.85%              1.74%             (29.12)%
    Highest contract charges                  2.56%              1.30%             (30.32)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.84%              0.33%               8.62%
    Highest contract charges                  2.53%              0.38%               6.79%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.85%              1.71%              10.30%
    Highest contract charges                  2.54%              1.97%               8.44%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.83%              1.76%               9.01%
    Highest contract charges                  2.54%              0.57%               4.91%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.95%              0.18%              12.74%
    Highest contract charges                  2.51%              0.49%              10.95%
    Remaining contract charges                  --                 --                  --
AIM V.I. SMALL CAP EQUITY FUND
 2008  Lowest contract charges                0.69%                --              (29.50)%
    Highest contract charges                  2.55%                --              (33.04)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.85%              0.05%               4.30%
    Highest contract charges                  2.54%              0.05%               2.54%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.85%                --               16.45%
    Highest contract charges                  2.53%                --               14.48%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.83%                --               15.28%
    Highest contract charges                  2.48%                --                5.39%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.94%              0.01%               8.37%
    Highest contract charges                  2.46%              0.01%               6.71%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
AIM V.I. LARGE CAP GROWTH FUND
 2008  Lowest contract charges                   30,377       $8.125049          $246,806
    Highest contract charges                     20,836        7.611709           158,601
    Remaining contract charges                3,690,010              --        28,742,332
 2007  Lowest contract charges                   35,007       13.278265           464,831
    Highest contract charges                     27,813       12.652975           351,920
    Remaining contract charges                4,590,027              --        59,046,551
 2006  Lowest contract charges                   16,181       11.580025           187,402
    Highest contract charges                     11,533       11.223754           129,438
    Remaining contract charges                4,538,289              --        51,346,704
 2005  Lowest contract charges                    1,438       10.809125            15,543
    Highest contract charges                        462       10.656209             4,927
    Remaining contract charges                  278,450              --         2,980,691
AIM V.I. CAPITAL DEVELOPMENT FUND
 2008  Lowest contract charges                       43        5.148920               222
    Highest contract charges                     14,798        5.041036            74,595
    Remaining contract charges                  287,452              --         1,528,348
 2007  Lowest contract charges                       33        9.802841               325
    Highest contract charges                      4,650        9.765867            45,409
    Remaining contract charges                    2,676              --            26,159
AIM V.I. POWERSHARES ETF ALLOCATION
 FUND
 2008  Lowest contract charges                    1,299       10.593895            13,760
    Highest contract charges                      3,632       10.571774            38,394
    Remaining contract charges                   19,186              --           203,012
AMERICAN FUNDS GLOBAL BOND FUND
 2008  Lowest contract charges                1,827,767       11.355894        20,755,918
    Highest contract charges                     18,070       10.931491           197,537
    Remaining contract charges               22,445,573              --       249,453,515
 2007  Lowest contract charges                  606,229       11.067360         6,709,350
    Highest contract charges                      1,798       10.836338            19,485
    Remaining contract charges                7,052,304              --        77,121,560
 2006  Lowest contract charges                   15,186       10.218971           155,184
    Highest contract charges                      1,567       10.178409            15,952
    Remaining contract charges                  771,269              --         7,863,526
AMERICAN FUNDS GLOBAL GROWTH AND
 INCOME FUND
 2008  Lowest contract charges                9,970,039        7.143265        71,218,633
    Highest contract charges                     27,718        6.817920           188,976
    Remaining contract charges               51,775,309              --       360,854,467
 2007  Lowest contract charges                6,273,176       12.245550        76,818,487
    Highest contract charges                      6,427       11.888755            76,405
    Remaining contract charges               42,969,011              --       517,939,071
 2006  Lowest contract charges                1,477,347       10.961310        16,193,660
    Highest contract charges                    334,964       10.828350         3,627,102
    Remaining contract charges               17,424,702              --       189,692,748

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
AIM V.I. LARGE CAP GROWTH FUND
 2008  Lowest contract charges                0.85%              0.01%             (38.81)%
    Highest contract charges                  2.56%              0.01%             (39.84)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.84%              0.05%              14.67%
    Highest contract charges                  2.53%              0.06%              12.73%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.85%              0.29%               7.13%
    Highest contract charges                  2.51%              0.92%               5.33%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.82%                --               14.21%
    Highest contract charges                  2.30%                --               12.93%
    Remaining contract charges                  --                 --                  --
AIM V.I. CAPITAL DEVELOPMENT FUND
 2008  Lowest contract charges                0.98%                --              (47.48)%
    Highest contract charges                  2.49%                --              (48.34)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --                 --                2.54%
    Highest contract charges                  0.61%                --                2.35%
    Remaining contract charges                  --                 --                  --
AIM V.I. POWERSHARES ETF ALLOCATION
 FUND
 2008  Lowest contract charges                0.13%                --                4.77%
    Highest contract charges                  0.34%              3.19%               4.58%
    Remaining contract charges                  --                 --                  --
AMERICAN FUNDS GLOBAL BOND FUND
 2008  Lowest contract charges                0.85%              5.81%               2.61%
    Highest contract charges                  2.54%              6.12%               0.88%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.84%              6.87%               8.30%
    Highest contract charges                  2.50%             20.18%               6.48%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.21%              1.34%               1.86%
    Highest contract charges                  0.58%              2.08%               1.61%
    Remaining contract charges                  --                 --                  --
AMERICAN FUNDS GLOBAL GROWTH AND
 INCOME FUND
 2008  Lowest contract charges                0.85%              2.41%             (41.67)%
    Highest contract charges                  2.55%              2.41%             (42.65)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.84%              2.65%              11.72%
    Highest contract charges                  2.53%              3.47%               9.83%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.63%              1.42%               9.68%
    Highest contract charges                  1.85%              1.13%               8.48%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION FUND
 2008  Lowest contract charges                    1,646      $10.837267           $17,838
    Highest contract charges                     62,877        9.236588           580,771
    Remaining contract charges              125,292,314              --     1,227,024,593
 2007  Lowest contract charges                    1,645       15.459201            25,446
    Highest contract charges                     63,959       13.442506           859,763
    Remaining contract charges              141,981,312              --     2,001,549,029
 2006  Lowest contract charges                    9,934       14.588461           144,909
    Highest contract charges                     38,048       12.941607           492,406
    Remaining contract charges              140,345,702              --     1,884,288,119
 2005  Lowest contract charges                   10,469       12.793383           133,928
    Highest contract charges                      8,647       11.578387           100,122
    Remaining contract charges              136,070,664              --     1,619,070,299
 2004  Lowest contract charges                   10,465       11.786704           123,350
    Highest contract charges                      1,641       10.882712            17,854
    Remaining contract charges              125,182,467              --     1,386,250,608
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH FUND
 2008  Lowest contract charges                   10,381        0.817424             8,485
    Highest contract charges                  1,152,085        0.708958           816,780
    Remaining contract charges              969,763,212              --       725,433,797
 2007  Lowest contract charges                   10,381        1.294501            13,438
    Highest contract charges                  1,056,985        1.145462         1,210,736
    Remaining contract charges            1,110,053,037              --     1,329,579,610
 2006  Lowest contract charges                   10,380        1.275794            13,244
    Highest contract charges                    748,207        1.151721           861,725
    Remaining contract charges            1,160,266,131              --     1,384,897,736
 2005  Lowest contract charges                   14,032        1.092544            15,330
    Highest contract charges                    187,591        1.006214           188,757
    Remaining contract charges            1,190,478,997              --     1,230,927,940
 2004  Lowest contract charges                   14,037        1.024433            14,380
    Highest contract charges                     36,346        0.962536            34,985
    Remaining contract charges            1,131,890,853              --     1,110,725,400

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION FUND
 2008  Lowest contract charges                0.55%              2.61%             (29.90)%
    Highest contract charges                  2.55%              2.46%             (31.29)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.55%              0.94%               5.97%
    Highest contract charges                  2.53%              2.83%               3.87%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.55%              2.19%              14.03%
    Highest contract charges                  2.54%              3.44%              11.77%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.55%              2.24%               8.54%
    Highest contract charges                  2.51%              3.69%               6.39%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.55%              2.11%               7.75%
    Highest contract charges                  2.52%              3.02%               5.61%
    Remaining contract charges                  --                 --                  --
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH FUND
 2008  Lowest contract charges                0.55%              2.09%             (36.85)%
    Highest contract charges                  2.55%              2.00%             (38.11)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.55%              2.52%               1.47%
    Highest contract charges                  2.54%              2.77%              (0.54)%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.55%              1.24%              16.77%
    Highest contract charges                  2.54%              1.00%              14.46%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.55%              0.99%               6.65%
    Highest contract charges                  2.52%              0.66%               4.54%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.55%              0.70%               9.14%
    Highest contract charges                  2.52%              0.84%               6.98%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                       UNIT          CONTRACT
SUB-ACCOUNT                            UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
AMERICAN FUNDS BOND FUND
 2008  Lowest contract charges              1,963    $13.354404           $26,210
    Highest contract charges              123,833     11.336185         1,403,798
    Remaining contract charges         85,444,527            --     1,050,899,252
 2007  Lowest contract charges              1,962     14.812776            29,072
    Highest contract charges               90,503     12.828250         1,160,991
    Remaining contract charges         90,331,752            --     1,241,720,539
 2006  Lowest contract charges              4,104     14.414680            59,159
    Highest contract charges               58,187     12.735633           741,051
    Remaining contract charges         81,315,193            --     1,098,503,472
 2005  Lowest contract charges              2,141     13.547855            29,012
    Highest contract charges               19,542     12.211532           238,633
    Remaining contract charges         77,793,401            --       998,579,557
 2004  Lowest contract charges              2,141     13.409593            28,716
    Highest contract charges                7,194     12.331092            88,704
    Remaining contract charges         72,017,916            --       926,234,643
AMERICAN FUNDS GLOBAL GROWTH
 FUND
 2008  Lowest contract charges                662     10.185296             6,744
    Highest contract charges               27,500      7.177236           197,374
    Remaining contract charges         46,994,336            --       450,911,787
 2007  Lowest contract charges                662     16.622894            11,005
    Highest contract charges               28,340     11.950746           338,680
    Remaining contract charges         53,002,454            --       839,575,309
 2006  Lowest contract charges                661     14.553542             9,636
    Highest contract charges                2,678     10.674307            28,584
    Remaining contract charges         51,250,515            --       719,382,855
 2005  Lowest contract charges              3,327     12.151586            40,432
    Highest contract charges                7,732      9.092566            70,308
    Remaining contract charges         47,916,919            --       565,434,947
 2004  Lowest contract charges              3,328     10.711021            35,645
    Highest contract charges                5,074      8.176466            41,484
    Remaining contract charges         42,232,422            --       443,900,130

                                                   INVESTMENT
                                     EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                          RATIO*         RATIO**         RETURN***
--------------------------------  ----------------------------------------------
AMERICAN FUNDS BOND FUND
 2008  Lowest contract charges         0.55%           5.66%           (9.85)%
    Highest contract charges           2.55%           5.59%          (11.63)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.55%           6.62%            2.76%
    Highest contract charges           2.54%           8.48%            0.73%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.55%           3.05%            6.40%
    Highest contract charges           2.55%           3.26%            4.29%
    Remaining contract charges           --              --               --
 2005  Lowest contract charges         0.55%           3.79%            1.03%
    Highest contract charges           2.53%           3.41%            0.97%
    Remaining contract charges           --              --               --
 2004  Lowest contract charges         0.55%           3.57%            5.14%
    Highest contract charges           2.52%           3.53%            3.06%
    Remaining contract charges           --              --               --
AMERICAN FUNDS GLOBAL GROWTH
 FUND
 2008  Lowest contract charges         0.55%           1.85%          (38.73)%
    Highest contract charges           2.55%           1.68%          (39.94)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.55%           2.70%           14.22%
    Highest contract charges           2.48%           4.76%           11.96%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.55%           1.21%           19.77%
    Highest contract charges           2.55%           0.92%           17.40%
    Remaining contract charges           --              --               --
 2005  Lowest contract charges         0.55%           0.67%           13.45%
    Highest contract charges           2.53%           0.52%           11.20%
    Remaining contract charges           --              --               --
 2004  Lowest contract charges         0.55%           0.44%           12.86%
    Highest contract charges           2.52%           0.52%           10.63%
    Remaining contract charges           --              --               --

-------------------------------------------------------------------------------

                                                       UNIT          CONTRACT
SUB-ACCOUNT                            UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH FUND
 2008  Lowest contract charges              3,371     $7.238556           $24,401
    Highest contract charges              335,051      5.694785         1,908,043
    Remaining contract charges        308,553,847            --     2,275,010,322
 2007  Lowest contract charges              3,371     12.990526            43,792
    Highest contract charges              289,804     10.427125         3,021,825
    Remaining contract charges        337,097,888            --     4,511,529,567
 2006  Lowest contract charges              3,371     11.626464            39,192
    Highest contract charges              185,668      9.520749         1,767,698
    Remaining contract charges        333,506,534            --     4,029,775,608
 2005  Lowest contract charges              8,525     10.606836            90,419
    Highest contract charges               65,623      8.861284           581,508
    Remaining contract charges        320,689,791            --     3,557,161,722
 2004  Lowest contract charges              9,193      9.179128            84,386
    Highest contract charges               32,993      7.823331           258,116
    Remaining contract charges        292,097,787            --     2,824,395,891
AMERICAN FUNDS GROWTH-INCOME
 FUND
 2008  Lowest contract charges              3,660      9.714458            35,550
    Highest contract charges              267,518      8.412561         2,250,514
    Remaining contract charges        281,106,745            --     2,495,233,367
 2007  Lowest contract charges              3,659     15.716464            57,513
    Highest contract charges              220,553     13.885894         3,062,571
    Remaining contract charges        310,932,495            --     4,503,647,602
 2006  Lowest contract charges              7,603     15.044453           114,382
    Highest contract charges               97,795     13.560686         1,326,171
    Remaining contract charges        308,732,232            --     4,312,874,045
 2005  Lowest contract charges             14,103     13.131137           185,184
    Highest contract charges               56,514     12.075123           682,419
    Remaining contract charges        299,358,925            --     3,684,213,947
 2004  Lowest contract charges             14,880     12.475956           185,646
    Highest contract charges               22,931     11.704328           268,390
    Remaining contract charges        268,887,815            --     3,177,391,559

                                                   INVESTMENT
                                     EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                          RATIO*         RATIO**         RETURN***
--------------------------------  ----------------------------------------------
AMERICAN FUNDS GROWTH FUND
 2008  Lowest contract charges         0.55%           0.83%          (44.28)%
    Highest contract charges           2.55%           0.80%          (45.39)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.55%           0.79%           11.73%
    Highest contract charges           2.54%           0.99%            9.52%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.55%           0.50%            9.61%
    Highest contract charges           2.54%           1.12%            7.44%
    Remaining contract charges           --              --               --
 2005  Lowest contract charges         0.55%           0.70%           15.55%
    Highest contract charges           2.53%           0.92%           13.27%
    Remaining contract charges           --              --               --
 2004  Lowest contract charges         0.55%           0.18%           11.88%
    Highest contract charges           2.53%           0.28%            9.67%
    Remaining contract charges           --              --               --
AMERICAN FUNDS GROWTH-INCOME
 FUND
 2008  Lowest contract charges         0.55%           1.76%          (38.19)%
    Highest contract charges           2.55%           1.71%          (39.42)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.55%           1.10%            4.47%
    Highest contract charges           2.53%           2.35%            2.40%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.55%           1.16%           14.57%
    Highest contract charges           2.55%           1.85%           12.30%
    Remaining contract charges           --              --               --
 2005  Lowest contract charges         0.55%           1.34%            5.25%
    Highest contract charges           2.52%           2.16%            3.17%
    Remaining contract charges           --              --               --
 2004  Lowest contract charges         0.55%           0.89%            9.77%
    Highest contract charges           2.52%           1.44%            7.60%
    Remaining contract charges           --              --               --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                       UNIT          CONTRACT
SUB-ACCOUNT                            UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
AMERICAN FUNDS INTERNATIONAL
 FUND
 2008  Lowest contract charges              1,572    $10.209922           $16,047
    Highest contract charges               84,339      7.140203           602,197
    Remaining contract charges         74,751,983            --       712,255,476
 2007  Lowest contract charges              1,573     17.738385            27,882
    Highest contract charges               50,789     12.656410           642,813
    Remaining contract charges         82,701,367            --     1,384,143,255
 2006  Lowest contract charges              2,147     14.860722            31,912
    Highest contract charges               31,531     10.817275           341,074
    Remaining contract charges         80,029,572            --     1,136,998,955
 2005  Lowest contract charges              3,909     12.559161            49,090
    Highest contract charges               12,018      9.326581           112,088
    Remaining contract charges         70,327,617            --       854,725,953
 2004  Lowest contract charges              4,397     10.393491            45,696
    Highest contract charges               10,641      7.874120            83,791
    Remaining contract charges         58,012,272            --       590,047,576
AMERICAN FUNDS NEW WORLD FUND
 2008  Lowest contract charges              1,231     17.525901            21,584
    Highest contract charges                3,919     14.217246            55,712
    Remaining contract charges         18,462,266            --       288,663,741
 2007  Lowest contract charges              1,231     30.581586            37,661
    Highest contract charges                5,729     25.310667           145,011
    Remaining contract charges         20,318,733            --       560,291,590
 2006  Lowest contract charges              2,641     23.258443            61,441
    Highest contract charges                  867     19.638252            17,028
    Remaining contract charges         17,176,235            --       364,026,955
 2005  Lowest contract charges              2,642     17.637753            46,593
    Highest contract charges                  890     15.193093            13,522
    Remaining contract charges         13,811,260            --       224,349,908
 2004  Lowest contract charges              2,978     14.688942            43,742
    Highest contract charges                   65     12.908373               840
    Remaining contract charges          9,311,198            --       127,484,428

                                                   INVESTMENT
                                     EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                          RATIO*         RATIO**         RETURN***
--------------------------------  ----------------------------------------------
AMERICAN FUNDS INTERNATIONAL
 FUND
 2008  Lowest contract charges         0.55%           1.97%          (42.44)%
    Highest contract charges           2.55%           2.09%          (43.58)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.55%           1.41%           19.36%
    Highest contract charges           2.54%           2.07%           17.00%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.55%           1.22%           18.33%
    Highest contract charges           2.56%           3.88%           15.98%
    Remaining contract charges           --              --               --
 2005  Lowest contract charges         0.55%           1.51%           20.84%
    Highest contract charges           2.54%           1.52%           18.45%
    Remaining contract charges           --              --               --
 2004  Lowest contract charges         0.55%           1.34%           18.66%
    Highest contract charges           2.51%           2.43%           16.32%
    Remaining contract charges           --              --               --
AMERICAN FUNDS NEW WORLD FUND
 2008  Lowest contract charges         0.55%           1.52%          (42.69)%
    Highest contract charges           2.57%           1.32%          (43.83)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.55%           2.60%           31.49%
    Highest contract charges           2.50%           3.71%           28.89%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.55%           1.54%           31.87%
    Highest contract charges           2.55%           1.55%           29.26%
    Remaining contract charges           --              --               --
 2005  Lowest contract charges         0.55%           1.21%           20.08%
    Highest contract charges           2.52%           0.21%           17.70%
    Remaining contract charges           --              --               --
 2004  Lowest contract charges         0.55%           1.98%           18.15%
    Highest contract charges           2.52%             --            15.81%
    Remaining contract charges           --              --               --

-------------------------------------------------------------------------------

                                                       UNIT          CONTRACT
SUB-ACCOUNT                            UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 2008  Lowest contract charges          1,211,357    $11.177252       $13,539,641
    Highest contract charges               30,599      7.836227           239,781
    Remaining contract charges         23,823,127            --       232,978,036
 2007  Lowest contract charges            805,280     24.253651        19,530,981
    Highest contract charges               15,547     17.296552           268,916
    Remaining contract charges         29,235,363            --       628,184,794
 2006  Lowest contract charges            383,602     20.144150         7,727,336
    Highest contract charges                2,742     14.612053            40,060
    Remaining contract charges         27,984,064            --       505,443,276
 2005  Lowest contract charges             82,700     16.376893         1,354,370
    Highest contract charges                1,303     12.083008            15,738
    Remaining contract charges         25,832,873            --       384,172,768
 2004  Lowest contract charges            471,158     13.406321         6,316,499
    Highest contract charges                  365      9.888098             3,606
    Remaining contract charges         20,236,417            --       243,974,997
FIDELITY VIP GROWTH PORTFOLIO
 2008  Lowest contract charges              2,456      5.886127            14,454
    Highest contract charges                1,106      5.800294             6,414
    Remaining contract charges            400,231            --         2,337,520
FIDELITY VIP CONTRAFUND
 PORTFOLIO
 2008  Lowest contract charges             20,429      6.384129           130,423
    Highest contract charges                3,637      6.291088            22,879
    Remaining contract charges          6,658,526            --        42,225,443
FIDELITY VIP MID CAP PORTFOLIO
 2008  Lowest contract charges              4,770      6.466418            30,843
    Highest contract charges                4,995      6.372199            31,832
    Remaining contract charges          4,176,980            --        26,818,505
FIDELITY VIP VALUE STRATEGIES
 PORTFOLIO
 2008  Lowest contract charges              1,949      5.368003            10,460
    Highest contract charges                1,056      5.307455             5,604
    Remaining contract charges            418,697            --         2,229,299
FIDELITY VIP DYNAMIC CAPITAL
 APPRECIATION PORTFOLIO
 2008  Lowest contract charges             11,709      6.404294            74,982
    Highest contract charges                7,979      6.356132            50,718
    Remaining contract charges            124,037            --           790,334

                                                   INVESTMENT
                                     EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                          RATIO*         RATIO**         RETURN***
--------------------------------  ----------------------------------------------
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 2008  Lowest contract charges         0.85%             --           (53.92)%
    Highest contract charges           2.56%             --           (54.70)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.85%           3.18%           20.40%
    Highest contract charges           2.51%           4.16%           18.37%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.85%           0.45%           23.00%
    Highest contract charges           2.56%           0.43%           20.93%
    Remaining contract charges           --              --               --
 2005  Lowest contract charges         0.83%           0.33%           24.21%
    Highest contract charges           2.54%           0.52%           22.20%
    Remaining contract charges           --              --               --
 2004  Lowest contract charges         0.95%             --            19.74%
    Highest contract charges           2.53%             --            17.84%
    Remaining contract charges           --              --               --
FIDELITY VIP GROWTH PORTFOLIO
 2008  Lowest contract charges         0.63%           0.87%          (43.10)%
    Highest contract charges           2.03%           2.52%          (43.76)%
    Remaining contract charges           --              --               --
FIDELITY VIP CONTRAFUND
 PORTFOLIO
 2008  Lowest contract charges         0.62%           3.04%          (39.91)%
    Highest contract charges           2.07%           2.19%          (40.61)%
    Remaining contract charges           --              --               --
FIDELITY VIP MID CAP PORTFOLIO
 2008  Lowest contract charges         0.63%           0.16%          (37.02)%
    Highest contract charges           2.06%           0.33%          (37.75)%
    Remaining contract charges           --              --               --
FIDELITY VIP VALUE STRATEGIES
 PORTFOLIO
 2008  Lowest contract charges         0.69%           4.57%          (48.73)%
    Highest contract charges           1.83%           0.79%          (49.20)%
    Remaining contract charges           --              --               --
FIDELITY VIP DYNAMIC CAPITAL
 APPRECIATION PORTFOLIO
 2008  Lowest contract charges         1.03%           1.62%          (37.82)%
    Highest contract charges           1.78%           1.28%          (38.19)%
    Remaining contract charges           --              --               --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                       UNIT          CONTRACT
SUB-ACCOUNT                            UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
FRANKLIN RISING DIVIDENDS
 SECURITIES FUND
 2008  Lowest contract charges          2,483,337    $11.000356       $27,317,592
    Highest contract charges               47,101     10.091165           475,300
    Remaining contract charges         60,760,520            --       639,017,858
 2007  Lowest contract charges          2,265,784     15.218488        34,481,810
    Highest contract charges               32,174     14.200576           456,892
    Remaining contract charges         67,758,568            --       994,511,862
 2006  Lowest contract charges          1,203,344     15.772306        18,979,513
    Highest contract charges               24,105     14.969769           360,840
    Remaining contract charges         56,083,485            --       860,163,006
 2005  Lowest contract charges            295,756     13.581424         4,016,791
    Highest contract charges               16,010     13.111329           209,916
    Remaining contract charges         40,415,782            --       538,698,169
 2004  Lowest contract charges            550,441     13.343129         7,344,611
    Highest contract charges              581,258     13.010868         7,562,677
    Remaining contract charges         25,896,626            --       339,993,076
FRANKLIN INCOME SECURITIES FUND
 2008  Lowest contract charges              1,785     11.827442            21,122
    Highest contract charges               79,343     10.385353           824,002
    Remaining contract charges        165,051,258            --     1,751,274,921
 2007  Lowest contract charges              1,786     16.906515            30,193
    Highest contract charges               59,907     15.145488           907,319
    Remaining contract charges        167,798,405            --     2,642,967,669
 2006  Lowest contract charges              3,241     16.384241            53,100
    Highest contract charges               39,490     14.974072           591,333
    Remaining contract charges        133,205,895            --     2,053,981,822
 2005  Lowest contract charges              1,455     13.933173            20,273
    Highest contract charges               22,353     12.991094           290,384
    Remaining contract charges        104,320,354            --     1,383,599,497
 2004  Lowest contract charges            863,574     13.642332        11,781,159
    Highest contract charges              861,993     13.122761        11,311,726
    Remaining contract charges         65,655,124            --       872,856,079

                                                   INVESTMENT
                                     EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                          RATIO*         RATIO**         RETURN***
--------------------------------  ----------------------------------------------
FRANKLIN RISING DIVIDENDS
 SECURITIES FUND
 2008  Lowest contract charges         0.85%           1.86%          (27.72)%
    Highest contract charges           2.55%           1.89%          (28.94)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.85%           2.26%           (3.51)%
    Highest contract charges           2.54%           2.06%           (5.14)%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.85%           0.97%           16.13%
    Highest contract charges           2.55%           1.04%           14.17%
    Remaining contract charges           --              --               --
 2005  Lowest contract charges         0.83%           0.18%            5.93%
    Highest contract charges           2.48%             --             0.82%
    Remaining contract charges           --              --               --
 2004  Lowest contract charges         0.94%           0.57%            9.95%
    Highest contract charges           2.47%           0.59%            8.26%
    Remaining contract charges           --              --               --
FRANKLIN INCOME SECURITIES FUND
 2008  Lowest contract charges         0.55%           5.39%          (30.04)%
    Highest contract charges           2.55%           5.91%          (31.43)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.55%           2.85%            3.19%
    Highest contract charges           2.54%           2.79%            1.15%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.55%           2.59%           17.59%
    Highest contract charges           2.55%           3.36%           15.26%
    Remaining contract charges           --              --               --
 2005  Lowest contract charges         0.55%           3.89%            1.05%
    Highest contract charges           2.47%           2.41%            0.95%
    Remaining contract charges           --              --               --
 2004  Lowest contract charges         0.94%           2.87%           12.78%
    Highest contract charges           2.48%           2.81%           11.05%
    Remaining contract charges           --              --               --

-------------------------------------------------------------------------------

                                                       UNIT          CONTRACT
SUB-ACCOUNT                            UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
FRANKLIN LARGE CAP GROWTH
 SECURITIES FUND
 2008  Lowest contract charges            197,966     $8.326926        $1,648,444
    Highest contract charges                8,543      7.561687            64,600
    Remaining contract charges         15,761,692            --       124,251,796
 2007  Lowest contract charges            180,106     12.827021         2,310,220
    Highest contract charges               10,283     11.848456           121,833
    Remaining contract charges         17,933,407            --       219,924,132
 2006  Lowest contract charges            114,705     12.177757         1,396,849
    Highest contract charges                3,973     11.441566            45,458
    Remaining contract charges         17,940,554            --       210,823,420
 2005  Lowest contract charges             27,069     11.074918           299,782
    Highest contract charges                3,130     10.583797            33,128
    Remaining contract charges         14,725,042            --       158,900,875
 2004  Lowest contract charges             26,893     11.174616           300,520
    Highest contract charges                1,209     10.743408            12,994
    Remaining contract charges          9,246,790            --       100,640,664
FRANKLIN GLOBAL REAL ESTATE
 SECURITIES FUND
 2008  Lowest contract charges             11,812     15.081477           178,130
    Highest contract charges               13,309     10.604290           141,137
    Remaining contract charges            760,753            --         9,156,563
 2007  Lowest contract charges             18,237     26.430064           482,022
    Highest contract charges                8,193     18.884833           154,718
    Remaining contract charges            999,677            --        21,238,501
 2006  Lowest contract charges             21,593     33.716717           728,059
    Highest contract charges                8,252     24.480398           202,010
    Remaining contract charges          1,307,936            --        35,733,744
 2005  Lowest contract charges             31,171     28.226888           879,850
    Highest contract charges                  504     20.824893            10,496
    Remaining contract charges          1,660,419            --        38,158,886
 2004  Lowest contract charges             32,236     25.112355           809,528
    Highest contract charges               12,414     18.854076           234,060
    Remaining contract charges          1,975,381            --        40,655,416

                                                   INVESTMENT
                                     EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                          RATIO*         RATIO**         RETURN***
--------------------------------  ----------------------------------------------
FRANKLIN LARGE CAP GROWTH
 SECURITIES FUND
 2008  Lowest contract charges         0.85%           1.28%          (35.08)%
    Highest contract charges           2.56%           1.33%          (36.18)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.85%           0.74%            5.33%
    Highest contract charges           2.53%           0.46%            3.56%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.85%           0.71%            9.96%
    Highest contract charges           2.55%           0.79%            8.11%
    Remaining contract charges           --              --               --
 2005  Lowest contract charges         0.83%             --             4.27%
    Highest contract charges           2.52%           0.46%            1.49%
    Remaining contract charges           --              --               --
 2004  Lowest contract charges         0.94%           0.46%            6.91%
    Highest contract charges           2.48%           0.23%            5.22%
    Remaining contract charges           --              --               --
FRANKLIN GLOBAL REAL ESTATE
 SECURITIES FUND
 2008  Lowest contract charges         0.96%           1.08%          (42.94)%
    Highest contract charges           2.54%           1.06%          (43.85)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.95%           2.28%          (21.61)%
    Highest contract charges           2.55%           2.26%          (22.86)%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.95%           2.09%           19.45%
    Highest contract charges           2.56%           0.63%           17.55%
    Remaining contract charges           --              --               --
 2005  Lowest contract charges         0.95%           1.40%           12.40%
    Highest contract charges           2.51%             --            10.62%
    Remaining contract charges           --              --               --
 2004  Lowest contract charges         0.95%           1.93%           30.56%
    Highest contract charges           2.39%           1.96%           28.68%
    Remaining contract charges           --              --               --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                       UNIT          CONTRACT
SUB-ACCOUNT                            UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 2008  Lowest contract charges             10,880     $6.485092           $70,557
    Highest contract charges               87,594      4.482015           392,597
    Remaining contract charges         33,273,162            --       208,571,469
 2007  Lowest contract charges            242,924     14.408266         3,500,098
    Highest contract charges               52,838      7.996026           422,497
    Remaining contract charges         35,243,495            --       389,269,626
 2006  Lowest contract charges            139,855     13.062801         1,826,906
    Highest contract charges               14,304      7.373627           105,471
    Remaining contract charges         36,485,205            --       368,889,027
 2005  Lowest contract charges             44,613     12.120647           540,744
    Highest contract charges               12,357      6.959172            85,996
    Remaining contract charges         36,883,532            --       346,380,306
 2004  Lowest contract charges            199,676     11.869463         2,370,052
    Highest contract charges                9,454      6.812757            64,408
    Remaining contract charges         38,719,405            --       350,044,426
FRANKLIN SMALL CAP VALUE
 SECURITIES FUND
 2008  Lowest contract charges             77,654      6.154292           477,909
    Highest contract charges                  487      6.021529             2,931
    Remaining contract charges          8,300,669            --        52,080,022
 2007  Lowest contract charges              1,818      9.266350            16,846
    Highest contract charges               34,139      9.231379           315,147
    Remaining contract charges             41,968            --           387,993
FRANKLIN STRATEGIC INCOME
 SECURITIES FUND
 2008  Lowest contract charges                761      8.776149             6,668
    Highest contract charges               45,738     12.729023           582,206
    Remaining contract charges         50,026,121            --       651,746,875
 2007  Lowest contract charges          1,355,486     16.963013        22,993,124
    Highest contract charges               28,608     14.676700           419,865
    Remaining contract charges         45,030,898            --       700,436,872
 2006  Lowest contract charges            552,158     16.108811         8,894,602
    Highest contract charges               27,181     14.176524           385,337
    Remaining contract charges         39,753,287            --       592,393,087
 2005  Lowest contract charges            150,979     14.972815         2,260,587
    Highest contract charges                9,980     13.402661           133,754
    Remaining contract charges         35,257,734            --       492,887,724
 2004  Lowest contract charges            366,668     15.102795         5,537,709
    Highest contract charges                1,721     13.514956            23,264
    Remaining contract charges         26,903,181            --       376,103,302

                                                   INVESTMENT
                                     EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                          RATIO*         RATIO**         RETURN***
--------------------------------  ----------------------------------------------
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 2008  Lowest contract charges         0.63%             --           (39.50)%
    Highest contract charges           2.55%             --           (43.95)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.85%             --            10.30%
    Highest contract charges           2.53%             --             8.44%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.85%             --             7.77%
    Highest contract charges           2.55%             --             5.96%
    Remaining contract charges           --              --               --
 2005  Lowest contract charges         0.83%             --            15.29%
    Highest contract charges           2.54%             --             2.15%
    Remaining contract charges           --              --               --
 2004  Lowest contract charges         0.95%             --            10.42%
    Highest contract charges           2.53%             --             8.67%
    Remaining contract charges           --              --               --
FRANKLIN SMALL CAP VALUE
 SECURITIES FUND
 2008  Lowest contract charges         0.84%           1.00%          (33.59)%
    Highest contract charges           2.42%             --           (34.71)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.15%             --             0.06%
    Highest contract charges           0.57%             --            (0.12)%
    Remaining contract charges           --              --               --
FRANKLIN STRATEGIC INCOME
 SECURITIES FUND
 2008  Lowest contract charges         0.62%           0.10%          (13.94)%
    Highest contract charges           2.55%           7.08%          (13.27)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.84%           4.87%            5.30%
    Highest contract charges           2.54%           5.18%            3.53%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.85%           4.25%            7.59%
    Highest contract charges           2.55%           4.58%            5.77%
    Remaining contract charges           --              --               --
 2005  Lowest contract charges         0.83%           1.02%            2.59%
    Highest contract charges           2.50%           2.12%            0.83%
    Remaining contract charges           --              --               --
 2004  Lowest contract charges         0.95%           3.12%            8.97%
    Highest contract charges           2.50%           1.66%            7.25%
    Remaining contract charges           --              --               --

-------------------------------------------------------------------------------

                                                       UNIT          CONTRACT
SUB-ACCOUNT                            UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
MUTUAL SHARES SECURITIES FUND
 2008  Lowest contract charges              1,621    $11.313602           $18,338
    Highest contract charges               80,419     10.174951           818,264
    Remaining contract charges        105,083,546            --     1,104,108,920
 2007  Lowest contract charges              1,651     18.115531            29,900
    Highest contract charges               97,406     16.597302         1,616,678
    Remaining contract charges        114,053,802            --     1,977,118,234
 2006  Lowest contract charges              1,574     17.629377            27,748
    Highest contract charges               49,495     16.453485           814,361
    Remaining contract charges        103,197,957            --     1,746,359,076
 2005  Lowest contract charges              1,273     15.111786            19,239
    Highest contract charges               26,740     14.257743           381,253
    Remaining contract charges         90,680,042            --     1,313,048,173
 2004  Lowest contract charges              1,316     13.744675            18,091
    Highest contract charges               20,101     13.229769           265,933
    Remaining contract charges         73,985,912            --       983,776,433
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 2008  Lowest contract charges            129,914     14.404613         1,871,353
    Highest contract charges                4,409     12.027511            53,033
    Remaining contract charges          9,330,642            --       110,681,018
 2007  Lowest contract charges            130,970     30.661983         4,015,834
    Highest contract charges                4,194     26.042533           109,212
    Remaining contract charges         10,656,041            --       295,157,734
 2006  Lowest contract charges             85,986     23.955722         2,059,862
    Highest contract charges                1,373     20.695292            28,417
    Remaining contract charges         10,091,166            --       219,459,471
 2005  Lowest contract charges             13,107     18.811427           246,563
    Highest contract charges                1,887     16.529708            31,194
    Remaining contract charges          8,892,773            --       152,409,610
 2004  Lowest contract charges             48,759     15.109178           736,710
    Highest contract charges                  594     13.272221             7,881
    Remaining contract charges          5,274,548            --        72,232,825

                                                   INVESTMENT
                                     EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                          RATIO*         RATIO**         RETURN***
--------------------------------  ----------------------------------------------
MUTUAL SHARES SECURITIES FUND
 2008  Lowest contract charges         0.70%           3.12%          (37.55)%
    Highest contract charges           2.56%           2.94%          (38.70)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.70%           1.40%            2.76%
    Highest contract charges           2.54%           1.12%            0.87%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.70%           1.31%           17.55%
    Highest contract charges           2.54%           1.26%           15.40%
    Remaining contract charges           --              --               --
 2005  Lowest contract charges         0.55%           0.88%            9.95%
    Highest contract charges           2.53%           0.88%            7.77%
    Remaining contract charges           --              --               --
 2004  Lowest contract charges         0.55%           0.77%           12.01%
    Highest contract charges           2.52%           0.50%            9.80%
    Remaining contract charges           --              --               --
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 2008  Lowest contract charges         0.85%           3.06%          (53.02)%
    Highest contract charges           2.57%           3.02%          (53.82)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.85%           2.31%           27.99%
    Highest contract charges           2.51%           1.63%           25.84%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.85%           1.28%           27.35%
    Highest contract charges           2.55%           1.30%           25.20%
    Remaining contract charges           --              --               --
 2005  Lowest contract charges         0.83%           0.20%           27.62%
    Highest contract charges           2.53%           0.65%           24.54%
    Remaining contract charges           --              --               --
 2004  Lowest contract charges         0.95%           1.78%           23.65%
    Highest contract charges           2.52%             --            21.69%
    Remaining contract charges           --              --               --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                       UNIT          CONTRACT
SUB-ACCOUNT                            UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
TEMPLETON FOREIGN SECURITIES
 FUND
 2008  Lowest contract charges            608,959     $9.905208        $6,031,862
    Highest contract charges               27,716      8.211268           227,585
    Remaining contract charges         43,759,162            --       385,067,241
 2007  Lowest contract charges            574,387     16.755358         9,624,063
    Highest contract charges               28,114     14.128636           397,214
    Remaining contract charges         50,188,589            --       756,523,925
 2006  Lowest contract charges            300,884     14.636053         4,403,749
    Highest contract charges                3,538     12.553109            44,416
    Remaining contract charges         52,349,740            --       694,950,519
 2005  Lowest contract charges             95,831     12.154452         1,164,773
    Highest contract charges               10,268     10.603352           108,873
    Remaining contract charges         46,989,912            --       522,348,665
 2004  Lowest contract charges            253,723     11.321045         2,872,413
    Highest contract charges                8,289      9.873173            81,842
    Remaining contract charges         34,440,721            --       353,186,213
TEMPLETON GLOBAL ASSET
 ALLOCATION FUND
 2008  Lowest contract charges             39,529     13.972496           552,319
    Highest contract charges                1,177     11.405138            13,426
    Remaining contract charges            633,102            --         8,069,741
 2007  Lowest contract charges             45,246     18.832232           852,076
    Highest contract charges                2,637     16.500507            43,512
    Remaining contract charges            773,856            --        13,336,444
 2006  Lowest contract charges             47,770     17.281807           825,542
    Highest contract charges                2,013     15.355498            30,913
    Remaining contract charges            924,873            --        14,725,765
 2005  Lowest contract charges             52,513     14.405588           756,480
    Highest contract charges                2,357     12.980266            30,598
    Remaining contract charges          1,020,278            --        13,598,452
 2004  Lowest contract charges             65,767     14.043980           923,633
    Highest contract charges                2,738     12.832838            35,141
    Remaining contract charges          1,123,966            --        14,680,562

                                                   INVESTMENT
                                     EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                          RATIO*         RATIO**         RETURN***
--------------------------------  ----------------------------------------------
TEMPLETON FOREIGN SECURITIES
 FUND
 2008  Lowest contract charges         0.85%           2.45%          (40.88)%
    Highest contract charges           2.56%           2.32%          (41.88)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.85%           1.84%           14.48%
    Highest contract charges           2.52%           0.76%           12.55%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.85%           1.18%           20.42%
    Highest contract charges           2.55%           1.30%           18.39%
    Remaining contract charges           --              --               --
 2005  Lowest contract charges         0.83%           0.22%           12.21%
    Highest contract charges           2.54%           1.28%            7.40%
    Remaining contract charges           --              --               --
 2004  Lowest contract charges         0.95%           0.97%           17.41%
    Highest contract charges           2.50%           0.27%           15.55%
    Remaining contract charges           --              --               --
TEMPLETON GLOBAL ASSET
 ALLOCATION FUND
 2008  Lowest contract charges         0.95%          10.27%          (25.81)%
    Highest contract charges           2.37%             --           (26.88)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.95%          17.44%            8.97%
    Highest contract charges           2.34%          16.38%            7.46%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.95%           7.12%           19.97%
    Highest contract charges           2.35%           6.75%           18.30%
    Remaining contract charges           --              --               --
 2005  Lowest contract charges         0.95%           3.79%            2.58%
    Highest contract charges           2.34%           3.52%            1.15%
    Remaining contract charges           --              --               --
 2004  Lowest contract charges         0.95%           2.78%           14.63%
    Highest contract charges           2.33%           2.60%           13.03%
    Remaining contract charges           --              --               --

-------------------------------------------------------------------------------

                                                       UNIT          CONTRACT
SUB-ACCOUNT                            UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
TEMPLETON GROWTH SECURITIES FUND
 2008  Lowest contract charges          3,524,369     $9.996674       $35,231,964
    Highest contract charges               51,024      8.149626           415,825
    Remaining contract charges         59,926,254            --       522,436,182
 2007  Lowest contract charges          3,197,772     17.480379        55,898,276
    Highest contract charges               55,140     14.495551           799,279
    Remaining contract charges         68,763,989            --     1,072,977,291
 2006  Lowest contract charges          1,508,979     17.225283        25,992,594
    Highest contract charges               54,456     14.528955           791,187
    Remaining contract charges         62,116,306            --       961,388,720
 2005  Lowest contract charges            327,924     14.262017         4,676,861
    Highest contract charges               19,939     12.235707           243,969
    Remaining contract charges         51,883,575            --       670,295,196
 2004  Lowest contract charges            333,523     13.443331         4,483,660
    Highest contract charges              779,824     11.535531         8,995,682
    Remaining contract charges         32,731,295            --       395,432,347
MUTUAL DISCOVERY SECURITIES FUND
 2008  Lowest contract charges                936     16.272435            15,236
    Highest contract charges               34,600     14.666576           507,460
    Remaining contract charges         34,520,186            --       509,953,837
 2007  Lowest contract charges                937     22.904210            21,444
    Highest contract charges               41,910     21.030000           881,367
    Remaining contract charges         35,005,065            --       762,905,320
 2006  Lowest contract charges                936     20.621663            19,308
    Highest contract charges               35,700     19.287666           688,563
    Remaining contract charges         25,910,591            --       512,602,236
 2005  Lowest contract charges              1,392     16.943447            23,589
    Highest contract charges               21,916     16.078683           352,384
    Remaining contract charges         16,703,338            --       272,994,516
 2004  Lowest contract charges              1,052     14.691110            15,450
    Highest contract charges              220,966     14.229936         3,144,325
    Remaining contract charges          7,107,621            --       102,058,758
FRANKLIN FLEX CAP GROWTH
 SECURITIES FUND
 2008  Lowest contract charges            242,571      7.981607         1,936,101
    Highest contract charges                1,054      7.477473             7,880
    Remaining contract charges          5,019,032            --        38,472,672
 2007  Lowest contract charges            172,698     12.444192         2,149,095
    Highest contract charges                  419     11.858630             4,966
    Remaining contract charges          4,835,426            --        58,491,948
 2006  Lowest contract charges            124,377     10.978096         1,365,434
    Highest contract charges                3,918     10.640852            41,687
    Remaining contract charges          3,071,098            --        33,097,908
 2005  Lowest contract charges             28,326     10.524182           298,107
    Highest contract charges               37,449     10.380183           388,732
    Remaining contract charges          1,411,380            --        14,725,202

                                                   INVESTMENT
                                     EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                          RATIO*         RATIO**         RETURN***
--------------------------------  ----------------------------------------------
TEMPLETON GROWTH SECURITIES FUND
 2008  Lowest contract charges         0.85%           1.82%          (42.81)%
    Highest contract charges           2.56%           1.86%          (43.78)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.85%           1.27%            1.48%
    Highest contract charges           2.54%           1.36%           (0.23)%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.85%           1.18%           20.78%
    Highest contract charges           2.54%           1.32%           18.74%
    Remaining contract charges           --              --               --
 2005  Lowest contract charges         0.83%           0.19%            9.79%
    Highest contract charges           2.50%           1.10%            6.12%
    Remaining contract charges           --              --               --
 2004  Lowest contract charges         0.95%           1.08%           14.93%
    Highest contract charges           2.45%           0.79%           13.16%
    Remaining contract charges           --              --               --
MUTUAL DISCOVERY SECURITIES FUND
 2008  Lowest contract charges         0.70%           2.24%          (28.95)%
    Highest contract charges           2.56%           2.13%          (30.26)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.70%           1.44%           11.07%
    Highest contract charges           2.54%           1.40%            9.03%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.74%             --            22.20%
    Highest contract charges           2.55%           1.07%           19.96%
    Remaining contract charges           --              --               --
 2005  Lowest contract charges         0.55%           1.32%           15.33%
    Highest contract charges           2.49%           0.97%           13.05%
    Remaining contract charges           --              --               --
 2004  Lowest contract charges         0.54%           1.26%           17.55%
    Highest contract charges           2.43%           0.47%           15.28%
    Remaining contract charges           --              --               --
FRANKLIN FLEX CAP GROWTH
 SECURITIES FUND
 2008  Lowest contract charges         0.85%           0.12%          (35.86)%
    Highest contract charges           2.55%           0.15%          (36.95)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.85%           0.12%           13.36%
    Highest contract charges           2.56%           0.16%           11.44%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.85%           0.01%            4.31%
    Highest contract charges           2.54%           0.01%            2.55%
    Remaining contract charges           --              --               --
 2005  Lowest contract charges         0.83%           0.29%           11.76%
    Highest contract charges           2.46%           0.23%           10.55%
    Remaining contract charges           --              --               --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
FRANKLIN LARGE CAP VALUE SECURITIES
 FUND
 2008  Lowest contract charges                  209,780       $7.585679        $1,591,323
    Highest contract charges                        748        7.106541             5,318
    Remaining contract charges                2,581,347              --        18,865,011
 2007  Lowest contract charges                  163,353       11.800600         1,927,666
    Highest contract charges                     10,846       11.245329           121,963
    Remaining contract charges                2,323,985              --        26,682,443
 2006  Lowest contract charges                  110,926       11.932502         1,323,618
    Highest contract charges                        892       11.566035            10,321
    Remaining contract charges                1,414,981              --        16,584,457
 2005  Lowest contract charges                   29,922       10.357740           309,923
    Highest contract charges                     14,570       10.215971           148,845
    Remaining contract charges                  481,637              --         4,949,665
TEMPLETON GLOBAL INCOME SECURITIES
 FUND
 2008  Lowest contract charges                    7,641        9.963562            76,130
    Highest contract charges                        188        9.818817             1,842
    Remaining contract charges                3,930,465              --        38,886,956
HARTFORD ADVISERS HLS FUND
 2008  Lowest contract charges                      567        7.252987             4,109
    Highest contract charges                      6,243        7.150381            44,641
    Remaining contract charges                  485,135              --         3,496,380
HARTFORD LARGECAP GROWTH HLS FUND
 2008  Lowest contract charges                   13,898        6.336099            88,054
    Highest contract charges                      7,439        6.285822            46,762
    Remaining contract charges                   77,852              --           491,102
HARTFORD TOTAL RETURN BOND HLS FUND
 2008  Lowest contract charges                    8,599        9.067679            77,970
    Highest contract charges                      4,569        8.935942            40,831
    Remaining contract charges               24,765,646              --       223,239,155
HARTFORD CAPITAL APPRECIATION HLS FUND
 2008  Lowest contract charges                   32,068        5.866837           188,140
    Highest contract charges                      9,022        5.781273            52,158
    Remaining contract charges               43,631,863              --       254,407,326
HARTFORD DIVIDEND AND GROWTH HLS FUND
 2008  Lowest contract charges                   11,950        7.190301            85,930
    Highest contract charges                      1,233        7.085590             8,734
    Remaining contract charges               22,084,689              --       157,847,875

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
FRANKLIN LARGE CAP VALUE SECURITIES
 FUND
 2008  Lowest contract charges                0.85%                --              (35.72)%
    Highest contract charges                  2.56%                --              (36.81)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.85%              1.84%              (1.11)%
    Highest contract charges                  2.51%              3.71%              (2.77)%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.85%              1.99%              15.20%
    Highest contract charges                  2.53%              1.48%              13.26%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.82%              2.27%               6.61%
    Highest contract charges                  2.44%              2.19%               5.44%
    Remaining contract charges                  --                 --                  --
TEMPLETON GLOBAL INCOME SECURITIES
 FUND
 2008  Lowest contract charges                0.62%                --                0.43%
    Highest contract charges                  2.07%                --               (0.73)%
    Remaining contract charges                  --                 --                  --
HARTFORD ADVISERS HLS FUND
 2008  Lowest contract charges                0.62%              5.42%             (30.45)%
    Highest contract charges                  2.02%              6.98%             (31.24)%
    Remaining contract charges                  --                 --                  --
HARTFORD LARGECAP GROWTH HLS FUND
 2008  Lowest contract charges                1.04%              2.72%             (39.03)%
    Highest contract charges                  1.82%              5.44%             (39.42)%
    Remaining contract charges                  --                 --                  --
HARTFORD TOTAL RETURN BOND HLS FUND
 2008  Lowest contract charges                0.61%             29.92%              (8.93)%
    Highest contract charges                  2.06%             16.36%              (9.98)%
    Remaining contract charges                  --                 --                  --
HARTFORD CAPITAL APPRECIATION HLS FUND
 2008  Lowest contract charges                0.62%              6.32%             (44.63)%
    Highest contract charges                  2.07%              5.62%             (45.28)%
    Remaining contract charges                  --                 --                  --
HARTFORD DIVIDEND AND GROWTH HLS FUND
 2008  Lowest contract charges                0.61%              9.11%             (31.52)%
    Highest contract charges                  2.08%              6.04%             (32.31)%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
HARTFORD FUNDAMENTAL GROWTH HLS FUND
 2008  Lowest contract charges                    4,839       $6.255782           $30,276
    Highest contract charges                      1,127        6.169794             6,952
    Remaining contract charges                  138,032              --           856,852
HARTFORD GLOBAL EQUITY HLS FUND
 2008  Lowest contract charges                       82        6.173557               508
    Highest contract charges                        126        6.106590               768
    Remaining contract charges                   30,740              --           188,992
HARTFORD GLOBAL GROWTH HLS FUND
 2008  Lowest contract charges                    1,579        5.407566             8,536
    Highest contract charges                      1,148        5.333167             6,121
    Remaining contract charges                  123,232              --           661,737
HARTFORD DISCIPLINED EQUITY HLS FUND
 2008  Lowest contract charges                        3        6.866486                22
    Highest contract charges                      3,409        6.766446            23,064
    Remaining contract charges                3,985,623              --        27,177,996
HARTFORD GROWTH HLS FUND
 2008  Lowest contract charges                  262,769        6.607896         1,736,347
    Highest contract charges                      2,369        6.519796            15,445
    Remaining contract charges                  253,045              --         1,662,768
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 2008  Lowest contract charges                    5,266        6.080213            32,015
    Highest contract charges                      5,225        5.991598            31,308
    Remaining contract charges                7,998,131              --        48,303,140
HARTFORD HIGH YIELD HLS FUND
 2008  Lowest contract charges                    2,663        7.677483            20,447
    Highest contract charges                     15,408        7.575364           116,722
    Remaining contract charges                  423,298              --         3,228,626
HARTFORD INTERNATIONAL GROWTH HLS FUND
 2008  Lowest contract charges                   13,041        4.903365            63,946
    Highest contract charges                      1,175        4.835870             5,680
    Remaining contract charges                  393,586              --         1,916,203
HARTFORD INTERNATIONAL OPPORTUNITIES
 HLS FUND
 2008  Lowest contract charges                    2,203        6.277231            13,832
    Highest contract charges                      2,521        6.185773            15,595
    Remaining contract charges                1,926,222              --        12,009,502
HARTFORD MIDCAP GROWTH HLS FUND
 2008  Lowest contract charges                   52,975        5.770819           305,711
    Highest contract charges                      2,648        5.693823            15,076
    Remaining contract charges                  353,762              --         2,028,267

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HARTFORD FUNDAMENTAL GROWTH HLS FUND
 2008  Lowest contract charges                0.70%              0.05%             (41.44)%
    Highest contract charges                  2.06%                --              (42.09)%
    Remaining contract charges                  --                 --                  --
HARTFORD GLOBAL EQUITY HLS FUND
 2008  Lowest contract charges                1.01%                --              (41.13)%
    Highest contract charges                  1.99%              5.46%             (41.64)%
    Remaining contract charges                  --                 --                  --
HARTFORD GLOBAL GROWTH HLS FUND
 2008  Lowest contract charges                0.71%              1.04%             (48.61)%
    Highest contract charges                  2.06%              1.65%             (49.17)%
    Remaining contract charges                  --                 --                  --
HARTFORD DISCIPLINED EQUITY HLS FUND
 2008  Lowest contract charges                  --               1.65%             (33.10)%
    Highest contract charges                  2.06%              3.79%             (33.88)%
    Remaining contract charges                  --                 --                  --
HARTFORD GROWTH HLS FUND
 2008  Lowest contract charges                0.69%              1.29%             (38.00)%
    Highest contract charges                  2.05%              0.47%             (38.66)%
    Remaining contract charges                  --                 --                  --
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 2008  Lowest contract charges                0.63%              0.66%             (40.36)%
    Highest contract charges                  2.07%              1.19%             (41.05)%
    Remaining contract charges                  --                 --                  --
HARTFORD HIGH YIELD HLS FUND
 2008  Lowest contract charges                0.69%             46.73%             (25.94)%
    Highest contract charges                  2.01%             40.66%             (26.72)%
    Remaining contract charges                  --                 --                  --
HARTFORD INTERNATIONAL GROWTH HLS FUND
 2008  Lowest contract charges                0.71%              3.08%             (51.51)%
    Highest contract charges                  2.06%              2.44%             (52.04)%
    Remaining contract charges                  --                 --                  --
HARTFORD INTERNATIONAL OPPORTUNITIES
 HLS FUND
 2008  Lowest contract charges                0.61%              8.47%             (39.78)%
    Highest contract charges                  2.05%              7.20%             (40.48)%
    Remaining contract charges                  --                 --                  --
HARTFORD MIDCAP GROWTH HLS FUND
 2008  Lowest contract charges                0.70%              1.25%             (43.74)%
    Highest contract charges                  2.02%              1.58%             (44.34)%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
 2008  Lowest contract charges                   32,714      $10.087274          $329,991
    Highest contract charges                    905,927        1.030094           933,190
    Remaining contract charges            1,375,828,315              --     1,645,081,568
 2007  Lowest contract charges                3,141,794        1.185236         3,723,765
    Highest contract charges                    167,210        1.034643           173,002
    Remaining contract charges              580,085,723              --       641,218,095
 2006  Lowest contract charges                      923        1.122600             1,036
    Highest contract charges                    121,155        1.011338           122,529
    Remaining contract charges              350,195,987              --       376,339,993
 2005  Lowest contract charges                  452,963        1.097140           496,964
    Highest contract charges                     44,659        0.990846            44,250
    Remaining contract charges              256,059,371              --       266,952,857
 2004  Lowest contract charges                  550,277        1.094675           602,374
    Highest contract charges                     21,189        0.988311            20,941
    Remaining contract charges              215,522,157              --       223,216,098
HARTFORD SMALL COMPANY HLS FUND
 2008  Lowest contract charges                   22,783        6.686452           152,336
    Highest contract charges                      7,741        6.597309            51,071
    Remaining contract charges                  872,940              --         5,799,915
HARTFORD SMALLCAP GROWTH HLS FUND
 2008  Lowest contract charges                    2,899        6.938674            20,118
    Highest contract charges                      1,123        6.846178             7,686
    Remaining contract charges                  210,683              --         1,451,405
HARTFORD STOCK HLS FUND
 2008  Lowest contract charges                      559        6.289721             3,514
    Highest contract charges                        322        6.200603             1,997
    Remaining contract charges                  124,214              --           775,916
HARTFORD U.S. GOVERNMENT SECURITIES
 HLS FUND
 2008  Lowest contract charges                   68,844        9.656858           664,817
    Highest contract charges                        226        9.524540             2,149
    Remaining contract charges                2,869,294              --        27,515,217
HARTFORD VALUE HLS FUND
 2008  Lowest contract charges                   13,602        7.122333            96,875
    Highest contract charges                      1,048        7.042157             7,378
    Remaining contract charges                  473,399              --         3,346,888
HARTFORD VALUE OPPORTUNITIES HLS FUND
 2008  Lowest contract charges                    1,183        6.395260             7,567
    Highest contract charges                        365        6.301984             2,299
    Remaining contract charges                  258,604              --         1,640,185
HARTFORD EQUITY INCOME HLS FUND
 2008  Lowest contract charges                   30,043        7.747694           232,766
    Highest contract charges                      2,874        7.644494            21,968
    Remaining contract charges                  207,830              --         1,600,131

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
 2008  Lowest contract charges                0.57%              0.49%               0.60%
    Highest contract charges                  2.54%              1.65%              (0.44)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.85%              4.77%               4.06%
    Highest contract charges                  2.54%              4.83%               2.30%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.25%              2.57%               4.13%
    Highest contract charges                  2.55%              4.85%               2.07%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.83%              3.34%               1.54%
    Highest contract charges                  2.52%              2.94%               0.26%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.96%              0.97%               0.01%
    Highest contract charges                  2.47%              1.43%               1.60%
    Remaining contract charges                  --                 --                  --
HARTFORD SMALL COMPANY HLS FUND
 2008  Lowest contract charges                0.70%              0.45%             (36.17)%
    Highest contract charges                  2.03%              0.32%             (36.85)%
    Remaining contract charges                  --                 --                  --
HARTFORD SMALLCAP GROWTH HLS FUND
 2008  Lowest contract charges                0.70%              0.75%             (34.82)%
    Highest contract charges                  2.01%              0.64%             (35.52)%
    Remaining contract charges                  --                 --                  --
HARTFORD STOCK HLS FUND
 2008  Lowest contract charges                0.63%              3.75%             (40.94)%
    Highest contract charges                  2.04%              6.34%             (41.61)%
    Remaining contract charges                  --                 --                  --
HARTFORD U.S. GOVERNMENT SECURITIES
 HLS FUND
 2008  Lowest contract charges                0.70%             13.82%              (1.58)%
    Highest contract charges                  1.95%             19.13%              (2.65)%
    Remaining contract charges                  --                 --                  --
HARTFORD VALUE HLS FUND
 2008  Lowest contract charges                0.70%              6.85%             (33.13)%
    Highest contract charges                  1.82%              2.62%             (33.74)%
    Remaining contract charges                  --                 --                  --
HARTFORD VALUE OPPORTUNITIES HLS FUND
 2008  Lowest contract charges                0.63%              3.10%             (36.88)%
    Highest contract charges                  1.96%             14.17%             (37.61)%
    Remaining contract charges                  --                 --                  --
HARTFORD EQUITY INCOME HLS FUND
 2008  Lowest contract charges                0.69%             10.98%             (27.26)%
    Highest contract charges                  2.04%              6.87%             (28.04)%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION HLS
 FUND
 2008  Lowest contract charges                      138       $7.275350            $1,005
    Highest contract charges                     47,719        7.192825           343,232
    Remaining contract charges                2,922,883              --        21,138,321
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH HLS FUND
 2008  Lowest contract charges                  435,666        6.679716         2,910,123
    Highest contract charges                     37,007        6.626079           245,213
    Remaining contract charges                1,129,320              --         7,518,471
AMERICAN FUNDS BOND HLS FUND
 2008  Lowest contract charges                        4        8.933982                42
    Highest contract charges                      2,566        8.829886            22,657
    Remaining contract charges                6,029,714              --        53,564,185
AMERICAN FUNDS GLOBAL BOND HLS FUND
 2008  Lowest contract charges                      714        9.799988             6,999
    Highest contract charges                     18,759        9.689117           181,754
    Remaining contract charges                1,988,660              --        19,376,816
AMERICAN FUNDS GLOBAL GROWTH AND
 INCOME HLS FUND
 2008  Lowest contract charges                    5,828        6.026788            35,121
    Highest contract charges                    124,965        5.958336           744,583
    Remaining contract charges                6,064,037              --        36,333,300
AMERICAN FUNDS GLOBAL GROWTH HLS FUND
 2008  Lowest contract charges                    1,295        6.372372             8,249
    Highest contract charges                    233,332        6.300038         1,470,002
    Remaining contract charges                1,916,205              --        12,139,562
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION HLS FUND
 2008  Lowest contract charges                    3,992        5.070685            20,242
    Highest contract charges                      2,118        5.011352            10,616
    Remaining contract charges                3,360,971              --        16,944,819
AMERICAN FUNDS GROWTH HLS FUND
 2008  Lowest contract charges                   24,290        5.851955           142,147
    Highest contract charges                      7,706        5.783494            44,566
    Remaining contract charges               17,658,996              --       102,726,342
AMERICAN FUNDS GROWTH-INCOME HLS FUND
 2008  Lowest contract charges                   38,156        6.469048           246,835
    Highest contract charges                      2,742        6.393426            17,529
    Remaining contract charges                9,395,706              --        60,422,644

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION HLS
 FUND
 2008  Lowest contract charges                0.51%                --              (27.77)%
    Highest contract charges                  1.63%                --              (28.59)%
    Remaining contract charges                  --                 --                  --
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH HLS FUND
 2008  Lowest contract charges                0.83%                --              (34.65)%
    Highest contract charges                  1.63%                --              (35.17)%
    Remaining contract charges                  --                 --                  --
AMERICAN FUNDS BOND HLS FUND
 2008  Lowest contract charges                  --                 --              (10.82)%
    Highest contract charges                  1.66%                --              (11.85)%
    Remaining contract charges                  --                 --                  --
AMERICAN FUNDS GLOBAL BOND HLS FUND
 2008  Lowest contract charges                0.48%                --               (1.83)%
    Highest contract charges                  1.63%                --               (2.93)%
    Remaining contract charges                  --                 --                  --
AMERICAN FUNDS GLOBAL GROWTH AND
 INCOME HLS FUND
 2008  Lowest contract charges                0.50%                --              (40.20)%
    Highest contract charges                  1.62%                --              (40.88)%
    Remaining contract charges                  --                 --                  --
AMERICAN FUNDS GLOBAL GROWTH HLS FUND
 2008  Lowest contract charges                0.49%                --              (36.64)%
    Highest contract charges                  1.64%                --              (37.36)%
    Remaining contract charges                  --                 --                  --
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION HLS FUND
 2008  Lowest contract charges                0.50%                --              (49.74)%
    Highest contract charges                  1.68%                --              (50.32)%
    Remaining contract charges                  --                 --                  --
AMERICAN FUNDS GROWTH HLS FUND
 2008  Lowest contract charges                0.50%              1.57%             (41.92)%
    Highest contract charges                  1.66%              2.12%             (42.59)%
    Remaining contract charges                  --                 --                  --
AMERICAN FUNDS GROWTH-INCOME HLS FUND
 2008  Lowest contract charges                0.50%              2.90%             (36.50)%
    Highest contract charges                  1.66%              2.61%             (37.24)%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                        UNIT         CONTRACT
SUB-ACCOUNT                             UNITS       FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------------
AMERICAN FUNDS INTERNATIONAL
 HLS FUND
 2008  Lowest contract charges              40,785     $6.059340         $247,127
    Highest contract charges                 3,324      5.988522           19,905
    Remaining contract charges          10,983,753            --       66,183,244
AMERICAN FUNDS NEW WORLD
 HLS FUND
 2008  Lowest contract charges              13,191      5.973191           78,786
    Highest contract charges                 2,200      5.903393           12,990
    Remaining contract charges           3,431,382            --       20,371,118
LORD ABBETT AMERICA'S VALUE
 PORTFOLIO
 2008  Lowest contract charges             104,657      7.906371          827,455
    Highest contract charges                 1,643      7.801894           12,820
    Remaining contract charges             334,244            --        2,625,926
LORD ABBETT BOND-DEBENTURE
 PORTFOLIO
 2008  Lowest contract charges                   3      8.380467               20
    Highest contract charges                 1,718      8.259432           14,193
    Remaining contract charges           3,101,264            --       25,811,550
LORD ABBETT GROWTH & INCOME
 PORTFOLIO
 2008  Lowest contract charges                 750      6.945580            5,207
    Highest contract charges                   328      6.845272            2,246
    Remaining contract charges           1,022,258            --        7,059,213
MFS CORE EQUITY SERIES
 2008  Lowest contract charges             113,923      6.894720          785,467
    Highest contract charges                 6,652      4.343066           28,890
    Remaining contract charges           3,493,546            --       19,479,038
 2007  Lowest contract charges             144,880     11.440100        1,657,443
    Highest contract charges                 4,575      7.322856           33,504
    Remaining contract charges           4,477,418            --       41,788,147
 2006  Lowest contract charges             177,574     10.390804        1,845,139
    Highest contract charges                17,958      6.768617          121,551
    Remaining contract charges           5,650,340            --       48,076,603
 2005  Lowest contract charges             203,763      9.217904        1,878,265
    Highest contract charges                17,671      6.098386          107,764
    Remaining contract charges           6,982,738            --       52,925,741
 2004  Lowest contract charges             217,101      9.151640        1,986,831
    Highest contract charges                 6,115      6.149111           37,600
    Remaining contract charges           8,500,566            --       64,305,183

                                                     INVESTMENT
                                       EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                            RATIO*         RATIO**         RETURN***
----------------------------------  ----------------------------------------------
AMERICAN FUNDS INTERNATIONAL
 HLS FUND
 2008  Lowest contract charges           0.50%             --           (39.76)%
    Highest contract charges             1.66%             --           (40.47)%
    Remaining contract charges             --              --               --
AMERICAN FUNDS NEW WORLD
 HLS FUND
 2008  Lowest contract charges           0.50%             --           (40.58)%
    Highest contract charges             1.67%             --           (41.27)%
    Remaining contract charges             --              --               --
LORD ABBETT AMERICA'S VALUE
 PORTFOLIO
 2008  Lowest contract charges           0.70%          11.86%          (23.83)%
    Highest contract charges             2.02%          14.59%          (24.64)%
    Remaining contract charges             --              --               --
LORD ABBETT BOND-DEBENTURE
 PORTFOLIO
 2008  Lowest contract charges             --            8.63%          (18.64)%
    Highest contract charges             2.06%          18.49%          (19.58)%
    Remaining contract charges             --              --               --
LORD ABBETT GROWTH & INCOME
 PORTFOLIO
 2008  Lowest contract charges           0.61%           5.29%          (34.12)%
    Highest contract charges             1.96%          20.93%          (34.88)%
    Remaining contract charges             --              --               --
MFS CORE EQUITY SERIES
 2008  Lowest contract charges           0.95%           0.81%          (39.73)%
    Highest contract charges             2.55%           0.66%          (40.69)%
    Remaining contract charges             --              --               --
 2007  Lowest contract charges           0.95%           0.36%           10.10%
    Highest contract charges             2.44%             --             8.35%
    Remaining contract charges             --              --               --
 2006  Lowest contract charges           0.95%           0.45%           12.72%
    Highest contract charges             2.50%           0.51%           10.99%
    Remaining contract charges             --              --               --
 2005  Lowest contract charges           0.95%           0.76%            0.72%
    Highest contract charges             2.49%           0.76%            0.83%
    Remaining contract charges             --              --               --
 2004  Lowest contract charges           0.95%           0.35%           11.40%
    Highest contract charges             2.49%           0.46%            9.69%
    Remaining contract charges             --              --               --

-------------------------------------------------------------------------------

                                                        UNIT         CONTRACT
SUB-ACCOUNT                             UNITS       FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------------
MFS GROWTH SERIES
 2008  Lowest contract charges              31,506     $6.530042         $205,742
    Highest contract charges                33,254      3.915227          130,196
    Remaining contract charges           7,859,617            --       41,250,932
 2007  Lowest contract charges              18,087     10.523433          190,331
    Highest contract charges                34,717      6.418030          222,816
    Remaining contract charges           8,136,475            --       69,844,780
 2006  Lowest contract charges               9,761      8.758777           85,497
    Highest contract charges                 9,758      5.433347           53,019
    Remaining contract charges           7,501,530            --       54,513,853
 2005  Lowest contract charges               2,001      8.187316           16,384
    Highest contract charges                 2,840      5.165968           14,670
    Remaining contract charges           8,252,471            --       56,616,152
 2004  Lowest contract charges             166,739      7.694402        1,282,957
    Highest contract charges                   749      4.853345            3,636
    Remaining contract charges           8,820,166            --       56,173,389
MFS GLOBAL EQUITY SERIES
 2008  Lowest contract charges              40,762     11.782035          480,252
    Highest contract charges                 1,324      9.205089           12,191
    Remaining contract charges           2,025,301            --       20,859,552
 2007  Lowest contract charges              42,827     17.942006          768,410
    Highest contract charges                   456     14.258638            6,502
    Remaining contract charges           2,463,233            --       39,032,656
 2006  Lowest contract charges              32,757     16.571538          542,831
    Highest contract charges                51,951     13.415376          696,942
    Remaining contract charges           2,505,774            --       37,102,239
 2005  Lowest contract charges               6,971     13.434136           93,646
    Highest contract charges                39,153     11.056369          432,885
    Remaining contract charges           1,985,943            --       24,018,777
 2004  Lowest contract charges              25,536     12.802636          326,926
    Highest contract charges                61,078     10.528057          643,034
    Remaining contract charges           1,829,028            --       20,841,731
MFS HIGH INCOME SERIES
 2008  Lowest contract charges              81,947      9.590820          785,941
    Highest contract charges                32,355      8.508150          275,278
    Remaining contract charges          14,561,115            --      128,906,697
 2007  Lowest contract charges              81,314     13.526642        1,099,904
    Highest contract charges                17,392     12.205674          212,278
    Remaining contract charges          16,111,786            --      203,342,132
 2006  Lowest contract charges              35,190     13.404996          471,719
    Highest contract charges                12,812     12.303290          157,633
    Remaining contract charges          18,049,680            --      227,987,316
 2005  Lowest contract charges                 690     13.430445            9,262
    Highest contract charges                 3,307     11.434854           37,817
    Remaining contract charges          19,670,408            --      229,294,917
 2004  Lowest contract charges                 655     13.219296            8,658
    Highest contract charges                   124     11.482449            1,427
    Remaining contract charges          21,270,027            --      247,353,788

                                                     INVESTMENT
                                       EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                            RATIO*         RATIO**         RETURN***
----------------------------------  ----------------------------------------------
MFS GROWTH SERIES
 2008  Lowest contract charges           0.85%           0.20%          (37.95)%
    Highest contract charges             2.56%           0.23%          (39.00)%
    Remaining contract charges             --              --               --
 2007  Lowest contract charges           0.84%             --            20.15%
    Highest contract charges             2.53%             --            18.12%
    Remaining contract charges             --              --               --
 2006  Lowest contract charges           0.85%             --             6.98%
    Highest contract charges             2.55%             --             5.18%
    Remaining contract charges             --              --               --
 2005  Lowest contract charges           0.83%             --            18.67%
    Highest contract charges             2.53%             --             6.44%
    Remaining contract charges             --              --               --
 2004  Lowest contract charges           0.95%             --            11.89%
    Highest contract charges             2.53%             --            10.12%
    Remaining contract charges             --              --               --
MFS GLOBAL EQUITY SERIES
 2008  Lowest contract charges           0.85%           1.03%          (34.33)%
    Highest contract charges             2.55%           0.97%          (35.44)%
    Remaining contract charges             --              --               --
 2007  Lowest contract charges           0.85%           1.92%            8.27%
    Highest contract charges             2.49%             --             6.45%
    Remaining contract charges             --              --               --
 2006  Lowest contract charges           0.85%           0.38%           23.35%
    Highest contract charges             2.50%           0.48%           21.34%
    Remaining contract charges             --              --               --
 2005  Lowest contract charges           0.83%             --            10.31%
    Highest contract charges             2.51%           0.45%            5.02%
    Remaining contract charges             --              --               --
 2004  Lowest contract charges           0.95%           0.34%           17.16%
    Highest contract charges             2.48%           0.03%           15.36%
    Remaining contract charges             --              --               --
MFS HIGH INCOME SERIES
 2008  Lowest contract charges           0.85%           9.07%          (29.10)%
    Highest contract charges             2.55%           9.21%          (30.29)%
    Remaining contract charges             --              --               --
 2007  Lowest contract charges           0.85%           5.16%            0.91%
    Highest contract charges             2.54%           6.26%           (0.79)%
    Remaining contract charges             --              --               --
 2006  Lowest contract charges           0.85%           6.77%            9.44%
    Highest contract charges             2.53%           6.00%            7.60%
    Remaining contract charges             --              --               --
 2005  Lowest contract charges           0.56%           6.59%            1.60%
    Highest contract charges             2.51%           2.82%            0.42%
    Remaining contract charges             --              --               --
 2004  Lowest contract charges           0.54%           4.76%            8.55%
    Highest contract charges             2.53%           2.48%            6.40%
    Remaining contract charges             --              --               --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                        UNIT         CONTRACT
SUB-ACCOUNT                             UNITS       FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------------
MFS INVESTORS GROWTH STOCK SERIES
 2008  Lowest contract charges              21,867     $6.187191         $135,294
    Highest contract charges                13,842      4.308344           59,636
    Remaining contract charges           9,338,353            --       47,973,722
 2007  Lowest contract charges              18,176      9.884952          179,669
    Highest contract charges                 4,336      7.001540           30,357
    Remaining contract charges          11,516,266            --       96,008,577
 2006  Lowest contract charges              11,915      8.952472          106,664
    Highest contract charges               111,400      6.459470          719,585
    Remaining contract charges          13,758,106            --      104,596,592
 2005  Lowest contract charges               6,162      8.393066           51,722
    Highest contract charges                88,490      6.156607          544,799
    Remaining contract charges          16,228,510            --      116,165,398
 2004  Lowest contract charges             190,227      8.242582        1,567,963
    Highest contract charges                45,826      6.041268          276,846
    Remaining contract charges          17,380,879            --      120,967,974
MFS INVESTORS TRUST SERIES
 2008  Lowest contract charges               1,805      7.641920           13,799
    Highest contract charges                54,659      6.595768          360,518
    Remaining contract charges          47,059,890            --      325,461,409
 2007  Lowest contract charges               1,985     11.499748           22,833
    Highest contract charges                40,789     10.111297          412,429
    Remaining contract charges          49,982,729            --      524,446,462
 2006  Lowest contract charges               1,955     10.498556           20,526
    Highest contract charges                 5,110      9.403315           48,050
    Remaining contract charges          46,092,124            --      444,747,220
 2005  Lowest contract charges               1,925      9.356527           18,015
    Highest contract charges                 9,459      8.536892           80,747
    Remaining contract charges          39,575,017            --      343,234,866
 2004  Lowest contract charges               1,910      8.780130           16,768
    Highest contract charges                 5,534      8.160518           45,159
    Remaining contract charges          29,308,221            --      241,278,971
MFS MID CAP GROWTH SERIES
 2008  Lowest contract charges               2,400      3.341523            8,019
    Highest contract charges                61,478      3.136146          192,804
    Remaining contract charges          17,518,894            --       54,961,396
 2007  Lowest contract charges               2,131      6.946753           14,802
    Highest contract charges                46,854      6.642002          311,204
    Remaining contract charges          20,068,856            --      132,442,463
 2006  Lowest contract charges               2,170      6.369800           13,821
    Highest contract charges                15,371      6.204074           95,364
    Remaining contract charges          23,239,468            --      142,267,675
 2005  Lowest contract charges               1,557      6.305593            9,818
    Highest contract charges                10,664      6.206393           66,184
    Remaining contract charges          26,905,560            --      163,749,319
 2004  Lowest contract charges               1,539      6.149285            9,465
    Highest contract charges                   496      6.174799            3,064
    Remaining contract charges          28,195,561            --      169,889,204

                                                     INVESTMENT
                                       EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                            RATIO*         RATIO**         RETURN***
----------------------------------  ----------------------------------------------
MFS INVESTORS GROWTH STOCK SERIES
 2008  Lowest contract charges           0.85%           0.59%          (37.41)%
    Highest contract charges             2.55%           0.53%          (38.47)%
    Remaining contract charges             --              --               --
 2007  Lowest contract charges           0.85%           0.29%           10.42%
    Highest contract charges             2.47%             --             8.56%
    Remaining contract charges             --              --               --
 2006  Lowest contract charges           0.85%             --             6.67%
    Highest contract charges             2.50%             --             4.92%
    Remaining contract charges             --              --               --
 2005  Lowest contract charges           0.84%             --            10.49%
    Highest contract charges             2.49%           0.31%            1.91%
    Remaining contract charges             --              --               --
 2004  Lowest contract charges           0.95%             --             8.15%
    Highest contract charges             2.47%             --             6.49%
    Remaining contract charges             --              --               --
MFS INVESTORS TRUST SERIES
 2008  Lowest contract charges           0.70%           0.86%          (33.55)%
    Highest contract charges             2.55%           0.89%          (34.77)%
    Remaining contract charges             --              --               --
 2007  Lowest contract charges           0.70%           0.81%            9.54%
    Highest contract charges             2.52%           0.30%            7.53%
    Remaining contract charges             --              --               --
 2006  Lowest contract charges           0.70%           0.49%           12.21%
    Highest contract charges             2.55%           0.43%           10.15%
    Remaining contract charges             --              --               --
 2005  Lowest contract charges           0.70%           0.54%            6.57%
    Highest contract charges             2.53%           0.56%            4.61%
    Remaining contract charges             --              --               --
 2004  Lowest contract charges           0.70%           0.63%           10.58%
    Highest contract charges             2.49%           0.13%            8.55%
    Remaining contract charges             --              --               --
MFS MID CAP GROWTH SERIES
 2008  Lowest contract charges           0.70%             --           (51.90)%
    Highest contract charges             2.56%             --           (52.78)%
    Remaining contract charges             --              --               --
 2007  Lowest contract charges           0.70%           0.17%            9.06%
    Highest contract charges             2.53%           0.11%            7.06%
    Remaining contract charges             --              --               --
 2006  Lowest contract charges           0.70%             --             1.83%
    Highest contract charges             2.55%             --             0.04%
    Remaining contract charges             --              --               --
 2005  Lowest contract charges           0.55%             --             2.54%
    Highest contract charges             2.52%             --             0.51%
    Remaining contract charges             --              --               --
 2004  Lowest contract charges           0.55%             --            13.94%
    Highest contract charges             2.55%             --            11.68%
    Remaining contract charges             --              --               --

-------------------------------------------------------------------------------

                                                        UNIT         CONTRACT
SUB-ACCOUNT                             UNITS       FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------------
MFS NEW DISCOVERY SERIES
 2008  Lowest contract charges               1,133     $6.771751           $7,674
    Highest contract charges                28,258      5.168903          146,061
    Remaining contract charges          25,575,068            --      173,901,841
 2007  Lowest contract charges               1,133     11.223146           12,719
    Highest contract charges                32,858      8.740299          287,190
    Remaining contract charges          27,732,082            --      314,520,332
 2006  Lowest contract charges               1,133     11.007986           12,475
    Highest contract charges                 5,672      8.745989           49,607
    Remaining contract charges          28,200,574            --      317,146,091
 2005  Lowest contract charges               1,133      9.776690           11,080
    Highest contract charges                 4,645      7.924706           36,808
    Remaining contract charges          21,136,420            --      213,450,409
 2004  Lowest contract charges               1,133      9.340625           10,586
    Highest contract charges                11,227      7.724119           86,715
    Remaining contract charges          16,993,961            --      164,835,481
MFS TOTAL RETURN SERIES
 2008  Lowest contract charges               1,537     11.412340           17,544
    Highest contract charges                56,708     10.592590          600,680
    Remaining contract charges          95,085,559            --    1,036,002,613
 2007  Lowest contract charges               1,537     14.736831           22,655
    Highest contract charges                66,219     13.955001          924,086
    Remaining contract charges         107,412,846            --    1,537,164,417
 2006  Lowest contract charges               1,537     14.218784           21,857
    Highest contract charges                21,901     13.736415          300,845
    Remaining contract charges         101,405,228            --    1,409,933,128
 2005  Lowest contract charges               2,274     12.777422           29,052
    Highest contract charges                13,725     12.593284          172,837
    Remaining contract charges          96,547,041            --    1,217,127,318
 2004  Lowest contract charges               2,250     12.495591           28,115
    Highest contract charges                10,033     12.564284          126,057
    Remaining contract charges          80,749,478            --    1,005,949,097
MFS VALUE SERIES
 2008  Lowest contract charges                   3      7.307428               20
    Highest contract charges                19,867     11.556828          229,601
    Remaining contract charges          22,353,897            --      244,511,044
 2007  Lowest contract charges             606,166     18.846102       11,423,872
    Highest contract charges                12,133     17.585857          213,367
    Remaining contract charges          14,491,570            --      263,347,413
 2006  Lowest contract charges             335,011     17.614057        5,900,899
    Highest contract charges                 3,238     16.717946           54,141
    Remaining contract charges           9,960,080            --      170,588,151
 2005  Lowest contract charges              97,847     14.700660        1,438,414
    Highest contract charges                 1,072     14.191889           15,213
    Remaining contract charges           5,878,422            --       84,827,586
 2004  Lowest contract charges              43,978     14.004824          615,902
    Highest contract charges                36,502     13.656146          498,477
    Remaining contract charges           3,418,374            --       47,102,002

                                                     INVESTMENT
                                       EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                            RATIO*         RATIO**         RETURN***
----------------------------------  ----------------------------------------------
MFS NEW DISCOVERY SERIES
 2008  Lowest contract charges           0.56%             --           (39.66)%
    Highest contract charges             2.56%             --           (40.86)%
    Remaining contract charges             --              --               --
 2007  Lowest contract charges           0.55%             --             1.96%
    Highest contract charges             2.52%             --            (0.07)%
    Remaining contract charges             --              --               --
 2006  Lowest contract charges           0.55%             --            12.59%
    Highest contract charges             2.55%             --            10.36%
    Remaining contract charges             --              --               --
 2005  Lowest contract charges           0.55%             --             4.67%
    Highest contract charges             2.55%             --             2.60%
    Remaining contract charges             --              --               --
 2004  Lowest contract charges           0.55%             --             5.93%
    Highest contract charges             2.53%             --             3.84%
    Remaining contract charges             --              --               --
MFS TOTAL RETURN SERIES
 2008  Lowest contract charges           0.55%           3.11%          (22.56)%
    Highest contract charges             2.56%           3.16%          (24.10)%
    Remaining contract charges             --              --               --
 2007  Lowest contract charges           0.55%           2.51%            3.64%
    Highest contract charges             2.52%           2.00%            1.59%
    Remaining contract charges             --              --               --
 2006  Lowest contract charges           0.55%           2.57%           11.28%
    Highest contract charges             2.55%           2.43%            9.08%
    Remaining contract charges             --              --               --
 2005  Lowest contract charges           0.55%           1.99%            2.26%
    Highest contract charges             2.54%           1.03%            0.23%
    Remaining contract charges             --              --               --
 2004  Lowest contract charges           0.55%           2.04%           10.71%
    Highest contract charges             2.52%           0.29%            8.52%
    Remaining contract charges             --              --               --
MFS VALUE SERIES
 2008  Lowest contract charges             --              --           (30.68)%
    Highest contract charges             2.55%           1.34%          (34.28)%
    Remaining contract charges             --              --               --
 2007  Lowest contract charges           0.85%           0.85%            7.00%
    Highest contract charges             2.53%           0.73%            5.19%
    Remaining contract charges             --              --               --
 2006  Lowest contract charges           0.85%           0.82%           19.82%
    Highest contract charges             2.54%           1.01%           17.80%
    Remaining contract charges             --              --               --
 2005  Lowest contract charges           0.83%             --             6.68%
    Highest contract charges             2.49%             --             3.98%
    Remaining contract charges             --              --               --
 2004  Lowest contract charges           0.94%           0.44%           14.09%
    Highest contract charges             2.47%           0.26%           12.34%
    Remaining contract charges             --              --               --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                       UNIT          CONTRACT
SUB-ACCOUNT                            UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
MFS RESEARCH BOND SERIES
 2008  Lowest contract charges            178,111    $10.403409        $1,852,971
    Highest contract charges               15,316      9.750337           149,335
    Remaining contract charges         12,465,604            --       124,848,455
 2007  Lowest contract charges             61,019     10.746443           655,732
    Highest contract charges               16,572     10.244550           169,773
    Remaining contract charges          8,494,357            --        88,801,717
 2006  Lowest contract charges             31,625     10.400575           328,908
    Highest contract charges                5,458     10.084786            55,046
    Remaining contract charges          3,419,402            --        34,923,144
 2005  Lowest contract charges              8,374     10.081408            84,419
    Highest contract charges                6,494      9.946956            64,591
    Remaining contract charges            890,879            --         8,906,349
MFS RESEARCH INTERNATIONAL
 SERIES
 2008  Lowest contract charges             76,386      9.566686           730,762
    Highest contract charges               12,734      8.987191           114,441
    Remaining contract charges          5,300,979            --        48,986,965
 2007  Lowest contract charges             67,653     16.749135         1,133,110
    Highest contract charges                5,912     16.005105            94,627
    Remaining contract charges          3,544,005            --        57,819,274
 2006  Lowest contract charges             44,428     14.972071           665,191
    Highest contract charges               20,271     14.564440           295,229
    Remaining contract charges          1,493,065            --        21,981,068
 2005  Lowest contract charges              5,002     12.025883            60,148
    Highest contract charges                5,067     11.893036            60,262
    Remaining contract charges            305,215            --         3,646,446
MFS RESEARCH SERIES
 2008  Lowest contract charges          1,393,518      8.307570        11,576,754
    Highest contract charges                1,453      7.782479            11,306
    Remaining contract charges          1,622,304            --        13,073,167
 2007  Lowest contract charges            880,739     13.109180        11,545,772
    Highest contract charges                1,453     12.491769            18,150
    Remaining contract charges          2,451,347            --        31,202,858
 2006  Lowest contract charges            220,125     11.678964         2,570,827
    Highest contract charges                  278     11.319683             3,151
    Remaining contract charges          1,008,922            --        11,557,689
 2005  Lowest contract charges             15,083     10.661651           160,811
    Highest contract charges                8,331     10.515260            87,603
    Remaining contract charges            199,414            --         2,109,871

                                                   INVESTMENT
                                     EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                          RATIO*         RATIO**         RETURN***
--------------------------------  ----------------------------------------------
MFS RESEARCH BOND SERIES
 2008  Lowest contract charges         0.85%           2.28%           (3.19)%
    Highest contract charges           2.55%           3.10%           (4.82)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.85%           2.73%            3.33%
    Highest contract charges           2.53%           2.40%            1.58%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.85%           3.58%            3.17%
    Highest contract charges           2.47%             --             1.43%
    Remaining contract charges           --              --               --
 2005  Lowest contract charges         0.83%             --             0.91%
    Highest contract charges           2.46%             --             0.19%
    Remaining contract charges           --              --               --
MFS RESEARCH INTERNATIONAL
 SERIES
 2008  Lowest contract charges         0.85%           0.75%          (42.88)%
    Highest contract charges           2.55%           0.77%          (43.85)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.85%             --            11.87%
    Highest contract charges           2.51%             --             9.98%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.85%           1.45%           24.50%
    Highest contract charges           2.50%           1.31%           22.46%
    Remaining contract charges           --              --               --
 2005  Lowest contract charges         0.83%           1.94%           20.03%
    Highest contract charges           2.44%           1.78%           18.72%
    Remaining contract charges           --              --               --
MFS RESEARCH SERIES
 2008  Lowest contract charges         0.85%           0.51%          (36.63)%
    Highest contract charges           2.56%           0.53%          (37.70)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         0.84%           0.46%           12.25%
    Highest contract charges           2.54%           0.25%           10.35%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.85%           0.15%            9.54%
    Highest contract charges           2.57%           0.65%            7.70%
    Remaining contract charges           --              --               --
 2005  Lowest contract charges         0.83%             --            12.46%
    Highest contract charges           2.43%             --            11.23%
    Remaining contract charges           --              --               --

-------------------------------------------------------------------------------

                                                       UNIT          CONTRACT
SUB-ACCOUNT                            UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
BLACKROCK GLOBAL GROWTH V.I.
 FUND
 2008  Lowest contract charges             23,304     $8.323313          $193,966
    Highest contract charges                   77      9.958971               771
    Remaining contract charges             56,162            --           552,089
 2007  Lowest contract charges             26,469     15.610518           413,201
    Highest contract charges                  352     18.866608             6,647
    Remaining contract charges             61,740            --         1,122,414
 2006  Lowest contract charges             14,048     11.564831           162,465
    Highest contract charges                  575     14.117388             8,112
    Remaining contract charges             91,870            --         1,256,730
 2005  Lowest contract charges             13,613      9.612095           130,845
    Highest contract charges                  830     11.851536             9,841
    Remaining contract charges            101,298            --         1,161,158
 2004  Lowest contract charges             22,753      8.471165           192,741
    Highest contract charges                  853     10.549693             9,003
    Remaining contract charges            108,121            --         1,098,279
BLACKROCK LARGE CAP GROWTH V.I.
 FUND
 2008  Lowest contract charges             23,327      6.265303           146,151
    Highest contract charges                1,377      7.190320             9,904
    Remaining contract charges            131,723            --           924,608
 2007  Lowest contract charges             28,308     10.714235           303,292
    Highest contract charges                3,169     12.420009            39,365
    Remaining contract charges            150,100            --         1,815,445
 2006  Lowest contract charges             33,653     10.024557           337,351
    Highest contract charges                6,563     11.737302            77,029
    Remaining contract charges            192,530            --         2,183,611
 2005  Lowest contract charges             37,011      9.482120           350,939
    Highest contract charges                9,784     11.213779           109,712
    Remaining contract charges            219,546            --         2,341,484
 2004  Lowest contract charges             41,165      8.690929           357,763
    Highest contract charges                9,146     10.381336            94,951
    Remaining contract charges            243,325            --         2,396,002
VAN KAMPEN -- UIF INTERNATIONAL
 GROWTH EQUITY PORTFOLIO
 2008  Lowest contract charges              3,789      6.694338            25,360
    Highest contract charges                3,839      6.553127            25,160
    Remaining contract charges             52,516            --           347,976
 2007  Lowest contract charges              2,874     13.181607            37,881
    Highest contract charges                4,526     13.013987            58,907
    Remaining contract charges             52,167            --           683,159
 2006  Lowest contract charges              2,266     11.675262            26,458
    Highest contract charges                2,238     11.642783            26,059
    Remaining contract charges              3,181            --            37,071

                                                   INVESTMENT
                                     EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                          RATIO*         RATIO**         RETURN***
--------------------------------  ----------------------------------------------
BLACKROCK GLOBAL GROWTH V.I.
 FUND
 2008  Lowest contract charges         1.40%           0.37%          (46.68)%
    Highest contract charges           2.43%           0.12%          (47.21)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         1.39%           1.54%           34.98%
    Highest contract charges           2.40%           0.85%           33.64%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         1.40%           0.95%           20.32%
    Highest contract charges           2.40%           0.82%           19.12%
    Remaining contract charges           --              --               --
 2005  Lowest contract charges         1.40%           1.07%           13.47%
    Highest contract charges           2.39%           1.21%           12.34%
    Remaining contract charges           --              --               --
 2004  Lowest contract charges         1.40%           1.51%           13.62%
    Highest contract charges           2.39%           1.66%           12.49%
    Remaining contract charges           --              --               --
BLACKROCK LARGE CAP GROWTH V.I.
 FUND
 2008  Lowest contract charges         1.41%           0.45%          (41.52)%
    Highest contract charges           2.41%           0.26%          (42.11)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         1.40%           0.26%            6.88%
    Highest contract charges           2.40%           0.20%            5.82%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         1.40%           0.28%            5.72%
    Highest contract charges           2.40%           0.28%            4.67%
    Remaining contract charges           --              --               --
 2005  Lowest contract charges         1.40%           0.18%            9.10%
    Highest contract charges           2.39%           0.20%            8.02%
    Remaining contract charges           --              --               --
 2004  Lowest contract charges         1.40%           0.04%            5.73%
    Highest contract charges           2.40%           0.24%            4.68%
    Remaining contract charges           --              --               --
VAN KAMPEN -- UIF INTERNATIONAL
 GROWTH EQUITY PORTFOLIO
 2008  Lowest contract charges         1.35%             --           (49.22)%
    Highest contract charges           2.21%             --           (49.65)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         1.34%           0.18%           12.73%
    Highest contract charges           2.18%           0.18%           11.78%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.84%           0.22%           13.79%
    Highest contract charges           1.12%           0.24%           13.55%
    Remaining contract charges           --              --               --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                       UNIT          CONTRACT
SUB-ACCOUNT                            UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
VAN KAMPEN -- UIF MID CAP GROWTH
 PORTFOLIO
 2008  Lowest contract charges            527,554     $5.867795        $3,095,578
    Highest contract charges                1,565      5.787808             9,059
    Remaining contract charges          1,196,280            --         6,973,520
VAN KAMPEN -- UIF U.S. MID CAP
 VALUE PORTFOLIO
 2008  Lowest contract charges            220,425      6.339560         1,397,397
    Highest contract charges                2,217      6.860736            15,211
    Remaining contract charges            754,509            --         5,067,852
 2007  Lowest contract charges             50,309     13.831448           695,851
    Highest contract charges                3,139     12.008550            37,690
    Remaining contract charges            200,522            --         2,533,894
 2006  Lowest contract charges             10,884     13.011816           141,625
    Highest contract charges                  263     11.427560             3,002
    Remaining contract charges             49,934            --           593,010
MORGAN STANLEY -- FOCUS GROWTH
 PORTFOLIO
 2008  Lowest contract charges             24,979      4.073139           101,745
    Highest contract charges                1,524      3.850448             5,867
    Remaining contract charges            100,951            --           402,966
 2007  Lowest contract charges             35,329      8.525023           301,189
    Highest contract charges                1,679      8.152510            13,685
    Remaining contract charges             59,131            --           495,948
 2006  Lowest contract charges             15,943      7.054447           112,475
    Highest contract charges                  494      6.826646             3,371
    Remaining contract charges              6,651            --            46,530
MORGAN STANLEY -- CAPITAL
 OPPORTUNITIES PORTFOLIO
 2008  Lowest contract charges            190,285      2.719763           517,526
    Highest contract charges                2,997      2.571081             7,707
    Remaining contract charges            656,973            --         1,744,280
 2007  Lowest contract charges            159,138      5.422083           862,854
    Highest contract charges                2,366      5.185166            12,270
    Remaining contract charges            512,272            --         2,723,886
 2006  Lowest contract charges             69,756      4.615129           321,935
    Highest contract charges                1,901      4.464517             8,487
    Remaining contract charges            178,253            --           810,480

                                                   INVESTMENT
                                     EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                          RATIO*         RATIO**         RETURN***
--------------------------------  ----------------------------------------------
VAN KAMPEN -- UIF MID CAP GROWTH
 PORTFOLIO
 2008  Lowest contract charges         0.70%           0.22%          (45.31)%
    Highest contract charges           2.06%             --           (45.91)%
    Remaining contract charges           --              --               --
VAN KAMPEN -- UIF U.S. MID CAP
 VALUE PORTFOLIO
 2008  Lowest contract charges         0.70%           0.25%          (39.56)%
    Highest contract charges           2.51%           0.80%          (42.87)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         1.34%           0.67%            6.30%
    Highest contract charges           2.48%           0.50%            5.08%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         0.69%             --            16.13%
    Highest contract charges           1.39%             --            15.62%
    Remaining contract charges           --              --               --
MORGAN STANLEY -- FOCUS GROWTH
 PORTFOLIO
 2008  Lowest contract charges         1.36%           0.07%          (52.22)%
    Highest contract charges           2.51%           0.07%          (52.77)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         1.34%             --            20.85%
    Highest contract charges           2.48%             --            19.47%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         1.36%             --            12.35%
    Highest contract charges           2.17%             --            11.99%
    Remaining contract charges           --              --               --
MORGAN STANLEY -- CAPITAL
 OPPORTUNITIES PORTFOLIO
 2008  Lowest contract charges         1.35%             --           (49.84)%
    Highest contract charges           2.50%             --           (50.42)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         1.34%             --            17.49%
    Highest contract charges           2.49%             --            16.14%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         1.36%             --            13.36%
    Highest contract charges           2.54%             --            12.87%
    Remaining contract charges           --              --               --

-------------------------------------------------------------------------------

                                                       UNIT          CONTRACT
SUB-ACCOUNT                            UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
MORGAN STANLEY -- MID CAP GROWTH
 PORTFOLIO
 2008  Lowest contract charges             22,120     $5.858325          $129,585
    Highest contract charges                   68      5.538087               377
    Remaining contract charges             52,585            --           299,614
 2007  Lowest contract charges             20,510     11.462786           235,115
    Highest contract charges               12,240     10.998815           134,623
    Remaining contract charges             24,947            --           281,921
 2006  Lowest contract charges                878      9.473026             8,325
    Highest contract charges                4,653      9.167156            42,652
    Remaining contract charges             10,851            --           102,025
MORGAN STANLEY -- FLEXIBLE
 INCOME PORTFOLIO
 2008  Lowest contract charges             31,152      9.222830           287,308
    Highest contract charges                3,375      8.718935            29,427
    Remaining contract charges             32,552            --           294,627
 2007  Lowest contract charges             29,963     11.968451           358,613
    Highest contract charges                5,310     11.445540            60,776
    Remaining contract charges             39,600            --           465,514
 2006  Lowest contract charges             19,362     11.704959           226,631
    Highest contract charges                  884     11.323008            10,005
    Remaining contract charges             20,730            --           239,873
MORGAN STANLEY -- DIVIDEND
 GROWTH PORTFOLIO
 2008  Lowest contract charges              6,976      8.123951            56,676
    Highest contract charges                4,782      7.728932            36,962
    Remaining contract charges             12,158            --            96,831
 2007  Lowest contract charges             11,197     13.021131           145,797
    Highest contract charges                4,782     12.494023            59,750
    Remaining contract charges             18,477            --           236,973
 2006  Lowest contract charges             10,595     12.696125           134,511
    Highest contract charges                4,782     12.286164            58,756
    Remaining contract charges             12,246            --           153,386
MORGAN STANLEY -- GLOBAL EQUITY
 PORTFOLIO
 2008  Lowest contract charges              9,470      6.704869            63,494
    Highest contract charges                8,548      6.378859            54,527
    Remaining contract charges             42,536            --           279,910
 2007  Lowest contract charges             10,090     12.522786           126,355
    Highest contract charges                7,466     11.975692            89,406
    Remaining contract charges             31,737            --           388,660
 2006  Lowest contract charges              3,521     10.928082            38,475
    Highest contract charges                3,678     10.571502            38,879
    Remaining contract charges             14,032            --           149,715

                                                   INVESTMENT
                                     EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                          RATIO*         RATIO**         RETURN***
--------------------------------  ----------------------------------------------
MORGAN STANLEY -- MID CAP GROWTH
 PORTFOLIO
 2008  Lowest contract charges         1.35%           0.46%          (48.89)%
    Highest contract charges           2.42%           0.72%          (49.48)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         1.34%           0.17%           21.00%
    Highest contract charges           2.19%           0.10%           19.98%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         1.33%             --            15.63%
    Highest contract charges           2.24%             --            15.26%
    Remaining contract charges           --              --               --
MORGAN STANLEY -- FLEXIBLE
 INCOME PORTFOLIO
 2008  Lowest contract charges         1.35%           2.12%          (22.94)%
    Highest contract charges           2.50%           1.76%          (23.82)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         1.35%           6.04%            2.25%
    Highest contract charges           2.48%           6.47%            1.08%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         1.36%           5.09%            3.19%
    Highest contract charges           2.49%           4.40%            2.74%
    Remaining contract charges           --              --               --
MORGAN STANLEY -- DIVIDEND
 GROWTH PORTFOLIO
 2008  Lowest contract charges         1.35%           0.43%          (37.61)%
    Highest contract charges           2.21%           0.36%          (38.14)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         1.35%           0.94%            2.56%
    Highest contract charges           2.19%           0.93%            1.69%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         1.36%           1.64%           10.04%
    Highest contract charges           2.28%           3.10%            9.69%
    Remaining contract charges           --              --               --
MORGAN STANLEY -- GLOBAL EQUITY
 PORTFOLIO
 2008  Lowest contract charges         1.35%           0.68%          (46.46)%
    Highest contract charges           2.21%           0.68%          (46.91)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges         1.34%           0.48%           14.59%
    Highest contract charges           2.48%           0.48%           13.28%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges         1.37%             --            14.69%
    Highest contract charges           2.51%             --            14.19%
    Remaining contract charges           --              --               --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                             UNIT          CONTRACT
SUB-ACCOUNT                                  UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION
 FUND/VA
 2008  Lowest contract charges                    9,376     $6.066067           $56,872
    Highest contract charges                        841      5.983369             5,033
    Remaining contract charges                  165,156            --           995,237
OPPENHEIMER GLOBAL SECURITIES FUND/VA
 2008  Lowest contract charges                    2,494      6.573235            16,388
    Highest contract charges                        349      6.478219             2,264
    Remaining contract charges                2,409,532            --        15,735,836
OPPENHEIMER MAIN STREET FUND/VA
 2008  Lowest contract charges                   10,779      6.777960            73,062
    Highest contract charges                        856      6.688394             5,723
    Remaining contract charges                  136,895            --           922,693
OPPENHEIMER MAIN STREET SMALL CAP
 FUND/VA
 2008  Lowest contract charges                        2      6.794283                 8
    Highest contract charges                      1,017      6.696166             6,810
    Remaining contract charges                1,595,760            --        10,767,408
OPPENHEIMER VALUE FUND/VA
 2008  Lowest contract charges                    2,462      6.366550            15,672
    Highest contract charges                      2,234      6.295470            14,066
    Remaining contract charges                  166,916            --         1,055,612
PUTNAM VT DIVERSIFIED INCOME FUND
 2008  Lowest contract charges                      549      7.146244             3,923
    Highest contract charges                      2,789      7.042341            19,641
    Remaining contract charges                4,278,892            --        30,367,905
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
 2008  Lowest contract charges                    4,776      6.952999            33,203
    Highest contract charges                      7,082      6.877682            48,710
    Remaining contract charges                  323,905            --         2,240,123
PUTNAM VT INTERNATIONAL GROWTH AND
 INCOME FUND
 2008  Lowest contract charges                   26,336      5.908142           155,597
    Highest contract charges                      9,937      5.844073            58,073
    Remaining contract charges                   78,427            --           460,780
PUTNAM VT INTERNATIONAL EQUITY FUND
 2008  Lowest contract charges                    7,294      6.102674            44,515
    Highest contract charges                     29,191      6.036515           176,211
    Remaining contract charges                   98,518            --           598,000
PUTNAM VT SMALL CAP VALUE
 2008  Lowest contract charges                      134      6.604529               885
    Highest contract charges                        892      6.532869             5,824
    Remaining contract charges                   96,627            --           635,485

                                                               INVESTMENT
                                             EXPENSE             INCOME             TOTAL
SUB-ACCOUNT                                   RATIO*             RATIO**          RETURN***
--------------------------------------  -------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION
 FUND/VA
 2008  Lowest contract charges                 0.69%                  --             (44.29)%
    Highest contract charges                   2.02%                  --             (44.90)%
    Remaining contract charges                  --                    --                 --
OPPENHEIMER GLOBAL SECURITIES FUND/VA
 2008  Lowest contract charges                 0.61%                  --             (38.00)%
    Highest contract charges                   1.94%                  --             (38.72)%
    Remaining contract charges                  --                    --                 --
OPPENHEIMER MAIN STREET FUND/VA
 2008  Lowest contract charges                 0.70%                  --             (35.85)%
    Highest contract charges                   2.01%                  --             (36.53)%
    Remaining contract charges                  --                    --                 --
OPPENHEIMER MAIN STREET SMALL CAP
 FUND/VA
 2008  Lowest contract charges                  --                    --             (35.50)%
    Highest contract charges                   2.06%                  --             (36.25)%
    Remaining contract charges                  --                    --                 --
OPPENHEIMER VALUE FUND/VA
 2008  Lowest contract charges                 0.70%                  --             (40.98)%
    Highest contract charges                   1.72%                  --             (41.51)%
    Remaining contract charges                  --                    --                 --
PUTNAM VT DIVERSIFIED INCOME FUND
 2008  Lowest contract charges                 0.62%                  --             (30.31)%
    Highest contract charges                   2.06%                  --             (31.12)%
    Remaining contract charges                  --                    --                 --
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
 2008  Lowest contract charges                 0.70%                  --             (32.56)%
    Highest contract charges                   1.79%                  --             (33.14)%
    Remaining contract charges                  --                    --                 --
PUTNAM VT INTERNATIONAL GROWTH AND
 INCOME FUND
 2008  Lowest contract charges                 0.70%                  --             (44.23)%
    Highest contract charges                   1.79%                  --             (44.71)%
    Remaining contract charges                  --                    --                 --
PUTNAM VT INTERNATIONAL EQUITY FUND
 2008  Lowest contract charges                 0.70%                  --             (41.96)%
    Highest contract charges                   1.79%                  --             (42.46)%
    Remaining contract charges                  --                    --                 --
PUTNAM VT SMALL CAP VALUE
 2008  Lowest contract charges                 0.99%                  --             (36.02)%
    Highest contract charges                   2.00%                  --             (36.58)%
    Remaining contract charges                  --                    --                 --

-------------------------------------------------------------------------------

                                                             UNIT          CONTRACT
SUB-ACCOUNT                                  UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------------
JENNISON 20/20 FOCUS PORTFOLIO
 2008  Lowest contract charges                  275,395     $0.913715          $251,632
    Highest contract charges                      2,421      0.872678             2,113
    Remaining contract charges                  142,213            --           126,671
 2007  Lowest contract charges                  280,099      1.533635           429,569
    Highest contract charges                     75,095      1.486316           111,615
    Remaining contract charges                   59,298            --            89,393
 2006  Lowest contract charges                  278,112      1.416570           393,967
    Highest contract charges                    101,311      1.379746           139,783
    Remaining contract charges                   78,713            --           110,034
 2005  Lowest contract charges                  268,222      1.268243           340,170
    Highest contract charges                     92,945      1.241466           115,388
    Remaining contract charges                   92,241            --           115,450
 2004  Lowest contract charges                  252,780      1.063806           268,908
    Highest contract charges                     83,835      1.046563            87,738
    Remaining contract charges                   62,792            --            66,197
JENNISON PORTFOLIO
 2008  Lowest contract charges                   28,530      0.623193            17,780
    Highest contract charges                      9,578      0.592850             5,678
    Remaining contract charges                  107,240            --            64,549
 2007  Lowest contract charges                   40,296      1.015125            40,906
    Highest contract charges                      9,548      0.972493             9,285
    Remaining contract charges                  104,361            --           102,811
 2006  Lowest contract charges                   48,769      0.925569            45,138
    Highest contract charges                      8,437      0.898869             7,584
    Remaining contract charges                  122,233            --           110,904
 2005  Lowest contract charges                   92,522      0.928754            85,930
    Highest contract charges                      9,438      0.906942             8,559
    Remaining contract charges                  182,529            --           167,260
 2004  Lowest contract charges                  103,873      0.828484            86,057
    Highest contract charges                      9,055      0.813488             7,366
    Remaining contract charges                  282,331            --           231,669
PRUDENTIAL VALUE PORTFOLIO
 2008  Lowest contract charges                  180,847      0.785419           142,041
    Highest contract charges                      7,122      0.750512             5,345
    Remaining contract charges                  116,832            --            89,712
 2007  Lowest contract charges                  182,958      1.390767           254,453
    Highest contract charges                     84,887      1.358682           115,334
    Remaining contract charges                   33,808            --            46,551
 2006  Lowest contract charges                  197,573      1.375746           271,810
    Highest contract charges                     12,093      1.340654            16,212
    Remaining contract charges                  130,756            --           176,875
 2005  Lowest contract charges                  182,964      1.171723           214,383
    Highest contract charges                     13,142      1.147543            15,081
    Remaining contract charges                  181,045            --           209,169
 2004  Lowest contract charges                  182,967      1.025520           187,636
    Highest contract charges                    170,039      1.009386           171,635
    Remaining contract charges                  256,404            --           259,917

                                                               INVESTMENT
                                             EXPENSE             INCOME             TOTAL
SUB-ACCOUNT                                   RATIO*             RATIO**          RETURN***
--------------------------------------  -------------------------------------------------------
JENNISON 20/20 FOCUS PORTFOLIO
 2008  Lowest contract charges                 1.70%                  --             (40.42)%
    Highest contract charges                   2.27%                  --             (40.81)%
    Remaining contract charges                  --                    --                 --
 2007  Lowest contract charges                 1.70%                0.12%              8.26%
    Highest contract charges                   2.20%                0.11%              7.72%
    Remaining contract charges                  --                    --                 --
 2006  Lowest contract charges                 1.70%                  --              11.70%
    Highest contract charges                   2.20%                  --              11.14%
    Remaining contract charges                  --                    --                 --
 2005  Lowest contract charges                 1.70%                  --              19.22%
    Highest contract charges                   2.18%                  --              18.62%
    Remaining contract charges                  --                    --                 --
 2004  Lowest contract charges                 1.70%                  --              13.43%
    Highest contract charges                   2.19%                  --              12.87%
    Remaining contract charges                  --                    --                 --
JENNISON PORTFOLIO
 2008  Lowest contract charges                 1.71%                0.07%            (38.61)%
    Highest contract charges                   2.40%                0.07%            (39.04)%
    Remaining contract charges                  --                    --                 --
 2007  Lowest contract charges                 1.70%                  --               9.68%
    Highest contract charges                   2.22%                  --               8.91%
    Remaining contract charges                  --                    --                 --
 2006  Lowest contract charges                 1.70%                  --               0.34%
    Highest contract charges                   2.25%                  --               0.89%
    Remaining contract charges                  --                    --                 --
 2005  Lowest contract charges                 1.70%                  --              12.10%
    Highest contract charges                   2.24%                  --              11.49%
    Remaining contract charges                  --                    --                 --
 2004  Lowest contract charges                 1.70%                0.04%              7.38%
    Highest contract charges                   2.29%                0.03%              6.79%
    Remaining contract charges                  --                    --                 --
PRUDENTIAL VALUE PORTFOLIO
 2008  Lowest contract charges                 1.71%                1.40%            (43.53)%
    Highest contract charges                   2.33%                1.75%            (43.89)%
    Remaining contract charges                  --                    --                 --
 2007  Lowest contract charges                 1.70%                0.99%              1.09%
    Highest contract charges                   2.05%                0.98%              0.74%
    Remaining contract charges                  --                    --                 --
 2006  Lowest contract charges                 1.70%                1.05%             17.41%
    Highest contract charges                   2.20%                0.98%             16.83%
    Remaining contract charges                  --                    --                 --
 2005  Lowest contract charges                 1.70%                0.79%             14.26%
    Highest contract charges                   2.20%                0.89%             13.69%
    Remaining contract charges                  --                    --                 --
 2004  Lowest contract charges                 1.70%                0.96%             13.88%
    Highest contract charges                   2.20%                0.91%             13.31%
    Remaining contract charges                  --                    --                 --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                             UNIT          CONTRACT
SUB-ACCOUNT                                  UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------------
PRUDENTIAL SERIES INTERNATIONAL GROWTH
 2008  Lowest contract charges                       --          $ --              $ --
    Highest contract charges                         --            --                --
    Remaining contract charges                       --            --                --
 2007  Lowest contract charges                       --            --                --
    Highest contract charges                         --            --                --
    Remaining contract charges                       --            --                --
 2006  Lowest contract charges                    6,959      1.178551             8,201
    Highest contract charges                         --            --                --
    Remaining contract charges                       --            --                --
VAN KAMPEN UIF -- GROWTH AND INCOME
 PORTFOLIO
 2008  Lowest contract charges                1,412,074      7.322402        10,339,781
    Highest contract charges                     12,985     10.893737           141,450
    Remaining contract charges                1,519,872            --        14,140,805
 2007  Lowest contract charges                  142,453     17.229559         2,454,422
    Highest contract charges                     13,046     16.476878           214,953
    Remaining contract charges                  538,508            --         9,088,529
 2006  Lowest contract charges                   67,735     17.033843         1,153,807
    Highest contract charges                      2,202     16.478091            36,278
    Remaining contract charges                  175,473            --         2,943,724
VAN KAMPEN UIF -- COMSTOCK PORTFOLIO
 2008  Lowest contract charges                   46,643     10.365093           483,467
    Highest contract charges                      7,078      9.854026            69,742
    Remaining contract charges                  189,730            --         1,929,297
 2007  Lowest contract charges                   47,232     16.364834           772,953
    Highest contract charges                      2,977     15.738155            46,847
    Remaining contract charges                  197,225            --         3,177,705
 2006  Lowest contract charges                   17,638     16.982646           299,538
    Highest contract charges                      1,726     16.521234            28,517
    Remaining contract charges                   72,081            --         1,210,341
WELLS FARGO ADVANTAGE VT ASSET
 ALLOCATION FUND
 2008  Lowest contract charges                   73,957      0.979889            72,469
    Highest contract charges                      9,232      0.911719             8,417
    Remaining contract charges                1,104,680            --         1,035,283
 2007  Lowest contract charges                   79,356      1.401139           111,189
    Highest contract charges                      9,821      1.318773            12,951
    Remaining contract charges                1,498,461            --         2,020,935
 2006  Lowest contract charges                   83,812      1.319922           110,626
    Highest contract charges                      7,826      1.256694             9,835
    Remaining contract charges                1,405,459            --         1,798,147
 2005  Lowest contract charges                   54,002      1.193027            64,425
    Highest contract charges                     53,092      1.149019            61,004
    Remaining contract charges                1,504,542            --         1,751,936
 2004  Lowest contract charges                   57,473      1.151803            66,197
    Highest contract charges                     52,184      1.122137            58,558
    Remaining contract charges                1,468,482            --         1,661,161

                                                               INVESTMENT
                                             EXPENSE             INCOME             TOTAL
SUB-ACCOUNT                                   RATIO*             RATIO**          RETURN***
--------------------------------------  -------------------------------------------------------
PRUDENTIAL SERIES INTERNATIONAL GROWTH
 2008  Lowest contract charges                  --                    --                 --
    Highest contract charges                    --                    --                 --
    Remaining contract charges                  --                    --                 --
 2007  Lowest contract charges                  --                    --                 --
    Highest contract charges                    --                    --                 --
    Remaining contract charges                  --                    --                 --
 2006  Lowest contract charges                 1.70%                  --              18.46%
    Highest contract charges                    --                    --                 --
    Remaining contract charges                  --                    --                 --
VAN KAMPEN UIF -- GROWTH AND INCOME
 PORTFOLIO
 2008  Lowest contract charges                 0.70%                  --             (30.20)%
    Highest contract charges                   2.51%                1.86%            (33.89)%
    Remaining contract charges                  --                    --                 --
 2007  Lowest contract charges                 1.34%                1.05%              1.15%
    Highest contract charges                   2.47%                0.77%             (0.01)%
    Remaining contract charges                  --                    --                 --
 2006  Lowest contract charges                 1.35%                  --              11.24%
    Highest contract charges                   2.51%                  --              10.75%
    Remaining contract charges                  --                    --                 --
VAN KAMPEN UIF -- COMSTOCK PORTFOLIO
 2008  Lowest contract charges                 1.35%                2.35%            (36.66)%
    Highest contract charges                   2.48%                2.53%            (37.39)%
    Remaining contract charges                  --                    --                 --
 2007  Lowest contract charges                 1.34%                1.17%             (3.64)%
    Highest contract charges                   2.48%                1.30%             (4.74)%
    Remaining contract charges                  --                    --                 --
 2006  Lowest contract charges                 1.34%                  --              11.38%
    Highest contract charges                   2.49%                  --              10.90%
    Remaining contract charges                  --                    --                 --
WELLS FARGO ADVANTAGE VT ASSET
 ALLOCATION FUND
 2008  Lowest contract charges                 1.35%                2.44%            (30.07)%
    Highest contract charges                   2.51%                2.45%            (30.87)%
    Remaining contract charges                  --                    --                 --
 2007  Lowest contract charges                 1.35%                2.23%              6.15%
    Highest contract charges                   2.49%                2.30%              4.94%
    Remaining contract charges                  --                    --                 --
 2006  Lowest contract charges                 1.35%                2.33%             10.64%
    Highest contract charges                   2.51%                2.09%              9.37%
    Remaining contract charges                  --                    --                 --
 2005  Lowest contract charges                 1.35%                2.05%              3.58%
    Highest contract charges                   2.49%                2.07%              2.40%
    Remaining contract charges                  --                    --                 --
 2004  Lowest contract charges                 1.35%                2.14%              7.88%
    Highest contract charges                   2.49%                3.08%              6.64%
    Remaining contract charges                  --                    --                 --

-------------------------------------------------------------------------------

                                                 UNIT          CONTRACT
SUB-ACCOUNT                        UNITS     FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL
 RETURN BOND FUND
 2008  Lowest contract charges      786,678     $1.255427          $987,618
    Highest contract charges        135,976      1.168078           158,830
    Remaining contract charges    4,690,166            --         5,635,840
 2007  Lowest contract charges      513,824      1.242914           638,640
    Highest contract charges         94,812      1.169807           110,912
    Remaining contract charges    5,631,899            --         6,736,250
 2006  Lowest contract charges      212,602      1.186333           252,216
    Highest contract charges        126,709      1.129473           143,115
    Remaining contract charges    4,844,225            --         5,563,099
 2005  Lowest contract charges      152,202      1.157855           176,228
    Highest contract charges        229,153      1.115105           255,530
    Remaining contract charges    4,052,488            --         4,569,738
 2004  Lowest contract charges      109,558      1.151424           126,148
    Highest contract charges        103,365      1.121743           115,949
    Remaining contract charges    3,074,655            --         3,468,812
WELLS FARGO ADVANTAGE VT EQUITY
 INCOME FUND
 2008  Lowest contract charges      333,616      0.892888           297,880
    Highest contract charges         47,991      0.830774            39,870
    Remaining contract charges    1,657,573            --         1,427,701
 2007  Lowest contract charges      387,540      1.424572           552,080
    Highest contract charges         46,394      1.340829            62,207
    Remaining contract charges    1,955,730            --         2,697,038
 2006  Lowest contract charges      201,352      1.404613           282,821
    Highest contract charges         77,220      1.337330           103,269
    Remaining contract charges    1,954,391            --         2,669,470
 2005  Lowest contract charges       94,335      1.200923           113,289
    Highest contract charges         33,350      1.156619            38,573
    Remaining contract charges    1,731,640            --         2,033,647
 2004  Lowest contract charges       42,053      1.155148            48,578
    Highest contract charges         15,035      1.125397            16,920
    Remaining contract charges      886,895            --         1,004,749

                                                     INVESTMENT
                                     EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                          RATIO*           RATIO**           RETURN***
-------------------------------  ----------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL
 RETURN BOND FUND
 2008  Lowest contract charges         1.35%             4.81%              1.01%
    Highest contract charges           2.50%             4.81%             (0.15)%
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges         1.34%             4.57%              4.77%
    Highest contract charges           2.49%             4.56%              3.57%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.35%             4.40%              2.46%
    Highest contract charges           2.50%             4.32%              1.29%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.34%             3.68%              0.56%
    Highest contract charges           2.48%             3.69%              0.59%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         1.33%             3.38%              2.99%
    Highest contract charges           2.47%             3.39%              1.82%
    Remaining contract charges           --                --                 --
WELLS FARGO ADVANTAGE VT EQUITY
 INCOME FUND
 2008  Lowest contract charges         1.35%             1.90%            (37.32)%
    Highest contract charges           2.51%             1.94%            (38.04)%
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges         1.34%             1.64%              1.42%
    Highest contract charges           2.50%             1.40%              0.26%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.35%             1.70%             16.96%
    Highest contract charges           2.50%             1.68%             15.62%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.34%             1.60%              3.96%
    Highest contract charges           2.48%             1.57%              2.77%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         1.32%             2.47%              9.59%
    Highest contract charges           2.45%             2.69%              8.34%
    Remaining contract charges           --                --                 --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                 UNIT          CONTRACT
SUB-ACCOUNT                        UNITS     FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT C&B
 LARGE CAP VALUE FUND
 2008  Lowest contract charges      392,145     $0.826980          $324,297
    Highest contract charges          7,167      0.769463             5,514
    Remaining contract charges    1,080,344            --           859,361
 2007  Lowest contract charges      112,249      1.289885           144,788
    Highest contract charges         10,353      1.214070            12,569
    Remaining contract charges      889,003            --         1,107,351
 2006  Lowest contract charges       15,081      1.322927            19,952
    Highest contract charges         10,659      1.259570            13,425
    Remaining contract charges      726,355            --           931,598
 2005  Lowest contract charges        3,001      1.098040             3,295
    Highest contract charges          4,182      1.057533             4,423
    Remaining contract charges      399,602            --           426,466
 2004  Lowest contract charges        3,008      1.079439             3,247
    Highest contract charges        130,201      1.053230           137,131
    Remaining contract charges      102,555            --           108,377
WELLS FARGO ADVANTAGE VT LARGE
 COMPANY CORE FUND
 2008  Lowest contract charges        9,168      0.674698             6,186
    Highest contract charges         28,695      0.632471            18,149
    Remaining contract charges       74,866            --            48,671
 2007  Lowest contract charges       33,574      1.129967            37,937
    Highest contract charges         28,703      1.069914            30,710
    Remaining contract charges      244,827            --           268,115
 2006  Lowest contract charges       31,167      1.119493            34,891
    Highest contract charges         28,708      1.070649            30,736
    Remaining contract charges       95,866            --           104,242
 2005  Lowest contract charges       14,665      0.981243            14,390
    Highest contract charges         28,713      0.947863            27,216
    Remaining contract charges       94,820            --            90,990
 2004  Lowest contract charges       12,310      1.007804            12,406
    Highest contract charges         28,719      0.992631            28,507
    Remaining contract charges       65,555            --            65,554

                                                     INVESTMENT
                                     EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                          RATIO*           RATIO**           RETURN***
-------------------------------  ----------------------------------------------------
WELLS FARGO ADVANTAGE VT C&B
 LARGE CAP VALUE FUND
 2008  Lowest contract charges         1.35%             1.73%            (35.89)%
    Highest contract charges           2.51%             1.46%            (36.62)%
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges         1.33%             1.42%             (2.50)%
    Highest contract charges           2.49%             1.06%             (3.61)%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.35%             2.19%             20.48%
    Highest contract charges           2.49%             1.97%             19.11%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.34%             0.78%              1.72%
    Highest contract charges           2.47%             0.83%              0.56%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         1.34%             1.67%              9.73%
    Highest contract charges           2.35%             1.61%              8.64%
    Remaining contract charges           --                --                 --
WELLS FARGO ADVANTAGE VT LARGE
 COMPANY CORE FUND
 2008  Lowest contract charges         1.36%             1.31%            (40.29)%
    Highest contract charges           2.36%             1.19%            (40.89)%
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges         1.35%               --               0.94%
    Highest contract charges           2.34%               --              (0.07)%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.35%             0.84%             14.09%
    Highest contract charges           2.35%             0.73%             12.95%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.32%             1.29%              3.55%
    Highest contract charges           2.34%             0.57%              4.51%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         1.69%               --               6.55%
    Highest contract charges           2.33%               --               5.86%
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                 UNIT          CONTRACT
SUB-ACCOUNT                        UNITS     FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT
 INTERNATIONAL CORE FUND
 2008  Lowest contract charges      335,265     $0.900500          $301,906
    Highest contract charges         73,796      0.837840            61,830
    Remaining contract charges    1,510,309            --         1,312,162
 2007  Lowest contract charges      354,945      1.612897           572,491
    Highest contract charges         68,734      1.518073           104,343
    Remaining contract charges    1,555,950            --         2,430,879
 2006  Lowest contract charges      215,217      1.451008           312,279
    Highest contract charges         98,715      1.381485           136,374
    Remaining contract charges    1,632,694            --         2,305,249
 2005  Lowest contract charges      111,770      1.217401           136,068
    Highest contract charges         61,698      1.172478            72,340
    Remaining contract charges    1,315,356            --         1,566,275
 2004  Lowest contract charges       50,434      1.125003            56,739
    Highest contract charges         25,606      1.096017            28,064
    Remaining contract charges      485,323            --           535,423
WELLS FARGO ADVANTAGE VT LARGE
 COMPANY GROWTH FUND
 2008  Lowest contract charges      279,449      0.683400           190,975
    Highest contract charges         54,637      0.635853            34,741
    Remaining contract charges    2,439,477            --         1,599,858
 2007  Lowest contract charges      315,284      1.135401           357,975
    Highest contract charges         53,113      1.068652            56,759
    Remaining contract charges    3,002,047            --         3,287,829
 2006  Lowest contract charges      218,420      1.069429           233,586
    Highest contract charges         77,986      1.018189            79,404
    Remaining contract charges    3,162,071            --         3,280,103
 2005  Lowest contract charges      142,314      1.059100           150,725
    Highest contract charges         75,336      1.020021            76,844
    Remaining contract charges    3,169,096            --         3,274,004
 2004  Lowest contract charges      104,399      1.015612           106,029
    Highest contract charges         63,388      0.989443            62,719
    Remaining contract charges    2,655,650            --         2,644,771

                                                     INVESTMENT
                                     EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                          RATIO*           RATIO**           RETURN***
-------------------------------  ----------------------------------------------------
WELLS FARGO ADVANTAGE VT
 INTERNATIONAL CORE FUND
 2008  Lowest contract charges         1.35%             2.05%            (44.17)%
    Highest contract charges           2.51%             1.98%            (44.81)%
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges         1.34%             0.01%             11.16%
    Highest contract charges           2.49%             0.01%              9.89%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.35%             2.17%             19.19%
    Highest contract charges           2.50%             1.97%             17.83%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.34%             2.68%              8.21%
    Highest contract charges           2.48%             2.63%              6.98%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         1.32%             0.01%              8.16%
    Highest contract charges           2.45%             0.31%              6.93%
    Remaining contract charges           --                --                 --
WELLS FARGO ADVANTAGE VT LARGE
 COMPANY GROWTH FUND
 2008  Lowest contract charges         1.36%             0.29%            (39.81)%
    Highest contract charges           2.51%             0.28%            (40.50)%
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges         1.34%               --               6.17%
    Highest contract charges           2.50%               --               4.96%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.35%               --               0.98%
    Highest contract charges           2.50%               --               0.18%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.34%             0.18%              4.28%
    Highest contract charges           2.49%             0.18%              3.09%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         1.33%               --               1.87%
    Highest contract charges           2.48%               --               0.71%
    Remaining contract charges           --                --                 --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                       UNIT          CONTRACT
SUB-ACCOUNT                            UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT MONEY
 MARKET FUND
 2008  Lowest contract charges            251,595    $1.068790           $268,902
    Highest contract charges              703,036     0.994440            699,127
    Remaining contract charges          4,884,492           --          5,014,163
 2007  Lowest contract charges            212,474     1.059206            225,052
    Highest contract charges               11,651     0.996925             11,616
    Remaining contract charges          2,986,922           --          3,073,485
 2006  Lowest contract charges             41,036     1.026287             42,115
    Highest contract charges               11,651     0.977112             11,385
    Remaining contract charges          1,007,610           --          1,009,583
 2005  Lowest contract charges             40,446     0.996039             40,285
    Highest contract charges               11,651     0.959281             11,177
    Remaining contract charges            946,028           --            923,140
 2004  Lowest contract charges              6,940     0.984231              6,830
    Highest contract charges              382,052     0.962494            367,723
    Remaining contract charges          1,106,857           --          1,074,235
WELLS FARGO ADVANTAGE VT SMALL
 CAP GROWTH FUND
 2008  Lowest contract charges            511,452     0.913021            466,966
    Highest contract charges               51,821     0.849501             44,022
    Remaining contract charges          2,006,949           --          1,760,946
 2007  Lowest contract charges            386,686     1.579875            610,915
    Highest contract charges               56,091     1.486979             83,406
    Remaining contract charges          1,844,855           --          2,814,115
 2006  Lowest contract charges            198,324     1.407013            279,043
    Highest contract charges               76,708     1.339585            102,757
    Remaining contract charges          1,808,913           --          2,470,551
 2005  Lowest contract charges            127,662     1.161789            148,317
    Highest contract charges               47,882     1.118912             53,576
    Remaining contract charges          1,358,744           --          1,540,827
 2004  Lowest contract charges             73,515     1.108382             81,482
    Highest contract charges               38,102     1.079819             41,143
    Remaining contract charges            821,307           --            892,914
WELLS FARGO ADVANTAGE VT
 DISCOVERY FUND
 2008  Lowest contract charges              7,533     8.434447             63,536
    Highest contract charges               31,236     8.181197            255,548
    Remaining contract charges             74,480           --            616,271
 2007  Lowest contract charges              6,357    15.364252             97,673
    Highest contract charges               19,993    15.030356            300,495
    Remaining contract charges             26,993           --            409,785
 2006  Lowest contract charges              1,515    12.730894             19,293
    Highest contract charges                9,817    12.560463            123,302
    Remaining contract charges             22,075           --            278,970
 2005  Lowest contract charges                891    11.222685              9,996
    Highest contract charges                   --           --                 --
    Remaining contract charges                 --           --                 --

                                                    INVESTMENT
                                      EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                           RATIO*         RATIO**         RETURN***
---------------------------------  ----------------------------------------------
WELLS FARGO ADVANTAGE VT MONEY
 MARKET FUND
 2008  Lowest contract charges          1.34%           1.98%            0.91%
    Highest contract charges            2.46%           1.61%           (0.25)%
    Remaining contract charges            --              --               --
 2007  Lowest contract charges          1.29%           4.34%            3.21%
    Highest contract charges            2.49%           4.49%            2.03%
    Remaining contract charges            --              --               --
 2006  Lowest contract charges          1.35%           4.43%            3.04%
    Highest contract charges            2.50%           4.34%            1.86%
    Remaining contract charges            --              --               --
 2005  Lowest contract charges          1.34%           2.71%            1.20%
    Highest contract charges            2.48%           2.71%            0.04%
    Remaining contract charges            --              --               --
 2004  Lowest contract charges          1.35%           0.53%            0.65%
    Highest contract charges            2.06%           0.83%            1.49%
    Remaining contract charges            --              --               --
WELLS FARGO ADVANTAGE VT SMALL
 CAP GROWTH FUND
 2008  Lowest contract charges          1.35%             --           (42.21)%
    Highest contract charges            2.51%             --           (42.87)%
    Remaining contract charges            --              --               --
 2007  Lowest contract charges          1.34%             --            12.29%
    Highest contract charges            2.50%             --            11.00%
    Remaining contract charges            --              --               --
 2006  Lowest contract charges          1.35%             --            21.11%
    Highest contract charges            2.50%             --            19.72%
    Remaining contract charges            --              --               --
 2005  Lowest contract charges          1.34%             --             4.82%
    Highest contract charges            2.49%             --             3.62%
    Remaining contract charges            --              --               --
 2004  Lowest contract charges          1.33%             --            12.24%
    Highest contract charges            2.46%             --            10.96%
    Remaining contract charges            --              --               --
WELLS FARGO ADVANTAGE VT
 DISCOVERY FUND
 2008  Lowest contract charges          1.35%             --           (45.10)%
    Highest contract charges            2.20%             --           (45.57)%
    Remaining contract charges            --              --               --
 2007  Lowest contract charges          1.34%             --            20.69%
    Highest contract charges            2.18%             --            19.66%
    Remaining contract charges            --              --               --
 2006  Lowest contract charges          1.35%             --            13.11%
    Highest contract charges            2.20%             --            12.15%
    Remaining contract charges            --              --               --
 2005  Lowest contract charges          1.76%             --             6.69%
    Highest contract charges              --              --               --
    Remaining contract charges            --              --               --

-------------------------------------------------------------------------------

                                                       UNIT          CONTRACT
SUB-ACCOUNT                            UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT
 SMALL/MID CAP VALUE FUND
 2008  Lowest contract charges             10,643    $7.404895            $78,813
    Highest contract charges               13,317     7.182592             95,649
    Remaining contract charges             54,093           --            394,052
 2007  Lowest contract charges              4,045    13.535596             54,749
    Highest contract charges                  997    13.139235             13,097
    Remaining contract charges             60,582           --            808,936
 2006  Lowest contract charges             12,987    13.749766            178,569
    Highest contract charges               22,683    13.630438            309,177
    Remaining contract charges             30,232           --            414,141
WELLS FARGO ADVANTAGE VT
 OPPORTUNITY FUND
 2008  Lowest contract charges              1,244     7.391000              9,197
    Highest contract charges                2,625     7.246621             19,021
    Remaining contract charges             12,134           --             89,039
 2007  Lowest contract charges              1,377    12.641519             17,400
    Highest contract charges                  972    12.366753             12,016
    Remaining contract charges              1,998           --             24,930
 2006  Lowest contract charges                918    11.921222             10,943
    Highest contract charges                  885    11.855245             10,493
    Remaining contract charges                558           --              6,646
 2005  Lowest contract charges                918    10.821546              9,934
    Highest contract charges                  376    10.799381              4,056
    Remaining contract charges                 --           --                 --

                                                    INVESTMENT
                                      EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                           RATIO*         RATIO**         RETURN***
---------------------------------  ----------------------------------------------
WELLS FARGO ADVANTAGE VT
 SMALL/MID CAP VALUE FUND
 2008  Lowest contract charges          1.35%             --           (45.29)%
    Highest contract charges            2.20%             --           (45.76)%
    Remaining contract charges            --              --               --
 2007  Lowest contract charges          1.34%           0.03%           (2.02)%
    Highest contract charges            2.49%             --            (3.14)%
    Remaining contract charges            --              --               --
 2006  Lowest contract charges          1.65%             --            13.83%
    Highest contract charges            2.20%             --            13.21%
    Remaining contract charges            --              --               --
WELLS FARGO ADVANTAGE VT
 OPPORTUNITY FUND
 2008  Lowest contract charges          1.64%           2.49%          (41.08)%
    Highest contract charges            2.19%           2.73%          (41.40)%
    Remaining contract charges            --              --               --
 2007  Lowest contract charges          1.33%           0.73%            5.21%
    Highest contract charges            2.19%           0.60%            4.32%
    Remaining contract charges            --              --               --
 2006  Lowest contract charges          1.85%             --            10.16%
    Highest contract charges            2.20%             --             9.78%
    Remaining contract charges            --              --               --
 2005  Lowest contract charges          1.76%             --             4.81%
    Highest contract charges            2.16%             --             4.63%
    Remaining contract charges            --              --               --

* This represents the annualized contract expenses of the Sub-Account for the year indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units.

** These amounts represent the dividends, excluding distributions of capital gains received by the Sub-Account from the Fund, net of management fees assessed by the Fund's manager, divided by the average net assets. These ratios exclude those expenses, such as Mortality and Expense Risk Charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Accounts invest.

*** This represents the total return for the year indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the year indicated or from the effective date through the end of the reporting period.

#  Rounded unit values

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

Summary of the Account's expense charges, including Mortality and Expense Risk Charges, Administrative Charges, Riders (if applicable) and Annual Maintenance Fees assessed. These fees are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Account.

MORTALITY AND EXPENSE RISK CHARGES:

    The Company will charge an expense ranging from 0.40% to 1.55% of the contract's value for mortality and expense risks undertaken by the Company.

    These charges are a reduction in unit values.

ADMINISTRATIVE CHARGES:

    The Company will charge an expense ranging from 0.15% to 0.20% of the contract's value for administrative services provided by the Company.

    These charges are a reduction in unit values.

RIDERS:

    The Company will charge an expense for various Rider charges, such as Optional Death Benefit Charge, Earnings Protection Benefit Charge, Principal First Charge, Principal First Preferred Charge, MAV/EPB Death Benefit Charge, and MAV 70 Death Benefit Charge. These deductions range from 0.15% to 0.85%.

    These charges are a reduction in unit values.

    The Company will charge an expense for Rider charges related to The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Builder Selects, and The Hartford's Lifetime Income Builder Portfolios. The Company initially makes deductions of 0.30%, 0.40%, 0.40%, 0.55% and 0.65% respectively. The Company has the right to increase both The Hartford's Lifetime Income Builder and The Hartford's Lifetime Income Builder II to a maximum charge of 0.75% and the right to increase both The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios to a maximum charge of 1.50%.

    This charge is a redemption of units.

ANNUAL MAINTENANCE FEE:

    An annual maintenance fee of $30 may be charged against the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

    These charges are a redemption of units.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

INDEPENDENT AUDITORS' REPORT

FINANCIAL STATEMENTS -- STATUTORY BASIS

As of December 31, 2008 and 2007 and for the Years Ended December 31, 2008, 2007 and 2006
SUPPLEMENTAL SCHEDULES
Year Ended December 31, 2008

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                                    CONTENTS

                                                                        PAGE:
--------------------------------------------------------------------------------
Independent Auditors' Report                                             F-2
Financial Statements Statutory Basis:
  Admitted Assets, Liabilities and Surplus                               F-3
  Statements of Operations                                               F-4
  Statements of Changes in Capital and Surplus                           F-5
  Statements of Cash Flows                                               F-6
  Notes to Financial Statements                                        F-7-F-31
Supplementary Information
  Schedule I -- Selected Financial Data                               F-32-F-34
  Schedule II -- Summary Investment Schedule                             F-35
  Schedule III -- Investment Risks Interrogatories

[DELOITTE LOGO]                                          DELOITTE & TOUCHE LLP
                                                         City Place, 32nd Floor
                                                         185 Asylum Street
                                                         Hartford, CT 06103-3402
                                                         USA
                                                         Tel: +1 860 725 3000
                                                         Fax: +1 860 725 3500
                                                         www.deloitte.com

                          INDEPENDENT AUDITORS' REPORT

To the Board of Directors of
Hartford Life and Annuity Insurance Company
Hartford, Connecticut

We have audited the accompanying statutory-basis statements of admitted assets, liabilities, and surplus of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2008 and 2007, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2008. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards as established by the Auditing Standards Board (United States) and in accordance with the auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Note 2 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut, and such practices differ from accounting principles generally accepted in the United States of America. The effects on such financial statements of the differences between the statutory basis of accounting and accounting principles generally accepted in the United States of America are also described in Note 2.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2008 or 2007, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2008.

However, in our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and surplus of the Company as of December 31, 2008 and 2007, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2008, on the basis of accounting described in Note 2.

Our 2008 audit was conducted for the purpose of forming an opinion on the basic 2008 statutory-basis financial statements taken as a whole. The supplemental schedule of investment risk interrogatories, the supplemental summary investment schedule, and the supplemental schedule of selected financial data as of and for the year ended December 31, 2008 are presented for purposes of additional analysis and are not a required part of the basic 2008 statutory-basis financial statements. These schedules are the responsibility of the Company's management. Such schedules have been subjected to the auditing procedures applied in our audit of the basic 2008 statutory-basis financial statements. The effects on these schedules of the differences between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material. Accordingly, in our opinion, such schedules do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the information shown therein. However, in our opinion, such schedules are fairly stated in all material respects when considered in relation to the basic 2008 statutory-basis financial statements taken as a whole.

As discussed in Note 2 to the financial statements, the Company received approval from the State of Connecticut Insurance Department for the use of a permitted practice related to the accounting for deferred income taxes. The change resulted in an increase in the deferred tax asset and an increase in surplus of $300 million.

April 27, 2009
                                                    Member of
                                                    DELOITTE TOUCHE TOHMATSU

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                    ADMITTED ASSETS, LIABILITIES AND SURPLUS
                               (STATUTORY BASIS)
                    (AMOUNTS IN THOUSANDS EXCEPT SHARE DATA)

                                                AS OF DECEMBER 31,
                                             2008                 2007
--------------------------------------------------------------------------------
ADMITTED ASSETS
 Bonds                                      $8,371,683           $5,605,630
 Common and Preferred Stocks                   266,882              316,558
 Mortgage Loans                                611,372              350,528
 Real Estate                                    27,285               27,569
 Policy Loans                                  354,920              343,773
 Cash and Short-Term Investments             2,326,153              565,283
 Other Invested Assets                       2,028,888              629,835
                                        --------------       --------------
        TOTAL CASH AND INVESTED ASSETS      13,987,183            7,839,176
                                        --------------       --------------
 Investment Income Due and Accrued              85,917               77,351
 Federal Income Taxes Recoverable              174,110               24,162
 Deferred Tax Asset                            368,287              145,516
 Receivables from parent, subsidiaries
  and affiliates                                10,223               32,272
 Other Assets                                  283,676              156,908
 Separate Account Assets                    50,551,150           81,072,392
                                        --------------       --------------
                 TOTAL ADMITTED ASSETS     $65,460,546          $89,347,777
                                        --------------       --------------
LIABILITIES
 Aggregate Reserves for Life and
  Accident and Health Policies             $10,797,749           $5,976,074
 Liability for Deposit Type Contracts           70,266               73,736
 Policy and Contract Claim Liabilities          33,836               31,281
 Asset Valuation Reserve                         6,004               46,855
 Payable to Parent, Subsidiaries or
  Affiliates                                    39,493               41,011
 Accrued Expense Allowances and Other
  Amounts Due From Separate Accounts        (1,642,086)          (2,471,367)
 Other Liabilities                           3,426,276            2,021,207
 Separate Account Liabilities               50,551,150           81,072,392
                                        --------------       --------------
                     TOTAL LIABILITIES      63,282,688           86,791,189
                                        --------------       --------------
CAPITAL AND SURPLUS
 Common Stock -- 3,000 Shares
  Authorized, 2,000 Shares Issued and
  Outstanding                                    2,500                2,500
 Gross Paid-In and Contributed Surplus       1,692,530            1,483,869
 Aggregate Write-Ins for Other Than
  Special Surplus Funds                        497,354              194,430
 Unassigned Funds                              (14,526)             875,789
                                        --------------       --------------
             TOTAL CAPITAL AND SURPLUS       2,177,858            2,556,588
                                        --------------       --------------
TOTAL LIABILITIES, CAPITAL AND SURPLUS     $65,460,546          $89,347,777
                                        --------------       --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                               (STATUTORY BASIS)
                 (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

                                                                              FOR THE YEARS ENDED DECEMBER 31,
                                                                      2008                  2007                  2006
---------------------------------------------------------------------------------------------------------------------------------
REVENUES
 Premiums and Annuity Considerations                                  $9,352,507           $10,313,501            $9,842,305
 Net Investment Income                                                   376,034               348,437               339,347
 Commissions and Expense Allowances on Reinsurance Ceded                 229,723               333,674                94,873
 Reserve Adjustment on Reinsurance Ceded                                 (18,161)           (1,710,405)           (1,659,418)
 Fee Income                                                            1,602,040             1,786,396             1,650,017
 Other Revenues                                                           71,925                83,752                15,635
                                                                 ---------------       ---------------       ---------------
                                                 TOTAL REVENUES       11,614,068            11,155,355            10,282,759
                                                                 ---------------       ---------------       ---------------
BENEFITS AND EXPENSES
 Death and Annuity Benefits                                              648,881               341,654               280,782
 Disability and Other Benefits                                             9,181                 7,588                18,311
 Surrenders and Other Fund Withdrawals                                 9,965,053             9,528,808             9,054,230
 Commissions                                                             834,850               962,917               864,564
 Increase (Decrease) in Aggregate Reserves for Life and
  Accident and Health Policies                                         4,809,456               (70,821)              274,407
 General Insurance Expenses                                              448,657               532,485               528,545
 Net Transfers from Separate Accounts                                 (1,671,681)             (237,153)             (675,124)
 Modified Coinsurance Adjustment on Reinsurance Assumed                 (339,634)             (509,774)             (530,122)
 Other Expenses                                                           99,317               144,927                55,838
                                                                 ---------------       ---------------       ---------------
                                    TOTAL BENEFITS AND EXPENSES       14,804,080            10,700,631             9,871,431
                                                                 ---------------       ---------------       ---------------
 Net (loss) gain from operations before federal income tax
  expense                                                             (3,190,012)              454,724               411,328
 Federal income tax (benefit) expense                                   (245,745)               88,449                31,961
                                                                 ---------------       ---------------       ---------------
                                NET (LOSS) GAIN FROM OPERATIONS       (2,944,267)              366,275               379,367
                                                                 ---------------       ---------------       ---------------
 Net realized capital gains (losses), after tax                          961,162               (81,759)              (40,656)
                                                                 ---------------       ---------------       ---------------
                                              NET (LOSS) INCOME      $(1,983,105)             $284,516              $338,711
                                                                 ---------------       ---------------       ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY BASIS)
                    (AMOUNTS IN THOUSANDS EXCEPT SHARE DATA)

                                                                                 FOR THE YEARS ENDED DECEMBER 31,
                                                                           2008                2007                2006
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK -- 3,000 SHARES AUTHORIZED, 2,000 SHARES ISSUED AND
 OUTSTANDING
                                                                       -------------       -------------       -------------
 Balance, Beginning and End of Year                                           $2,500              $2,500              $2,500
                                                                       -------------       -------------       -------------
GROSS PAID-IN AND CONTRIBUTED SURPLUS,
 Beginning of Year                                                         1,483,869           1,376,953           1,371,883
 Capital Contribution                                                        208,661             106,916               5,070
                                                                       -------------       -------------       -------------
                                                 BALANCE, END OF YEAR      1,692,530           1,483,869           1,376,953
                                                                       -------------       -------------       -------------
AGGREGATE WRITE-INS FOR OTHER THAN SPECIAL SURPLUS FUNDS
 Beginning of Year                                                           194,430                  --                  --
 Gain on Inforce Reinsurance                                                   3,310             194,430                  --
 Permitted Practice DTA                                                      299,614                  --
                                                                       -------------       -------------       -------------
                                                 BALANCE, END OF YEAR        497,354             194,430                  --
                                                                       -------------       -------------       -------------
UNASSIGNED FUNDS
 Balance, Beginning of Year                                                  875,789             288,226             115,883
 Net (loss) Income                                                        (1,983,105)            284,516             338,711
 Change in Net Unrealized Capital Losses on Common Stocks and Other
  Invested Assets                                                            731,679             262,434             (35,674)
 Change in Net Unrealized Foreign Exchange Capital Losses                    (34,794)             (5,386)              2,957
 Change in Net Deferred Income Tax                                           669,251             (82,891)             30,476
 Change in Asset Valuation Reserve                                            40,851              (5,311)             (6,795)
 Change in Non-Admitted Assets                                              (182,691)            100,351             (42,153)
 Change in Reserve on Account of Change in Valuation Basis                    23,935             236,861                  --
 Change in Liability for Reinsurance in Unauthorized Companies                   559                (198)               (179)
 Correction of Reserves and Tax Liabilities                                       --               4,187                  --
 Dividends to Stockholder                                                   (156,000)           (207,000)           (115,000)
                                                                       -------------       -------------       -------------
                                                 BALANCE, END OF YEAR        (14,526)            875,789             288,226
                                                                       -------------       -------------       -------------
CAPITAL AND SURPLUS,
                                                                       -------------       -------------       -------------
 End of year                                                              $2,177,858          $2,556,588          $1,667,679
                                                                       -------------       -------------       -------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                               (STATUTORY BASIS)
                 (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

                                                                              FOR THE YEARS ENDED DECEMBER 31,
                                                                      2008                  2007                  2006
---------------------------------------------------------------------------------------------------------------------------------
OPERATING ACTIVITIES
 Premiums and Annuity Considerations                                  $9,351,978           $10,306,169            $9,836,688
 Net Investment Income                                                   408,199               378,000               383,972
 Miscellaneous Income                                                  1,885,933               493,502                98,373
                                                                 ---------------       ---------------       ---------------
  Total Income                                                        11,646,110            11,177,671            10,319,033
                                                                 ---------------       ---------------       ---------------
 Benefits Paid                                                        10,733,727            10,132,212             9,346,769
 Federal Income Tax Payments (Recoveries)                                (96,263)               71,171              (103,806)
 Net Transfers from Separate Accounts                                 (1,671,681)             (204,517)             (188,413)
 Other Expenses                                                       (2,295,760)              332,141             1,011,284
                                                                 ---------------       ---------------       ---------------
  Total Benefits and Expenses                                          6,670,023            10,331,007            10,065,834
                                                                 ---------------       ---------------       ---------------
                      NET CASH PROVIDED BY OPERATING ACTIVITIES        4,976,087               846,664               253,199
                                                                 ---------------       ---------------       ---------------
INVESTING ACTIVITIES
 PROCEEDS FROM INVESTMENTS SOLD AND MATURED
 Bonds                                                                   779,818             1,526,875             1,959,478
 Common and Preferred Stocks                                              38,676               149,356                24,070
 Mortgage Loans                                                           17,014                63,357                 8,746
 Derivatives and Other                                                   878,786               (32,175)              (16,109)
                                                                 ---------------       ---------------       ---------------
  Total Investment Proceeds                                            1,714,294             1,707,413             1,976,185
                                                                 ---------------       ---------------       ---------------
 COST OF INVESTMENTS ACQUIRED
 Bonds                                                                 3,706,708             2,269,295             1,682,961
 Common and Preferred Stocks                                              19,943               214,967               140,727
 Mortgage Loans                                                          278,706               253,365                70,991
 Real Estate                                                                  --                 2,781                 1,125
 Derivatives and Other                                                 1,529,747               384,420               109,533
                                                                 ---------------       ---------------       ---------------
  Total Investments Acquired                                           5,535,104             3,124,828             2,005,337
                                                                 ---------------       ---------------       ---------------
 Net Increase in Policy Loans                                             11,147                19,142                   720
                                                                 ---------------       ---------------       ---------------
                         NET CASH USED FOR INVESTING ACTIVITIES       (3,831,957)           (1,436,557)              (29,872)
                                                                 ---------------       ---------------       ---------------
FINANCING AND MISCELLANEOUS ACTIVITIES
 Capital Contribution                                                    208,661               100,000                    --
 Dividends to Stockholder                                               (156,000)              (57,726)             (115,000)
 Funds Held Under Reinsurance Treaties with Unauthorized
  Reinsurers                                                           1,013,639               646,001                    --
 Net Other Cash (Used) Provided                                         (449,560)                 (747)               13,463
                                                                 ---------------       ---------------       ---------------
    NET CASH PROVIDED BY (USED FOR) FINANCING AND MISCELLANEOUS
                                                     ACTIVITIES          616,740               687,528              (101,537)
                                                                 ---------------       ---------------       ---------------
 Net Increase in Cash and Short-Term Investments                       1,760,870                97,635               121,790
 Cash and Short-Term Investments, Beginning of Year                      565,283               467,648               345,858
                                                                 ---------------       ---------------       ---------------
                   CASH AND SHORT-TERM INVESTMENTS, END OF YEAR       $2,326,153              $565,283              $467,648
                                                                 ---------------       ---------------       ---------------
Note: Supplemental disclosures of cash flow information for
 non-cash transactions:
 Capital contribution from parent to settle intercompany
  balances related to stock compensation                                   3,815                 6,916                 5,070
 Dividend of Assets to Affiliate Champlain Life Reinsurance
  Company                                                                     --               149,274                    --

                       SEE NOTES TO FINANCIAL STATEMENTS.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
(STATUTORY BASIS)
(IN THOUSANDS)

--------------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS:

Hartford Life and Annuity Insurance Company (the "Company") is a wholly-owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"). HLI is indirectly owned by The Hartford Financial Services Group, Inc. ("The Hartford").

The Company offers a complete line of fixed and variable annuities, universal and traditional individual life insurance and benefit products such as disability insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

BASIS OF PRESENTATION

The accompanying statutory basis financial statements have been prepared in conformity with statutory accounting practices prescribed or permitted by the State of Connecticut Department of Insurance ("the Department"). The Department recognizes only statutory accounting practices prescribed or permitted by Connecticut for determining and reporting the financial condition and results of operations of an insurance company and for determining solvency under State of Connecticut Insurance Law. The National Association of Insurance Commissioners' Accounting Practices and Procedures Manual ("NAIC SAP") has been adopted as a component of prescribed practices by Connecticut. A difference prescribed by Connecticut state law, allows the Company to obtain a reinsurance reserve credit for a reinsurance treaty which provides for a limited right of unilateral cancellation by the reinsurer. Even if the Company did not obtain reinsurance reserve credit for this reinsurance treaty, the Company's risk-based capital would not have triggered a regulatory event.

The Company has received approval from the Connecticut Insurance Department regarding the use of a permitted practice related to the statutory accounting for deferred income taxes as of December 31, 2008. This permitted practice modifies the accounting for deferred income taxes prescribed by NAIC SAP by increasing the realization period for deferred tax assets from one year to three years and increasing the asset recognition limit from 10% to 15% of adjusted statutory capital and surplus. The benefits of this permitted practice may not be considered by the Company when determining surplus available for dividends and the Company must maintain it's Risk Based Capital Ratio at or above 250%. The Company is also required to submit a quarterly certification of the Company's deferred tax asset calculation to the Connecticut Department of Insurance. If the Company had not used this permitted practice, the Company's risk-based capital would not have triggered a regulatory event.

The effect of the use of the above described practices prescribed and permitted by the Connecticut Insurance Department is shown in the reconciliation of the Company's net income and capital and surplus to NAIC SAP below:

                                                                           2008                2007                2006
---------------------------------------------------------------------------------------------------------------------------------
NET (LOSS) INCOME, STATE OF CONNECTICUT BASIS                           $ (1,983,105)          $ 284,516           $ 338,711
State prescribed practice:
Reinsurance reserve credit                                                  (142,389)             (7,492)             (3,876)
                                                                      --------------       -------------       -------------
Net (loss) income, NAIC SAP:                                             $(2,125,494)           $277,024            $334,835
                                                                      --------------       -------------       -------------
Statutory surplus, State of Connecticut basis                             $2,177,858          $2,556,588          $1,667,679
State permitted and prescribed practice
Reinsurance reserve credit -- prescribed practice                           (390,571)           (248,182)           (240,690)
Deferred income taxes -- permitted practice                                 (299,614)                 --                  --
                                                                      --------------       -------------       -------------
Statutory surplus, NAIC SAP:                                              $1,487,673          $2,308,406          $1,426,989
                                                                      --------------       -------------       -------------

The preparation of financial statements in conformity with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for life and accident and health policies, evaluation of other-than-temporary impairments and valuation of derivatives. Certain of these estimates are particularly sensitive to market conditions, and deterioration and/or volatility in the worldwide debt or equity markets could have a material impact on the financial statements. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

Certain reclassifications have been made to prior year financial information to conform to current year presentation.

STATUTORY ACCOUNTING VERSUS ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES ("GAAP")

Statutory accounting principles and GAAP differ in certain significant respects. These differences principally involve:

(1) treatment of policy acquisition costs (commissions, underwriting and selling expenses, etc.) and sales inducements which are charged to expense when incurred for statutory purposes rather than capitalized and amortized on a pro-rata basis over the expected life and gross profit stream of the policies for GAAP purposes;

(2) recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. For GAAP, when policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

(3) development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the NAIC, which may vary considerably from interest and mortality assumptions used under GAAP. Additionally for GAAP, reserves for guaranteed minimum death benefits are based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience, and, reserves for guaranteed withdrawal benefits are considered embedded derivatives and reported at fair value;

(4) excluding certain assets designated as non-admitted assets (e.g., negative Interest Maintenance Reserve, and past due agents' balances) from the admitted assets, liabilities and surplus statement for statutory purposes by directly charging surplus;

(5) the calculation of post-retirement benefits obligation which, for statutory accounting, excludes non-vested employees whereas GAAP liabilities include a provision for such employees; statutory and GAAP accounting permit either immediate recognition of the liability or straight-line amortization of the liability over a period not to exceed 20 years. For GAAP, The Hartford's obligation was immediately recognized, whereas, for statutory accounting, the obligation is being recognized ratably over a 20 year period;

(6) establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the original life to maturity of the asset sold (Interest Maintenance Reserve) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

(7) the reporting of reserves and benefits, net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;

(8) the reporting of fixed maturities at amortized cost for NAIC classes 1-5 and the lower of amortized cost or fair value for NAIC class 6 for statutory purposes, whereas GAAP requires that fixed maturities be classified as "held-to-maturity", "available-for-sale" or "trading", based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds were classified on a GAAP basis as "available-for-sale" and accordingly, those investments and common stocks were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity,

(9) for statutory purposes separate account liabilities are calculated using prescribed actuarial methodologies, which approximate the market value of separate account assets, less applicable surrender charges. The separate account surplus generated by these reserving methods is recorded as an amount due to or from the separate account on the statutory basis admitted assets, liabilities and surplus statement, with changes reflected in the statutory basis results of operations. On a GAAP basis, separate account assets and liabilities must meet specific conditions to qualify as a separate account asset or liability. Amounts reported for separate accounts assets and liabilities are based upon the fair value of the underlying assets;

(10) the consolidation of financial statements for GAAP reporting, whereas statutory accounting requires standalone financial statements with earnings of subsidiaries reflected as changes in unrealized gains or losses in surplus;

(11) deferred income taxes, which provide for statutory/tax temporary differences, are subject to limitation and are charged directly to surplus, whereas, GAAP would include GAAP/tax temporary differences and are charged as a component of net income;

(12) comprehensive income and its components are not presented in statutory financial statements;

(13) for statutory purposes derivative instruments that qualify for hedging, replication, or income generation are accounted for in a manner consistent with the hedged item, cash instrument and covered asset, respectively, typically amortized cost. Derivative instruments held for other investment and risk management activities, which do not receive hedge accounting treatment, receive fair value accounting for statutory purposes and are recorded at fair value with corresponding changes in value reported in unrealized gains and losses within surplus. For GAAP accounting derivative instruments are recorded at fair value with changes in value reported in earnings, with the exception of cash flow hedges and net investment hedges of a foreign operation, which are carried at fair value with changes in value reported as a separate component of Stockholder's Equity. In addition, statutory accounting does not record the hedge ineffectiveness on qualified hedge positions, whereas, GAAP records the hedge ineffectiveness in earnings; and

(14) embedded derivatives for statutory accounting are not bifurcated from the host contract, whereas, GAAP accounting requires the embedded derivative to be bifurcated from the host instrument, accounted and reported separately.

As of and for the years ended December 31, the significant differences between Statutory and GAAP basis net (loss) income and capital and surplus for the Company are as follows:

                                                                           2008                2007                2006
---------------------------------------------------------------------------------------------------------------------------------
GAAP Net (loss) Income                                                   $(2,431,996)           $348,883            $312,900
Deferral and amortization of policy acquisition costs, net                    56,711            (583,420)            (69,341)
Change in unearned revenue reserve                                           221,472             205,884             120,820
Deferred taxes                                                            (1,254,566)             76,671             (57,573)
Separate account expense allowance                                          (922,220)            382,281             143,649
Benefit reserve adjustment                                                   359,517            (328,431)            (91,421)
Prepaid reinsurance adjustment                                                  (967)              3,703                 615
Sales inducements                                                            (56,624)            (30,167)            (21,576)
Derivatives                                                                1,870,871             263,627              60,110
Realized capital gains (losses)                                              441,220            (114,173)            (46,589)
Goodwill impairment                                                           76,895                  --                  --
Other, net                                                                  (343,419)             59,658             (12,883)
                                                                      --------------       -------------       -------------
                                         STATUTORY NET (LOSS) INCOME     $(1,983,106)           $284,516            $338,711
                                                                      --------------       -------------       -------------

                                                                           2008                2007                2006
---------------------------------------------------------------------------------------------------------------------------------
GAAP Stockholder's Equity                                                 $1,543,717          $4,153,194          $3,916,947
Deferred policy acquisition costs                                         (5,679,729)         (5,187,834)         (4,583,199)
Unearned revenue reserve                                                   1,191,670             861,421             648,448
Deferred taxes                                                              (645,626)            475,659             383,837
Separate account expense allowance                                         1,561,059           2,473,554           2,089,536
Unrealized gains on investments                                              806,123              56,340            (117,113)
Benefit reserve adjustment                                                 3,327,187             (44,469)           (274,921)
Asset valuation reserve                                                       (6,004)            (46,855)            (41,544)
Prepaid reinsurance premium                                                  (49,200)            (40,877)            (33,931)
Goodwill                                                                     (93,206)           (170,100)           (170,100)
Reinsurance ceded                                                            111,406                (569)           (200,371)
Other, net                                                                   110,461              27,124              50,090
                                                                      --------------       -------------       -------------
                                       STATUTORY CAPITAL AND SURPLUS      $2,177,858          $2,556,588          $1,667,679
                                                                      --------------       -------------       -------------

AGGREGATE RESERVES FOR LIFE AND ACCIDENT AND HEALTH POLICIES AND CONTRACTS AND LIABILITY FOR DEPOSIT TYPE CONTRACTS

Aggregate reserves for payment of future life, health and annuity benefits are computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1958, 1980 and 2001 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.25% to 6%. Accumulation and on-benefit annuity reserves are based principally on individual and group annuity tables at various rates ranging from 2.50% to 9.50% and using the Commissioner's Annuity Reserve Valuation Method ("CARVM").

For non-interest sensitive ordinary life plans, the Company waives deduction of deferred fractional premiums upon death of insured. Return of the unearned portion of the final premium is governed by the terms of the contract. The Company does not have any forms for which the cash values are in excess of the legally computed reserve.

Extra premiums are charged for substandard lives, in addition to the regular gross premiums for the true age. Mean reserves for traditional insurance products are determined by computing the regular mean reserve for the plan at the true age, and adding one-half (1/2) of the extra premium charge for the year. For plans with explicit mortality charges, mean reserves are based on appropriate multiples of standard rates of mortality.

During 2008, the Company changed it's reserving methodologies relating to CARVM calculations for two blocks of Fortis Adaptable life policies. The change resulted in a basis change which lowered reserves by $23,935 and was reported as a direct increase to surplus.

During 2007, the State of Connecticut Insurance Department approved changes to certain reserving methodologies. The reserve valuation basis for variable annuities was changed from "continuous" CARVM to "curtate" CARVM. The change resulted in a basis change which lowered reserves by $236,861 and was reported as a direct increase to surplus.

As of December 31, 2008 and 2007, the Company had $14,464,897 and $10,136,370,
respectively, of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the State of Connecticut. Reserves to cover the above insurance at December 31, 2008 and 2007 totaled $60,552 and $31,284, respectively.

The Company has established separate accounts to segregate the assets and liabilities of certain life insurance, pension and annuity contracts that must be segregated from the Company's general account assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at fair value. Premiums, benefits and expenses relating to these contracts are reported in the statutory basis statements of operations.

An analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics as of December 31, 2008 (including general and separate account liabilities) are as follows

                                                                     % OF
SUBJECT TO DISCRETIONARY WITHDRAWAL:                   AMOUNT       TOTAL
--------------------------------------------------------------------------------
With market value adjustment:
 In a lump sum reflecting changes in interest
  rates or asset values                                $2,464,756      4.73%
 In installments over 5 years or more, with or
  w/o reduction in interest rates                              --      0.00%
At book value, less current surrender charge of
 5% or more                                               869,809      1.67%
At market value                                        46,229,124     88.64%
                                                   --------------  --------
         TOTAL WITH ADJUSTMENT OR AT MARKET VALUE      49,563,689     95.03%
                                                   --------------  --------
At book value without adjustment (minimal or no
 charge or adjustment):
 In a lump sum without adjustment                         296,080      0.57%
 Installments over less than 5 years                           --      0.00%
 In a lump sum subject to a fixed surrender
  charge of less than 5%                                1,957,509      3.75%
 In a lump sum subject to a surrender charge                   --      0.00%
 All others                                                    --      0.00%
Not subject to discretionary withdrawal                   337,683      0.65%
                                                   --------------  --------
                                     TOTAL, GROSS      52,154,961    100.00%
Reinsurance ceded                                              --      0.00%
                                                   --------------  --------
                                       TOTAL, NET     $52,154,961    100.00%
                                                   --------------  --------
Reconciliation of total annuity actuarial
 reserves and deposit fund liabilities:
Life and Accident & Health Annual Statement:
 Exhibit 5, Annuities Section, Total (net)             $5,777,961
 Exhibit 5, Supplementary Contract Section, Total
  (net)                                                     4,540
 Exhibit 7, Deposit-Type Contracts Section,
  Column 1, Line 14                                        70,266
                                                   --------------
                                         SUBTOTAL       5,852,767
Separate Account Annual Statement
 Exhibit 3, Column 2, Line 0299999                     46,302,194
 Exhibit 3, Column 2, Line 0399999                             --
 Policyholder dividend and coupon accumulations                --
 Policyholder premiums                                         --
 Guaranteed interest contracts                                 --
 Other contract deposit funds                                  --
                                                   --------------
                                         SUBTOTAL      46,302,194
                                                   --------------
                                   COMBINED TOTAL     $52,154,961
                                                   --------------

INVESTMENTS

Investments in bonds are carried at amortized cost except for those securities that are deemed ineligible to be held at amortized cost by the NAIC Securities Valuation Office ("SVO"), which are carried at the lower of amortized cost or fair value. Short-term investments include all investments whose maturities, at the time of acquisition, are one year or less and are stated at amortized cost. Unaffiliated common stocks are carried at fair value with the change in the difference from cost recorded as a change in net unrealized capital gains (losses), a component of unassigned surplus. Unaffiliated preferred stocks are carried at cost, lower of cost or amortized cost, or fair values depending on the assigned credit rating and whether the preferred stock is redeemable or non-redeemable. Investments in common and preferred stocks of subsidiaries and affiliates of the Company are carried in accordance with Statement of Statutory Accounting Principles ("SSAP") No. 97 (Investment in Subsidiary, Controlled, and Affiliated Entities, a replacement of SSAP No. 88) based on their underlying equity generally adjusted to a statutory basis. Mortgage loans on real estate are stated at the outstanding principal balance. Policy loans are carried at outstanding balance, which approximates fair value.

Interest income on bonds and mortgage loans is recognized when earned on the constant effective yield method based on estimated principal repayments, if applicable. For bonds subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future principal repayments. The new effective yields used for fixed rate and variable rate loan-backed securities are recalculated on a retrospective and prospective basis, respectively. The Company has not elected to use the book value as of January 1, 1994 as the cost for applying the retrospective adjustment method to securities purchased prior to that date. Investment income on interest only securities is determined using the prospective method.

Prepayment fees on bonds and mortgage loans are recorded in net investment income when earned. Dividends are recorded as earned on the ex-dividend date. For bond investments, other than loan-backed securities, that have had an other-than-temporary impairment loss, income is earned on the effective yield method based upon the new cost basis and the amount and timing of future estimated cash flows.

Due and accrued investment income amounts over 90 days past due are non-admitted. There was no investment income due and accrued excluded from surplus at December 31, 2008 and 2007.

Net realized gains and losses from investment sales are determined on a specific identification basis. Net realized capital gains and losses also result from termination or settlement of derivative contracts that do not qualify, or are not designated, as a hedge for accounting purposes. Impairments are recognized within net realized capital losses when investment losses in value are deemed other-than-temporary. Foreign currency transaction gains and losses are also recognized within net realized capital gains and losses.

The Asset Valuation Reserve ("AVR") is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The AVR balances were $6,004 and $46,855 as of December 31, 2008, 2007 respectively. Additionally, the Interest Maintenance Reserve ("IMR") captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond, preferred stock or mortgage loan sold. The IMR balances as of December 31, 2008 and 2007 were $(7,165), and $(10,988) respectively. The 2008 and 2007 IMR balances were asset balances and were reflected as a component of non-admitted assets in Unassigned Funds in accordance with statutory accounting practices. The net capital gains (losses) captured in the IMR, net of taxes, in 2008, 2007, and 2006 were $3,339, $(10,549) and $(15,707), respectively. The amount of (expense) or income amortized from the IMR net of taxes in 2008, 2007 and 2006 included in the Company's Statements of Operations, was $(484), $(86) and $2,664, respectively. Realized capital gains and losses, net of taxes, not included in the IMR are reported in the Statement of Operations.

The Company's accounting policy requires that a decline in the value of a bond or equity security, that is not subject to SSAP No. 43 (Loan-backed and Structured Securities), below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. If the decline in value of a bond or equity security is other-than-temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost or amortized cost basis of the security. In addition, for securities expected to be sold, an other-than-temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to its cost or amortized cost basis prior to the expected date of sale. The fair value of the other-than-temporarily impaired investment becomes its new cost basis. The Company has a security monitoring process overseen by a committee of investment and accounting professionals that identifies securities that, due to certain characteristics, as described below, are subjected to an enhanced analysis on a quarterly basis.

Securities that are in an unrealized loss position are reviewed at least quarterly to determine if an other-than-temporary impairment is present based on certain quantitative and qualitative factors. The primary factors considered in evaluating whether a decline in value for securities not subject to SSAP No. 43 is other-than-temporary include: (a) the length of time and the extent to which the fair value has been less than cost or amortized cost, (b) the financial condition, credit rating and near-term prospects of the issuer, (c) whether the debtor is current on contractually obligated interest and principal payments, and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery. Once an impairment charge has been recorded, the Company continues to review the other-than-temporarily impaired securities for further other-than-temporary impairments on an ongoing basis.

Additionally, for certain securitized financial assets with contractual cash flows (including asset-backed securities), SSAP No. 43 requires the Company to periodically update their best estimate of cash flows over the life of the security. If management determines that the estimated undiscounted cash flows of a security are less than its amortized cost, then an other-than-temporary impairment charge is recognized equal to the difference between the amortized cost and undiscounted estimated cash flows of the security. The undiscounted estimated cash flows of the impaired investment become its new cost basis. Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. As a result, actual results may differ from estimates. In addition, projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral.

Net realized capital losses resulting from write-downs for other-than-temporary impairments on corporate and asset-backed fixed maturities was $92,544, $560 and $0 for the years ended December 31, 2008, 2007 and 2006. Net realized capital losses resulting from write-downs for other-than-temporary impairments on equities was $20,786, $1,664 and $0 for the years ended December 31, 2008, 2007 and 2006, respectively.

Mortgage loans on real estate are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. For mortgage loans that are determined to be impaired, a valuation allowance is established for the difference between the carrying amount and the Company's share of the fair value of the collateral. Changes in valuation allowances are recorded in net realized capital gains and losses. The Company does not have a valuation reserve as of December 31, 2008, 2007 and 2006, respectively.

ADOPTION OF ACCOUNTING STANDARDS

SSAP No. 98 -- Treatment of Cashflows When Quantifying Changes in Valuation and Impairments, An Amendment to SSAP 43 -- Loan Backed and Structured Securities (SSAP No. 98), was issued by the Statutory Accounting Issues Working Group of the NAIC's Accounting Practice and Procedures Task force during 2008. SSAP No. 98 more closely aligns the statutory accounting impairment rules with the more conservative U.S. GAAP accounting principles. SSAP 98 is effective on September 30, 2009 with early adoption permitted. The Company does not expect the implementation of SSAP 98 to have a material impact on the Company's financial statements.

SSAP No. 97 -- Investments in Subsidiary, Controlled and Affiliated Entities (SSAP No. 97), was issued by the Statutory Accounting Issues Working Group of the NAIC's Accounting Practice and Procedures Task force during 2007. SSAP No. 97 defines the appropriate valuation for subsidiaries and affiliates of insurance companies. It was effective on January 1, 2008, and did not have a material impact on the Company's financial statements.

SSAP No. 96 -- Settlement Requirements for Intercompany Transactions (SSAP No.
96), was issued by the Statutory Accounting Issues Working Group of the NAIC's Accounting Practice and Procedures Task Force December 11, 2006. SSAP No. 96 establishes a statutory aging threshold for admission of loans and advances to related parties outstanding as of the reporting date. In addition, this statement establishes an aging threshold for admission of receivables associated with transactions for services provided to related parties outstanding as of the reporting date. It was effective December 31, 2007, and did not have a material impact on the Company's financial statements.

3. INVESTMENTS:

For the years ended December 31,

(A) COMPONENTS OF NET INVESTMENT INCOME

                                            2008             2007        2006
--------------------------------------------------------------------------------
Interest income from bonds and
 short-term investments                    $343,501         $335,302    $306,123
Interest income from policy loans            22,535           21,532      21,199
Interest income from mortgage loans          26,596           17,414       9,591
Interest and dividends from other
 investments                                 (9,818)           9,101       9,577
                                         ----------       ----------  ----------
Gross investment income                     382,814          383,349     346,490
Less: investment expenses                     6,780           34,912       7,143
                                         ----------       ----------  ----------
                  NET INVESTMENT INCOME    $376,034         $348,437    $339,347
                                         ----------       ----------  ----------

(B) COMPONENTS OF NET UNREALIZED CAPITAL LOSSES ON BONDS AND SHORT TERM INVESTMENTS

                                 2008              2007             2006
--------------------------------------------------------------------------------
Gross unrealized
 capital gains                    $89,940          $86,420          $95,839
Gross unrealized
 capital losses                  (981,592)        (152,307)         (62,923)
Net unrealized capital
 (losses) gains                  (891,652)         (65,887)          32,916
Balance, beginning of
 year                             (65,887)          32,916           41,257
                              -----------       ----------       ----------
          CHANGE IN NET
     UNREALIZED CAPITAL
        LOSSES ON BONDS
         AND SHORT-TERM
            INVESTMENTS         $(825,765)        $(98,803)         $(8,341)
                              -----------       ----------       ----------

(C) COMPONENTS OF NET UNREALIZED CAPITAL (LOSSES) GAINS ON COMMON STOCKS AND PREFERRED STOCKS

                                   2008             2007            2006
--------------------------------------------------------------------------------
Gross unrealized capital gains         $245          $1,751          $3,778
Gross unrealized capital
 losses                            (157,708)        (56,041)        (36,376)
                                -----------       ---------       ---------
Net unrealized capital losses      (157,463)        (54,290)        (32,598)
Balance, beginning of year          (54,290)        (32,598)        (30,969)
                                -----------       ---------       ---------
      CHANGE IN NET UNREALIZED
        CAPITAL (LOSSES) GAINS
ON COMMON STOCKS AND PREFERRED
                        STOCKS    $(103,173)       $(21,692)        $(1,629)
                                -----------       ---------       ---------

(D) COMPONENTS OF NET REALIZED CAPITAL GAINS (LOSSES)

                                                                  2008               2007               2006
---------------------------------------------------------------------------------------------------------------------
Bonds and short-term investments                                 $(103,639)          $(13,496)          $(19,176)
Common stocks                                                         (784)               (11)                43
Preferred stocks                                                   (27,428)            (2,546)              (502)
Other invested assets                                            1,095,885            (72,007)           (40,976)
                                                              ------------       ------------       ------------
Realized capital gains (losses)                                    964,034            (88,060)           (60,611)
Capital gains tax benefit                                             (467)             4,248             (4,248)
                                                              ------------       ------------       ------------
Net realized capital losses, after tax                             964,501            (92,308)           (56,363)
Less: amounts transferred to IMR                                     3,339            (10,549)           (15,707)
                                                              ------------       ------------       ------------
              NET REALIZED CAPITAL (LOSSES) GAINS, AFTER TAX      $961,162           $(81,759)          $(40,656)
                                                              ------------       ------------       ------------

For the years ended December 31, 2008, 2007 and 2006, sales of unaffiliated bonds and short-term investments resulted in proceeds of $1,083,622, $1,478,584 and $1,771,232, gross realized capital gains of $13,331, $13,287 and $9,836, and gross realized capital losses of $29,008, $26,224 and $29,012 respectively, before transfers to the IMR.

For the years ended December 31, 2008, 2007 and 2006, sales of common and preferred stocks resulted in proceeds of $18,884, $149,356 and $24,070, gross realized capital gains of $11, $62 and $43, and gross realized capital losses of $7,437, $955 and $502, respectively.

(E) INVESTMENTS -- DERIVATIVE INSTRUMENTS

OVERVIEW

The Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards, futures and options through one of four Company approved objectives: to hedge risk arising from interest rate, equity market, credit spread including issuer defaults, price or foreign currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into income generation or replication transactions. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow, or net investment in a foreign operation), income generation, replication, or held for other investment and/or risk management activities, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting under SSAP No. 86. The Company's derivative transactions are used in strategies permitted under the derivative use plans required by the State of Connecticut, State of Illinois, and State of New York insurance departments.

Interest rate swaps and index swaps involve the periodic exchange of payments with other parties, at specified intervals, calculated using the agreed upon rates or indices and notional principal amounts. Generally, no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.

Credit default swaps entitle one party to receive a periodic fee in exchange for an obligation to compensate the other party should a credit event occur on the part of the issuer.

Interest rate cap and floor contracts entitle the purchaser to receive from the issuer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike interest rate or falls below the floor strike interest rate, applied to a notional principal amount. A premium payment is made by the purchaser of the contract at its inception, and no principal payments are exchanged.

Forward contracts are customized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument.

Financial futures are standardized commitments to either purchase or sell designated financial instruments at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities or cash, and changes in the futures' contract values are settled daily in cash.

Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There may also be a periodic exchange of payments at specified intervals calculated using the agreed upon rates and exchanged principal amounts.

STRATEGIES

The notional value, fair value, and carrying value of derivative instruments used during the year are disclosed in the strategy discussions below. During the year 2008 and 2007, the Company did not transact in or hold any positions related to net investment hedges in a foreign operation, fair value hedges, or income generation transactions. The notional amounts of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. Notional amounts pertaining to derivative instruments at December 31, 2008 and 2007, were $13,610,197 and $17,006,125, respectively.
The fair value of derivative instruments are based upon widely accepted pricing valuation models which utilize independent third party data as inputs or independent broker quotations. The Company did not have any material unrealized gains or losses during the reporting period representing the component of the derivative instruments gain or loss from derivatives that no longer qualify for hedge accounting. The fair value of derivative instruments at December 31, 2008 and 2007, were $1,859,441 and $472,283, respectively. As of December 31, 2008 and 2007, the average fair value for derivatives held for other investment and/or risk management activities was $963,117 and $314,434, respectively. The carrying value of derivative instruments at December 31, 2008 and 2007, were $1,764,939 and $466,251, respectively.

CASH-FLOW HEDGES

INTEREST RATE SWAPS: Interest rate swaps are primarily used to convert interest receipts on floating-rate fixed maturity investments to fixed rates. Forward starting swap agreements are used to hedge the interest rate exposure of anticipated future purchases of fixed rate securities. The maximum length of time over which the Company is hedging exposure to the variability of future cash flows for forecasted transactions, excluding those forecasted transactions related to the payment of variable interest on existing financial instruments, is five years. There were no gains and losses classified in unrealized gains and losses related to cash flow hedges that have been discontinued because it was no longer probable that the original forecasted transactions would occur by the end of the originally specified time period. As of December 31, 2008 and 2007, interest rate swaps used in cash flow hedge relationships had a notional value of $235,000 and $150,000, respectively, a fair value of $72,937 and $(341), respectively, and a carrying value of $0.

FOREIGN CURRENCY SWAPS: Foreign currency swaps are used to convert foreign denominated cash flows associated with certain foreign denominated fixed maturity investments to U.S. dollars. The foreign fixed maturities are primarily denominated in euros and are hedged to minimize cash flow fluctuations due to changes in currency rates. As of December 31, 2008 and 2007, foreign currency swaps used in cash flow hedge relationships had a notional value of $176,393 and $192,393, respectively, a fair value of $19,874 and $(23,535), respectively, and a carrying value of $(1,691) and $(29,875), respectively.

REPLICATION TRANSACTIONS

CREDIT DEFAULT SWAPS: The Company periodically enters into credit default swaps as part of replication transactions. Credit default swaps used in replication transactions had a notional value at December 31, 2008 and 2007, of $0, and $7,500, respectively, a fair value of $0 and $33, respectively, and a carrying value of $0.

OTHER INVESTMENT AND RISK MANAGEMENT ACTIVITIES

INTEREST RATE CAPS: The Company is exposed to policyholder surrenders during a rising interest rate environment. Interest rate cap contracts are used to mitigate the Company's loss in a rising interest rate environment. The increase in yield from the cap contracts in a rising interest rate environment may be used to raise credited rates, thereby increasing the Company's competitiveness and reducing the policyholder's incentive to surrender. As of December 31, 2008 and 2007, interest rate caps used to mitigate risk in a rising interest rate environment had a notional value of $80,767 and $580,767, respectively, a fair value of $655 and $2,435, respectively, and a carrying value of $655 and $2,435, respectively. For the years ended December 31, 2008, 2007 and 2006, derivative contracts in this strategy reported a loss of $(5,450), $(6,239) and $(235), respectively, in realized capital gains and losses.

CREDIT DEFAULT SWAPS: The Company enters into swap agreements in which the Company reduces or assumes credit exposure from an individual entity. As of December 31, 2008 and 2007, credit default swaps had a notional value of $355,316 and

$447,700, respectively, a fair value of $37,463 and $3,597, respectively, and a carrying value of $37,463 and $3,597 respectively. For the years ended December 31, 2008, 2007 and 2006, credit default swaps reported a gain of $20,185, a gain of $1,453 and a loss of $(19), respectively, in realized capital gains and losses. In addition, the Company may enter into credit default swaps to terminate existing swaps in hedging relationships, thereby offsetting the changes in value of the original swap. As of December 31, 2008 and 2007, credit default swaps in offsetting relationships had a notional value of $140,000 and $0, respectively, a fair value of $0, and a carrying value of $0. For the years ended 2008, 2007 and 2006, there were no realized gains and losses on credit default swaps in offsetting relationships.

FUTURES CONTRACTS, EQUITY INDEX OPTIONS, TOTAL RETURN INDEX, AND INTEREST RATE SWAP CONTRACTS: The Company enters into interest rate futures, S&P 500 and NASDAQ index futures contracts and put and call options, as well as interest rate, total return Europe, Australasia, and Far East ("EAFE") and equity volatility and dividend swap contracts to hedge exposure to the volatility associated with the portion of the guaranteed minimum withdrawal benefit ("GMWB") liabilities which are not reinsured and to periodically hedge anticipated GMWB new business. In 2007, the Company entered into a customized swap contract to hedge certain risk components for the remaining term of certain blocks of non-reinsured GMWB riders. As of December 31, 2008 and 2007, derivative contracts in this strategy had a notional value of $10,136,044 and $14,946,569, respectively, a fair value of $1,565,020 and $495,575, respectively, and a carrying value of $1,565,020 and $495,575, respectively. For the years ended December 31, 2008, 2007 and 2006, derivative contracts in this strategy reported a gain of $1,006,992, a loss of $(48,528) and $(25,898), respectively, in realized capital gains and losses.

INTEREST RATE SWAPS: The Company enters into interest rate swaps to manage duration risk between assets and liabilities. As of December 31, 2008 and 2007, interest rate swaps had a notional value of $75,000 and $636,500, respectively, a fair value of $319 and $(1,777), respectively, and a carrying value of $319 and $(1,777), respectively. For the years ended December 31, 2008, 2007 and 2006, interest rate swaps reported a gain of $6,056, $447 and $772, respectively, in realized capital gains and losses. In addition, the Company may enter into interest rates swaps to terminate existing swaps in hedging relationships, and thereby offsetting the changes in value in the original swap. As of December 31, 2008 and 2007, interest rate swaps in offsetting relationships had a notional value of $225,000 and $20,000, respectively, a fair value of $(13,301) and $297, respectively, and a carrying value of $(13,301) and $297, respectively. For the year ended December 31, 2008, interest rate swaps in offsetting relationships reported a gain of $2,316. For the years ended 2007 and 2006, there were no realized gains and losses on interest rate swaps in offsetting relationships.

EQUITY INDEX OPTIONS AND FUTURES: The Company purchases S&P 500 options contracts as well as futures to economically hedge the statutory reserve impact of equity volatility arising primarily from guaranteed minimum death benefits ("GMDB") and guaranteed minimum withdrawal benefits ("GMWB") obligations against a decline in the equity markets. As of December 31, 2008 and 2007, derivative contracts in this strategy had a notional value $1,870,478 and $0, respectively, a fair value of $134,852 and $0, respectively, and a carrying value of $134,852 and $0, respectively. For the years ended December 31, 2008, 2007 and 2006, derivative contracts in this strategy reported a loss of $(13,503), $(16,876) and $(6,573), respectively, in realized capital gains and losses.

FOREIGN CURRENCY SWAPS AND FORWARDS: The Company enters into foreign currency swaps to hedge the foreign currency exposures in certain of its foreign fixed maturity investments. In addition, foreign currency and forward contracts convert euros to yen in order to economically hedge the foreign currency risk associated with certain Japanese variable annuity products that are assumed by Hartford Life and Annuity Insurance Company. As of December 31, 2008 and 2007, foreign currency swaps and forwards had a notional value of $315,699 and $44,196, respectively, a fair value of $41,393 and $(3,756), respectively, and a carrying value of $41,393 and $(3,756), respectively. For the years ended December 31, 2008, 2007 and 2006, derivative contracts in this strategy reported a loss of $(773), a gain of $599 and a loss of $(805), respectively, in realized capital gains and losses.

WARRANTS: During 2003, the Company received warrant contracts as part of a reinsurance treaty settlement. As of December 31, 2008 and 2007, the warrants had a notional value of $500, a fair value of $229 and $52, respectively, and a carrying value of $229 and $52, respectively. There were no realized gains and losses during the years 2008, 2007 and 2006.

CREDIT RISK ASSUMED THROUGH CREDIT DERIVATIVES

The Company enters into credit default swaps that assume credit risk from a referenced index or asset pool in order to synthetically replicate investment transactions. In addition, the Company may enter into credit default swaps that assume credit risk to terminate existing credit default swaps that reduce credit risk, thereby offsetting the changes in value of the original swap."

The Company will receive periodic payments based on an agreed upon rate and notional amount and will only make a payment if there is a credit event. A credit event payment will typically be equal to the notional value of the swap contract less the value of the referenced security issuer's debt obligation. A credit event is generally defined as default on contractually obligated interest or principal payments or bankruptcy of the referenced entity. The credit default swaps in which the Company assumes credit risk primarily reference investment grade baskets of up to five corporate issuers and diversified portfolios of corporate issuers. The diversified portfolios of corporate issuers are established within sector concentration limits and are typically divided into tranches that possess different credit ratings.

The following table presents the notional amount, fair value, carrying value, weighted average years to maturity, underlying referenced credit obligation type and average credit ratings, and offsetting notional amount, fair value and carrying value for credit derivatives in which the Company is assuming credit risk as of December 31, 2008.

                                                AVERAGE      AS OF DECEM
CREDIT DERIVATIVE TYPE BY       NOTIONAL                                       CARRYING
DERIVATIVE RISK EXPOSURE       AMOUNT (2)                FAIR VALUE              VALUE
---------------------------------------------------------------------------------------------
Basket credit default
 swaps (4) Investment
 grade risk exposure              $70,000                  $(21,514)            $(21,514)
                                ---------                 ---------            ---------
                 TOTAL           $ 70,000                 $ (21,514)           $ (21,514)

                                WEIGHTED                         UNDERLYING
                                                AVERAGE      AS OF DECEM
CREDIT DERIVATIVE TYPE BY       YEARS TO                      OBLIGATION(S) (1)EDIT
DERIVATIVE RISK EXPOSURE        MATURITY                 TYPE                RATING
-------------------------  ------------------------------------------------------------------
Basket credit default
 swaps (4) Investment
 grade risk exposure             42 years             CMBS Credit               AAA
                                ---------            ------------            ------
                 TOTAL

                               OFFSETTING
                                             AVERAGE      AS OF DECEM
CREDIT DERIVATIVE TYPE BY        AMOUNT                     FAIR               CARRYING
DERIVATIVE RISK EXPOSURE           (3)                    VALUE (3)              VALUE
-------------------------  -------------------------------------------------------------
Basket credit default
 swaps (4) Investment
 grade risk exposure              $70,000                   $21,514              $21,514
                                ---------                 ---------            ---------
                 TOTAL           $ 70,000                  $ 21,514             $ 21,514

(1) The average credit ratings are based on availability and the midpoint of the applicable ratings among Moody's, S&P, and Fitch. If no rating is available from a rating agency, then an internally developed rating is used.

(2) Notional amount is equal to the maximum potential future loss amount. There is no specific collateral related to these contracts or recourse provisions included in the contracts to offset losses.

(3) The Company has entered into offsetting credit default swaps to terminate certain existing credit default swaps, thereby offsetting, the future changes in value of or losses paid related to the original swap.

(4) Includes $70,000 of standard market indices of diversified portfolios of corporate issuers referenced through credit default swaps. These swaps are subsequently valued based upon the observable standard market index.

CREDIT RISK

The Company's derivative counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness and typically requires credit enhancement/credit risk reducing agreements. Credit risk is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. For each legal entity, the Company's credit exposures are generally quantified daily, netted by counterparty, and collateral is pledged to and held by, or behalf of, the Company to the extent the current value of derivatives exceeds the contractual thresholds which do not exceed $10,000. The Company also minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties rated A2/A or better, which are monitored and evaluated by the Company's risk management team and reviewed by senior management. In addition, the compliance unit monitors counterparty credit exposure on a monthly basis to ensure compliance with the Company policies and statutory limitations. The Company also maintains a policy of requiring that derivative contracts, other than exchange traded contracts and certain currency forward contracts, be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset.

As of December 31, 2008, the Company has incurred losses of $(13,838) on derivative instruments due to counterparty default related to the bankruptcy of Lehman Brothers Holdings, Inc. These losses were a result of the contractual collateral threshold amounts and open collateral calls in excess of such amounts immediately prior to the bankruptcy filing, as well as interest rate and credit spread movements from the date of the last collateral call to the date of the bankruptcy filing.

(F) CONCENTRATION OF CREDIT RISK

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk. As of December 31, 2008, the Company had one significant concentration of credit risk, Government of Japan, that exceeded 10% of capital and surplus in bonds of single issuers that was not U.S. government, certain U.S. government agencies and short term investment pool. These bonds were all designated NAIC investment grade. The Company monitors closely these concentrations and the potential impact of capital and surplus should the issuer fail to perform according to the contractual terms of the investment. As of December 31, 2008, the carrying value, gross unrealized gain, gross unrealized loss and estimated fair value of these bonds were $1,848,824, $20,292, $0 and $1,869,116

(G) BONDS, SHORT-TERM INVESTMENTS, COMMON STOCKS AND PREFERRED STOCKS

                                                                               DECEMBER 31, 2008
                                                                           GROSS                   GROSS             ESTIMATED
                                                 STATEMENT               UNREALIZED             UNREALIZED              FAIR
                                                   VALUE                   GAINS                  LOSSES               VALUE
---------------------------------------------------------------------------------------------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
U.S. government and government agencies and
 authorities:
 -- Guaranteed and sponsored                         $767,433                $8,278                  $(3,717)            $771,994
 -- Guaranteed and sponsored -- asset-backed          612,681                14,147                   (1,672)             625,156
States, municipalities and political
 subdivisions                                          56,540                   258                   (9,859)              46,939
International governments                           1,784,069                21,070                     (496)           1,804,643
Public utilities                                      552,314                 5,224                  (52,867)             504,671
All other corporate -- excluding
 asset-backed                                       2,543,103                34,761                 (271,737)           2,306,127
All other corporate -- asset-backed                 2,055,543                 6,202                 (641,244)           1,420,501
Short-term investments                              2,166,710                    --                       --            2,166,710
                                              ---------------            ----------            -------------       --------------
      TOTAL BONDS AND SHORT-TERM INVESTMENTS      $10,538,393               $89,940                $(981,592)          $9,646,741
                                              ---------------            ----------            -------------       --------------

                                                                           GROSDECEMBER 31, 2008   GROSS             ESTIMATED
                                                                         UNREALIZED             UNREALIZED              FAIR
                                                   COST                    GAINS                  LOSSES               VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS
Common stock -- unaffiliated                           $5,987                   $18                    $(974)              $5,031
Common stock -- affiliated                             36,884                    --                  (30,395)               6,489
                                              ---------------            ----------            -------------       --------------
                         TOTAL COMMON STOCKS          $42,871                   $18                 $(31,369)             $11,520
                                              ---------------            ----------            -------------       --------------

                                                                               DECEMBER 31, 2008
                                                                           GROSS                   GROSS             ESTIMATED
                                                 STATEMENT               UNREALIZED             UNREALIZED              FAIR
                                                   VALUE                   GAINS                  LOSSES               VALUE
---------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS
Preferred stock -- unaffiliated                      $255,362                  $227                $(126,339)            $129,250
                                              ---------------            ----------            -------------       --------------
                      TOTAL PREFERRED STOCKS         $255,362                  $227                $(126,339)            $129,250
                                              ---------------            ----------            -------------       --------------

                                                                               DECEMBER 31, 2007
                                                                           GROSS                   GROSS             ESTIMATED
                                                 STATEMENT               UNREALIZED             UNREALIZED              FAIR
                                                   VALUE                   GAINS                  LOSSES               VALUE
---------------------------------------------------------------------------------------------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
U.S. government and government agencies and
 authorities:
 -- Guaranteed and sponsored                          $21,766                  $489                     $ --              $22,255
 -- Guaranteed and sponsored -- asset-backed          610,221                 8,476                   (3,611)             615,086
States, municipalities and political
 subdivisions                                          36,155                    --                   (1,693)              34,462
International governments                              16,739                   439                     (102)              17,076
Public utilities                                      467,158                 3,364                  (11,666)             458,856
All other corporate -- excluding
 asset-backed                                       2,156,711                47,235                  (40,854)           2,163,092
All other corporate -- asset-backed                 2,296,880                26,417                  (94,381)           2,228,916
Short-term investments                                476,505                    --                       --              476,505
                                              ---------------            ----------            -------------       --------------
      TOTAL BONDS AND SHORT-TERM INVESTMENTS       $6,082,135               $86,420                $(152,307)          $6,016,248
                                              ---------------            ----------            -------------       --------------

                                                                           GROSS                   GROSS             ESTIMATED
                                                                         UNREALDECEMBER 31, 2007UNREALIZED              FAIR
                                                   COST                    GAINS                  LOSSES               VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS
Common stock -- unaffiliated                           $6,662                $1,425                      $(3)              $8,084
Common stock -- affiliated                             36,884                    --                  (30,221)               6,663
                                              ---------------            ----------            -------------       --------------
                         TOTAL COMMON STOCKS          $43,546                $1,425                 $(30,224)             $14,747
                                              ---------------            ----------            -------------       --------------

                                                                    GROSS   DECEMBER 31, 2007  GROSS                  ESTIMATED
                                           STATEMENT             UNREALIZED                  UNREALIZED                 FAIR
                                             VALUE                  GAINS                      LOSSES                   VALUE
---------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS
Preferred stock -- unaffiliated               $301,811                 $236                     $(25,817)                $276,230
                                         -------------            ---------                 ------------            -------------
                 TOTAL PREFERRED STOCKS       $301,811                 $236                     $(25,817)                $276,230
                                         -------------            ---------                 ------------            -------------

The statement value and estimated fair value of bonds and short-term investments at December 31, 2008 by expected maturity year are shown below. Expected maturities may differ from contractual maturities due to call or prepayment provisions. Asset-backed securities, including mortgage-backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimate of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral. Actual prepayment experience may vary from these estimates.

                                                    STATEMENT       ESTIMATED
                                                      VALUE         FAIR VALUE
--------------------------------------------------------------------------------
MATURITY
Due in one year or less                               $2,534,297      $2,495,083
Due after one year through five years                  2,637,862       2,356,958
Due after five years through ten years                 3,812,781       3,406,406
Due after ten years                                    1,553,453       1,388,294
                                                 ---------------  --------------
                                          TOTAL      $10,538,393      $9,646,741
                                                 ---------------  --------------

At December 31, 2008 and 2007, securities with a statement value of $3,809 and $3,805, respectively, were on deposit with government agencies as required by law in various jurisdictions in which the Company conducts business.

(H) MORTGAGE LOANS

The maximum and minimum lending rates for the Company's mortgage loans outstanding were 6.99% and 4.02% and 9.38% and 5.26% during 2008 and 2007, respectively. During 2008 and 2007, the Company did not reduce interest rates on any outstanding mortgage loans. For loans held at December 31, 2008 and 2007, the highest loan to value percentage of any one loan at the time of loan origination, exclusive of insured, guaranteed, purchase money mortgages or construction loans was 79.23%. There were no taxes, assessments or amounts advanced and not included in the mortgage loan total. As of December 31, 2008 and 2007, the Company did not hold mortgages with interest more than 180 days past due. There were no impaired mortgage loans as of December 31, 2008 and 2007.

(I) RESTRUCTURED DEBT IN WHICH THE COMPANY IS A CREDITOR

The Company did not have investments in restructured loans as of December 31, 2008, 2007 and 2006.

(J) FAIR VALUE OF FINANCIAL INSTRUMENTS

                                                        2008   ESTIMATED                 2007   ESTIMATED
                                            STATEMENT             FAIR       STATEMENT             FAIR
                                              VALUE              VALUE         VALUE              VALUE
-----------------------------------------------------------------------------------------------------------
ADMITTED ASSETS
 Bonds and short-term investments           $10,538,393          9,646,741    $6,082,135          6,016,248
 Preferred stocks                               255,362            129,250       301,811            276,320
 Common stocks                                   11,520             11,520        14,747             14,747
 Mortgage loans                                 611,372            569,461       350,528            351,604
 Derivative related assets (1)                1,791,997          1,813,561       473,685            479,381
 Policy loans                                   354,920            354,920       343,773            343,773
 Other invested assets                          264,280            264,280       183,719            183,719
LIABILITIES
 Liability for deposit type contracts           $70,266            $70,266       $73,736            $73,736
 Derivative related liabilities (1)              27,058             27,058         7,434              6,790
                                          -------------       ------------  ------------       ------------

(1) Includes derivatives held for other investment and risk management activities as of December 31, 2008 and 2007, with a fair value asset position of $1,793,687 and $490,565, respectively, and a liability position of $27,058 and $5,561, respectively. Excludes derivative contracts that receive hedge accounting and have a zero statement value at December 31, 2008 and 2007. These derivatives are not reported on the Statement of Admitted Assets, Liabilities and Surplus and have a fair value as of December 31, 2008 and 2007, of $72,938 and ($308), respectively.

Included in various investment related line items in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or, for certain bonds and preferred stock when carried at the lower of cost or market.

The fair value of an asset is the amount at which that asset could be bought or sold in a current transaction between willing parties, that is, other than in a forced or liquidation sale. The fair value of a liability is the amount at which that liability could be incurred or settled in a current transaction between willing parties, that is, other than in a forced or liquidation sale.

The valuation methodologies used to determine the fair values of assets and liabilities under the "exit price" notion of SFAS 157 "Fair Value Measurements" reflect market-participant objectives and are based on the application of the fair value hierarchy that prioritizes observable market inputs over unobservable inputs. Security pricing is applied using a "waterfall" approach whereby publicly available prices are first sought from third party pricing services, the remaining unpriced securities are submitted to independent brokers for prices, or lastly, securities are priced using a pricing matrix. Derivative instruments are fair valued using pricing valuation models, which utilize market data inputs or independent broker quotations. The Company performs a monthly analysis on the prices received from third parties and derivative valuation which includes both quantitative and qualitative analysis.

The Company's financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on a hierarchy defined by SFAS No. 157, FAIR VALUE MEASUREMENTS. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets and liabilities (Level 1) and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). In many situations, inputs used to measure the fair value of an asset or liability position may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. In most cases, both observable (e.g., changes in interest rates) and unobservable (e.g., changes in risk assumptions) inputs are used in the determination of fair values that the Company has classified within Level 3. Consequently, these values and the related gains and losses are based upon both observable and unobservable inputs. The levels of the fair value hierarchy are as follows:

  LEVEL 1 -- Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date.

  LEVEL 2 -- Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities.

  LEVEL 3 -- Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Level 3 securities include less liquid securities such as private placement debt and equity securities. Because Level 3 fair values, by their nature, contain unobservable market inputs as there is no observable market for these assets and liabilities, considerable judgment is used to determine the SFAS 157 Level 3 fair values. Level 3 fair values represent the Company's best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

FINANCIAL ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS

The following table provides information as of December 31, 2008 about the Company's financial assets and liabilities measured at fair value on a recurring basis.

                                                  QUOTED PRICES
                                                    IN ACTIVE            SIGNIFICANT             SIGNIFICANT
                                                   MARKETS FOR           OBSERVABLE             UNOBSERVABLE
                                                IDENTICAL ASSETS           INPUTS                  INPUTS
                                                    (LEVEL 1)             (LEVEL 2)               (LEVEL 3)             TOTAL
---------------------------------------------------------------------------------------------------------------------------------
ASSETS AT FAIR VALUE:
Common Stock                                           $5,028                     --                       $4              $5,032
Derivative related assets
 Customized derivatives used to hedge US GMWB              --                     --                  490,215             490,215
 Other derivatives used to hedge US GMWB                   --                (12,918)               1,101,792           1,088,874
 Macro hedge program                                       --                 34,614                  134,852             169,466
 Other derivative assets                                   --                 44,477                      655              45,132
Total derivative related assets                            --                 66,173                1,727,514           1,793,687
Separate account assets                                50,551                     --                       --              50,551
                                                    ---------            -----------            -------------       -------------
                  TOTAL ASSETS AT FAIR VALUE:         $55,579               $132,346               $3,455,032          $3,642,957
                                                    ---------            -----------            -------------       -------------
LIABILITIES AT FAIR VALUE:
Derivative related liabilities
 Other derivatives used to hedge US GMWB                   --                     --                   14,070              14,070
 Other derivative liabilities                              --                 12,988                       --              12,988
Total derivative related liabilities                       --                 12,988                   14,070              27,058
Separate account liabilities                           50,551                     --                       --              50,551
                                                    ---------            -----------            -------------       -------------
             TOTAL LIABILITIES AT FAIR VALUE:         $50,551                $12,988                  $14,070             $77,609
                                                    ---------            -----------            -------------       -------------

Fair values and changes in the fair values of separate account assets generally accrue directly to the policyholders and are not included in the Company's revenues and expenses or surplus.

Level 1 financial assets and liabilities

Common Stock classified in Level 1 includes actively-traded exchange-listed equity securities and mutual funds. Separate account assets in Level 1 primarily include actively-traded institutional and retail mutual fund investments valued by the respective mutual fund companies.

Level 2 financial assets and liabilities

DERIVATIVE: Amounts classified in Level 2 represent over-the-counter instruments, such as forwards, interest rate swaps, currency swaps, and certain credit default swaps that do not qualify for hedge accounting. The derivative valuations are determined using pricing models with inputs that are observable in the market or can be derived principally from or corroborated by observable market data.

Level 3 financial assets and liabilities

The Company classifies certain privately placed, complex or illiquid securities in Level 3.

COMMON STOCK: Securities classified in Level 3 represent private placement equity securities. Fair values for these securities are derived principally using unobservable inputs as there is little, if any, relevant market data.

DERIVATIVES: Amounts classified in Level 3 represent complex derivatives, such as interest rate swaps, equity options and swaps, and certain credit default swaps that do not qualify for hedge accounting. Also included in Level 3 classification for derivatives are customized equity swaps that partially hedge the Company's U.S. GMWB liabilities. These derivative instruments are valued using pricing models which utilize both observable and unobservable inputs and, to a lesser extent, broker quotations. A derivative instrument containing Level 1 or Level 2 inputs will be classified as a Level 3 financial instrument in its entirety if it has at least one significant Level 3 input.

Changes in Level 3 Assets and Liabilities Measured at Fair Value on a Recurring Basis

The table below provides a fair value rollforward for the year ending December 31, 2008 for the financial instruments for which significant unobservable inputs (Level 3) are used in the fair value measurement on a recurring basis. The Company classifies the fair values of financial instruments within Level 3 if there are no observable markets for the instruments or, in the absence of active markets, the majority of the inputs used to determine fair value are based on the Company's own assumptions about market participant assumptions. The gains and losses in the table below include changes in fair value due partly to observable and unobservable factors.

                                                           CUSTOMIZED             OTHER
                                                        DERIVATIVES USED    DERIVATIVES USED
                                           COMMON         TO HEDGE US          TO HEDGE US
(IN MILLIONS)                               STOCK             GMWB                GMWB
----------------------------------------------------------------------------------------------
Fair value at 1/1/08                          $4             $36,281             $430,264
Realized/unrealized gains (losses)
 included in:
 Net income                                   --                  --                   --
 Unrealized gains and losses                  --             453,934              836,724
 Purchases, issuances, and settlements        --                  --             (179,266)
Transfers in (out) of Level 3                 --                  --                   --
                                             ---            --------            ---------
Fair value at 12/31/08                         4             490,215            1,087,722
                                             ---            --------            ---------
Total gains and (losses) included in
 income attributable to instruments
 held at the reporting date                   --             453,934              729,955
                                             ---            --------            ---------


                                           MACRO HEDGE           OTHER
(IN MILLIONS)                                PROGRAM          DERIVATIVES        TOTAL
--------------------------------------  ------------------------------------------------------
Fair value at 1/1/08                              --              $(515)         $466,034
Realized/unrealized gains (losses)
 included in:
 Net income                                       --                 --                --
 Unrealized gains and losses                 101,264             (1,394)        1,390,528
 Purchases, issuances, and settlements        33,588             (1,192)         (146,870)
Transfers in (out) of Level 3                     --              3,756             3,756
                                             -------            -------       -----------
Fair value at 12/31/08                       134,852                655        $1,713,448
                                             -------            -------       -----------
Total gains and (losses) included in
 income attributable to instruments
 held at the reporting date                  101,264             (4,167)       $1,280,986
                                             -------            -------       -----------

Changes in the value of common stock for realized gains/losses are included in net income, and changes in unrealized gains/losses have been included in surplus. Changes in the value of separate account assets for realized and unrealized gains/losses accrue directly to the policyholders and are not included in net income.

Transfers in and/or (out) of Level 3 during the twelve months ended December 31, 2008 are attributable to a change in the availability of market observable information for individual securities within respective categories

ASSETS MEASURED AT FAIR VALUE ON A NON-RECURRING BASIS

Certain financial assets are measured at fair value on a non-recurring basis, such as certain bonds and preferred stock valued at the lower of amortized cost or fair value, or investments that are impaired during the reporting period and recorded at fair value on the balance sheet at December 31, 2008. The following table summarizes the assets measured at fair value on a non-recurring basis as of 12/31/08:

                                           QUOTED PRICES IN        SIGNIFICANT        SIGNIFICANT
                                          ACTIVE MARKETS FOR        OBSERVABLE        UNOBSERVABLE
                                           IDENTICAL ASSETS           INPUTS             INPUTS           TOTAL GAINS
                                TOTAL          (LEVEL 1)            (LEVEL 2)          (LEVEL 3)         AND (LOSSES)
------------------------------------------------------------------------------------------------------------------------
Bonds                            6,173             --                  4,775              1,398              (7,128)

Bonds include those securities that are ineligible to be carried at amortized cost by the SVO and have a fair value that is less than amortized cost as of December 31, 2008. Also included in bonds are those securities that are eligible to be carried at amortized cost, but have been permanently impaired as of December 31, 2008 due to an other-than-temporary loss in value and as a result are written down to fair value at that time. Level 3 Bonds include primarily sub-prime and Alt-A securities that are priced by third party pricing services or brokers and are classified as level 3 due to the lack of liquidity in the market.

(K) SECURITIES LENDING AND COLLATERAL ARRANGEMENTS

The Company participates in a securities lending program to generate additional income, whereby certain domestic fixed income securities are loaned from the Company's investment portfolio to qualifying third parties. Borrowers of these securities provide collateral of 102% of the market value of the loaned securities. Acceptable collateral may be in the form of cash or U.S. Government securities. The market value of the loaned securities is monitored and additional collateral is obtained if the market value of the collateral falls below 100% of the market value of the loaned securities. Under the terms of the securities lending program, the lending agent indemnifies the Company against borrower defaults. As of December 31, 2008 and 2007, the statement value of the loaned securities was approximately $274,377 and $388,666, respectively, and was included in bonds in the Statements of Admitted Assets, Liabilities and Surplus. The Company earns income from the cash collateral or receives a fee from the borrower. The Company recorded before-tax income from securities lending transactions, net of lending fees, of $135, $489 and $192 for the years ended December 31, 2008, 2007 and 2006, respectively, which was included in net investment income.

The Company also enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2008 and 2007, collateral pledged of $478,048 and $10,939, respectively, was included in bonds, on the Statements of Admitted Assets, Liabilities and Surplus.

As of December 31, 2008 and 2007, the Company had accepted collateral relating to the securities lending program and derivative instruments consisting of cash, U.S. Government and U.S. Government agency securities with a statement value of $2,080,162 and $799,664, respectively. At December 31, 2008 and 2007, cash collateral of $1,924,101 and $667,016 respectively, was invested and recorded in the Statements of Admitted Assets, Liabilities and Surplus in bonds and cash and short-term investments with a corresponding amount recorded in other liabilities. The fair value of the cash collateral invested in bonds and cash and short-term investments was $1,829,907 as of December 31, 2008. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty and none of the collateral has been sold or repledged at December 31, 2008 and 2007. As of December 31, 2008 and 2007, all collateral accepted was held in separate custodial accounts.

The statement value of the cash and securities collateral received by contractually obligated terms are shown below.

                                                 CASH AND SECURITIES
                                                      COLLATERAL
                                                  DECEMBER 31, 2008
----------------------------------------------------------------------------
Thirty days or less                                    $1,949,162
Thirty one to 60 days                                      59,000
Sixty one to 90 days                                           --
                                                     ------------
Over 90 days                                               72,000
                                                     ------------
                                   TOTAL               $2,080,162
                                                     ------------

(L) SECURITY UNREALIZED LOSS AGING

The Company has a security monitoring process overseen by a committee of investment and accounting professionals that, on a quarterly basis, identifies securities in an unrealized loss position that could potentially be other-than-temporarily impaired. For further discussion regarding the Company's other-than-temporary impairment policy, see Note No. 2, Summary of Significant Accounting Policies. Due to the issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and the expectation that they will continue to do so, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified in the tables below were temporarily depressed as of December 31, 2008 and 2007.

The following table presents cost or statement value, fair value, and unrealized losses for the Company's bonds and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2008.

                                                LESS THAN 12 MONTHS                                12 MONTHS OR MORE
                                    AMORTIZED          FAIR          UNREALIZED        AMORTIZED          FAIR          UNREALIZED
                                      COST             VALUE           LOSSES            COST             VALUE           LOSSES
----------------------------------------------------------------------------------------------------------------------------------
U.S. Gov't and Gov't agencies
 & authorities
 -- guaranteed & sponsored            $684,248         $680,531          $(3,717)            $ --             $ --            $ --
 -- guaranteed & sponsored --
  asset backed                          37,768           37,523             (245)          79,200           77,773          (1,427)
States, municipalities &
 political subdivisions                 10,395            9,721             (674)          36,145           26,960          (9,185)
International Governments                4,983            4,487             (496)              --               --              --
Public utilities                       223,457          206,514          (16,943)         198,757          162,833         (35,924)
All other corporate including
 international                       1,311,543        1,212,800          (98,743)         721,634          548,640        (172,994)
All other corporate-asset
 backed                                557,904          455,963         (101,941)       1,441,860          902,557        (539,303)
                                   -----------      -----------      -----------      -----------      -----------      ----------
       TOTAL FIXED MATURITIES        2,830,298        2,607,539         (222,759)       2,477,596        1,718,763        (758,833)
Common stock -- unaffiliated             4,258            3,286             (972)               2               --              (2)
Common stock -- affiliated                  --               --               --           36,884            6,489         (30,395)
Preferred stock --
 unaffiliated                           20,127           11,958           (8,169)         232,547          114,377        (118,170)
                                   -----------      -----------      -----------      -----------      -----------      ----------
                 TOTAL EQUITY           24,385           15,244           (9,141)         269,433          120,866        (148,567)
                                   -----------      -----------      -----------      -----------      -----------      ----------
             TOTAL SECURITIES       $2,854,683       $2,622,783        $(231,900)      $2,747,029       $1,839,629       $(907,400)
                                   -----------      -----------      -----------      -----------      -----------      ----------

                                                       TOTAL
                                    AMORTIZED          FAIR           UNREALIZED
                                      COST             VALUE            LOSSES
-----------------------------  ------------------------------------------------------
U.S. Gov't and Gov't agencies
 & authorities
 -- guaranteed & sponsored            $684,248         $680,531           $(3,717)
 -- guaranteed & sponsored --
  asset backed                         116,968          115,296            (1,672)
States, municipalities &
 political subdivisions                 46,540           36,681            (9,859)
International Governments                4,983            4,487              (496)
Public utilities                       422,214          369,347           (52,867)
All other corporate including
 international                       2,033,177        1,761,440          (271,737)
All other corporate-asset
 backed                              1,999,764        1,358,520          (641,244)
                                   -----------      -----------      ------------
       TOTAL FIXED MATURITIES        5,307,894        4,326,302          (981,592)
Common stock -- unaffiliated             4,260            3,286              (974)
Common stock -- affiliated              36,884            6,489           (30,395)
Preferred stock --
 unaffiliated                          252,674          126,335          (126,339)
                                   -----------      -----------      ------------
                 TOTAL EQUITY          293,818          136,110          (157,708)
                                   -----------      -----------      ------------
             TOTAL SECURITIES       $5,601,712       $4,462,412       $(1,139,300)
                                   -----------      -----------      ------------

The following discussion refers to the data presented in the table above, excluding affiliated common stock. The Company holds 100% of the common stock of a foreign insurance subsidiary which is stated at GAAP carrying value adjusted for certain items non-admitted for U.S. Statutory rules if applicable. The Company does not have any current plans to dispose of this investment.

As of December 31, 2008, fixed maturities, comprised of approximately 760 securities, accounted for approximately 86% of the Company's total unrealized loss amount. The securities were primarily concentrated in securitized assets, specifically CMBS and financial services sector securities. The remaining 14%, comprised of approximately 25 securities, primarily consisted of non-redeemable preferred stock in the financial services sector. The unrealized losses were largely the result of credit spread widening primarily due to continued deterioration in the U.S. housing market, tightened lending conditions and the market's flight to quality securities, as well as, a U.S. recession and a declining global economy.

As of December 31, 2008, 66% of securities in an unrealized loss position were depressed less than 20% of amortized cost. Based upon the Company's current evaluation of these securities in accordance with its impairment policy, the Company has determined that these securities are temporarily impaired.

Securities in an unrealized loss position for less than twelve months were comprised of approximately 340 securities. The majority of these securities are investment grade fixed maturities depressed due to changes in credit spreads from the date of purchase. As of December 31, 2008, 80% were securities priced at or greater than 85% of amortized cost. The remaining securities were primarily composed of CMBS, ABS, and other corporate securities in the financial services sector, of which 90% had a credit rating of BBB or above as of December 31, 2008. The severity of the depression resulted from credit spread widening due to tightened lending conditions and the market's flight to quality securities.

Securities depressed for twelve months or more as of December 31, 2008 were comprised of approximately 445 securities with the majority of the unrealized loss amount relating to securitized assets and financial services sector securities. The majority of the securitized assets depressed for twelve months or more primarily relate to CMBS and sub-prime RMBS. Based upon the Company's cash flow modeling in a severe negative economic outlook, which shows no loss of principal and interest, it has been determined that these securities are temporarily impaired as of December 31, 2008. The majority of the other securities depressed for twelve months or more primarily relate to financial services sector securities that include corporate bonds, as well as, preferred equity issued by large high quality financial institutions that are lower in the capital structure and, as a result, have incurred greater price depressions. Based upon the Company's analysis of these securities and current macroeconomic conditions, the Company expects to see price recovery on these securities.

The following table presents amortized cost, fair value, and unrealized losses for the Company's bond and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2007.

                                             LESS THAN 12 MONTHS                         12 MONTHS OR MORE
                                 AMORTIZED           FAIR          UNREALIZED       AMORTIZED           FAIR
                                    COST            VALUE            LOSSES            COST            VALUE
---------------------------------------------------------------------------------------------------------------
U.S. Gov't and Gov't
 agencies & authorities
 -- guaranteed & sponsored             $ --             $ --            $ --              $110             $110
 -- guaranteed & sponsored
  --asset backed                     44,618           44,107            (511)          190,627          187,527
States, municipalities &
 political subdivisions              35,000           33,354          (1,646)            1,155            1,108
International Governments                --               --              --            14,074           13,972
Public utilities                    172,959          166,639          (6,320)          111,623          106,277
All other corporate
 including international            627,727          609,966         (17,761)          477,236          454,143
All other corporate --
 asset backed                     1,053,508          974,477         (79,031)          475,498          460,148
                                 ----------       ----------       ---------        ----------       ----------
    TOTAL FIXED MATURITIES        1,933,812        1,828,543        (105,269)        1,270,323        1,223,285
Common stock --
 unaffiliated                            --               --              --                 3               --
Common stock -- affiliated               --               --              --            36,884            6,663
Preferred stock --
 unaffiliated                       207,806          188,684         (19,122)           69,480           62,785
                                 ----------       ----------       ---------        ----------       ----------
              TOTAL EQUITY          207,806          188,684         (19,122)          106,367           69,448
                                 ----------       ----------       ---------        ----------       ----------
          TOTAL SECURITIES       $2,141,618       $2,017,227       $(124,391)       $1,376,690       $1,292,733
                                 ----------       ----------       ---------        ----------       ----------

                               12 MONTHS OR MORE                             TOTAL
                                     UNREALIZED           AMORTIZED           FAIR          UNREALIZED
                                       LOSSES                COST            VALUE            LOSSES
--------------------------  -------------------------------------------------------------------------------
U.S. Gov't and Gov't
 agencies & authorities
 -- guaranteed & sponsored                $ --                  $110             $110            $ --
 -- guaranteed & sponsored
  --asset backed                        (3,100)              235,245          231,634          (3,611)
States, municipalities &
 political subdivisions                    (47)               36,155           34,462          (1,693)
International Governments                 (102)               14,074           13,972            (102)
Public utilities                        (5,346)              284,582          272,916         (11,666)
All other corporate
 including international               (23,093)            1,104,963        1,064,109         (40,854)
All other corporate --
 asset backed                          (15,350)            1,529,006        1,434,625         (94,381)
                                      --------            ----------       ----------       ---------
    TOTAL FIXED MATURITIES             (47,038)            3,204,135        3,051,828        (152,307)
Common stock --
 unaffiliated                               (3)                    3               --              (3)
Common stock -- affiliated             (30,221)               36,884            6,663         (30,221)
Preferred stock --
 unaffiliated                           (6,695)              277,286          251,469         (25,817)
                                      --------            ----------       ----------       ---------
              TOTAL EQUITY             (36,919)              314,173          258,132         (56,041)
                                      --------            ----------       ----------       ---------
          TOTAL SECURITIES            $(83,957)           $3,518,308       $3,309,960       $(208,348)
                                      --------            ----------       ----------       ---------

The following discussion refers to the data presented in the table above, excluding affiliated common stock. The Company holds 100% of the common stock of a foreign insurance subsidiary which is stated at GAAP carrying value adjusted for certain items non-admitted for U.S. Statutory rules if applicable. The Company does not have any current plans to dispose of this investment.

As of December 31, 2007, fixed maturities, comprised of approximately 590 securities, accounted for approximately 86% of the Company's total unrealized loss amount. The remaining 14% primarily consisted of non-redeemable preferred stock in the financial services sector, the majority of which were in an unrealized loss position for less than twelve months. There were no fixed maturities or equity securities as of December 31, 2007, with a fair value less than 80% of the security's amortized cost for more than six continuous months other than certain asset backed securities ("ABS") and collateralized mortgage backed securities ("CMBS") accounted for under SSAP No. 43. Based on management's best estimate of future cash flows, there were no such ABS and CMBS in an unrealized loss position as of December 31, 2007 that were deemed to be other-than- temporarily impaired.

Fixed maturity securities in an unrealized loss position for less than twelve months were comprised of approximately 245 securities. The majority of these securities are investment grade fixed maturities depressed due to changes in credit spreads from the date of purchase. As of December 31, 2007, 85% were securities priced at or greater than 85% of amortized cost. The remaining securities were primarily composed of CMBS, ABS, and other corporate securities in the financial services sector, of which 75% had a credit rating of BBB or above as of December 31, 2007. The severity of the depression resulted from credit spread widening due to tightened lending conditions and the market's flight to quality securities.

Fixed maturity securities depressed for twelve months or more as of December 31, 2007 were comprised of approximately 350 securities, with the majority of the unrealized loss amount relating to CMBS, corporate fixed maturities within the industrial and financial services sector and ABS. The CMBS in an unrealized loss position for twelve months or more as of December 31, 2007 were primarily the results of credit spreads widening from the security purchase date. The recent price depression resulted from widening credit spreads primarily due to tightened lending conditions and the market's flight to quality securities. Future changes in fair value of these securities are primarily dependent on sector fundamentals, credit spread movements and changes in interest rates. Corporate securities in an unrealized loss position for twelve months or more as of December 31, 2007 were primarily the result of credit spreads widening from the security purchase date primarily due to tightened lending conditions and the market's flight to quality securities. Substantially all of these securities are investment grade with an average price of 95% of amortized cost. Future changes in fair value of these securities are primarily dependent on the extent of future issuer credit losses, return of liquidity, and changes in general market conditions, including interest rates and credit spread movements.

4. INCOME TAXES:

(a) The components of the net deferred tax asset/(liability) as of December 31, are as follows:

                                              2008              2007
-----------------------------------------------------------------------------
Total of all deferred tax assets
 (admitted and non-admitted)                $1,492,810          $610,815
Total of all deferred tax liabilities         (891,412)         (116,655)
                                          ------------       -----------
Net deferred asset/(liability)                 601,398           494,160
Total deferred tax assets non-admitted         233,111           348,644
Net admitted deferred tax asset               $368,287          $145,516
                                          ------------       -----------
Decrease in deferred taxes non-admitted      $(115,533)        $(113,281)
                                          ------------       -----------

(b) There were no unrecognized deferred tax liabilities.

(c) The components of incurred income tax expense/(benefit) as of December 31, are as follows:

                             2008               2007               2006
--------------------------------------------------------------------------------
Federal taxes before
 capital gains, NOL,
 and AMT                    $(479,071)          $128,160            $66,084
Foreign taxes                      --            (13,802)           (29,123)
NOL
limitation/(utilization)      230,834                 --             (7,166)
Alternative minimum tax        (6,233)           (32,097)            35,010
Prior period
 adjustments and other          8,725              6,187            (32,844)
                         ------------       ------------       ------------
    FEDERAL AND FOREIGN
    INCOME TAX INCURRED     $(245,745)           $88,448            $31,961
                         ------------       ------------       ------------

The changes in the main components of deferred tax assets and deferred tax liabilities are as follows:

DEFERRED TAX ASSETS                           2008          2007         Change
---------------------------------------------------------------------------------------
Reserves                                       $751,417      $25,989      $725,428
Tax DAC                                         302,889      283,943        18,946
Unrealized Losses                                    --       54,684       (54,684)
Bonds and Other Investments                          --       53,588       (53,588)
NOL/Minimum Tax Credit/Foreign Tax
 Credits                                        404,134      164,056       240,078
Other                                            34,370       28,555         5,815
                                          -------------  -----------  ------------
               TOTAL DEFERRED TAX ASSETS     $1,492,810     $610,815      $881,995
                                          -------------  -----------  ------------
        DEFERRED TAX ASSETS NON-ADMITTED       $233,111     $348,644     $(115,533)
                                          -------------  -----------  ------------

DEFERRED TAX LIABILITIES                      2008               2007              Change
-------------------------------------------------------------------------------------------------
Bonds and Other Investments                  $(275,019)              $ --          $(275,019)
Accrued Deferred Compensation                   (5,073)            (2,153)            (2,920)
Reserves                                       (76,704)           (87,097)            10,393
Deferred and Uncollected                       (21,848)           (19,853)            (1,995)
Unrealized Gains/(Losses)                     (505,949)                --           (505,949)
Other                                           (6,819)            (7,552)               733
                                          ------------       ------------       ------------
          TOTAL DEFERRED TAX LIABILITIES     $(891,412)         $(116,655)         $(774,757)
                                          ------------       ------------       ------------
      TOTAL ADMITTED DEFERRED TAX ASSETS      $368,287           $145,516           $222,771
                                          ------------       ------------       ------------

                                              2008              2007             CHANGE
-----------------------------------------------------------------------------------------------
Total deferred tax assets                   $1,492,810          $610,815          $881,995
Total deferred tax liabilities                (891,412)         (116,655)         (774,757)
Net deferred tax asset (liability)            $601,398          $494,160          $107,238
Adjust for stock compensation transfer                                               1,380
Adjust for change in deferred tax on
 unrealized gains (losses)                                                         560,633
                                                                               -----------
  ADJUSTED CHANGE IN NET DEFERRED INCOME
                                     TAX                                          $669,251
                                                                               -----------

(d) The Company's income tax expense and change in deferred tax assets and deferred tax liabilities as of December 31, differs from the amount obtained by applying the Federal statutory rate of 35% to the Net Gain from Operations After Dividends to Policyholders for the following reasons:

                                                  EFFECTIVE                      EFFECTIVE                        EFFECTIVE
                                   2008           TAX RATE        2007            TAX RATE        2006             TAX RATE
-------------------------------------------------------------------------------------------------------------------------------
Tax provision at statutory
 rate                            $(780,261)          35.0%       $132,025            35.0%       $128,249            35.0%
DRD                               (105,214)           4.7%       (100,000)          (26.5)%      (107,070)          (29.2)%
IMR adjustment                       1,338           (0.1)%        (3,662)           (1.0)%        (6,430)           (1.8)%
Gain on reinsurance booked to
 surplus                             2,846           (0.1)%        68,051            18.0%             --              --
Correction of deferred
 balances                               --             --           8,698             2.3%             --              --
2005 Tax Return true-up
 adjustment                             --             --              --              --          (3,636)           (1.0)%
Foreign tax credits                (12,910)           0.6%        (12,692)           (3.3)%       (11,157)           (3.0)%
Change in basis of reserves
 booked to surplus                  (8,377)           0.4%         82,901            22.0%             --              --
Other                              (12,885)           0.6%            267             0.1%         (2,719)           (0.7)%
                                ----------          -----      ----------          ------      ----------          ------
                         TOTAL   $(915,463)          41.3%       $175,588            46.6%        $(2,763)           (0.8)%
                                ----------          -----      ----------          ------      ----------          ------

                                                  EFFECTIVE                  EFFECTIVE                        EFFECTIVE
                                   2008           TAX RATE        2007        TAX RATE        2006             TAX RATE
---------------------------------------------------------------------------------------------------------------------------
Federal and foreign income tax
 incurred                        $(245,745)          11.0%        $88,448        23.5%        $31,961             8.7%
Federal income taxes on net
 capital gains                        (467)           0.0%          4,248         1.1%         (4,248)           (1.2)%
Adjusted change in net
 deferred income taxes            (669,251)          30.1%         82,891        22.0%        (30,476)           (8.3)%
                                ----------          -----      ----------      ------      ----------          ------
  TOTAL STATUTORY INCOME TAXES   $(915,463)          41.1%       $175,587        46.6%        $(2,763)           (0.8)%
                                ----------          -----      ----------      ------      ----------          ------

(e) As of December 31, 2008, the Company had a net operating loss carry forward of $659,526 originating in 2008 which will expire, if unused, in 2023. As of December 31, 2008, the Company had a foreign tax credit carry forward of $12,910 originating in 2008 which will expire, if unused, in 2018.

There were no income taxes incurred in the current and prior years that will be available for recoupment.

As of December 31, 2008, the aggregate amount of deposits reported as admitted assets under section 6603 of the Internal Revenue Code was $0.

(f) The Company is included in the Hartford's consolidated Federal income tax return. The Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain tax adjustments, is consistent with the "parent down" approach. Under this approach, the Company's deferred tax assets and tax attributes are considered realized by it so long as the group is able to recognize (or currently use) the related deferred tax asset or attribute.

The Company's federal income tax return is consolidated with the following entities:

The Hartford Financial
Services Group, Inc. (Parent)
Hartford Holdings, Inc.         Hartford Integrated
                                Technologies, Inc.
Nutmeg Insurance Company        Business Management Group,
                                Inc.
Heritage Holdings, Inc.         Personal Lines Insurance
                                Center, Inc.
Hartford Fire Insurance         Nutmeg Insurance Agency, Inc.
Company
Hartford Accident and           Hartford Lloyds Corporation
Indemnity Company
Hartford Casualty Insurance     1st AgChoice, Inc.
Company
Hartford Underwriters           First State Management Group,
Insurance Company               Inc.
Twin City Fire Insurance        ClaimPlace, Inc.
Company
Pacific Insurance Company,      Access CoverageCorp, Inc.
Ltd.

Trumbull Insurance Company      Access CoverageCorp
                                Technologies, Inc.
Hartford Insurance Company of   Hartford Casualty General
Illinois                        Agency, Inc.
Hartford Insurance Company of   Hartford Fire General Agency,
the Midwest                     Inc.
Hartford Insurance Company of   Hartford Strategic Investments
the Southeast                   LLC
Hartford Lloyds Insurance       Hartford Life, Inc.
Company
Property & Casualty Insurance   Hartford Life and Accident
Co. of Hartford                 Insurance Company
Sentinel Insurance Company,     Hartford Life International
Ltd.                            Ltd.
First State Insurance Company   Hartford Equity Sales Company,
                                Inc.
New England Insurance Company   Hartford-Comprehensive
                                Employee Benefit Service Co.
New England Reinsurance         Hartford Securities
Corporation                     Distribution Company, Inc.
Fencourt Reinsurance Company,   The Evergreen Group,
Ltd.                            Incorporated
Heritage Reinsurance Co., Ltd.  Hartford Administrative
                                Services Company
New Ocean Insurance Co., Ltd.   Woodbury Financial Services,
                                Inc.
Hartford Investment Management  Hartford Life, Ltd.
Co.
HARCO Property Services, Inc.   Hartford Life Alliance, LLC
Four Thirty Seven Land          Hartford Life Insurance
Company, Inc.                   Company
HRA, Inc.                       Hartford Life and Annuity
                                Insurance Company
HRA Brokerage Services. Inc.    Hartford International Life
                                Reassurance Corp.
Hartford Technology Services    Hartford Hedge Fund Company,
Company                         LLC
Ersatz Corporation              American Maturity Life
                                Insurance Company
Hartford Specialty Company      Champlain Life Reinsurance
                                Company

5. REINSURANCE:

The Company has a reinsurance agreement under which the reinsurer has a limited right to unilaterally cancel any reinsurance for reasons other than for nonpayment of premium or other similar credits. The estimated amount of aggregate reduction in surplus of this limited right to unilaterally cancel this reinsurance agreement by the reinsurer for which cancellation results in a net obligation of the Company to the reinsurer, and for which such obligation is not presently accrued is $390,571 in 2008, an increase of $142,389 from the 2007 balance of $248,182. The total amount of reinsurance credits taken for this agreement is $600,878 in 2008, an increase of $219,059 from the 2007 balance of $381,819.

The Company had no reinsurance-related concentrations of credit risk greater than 10% of the Company's capital and surplus

Effective August 31, 2005, the Company entered into a reinsurance agreement with Hartford Life Insurance K.K. ("HLIKK") (the "Reinsurance Agreement"). Through the Reinsurance Agreement, HLIKK agreed to cede and the Company agreed to reinsure 100% of the risks associated with the in-force and prospective guaranteed minimum income benefits ("GMIB") riders issued by HLIKK on its variable annuity business. In connection with accepting the GMIB risk for the in-force riders, on the effective date the Company received premiums collected since inception by HLIKK related to the in-force riders of $25,466.

Effective July 31, 2006, the Reinsurance Agreement was modified to include the guaranteed minimum death benefits ("GMDB") on covered contracts that have an associated GMIB rider. The modified reinsurance agreement applies to all contracts, GMIB riders and GMDB riders in-force and issued as of July 31, 2006 and prospectively, except for policies and GMIB riders issued prior to April 1, 2005, which were recaptured. Additionally, a tiered premium structure was implemented. On the date of the recapture, the Company forgave the reinsurance premiums collected since inception on all GMIB riders issued prior to April 1, 2005 and paid HLIKK $38,354. GMIB riders issued by HLIKK subsequent to April 1, 2005 continue to be reinsured by the Company. In connection with this Reinsurance Agreement, the Company collected premiums of $110,364, $47,999 and $5,313 for the year ended December 31, 2008, 2007 and 2006, respectively and holds reserves of $813,275 and $66,677 at December 31, 2008 and 2007, respectively.

Effective September 30, 2007, the Company entered into a reinsurance agreement where HLIKK agreed to cede and the Company agreed to reinsure 100% of the risks associated with the in-force and prospective guaranteed minimum accumulation benefits ("GMAB"), GMIB and GMDB riders issued by HLIKK on certain of its variable annuity business. In connection with this agreement, the Company collected premiums of $2,040,623 and $8,416 as of December 31, 2008 and 2007, respectively, and holds reserves of $1,960,923 and $8,429 as of December 31, 2008 and 2007, respectively. This treaty covered HLIKK's "3 Win" annuity.

This product contains a GMIB feature that triggers at a float value of 80% of original premium and gives the policyholder an option to receive either an immediate withdrawal of account value without surrender charges or a payout annuity of the original premium over time. As a result of capital markets underperformance, 97% of contracts, a total of $3.1 billion triggered during the fourth quarter of 2008, and of this amount $2.0 billion have elected the payout annuity. The Company received the proceeds of this triggering impact, net of the first annuity payout, through a reinsurance agreement with HLIKK and will pay the associated benefits to HLIKK over a 12-year payout. See note 13 for additional information.

Effective February 29, 2008, the Company entered into a reinsurance agreement where HLIKK agree to cede and the Company agreed to reinsure 100% of the risks associated with the in-force and prospective GMWB and GMDB riders issued by HLIKK on certain variable annuity business. In connection with this agreement, the Company collected premiums of $1,203 and holds reserves of $3,927 as of December 31, 2008.

Effective October 1, 2008, the Company entered into a reinsurance agreement where HLIKK agree to cede and the Company agreed to reinsure 100% of the risks associated with the in-force and prospective GMDB riders issued by HLIKK on certain variable annuity business. In connection with this agreement, the Company collected premiums of $696 and holds reserves of $38 as of December 31, 2008.

Effective November 1, 2007, the Company has entered into a coinsurance with funds withheld and a modified coinsurance reinsurance agreement with Champlain Life Reinsurance Company, an affiliated reinsurance company domiciled in Vermont. The reinsurer is unauthorized in the State of Connecticut. This Agreement takes into account State of Vermont prescribed practice that allows a letter of credit to back a certain portion of statutory reserves and a prescribed practice for the reinsurer to recognize a net liability for inuring YRT reinsurance contracted by the ceding company. The letter of credit held by the affiliated reinsurer has been assigned to the Company and as such also provides collateral for the unauthorized reinsurance. The increase in surplus, net of federal income tax, resulting from the reinsurance agreement is $194,430 and is identified separately on the Admitted Assets, Liabilities and Surplus statement. This surplus benefit will be amortized into income on a net of tax basis as earnings emerge from the business reinsured, resulting in a net zero impact to surplus.

The amount of reinsurance recoverables from and payables to reinsurers were $24,748 and $15,998 and $27,577 and $12,397 at December 31, 2008 and 2007,
respectively.

The effect of reinsurance as of and for the years ended December 31, is summarized as follows:

                                                               DIRECT           ASSUMED           CEDED              NET
---------------------------------------------------------------------------------------------------------------------------------
2008
Aggregate Reserves for Life and Accident and Health          $10,813,526       $3,206,736       $(3,222,513)      $10,797,749
 Policies
Policy and Contract Claim Liabilities                            $55,343          $11,186          $(32,693)          $33,836
Premium and Annuity Considerations                            $7,861,654       $2,322,174         $(831,321)       $9,352,507
Death, Annuity, Disability and Other Benefits                   $515,171         $343,069         $(200,178)         $658,062
Surrenders and Other Fund Withdrawals                         $9,660,930         $429,781         $(125,658)       $9,965,053

                                                               DIRECT           ASSUMED           CEDED              NET
---------------------------------------------------------------------------------------------------------------------------------
2007
Aggregate Reserves for Life and Accident and Health           $6,974,834       $1,050,543       $(2,049,303)       $5,976,074
 Policies
Policy and Contract Claim Liabilities                            $47,256          $14,423          $(30,399)          $31,281
Premium and Annuity Considerations                           $11,045,000         $241,808         $(973,307)      $10,313,501
Death, Annuity, Disability and Other Benefits                   $334,482         $115,945         $(101,185)         $349,242
Surrenders and Other Fund Withdrawals                        $10,633,115         $624,725       $(1,729,032)       $9,528,808

                                                               DIRECT           ASSUMED           CEDED              NET
---------------------------------------------------------------------------------------------------------------------------------
2006
Aggregate Reserves for Life and Accident and Health           $6,189,958       $1,385,824       $(1,152,935)       $6,422,847
 Policies
Policy and Contract Claim Liabilities                            $51,900          $13,508          $(32,773)          $32,635
Premium and Annuity Considerations                            $9,936,139         $210,011         $(303,845)       $9,842,305
Death, Annuity, Disability and Other Benefits                   $275,788         $106,626          $(83,321)         $299,093
Surrenders and Other Fund Withdrawals                        $10,086,669         $673,938       $(1,706,377)       $9,054,230

6. PREMIUM AND ANNUITY CONSIDERATIONS (DEFERRED AND UNCOLLECTED)

The following presents premium and annuity considerations (deferred and uncollected) as of December 31,

                                                               2008
                                                   GROSS         NET OF LOADING
--------------------------------------------------------------------------------
TYPE
Ordinary New Business                               $4,569             5,546
Ordinary Renewal                                    44,318            56,825
Group Life                                              27                50
                                                  --------          --------
                                           TOTAL   $48,914           $62,421
                                                  --------          --------

                                                               2007
                                                   GROSS         NET OF LOADING
--------------------------------------------------------------------------------
TYPE
Ordinary New Business                               $3,418            $3,775
Ordinary Renewal                                    45,181            52,893
Group Life                                              30                56
                                                  --------          --------
                                           TOTAL   $48,629           $56,724
                                                  --------          --------

7. RELATED PARTY TRANSACTIONS:

Transactions between the Company and its affiliates, relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions and payments of dividends. Investment management fees were allocated by Hartford Investment Management Company and are a component of net investment income. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by The Hartford.

Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization. During 2006 the Company revised its method of allocating certain indirect expenses.

The Company has also invested in bonds of its indirect affiliate, HL Investment Advisors, Inc., and common stock of its subsidiary, Hartford Life, Ltd. The HL Investment Advisors, Inc. bond was sold in December 2007.

At December 31, 2008 and 2007, the Company reported $10,223 and $32,272, respectively, as a receivable from and $39,493 and $41,011, respectively, as a payable to it's parent, and subsidiary. The terms of the written settlement agreement require that these amounts be settled generally within 30 days.

Related party transactions may not be indicative of the costs that would have been incurred on a stand alone basis.

For additional information, see Notes 4, 5, 8 and 11.

8. PENSION, RETIREMENT, AND OTHER POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS:

All employees hired by The Hartford's life insurance companies are included in The Hartford's non-contributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Hartford's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of group pension contracts sold by affiliates. The costs that were allocated to the Company for pension related expenses were $10,523, $12,807 and $10,717 for 2008, 2007 and 2006, respectively.

Employees of The Hartford's life insurance companies are also provided, through The Hartford, certain health care and life insurance benefits for eligible retired employees. The contribution for health care benefits depends on the retiree's date of retirement and years of service. In addition, this benefit plan has a defined dollar cap, which limits average company contributions. The Hartford has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense allocated to the Company was not material to the results of operations for 2008, 2007 or 2006.

Substantially all employees of the Company are eligible to participate in the Hartford's Investment and Savings Plan under which designated contributions may be invested in common stock of The Hartford or certain other investments. These contributions are matched, up to 3% of compensation, by the Company. In addition, the Company allocates 1.5% of base salary to the plan for each eligible employee earning less than $100,000 and 0.5% of base salary for all other eligible employees. The cost allocated to the Company for the years ended December 31, 2008 and 2007 and 2006 was $4,825 and $5,528 and $4,113,
respectively.

9. CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS:

The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval, is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations after dividends to policyholders, federal income taxes and before realized capital gains or (losses) for the previous year. In addition, if any dividend exceeds the insurer's earned surplus, it requires the prior approval of the Connecticut Insurance Commissioner. Dividends are paid as determined by the Board of Directors and are not cumulative. In 2008 and 2007 and 2006, dividends of $156,000 and $207,000 and $115,000, respectively, were paid. The amount available for dividends in 2009 is $0.

The portion of unassigned funds (surplus) represented or reduced by cumulative unrealized gains and losses is $711,751.

10. SEPARATE ACCOUNTS:

The Company maintained separate account assets totaling $50,551,150 and $81,072,392 as of December 31, 2008 and 2007, respectively. Separate account assets are segregated from other investments and reported at fair value. Separate account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the general account Statements of Operations as a component of Net Transfers to Separate Accounts. The Company's separate accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risks and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on separate account assets are not separately reflected in the statutory statements of operations.

Separate account fees, net of minimum guarantees, were $1,363,868, $1,542,870 and $1,378,577 for the years ended December 31, 2008, 2007 and 2006, respectively, and are recorded as a component of fee income on the Company's statutory basis Statements of Operations.

An analysis of the Separate Accounts as of December 31, 2008 is as follows:

                                              NONINDEXED
                                              GUARANTEED                                NON-
                                              LESS THAN            NONINDEXED        GUARANTEED
                                               OR EQUAL            GUARANTEED         SEPARATE
                                                TO 4%             MORE THAN 4%        ACCOUNTS         TOTAL
----------------------------------------------------------------------------------------------------------------
1. Premiums considerations or deposits
 for the year ended 2008                         $ --                 $ --             $3,572,439     $3,572,439
2. Reserves @ year end                             --                   --                     --             --
  I. For accounts with assets at:                  --                   --                     --             --
    a. Market value                                --                   --             49,015,961     49,015,961
    b. Amortized cost                              --                   --                     --             --
                                                 ----                 ----          -------------  -------------
    c. Total reserves                            $ --                 $ --            $49,015,961    $49,015,961
                                                 ----                 ----          -------------  -------------
  II. By withdrawal characteristics:
    a. Subject to discretionary
     withdrawal                                  $ --                 $ --                   $ --           $ --
    b. With MVA adjustment                         --                   --                     --             --
    c. @ BV without MV adjustment and
     with surrender charge of 5% or more           --                   --                     --             --
    d. @ Market value                              --                   --             48,942,891     48,942,891
    e. @ BV without MV adjustment and
     with surrender charge less than 5%            --                   --                     --             --
                                                 ----                 ----          -------------  -------------
    f. Subtotal                                  $ --                 $ --            $48,942,891    $48,942,891
    g. Not subject to discretionary
     withdrawal                                    --                   --                 73,070         73,070
                                                 ----                 ----          -------------  -------------
    h. Total                                     $ --                 $ --            $49,015,961    $49,015,961
                                                 ----                 ----          -------------  -------------

Below is the reconciliation of Net Transfers (from) to Separate Accounts as of December 31,

                                              2008                2007                2006
----------------------------------------------------------------------------------------------------
Transfer to Separate Accounts                $3,572,439          $7,121,542          $6,907,635
Transfer from Separate Accounts              (5,260,541)         (7,340,251)         (7,637,822)
                                          -------------       -------------       -------------
Net Transfer (from) to Separate Accounts     (1,688,102)           (218,708)           (730,187)
Internal Exchanges & Other Separate
 Account Activity                                16,421             (18,445)             55,063
                                          -------------       -------------       -------------
Transfer (from) to Separate Accounts on
 the Statement of Operations                $(1,671,681)          $(237,153)          $(675,124)
                                          -------------       -------------       -------------

11. CORRECTION OF ERRORS:

During an analysis of reserving systems in 2007, the Company discovered an error in the reserves for certain individual annuity products. These annuity products have a 4 year surrender charge, however, they were coded in the reserving system with a 7 year surrender charge. As a result reported 2007 reserves were understated and surplus was overstated. The correction related to prior years was recorded directly to reserves and surplus in the amount of $32,469.

During an analysis of federal income taxes in 2007, the Company discovered an error in the liability relating to prior years. A portion of total taxes has been inadvertently misclassified between current and deferred taxes, and inadvertently misallocated among certain affiliates. As a result, the reported current federal income tax recoverable and surplus were understated. The correction was booked directly to federal income tax recoverable and surplus in the amount of $36,656.

The net admitted deferred tax asset is unaffected, as the adjustment to the total deferred tax asset is offset by a change in the nonadmitted portion.

12. COMMITMENTS AND CONTINGENT LIABILITIES:

(A) LITIGATION

The Company is or may become involved in various legal actions, some of which assert claims for substantial amounts. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses and costs of defense, will not be material to the consolidated financial condition of the Company.

On July 23, 2007, The Hartford entered into an agreement (the "Agreement") with the New York Attorney General's Office, the Connecticut Attorney General's Office, and the Illinois Attorney General's Office to resolve (i) the previously disclosed investigations by these Attorneys General regarding, among other things, The Hartford's compensation agreements with brokers, alleged participation in arrangements to submit inflated bids, sale of fixed and individual annuities used to fund structured settlements, and marketing and sale of individual and group variable annuity products and (ii) the previously disclosed investigation by the New York Attorney General's Office of aspects of The Hartford's variable annuity and mutual fund operations related to market timing. In light of the Agreement, the Staff of the Securities and Exchange Commission has informed The Hartford that it has determined to conclude its previously disclosed investigation into market timing without taking any action. Under the terms of the Agreement, The Hartford paid $115 million, of which $84 million represents restitution for market timing, $5 million represents restitution for issues relating to the compensation of brokers, and $26 million is a civil penalty.

Hartford Life & Annuity recorded charges of $50 million, after-tax, in the aggregate through 2007 to establish a reserve for the market timing matters.

(B) GUARANTY FUNDS

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty association for certain obligations of insolvent insurance companies to policyholders and claimants. Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid guaranty fund assessments of approximately $202, $519 and $308 in 2008, 2007 and 2006, respectively, of which $108, $480 and $279 in 2008, 2007 and 2006, respectively, increased the creditable amount against premium taxes. The Company has a guaranty fund receivable of $3,493 and $3,881 as of December 31, 2008 and 2007, respectively.

(C) LEASES

As discussed in Note 7, transactions with The Hartford include rental of facilities and equipment. The rent paid by the Company to Hartford Fire for space occupied was $6,142, $12,104 and $15,719 in 2008, 2007 and 2006,
respectively. Future minimum rental commitments are as follows:

2009                      4,464
2010                      3,283
2011                      2,442
Thereafter                3,125
                      ---------
Total                   $13,314
                      ---------

The principal executive office of the Company, together with its parent and other life insurance affiliates, is located in Simsbury, Connecticut. The Company's allocated rental expense is recognized over the term of the primary sublease for the facility located in Simsbury, Connecticut, which expires on December 31, 2010, and amounted to $2,714, $4,953 and $4,891 in 2008, 2007 and
2006, respectively.

(D) TAX MATTERS

The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS") as part of the Hartford consolidated return. During 2008, the IRS completed its examination of the consolidated group's U.S. income tax returns for 2002 through 2003. The Company received notification of the approval by the Joint Committee on Taxation of the results of the examination subsequent to December 31, 2008. The examination will not have a material effect on the Company's net income or financial position. The 2004 through 2006 examination began during 2008, and is expected to close by the end of 2010.

The separate account dividends-received deduction ("DRD") is estimated for the current year using information from the prior year-end, adjusted for current year equity market performance and other appropriate factors, including estimated levels of corporate dividend payments. The estimated DRD was updated in the third quarter for the provision-to-filed-return adjustments, and in the fourth quarter based on current year ultimate mutual fund distributions and fee income from the Company's variable insurance products. The actual current year DRD varied from earlier estimates based on, but not limited to, changes in eligible dividends received by the mutual funds, amounts of distributions from these mutual funds, amounts of short-term capital gains and asset values at the mutual fund level and the Company's taxable income before the DRD. Given recent financial markets' volatility, the Company intends to review its DRD computations on a quarterly basis, beginning in 2009. The Company recorded benefits of $112, $99 and $110 related to the separate account DRD in the years ended December 31, 2008, December 31, 2007 and December 31, 2006, respectively. The 2008 benefit included a benefit of $7 related to a true-up of the prior year tax return, the 2007 benefit included a charge of $1 related to a true-up of the prior year tax return, and the 2006 benefit included a benefit of $3 related to true-ups of prior years' tax returns.

In Revenue Ruling 2007-61, issued on September 25, 2007, the IRS announced its intention to issue regulations with respect to certain computational aspects of the DRD on separate account assets held in connection with variable annuity contracts. Revenue Ruling 2007-61 suspended Revenue Ruling 2007-54, issued in August 2007 that purported to change accepted industry and IRS interpretations of the statutes governing these computational questions. Any regulations that the IRS may ultimately propose for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown, but they could result in the elimination of some or all of the separate account DRD tax benefit that the Company receives. Management believes that it is highly likely that any such regulations would apply prospectively only.

The Company receives a foreign tax credit ("FTC") against its U.S. tax liability for foreign taxes paid by the Company including payments from its separate account assets. The separate account FTC is estimated for the current year using information from the most recent filed return, adjusted for the change in the allocation of separate account investments to the international equity markets during the current year. The actual current year FTC can vary from the estimates due to actual FTCs passed through by the mutual funds. The Company recorded benefits of $11, $8 and $11 related to separate account FTC in the years ended December 31, 2008, December 31, 2007 and December 31, 2006, respectively. These amounts included benefits related to true-ups of prior years' tax returns of $3, $0 and $4 in 2008, 2007 and 2006 respectively.

(E) FUNDING OBLIGATION

The Company had outstanding commitments totaling $12,002 and $16,373 as of December 31, 2008 and 2007, respectively, of which $10,750 and $10,532, related to funding limited partnership investments and $1,251 and $5,841 related to a mortgage loan funding, respectively.

13. SUBSEQUENT EVENT:

As a result of unfavorable market performance in 2008, the 3WIN product reached a triggering event in which contract holders have made elections to either (a) receive 80% of their original variable annuity deposit in a lump sum or (b) receive 100% of their original variable annuity deposit as an annuity certain paid in level installments.

As a result, on February 5, 2009,the Company's parent (HLIC) issued a funding agreement to the Company in the amount of $1,468,810 for the purpose of funding these annuity certain payments under the Company's reinsurance agreement with Hartford Life Insurance Company, KK (see note 5). The contract calls for October 31 scheduled annual payouts with interest at 5.16% through 2019.

                                     *****

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                     SCHEDULE I -- SELECTED FINANCIAL DATA
                               DECEMBER 31, 2008
                 (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

INVESTMENT INCOME EARNED:
 U.S. Government Bonds                                               $2,642
 Bonds Exempt from U.S. Tax                                              45
 Other Bonds (unaffiliated)                                         313,664
 Bonds of Affiliates                                                     --
 Preferred Stocks (unaffiliated)                                     17,566
 Preferred Stocks of affiliates
 Common Stocks (unaffiliated)                                           108
 Common Stocks of affiliates                                             --
 Mortgage Loans                                                      26,596
 Real Estate                                                          1,409
 Contract loans                                                      22,535
 Cash/short-term Investments                                         27,150
 Derivative Instruments                                             (19,377)
 Other Invested Assets                                                   17
 Aggregate Write-ins for Investment Income                           (9,541)
                                                             --------------
                                    GROSS INVESTMENT INCOME         382,814
 Less: Investment Expenses                                            6,780
                                                             --------------
                                      NET INVESTMENT INCOME        $376,034
                                                             --------------
REAL ESTATE OWNED -- BOOK VALUE LESS ENCUMBRANCES:                  $27,285
                                                             --------------
MORTGAGE LOANS -- BOOK VALUE:
 Farm Mortgages                                                     $68,410
 Residential Mortgages                                                   --
 Commercial Mortgages                                               542,962
                                                             --------------
                                       TOTAL MORTGAGE LOANS        $611,372
                                                             --------------
MORTGAGE LOANS BY STANDING -- BOOK VALUE:
 Good Standing                                                     $611,372
 Good Standing with Restructured Terms
 Interest Overdue More Than 90 Days
 Not In Foreclosure
 Foreclosure In Process
OTHER LONG TERM ASSETS -- STATEMENT VALUE:                          $10,489
                                                             --------------
COLLATERAL LOANS                                                       $ --
                                                             --------------
BONDS AND STOCKS OF PARENTS, SUBSIDIARIES AND AFFILIATES --
 BOOK VALUE:
 Bonds                                                                 $ --
 Preferred Stocks                                                        --
 Common Stocks                                                        6,489
BONDS AND SHORT-TERM INVESTMENTS BY MATURITY AND CLASS:
By Maturity -- Statement Value
 Due within one year or less                                     $2,534,297
 Over 1 year through 5 years                                      2,637,862
 Over 5 years through 10 years                                    3,812,781
 Over 10 years through 20 years                                     692,677
 Over 20 years                                                      860,776
                                                             --------------
                                          TOTAL BY MATURITY     $10,538,393
                                                             --------------
By Class -- Statement Value
 Class 1                                                         $8,749,832
 Class 2                                                          1,625,331
 Class 3                                                            134,682
 Class 4                                                                 63
 Class 5                                                             27,027
 Class 6                                                              1,458
                                                             --------------
                                             TOTAL BY CLASS     $10,538,393
                                                             --------------
Total Publicly Traded                                            $8,651,218
Total Privately Placed                                            1,887,175
                                                             --------------
                                        TOTAL BY MAJOR TYPE     $10,538,393
                                                             --------------

INVESTMENT BALANCES:
 Preferred Stocks -- Statement Value                                    $255,362
 Common Stocks -- Market Value                                            11,520
 Short-Term Investments -- Book Value                                  2,166,710
 Options, Caps, and Floors Owned -- Statement Value                    1,202,744
 Options, Caps, and Floors Written and Inforce -- Statement                   --
  Value
 Collar, Swap, and Forward Agreements Open -- Statement Value            562,195
 Financial Futures Contracts Open -- Current Value                     3,634,952
 Cash on Deposit                                                         147,770
 Cash Equivalents                                                         11,673
LIFE INSURANCE IN FORCE:
 Industrial                                                                 $ --
 Ordinary                                                             79,650,740
 Credit Life                                                                  --
 Group Life                                                              166,760
AMOUNT OF ACCIDENTAL DEATH INSURANCE IN FORCE UNDER:
 Ordinary Policies                                                       $41,194
POLICIES WITH DISABILITY PROVISIONS IN FORCE:
 Industrial                                                                 $ --
 Ordinary                                                              5,045,312
 Credit Life                                                                  --
 Group Life                                                                5,010
SUPPLEMENTARY CONTRACTS IN FORCE:
Ordinary -- Not Involving Life Contingencies
 Amount on Deposit                                                          $ --
 Income Payable                                                               --
Ordinary -- Involving Life Contingencies
 Amount on Deposit                                                          $ --
 Income Payable                                                        3,206,234
Group -- Not Involving Life Contingencies
 Amount on Deposit
 Income Payable                                                               --
Group -- Involving Life Contingencies
 Amount on Deposit                                                          $ --
 Income Payable                                                               --
ANNUITIES:
Ordinary:
 Immediate -- Amount of Income Payable                                   $53,752
 Deferred -- Fully Paid Account Balance                               51,101,938
 Deferred -- Not Fully Paid -- Account Balance                           100,215
Group:
 Amount of Income Payable                                                    $75
 Fully Paid Account Balance                                              199,452
 Not Fully Paid -- Account Balance                                            --
ACCIDENT AND HEALTH INSURANCE -- PREMIUMS IN FORCE:
 Group                                                                      $ --
 Credit                                                                       --
 Ordinary                                                                  1,025
DEPOSIT FUNDS AND DIVIDEND ACCUMULATIONS:
 Deposit Funds -- Account Balance                                        $37,740
 Dividend Accumulations -- Account Balance                                   127

CLAIM PAYMENTS:
Group Accident & Health
 2008                                                                       $ --
 2007                                                                         --
 2006                                                                         --
 2005                                                                         --
 2004                                                                         --
 Prior                                                                        --
Other Accident & Health
 2008                                                                       $267
 2007                                                                        264
 2006                                                                         72
 2005                                                                         55
 2004                                                                         30
 Prior                                                                       747
Other Coverages that use Development Methods to Calculate Claim
 Reserves
 2008                                                                       $ --
 2007                                                                         --
 2006                                                                         --
 2005                                                                         --
 2004                                                                         --
 Prior                                                                        --

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                   SCHEDULE II -- SUMMARY INVESTMENT SCHEDULE
                               DECEMBER 31, 2008
                 (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

                                                                         HOLDINGS                       ANNUAL STATEMENT
                                                               AMOUNT            PERCENTAGE       AMOUNT            PERCENTAGE
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT CATEGORIES
1. Bonds:
  1.1 U.S. treasury securities                                  $767,433              5.5          $767,433              5.5
  1.2 U.S. government agency obligations (excluding
   mortgage-backed securities):
    1.21 issued by U.S. government agencies                           --               --                --               --
    1.22 issued by U.S. government sponsored agencies                 --               --                --               --
  1.3 Foreign government (including Canada, excluding
   mortgage-backed securities)                                 1,776,427             12.7         1,776,427             12.7
  1.4 Securities issued by states, territories and
   possessions and political subdivisions in the U.S:
    1.41 State, territories, and possessions general
     obligations                                                  11,540              0.1            11,540              0.1
    1.42 Political subdivisions of states, territories &
     possessions & political subdivisions general
     obligations                                                      --               --                --               --
    1.43 Revenue and assessment obligations                       45,000              0.3            45,000              0.3
    1.41 Industrial development and similar obligations               --               --                --               --
  1.5 Mortgage-backed securities (includes residential and
   commercial MBS):
    1.51 Pass-through securities:
      1.511 Issued or guaranteed by GNMA                          15,664              0.1            15,664              0.1
      1.512 Issued or guaranteed bly FNMA and FHLMC              424,767              3.0           424,767              3.0
      1.513 All other                                                 --               --                --               --
    1.52 CMOs and REMICs:
      1.521 Issued or guaranteed by GNMA, FNMA, and FHLMC
       or VA                                                     113,002              0.8           113,002              0.8
      1.522 Issued by non-U.S. Government issuers and
       collateralized by MBS issued or guaranteed by GNMA,
       FNMA, FHLMC or VA                                              --               --                --               --
      1.523 All other                                          1,281,606              9.2         1,281,606              9.2
2. Other debt and other fixed income securities (excluding
 short-term):
  2.1 Unaffiliated domestic securities (includes credit
   tenant loans rated by the SVO)                              2,666,182             19.1         2,666,182             19.1
  2.2 Unaffiliated foreign securities                          1,270,062              9.2         1,270,062              9.2
  2.3 Affiliated securities                                           --               --                --               --
3. Equity Interests:
  3.1 Investment in mutual funds                                   5,031               --             5,031               --
  3.2 Preferred stocks:
    3.21 Affiliated                                                   --               --                --               --
    3.22 Unaffiliated                                            255,362              1.8           255,362              1.8
  3.3 Publicly traded securities (excluding preferred
   stocks):
    3.31 Affiliated                                                   --               --                --               --
    3.32 Unaffiliated                                                 --               --                --               --
  3.4 Other equity securities:
    3.41 Affiliated                                                6,489               --             6,489               --
    3.42 Unaffiliated                                                 --               --                --               --
  3.5 Other equity securities including tangible personal
   property under lease:
    3.51 Affiliated                                                   --               --                --               --
    3.52 Unaffiliated                                                 --               --                --               --
4. Mortgage loans:
  4.1 Construction and land development                               --               --                --               --
  4.2 Agricultural                                                    --               --                --               --
  4.3 Single family residential properties                            --               --                --               --
  4.4 Multifamily residential properties                              --               --                --               --
  4.5 Commercial loans                                           611,371              4.4           611,371              4.4
  4.6 Mezzanine real estate loans                                     --               --                --               --
5. Real estate investments
  5.1 Property occupied by company                                27,285              0.2            27,285              0.2
  5.2 Property held for production of income                          --               --                --               --
  5.3 Property held for sale                                          --               --                --               --
6. Policy Loans                                                  354,920              2.5           354,920              2.5
7. Receivables for securities                                    226,507              1.6           226,507              1.6
8. Cash and short-term investments                             2,326,153             16.6         2,326,153             16.6
9. Other invested assets                                       1,802,382             12.9         1,802,382             12.9
                                                             -----------            -----       -----------            -----
10.  TOTAL INVESTED ASSETS                                   $13,987,183            100.0       $13,987,183            100.0
                                                             -----------            -----       -----------            -----

                               QUARTERLY STATEMENT

                                     OF THE

                            HARTFORD LIFE AND ANNUITY
                                INSURANCE COMPANY

                                       Of

                                 SIMSBURY IN THE
                                   STATE OF CT

                           TO THE INSURANCE DEPARTMENT
                                OF THE STATE OF

                              For the Period Ended
                                  June 30, 2009

                                      2009


                                                                      Barcode
                                                                      *71153200920100102*

NAIC Group Code 0091, 0091             NAIC Company Code 71153        Employer's ID Number 39-1052598
(Current Period) (Prior Period)

Organized under the Laws of      State of Domicile or Port of Entry   Country of Domicile US
CONNECTICUT                      CONNECTICUT

Incorporated/Organized January 9, 1956                     Commenced Business July 1, 1965

Statutory Home Office            200 HOPMEADOW STREET SIMSBURY CT 06089
                                 (STREET AND NUMBER) (CITY OR TOWN, STATE AND ZIP CODE)

Main Administrative Office       200 HOPMEADOW STREET SIMSBURY CT 06089                                860-547-5000
                                 (STREET AND NUMBER) (CITY OR TOWN, STATE AND ZIP CODE)           (AREA CODE)(TELEPHONE NUMBER)

Mail Address                     ONE HARTFORD PLAZA HARTFORD CT 06155
                                 (STREET AND NUMBER  (CITY OR TOWN, STATE AND ZIP CODE)
                                 OR  P.O. BOX)                                                           860-547-5000
Primary Location of Books and    200 HOPMEADOW STREET  SIMSBURY CT 06089                          (AREA CODE)(TELEPHONE NUMBER)
Records                          (STREET AND NUMBER) (CITY OR TOWN, STATE AND ZIP CODE)

Internet Website Address         WWW.THEHARTFORD.COM
Statutory Statement Contact      MICHAEL W. SALWEN                                                    860-843-7739
                                 (NAME)                                                   (AREA CODE) (TELEPHONE NUMBER) (EXTENSION)
                                 Michael.Salwen@hartfordlife.com                                      860-843-3884
                                 (EMAIL ADDRESS)                                                      (FAX NUMBER)

                                                       OFFICERS

          NAME                            TITLE                           NAME                     TITLE
1. JOHN CLINTON WALTERS         President CEO & COB             2. DONALD CHRISTIAN HUNT  Secretary
3. ERNEST MALCOLM MCNEILL, JR.  SVP & Chief Accounting Officer  4. CRAIG DOUGLAS MORROW   AVP & Appointed Actuary

                                                                OTHER

RICARDO ARTURO ANZALDUA         SVP & Assistant Secretary       DAVID ALAN CARLSON        SVP & Director of Taxes
JENNIFER JILL GEISLER           Senior Vice President           JOHN NICHOLAS GIAMALIS    SVP & Treasurer
CHRISTOPHER JAMES HANLON        Senior Vice President           STEPHEN THOMAS JOYCE      Executive Vice President
ALAN JAMES KRECZKO              EVP & General Counsel           GLENN DAVID LAMMEY        CFO & Executive Vice President
GREGORY GERARD MCGREEVEY        EVP & Chief Investment Officer  WILLIAM PATRICK MEANEY    Senior Vice President
BRIAN DENNIS MURPHY             Executive Vice President        CRAIG RODOLPH RAYMOND     Senior Vice President
JAMES EVERETT TRIMBLE           SVP & Chief Actuary

                                                 DIRECTOR OR TRUSTEES

GLENN DAVID LAMMEY                 GREGORY GERARD MCGREEVEY                JOHN CLINTON WALTERS

State of CONNECTICUT
County of HARTFORD

The officers of this reporting entity being duly sworn, each depose and say that they are the described officers of said reporting entity, and that on the reporting period stated above, all of the herein described assets were the absolute property of the said reporting entity, free and clear from any liens or claims thereon, except as herein stated, and that this statement, together with related exhibits, schedules and explanations therein contained, annexed or referred to, is a full and true statement of all the assets and liabilities and of the condition and affairs of the said reporting entity as of the reporting period stated above, and of its income and deductions therefrom for the period ended, and have been completed in accordance with the NAIC ANNUAL STATEMENT
INSTRUCTIONS and ACCOUNTING PRACTICES AND PROCEDURES manual except to the extent that: (1) state law may differ, or, (2) that state rules or regulations require differences in reporting not related to accounting practices and procedures, according to the best of their information, knowledge and belief, respectively. Furthermore, the scope of this attestation by the described officers also includes the related corresponding electronic filing with the NAIC, when required, that is an exact copy (except for formatting differences due to electronic filing) of the enclosed statement. The electronic filing may be requested by various regulators in lieu of or in addition to the enclosed statement.


/s/ John Clinton Walters                /s/ Donald Christian Hunt               /s/ Ernest Malcolm McNeill, Jr.
-------------------------------------   -------------------------------------   -------------------------------------
(Signature)                             (Signature)                             (Signature)
JOHN CLINTON WALTERS                    DONALD CHRISTIAN HUNT                   ERNEST MALCOLM MCNEILL, JR.
1. (Printed Name)                       2. (Printed Name)                       3. (Printed Name)
President, CEO & COB                    Secretary                               SVP & Chief Accounting Officer
(Title)                                 (Title)                                 (Title)

Subscribed and sworn to before me            a. Is this an original filing?            Yes |X| No |_|

This 23 day of July 2009                     b. If no: 1. State the amendment number   ______________
                                                       2. Date filed                   ______________
                                                       3. Number of pages attached     ______________

/s/ Kimberly A. Ehlinger
-------------------------------------
[STAMP]

                                     ASSETS

                                                                                 CURRENT STATEMENT DATE
                                                                      -------------------------------------------
                                                                             1             2              3               4
                                                                                                     NET ADMITTED    DECEMBER 31
                                                                                      NONADMITTED       ASSETS      PRIOR YEAR NET
                                                                          ASSETS         ASSETS     (COLS. 1 - 2)  ADMITTED ASSETS
                                                                      --------------  -----------  --------------  ---------------
1.    Bonds                                                            8,511,768,911                8,511,768,911    8,371,683,455
2.    Stocks:
      2.1  Preferred stocks                                               77,284,929                   77,284,929      255,361,968
      2.2  Common stocks                                                  12,298,134                   12,298,134       11,520,161
3.    Mortgage loans on real estate:
      3.1  First liens                                                   554,273,581                  554,273,581      578,552,850
      3.2  Other than first liens                                         32,669,672                   32,669,672       32,818,581
4.    Real estate:
      4.1  Properties occupied by the company (less $0 encumbrances)      27,965,910                   27,965,910       27,284,717
      4.2  Properties held for the production of income (less $0
           encumbrances)                                                                                        0
      4.3  Properties held for sale (less $0 encumbrances)                                                      0
5.    Cash ($93,942,280), cash equivalents ($7,690)
      and short-term investments ($2,435,862,009)                      2,529,811,979                2,529,811,979    2,326,153,004
6.    Contract loans (including $0 premium notes)                        347,939,589                  347,939,589      354,919,732
7.    Other invested assets                                                9,004,403                    9,004,403       10,488,653
8.    Receivables for securities                                          79,908,651                   79,908,651      226,506,600
9.    Aggregate write-ins for invested assets                            772,733,407            0     772,733,407    1,791,892,868
                                                                      --------------  -----------  --------------   --------------
10.   Subtotals, cash and invested assets (Lines 1 to 9)              12,955,659,166            0  12,955,659,166   13,987,182,589
11.   Title plants less $0 charged off (for Title insurers only)                                                0
12.   Investment income due and accrued                                  122,504,768                  122,504,768       85,916,570
13.   Premiums and considerations:
      13.1 Uncollected premiums and agents' balances in the course
           of collection                                                  16,150,532                   16,150,532       19,384,051
      13.2 Deferred premiums, agents' balances and installments
           booked but deferred and not yet due (including $0 earned
           but unbilled premiums)                                         45,701,029   17,364,793      28,336,236       29,547,113
      13.3 Accrued retrospective premiums                                                                       0
14.   Reinsurance:
      14.1 Amounts recoverable from reinsurers                            36,734,856                   36,734,856       69,081,834
      14.2 Funds held by or deposited with reinsured companies                                                  0
      14.3 Other amounts receivable under reinsurance contracts           69,441,833                   69,441,833       91,846,715
15.   Amounts receivable relating to uninsured plans                                                            0
16.1  Current federal and foreign income tax recoverable and
      interest thereon                                                                                          0      174,110,370
16.2  Net deferred tax asset                                             442,680,800  239,885,540     202,795,260       68,672,999
17.   Guaranty funds receivable or on deposit                              3,576,922                    3,576,922        3,493,310
18.   Electronic data processing equipment and software                                                         0
19.   Furniture and equipment, including health care delivery
      assets ($0)                                                                                               0
20.   Net adjustment in assets and liabilities due to foreign
      exchange rates                                                                                            0
21.   Receivables from parent, subsidiaries and affiliates                12,472,744                   12,472,744       10,222,853
22.   Health care ($0) and other amounts receivable                        5,845,054    5,845,054               0
23.   Aggregate write-ins for other than invested assets                  12,280,251  (76,256,730)     88,536,981      369,937,855
                                                                      --------------  -----------  --------------   --------------
24.   Total assets excluding Separate Accounts, Segregated Accounts
      and Protected Cell Accounts (Lines 10 through 23)               13,723,047,955  186,838,657  13,536,209,298   14,909,396,259
25.   From Separate Accounts, Segregated Accounts and Protected
      Cell Accounts                                                   52,008,443,706               52,008,443,706   50,551,150,119
26.   Total (Lines 24 and 25)                                         65,731,491,661  186,838,657  65,544,653,004   65,460,546,378
                                                                      ==============  ===========  ==============   ==============

                              DETAILS OF WRITE-INS

0901. Derivative Instruments                                             772,733,407                  772,733,407    1,791,892,868
0902.                                                                                                           0
0903.                                                                                                           0
0998. Summary of remaining write-ins for Line 9 from overflow page                 0            0               0                0
0999. Totals (Lines 0901 thru 0903 plus 0998) (Line 9 above)             772,733,407            0     772,733,407    1,791,892,868
                                                                      --------------  -----------  --------------   --------------
2301. Disbursements And Items Not Allocated                               10,498,127   14,833,886      (4,335,759)      70,323,930
2302. Other Assets Non-admitted                                            1,782,124    1,782,124               0
2303. Permitted Practice - DTA                                                        (92,872,740)     92,872,740      299,613,925
2398. Summary of remaining write-ins for Line 23 from overflow page                0            0               0                0
2399. Totals (Lines 2301 thru 2303 plus 2398) (Line 23 above)             12,280,251  (76,256,730)     88,536,981      369,937,855
                                                                      --------------  -----------  --------------   --------------


                                       Q02

                      LIABILITIES, SURPLUS AND OTHER FUNDS

                                                                              1                2
                                                                           CURRENT        DECEMBER 31
                                                                       STATEMENT DATE     PRIOR YEAR
                                                                       --------------   ---------------
1.    Aggregate reserve for life contracts $9,327,919,076 less $0
      included in Line 6.3 (including $0 Modco Reserve)                 9,327,919,076    10,792,355,216
2.    Aggregate reserve for accident and health contracts (including
      $0 Modco Reserve)                                                     5,292,332         5,394,388
3.    Liability for deposit-type contracts (including $0 Modco
      Reserve)                                                             67,568,582        70,265,707
4.    Contract claims:
      4.1  Life                                                            31,342,977        33,700,451
      4.2  Accident and health                                                165,215           136,012
5.    Policyholders' dividends $0 and coupons $0 due and unpaid
6.    Provision for policyholders' dividends and coupons payable in following calendar year - estimated amounts:
      6.1  Dividends apportioned for payment (including $0 Modco)           1,286,860         1,406,729
      6.2  Dividends not yet apportioned (including $0 Modco)                     975               855
      6.3  Coupons and similar benefits (including $0 Modco)
7.    Amount provisionally held for deferred dividend policies not included in Line 6
8.    Premiums and annuity considerations for life and accident and health contracts received in advance less $0 discount;
      including $0 accident and health premiums                               729,367         1,016,529
9.    Contract liabilities not included elsewhere:
      9.1  Surrender values on canceled contracts
      9.2  Provision for experience rating refunds, including $0
           accident and health experience rating refunds                    4,196,140         4,977,920
      9.3  Other amounts payable on reinsurance, including $0
           assumed and $16,698,797 ceded                                   16,698,797        15,998,017
      9.4  Interest Maintenance Reserve                                       750,405
10.   Commissions to agents due or accrued - life and annuity
      contracts $48,883,691, accident and health $0 and deposit-type
      contract funds $7,685,174                                            56,568,865        56,208,822
11.   Commissions and expense allowances payable on reinsurance
      assumed
12.   General expenses due or accrued                                      34,389,494        47,722,869
13.   Transfers to Separate Accounts due or accrued (net) (including
      $(1,471,286,818) accrued for expense allowances recognized in
      reserves, net of reinsured allowances)                           (1,515,611,236)   (1,642,086,342)
14.   Taxes, licenses and fees due or accrued, excluding federal
      income taxes                                                          5,857,104        9,647,525
15.1  Current federal and foreign income taxes, including $0 on
      realized capital gains (losses)                                       2,352,484
15.2  Net deferred tax liability
16.   Unearned investment income                                            3,225,933        3,304,252
17.   Amounts withheld or retained by company as agent or trustee           7,351,040        1,866,332
18.   Amounts held for agents' account, including $1,046,322 agents'
      credit balances                                                       1,046,322        1,327,925
19.   Remittances and items not allocated                                  99,119,749      145,871,785
20.   Net adjustment in assets and liabilities due to foreign
      exchange rates
21.   Liability for benefits for employees and agents if not
      included above
22.   Borrowed money $0 and interest thereon $0
23.   Dividends to stockholders declared and unpaid
24.   Miscellaneous liabilities:
      24.1 Asset valuation reserve                                          9,562,775         6,003,772
      24.2 Reinsurance in unauthorized companies                               10,330            10,330
      24.3 Funds held under reinsurance treaties with unauthorized
           reinsurers                                                   1,156,869,646     1,013,638,930
      24.4 Payable to parent, subsidiaries and affiliates                  35,710,442        39,493,081
      24.5 Drafts outstanding                                             115,912,633       135,928,955
      24.6 Liability for amounts held under uninsured plans
      24.7 Funds held under coinsurance
      24.8 Payable for securities                                          56,146,938        27,723,614
      24.9 Capital notes $0 and interest thereon $0
25.   Aggregate write-ins for liabilities                                 761,856,530     1,959,624,176
                                                                       --------------   ---------------
26.   Total liabilities excluding Separate Accounts business
      (Lines 1 to 25)                                                  10,286,319,775    12,731,537,849
                                                                       --------------   ---------------
27.   From Separate Accounts statement                                 52,008,443,706    50,551,150,119
                                                                       --------------   ---------------
28.   Total liabilities (Lines 26 and 27)                              62,294,763,481    63,282,687,968
                                                                       --------------   ---------------
29.   Common capital stock                                                  2,500,000         2,500,000
30.   Preferred capital stock
31.   Aggregate write-ins for other than special surplus funds            286,763,928       497,354,084
32.   Surplus notes
33.   Gross paid in and contributed surplus                             2,180,584,010     1,692,530,362
34.   Aggregate write-ins for special surplus funds                                 0                 0
35.   Unassigned funds (surplus)                                          780,041,585       (14,526,035)
36.   Less treasury stock, at cost:
      36.1 0.000 shares common (value included in Line 29 $0)
      36.2 0.000 shares preferred (value included in Line 30 $0)
37.   Surplus (Total Lines 31 + 32 + 33 + 34 + 35 - 36) (including
      $0 in Separate Accounts Statement)                                3,247,389,523     2,175,358,411
                                                                       --------------   ---------------
38.   Totals of Lines 29, 30 and 37                                     3,249,889,523     2,177,858,411
                                                                       --------------   ---------------
39.   Totals of Lines 28 and 38                                        65,544,653,004    65,460,546,378
                                                                       ==============   ===============

                              DETAILS OF WRITE-INS

2501. Collateral on Derivatives                                           714,428,276     1,682,427,970
2502. Securities Lending Collateral                                            21,211       215,494,633
2503. Derivative Investments                                                                 27,057,908
2598. Summary of remaining write-ins for Line 25 from overflow page        47,407,043        34,643,665
2599. Totals (Lines 2501 thru 2503 plus 2598) (Line 25 above)             761,856,530     1,959,624,176
                                                                       --------------   ---------------
3101. Gain on Inforce Reinsurance                                         193,891,188       197,740,159
3102. Permitted practice DTA                                               92,872,740       299,613,925
3103.
3198. Summary of remaining write-ins for Line 31 from overflow page                 0                 0
3199. Totals (Lines 3101 thru 3103 plus 3198) (Line 31 above)             286,763,928       497,354,084
                                                                       --------------   ---------------
3401.
3402.
3403.
3498. Summary of remaining write-ins for Line 34 from overflow page                 0                 0
3499. Totals (Lines 3401 thru 3403 plus 3498) (Line 34 above)                       0                 0
                                                                       --------------   ---------------


                                       Q03

                              SUMMARY OF OPERATIONS
                 (Excluding Unrealized Capital Gains and Losses)

                                                                                         1                2                 3
                                                                                      CURRENT           PRIOR       PRIOR YEAR ENDED
                                                                                   YEAR TO DATE     YEAR TO DATE      DECEMBER 31
                                                                                  --------------   --------------   ----------------
1.      Premiums and annuity considerations for life and accident and health
        contracts                                                                  1,692,796,588    4,178,920,740     9,352,507,146
2.      Considerations for supplementary contracts with life contingencies               174,875           10,779            78,236
3.      Net investment income                                                        240,870,057      182,317,061       376,034,010
4.      Amortization of Interest Maintenance Reserve (IMR)                               984,317         (258,984)         (484,358)
5.      Separate Accounts net gain from operations excluding unrealized gains or losses
6.      Commissions and expense allowances on reinsurance ceded                       93,389,355      103,788,512       229,723,440
7.      Reserve adjustments on reinsurance ceded                                      (5,842,230)     (10,432,727)      (18,160,804)
8.      Miscellaneous Income:
        8.1  Income from fees associated with investment management, administration and contract guarantees from Separate Accounts
                                                                                     540,946,562      739,723,163     1,363,867,995
        8.2  Charges and fees for deposit-type contracts
        8.3  Aggregate write-ins for miscellaneous income                             90,316,117      237,453,961       310,502,821
                                                                                  --------------   --------------    --------------
9.      Totals (Lines 1 to 8.3)                                                    2,653,635,641    5,431,522,505    11,614,068,486
                                                                                  --------------   --------------    --------------
10.     Death benefits                                                               158,239,646      156,084,735       332,285,784
11.     Matured endowments (excluding guaranteed annual pure endowments)                 335,188          166,652           488,258
12.     Annuity benefits                                                              38,838,138       40,432,821       316,594,968
13.     Disability benefits and benefits under accident and health contracts           3,111,600        2,788,938         5,429,577
14.     Coupons, guaranteed annual pure endowments and similar benefits                      112              112               112
15.     Surrender benefits and withdrawals for life contracts                      3,609,225,234    5,348,628,636     9,965,052,593
16.     Group conversions
17.     Interest and adjustments on contract or deposit-type contract funds            3,001,425        7,904,456        15,797,103
18.     Payments on supplementary contracts with life contingencies                    1,640,597        1,608,013         3,262,919
19.     Increase in aggregate reserves for life and accident and health
        contracts                                                                 (1,442,568,670)     328,394,268     4,809,455,973
                                                                                  --------------   --------------    --------------
20.     Totals (Lines 10 to 19)                                                    2,371,823,270    5,886,008,631    15,448,367,287
21.     Commissions on premiums, annuity considerations and deposit-type
        contract funds (direct business only)                                        253,207,959      442,770,781       821,540,041
22.     Commissions and expense allowances on reinsurance assumed                      4,590,587        7,217,063        13,310,322
23.     General insurance expenses                                                   198,289,103      232,548,378       448,657,076
24.     Insurance taxes, licenses and fees, excluding federal income taxes            18,418,568       22,192,314        43,032,521
25.     Increase in loading on deferred and uncollected premiums                      (3,857,460)        (328,471)       (5,412,378)
26.     Net transfers to or (from) Separate Accounts net of reinsurance           (1,686,529,843)  (1,002,745,886)   (1,671,680,758)
27.     Aggregate write-ins for deductions                                           (89,670,711)    (153,846,774)     (295,289,105)
                                                                                  --------------   --------------    --------------
28.     Totals (Lines 20 to 27)                                                    1,066,271,473    5,433,816,036    14,802,525,006
                                                                                  --------------   --------------    --------------
29.     Net gain from operations before dividends to policyholders and federal
        income taxes (Line 9 minus Line 28)                                        1,587,364,168       (2,293,531)   (3,188,456,520)
30.     Dividends to policyholders                                                       601,372        1,239,802         1,555,063
                                                                                  --------------   --------------    --------------
31.     Net gain from operations after dividends to policyholders and before
        federal income taxes (Line 29 minus Line 30)                               1,586,762,796       (3,533,333)   (3,190,011,583)
32.     Federal and foreign income taxes incurred (excluding tax on capital
        gains)                                                                        30,386,961      (60,194,594)     (245,744,939)
                                                                                  --------------   --------------    --------------
33.     Net gain from operations after dividends to policyholders and federal income taxes and before realized capital gains or (losses) (Line 31
        minus Line 32)                                                             1,556,375,835       56,661,261    (2,944,266,644)
34.     Net realized capital gains (losses) (excluding gains (losses)
        transferred to the IMR) less capital gains tax of $(3,675,433)
        (excluding taxes of $2,982,530 transferred to the IMR)                       128,260,115        7,666,869       961,161,644
                                                                                  --------------   --------------    --------------
35.     Net income (Line 33 plus Line 34)                                          1,684,635,950       64,328,130    (1,983,105,000)
                                                                                  ==============   ==============    ==============
        CAPITAL AND SURPLUS ACCOUNT

36.     Capital and surplus, December 31, prior year                               2,177,858,411    2,556,587,807     2,556,587,807
37.     Net income (Line 35)                                                       1,684,635,950       64,328,130    (1,983,105,000)
38.     Change in net unrealized capital gains (losses) less capital gains tax
        of $371,360,576                                                             (689,743,256)     (67,001,081)      731,680,206
39.     Change in net unrealized foreign exchange capital gain (loss)                 25,610,005       (1,101,228)      (34,794,203)
40.     Change in net deferred income tax                                           (529,331,905)       5,278,694       669,251,250
41.     Change in nonadmitted assets                                                 303,255,006      125,197,446      (182,691,362)
42.     Change in liability for reinsurance in unauthorized companies                                                       558,760
43.     Change in reserve on account of change in valuation basis, (increase)
        or decrease                                                                                                      23,935,154
44.     Change in asset valuation reserve                                             (3,559,003)      (1,091,809)       40,850,768
45.     Change in treasury stock
46.     Surplus (contributed to) withdrawn from Separate Accounts during period
47.     Other changes in surplus in Separate Accounts Statement
48.     Change in surplus notes
49.     Cumulative effect of changes in accounting principles
50.     Capital changes:
        50.1 Paid in
        50.2 Transferred from surplus (Stock Dividend)
        50.3 Transferred to surplus
51.     Surplus adjustment:
        51.1 Paid in                                                                 488,053,648        1,201,193       208,661,159
        51.2 Transferred to capital (Stock Dividend)
        51.3 Transferred from capital
        51.4 Change in surplus as a result of reinsurance
52.     Dividends to stockholders                                                                     (66,000,000)     (156,000,000)
53.     Aggregate write-ins for gains and losses in surplus                         (206,889,333)               0       302,923,872
                                                                                  --------------   --------------    --------------
54.     Net change in capital and surplus (Lines 37 through 53)                    1,072,031,112       60,811,345      (378,729,396)
                                                                                  --------------   --------------    --------------
55.     Capital and surplus as of statement date (Lines 36 + 54)                   3,249,889,523    2,617,399,152     2,177,858,411
                                                                                  ==============   ==============    ==============

                              DETAILS OF WRITE-INS

08.301. Other Investment Management Fees                                              45,830,281       73,397,917       130,208,911
08.302. Separate Account Loads                                                        40,060,613      110,434,600       107,963,200
08.303. Miscellaneous Income                                                           4,425,223       53,621,444        72,330,710
08.398. Summary of remaining write-ins for Line 8.3 from overflow page                         0                0                 0
08.399. Totals (Lines 08.301 thru 08.303 plus 08.398) (Line 8.3 above)                90,316,117      237,453,961       310,502,821
                                                                                  --------------   --------------    --------------
  2701. MODCO Reserve Adjustment on Reinsurance Assumed                            (113,847,998)       34,138,244      (339,633,625)
  2702. Miscellaneous Deductions                                                      24,959,067          200,321        43,926,598
  2703. Change in Provision for Experience-Rated Refunds                               (781,780)     (188,185,339)          417,922
  2798. Summary of remaining write-ins for Line 27 from overflow page                          0                0                 0
  2799. Totals (Lines 2701 thru 2703 plus 2798) (Line 27 above)                     (89,670,711)     (153,846,774)     (295,289,105)
                                                                                  --------------   --------------    --------------
  5301. Permitted practice DTA                                                     (206,741,185)                        299,613,925
  5302. Gain on Inforce Reinsurance                                                  (3,848,971)                          3,309,947
  5303. Valuation adjustment for securities                                            3,700,823
  5398. Summary of remaining write-ins for Line 53 from overflow page                          0                0                 0
  5399. Totals (Lines 5301 thru 5303 plus 5398) (Line 53 above)                    (206,889,333)                0       302,923,872
                                                                                  --------------   --------------    --------------


                                       Q04

                                    CASH FLOW

                                                                                   1                2
                                                                             CURRENT YEAR    PRIOR YEAR ENDED
                                                                                TO DATE         DECEMBER 31
                                                                            --------------   ----------------
                           CASH FROM OPERATIONS
1.  Premiums collected net of reinsurance                                    1,696,346,917     9,351,978,269
2.  Net investment income                                                      233,415,015       408,198,730
3.  Miscellaneous income                                                       718,809,804     1,885,933,452
                                                                            --------------    --------------

4.  Total (Lines 1 through 3)                                                2,648,571,736    11,646,110,451
5.  Benefit and loss related payments                                        3,761,267,571    10,733,727,427
6.  Net transfers to Separate Accounts, Segregated Accounts and Protected
    Cell Accounts                                                           (1,813,004,949)   (2,500,961,899)
7.  Commissions, expenses paid and aggregate write-ins for deductions        2,625,924,893    (1,468,784,326)
8.  Dividends paid to policyholders                                                721,121         2,304,771
9.  Federal and foreign income taxes paid (recovered) net of $0 tax on
    capital gains (losses)                                                    (146,768,796)      (96,262,978)
                                                                            --------------    --------------
10. Total (Lines 5 through 9)                                                4,428,139,840     6,670,022,995
11. Net cash from operations (Line 4 minus Line 10)                         (1,779,568,104)     4,976,087,456

                          CASH FROM INVESTMENTS
12. Proceeds from investments sold, matured or repaid:
    12.1 Bonds                                                               6,332,841,556       779,817,535
    12.2 Stocks                                                                                   38,675,892
    12.3 Mortgage loans                                                         70,632,876        17,014,335
    12.4 Real estate
    12.5 Other invested assets                                                   1,050,384           116,431
    12.6 Net gains or (losses) on cash, cash equivalents and short-term investments
    12.7 Miscellaneous proceeds                                              1,349,654,119       987,246,991
                                                                            --------------    --------------
    12.8 Total investment proceeds (Lines 12.1 to 12.7)                      7,754,178,935     1,822,871,183
13. Cost of investments acquired (long-term only):
    13.1 Bonds                                                               6,375,285,241     3,706,707,675
    13.2 Stocks                                                                     45,329        19,943,302
    13.3 Mortgage loans                                                         51,186,658       278,706,286
    13.4 Real estate
    13.5 Other invested assets                                                     538,550         2,096,528
    13.6 Miscellaneous applications                                                            1,527,650,914
                                                                            --------------    --------------
    13.7 Total investments acquired (Lines 13.1 to 13.6)                     6,427,055,778     5,535,104,704
                                                                            --------------    --------------
14. Net increase (decrease) in contract loans and premium notes                 (6,980,143)       11,146,529
15. Net cash from investments (Line 12.8 minus Line 13.7 and Line 14)        1,334,103,299    (3,723,380,050)

              CASH FROM FINANCING AND MISCELLANEOUS SOURCES
16. Cash provided (applied):
    16.1 Surplus notes, capital notes
    16.2 Capital and paid in surplus, less treasury stock                      488,053,648       204,846,049
    16.3 Borrowed funds
    16.4 Net deposits on deposit-type contracts and other insurance
         liabilities                                                                              (3,470,587)
    16.5 Dividends to stockholders                                                               156,000,000
    16.6 Other cash provided (applied)                                         161,070,131       462,787,191
                                                                            --------------    --------------
17. Net cash from financing and miscellaneous sources (Lines 16.1 through
    16.4 minus Line 16.5 plus Line 16.6)                                       649,123,779       508,162,653
                                                                            --------------    --------------

   RECONCILIATION OF CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS
18. Net change in cash, cash equivalents and short-term investments (Line
    11 plus Line 15 plus Line 17)                                              203,658,975     1,760,870,059
19. Cash, cash equivalents and short-term investments:
    19.1 Beginning of year                                                   2,326,153,004       565,282,946
    19.2 End of period (Line 18 plus Line 19.1)                              2,529,811,979     2,326,153,004
                                                                            --------------    --------------

Note: Supplemental disclosures of cash flow information for non-cash transactions:

20.0001


                                       Q05

                                    EXHIBIT 1

                   DIRECT PREMIUMS AND DEPOSIT-TYPE CONTRACTS

                                                       1               2                 3
                                                  Current Year     Prior Year        Prior Year
                                                    To Date         To Date      Ended December 31
                                                 -------------   -------------   -----------------
 1.   Industrial life
 2.   Ordinary life insurance                      661,893,189     752,940,496     1,546,934,521
 3.   Ordinary individual annuities              1,257,877,466   3,690,054,093     6,312,931,770
 4.   Credit life (group and individual)
 5.   Group life insurance                             613,162         588,898           726,004
 6.   Group annuities                                                   11,300            11,300
 7.   A&H - group
 8.   A&H - credit (group and individual)
 9.   A&H - other                                      487,672         539,578         1,050,535
10.   Aggregate of all other lines of business               0               0                 0
                                                 -------------   -------------     -------------
11.   Subtotal                                   1,920,871,489   4,444,134,365     7,861,654,130
12.   Deposit-type contracts
                                                 -------------   -------------     -------------
13.   Total                                      1,920,871,489   4,444,134,365     7,861,654,130
                                                 =============   =============     =============

                              DETAILS OF WRITE-INS

1001.
1002.
1003.
1098.   Summary of remaining write-ins for
        Line 10 from overflow page                           0               0                 0
1099.   Total (Lines 1001 thru 1003 plus 1098)
        (Line 10 above)                                      0               0                 0


                                       Q06

                          NOTES TO FINANCIAL STATEMENTS

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The accompanying statutory basis financial statements have been prepared in conformity with statutory accounting practices prescribed or permitted by the State of Connecticut Department of Insurance ("the Department"). The Department recognizes only statutory accounting practices prescribed or permitted by Connecticut for determining and reporting the financial condition and results of operations of an insurance company and for determining solvency under the state of Connecticut Insurance Law. The National Association of Insurance Commissioners' Accounting Practices and Procedures Manual ("NAIC SAP") has been adopted as a component of prescribed practices by Connecticut. A difference prescribed by Connecticut state law allows the Company to obtain a reinsurance reserve credit for a reinsurance treaty which provides for a limited right of unilateral cancellation by the reinsurer. Even if the Company did not obtain reinsurance reserve credit for this reinsurance treaty, the Company's risk-based capital would not have triggered a regulatory event.

     The Company has also received approval from the Connecticut Insurance Department regarding the use of a permitted practice related to the statutory accounting for deferred income taxes for the year ended December 31, 2008 through September 30, 2009. This permitted practice modifies the accounting for deferred income taxes prescribed by NAIC SAP by increasing the realization period for deferred tax assets from one year to three years and increasing the asset recognition limit from 10% to 15% of adjusted statutory capital and surplus. The benefits of this permitted practice may not be considered by the Company when determining surplus have triggered a regulatory event.

     The effect of the use of the above described practices prescribed and permitted by the Connecticut Insurance Department is shown in the reconciliation of the Company's net income and capital and surplus to NAIC SAP below:

                                                   JUNE 30,        DECEMBER 31,
                                                     2009              2008
                                                --------------   ---------------
Net Income (Loss), State of Connecticut basis   $1,684,635,950   $(1,983,105,000)
State permitted practice:
Reserve Credit                                  $   14,696,272   $  (142,388,066)
                                                --------------   ---------------
Net income (Loss), NAIC SAP:                    $1,699,332,222   $(2,125,493,066)
                                                ==============   ===============
Statutory surplus, State of Connecticut basis   $3,249,889,523   $ 2,177,858,411
State permitted practice:
Reserve Credit                                  $ (375,874,266)  $  (390,570,538)
Deferred income taxes (as described above)      $  (92,872,740)  $  (299,613,925)
                                                --------------   ---------------
Statutory surplus, NAIC SAP:                    $2,781,142,517   $ 1,487,673,948
                                                ==============   ===============

NOTE 2 - ACCOUNTING CHANGES AND CORRECTIONS OF ERRORS

     No significant change.

NOTE 3 - BUSINESS COMBINATIONS AND GOODWILL

     No significant change.

NOTE 4 - DISCONTINUED OPERATIONS

     No significant change.

NOTE 5 - INVESTMENTS

     No significant change.

NOTE 6 - JOINT VENTURES, PARTNERSHIPS AND LIMITED LIABILITY COMPANIES

     No significant change.

NOTE 7 - INVESTMENT INCOME

     No significant change.

NOTE 8 - DERIVATIVE INSTRUMENTS

     No significant change.


                                       Q07

NOTE 9 - INCOME TAXES

     No significant change.

NOTE 10 - INFORMATION CONCERNING PARENT, SUBSIDIARIES, AFFILIATES AND OTHER RELATED PARTIES

     No significant change.

NOTE 11 - DEBT

     No significant change.

NOTE 12 - RETIREMENT PLANS, DEFERRED COMPENSATION, POSTEMPLOYMENT BENEFITS AND COMPENSATED ABSENCES AND OTHER POSTRETIREMENT BENEFIT PLANS

     No significant change.

NOTE 13 - CAPITAL AND SURPLUS, SHAREHOLDERS' DIVIDEND RESTRICTIONS AND QUASI-REORGANIZATIONS

     No significant change.

NOTE 14 - CONTINGENCIES

     No significant change.

NOTE 15 - LEASES

     No significant change.

NOTE 16 - INFORMATION ABOUT FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK AND FINANCIAL INSTRUMENTS WITH CONCENTRATIONS OF CREDIT RISK

     No significant change.

NOTE 17 - SALE, TRANSFER AND SERVICING OF FINANCIAL ASSETS AND EXTINGUISHMENTS OF LIABILITIES

C.   The Company had no wash sales as of June 30, 2009.

NOTE 18 - GAIN OR LOSS TO THE REPORTING ENTITY FROM UNINSURED PLANS AND THE UNINSURED PORTION OF PARTIALLY INSURED PLANS

     No significant change.

NOTE 19 - DIRECT PREMIUM WRITTEN/PRODUCED BY MANAGING GENERAL AGENTS/THIRD PARTY ADMINISTRATORS

     No significant change.

NOTE 20 - OTHER ITEMS

     No significant change.

NOTE 21 - EVENTS SUBSEQUENT

     No significant change.

NOTE 22 - REINSURANCE

     No significant change.

NOTE 23 - RETROSPECTIVELY RATED CONTRACTS & CONTRACTS SUBJECT TO REDETERMINATION

     No significant change.


                                      Q07.1

NOTE 24 - CHANGE IN INCURRED LOSSES AND LOSS ADJUSTMENT EXPENSES

     The Company has no changes in incurred losses or loss adjustment expenses.

NOTE 25 - INTERCOMPANY POOLING ARRANGEMENTS

     No significant change.

NOTE 26 - STRUCTURED SETTLEMENTS

     No significant change.

NOTE 27 - HEALTH CARE RECEIVABLES

     No significant change.

NOTE 28 - PARTICIPATING POLICIES

     No significant change.

NOTE 29 - PREMIUM DEFICIENCY RESERVES

     No significant change.

NOTE 30 - RESERVES FOR LIFE CONTRACTS AND ANNUITY CONTRACTS

     No significant change.

NOTE 31 - ANALYSIS OF ANNUITY ACTUARIAL RESERVES AND DEPOSIT LIABILITIES BY WITHDRAWAL CHARACTERISTICS

     No significant change.

NOTE 32 - PREMIUMS AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

     No significant change.

NOTE 33 - SEPARATE ACCOUNTS

     No significant change.

NOTE 34 - LOSS/CLAIM ADJUSTMENT EXPENSES

     No significant change.


                                      Q07.2

                             GENERAL INTERROGATORIES
    (Responses to these interrogatories should be based on changes that have occurred since prior year end unless otherwise noted)
                         PART 1 - COMMON INTERROGATORIES

                                     GENERAL

1.1  Did the reporting entity experience any material
     transactions requiring the filing of Disclosure of
     Material Transactions with the State of Domicile,
     as required by the Model Act?                                Yes |x| No |_|

1.2  If yes, has the report been filed with the
     domiciliary state?                                           Yes |x| No |_|

2.1  Has any change been made during the year of this
     statement in the charter, by-laws, articles of
     incorporation, or deed of settlement of the
     reporting entity?                                            Yes |_| No |x|

2.2  If yes, date of change:

3.   Have there been any substantial changes in the
     organizational chart since the prior quarter end?
     If yes, complete the Schedule Y-Part 1 -
     Organizational chart.                                        Yes |_| No |x|

4.1  Has the reporting entity been a party to a merger
     or consolidation during the period covered by this
     statement?                                                   Yes |_| No |x|

4.2 If yes, provide name of entity, NAIC Company Code, and state of domicile (use two letter state abbreviation) for any entity that has ceased to exist as a result of the merger or consolidation.

                         1               2            3
                                        NAIC       STATE OF
                   NAME OF ENTITY   COMPANY CODE   DOMICILE
                   --------------   ------------   --------

5.   If the reporting entity is subject to a management
     agreement, including third-party administrator(s),
     managing general agent(s), attorney-in-fact, or
     similar agreement, have there been any significant
     changes regarding the terms of the agreement or
     principals involved? If yes, attach an
     explanation.                                         Yes |_| No |x| N/A |_|

     __________________________________________________
     __________________________________________________

6.1  State as of what date the latest financial
     examination of the reporting entity was made or is
     being made.                                                      12/31/2007

6.2  State the as of date that the latest financial
     examination report became available from either
     the state of domicile or the reporting entity.
     This date should be the date of the examined
     balance sheet and not the date the report was
     completed or released.                                           12/31/2002

6.3  State as of what date the latest financial
     examination report became available to other
     states or the public from either the state of
     domicile or the reporting entity. This is the
     release date or completion date of the examination
     report and not the date of the examination
     (balance sheet date).                                             1/16/2004

6.4  By what department or departments?

          Connecticut State Insurance Department
     __________________________________________________
     __________________________________________________

6.5  Have all financial statement adjustments within
     the latest financial examination report been
     accounted for in a subsequent financial statement
     filed with Departments?                              Yes |_| No |_| N/A |x|

6.6  Have all of the recommendations within the latest
     financial examination report been complied with?     Yes |x| No |_| N/A |_|

7.1  Has this reporting entity had any Certificates of
     Authority, licenses or registrations (including
     corporate registration, if applicable) suspended
     or revoked by any governmental entity during the
     reporting period?                                            Yes |_| No |x|

7.2  If yes, give full information:

     __________________________________________________
     __________________________________________________

8.1  Is the company a subsidiary of a bank holding
     company regulated by the Federal Reserve Board?              Yes |_| No |x|

8.2 If response to 8.1 is yes, please identify the name of the bank holding company.

     __________________________________________________
     __________________________________________________

8.3  Is the company affiliated with one or more banks,
     thrifts or securities firms?                                 Yes |x| No |_|

8.4 If the response to 8.3 is yes, please provide below the names and location (city and state of the main office) of any affiliates regulated by a federal regulatory services agency [i.e. the Federal Reserve Board (FRB), the Office of the
     Comptroller of the Currency (OCC), the Office of Thrift Supervision (OTS), the Federal Deposit
     Insurance Corporation (FDIC) and the Securities
     Exchange Commission (SEC)] and identify the affiliate's primary federal regulator].

                1                                   2               3     4     5     6      7
          AFFILIATE NAME                  LOCATION (CITY, STATE)   FRB   OCC   OTS   FDIC   SEC
---------------------------------------   ----------------------   ---   ---   ---   ----   ---
Hartford Equity Sales Company, Inc.       Simsbury, CT                                      YES
Hartford Securities Distribution Com      Simsbury, CT                                      YES
Hartford Investment Financial Services,   Simsbury, CT                                      YES
Planco Financial Services, Inc.           Wayne, PA                                         YES
Woodbury Financial Services, Inc.         Woodbury, MN                                      YES
Federal Trust Bank                        Sanford, FL                          YES

9.1  Are the senior officers (principal executive
     officer, principal financial officer, principal
     accounting officer or controller, or persons
     performing similar functions) of the reporting
     entity subject to a code of ethics, which includes
     the following standards?                                     Yes |x| No |_|

     (a) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

     (b)  Full, fair, accurate, timely and
          understandable disclosure in the periodic reports required to be filed by the reporting entity;

     (c) Compliance with applicable governmental laws, rules and regulations;

     (d) The prompt internal reporting of violations to an appropriate person or persons identified in the code; and

     (e)  Accountability for adherence to the code.

9.11 If the response to 9.1 is No, please explain:

     __________________________________________________
     __________________________________________________

9.2  Has the code of ethics for senior managers been
     amended?                                                     Yes |_| No |x|


                                       Q08

9.21 If the response to 9.2 is Yes, provide information related to amendment(s).

     __________________________________________________
     __________________________________________________

9.3  Have any provisions of the code of ethics been
     waived for any of the specified officers?                    Yes |_| No |x|

9.31 If the response to 9.3 is Yes, provide the nature of any waiver(s).

     __________________________________________________
     __________________________________________________

                                    FINANCIAL

10.1 Does the reporting entity report any amounts due
     from parent, subsidiaries or affiliates on Page 2
     of this statement?                                           Yes |x| No |_|

10.2 If yes, indicate any amounts receivable from
     parent included in the Page 2 amount:                $           12,452,953

                                   INVESTMENT

11.1 Were any of the stocks, bonds, or other assets of
     the reporting entity loaned, placed under option
     agreement, or otherwise made available for use by
     another person? (Exclude securities under
     securities lending agreements.)                              Yes |x| No |_|

11.2 If yes, give full and complete information relating thereto:

     $476,471,301 representing six highly rated bonds
     pledged as collateral for derivative activities.
     __________________________________________________
     __________________________________________________

12.  Amount of real estate and mortgages held in other
     invested assets in Schedule BA:                      $                    0

13.  Amount of real estate and mortgages held in
     short-term investments:                              $                    0

14.1 Does the reporting entity have any investments in
     parent, subsidiaries and affiliates?                         Yes |x| No |_|

14.2 If yes, please complete the following:

                                                                                  1                               2
                                                                            PRIOR YEAR-END                 CURRENT QUARTER
                                                                     BOOK/ADJUSTED CARRYING VALUE   BOOK/ADJUSTED CARRYING VALUE
                                                                     ----------------------------   ----------------------------
     14.21 Bonds                                                             $        0                      $        0
     14.22 Preferred Stock                                                   $        0                      $        0
     14.23 Common Stock                                                      $6,488,643                      $6,741,084
     14.24 Short-Term Investments                                            $        0                      $        0
     14.25 Mortgage Loans on Real Estate                                     $        0                      $        0
     14.26 All Other                                                         $        0                      $        0
     14.27 Total Investment in Parent, Subsidiaries and Affiliates
                                                                             ----------                      ----------
              (Subtotal Lines 14.21 to 14.26)                                $6,488,643                      $6,741,084
     14.28 Total Investment in Parent included in Lines 14.21 to
              14.26 above                                                    $        0                      $        0

15.1 Has the reporting entity entered into any hedging
     transactions reported on Schedule DB?                        Yes |x| No |_|

15.2 If yes, has a comprehensive description of the
     hedging program been made available to the
     domiciliary state? If no, attach a description
     with this statement.                                         Yes |x| No |_|

16.  Excluding items in Schedule E-Part 3-Special
     Deposits, real estate, mortgage loans and
     investments held physically in the reporting
     entity's offices, vaults or safety deposit boxes,
     were all stocks, bonds and other securities, owned
     throughout the current year held pursuant to a
     custodial agreement with a qualified bank or trust
     company in accordance with Section 3, III.
     Conducting Examinations, F-Custodial or
     Safekeeping Agreements of the NAIC Financial
     Condition Examiners Handbook?                                Yes |x| No |_|

     16.1 For all agreements that comply with the requirements of the NAIC Financial Condition
          Examiners Handbook, complete the following:

           1                                          2
   NAME OF CUSTODIAN(S)                      CUSTODIAN ADDRESS
--------------------------   ------------------------------------------------
JP Morgan Chase Bank, N.A.   4 New York Plaza, 15th Floor, New York, NY 10004
The Bank of New York         101 Barclay St., 8 West, New York, NY 10286
The Bank of New York         32 Old Slip, 15th Floor, New York, NY 10286

     16.2 For all agreements that do not comply with the requirements of the NAIC Financial
          Condition Examiners Handbook, provide the name, location and a complete explanation.

               1           2                   3
            NAME(S)   LOCATION(S)   COMPLETE EXPLANATION(S)
            -------   -----------   -----------------------

     16.3 Have there been any changes, including name
          changes, in the custodian(s) identified in
          16.1 during the current quarter?                        Yes |_| No |x|

     16.4 If yes, give full and complete information relating thereto:

                1               2               3            4
          OLD CUSTODIAN   NEW CUSTODIAN   DATE OF CHANGE   REASON
          -------------   -------------   --------------   ------

     16.5 Identify all investment advisors,
          broker/dealers or individuals acting on
          behalf of broker/dealers that have access to the investment accounts, handle securities and have authority to make investments on behalf of the reporting entity:

                           1                    2          3
            CENTRAL REGISTRATION DEPOSITORY   NAME(S)   ADDRESS
            -------------------------------   -------   -------


                                      Q08.1

17.1 Have all the filing requirements of the Purposes
     and Procedures Manual of the NAIC Securities
     Valuation Office been followed?                              Yes |x| No |_|

17.2 If no, list exceptions:

     __________________________________________________
     __________________________________________________


                                      Q08.2

                             PART 2 - LIFE & HEALTH

1.    Report the statement value of mortgage loans at the end of this reporting period for the following categories:         1

1.1   Long-term mortgages in good standing                                                                                 AMOUNT
         1.11   Farm mortgages                                                                                         $ 66,582,242
         1.12   Residential mortgages                                                                                  $___________
         1.13   Commercial mortgages                                                                                   $520,361,010
                                                                                                                       ------------
         1.14   Total mortgages in good standing                                                                       $586,943,252

1.2   Long-term mortgages in good standing with restructured terms
         1.21   Total mortgages in good standing with restructured terms                                               $___________

1.3   Long-term mortgage loans upon which interest is overdue more than three months
         1.31   Farm mortgages                                                                                         $___________
         1.32   Residential mortgages                                                                                  $___________
         1.33   Commercial mortgages                                                                                   $___________
                                                                                                                       ------------
         1.34   Total mortgages with interest overdue more than three months                                           $          0

1.4   Long-term mortgage loans in process of foreclosure
         1.41   Farm mortgages                                                                                         $___________
         1.42   Residential mortgages                                                                                  $___________
         1.43   Commercial mortgages                                                                                   $___________
                                                                                                                       ------------
         1.44   Total mortgages in process of foreclosure                                                              $          0

1.5   Total mortgage loans (Lines 1.14 + 1.21 + 1.34 + 1.44)(Page 2, Column 3, Lines 3.1 + 3.2)                        $586,943,252

1.6   Long-term mortgages foreclosed, properties transferred to real estate in current quarter
         1.61   Farm mortgages                                                                                         $___________
         1.62   Residential mortgages                                                                                  $___________
         1.63   Commercial mortgages                                                                                   $___________
                                                                                                                       ------------
         1.64   Total mortgages foreclosed and transferred to real estate                                              $          0


                                       Q09

                         SCHEDULE S - CEDED REINSURANCE

           Showing All New Reinsurance Treaties - Current Year to Date

   1         2          3               4               5           6             7
  NAIC    FEDERAL                                                TYPE OF      IS INSURER
COMPANY      ID     EFFECTIVE                                  REINSURANCE   AUTHORIZED?
  CODE     NUMBER      DATE     NAME OF REINSURER   LOCATION      CEDED      (YES OR NO)
-------   -------   ---------   -----------------   --------   -----------   -----------


                                      NONE


                                       Q10

                SCHEDULE T - PREMIUMS AND ANNUITY CONSIDERATIONS

           Current Year to Date - Allocated by States and Territories

                                                                                             DIRECT BUSINESS ONLY
                                                                         -----------------------------------------------------------
                                                                                 4
                                          1          LIFE CONTRACTS         ACCIDENT AND
                                              --------------------------  HEALTH INSURANCE
                                                   2             3           PREMIUMS,           5              6            7
                                                  LIFE                   INCLUDING POLICY,                    TOTAL
                                       ACTIVE  INSURANCE      ANNUITY        MEMBERSHIP        OTHER         COLUMNS    DEPOSIT-TYPE
      STATES, ETC.                     STATUS   PREMIUMS  CONSIDERATIONS   AND OTHER FEES  CONSIDERATIONS  2 THROUGH 5   CONTRACTS
-------------------------------------- ------ ----------- -------------- ----------------- -------------- ------------- ------------
   1. Alabama                       AL    L     3,844,172      153,673          2,053          13,195,433    17,195,332
   2. Alaska                        AK    L     1,724,711                         281           1,041,496     2,766,488
   3. Arizona                       AZ    L    14,584,446      336,197         10,989          22,647,583    37,579,215
   4. Arkansas                      AR    L     6,090,047      335,977          1,600          14,620,627    21,048,250
   5. California                    CA    L    76,611,822    2,702,924         60,836         159,207,203   238,582,785
   6. Colorado                      CO    L    15,071,895      486,487          2,682          14,970,499    30,531,564
   7. Connecticut                   CT    L    12,856,827      256,331             89          17,689,864    30,803,112
   8. Delaware                      DE    L     5,635,955       52,781                          4,967,402    10,656,138
   9. District of Columbia          DC    L     1,793,890                          33           3,858,463     5,652,385
  10. Florida                       FL    L    45,204,869    3,790,766         22,902          83,946,584   132,965,122
  11. Georgia                       GA    L    18,575,860      733,086          5,623          34,763,457    54,078,026
  12. Hawaii                        HI    L     2,861,265       91,475            772           9,830,813    12,784,326
  13. Idaho                         ID    L     1,735,516        8,592          1,399           7,971,359     9,716,865
  14. Illinois                      IL    L    39,575,946      739,438         23,306          61,040,167   101,378,858
  15. Indiana                       IN    L    10,060,224      492,040          8,814          18,457,976    29,019,054
  16. Iowa                          IA    L     6,471,482      369,829         27,355          16,947,792    23,816,458
  17. Kansas                        KS    L    10,028,935      149,195          1,471          14,234,609    24,414,210
  18. Kentucky                      KY    L     6,177,205      114,035          8,139           9,914,923    16,214,302
  19. Louisiana                     LA    L    16,919,015      203,041          7,474          26,158,004    43,287,535
  20. Maine                         ME    L     1,004,149      385,854            405           6,592,092     7,982,500
  21. Maryland                      MD    L    13,084,598      346,481            478          35,495,716    48,927,273
  22. Massachusetts                 MA    L    11,462,114      511,948            493          26,219,105    38,193,660
  23. Michigan                      MI    L    17,283,255      982,701         18,987          31,150,797    49,435,740
  24. Minnesota                     MN    L    24,511,059      891,881         41,291          32,269,460    57,713,691
  25. Mississippi                   MS    L     4,871,007      114,993          2,800           5,562,811    10,551,611
  26. Missouri                      MO    L    20,031,670      439,711          8,072          31,884,236    52,363,688
  27. Montana                       MT    L     1,308,659      272,194          1,601           2,317,117     3,899,570
  28. Nebraska                      NE    L     5,005,497       20,406          6,439          11,480,462    16,512,804
  29. Nevada                        NV    L     6,417,537      191,410          3,497          12,077,691    18,690,134
  30. New Hampshire                 NH    L     3,023,281      125,583                          4,746,525     7,895,388
  31. New Jersey                    NJ    L    15,589,044      242,876            155          26,680,708    42,512,782
  32. New Mexico                    NM    L     3,619,205                       1,642           9,644,114    13,264,961
  33. New York                      NY    N     4,273,852       60,522            860           1,678,682     6,013,916
  34. North Carolina                NC    L    35,933,922    1,851,806         23,270          30,165,283    67,974,281
  35. North Dakota                  ND    L     3,964,329                       3,104           1,933,529     5,900,962
  36. Ohio                          OH    L    22,323,042      733,434         11,367          32,057,362    55,125,205
  37. Oklahoma                      OK    L     9,220,678      268,019          5,365          14,470,798    23,964,860
  38. Oregon                        OR    L     4,858,185      208,099          3,327          18,347,076    23,416,688
  39. Pennsylvania                  PA    L    27,311,030    1,241,068            967          52,147,492    80,700,557
  40. Rhode Island                  RI    L     3,427,263                       2,156           2,612,479     6,041,898
  41. South Carolina                SC    L     9,523,928      630,875          1,472          19,387,063    29,543,338
  42. South Dakota                  SD    L     5,706,143       30,689          4,716           3,533,892     9,275,440
  43. Tennessee                     TN    L     9,469,643    1,204,566          7,127          27,918,826    38,600,162
  44. Texas                         TX    L    53,767,283    2,383,510          9,651          85,015,293   141,175,736
  45. Utah                          UT    L     3,338,953      453,584          1,566           6,537,601    10,331,703
  46. Vermont                       VT    L     1,847,837        6,532                          3,896,913     5,751,282
  47. Virginia                      VA    L    14,880,998      615,133          2,454          41,272,472    56,771,057
  48. Washington                    WA    L    11,881,693    1,093,772          5,487          38,095,237    51,076,189
  49. West Virginia                 WV    L     3,864,838       31,773          2,414           7,653,351    11,552,375
  50. Wisconsin                     WI    L    13,331,976      732,917        134,717          41,196,949    55,396,558
  51. Wyoming                       WY    L     1,353,619                         740           2,135,243     3,489,601
  52. American Samoa                AS    N                                                                           0
  53. Guam                          GU    N         5,505                                                         5,505
  54. Puerto Rico                   PR    L        77,513                                           1,840        79,353
  55. US Virgin Islands             VI    L         3,511                                          46,000        49,511
  56. Northern Mariana Islands      MP    N                                                                           0
  57. Canada                        CN    N         3,467                                                         3,467
  58. Aggregate Other Alien         OT   XXX    2,393,571            0            344             407,022     2,800,937      0
                                       ------ ----------- ------------   ------------      -------------- ------------- ------
  59. Subtotal                         (a) 52 665,797,934   27,088,202        492,780       1,202,095,492 1,895,474,408      0
  90. Reporting entity
      contributions for employee
      benefit plans                      XXX                                                                          0
  91. Dividends or refunds applied
      to purchase paid-up additions
      and annuities                      XXX        2,264        1,496                                            3,760
  92. Dividends or refunds applied
      to shorten endowment or
      premium paying period              XXX                                                                          0
  93. Premium or annuity
      considerations waived under
      disability or other
      contract provisions                XXX      566,676                                                       566,676
  94. Aggregate other amounts not
      allocable by State                 XXX            0            0              0                   0             0      0
                                       ------ ----------- ------------   ------------      -------------- ------------- ------
  95. Totals (Direct Business)           XXX  666,366,873   27,089,698        492,780       1,202,095,492 1,896,044,843      0
  96. Plus Reinsurance Assumed           XXX   66,444,479   38,176,497                         77,608,446   182,229,422
                                       ------ ----------- ------------   ------------      -------------- ------------- ------
  97. Totals (All Business)              XXX  732,811,352   65,266,195        492,780       1,279,703,938 2,078,274,266      0
  98. Less Reinsurance Ceded             XXX  335,013,401                       1,169          42,808,204   377,822,774
                                       ------ ----------- ------------   ------------      -------------- ------------- ------
  99. Totals (All Business) less
      Reinsurance Ceded                  XXX  397,797,951   65,266,195        491,610       1,236,895,735 1,700,451,491      0

                                                        DETAILS OF WRITE-INS

5801. Other Foreign                      XXX    2,393,571                         344             407,022     2,800,937
5802.                                    XXX                                                                          0
5803.                                    XXX                                                                          0
5898. Summary of remaining
      write-ins for line 58 from
      overflow page                      XXX            0            0              0                   0             0      0
5899. Total (Lines 5801 thru 5803
      plus 5898) (Line 58 above)         XXX    2,393,571            0            344             407,022     2,800,937      0
                                       ------ ----------- ------------   ------------      -------------- ------------- ------
9401.                                    XXX                                                                          0
9402.                                    XXX                                                                          0
9403.                                    XXX                                                                          0
9498. Summary of remaining
      write-ins for line 94 from
      overflow page                      XXX            0            0              0                   0             0      0
9499. Total (Lines 9401 thru 9403
      plus 9498) (Line 94 above)         XXX            0            0              0                   0             0      0

(a)  Insert the number of L responses except for Canada and Other Alien.


                                       Q11

 SCHEDULE Y - INFORMATION CONCERNING ACTIVITIES OF INSURER MEMBERS OF A HOLDING
                                  COMPANY GROUP

                          PART 1 - ORGANIZATIONAL CHART

                                      NONE


                                       Q12

               SUPPLEMENTAL EXHIBITS AND SCHEDULES INTERROGATORIES

The following supplemental reports are required to be filed as part of your statement filing. However, in the event that your company does not transact the type of business for which the special report must be filed, your response of NO to the specific interrogatory will be accepted in lieu of filing a "NONE" report and a bar code will be printed below. If the supplement is required of your company but is not being filed for whatever reason, enter SEE EXPLANATION and provide an explanation following the interrogatory questions.

                                                                                   RESPONSE
                                                                                   --------
1. Will the Trusteed Surplus Statement be filed with the state of domicile and
   the NAIC with this statement?                                                      NO

2. Will the Medicare Part D Coverage Supplement be filed with the state of
   domicile and the NAIC with this statement?                                         NO

3. Will the Reasonableness of Assumptions Certification required by Actuarial
   Guideline XXXV be filed with the state of domicile and electronically with
   the NAIC?                                                                          NO

4. Will the Reasonableness and Consistency of Assumptions Certification required by Actuarial Guideline XXXV be filed with the state of domicile and
   electronically with the NAIC?                                                      NO

5. Will the Reasonableness of Assumptions Certification for Implied Guaranteed
   Rate Method required by Actuarial Guideline XXXVI be filed with the state of
   domicile and electronically with the NAIC?                                         NO

6. Will the Reasonableness and Consistency of Assumptions Certification required by Actuarial Guideline XXXVI (Updated Average Market Value) be filed with the
   state of domicile and electronically with the NAIC?                                NO

7. Will the Reasonableness and Consistency of Assumptions Certification required by Actuarial Guideline XXXVI (Updated Market Value) be filed with the state
   of domicile and electronically with the NAIC?                                      NO

EXPLANATIONS:
1.
2.
3.
4.
5.
6.
7.

BAR CODE:

*71153200949000002*

*71153200936500002*

*71153200944500002*

*71153200944600002*

*71153200944700002*

*71153200944800002*

*71153200944900002*


                                      Q13

                           OVERFLOW PAGE FOR WRITE-INS

ADDITIONAL WRITE-INS FOR LIABILITIES:

                                                                   1              2
                                                                CURRENT      DECEMBER 31
                                                            STATEMENT DATE    PRIOR YEAR
                                                            --------------   -----------
2504. Interest On Policy Or Contract Funds Due Or Accrued        422,175         317,613
2505. Miscellaneous Liabilities                               46,984,868      34,326,052
2597. Summary of remaining write-ins for Line 25              47,407,043      34,643,665


                                       Q14

                            SCHEDULE A - VERIFICATION

                                   Real Estate

                                                                                                                         2
                                                                                                       1         PRIOR YEAR ENDED
                                                                                                  YEAR TO DATE      DECEMBER 31
                                                                                                 -------------   ----------------
 1. Book/adjusted carrying value, December 31 of prior year                                        27,284,717       27,569,379
 2. Cost of acquired:
    2.1 Actual cost at time of acquisition
    2.2 Additional investment made after acquisition
 3. Current year change in encumbrances                                                             1,242,375          675,624
 4. Total gain (loss) on disposals
 5. Deduct amounts received on disposals
 6. Total foreign exchange change in book/adjusted carrying value
 7. Deduct current year's other than temporary impairment recognized
 8. Deduct current year's depreciation                                                                561,182          960,286
                                                                                                   ----------       ----------
 9. Book/adjusted carrying value at end of current period (Lines 1+2+3+4-5+6-7-8)                  27,965,910       27,284,717
10. Deduct total nonadmitted amounts
                                                                                                   ----------       ----------
11. Statement value at end of current period (Line 9 minus Line 10)                                27,965,910       27,284,717
                                                                                                   ----------       ----------

                            SCHEDULE B - VERIFICATION

                                 Mortgage Loans

                                                                                                                         2
                                                                                                       1         PRIOR YEAR ENDED
                                                                                                  YEAR TO DATE      DECEMBER 31
                                                                                                 -------------   ----------------
 1. Book value/recorded investment excluding accrued interest, December 31 of prior year          611,371,431      350,528,540
 2. Cost of acquired:
    2.1 Actual cost at time of acquisition                                                         50,801,497      274,862,000
    2.2 Additional investment made after acquisition                                                  385,161        3,844,286
 3. Capitalized deferred interest and other
 4. Accrual of discount                                                                                49,277           94,401
 5. Unrealized valuation increase (decrease)
 6. Total gain (loss) on disposals                                                                                    (732,521)
 7. Deduct amounts received on disposals                                                           70,632,875       17,014,335
 8. Deduct amortization of premium and mortgage interest points and commitment fees                    19,431          210,940
 9. Total foreign exchange change in book value/recorded investment excluding accrued interest
10. Deduct current year's other than temporary impairment recognized
                                                                                                  -----------      -----------
11. Book value/recorded investment excluding accrued interest at end of current period
       (Lines 1+2+3+4+5+6-7-8+9-10)                                                               591,955,060      611,371,431
                                                                                                  -----------      -----------
12. Total valuation allowance                                                                      (5,011,807)
                                                                                                  -----------      -----------
13. Subtotal (Line 11 plus Line 12)                                                               586,943,253      611,371,431
                                                                                                  -----------      -----------
14. Deduct total nonadmitted amounts
                                                                                                  -----------      -----------
15. Statement value at end of current period (Line 13 minus Line 14)                              586,943,253      611,371,431
                                                                                                  -----------      -----------

                           SCHEDULE BA - VERIFICATION

                         Other Long-Term Invested Assets

                                                                                                                         2
                                                                                                       1         PRIOR YEAR ENDED
                                                                                                  YEAR TO DATE      DECEMBER 31
                                                                                                 -------------   ----------------
 1. Book/adjusted carrying value, December 31 of prior year                                        10,488,653        9,672,081
 2. Cost of acquired:
    2.1 Actual cost at time of acquisition                                                                             331,740
    2.2 Additional investment made after acquisition                                                  538,550        1,764,788
 3. Capitalized deferred interest and other
 4. Accrual of discount
 5. Unrealized valuation increase (decrease)                                                         (972,415)      (1,159,686)
 6. Total gain (loss) on disposals
 7. Deduct amounts received on disposals                                                            1,050,385          116,431
 8. Deduct amortization of premium and depreciation                                                                      3,839
 9. Total foreign exchange change in book/adjusted carrying value
10. Deduct current year's other than temporary impairment recognized
                                                                                                    ---------       ----------
11. Book/adjusted carrying value at end of current period (Lines 1+2+3+4+5+6-7-8+9-10)              9,004,403       10,488,653
                                                                                                    ---------       ----------
12. Deduct total nonadmitted amounts
13. Statement value at end of current period (Line 11 minus Line 12)                                9,004,403       10,488,653
                                                                                                    ---------       ----------

                            SCHEDULE D - VERIFICATION

                                Bonds and Stocks

                                                                                                                         2
                                                                                                       1         PRIOR YEAR ENDED
                                                                                                  YEAR TO DATE      DECEMBER 31
                                                                                                 -------------   ----------------
 1. Book/adjusted carrying value of bonds and stocks, December 31 of prior year                  8,638,565,584    5,922,188,539
 2. Cost of bonds and stocks acquired                                                            6,375,330,570    3,726,650,976
 3. Accrual of discount                                                                              4,702,587        6,643,753
 4. Unrealized valuation increase (decrease)                                                        (4,093,164)      (5,318,621)
 5. Total gain (loss) on disposals                                                                  17,849,182      (22,480,831)
 6. Deduct consideration for bonds and stocks disposed of                                        6,332,841,556      818,493,426
 7. Deduct amortization of premium                                                                  33,943,908       53,000,251
 8. Total foreign exchange change in book/adjusted carrying value                                 (29,095,120)       (4,294,729)
 9. Deduct current year's other than temporary impairment recognized                                35,122,201      113,329,825
                                                                                                 -------------    -------------
10. Book/adjusted carrying value at end of current period (Lines 1+2+3+4+5-6-7+8-9)              8,601,351,974    8,638,565,584
11. Deduct total nonadmitted amounts
                                                                                                 -------------    -------------
12. Statement value at end of current period (Line 10 minus Line 11)                             8,601,351,974    8,638,565,584
                                                                                                 -------------    -------------


                                      QSI01

                              SCHEDULE D - PART 1B

         Showing the Acquisitions, Dispositions and Non-Trading Activity During the Current Quarter for all Bonds and Preferred Stock by Rating Class

                                                1                   2                3                   4
                                     BOOK/ADJUSTED CARRYING   ACQUISITIONS      DISPOSITIONS   NON-TRADING ACTIVITY
                                         VALUE BEGINNING         DURING            DURING             DURING
                                       OF CURRENT QUARTER    CURRENT QUARTER  CURRENT QUARTER     CURRENT QUARTER
                                     ----------------------  ---------------  ---------------  --------------------
    BONDS
 1. Class 1 (a)                            9,445,550,483       2,981,322,107    3,533,629,553      (130,662,294)
 2. Class 2 (a)                            1,818,377,338         108,047,078       71,169,812        22,835,949
 3. Class 3 (a)                              170,279,306             140,337        4,229,864        62,770,103
 4. Class 4 (a)                               33,324,885                            8,720,973        24,420,671
 5. Class 5 (a)                               18,533,819               6,972          142,689         9,309,638
 6. Class 6 (a)                                1,766,964                                1,554          (497,991)
                                          --------------       -------------    -------------      ------------
 7. Total Bonds                           11,487,832,795       3,089,516,494    3,617,894,445       (11,823,924)
                                          ==============       =============    =============      ============
    PREFERRED STOCK
 8. Class 1                                   59,929,552
 9. Class 2                                    8,581,106
10. Class 3
11. Class 4                                    4,655,000                                             (4,655,000)
12. Class 5                                      363,298              10,910                          8,400,063
13. Class 6
                                          --------------       -------------    -------------      ------------
14. Total Preferred Stock                     73,528,956              10,910                0         3,745,063
                                          --------------       -------------    -------------      ------------
15. Total Bonds and Preferred Stock       11,561,361,751       3,089,527,404    3,617,894,445        (8,078,861)
                                          ==============       =============    =============      ============

                                                5                      6                        7                      8
                                     BOOK/ADJUSTED CARRYING  BOOK/ADJUSTED CARRYING  BOOK/ADJUSTED CARRYING  BOOK/ADJUSTED CARRYING
                                          VALUE END OF            VALUE END OF            VALUE END OF         VALUE DECEMBER 31
                                          FIRST QUARTER          SECOND QUARTER           THIRD QUARTER            PRIOR YEAR
                                     ----------------------  ----------------------  ----------------------  ----------------------
    BONDS
 1. Class 1 (a)                            9,445,548,483           8,762,576,742                                    8,749,832,390
 2. Class 2 (a)                            1,818,379,338           1,878,092,555                                    1,625,330,953
 3. Class 3 (a)                              170,279,306             228,959,882                                      134,681,924
 4. Class 4 (a)                               33,324,885              49,024,584                                           63,173
 5. Class 5 (a)                               18,533,819              27,709,739                                       27,026,883
 6. Class 6 (a)                                1,766,964               1,267,418                                        1,457,742
                                          --------------          --------------               ---                 --------------
 7. Total Bonds                           11,487,832,795          10,947,630,920                 0                 10,538,393,066
                                          ==============          ==============               ===                 ==============
    PREFERRED STOCK
 8. Class 1                                   59,929,552              59,929,552                                      149,493,229
 9. Class 2                                    8,581,106               8,581,106                                       82,334,324
10. Class 3                                                                                                            23,181,702
11. Class 4                                    4,655,000
12. Class 5                                      363,298               8,774,271                                          352,714
13. Class 6
                                          --------------          --------------               ---                 --------------
14. Total Preferred Stock                     73,528,956              77,284,929                 0                    255,361,969
                                          --------------          --------------               ---                 --------------
15. Total Bonds and Preferred Stock       11,561,361,751          11,024,915,849                 0                 10,793,755,035
                                          ==============          ==============               ===                 ==============

(a) Book/Adjusted Carrying Value column for the end of the current reporting period includes the following amount of non-rated short-term and cash equivalent bonds by NAIC designation:
     NAIC 1 $0;  NAIC 2 $0;  NAIC 3 $0;  NAIC 4 $0;  NAIC 5 $0;  NAIC 6 $0.


                                      QSI02

                              SCHEDULE DA - PART 1

                             Short-Term Investments

                         1             2             3                4                         5
                   BOOK/ADJUSTED                   ACTUAL      INTEREST COLLECTED   PAID FOR ACCRUED INTEREST
                  CARRYING VALUE   PAR VALUE        COST          YEAR TO DATE             YEAR TO DATE
                  --------------   ---------   -------------   ------------------   -------------------------
9199999. Totals   2,435,862,009       XXX      2,435,730,205        2,564,921

                           SCHEDULE DA - VERIFICATION

                             Short-Term Investments

                                                                                            1                 2
                                                                                                      PRIOR YEAR ENDED
                                                                                      YEAR TO DATE       DECEMBER 31
                                                                                      -------------   ----------------
 1. Book/adjusted carrying value, December 31 of prior year                           2,166,709,611       476,504,914
 2. Cost of short-term investments acquired                                           8,515,266,562     9,367,885,094
 3. Accrual of discount                                                                     406,530         1,335,722
 4. Unrealized valuation increase (decrease)
 5. Total gain (loss) on disposals                                                        3,446,481                (0)
 6. Deduct consideration received on disposals                                        8,247,276,620     7,681,603,848
 7. Deduct amortization of premium                                                           63,496            39,330
 8. Total foreign exchange change in book/adjusted carrying value                        (2,627,059)        2,627,059
 9. Deduct current year's other than temporary impairment recognized
10. Book/adjusted carrying value at end of current period (Lines 1+2+3+4+5-6-7+8-9)   2,435,862,009     2,166,709,611
11. Deduct total nonadmitted amounts
12. Statement value at end of current period (Line 10 minus Line 11)                  2,435,862,009     2,166,709,611


                                      QSI03

                            SCH. DB-PART F-SECTION 1
                                      NONE

                            SCH. DB-PART F-SECTION 2
                                      NONE


                                  QSI04, QSI05

                            SCHEDULE E- VERIFICATION

                                Cash Equivalents

                                                                                           1                2
                                                                                                     PRIOR YEAR ENDED
                                                                                      YEAR TO DATE     DECEMBER 31
                                                                                      ------------   ----------------
 1. Book/adjusted carrying value, December 31 of prior year                            11,673,000       17,419,000
 2. Cost of cash equivalents acquired                                                       7,690
 3. Accrual of discount
 4. Unrealized valuation increase (decrease)
 5. Total gain (loss) on disposals
 6. Deduct consideration received on disposals                                         11,673,000        5,746,000
 7. Deduct amortization of premium
 8. Total foreign exchange change in book/ adjusted carrying value
 9. Deduct current year's other than temporary impairment recognized
                                                                                       ----------        ---------
10. Book/adjusted carrying value at end of current period (Lines 1+2+3+4+5-6-7+8-9)         7,690       11,673,000
11. Deduct total nonadmitted amounts
                                                                                       ----------        ---------
12. Statement value at end of current period (Line 10 minus Line 11)                        7,690       11,673,000


                                     QSI06

                               SCHEDULE A - PART 2

 Showing all Real Estate ACQUIRED and Additions Made During the Current Quarter

     1       Location      4       5         6           7                 8                 9
            ----------
              2    3                                                                     Additional
                                        Actual Cost              Book/Adjusted Carrying  Investment
Description              Date   Name of  at Time of   Amount of        Value Less        Made After
of Property City State Acquired  Vendor Acquisition Encumbrances      Encumbrances      Acquisition
----------- ---- ----- -------- ------- ----------- ------------ ---------------------- -----------


                                      NONE

                               SCHEDULE A - PART 3

 Showing all Real Estate DISPOSED During the Quarter, Including Payments During
                    the Final Year on "Sales Under Contract "


     1       Location      4        5        6         7            8
            ----------                           Expended for
             2     3                              Additions,
                                                   Permanent   Book/Adjusted
                                                 Improvements Carrying Value
                                                  and Changes      Less
Description            Disposal  Name of  Actual      in       Encumbrances
of Property City State   Date   Purchaser  Cost  Encumbrances   Prior Year
----------- ---- ----- -------- --------- ------ ------------ --------------

              Change in Book/Adjusted Carrying Value Less Encumbrances
     1      ------------------------------------------------------------
                  9          10          11            12          13
                           Current
                           Year's                                Total
                         Other Than    Current       Total      Foreign
               Current    Temporary    Year's      Change in    Exchange
Description    Year's    Impairment   Change in     B./A.C.V.  Change in
of Property Depreciation Recognized Encumbrances (11 - 9 - 10) B./A.C.V.
----------- ------------ ---------- ------------ ------------- ---------


     1           14            15         16         17            18          19         20

                                                                          Gross Income
            Book/Adjusted                                                    Earned     Taxes,
              Carrying                  Foreign                               Less     Repairs,
              Value Less    Amounts     Exchange    Realized     Total      Interest     and
Description  Encumbrances   Received  Gain (Loss) Gain (Loss) Gain (Loss)  Incurred on Expenses
of Property  on Disposal  During Year on Disposal on Disposal on Disposal Encumbrances Incurred
----------- ------------- ----------- ----------- ----------- ----------- ------------ --------


                                      NONE


                                      QE01

                               SCHEDULE B - PART 2

         Showing all Mortgage Loans ACQUIRED During the Current Quarter

                                                                               7             8
                               LOCATION                                     ACTUAL       ADDITIONAL       9
                            --------------    4        5          6          COST        INVESTMENT    VALUE OF
             1                 2       3    LOAN     DATE      RATE OF      AT TIME      MADE AFTER    LAND AND
        LOAN NUMBER           CITY   STATE  TYPE   ACQUIRED   INTEREST  OF ACQUISITION  ACQUISITION   BUILDINGS
--------------------------  -------  -----  ----  ----------  --------  --------------  -----------  -----------
MORTGAGES IN GOOD STANDING
FARM MORTGAGES
BHM02YVH0                   FRESNO     CA         04/01/2009    2.680                      75,000        115,385
0199999. Total - Mortgages
in Good Standing - Farm
Mortgages                                              XXX       XXX               0       75,000        115,385
COMMERCIAL MORTGAGES - ALL OTHER
BHM02KAY6                   VARIOUS    MU         05/19/2009    7.500     50,801,497                 100,938,666
BHM033XZ5                   OXNARD     CA         05/21/2009    5.890                     240,257        360,385
0599999. Total - Mortgages
in Good Standing -
Commercial Mortgages - All
Other                                                 XXX        XXX      50,801,497      240,257    101,299,051
0899999. Total - Mortgages
in Good Standing                                      XXX        XXX      50,801,497      315,257    101,414,435
3399999. Total Mortgages                              XXX        XXX      50,801,497      315,257    101,414,435

                               SCHEDULE B - PART 3

  Showing all Mortgage Loans DISPOSED, Transferred or Repaid During the Current
                                     Quarter



                                                                                          7
                                                                                     BOOK VALUE/
                                   LOCATION                                            RECORDED
                            ---------------------    4        5           6           INVESTMENT
             1                     2          3    LOAN     DATE      DISPOSAL    EXCLUDING ACCRUED
       LOAN NUMBER               CITY       STATE  TYPE   ACQUIRED      DATE     INTEREST PRIOR YEAR
--------------------------  --------------  -----  ----  ----------  ----------  -------------------
MORTGAGES WITH PARTIAL
REPAYMENTS
B0A0AAVL4                   VARIOUS           US         04/01/2001  06/01/2009        5,826,605
BHM01G8F0                   CARY              NC         12/22/2005  06/01/2009           24,904
BHM01LDV8                   BALTIMORE         MD         04/28/2006  06/01/2009           79,293
BHM01WKR5                   PITTSBURGH        PA         09/22/2006  05/01/2009          500,000
BHM01Y6L0                   CUMMING           GA         10/05/2006  06/01/2009           10,751
BHM03L0T5                   STANISLAUS        CA         07/25/2008  06/01/2009           32,115
BHM03S0C7                   DALLAS            TX         07/25/2008  06/01/2009           30,697
BHM03TLB4                   VARIOUS           MU         07/01/2008  06/01/2009          144,770
BHM03Z7Q3                   ROCKVILLE         MD         10/29/2008  06/01/2009           17,104
BHM04QLL7                   CHAVES            NM         10/17/2008  06/01/2009           51,449
BHM04X7M6                   SILICON VALLEY    CA         10/01/2008  06/01/2009           97,983
                                                                                      ----------
0299999. Total - Mortgages
With Partial Repayments                                                                6,815,671
                                                                                      ----------
MORTGAGES DISPOSED
BHM01QD13                   PHOENIX           AZ         04/21/2006  05/22/2009          400,676
BHM0B88D2                   VARIOUS           US         08/10/2007  05/19/2009       60,000,000
                                                                                      ----------
0399999. Total - Mortgages
Disposed                                                                              60,400,676
                                                                                      ----------
0599999. Total Mortgages                                                              67,216,346
                                                                                      ----------

                                                 CHANGE IN BOOK VALUE/RECORDED INVESTMENT
                            ---------------------------------------------------------------------------------
                                                               10                                      13
                                 8             9         CURRENT YEAR'S       11           12         TOTAL
                            UNREALIZED      CURRENT        OTHER THAN    CAPITALIZED     TOTAL       FOREIGN
                             VALUATION       YEAR'S         TEMPORARY      DEFERRED    CHANGE IN    EXCHANGE
             1               INCREASE   (AMORTIZATION)/    IMPAIRMENT      INTEREST    BOOK VALUE   CHANGE IN
       LOAN NUMBER          (DECREASE)      ACCRETION      RECOGNIZED     AND OTHER   (8+9-10+11)  BOOK VALUE
--------------------------  ----------  ---------------  --------------  -----------  -----------  ----------
MORTGAGES WITH PARTIAL
REPAYMENTS
B0A0AAVL4                                    (7,143)                                     (7,143)
BHM01G8F0                                                                                     0
BHM01LDV8                                                                                     0
BHM01WKR5                                                                                     0
BHM01Y6L0                                                                                     0
BHM03L0T5                                                                                     0
BHM03S0C7                                                                                     0
BHM03TLB4                                                                                     0
BHM03Z7Q3                                                                                     0
BHM04QLL7                                                                                     0
BHM04X7M6                                                                                     0
                               ---           ------           ---           ---          ------       ---
0299999. Total - Mortgages
With Partial Repayments          0           (7,143)            0             0          (7,143)        0
                               ---           ------           ---           ---          ------       ---
MORTGAGES DISPOSED
BHM01QD13                                      (107)                                       (107)
BHM0B88D2                                                                                     0
                               ---           ------           ---           ---          ------       ---
0399999. Total - Mortgages
Disposed                         0             (107)            0             0            (107)        0
                               ---           ------           ---           ---          ------       ---
0599999. Total Mortgages         0           (7,249)            0             0          (7,249)        0
                               ---           ------           ---           ---          ------       ---


                                   14
                               BOOK VALUE/
                                RECORDED                          16
                               INVESTMENT                      FOREIGN         17           18
                               EXCLUDING                       EXCHANGE     REALIZED      TOTAL
             1              ACCRUED INTEREST        15       GAIN (LOSS)  GAIN (LOSS)  GAIN (LOSS)
       LOAN NUMBER             ON DISPOSAL    CONSIDERATION  ON DISPOSAL  ON DISPOSAL  ON DISPOSAL
--------------------------  ----------------  -------------  -----------  -----------  -----------
MORTGAGES WITH PARTIAL
REPAYMENTS
B0A0AAVL4                       5,819,462        5,819,462                                  0
BHM01G8F0                          24,904           24,904                                  0
BHM01LDV8                          79,293           79,293                                  0
BHM01WKR5                         500,000          500,000                                  0
BHM01Y6L0                          10,751           10,751                                  0
BHM03L0T5                          32,115           32,115                                  0
BHM03S0C7                          30,697           30,697                                  0
BHM03TLB4                         144,770          144,770                                  0
BHM03Z7Q3                          17,104           17,104                                  0
BHM04QLL7                          51,449           51,449                                  0
BHM04X7M6                          97,983           97,983                                  0
                               ----------       ----------      ---          ---          ---
0299999. Total - Mortgages
With Partial Repayments         6,808,528        6,808,528        0            0            0
                               ----------       ----------      ---          ---          ---
MORTGAGES DISPOSED
BHM01QD13                         400,569          400,569                                  0
BHM0B88D2                      60,000,000       60,000,000                                  0
                               ----------       ----------      ---          ---          ---
0399999. Total - Mortgages
Disposed                       60,400,569       60,400,569        0            0            0
                               ----------       ----------      ---          ---          ---
0599999. Total Mortgages       67,209,097       67,209,097        0            0            0
                               ----------       ----------      ---          ---          ---


                                      QE02

                              SCHEDULE BA - PART 2

   Showing Other Long-Term Invested Assets ACQUIRED During the Current Quarter


                                                                    LOCATION                5            6         7
             1                              2                  ------------------        NAME OF        NAIC      DATE
           CUSIP                         NAME OR                     3        4         VENDOR OR      DESIG-  ORIGINALLY
      IDENTIFICATION                   DESCRIPTION                 CITY     STATE    GENERAL PARTNER   NATION   ACQUIRED
--------------------------  ---------------------------------  -----------  -----  ------------------  ------  ----------
JOINT VENTURE OR
PARTNERSHIP INTERESTS THAT
HAVE UNDERLYING
CHARACTERISTICS OF COMMON
STOCKS - UNAFFILIATED
BHM03B 4L 0                 GRP III LP                         LOS ANGELES    CA   DIRECT WITH ISSUER          05/12/2009
BHM035 DC 3                 KRG CAPITAL FUND IV LP             DENVER         CO   DIRECT WITH ISSUER          06/03/2009
BHM033 G9 2                 STEELRIVER INFRASTRUCTURE FUND NA  SYDNEY         US   DIRECT WITH ISSUER          04/01/2009
1599999. Total - Joint
Venture or Partnership
Interests That Have
Underlying Characteristics
of Common  Stocks -
Unaffiliated
3999999. Subtotal -
Unaffiliated
4199999. Totals

                                           9            10                        12
                                8       ACTUAL      ADDITIONAL                COMMITMENT      13
             1                TYPE      COST AT     INVESTMENT       11          FOR      PERCENTAGE
           CUSIP               AND      TIME OF     MADE AFTER    AMOUNT OF   ADDITIONAL      OF
      IDENTIFICATION        STRATEGY  ACQUISITION  ACQUISITION  ENCUMBRANCES  INVESTMENT   OWNERSHIP
--------------------------  --------  -----------  -----------  ------------  ----------  ----------
JOINT VENTURE OR
PARTNERSHIP INTERESTS THAT
HAVE UNDERLYING
CHARACTERISTICS OF COMMON
STOCKS - UNAFFILIATED
BHM03B 4L 0                                           59,600                                  2.0
BHM035 DC 3                                           28,820                                  0.1
BHM033 G9 2                                           12,000                                  0.1
1599999. Total - Joint
Venture or Partnership
Interests That Have
Underlying Characteristics
of Common  Stocks -
Unaffiliated                               0         100,420          0            0          XXX
3999999. Subtotal -
Unaffiliated                               0         100,420          0            0          XXX
4199999. Totals                            0         100,420          0            0          XXX

                              SCHEDULE BA - PART 3

 Showing Other Long-Term Invested Assets DISPOSED, Transferred or Repaid During
                               the Current Quarter





                                                             LOCATION                                  6
             1                           2               -----------------            5              DATE         7
           CUSIP                      NAME OR                 3        4    NAME OF PURCHASER OR  ORIGINALLY   DISPOSAL
      IDENTIFICATION                DESCRIPTION             CITY     STATE   NATURE OF DISPOSAL    ACQUIRED      DATE
--------------------------  ---------------------------  ----------  -----  --------------------  ----------  ----------
JOINT VENTURE OR
PARTNERSHIP INTERESTS THAT
HAVE UNDERLYING
CHARACTERISTICS OF OTHER -
UNAFFILIATED
BHM02K  5A 4                GSO SPECIAL SITUATIONS FUND  NEW JERSEY  NY.    DIRECT WITH ISSUER    06/01/2007  06/17/2009
1999999. Total - Joint
Venture or Partnership
Interests That Have
Underlying Characteristics
of Other - Unaffiliated
3999999. Subtotal -
Unaffiliated
4199999. Totals

                                                                 CHANGES IN BOOK/ADJUSTED CARRYING VALUE
                                            ---------------------------------------------------------------------------------
                                  8                            10              11                                       14
                             BOOK/ADJUSTED       9       CURRENT YEAR'S  CURRENT YEAR'S      12             13        TOTAL
                            CARRYING VALUE  UNREALIZED   (DEPRECIATION)    OTHER THAN    CAPITALIZED      TOTAL      FOREIGN
             1                   LESS        VALUATION       OR             TEMPORARY     DEFERRED      CHANGE IN    EXCHANGE
           CUSIP             ENCUMBRANCES,   INCREASE   (AMORTIZATION)/    IMPAIRMENT     INTEREST      B./A.C.V    CHANGE IN
      IDENTIFICATION          PRIOR YEAR    (DECREASE)     ACCRETION       RECOGNIZED     AND OTHER   (9+10-11+12)  B./A.C.V.
--------------------------  --------------  ----------  ---------------  --------------  -----------  ------------  ---------
JOINT VENTURE OR
PARTNERSHIP INTERESTS THAT
HAVE UNDERLYING
CHARACTERISTICS OF OTHER -
UNAFFILIATED
BHM02K  5A 4                    851,936       198,447                                                    198,447
1999999. Total - Joint
Venture or Partnership
Interests That Have
Underlying Characteristics
of Other - Unaffiliated         851,936       198,447           0               0             0          198,447        0
3999999. Subtotal -
Unaffiliated                    851,936       198,447           0               0             0          198,447        0
4199999. Totals                 851,936       198,447           0               0             0          198,447        0



                                   15
                             BOOK/ADJUSTED                      17
                             CARRYING VALUE                   FOREIGN         18           19
             1                   LESS                        EXCHANGE     REALIZED      TOTAL         20
           CUSIP             ENCUMBRANCES         16       GAIN (LOSS)  GAIN (LOSS)  GAIN (LOSS)  INVESTMENT
      IDENTIFICATION          ON DISPOSAL   CONSIDERATION  ON DISPOSAL  ON DISPOSAL  ON DISPOSAL    INCOME
--------------------------  --------------  -------------  -----------  -----------  -----------  ----------
JOINT VENTURE OR
PARTNERSHIP INTERESTS THAT
HAVE UNDERLYING
CHARACTERISTICS OF OTHER -
UNAFFILIATED
BHM02K  5A 4                   1,050,384      1,050,384                                   0         238,427
1999999. Total - Joint
Venture or Partnership
Interests That Have
Underlying Characteristics
of Other - Unaffiliated        1,050,384      1,050,384         0            0            0         238,427
3999999. Subtotal -
Unaffiliated                   1,050,384      1,050,384         0            0            0         238,427
4199999. Totals                1,050,384      1,050,384         0            0            0         238,427


                                      QE03

                               SCHEDULE D - PART 3

     Show all Long-Term Bonds and Stock Acquired During the Current Quarter

       1                                    2                                  3          4



     CUSIP                                                                              DATE
IDENTIFICATION                         DESCRIPTION                          FOREIGN   ACQUIRED
--------------  ----------------------------------------------------------  -------  ----------
BONDS - U.S. GOVERNMENT
36202E 3E 7     GNMA2 30YR 03/01/2039                                                04/16/2009
912810 QA 9     TREASURY BOND 02/15/2039                                             05/04/2009
912810 QB 7     TREASURY BOND 05/15/2039                                             06/29/2009
912828 KD 1     TREASURY NOTE 02/15/2019                                             04/03/2009
912828 KH 2     TREASURY NOTE 03/31/2011                                             04/27/2009
912828 KJ 8     TREASURY NOTE 03/31/2014                                             04/06/2009
912828 KL 3     TREASURY NOTE 04/30/2011                                             04/28/2009
912828 KQ 2     TREASURY NOTE 05/15/2019                                             06/18/2009
912828 KV 1     TREASURY NOTE 05/31/2014                                             06/04/2009
912828 KW 9     TREASURY NOTE 05/31/2016                                             06/16/2009
0399999.        Total - Bonds - U.S. Government
BONDS - ALL OTHER GOVERNMENT
D20658 UK 0     DEUTSCHLAND (BUNDESREPUBLIC) 01/04/2013                     D        05/29/2009
D20658 WY 8     DEUTSCHLAND REP 01/04/2014                                  D        06/08/2009
465410 BA 5     ITALY (REPUBLIC OF) 06/15/2012                              F        05/07/2009
683234 8A 9     ONTARIO CANADA (PROVINCE OF) 06/16/2014                     A        06/09/2009
748148 QX 4     QUEBEC (PROVINCE OF) 01/22/2011                             A        05/07/2009
1099999.        Total - Bonds - All Other Government
BONDS - U.S. SPECIAL REVENUE AND SPECIAL ASSESSMENT
312932 EC 6     FGOLD 30YR 04/01/2039                                                04/08/2009
31282Y DS 5     FHSTR_232 IS 08/01/2034                                              06/12/2009
31371K 7E 5     FNMA 30YR 07/01/2033                                                 06/02/2009
31371L CD 9     FNMA 30YR 09/01/2033                                                 05/01/2009
31391W 5H 0     FNMA 30YR 04/01/2033                                                 05/01/2009
31400J PF 0     FNMA 30YR 05/01/2033                                                 05/07/2009
31400J SJ 9     FNMA 30YR 02/01/2033                                                 05/07/2009
31401J EZ 7     FNMA 30YR 07/01/2033                                                 05/28/2009
31402C PL 0     FNMA 30YR 11/01/2033                                                 05/01/2009
31402C U6 7     FNMA 30YR 03/01/2034                                                 05/01/2009
31402E AQ 1     FNMA 30YR 07/01/2033                                                 05/07/2009
31402K CE 2     FNMA 30YR 08/01/2033                                                 05/07/2009
31402R AB 5     FNMA 30YR 04/01/2035                                                 06/18/2009
31415P 3T 3     FNMA 30YR 04/01/2037                                                 06/09/2009
31416B VH 8     FNMA 30YR 12/01/2034                                                 05/07/2009
31416C HV 1     FNMA 30YR 06/01/2039                                                 06/09/2009
31416R HL 0     FNMA 30YR 06/01/2039                                                 05/08/2009
BHM0BK MV 9     FNMA 30YR TBA(REG A) 07/13/2039                                      06/12/2009
3136FC 5N 2     FNSTR_377-2 IS 10/01/2036                                            06/12/2009
83162C SL 8     SBAP_09-20D 04/01/2029                                               04/07/2009
83162C SP 9     SBAP_09-20F 06/01/2029                                               06/09/2009
915217 RY 1     UNIVERSITY VA 09/01/2039                                             04/15/2009
3199999.        Total - Bonds - U.S. Special Revenue & Special Assessments
BONDS - INDUSTRIAL AND MISCELLANEOUS
00868P AA 3     AHOLD LEASE USA 01/02/2025                                  F        05/27/2009
013817 AD 3     ALCOA INC 06/01/2011                                                 05/07/2009
032511 AY 3     ANADARKO PETROLEUM CORP 09/15/2036                                   06/11/2009
032511 BG 1     ANADARKO PETROLEUM CORPORATIO 06/15/2039                             06/09/2009
00184A AC 9     AOL TIME WARNER INC 04/15/2031                                       06/11/2009
05947U C8 9     BACM_05-1 11/01/2042                                                 06/01/2009
05523U AG 5     BAE SYSTEMS HOLDINGS INC 06/01/2014                                  06/01/2009
060505 AG 9     BANK OF AMERICA 01/15/2011                                           05/07/2009
06423A AQ 6     BANK ONE CORP 11/15/2011                                             05/07/2009
075887 AV 1     BECTON DICKINSON AND COMPANY 05/15/2039                              05/11/2009

       1                        5                     6           7            8           9            10
                                                                                        PAID FOR
                                                                                        ACCRUED        NAIC
                                                    NUMBER                              INTEREST   DESIGNATION
     CUSIP                                        SHARES OF                               AND       OR MARKET
IDENTIFICATION        NAME OF VENDOR               OF STOCK  ACTUAL COST   PAR VALUE   DIVIDENDS  INDICATOR (a)
--------------  --------------------------------  ---------  -----------  -----------  ---------  -------------
BONDS - U.S. GOVERNMENT
36202E 3E 7     BANC OF AMERICA SECURITIES LLC                27,803,516   27,250,001     64,719        1
912810 QA 9     Various                                       25,381,831   27,900,000    203,193        1
912810 QB 7     Various                                       96,242,452  100,652,000    361,396        1
912828 KD 1     JP MORGAN SECURITIES INC                       4,928,215    4,967,000     18,866        1
912828 KH 2     CITIGROUP (Salomon/Smith Barney)               2,049,847    2,050,000      1,470        1
912828 KJ 8     BARCLAYS CAPITAL INC                          99,375,000  100,000,000     33,470        1
912828 KL 3     JP MORGAN SECURITIES INC                       2,586,569    2,590,000                   1
912828 KQ 2     Various                                       11,514,981   12,086,000     39,238        1
912828 KV 1     CITIGROUP (Salomon/Smith Barney)               6,509,706    6,590,000      2,026        1
912828 KW 9     BARCLAYS CAPITAL INC                           3,842,525    3,860,000      5,827        1
                                                             -----------  -----------  ---------
0399999.                                                     280,234,642  287,945,001    730,204        XXX
                                                             -----------  -----------  ---------
BONDS - ALL OTHER GOVERNMENT
D20658 UK 0     MORGAN STANLEY                                25,435,350   23,611,560    428,030        1FE
D20658 WY 8     BNP PARIBAS SECURITIES CORP                    6,983,679    6,582,788    121,105        1FE
465410 BA 5     HIMCO OPERATIONAL TRANSACTION                    140,337      139,000                   1FE
683234 8A 9     RBC DOMINION CAPITAL MARKETS                   6,195,846    6,200,000                   1FE
748148 QX 4     HIMCO OPERATIONAL TRANSACTION                    140,337      139,000                   1FE
                                                             -----------  -----------  ---------
1099999.                                                      38,895,550   36,672,348    549,136        XXX
                                                             -----------  -----------  ---------
BONDS - U.S. SPECIAL REVENUE AND SPECIAL ASSESSMENT
312932 EC 6     BNP PARIBAS SECURITIES CORP                   28,065,625   28,000,000     37,333        1
31282Y DS 5     GOLDMAN SACHS & CO                             1,240,567                  20,929        1
31371K 7E 5     MESIROW FINANCIAL INC                         37,869,930   37,098,967     51,526        1
31371L CD 9     CREDIT SUISSE FIRST BOSTON                       830,852      806,897      1,233        1
31391W 5H 0     CREDIT SUISSE FIRST BOSTON                     1,682,861    1,634,341      2,497        1
31400J PF 0     CREDIT SUISSE FIRST BOSTON                     3,013,915    2,925,688      4,470        1
31400J SJ 9     CREDIT SUISSE FIRST BOSTON                     3,976,391    3,859,989      5,897        1
31401J EZ 7     MESIROW FINANCIAL INC                          6,910,592    6,809,513      9,458        1
31402C PL 0     CREDIT SUISSE FIRST BOSTON                     7,547,913    7,330,295     11,199        1
31402C U6 7     CREDIT SUISSE FIRST BOSTON                     1,145,669    1,112,638      1,700        1
31402E AQ 1     CREDIT SUISSE FIRST BOSTON                    12,124,810   11,769,875     17,982        1
31402K CE 2     CREDIT SUISSE FIRST BOSTON                     2,597,554    2,521,515      3,852        1
31402R AB 5     RBS GREENWICH CAPITAL MARKETS                 26,947,641   26,672,580     44,454        1
31415P 3T 3     RBS GREENWICH CAPITAL MARKETS                 29,678,695   28,946,000     44,223        1
31416B VH 8     CREDIT SUISSE FIRST BOSTON                    17,159,764   16,657,438     25,449        1
31416C HV 1     BANC OF AMERICA SECURITIES LLC                12,584,259   12,324,293     17,117        1
31416R HL 0     BANC OF AMERICA SECURITIES LLC                33,949,170   33,850,000     41,372        1
BHM0BK MV 9     CREDIT SUISSE FIRST BOSTON                    11,167,426   11,362,723    221,809        1
3136FC 5N 2     GOLDMAN SACHS & CO                             1,255,748                  20,880        1
83162C SL 8     Various                                       12,100,000   12,100,000                   1FE
83162C SP 9     Various                                        7,038,000    7,038,000                   1FE
915217 RY 1     JP MORGAN SECURITIES INC                       5,697,487    5,714,000                   1FE
                                                             -----------  -----------  ---------
3199999.                                                     264,584,869  258,534,750    583,380        XXX
                                                             -----------  -----------  ---------
BONDS - INDUSTRIAL AND MISCELLANEOUS
00868P AA 3     MORGAN STANLEY                                 9,870,654   11,106,221    396,239        2FE
013817 AD 3     HIMCO OPERATIONAL TRANSACTION                    140,337      139,000                   2FE
032511 AY 3     UBS SECURITIES INC                             1,770,360    2,000,000     32,608        2FE
032511 BG 1     MORGAN STANLEY                                 9,965,900   10,000,000                   2FE
00184A AC 9     UBS SECURITIES INC                             4,454,013    4,675,000     60,402        2FE
05947U C8 9     SCHEDULED ACQUISITION                                  0            0                   1FE
05523U AG 5     BARCLAYS CAPITAL INC                           2,494,975    2,500,000                   2FE
060505 AG 9     HIMCO OPERATIONAL TRANSACTION                    140,337      139,000                   1FE
06423A AQ 6     HIMCO OPERATIONAL TRANSACTION                    140,337      139,000                   1FE
075887 AV 1     GOLDMAN SACHS & CO                            10,294,336   10,400,000                   1FE


                                      QE04

       1                                    2                                  3          4



     CUSIP                                                                              DATE
IDENTIFICATION                         DESCRIPTION                          FOREIGN   ACQUIRED
--------------  ----------------------------------------------------------  -------  ----------
111021 AD 3     BRITISH TELECOMMUNICATIONS PU 12/15/2010                    F        05/07/2009
07383F BX 5     BSCMS_99-CLF1 05/15/2030                                             06/15/2009
172967 BJ 9     CITIGROUP INC 02/21/2012                                             05/07/2009
20047B AB 4     COMM_04-LB2A IS 03/01/2039                                           04/01/2009
22303Q AH 3     COVIDIEN INTERNATIONAL FINANC 10/15/2037                    R        04/22/2009
22541L AC 7     CREDIT SUISSE FIRST BOSTON (U 01/15/2012                             05/07/2009
22541Q EP 3     CSFB_03-C3 IS 05/01/2038                                             04/01/2009
126659 AA 9     CVS PASS-THROUGH TRUST 07/10/2031                                    06/10/2009
233835 AT 4     DAIMLERCHRYSLER NORTH AMERICA 01/15/2012                             05/07/2009
24702R AH 4     DELL INC 06/15/2012                                                  06/10/2009
25179S AC 4     DEVON FINANCING CORP ULC 09/30/2011                                  05/07/2009
268789 AB 0     E.ON INTERNATIONAL FINANCE B. 04/30/2038                    F        06/23/2009
N2962# AF 0     ENECO HOLDING NV 05/05/2016                                 F        04/09/2009
29268B AC 5     ENEL FIN INTL 09/15/2037                                    F        06/12/2009
26875P AD 3     EOG RESOURCES INC. 06/01/2019                                        06/12/2009
268766 BU 5     EOP OPERATING LP 07/15/2011                                          05/07/2009
302182 AC 4     EXPRESS SCRIPTS INC. 06/15/2012                                      06/04/2009
302182 AD 2     EXPRESS SCRIPTS INC. 06/15/2014                                      06/04/2009
35177P AK 3     FRANCE TELECOM 03/01/2011                                   F        05/07/2009
368710 AC 3     GENENTECH INC 07/15/2035                                             06/11/2009
36962G YY 4     GENERAL ELECTRIC CAPITAL CORP 06/15/2012                             05/07/2009
37362@ AA 0     GEORGIA TRANSMISSION CORP 06/30/2030                                 06/16/2009
38141G BU 7     GOLDMAN SACHS GROUP INC 01/15/2012                                   05/07/2009
441812 JY 1     HSBC FINANCE CORP 05/15/2012                                         05/07/2009
460146 BN 2     INTERNATIONAL PAPER COMPANY 09/01/2011                               05/07/2009
487836 BB 3     KELLOGG COMPANY 05/30/2016                                           05/19/2009
780641 AH 9     KONINKLIJKE KPN NV 10/01/2030                               F        06/11/2009
50075N AT 1     KRAFT FOODS INC 02/01/2038                                           06/11/2009
50075N AH 7     KRAFT FOODS INC. 06/01/2012                                          05/07/2009
500769 DJ 0     KREDITANSTALT FUER WIEDERAUFB 06/17/2019                    F        06/09/2009
589331 AN 7     MERCK AND CO. INC. 06/30/2019                                        06/22/2009
637432 CU 7     NATIONAL RURAL UTIL COOP FIN 03/01/2012                              05/07/2009
654902 AC 9     NOKIA CORP 05/15/2039                                       F        06/03/2009
674599 BX 2     OCCIDENTAL PETROLEUM CORPORAT 06/01/2016                             05/12/2009
BHM0F9 VH 1     ORACLE CORPORATION 07/08/2019                                        06/30/2009
693304 AN 7     PECO ENERGY CO 10/01/2014                                            05/20/2009
709068 C* 9     PENNSYLVANIA POWER CO 06/30/2022                                     06/23/2009
71644E AJ 1     PETRO-CANADA 05/15/2038                                     A        06/09/2009
717081 DB 6     PFIZER INC. 03/15/2019                                               06/19/2009
69351U AM 5     PPL ELECTRIC UTILITIES CORPOR 05/15/2039                             05/19/2009
767201 AD 8     RIO TINTO FINANCE (USA) LIMIT 07/15/2028                    F        05/29/2009
771196 AS 1     ROCHE HOLDINGS INC 03/01/2019                               F        06/18/2009
78632# AA 6     SADLERS BAR-B-QUE SALES 10/23/2014                                   04/23/2009
797440 BK 9     SAN DIEGO GAS AND ELECTRIC CO 06/01/2039                             05/11/2009
816851 AN 9     SEMPRA ENERGY 06/01/2016                                             05/12/2009
85771S AA 4     STATOILHYDRO ASA 04/15/2019                                 F        06/16/2009
87425E AK 9     TALISMAN ENERGY 02/01/2038                                  A        06/02/2009
872456 AA 6     TELECOM ITALIA CAPITAL SA 06/18/2019                        F        06/15/2009
88031V AA 7     TENASKA GATEWAY PARTNERS LTD 12/30/2023                              04/01/2009
881575 AC 8     TESCO PLC 11/15/2037                                        F        06/11/2009
00184A AF 2     TIME WARNER INC 05/01/2012                                           05/07/2009
89352H AB 5     TRANSCANADA PIPELINES LIMITED 03/15/2036                    A        05/28/2009
893830 AT 6     TRANSOCEAN INC 03/15/2038                                            06/18/2009

       1                        5                     6           7            8           9            10
                                                                                        PAID FOR
                                                                                        ACCRUED        NAIC
                                                    NUMBER                              INTEREST   DESIGNATION
     CUSIP                                        SHARES OF                               AND       OR MARKET
IDENTIFICATION        NAME OF VENDOR               OF STOCK  ACTUAL COST   PAR VALUE   DIVIDENDS  INDICATOR (a)
--------------  --------------------------------  ---------  -----------  -----------  ---------  -------------
111021 AD 3     HIMCO OPERATIONAL TRANSACTION                    140,337      139,000                   2FE
07383F BX 5     SCHEDULED ACQUISITION                                  0            0                   1FE
172967 BJ 9     HIMCO OPERATIONAL TRANSACTION                    140,337      139,000                   1FE
20047B AB 4     Various                                          (59,949)  (1,484,872)     8,658        1FE
22303Q AH 3     UBS SECURITIES INC                             3,037,200    3,000,000      6,550        1FE
22541L AC 7     HIMCO OPERATIONAL TRANSACTION                    140,337      139,000                   1FE
22541Q EP 3     Various                                           (4,153)  (2,306,049)     2,110        1FE
126659 AA 9     BARCLAYS CAPITAL INC                          10,000,000   10,000,000                   2FE
233835 AT 4     HIMCO OPERATIONAL TRANSACTION                    140,337      139,000                   2
24702R AH 4     DEUTSCHE BANK SECURITIES INC                     272,814      273,000                   1FE
25179S AC 4     HIMCO OPERATIONAL TRANSACTION                    140,337      139,000                   2FE
268789 AB 0     JP MORGAN SECURITIES INC                      10,014,430    9,360,000     93,993        1FE
N2962# AF 0     BARCLAYS CAPITAL INC                           5,000,000    5,000,000                   1Z
29268B AC 5     JEFFERIES & CO. INC                           12,718,288   12,250,000    211,508        1FE
26875P AD 3     Various                                        9,697,087    9,545,000     20,313        1FE
268766 BU 5     HIMCO OPERATIONAL TRANSACTION                    140,337      139,000                   2FE
302182 AC 4     CREDIT SUISSE FIRST BOSTON                     1,998,440    2,000,000                   2FE
302182 AD 2     CREDIT SUISSE FIRST BOSTON                       796,592      800,000                   2FE
35177P AK 3     HIMCO OPERATIONAL TRANSACTION                    140,337      139,000                   1FE
368710 AC 3     BARCLAYS CAPITAL INC                           1,792,760    2,000,000     44,042        1FE
36962G YY 4     HIMCO OPERATIONAL TRANSACTION                    140,337      139,000                   1FE
37362@ AA 0     BANC OF AMERICA SECURITIES LLC                 7,000,000    7,000,000                   1Z
38141G BU 7     HIMCO OPERATIONAL TRANSACTION                    140,337      139,000                   1FE
441812 JY 1     HIMCO OPERATIONAL TRANSACTION                    140,337      139,000                   1FE
460146 BN 2     HIMCO OPERATIONAL TRANSACTION                    140,337      139,000                   2FE
487836 BB 3     JP MORGAN SECURITIES INC                       7,841,842    7,800,000        766        1FE
780641 AH 9     JP MORGAN SECURITIES INC                       5,088,330    4,500,000     78,516        2FE
50075N AT 1     BANC OF AMERICA SECURITIES LLC                 5,098,138    5,002,000    128,958        2FE
50075N AH 7     HIMCO OPERATIONAL TRANSACTION                    140,337      139,000                   2FE
500769 DJ 0     BARCLAYS CAPITAL INC                           2,610,225    2,618,000                   1
589331 AN 7     BANC OF AMERICA SECURITIES LLC                 3,308,988    3,330,000                   1FE
637432 CU 7     HIMCO OPERATIONAL TRANSACTION                    140,337      139,000                   1FE
654902 AC 9     Various                                       12,531,954   12,355,000     39,787        1FE
674599 BX 2     JP MORGAN SECURITIES INC                       8,475,565    8,536,000                   1FE
BHM0F9 VH 1     BANC OF AMERICA SECURITIES LLC                 3,923,311    3,938,000                   1FE
693304 AN 7     JP MORGAN SECURITIES INC                       3,652,040    3,500,000     29,167        1FE
709068 C* 9     BANC OF AMERICA SECURITIES LLC                 1,600,000    1,600,000                   2Z
71644E AJ 1     BARCLAYS CAPITAL INC                           7,503,920    8,000,000     40,800        2FE
717081 DB 6     GOLDMAN SACHS & CO                               945,393      880,000     13,640        1FE
69351U AM 5     MORGAN STANLEY                                 7,951,840    8,000,000                   1FE
767201 AD 8     BARCLAYS CAPITAL INC                           4,475,000    5,000,000    136,563        2FE
771196 AS 1     Various                                        4,769,326    4,535,000     88,770        1FE
78632# AA 6     SCHEDULED ACQUISITION                              6,972        6,972                   5
797440 BK 9     MORGAN STANLEY                                 7,053,404    7,086,000                   1FE
816851 AN 9     CITIGROUP (Salomon/Smith Barney)               6,984,460    7,000,000                   2FE
85771S AA 4     CREDIT SUISSE FIRST BOSTON                     9,138,240    9,000,000     73,500        1FE
87425E AK 9     BARCLAYS CAPITAL INC                           6,272,918    7,353,000    158,294        2FE
872456 AA 6     GOLDMAN SACHS & CO                             8,500,000    8,500,000                   2FE
88031V AA 7     Various                                          (43,953)     (51,765)                  2FE
881575 AC 8     JP MORGAN SECURITIES INC                       1,943,180    2,000,000     10,592        1FE
00184A AF 2     HIMCO OPERATIONAL TRANSACTION                    140,337      139,000                   2FE
89352H AB 5     JP MORGAN SECURITIES INC                       5,956,007    6,850,000     85,711        1FE
893830 AT 6     BANC OF AMERICA SECURITIES LLC                 4,560,653    4,392,000     81,301        2FE


                                     QE04.1

       1                                    2                                  3          4



     CUSIP                                                                              DATE
IDENTIFICATION                         DESCRIPTION                          FOREIGN   ACQUIRED
--------------  ----------------------------------------------------------  -------  ----------
 902494  AM 5   TYSON FOODS INC 10/01/2011                                           05/07/2009
 92344X  AA 7   VERIZON NEW YORK INC 04/01/2012                                      05/07/2009
 925524  AQ 3   VIACOM INC 05/15/2011                                                05/07/2009
 25468P  BX 3   WALT DISNEY CO 03/01/2012                                            05/07/2009
 026609  AM 9   WYETH 03/15/2011                                                     05/07/2009
 98385X  AM 8   XTO ENERGY INC 08/01/2037                                            06/01/2009
 984851  AC 9   YARA INTERNATIONAL ASA 06/11/2019                           F        06/19/2009
3899999.        Total - Bonds - Industrial & Miscellaneous
8399997.        Total - Bonds - Part 3
8399999.        Total - Bonds
PREFERRED STOCKS - INDUSTRIAL AND MISCELLANEOUS
  78632@ 12 6   SADLERS BAR-B-QUE                                                    06/30/2009
  80909# 12 6   SCITOR HOLDINGS INC JUNIOR                                           04/01/2009
  80909# 11 8   SCITOR HOLDINGS INC SENIOR                                           04/01/2009
8499999.        Total - Preferred Stocks - Industrial & Miscellaneous
8999997.        Total - Preferred Stocks - Part 3
8999999.        Total - Preferred Stocks
COMMON STOCKS - MUTUAL FUNDS
 416645  77 8   HARTFORD TOTAL RETURN BOND-A                                         06/03/2009
9299999.        Total - Common Stocks - Mutual Funds
9799997.        Total - Common Stocks - Part 3
9799999.        Total - Common Stocks
9899999.        Total - Preferred and Common Stocks
9999999.        Total - Bonds, Preferred and Common Stocks

       1                        5                     6           7            8           9            10
                                                                                        PAID FOR
                                                                                        ACCRUED        NAIC
                                                    NUMBER                              INTEREST   DESIGNATION
     CUSIP                                        SHARES OF                               AND       OR MARKET
IDENTIFICATION        NAME OF VENDOR               OF STOCK  ACTUAL COST   PAR VALUE   DIVIDENDS  INDICATOR (a)
--------------  --------------------------------  ---------  -----------  -----------  ---------  -------------
 902494  AM 5   HIMCO OPERATIONAL TRANSACTION                    140,337      139,000                   3FE
 92344X  AA 7   HIMCO OPERATIONAL TRANSACTION                    140,337      139,000                   1FE
 925524  AQ 3   HIMCO OPERATIONAL TRANSACTION                    140,337      139,000                   2FE
 25468P  BX 3   HIMCO OPERATIONAL TRANSACTION                    140,337      139,000                   1FE
 026609  AM 9   HIMCO OPERATIONAL TRANSACTION                    140,337      139,000                   1FE
 98385X  AM 8   JEFFERIES & CO. INC                           13,879,740   14,000,000    322,875        2FE
 984851  AC 9   CANTOR FITZGERALD & CO                         1,513,902    1,465,000      4,166        2FE
                                                             -----------  -----------  ---------
3899999.                                                     249,742,564  248,371,508  2,169,826        XXX
                                                             -----------  -----------  ---------
8399997.                                                     833,457,625  831,523,606  4,032,546        XXX
                                                             -----------  -----------  ---------
8399999.                                                     833,457,625  831,523,606  4,032,546        XXX
                                                             -----------  -----------  ---------
PREFERRED STOCKS - INDUSTRIAL AND MISCELLANEOUS
  78632@ 12 6   HIMCO OPERATIONAL TRANSACTION     6,400.380        6,400                                P5A
  80909# 12 6   HIMCO OPERATIONAL TRANSACTION         2.260        2,255                                P5A
  80909# 11 8   HIMCO OPERATIONAL TRANSACTION         2.260        2,255                                P5A
                                                             -----------  -----------  ---------
8499999.                                                          10,910          XXX          0        XXX
                                                             -----------  -----------  ---------
8999997.                                                          10,910          XXX          0        XXX
                                                             -----------  -----------  ---------
8999999.                                                          10,910          XXX          0        XXX
                                                             -----------  -----------  ---------
COMMON STOCKS - MUTUAL FUNDS
 416645  77 8   DIVIDEND REINVESTMENT               490.341        4,652          XXX
9299999.                                                           4,652          XXX          0        XXX
9799997.                                                           4,652          XXX          0        XXX
9799999.                                                           4,652          XXX          0        XXX
9899999.                                                          15,562          XXX          0        XXX
9999999.                                                     833,473,187          XXX  4,032,546        XXX

(a) For all common stock bearing the NAIC market indicator "U" provide: the number of such issues: 0.


                                     QE04.2

                               SCHEDULE D - PART 4

   Show All Long-Term Bonds and Stock Sold, Redeemed or Otherwise Disposed of
                           During the Current Quarter


      1                      2              3       4                     5                    6           7             8
                                            F
                                            O
                                            R
                                            E
                                            I                                              NUMBER OF
    CUSIP                                   G   DISPOSAL                                   SHARES OF
IDENTIFICATION          DESCRIPTION         N     DATE            NAME OF PURCHASER          STOCK   CONSIDERATION   PAR VALUE
-------------- ---------------------------- -- ---------- -------------------------------- --------- ------------- -------------
BONDS - U.S. GOVERNMENT
36200Q  3L  6  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                               4,634         4,634
36200R  YQ  9  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                               6,790         6,790
36200U  WJ  0  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                                  19            19
36200W  CB  5  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                              12,002        12,002
36200W  Y9  6  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                              13,525        13,525
36200X  JF  7  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                               1,626         1,626
36200X  KN  8  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                               1,231         1,231
36201A  UL  0  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                                 659           659
36201C  6E  9  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                               5,575         5,575
36201C  PY  4  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                                 319           319
36201F  Q6  7  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                               1,572         1,572
36201F  UH  8  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                              54,683        54,683
36201F  UQ  8  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                              25,513        25,513
36201F  UR  6  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                                 913           913
36201F  X6  9  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                               1,097         1,097
36201H  WX  7  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                               5,360         5,360
36201J  F6  1  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                                 259           259
36201J  FD  6  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                              70,720        70,720
36201K  KP  0  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                                  34            34
36201L  6T  6  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                               2,380         2,380
36201L  6V  1  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                                 730           730
36201L  7K  4  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                                 211           211
36201M  G8  9  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                               1,327         1,327
36201M  JU  7  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                              67,094        67,094
36201M  LH  3  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                               1,976         1,976
36201Q  2F  9  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                               1,288         1,288
36201T  AM  9  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                               3,306         3,306
36203L  CQ  3  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                               1,290         1,290
362060  SE  6  GNMA 30YR                       04/01/2009 MATURED                                              118           118
36208E  BT  9  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                                 437           437
36209D  R8  9  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                                  66            66
36209N  3L  4  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                                  93            93
36209R  VG  5  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                                  65            65
36209Y  X4  5  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                                 281           281
36211B  T8  7  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                                 118           118
36211C  2S  0  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                                 451           451
36213D  3C  0  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                              22,318        22,318
36213E  AB  2  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                               2,070         2,070
36213E  SK  3  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                               3,544         3,544
36213E  YS  9  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                               1,737         1,737

                                                       CHANGE IN BOOK/ADJUSTED CARRYING VALUE
      1              9           10       ----------------------------------------------------------------        16
                                              11             12            13          14          15
                                                                         CURRENT
                              PRIOR YEAR                                 YEAR'S                   TOTAL         BOOK/
                                 BOOK/    UNREALIZED      CURRENT      OTHER THAN     TOTAL      FOREIGN      ADJUSTED
                               ADJUSTED    VALUATION      YEAR'S       TEMPORARY    CHANGE IN   EXCHANGE     CARRYING
    CUSIP                      CARRYING    INCREASE/  (AMORTIZATION)/  IMPAIRMENT   B./A.C.V.   CHANGE IN     VALUE AT
IDENTIFICATION  ACTUAL COST     VALUE     (DECREASE)     ACCRETION     RECOGNIZED  (11+12-13)   B./A.C.V.   DISPOSAL DATE
-------------- ------------- -----------  ----------  ---------------  ----------  ----------  -----------  -------------
BONDS - U.S. GOVERNMENT
36200Q  3L  6          4,766       5,056                      (422)                      (422)                      4,634
36200R  YQ  9          6,983       7,449                      (660)                      (660)                      6,790
36200U  WJ  0             19          20                        (1)                        (1)                         19
36200W  CB  5         13,232                                (1,230)                    (1,230)                     12,002
36200W  Y9  6         13,910      14,406                      (880)                      (880)                     13,525
36200X  JF  7          1,822                                  (196)                      (196)                      1,626
36200X  KN  8          1,284                                   (53)                       (53)                      1,231
36201A  UL  0            690         726                       (67)                       (67)                        659
36201C  6E  9          6,116                                  (541)                      (541)                      5,575
36201C  PY  4            324         329                       (10)                       (10)                        319
36201F  Q6  7          1,616       1,683                      (111)                      (111)                      1,572
36201F  UH  8         56,238      59,148                    (4,465)                    (4,465)                     54,683
36201F  UQ  8         26,239      27,665                    (2,152)                    (2,152)                     25,513
36201F  UR  6            939         997                       (84)                       (84)                        913
36201F  X6  9          1,113       1,139                       (42)                       (42)                      1,097
36201H  WX  7          5,498       2,029                      (173)                      (173)                      5,360
36201J  F6  1            266         285                       (26)                       (26)                        259
36201J  FD  6         73,825      73,951                    (3,230)                    (3,230)                     70,720
36201K  KP  0             34          36                        (2)                        (2)                         34
36201L  6T  6          2,494       2,746                      (366)                      (366)                      2,380
36201L  6V  1            765         864                      (134)                      (134)                        730
36201L  7K  4            221         244                       (34)                       (34)                        211
36201M  G8  9          1,363       1,448                      (121)                      (121)                      1,327
36201M  JU  7         69,086      74,081                    (6,986)                    (6,986)                     67,094
36201M  LH  3          2,137                                  (162)                      (162)                      1,976
36201Q  2F  9          1,324       1,364                       (76)                       (76)                      1,288
36201T  AM  9          3,400       3,479                      (173)                      (173)                      3,306
36203L  CQ  3          1,317       1,346                       (57)                       (57)                      1,290
362060  SE  6            128         119                        (0)                        (0)                        118
36208E  BT  9            450         499                       (62)                       (62)                        437
36209D  R8  9             67          70                        (5)                        (5)                         66
36209N  3L  4             95          98                        (5)                        (5)                         93
36209R  VG  5             66          67                        (2)                        (2)                         65
36209Y  X4  5            286         290                       (10)                       (10)                        281
36211B  T8  7            120         120                        (2)                        (2)                        118
36211C  2S  0            458         470                       (19)                       (19)                        451
36213D  3C  0         23,034       3,128                      (777)                      (777)                     22,318
36213E  AB  2          2,163       1,222                      (135)                      (135)                      2,070
36213E  SK  3          3,641       1,703                      (137)                      (137)                      3,544
36213E  YS  9          1,885         171                      (159)                      (159)                      1,737


      1            17           18            19           20           21          22
                                                                                   NAIC
                 FOREIGN                                  BOND                    DESIG-
                EXCHANGE     REALIZED        TOTAL      INTEREST/                 NATION
                  GAIN         GAIN          GAIN         STOCK                     OR
                 (LOSS)       (LOSS)        (LOSS)      DIVIDENDS                 MARKET
    CUSIP          ON           ON            ON        RECEIVED     MATURITY   INDICATOR
IDENTIFICATION  DISPOSAL     DISPOSAL      DISPOSAL    DURING YEAR     DATE        (a)
-------------- ----------  ------------  ------------  -----------  ----------  ---------
BONDS - U.S. GO
36200Q  3L  6                                       0          140  02/01/2032  1
36200R  YQ  9                                       0          212  01/01/2032  1
36200U  WJ  0                                       0            1  09/01/2031  1
36200W  CB  5                                       0          192  01/01/2032  1
36200W  Y9  6                                       0          368  08/01/2032  1
36200X  JF  7                                       0           24  12/01/2031  1
36200X  KN  8                                       0           18  01/01/2032  1
36201A  UL  0                                       0           22  07/01/2032  1
36201C  6E  9                                       0           63  03/01/2032  1
36201C  PY  4                                       0           10  01/01/2032  1
36201F  Q6  7                                       0           52  05/01/2032  1
36201F  UH  8                                       0        1,773  04/01/2032  1
36201F  UQ  8                                       0          827  04/01/2032  1
36201F  UR  6                                       0           28  04/01/2032  1
36201F  X6  9                                       0           34  02/01/2032  1
36201H  WX  7                                       0          109  06/01/2032  1
36201J  F6  1                                       0            8  05/01/2032  1
36201J  FD  6                                       0        2,088  04/01/2032  1
36201K  KP  0                                       0            1  04/01/2032  1
36201L  6T  6                                       0           79  07/01/2032  1
36201L  6V  1                                       0           24  07/01/2032  1
36201L  7K  4                                       0            7  08/01/2032  1
36201M  G8  9                                       0           44  06/01/2032  1
36201M  JU  7                                       0        2,177  07/01/2032  1
36201M  LH  3                                       0           29  08/01/2032  1
36201Q  2F  9                                       0           40  08/01/2032  1
36201T  AM  9                                       0          102  08/01/2032  1
36203L  CQ  3                                       0           44  09/01/2023  1
362060  SE  6                                       0            2  04/01/2009  1
36208E  BT  9                                       0           13  05/01/2031  1
36209D  R8  9                                       0            2  09/01/2031  1
36209N  3L  4                                       0            3  07/01/2029  1
36209R  VG  5                                       0            3  08/01/2030  1
36209Y  X4  5                                       0            9  09/01/2031  1
36211B  T8  7                                       0            4  06/01/2029  1
36211C  2S  0                                       0           15  07/01/2029  1
36213D  3C  0                                       0          410  02/01/2032  1
36213E  AB  2                                       0           49  05/01/2032  1
36213E  SK  3                                       0           78  01/01/2032  1
36213E  YS  9                                       0           28  04/01/2032  1


                                      QE05


      1                      2              3       4                     5                    6           7             8
                                            F
                                            O
                                            R
                                            E
                                            I                                              NUMBER OF
    CUSIP                                   G   DISPOSAL                                   SHARES OF
IDENTIFICATION          DESCRIPTION         N     DATE            NAME OF PURCHASER          STOCK   CONSIDERATION   PAR VALUE
-------------- ---------------------------- -- ---------- -------------------------------- --------- ------------- -------------
36213G  AL  5  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                               1,071         1,071
36213G  TY  7  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                                 109           109
36213J  LL  7  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                                 873           873
36213J  V2  8  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                              68,045        68,045
36213N  LL  8  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                              32,082        32,082
36213S  KL  8  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                                 156           156
36213U  C9  9  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                                  77            77
36213X  SB  1  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                               1,915         1,915
36213X  T5  3  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                               1,272         1,272
36213X  T6  1  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                               2,063         2,063
362158  DT  1  GNMA 30YR                       05/01/2009 SCHEDULED REDEMPTION                               6,848         6,848
362161  6H  9  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                                 162           162
362162  G9  4  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                                 131           131
36217F  6S  3  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                               1,013         1,013
36217V  DA  9  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                                 144           144
36218N  NQ  0  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                                 408           408
36219L  SM  7  GNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                                 346           346
362052  H4  7  GNMA 30YR 1977-79               04/01/2009 SCHEDULED REDEMPTION                                  16            16
36219L  AC  8  GNMA 30YR 1980-86               06/01/2009 SCHEDULED REDEMPTION                                 277           277
36225B  ND  6  GNMA 30YR PLATINUM              06/01/2009 SCHEDULED REDEMPTION                              40,293        40,293
36225B  PM  4  GNMA 30YR PLATINUM              06/01/2009 SCHEDULED REDEMPTION                             116,006       116,006
36202E  3E  7  GNMA2 30YR                      06/01/2009 SCHEDULED REDEMPTION                              87,711        87,711
36202E  AL  3  GNMA2 30YR                      06/01/2009 SCHEDULED REDEMPTION                             353,821       353,821
912810  QA  9  TREASURY BOND                   06/18/2009 Various                                       75,387,880    88,986,000
912810  QB  7  TREASURY BOND                   06/02/2009 Various                                       22,898,142    24,000,000
912828  HA  1  TREASURY NOTE                   04/07/2009 CITIGROUP (Salomon/Smith Barney)               4,110,052     3,569,000
912828  JH  4  TREASURY NOTE                   06/16/2009 Various                                       40,669,499    39,734,000
912828  JR  2  TREASURY NOTE                   06/12/2009 MORGAN STANLEY                                69,863,281    70,000,000
912828  JW  1  TREASURY NOTE                   04/09/2009 CITIGROUP (Salomon/Smith Barney)               6,045,030     6,132,000
912828  JY  7  TREASURY NOTE                   06/15/2009 BARCLAYS CAPITAL INC                             948,396       951,000
912828  JZ  4  TREASURY NOTE                   04/07/2009 BARCLAYS CAPITAL INC                           3,753,054     3,761,000
912828  KD  1  TREASURY NOTE                   04/01/2009 MIZUHO SECURITIES USA INC                     50,500,000    50,000,000
912828  KF  6  TREASURY NOTE                   06/15/2009 RBS GREENWICH CAPITAL MARKETS                  3,863,112     4,000,000
912828  KH  2  TREASURY NOTE                   06/15/2009 RBS GREENWICH CAPITAL MARKETS                  1,685,058     1,693,000
912828  KJ  8  TREASURY NOTE                   05/29/2009 Various                                      104,696,401   105,205,000
912828  KL  3  TREASURY NOTE                   06/15/2009 BARCLAYS CAPITAL INC                             858,766       864,000
912828  KQ  2  TREASURY NOTE                   06/23/2009 Various                                       10,875,057    11,441,000
0399999.       Total - Bonds - U.S. Government                                                         397,185,998   411,368,270
BONDS - ALL OTHER GOVERNMENT
D20658  UK  0  DEUTSCHLAND (BUNDESREPUBLIC) D. 06/01/2009 Various                                       25,170,183    23,611,560

                                                       CHANGE IN BOOK/ADJUSTED CARRYING VALUE
      1              9           10       ----------------------------------------------------------------        16
                                              11             12            13          14          15
                                                                         CURRENT
                              PRIOR YEAR                                 YEAR'S                   TOTAL         BOOK/
                                 BOOK/    UNREALIZED      CURRENT      OTHER THAN     TOTAL      FOREIGN      ADJUSTED
                               ADJUSTED    VALUATION      YEAR'S       TEMPORARY    CHANGE IN   EXCHANGE     CARRYING
    CUSIP                      CARRYING    INCREASE/  (AMORTIZATION)/  IMPAIRMENT   B./A.C.V.   CHANGE IN     VALUE AT
IDENTIFICATION  ACTUAL COST     VALUE     (DECREASE)     ACCRETION     RECOGNIZED  (11+12-13)   B./A.C.V.   DISPOSAL DATE
-------------- ------------- -----------  ----------  ---------------  ----------  ----------  -----------  -------------
36213G  AL  5          1,092       1,130                       (59)                       (59)                      1,071
36213G  TY  7            112         118                        (8)                        (8)                        109
36213J  LL  7            897         969                       (96)                       (96)                        873
36213J  V2  8         72,428                                (4,383)                    (4,383)                     68,045
36213N  LL  8         32,624      33,459                    (1,377)                    (1,377)                     32,082
36213S  KL  8            159         166                       (10)                       (10)                        156
36213U  C9  9             80          80                        (3)                        (3)                         77
36213X  SB  1          2,050                                  (135)                      (135)                      1,915
36213X  T5  3          1,307       1,367                       (95)                       (95)                      1,272
36213X  T6  1          2,121       2,214                      (151)                      (151)                      2,063
362158  DT  1          7,600       7,543                      (695)                      (695)                      6,848
362161  6H  9            162         162                         0                          0                         162
362162  G9  4            131         131                         0                          0                         131
36217F  6S  3          1,012       1,012                         1                          1                       1,013
36217V  DA  9            144         144                         0                          0                         144
36218N  NQ  0            453         486                       (78)                       (78)                        408
36219L  SM  7            384         397                       (51)                       (51)                        346
362052  H4  7             16          16                                                    0                          16
36219L  AC  8            307         324                       (47)                       (47)                        277
36225B  ND  6         41,489      44,183                    (3,890)                    (3,890)                     40,293
36225B  PM  4        118,659     124,545                    (8,538)                    (8,538)                    116,006
36202E  3E  7         89,492                                (1,782)                    (1,782)                     87,711
36202E  AL  3        363,785     273,446                   (11,732)                   (11,732)                    353,821
912810  QA  9     88,866,353                                   681                        681                  88,867,034
912810  QB  7     22,560,000                                   274                        274                  22,560,274
912828  HA  1      4,000,532   3,996,224                   (11,532)                   (11,532)                  3,984,691
912828  JH  4     40,435,553  40,427,139                   (27,482)                   (27,482)                 40,399,657
912828  JR  2     75,737,786                              (178,446)                  (178,446)                 75,559,340
912828  JW  1      6,048,643                                 3,023                      3,023                   6,051,666
912828  JY  7        948,960                                   324                        324                     949,284
912828  JZ  4      3,723,041                                   720                        720                   3,723,761
912828  KD  1     50,460,938                                (1,131)                    (1,131)                 50,459,807
912828  KF  6      3,999,232                                    36                         36                   3,999,268
912828  KH  2      1,692,873                                     8                          8                   1,692,882
912828  KJ  8    104,555,195                                 1,466                      1,466                 104,556,661
912828  KL  3        862,855                                    73                         73                     862,928
912828  KQ  2     10,905,362                                    76                         76                  10,905,438
0399999.         415,863,245  45,203,704         0        (268,804)           0      (268,804)           0    415,604,961
BONDS - ALL OTHER GOVERNMENT
D20658  UK  0     25,435,350                                                                0                  25,435,350


      1            17           18            19           20           21          22
                                                                                   NAIC
                 FOREIGN                                  BOND                    DESIG-
                EXCHANGE     REALIZED        TOTAL      INTEREST/                 NATION
                  GAIN         GAIN          GAIN         STOCK                     OR
                 (LOSS)       (LOSS)        (LOSS)      DIVIDENDS                 MARKET
    CUSIP          ON           ON            ON        RECEIVED     MATURITY   INDICATOR
IDENTIFICATION  DISPOSAL     DISPOSAL      DISPOSAL    DURING YEAR     DATE        (a)
-------------- ----------  ------------  ------------  -----------  ----------  ---------
36213G  AL  5                                       0           36  02/01/2032  1
36213G  TY  7                                       0            4  11/01/2031  1
36213J  LL  7                                       0           29  05/01/2032  1
36213J  V2  8                                       0          965  04/01/2032  1
36213N  LL  8                                       0          870  12/01/2031  1
36213S  KL  8                                       0            5  08/01/2031  1
36213U  C9  9                                       0            3  11/01/2031  1
36213X  SB  1                                       0           28  04/01/2032  1
36213X  T5  3                                       0           44  05/01/2032  1
36213X  T6  1                                       0           68  05/01/2032  1
362158  DT  1                                       0          283  05/01/2016  1
362161  6H  9                                       0            7  02/01/2017  1
362162  G9  4                                       0            5  01/01/2017  1
36217F  6S  3                                       0           41  02/01/2017  1
36217V  DA  9                                       0            6  03/01/2017  1
36218N  NQ  0                                       0           19  07/01/2019  1
36219L  SM  7                                       0           16  09/01/2018  1
362052  H4  7                                       0            0  05/01/2009  1
36219L  AC  8                                       0           13  09/01/2018  1
36225B  ND  6                                       0        1,228  05/01/2031  1
36225B  PM  4                                       0        3,800  09/01/2031  1
36202E  3E  7                                       0          658  03/01/2039  1
36202E  AL  3                                       0        8,702  09/01/2034  1
912810  QA  9               (13,479,154)  (13,479,154)     908,960  02/15/2039  1
912810  QB  7                   337,868       337,868       48,368  05/15/2039  1
912828  HA  1                   125,360       125,360      109,116  08/15/2017  1
912828  JH  4                   269,842       269,842    1,323,823  08/15/2018  1
912828  JR  2                (5,696,059)   (5,696,059)   1,533,628  11/15/2018  1
912828  JW  1                    (6,636)       (6,636)      26,171  12/31/2013  1
912828  JY  7                      (888)         (888)       3,126  01/31/2011  1
912828  JZ  4                    29,293        29,293       12,182  01/31/2014  1
912828  KD  1                    40,193        40,193      174,724  02/15/2019  1
912828  KF  6                  (136,157)     (136,157)      22,011  02/28/2014  1
912828  KH  2                    (7,823)       (7,823)       3,117  03/31/2011  1
912828  KJ  8                   139,741       139,741       58,463  03/31/2014  1
912828  KL  3                    (4,162)       (4,162)         966  04/30/2011  1
912828  KQ  2                   (30,381)      (30,381)      37,706  05/15/2019  1
0399999.                0   (18,418,962)  (18,418,962)   4,288,317      XXX     XXX
BONDS - ALL OTHER GOVERNMENT
D20658  UK  0    (243,292)      (21,875)     (265,167)     427,043  01/04/2013  1FE


                                     QE05.1


      1                      2              3       4                     5                    6           7             8
                                            F
                                            O
                                            R
                                            E
                                            I                                              NUMBER OF
    CUSIP                                   G   DISPOSAL                                   SHARES OF
IDENTIFICATION          DESCRIPTION         N     DATE            NAME OF PURCHASER          STOCK   CONSIDERATION   PAR VALUE
-------------- ---------------------------- -- ---------- -------------------------------- --------- ------------- -------------
D20658  WY  8  DEUTSCHLAND REP              D. 06/09/2009 BNP PARIBAS SECURITIES                         7,057,851     6,582,788
1099999.       Total - Bonds - All Other Government                                                     32,228,034    30,194,348
BONDS - U.S. SPECIAL REVENUE AND SPECIAL ASSESSMENT
31294K  F3  4  FGOLD 15YR                      06/01/2009 SCHEDULED REDEMPTION                              10,339        10,339
312963  2E  0  FGOLD 15YR                      06/01/2009 SCHEDULED REDEMPTION                              51,649        51,649
312964  LJ  6  FGOLD 15YR                      06/01/2009 SCHEDULED REDEMPTION                              43,224        43,224
312964  P3  7  FGOLD 15YR                      06/01/2009 SCHEDULED REDEMPTION                              32,280        32,280
312964  TZ  2  FGOLD 15YR                      06/01/2009 SCHEDULED REDEMPTION                              35,238        35,238
312965  RD  0  FGOLD 15YR                      06/01/2009 SCHEDULED REDEMPTION                               7,153         7,153
312966  GP  3  FGOLD 15YR                      06/01/2009 SCHEDULED REDEMPTION                              43,291        43,291
312967  T2  8  FGOLD 15YR                      06/01/2009 SCHEDULED REDEMPTION                              26,087        26,087
312967  TX  0  FGOLD 15YR                      06/01/2009 SCHEDULED REDEMPTION                               9,178         9,178
312967  U4  2  FGOLD 15YR                      06/01/2009 SCHEDULED REDEMPTION                              49,827        49,827
312967  WF  5  FGOLD 15YR                      06/01/2009 SCHEDULED REDEMPTION                              30,725        30,725
312967  YK  2  FGOLD 15YR                      06/01/2009 SCHEDULED REDEMPTION                               7,112         7,112
312968  A9  1  FGOLD 15YR                      06/01/2009 SCHEDULED REDEMPTION                              24,362        24,362
312968  BA  7  FGOLD 15YR                      06/01/2009 SCHEDULED REDEMPTION                              15,894        15,894
312968  KE  9  FGOLD 15YR                      06/01/2009 SCHEDULED REDEMPTION                              44,812        44,812
312968  NT  3  FGOLD 15YR                      06/01/2009 SCHEDULED REDEMPTION                              50,169        50,169
31288D  6V  6  FGOLD 30YR                      06/01/2009 SCHEDULED REDEMPTION                               1,566         1,566
31288F  6X  7  FGOLD 30YR                      06/01/2009 SCHEDULED REDEMPTION                              22,134        22,134
31292G  Y5  9  FGOLD 30YR                      06/01/2009 SCHEDULED REDEMPTION                               2,004         2,004
31292H  4H  4  FGOLD 30YR                      06/01/2009 SCHEDULED REDEMPTION                             458,213       458,213
31292H  SQ  8  FGOLD 30YR                      06/01/2009 SCHEDULED REDEMPTION                              24,546        24,546
312932  EC  6  FGOLD 30YR                      06/02/2009 Various                                       27,142,669    28,000,000
31296J  TJ  5  FGOLD 30YR                      06/01/2009 SCHEDULED REDEMPTION                             108,656       108,656
31296K  X7  3  FGOLD 30YR                      06/01/2009 SCHEDULED REDEMPTION                                 292           292
31296M  2N  8  FGOLD 30YR                      06/01/2009 SCHEDULED REDEMPTION                              70,587        70,587
31296N  LJ  4  FGOLD 30YR                      06/01/2009 SCHEDULED REDEMPTION                                 538           538
31296P  TL  6  FGOLD 30YR                      06/01/2009 SCHEDULED REDEMPTION                             364,272       364,272
31296S  AC  0  FGOLD 30YR                      06/01/2009 SCHEDULED REDEMPTION                              20,328        20,328
31296U  EU  1  FGOLD 30YR                      06/01/2009 SCHEDULED REDEMPTION                                 781           781
31296U  H9  5  FGOLD 30YR                      06/01/2009 SCHEDULED REDEMPTION                                 413           413
31296X  TY  1  FGOLD 30YR                      06/01/2009 SCHEDULED REDEMPTION                              33,943        33,943
31297A  3S  1  FGOLD 30YR                      06/01/2009 SCHEDULED REDEMPTION                              73,474        73,474
31297A  3T  9  FGOLD 30YR                      06/01/2009 SCHEDULED REDEMPTION                             137,343       137,343
31297A  5J  9  FGOLD 30YR                      06/01/2009 SCHEDULED REDEMPTION                              18,168        18,168
31297A  5K  6  FGOLD 30YR                      06/01/2009 SCHEDULED REDEMPTION                             106,099       106,099
31297B  AM  4  FGOLD 30YR                      06/01/2009 SCHEDULED REDEMPTION                              55,856        55,856
31297E  J7  2  FGOLD 30YR                      06/01/2009 SCHEDULED REDEMPTION                             116,795       116,795

                                                       CHANGE IN BOOK/ADJUSTED CARRYING VALUE
      1              9           10       ----------------------------------------------------------------        16
                                              11             12            13          14          15
                                                                         CURRENT
                              PRIOR YEAR                                 YEAR'S                   TOTAL         BOOK/
                                 BOOK/    UNREALIZED      CURRENT      OTHER THAN     TOTAL      FOREIGN      ADJUSTED
                               ADJUSTED    VALUATION      YEAR'S       TEMPORARY    CHANGE IN   EXCHANGE     CARRYING
    CUSIP                      CARRYING    INCREASE/  (AMORTIZATION)/  IMPAIRMENT   B./A.C.V.   CHANGE IN     VALUE AT
IDENTIFICATION  ACTUAL COST     VALUE     (DECREASE)     ACCRETION     RECOGNIZED  (11+12-13)   B./A.C.V.   DISPOSAL DATE
-------------- ------------- -----------  ----------  ---------------  ----------  ----------  -----------  -------------
D20658  WY  8      6,983,679                                                                0                   6,983,679
1099999.          32,419,029           0         0               0            0             0            0     32,419,029
BONDS - U.S. SPECIAL REVENUE AND SPECIAL ASSESSMENT
31294K  F3  4         11,286      10,981                      (642)                      (642)                     10,339
312963  2E  0         51,553                                    96                         96                      51,649
312964  LJ  6         43,153                                    71                         71                      43,224
312964  P3  7         32,225                                    55                         55                      32,280
312964  TZ  2         35,178                                    60                         60                      35,238
312965  RD  0          7,136                                    17                         17                       7,153
312966  GP  3         43,215                                    76                         76                      43,291
312967  T2  8         26,039                                    47                         47                      26,087
312967  TX  0          9,162                                    16                         16                       9,178
312967  U4  2         49,750                                    77                         77                      49,827
312967  WF  5         30,671                                    54                         54                      30,725
312967  YK  2          7,100                                    12                         12                       7,112
312968  A9  1         24,328                                    34                         34                      24,362
312968  BA  7         15,867                                    28                         28                      15,894
312968  KE  9         44,735                                    77                         77                      44,812
312968  NT  3         50,085                                    84                         84                      50,169
31288D  6V  6          1,619       1,615                       (48)                       (48)                      1,566
31288F  6X  7         22,878      23,030                      (896)                      (896)                     22,134
31292G  Y5  9          2,040       2,059                       (56)                       (56)                      2,004
31292H  4H  4        451,626     451,842                     6,371                      6,371                     458,213
31292H  SQ  8         25,371      25,560                    (1,013)                    (1,013)                     24,546
312932  EC  6     28,065,625                                (1,976)                    (1,976)                 28,063,648
31296J  TJ  5        109,471     109,545                      (889)                      (889)                    108,656
31296K  X7  3            302         310                       (18)                       (18)                        292
31296M  2N  8         74,111                                (3,524)                    (3,524)                     70,587
31296N  LJ  4            556         564                       (26)                       (26)                        538
31296P  TL  6        366,833     366,968                    (2,696)                    (2,696)                    364,272
31296S  AC  0         21,011      21,132                      (804)                      (804)                     20,328
31296U  EU  1            807         822                       (42)                       (42)                        781
31296U  H9  5            427         432                       (19)                       (19)                        413
31296X  TY  1         35,083      36,681                    (2,738)                    (2,738)                     33,943
31297A  3S  1         70,317      70,532                     2,941                      2,941                      73,474
31297A  3T  9        131,441     130,981                     6,362                      6,362                     137,343
31297A  5J  9         17,388      17,392                       776                        776                      18,168
31297A  5K  6        101,540     101,925                     4,174                      4,174                     106,099
31297B  AM  4         53,456      53,608                     2,248                      2,248                      55,856
31297E  J7  2        121,101     121,705                    (4,910)                    (4,910)                    116,795


      1            17           18            19           20           21          22
                                                                                   NAIC
                 FOREIGN                                  BOND                    DESIG-
                EXCHANGE     REALIZED        TOTAL      INTEREST/                 NATION
                  GAIN         GAIN          GAIN         STOCK                     OR
                 (LOSS)       (LOSS)        (LOSS)      DIVIDENDS                 MARKET
    CUSIP          ON           ON            ON        RECEIVED     MATURITY   INDICATOR
IDENTIFICATION  DISPOSAL     DISPOSAL      DISPOSAL    DURING YEAR     DATE        (a)
-------------- ----------  ------------  ------------  -----------  ----------  ---------
D20658  WY  8      73,573           599        74,172      122,381  01/04/2014  1FE
1099999.         (169,718)      (21,277)     (190,995)     549,424      XXX     XXX
BONDS - U.S. SP
31294K  F3  4                                       0          293  12/01/2016  1
312963  2E  0                                       0          630  01/01/2019  1
312964  LJ  6                                       0          521  02/01/2019  1
312964  P3  7                                       0          383  02/01/2019  1
312964  TZ  2                                       0          387  02/01/2019  1
312965  RD  0                                       0           80  04/01/2019  1
312966  GP  3                                       0          491  04/01/2019  1
312967  T2  8                                       0          244  06/01/2019  1
312967  TX  0                                       0          106  07/01/2019  1
312967  U4  2                                       0          518  06/01/2019  1
312967  WF  5                                       0          331  06/01/2019  1
312967  YK  2                                       0           81  06/01/2019  1
312968  A9  1                                       0          215  06/01/2019  1
312968  BA  7                                       0          177  06/01/2019  1
312968  KE  9                                       0          501  07/01/2019  1
312968  NT  3                                       0          577  07/01/2019  1
31288D  6V  6                                       0           44  10/01/2032  1
31288F  6X  7                                       0          632  03/01/2033  1
31292G  Y5  9                                       0           66  03/01/2029  1
31292H  4H  4                                       0       10,828  12/01/2033  1
31292H  SQ  8                                       0          697  11/01/2032  1
312932  EC  6                  (920,980)     (920,980)     217,473  04/01/2039  1
31296J  TJ  5                                       0        2,586  06/01/2033  1
31296K  X7  3                                       0            8  07/01/2033  1
31296M  2N  8                                       0        1,030  09/01/2033  1
31296N  LJ  4                                       0           15  10/01/2033  1
31296P  TL  6                                       0        9,305  10/01/2033  1
31296S  AC  0                                       0          537  01/01/2034  1
31296U  EU  1                                       0           22  03/01/2034  1
31296U  H9  5                                       0           12  08/01/2034  1
31296X  TY  1                                       0        1,018  05/01/2034  1
31297A  3S  1                                       0        1,606  06/01/2034  1
31297A  3T  9                                       0        2,932  06/01/2034  1
31297A  5J  9                                       0          430  06/01/2034  1
31297A  5K  6                                       0        2,563  06/01/2034  1
31297B  AM  4                                       0        1,384  06/01/2034  1
31297E  J7  2                                       0        3,369  09/01/2034  1


                                     QE05.2


      1                      2              3       4                     5                    6           7             8
                                            F
                                            O
                                            R
                                            E
                                            I                                              NUMBER OF
    CUSIP                                   G   DISPOSAL                                   SHARES OF
IDENTIFICATION          DESCRIPTION         N     DATE            NAME OF PURCHASER          STOCK   CONSIDERATION   PAR VALUE
-------------- ---------------------------- -- ---------- -------------------------------- --------- ------------- -------------
31297E  L8  7  FGOLD 30YR                      06/01/2009 SCHEDULED REDEMPTION                              83,588        83,588
31298E  P7  4  FGOLD 30YR                      06/01/2009 SCHEDULED REDEMPTION                                  19            19
31298F  JL  7  FGOLD 30YR                      06/01/2009 SCHEDULED REDEMPTION                                 142           142
3128KW  BV  4  FGOLD 30YR ALT-A                06/01/2009 SCHEDULED REDEMPTION                              16,388        16,388
3128L0  YL  0  FGOLD 30YR ALT-A                06/01/2009 SCHEDULED REDEMPTION                              11,682        11,682
3128L4  7D  0  FGOLD 30YR ALT-A                06/01/2009 SCHEDULED REDEMPTION                             105,247       105,247
3128L4  G6  5  FGOLD 30YR ALT-A                06/01/2009 SCHEDULED REDEMPTION                               1,011         1,011
31283H  QX  6  FGOLD 30YR GIANT                06/01/2009 SCHEDULED REDEMPTION                              20,476        20,476
31283H  UA  1  FGOLD 30YR GIANT                06/01/2009 SCHEDULED REDEMPTION                              20,020        20,020
31283H  XH  3  FGOLD 30YR GIANT                06/01/2009 SCHEDULED REDEMPTION                               9,248         9,248
31283H  Y5  8  FGOLD 30YR GIANT                06/01/2009 SCHEDULED REDEMPTION                              77,102        77,102
3128M6  ZY  7  FGOLD 30YR GIANT                05/07/2009 Various                                       38,318,448    36,308,029
3128M6  JY  5  FGOLD 30YR GIANT AGENCY
               ALT-A                           06/01/2009 SCHEDULED REDEMPTION                             809,914       809,914
313421  MH  9  FH 1/1 1Y CMT ARM               06/01/2009 SCHEDULED REDEMPTION                               1,479         1,479
3128Q2  CU  5  FH 7/1 1Y CMT ARM               06/01/2009 SCHEDULED REDEMPTION                           1,559,839     1,559,839
3128JM  M8  7  FH 7/1 1Y LIBOR ARM             06/01/2009 SCHEDULED REDEMPTION                             291,357       291,357
3128S4  BJ  5  FHLMC 12M LIBOR ARM             06/01/2009 SCHEDULED REDEMPTION                             881,059       881,059
313401  GR  6  FHLMC 30YR                      06/01/2009 SCHEDULED REDEMPTION                                 121           121
3128NH  2N  2  FHLMC 5/1 1YR LIBOR ARM         06/01/2009 SCHEDULED REDEMPTION                             415,167       415,167
3133TH  A5  6  FHLMC_2104                      06/01/2009 SCHEDULED REDEMPTION                           1,224,200     1,224,200
3133TP  QW  2  FHLMC_2252                      06/01/2009 SCHEDULED REDEMPTION                               9,090         9,090
31339W  A6  3  FHLMC_2426C                     06/01/2009 SCHEDULED REDEMPTION                             279,857       279,857
31339W  NG  7  FHLMC_2439                      06/01/2009 SCHEDULED REDEMPTION                             513,769       513,769
31392R  4A  6  FHLMC_2471                      06/01/2009 SCHEDULED REDEMPTION                             373,632       373,632
31392X  C3  0  FHLMC_2513 IS                   06/30/2009 Various
31395T  V3  5  FHLMC_2976                      06/01/2009 SCHEDULED REDEMPTION                             274,493       274,493
31396H  VX  4  FHLMC_3117                      04/02/2009 RBS GREENWICH CAPITAL MARKETS                 56,079,539    54,077,000
31408X  SR  2  FN 7|1 IY CMT ARM               06/01/2009 SCHEDULED REDEMPTION                             906,059       906,059
31407G  CY  2  FN 5/1 1Y CMT ARM               06/01/2009 SCHEDULED REDEMPTION                             227,925       227,925
31362P  VJ  7  FN 5/12 11TH COFI ARM           06/01/2009 SCHEDULED REDEMPTION                                 193           193
31362J  UN  3  FN 6/12 11TH COFI ARM           06/01/2009 SCHEDULED REDEMPTION                               1,444         1,444
31403C  7J  4  FN 7/1 1Y CMT ARM               06/01/2009 SCHEDULED REDEMPTION                             490,342       490,342
31406X  XD  9  FN 7/1 1Y CMT ARM               06/01/2009 SCHEDULED REDEMPTION                             318,761       318,761
31407B  YA  1  FN 7/1 1Y CMT ARM               06/01/2009 SCHEDULED REDEMPTION                             339,575       339,575
31405C  NR  6  FN 7/1 1Y LIBOR ARM             06/01/2009 SCHEDULED REDEMPTION                             551,244       551,244
31406E  QG  2  FN 7/1 1Y LIBOR ARM             06/01/2009 SCHEDULED REDEMPTION                             901,661       901,661
31406M  3F  1  FN 7/1 1Y LIBOR ARM             06/01/2009 SCHEDULED REDEMPTION                             285,654       285,654
31406N  JF  2  FN 7/1 1Y LIBOR ARM             06/01/2009 SCHEDULED REDEMPTION                             322,487       322,487
31407B  YC  7  FN 7/1 1Y LIBOR ARM             06/01/2009 SCHEDULED REDEMPTION                           1,405,886     1,405,886
31407E  MH  3  FN 7/1 1Y LIBOR ARM             06/01/2009 SCHEDULED REDEMPTION                             979,298       979,298

                                                       CHANGE IN BOOK/ADJUSTED CARRYING VALUE
      1              9           10       ----------------------------------------------------------------        16
                                              11             12            13          14          15
                                                                         CURRENT
                              PRIOR YEAR                                 YEAR'S                   TOTAL         BOOK/
                                 BOOK/    UNREALIZED      CURRENT      OTHER THAN     TOTAL      FOREIGN      ADJUSTED
                               ADJUSTED    VALUATION      YEAR'S       TEMPORARY    CHANGE IN   EXCHANGE     CARRYING
    CUSIP                      CARRYING    INCREASE/  (AMORTIZATION)/  IMPAIRMENT   B./A.C.V.   CHANGE IN     VALUE AT
IDENTIFICATION  ACTUAL COST     VALUE     (DECREASE)     ACCRETION     RECOGNIZED  (11+12-13)   B./A.C.V.   DISPOSAL DATE
-------------- ------------- -----------  ----------  ---------------  ----------  ----------  -----------  -------------
31297E  L8  7         86,671      87,241                       (3,652)                 (3,652)                     83,588
31298E  P7  4             19          19                            0                       0                          19
31298F  JL  7            142         141                            1                       1                         142
3128KW  BV  4         17,023      16,960                         (572)                   (572)                     16,388
3128L0  YL  0         12,135      12,105                         (423)                   (423)                     11,682
3128L4  7D  0        109,326     108,847                       (3,600)                 (3,600)                    105,247
3128L4  G6  5          1,051       1,046                          (35)                    (35)                      1,011
31283H  QX  6         21,164      21,369                         (893)                   (893)                     20,476
31283H  UA  1         20,693      20,884                         (863)                   (863)                     20,020
31283H  XH  3          9,559       9,658                         (409)                   (409)                      9,248
31283H  Y5  8         81,199      81,727                       (4,624)                 (4,624)                     77,102
3128M6  ZY  7     37,306,500  37,288,657                     (116,613)               (116,613)                 37,172,044
3128M6  JY  5
                     818,519     818,325                       (8,410)                 (8,410)                    809,914
313421  MH  9          1,477       1,479                                                    0                       1,479
3128Q2  CU  5      1,573,485   1,571,229                      (11,390)                (11,390)                  1,559,839
3128JM  M8  7        292,086     291,879                         (522)                   (522)                    291,357
3128S4  BJ  5        880,755     586,454                            6                       6                     881,059
313401  GR  6            121         121                            0                       0                         121
3128NH  2N  2        416,046     416,046                         (879)                   (879)                    415,167
3133TH  A5  6      1,250,114                                  (25,915)                (25,915)                  1,224,200
3133TP  QW  2          9,397       9,495                         (405)                   (405)                      9,090
31339W  A6  3        286,988     286,982                       (7,125)                 (7,125)                    279,857
31339W  NG  7        507,267     512,647                         1,122                   1,122                    513,769
31392R  4A  6        385,541     377,214                       (3,582)                 (3,582)                    373,632
31392X  C3  0                                                              11,948     (11,948)
31395T  V3  5        271,404     272,486                        2,007                   2,007                     274,493
31396H  VX  4     49,499,466  50,324,947                       66,392                  66,392                  50,391,339
31408X  SR  2        913,883                                   (7,824)                 (7,824)                    906,059
31407G  CY  2        228,981     228,828                         (903)                   (903)                    227,925
31362P  VJ  7            191         129                           63                      63                         193
31362J  UN  3          1,406       1,415                           28                      28                       1,444
31403C  7J  4        483,887     485,457                        4,885                    4,885                    490,342
31406X  XD  9        320,865     320,863                       (2,103)                 (2,103)                    318,761
31407B  YA  1        342,574     342,064                       (2,488)                 (2,488)                    339,575
31405C  NR  6        554,050     553,886                       (2,642)                 (2,642)                    551,244
31406E  QG  2        910,133     908,505                       (6,844)                 (6,844)                    901,661
31406M  3F  1        286,878     286,716                       (1,062)                 (1,062)                    285,654
31406N  JF  2        323,437                                     (950)                   (950)                    322,487
31407B  YC  7      1,417,254   1,413,532                       (7,647)                 (7,647)                  1,405,886
31407E  MH  3        992,227     988,256                       (8,959)                 (8,959)                    979,298


      1            17           18            19           20           21          22
                                                                                   NAIC
                 FOREIGN                                  BOND                    DESIG-
                EXCHANGE     REALIZED        TOTAL      INTEREST/                 NATION
                  GAIN         GAIN          GAIN         STOCK                     OR
                 (LOSS)       (LOSS)        (LOSS)      DIVIDENDS                 MARKET
    CUSIP          ON           ON            ON        RECEIVED     MATURITY   INDICATOR
IDENTIFICATION  DISPOSAL     DISPOSAL      DISPOSAL    DURING YEAR     DATE        (a)
-------------- ----------  ------------  ------------  -----------  ----------  ---------
31297E  L8  7                                       0        2,222  09/01/2034  1
31298E  P7  4                                       0            1  12/01/2030  1
31298F  JL  7                                       0            5  01/01/2031  1
3128KW  BV  4                                       0          501  09/01/2037  1
3128L0  YL  0                                       0          349  11/01/2037  1
3128L4  7D  0                                       0        3,340  01/01/2038  1
3128L4  G6  5                                       0           31  01/01/2038  1
31283H  QX  6                                       0          577  03/01/2032  1
31283H  UA  1                                       0          562  12/01/2032  1
31283H  XH  3                                       0          272  06/01/2033  1
31283H  Y5  8                                       0        2,387  12/01/2033  1
3128M6  ZY  7                 1,146,404     1,146,404      965,490  11/01/2038  1
3128M6  JY  5
                                                    0       22,518  01/01/2038  1
313421  MH  9                                       0           34  04/01/2017  1
3128Q2  CU  5                                       0       35,931  06/01/2035  1
3128JM  M8  7                                       0        7,350  07/01/2035  1
3128S4  BJ  5                                       0       18,741  03/01/2036  1
313401  GR  6                                       0            6  09/01/2009  1
3128NH  2N  2                                       0       10,258  06/01/2037  1
3133TH  A5  6                                       0       16,296  12/01/2028  1
3133TP  QW  2                                       0          311  09/01/2030  1
31339W  A6  3                                       0        7,917  03/01/2017  1
31339W  NG  7                                       0       14,381  09/01/2030  1
31392R  4A  6                                       0       10,472  02/01/2031  1
31392X  C3  0                                       0               01/01/2032  1
31395T  V3  5                                       0        5,806  01/01/2033  1
31396H  VX  4                 5,688,199     5,688,199      946,347  08/01/2034  1
31408X  SR  2                                       0       12,289  01/01/2036  1
31407G  CY  2                                       0        4,980  05/01/2035  1
31362P  VJ  7                                       0            4  09/01/2018  1
31362J  UN  3                                       0           30  06/01/2028  1
31403C  7J  4                                       0       12,034  12/01/2035  1
31406X  XD  9                                       0        7,845  05/01/2035  1
31407B  YA  1                                       0        7,648  07/01/2035  1
31405C  NR  6                                       0       11,947  06/01/2034  1
31406E  QG  2                                       0       22,077  07/01/2035  1
31406M  3F  1                                       0        5,949  03/01/2035  1
31406N  JF  2                                       0        3,434  04/01/2035  1
31407B  YC  7                                       0       32,865  07/01/2035  1
31407E  MH  3                                       0       23,809  06/01/2035  1


                                     QE05.3


      1                      2              3       4                     5                    6           7             8
                                            F
                                            O
                                            R
                                            E
                                            I                                              NUMBER OF
    CUSIP                                   G   DISPOSAL                                   SHARES OF
IDENTIFICATION          DESCRIPTION         N     DATE            NAME OF PURCHASER          STOCK   CONSIDERATION   PAR VALUE
-------------- ---------------------------- -- ---------- -------------------------------- --------- ------------- -------------
31371K  KS  9  FNMA 15YR                       06/01/2009 SCHEDULED REDEMPTION                               5,682         5,682
31371K  NG  2  FNMA 15YR                       06/01/2009 SCHEDULED REDEMPTION                               1,082         1,082
31371K  QE  4  FNMA 15YR                       06/01/2009 SCHEDULED REDEMPTION                              14,249        14,249
31371K  RD  5  FNMA 15YR                       06/01/2009 SCHEDULED REDEMPTION                               3,663         3,663
31371K  SB  8  FNMA 15YR                       06/01/2009 SCHEDULED REDEMPTION                               2,971         2,971
31371K  WE  7  FNMA 15YR                       06/01/2009 SCHEDULED REDEMPTION                             118,174       118,174
31374T  QF  9  FNMA 15YR                       06/01/2009 SCHEDULED REDEMPTION                               3,253         3,253
31379J  KH  8  FNMA 15YR                       06/01/2009 SCHEDULED REDEMPTION                               5,978         5,978
31379T  W2  6  FNMA 15YR                       06/01/2009 SCHEDULED REDEMPTION                               4,339         4,339
31382H  BS  3  FNMA 15YR                       06/01/2009 SCHEDULED REDEMPTION                              17,549        17,549
31384V  ZR  6  FNMA 15YR                       06/01/2009 SCHEDULED REDEMPTION                               1,871         1,871
31384X  3K  2  FNMA 15YR                       06/01/2009 SCHEDULED REDEMPTION                               8,392         8,392
31386D  UB  4  FNMA 15YR                       06/01/2009 SCHEDULED REDEMPTION                                 368           368
31386F  YK  5  FNMA 15YR                       06/01/2009 SCHEDULED REDEMPTION                               1,291         1,291
31387F  GV  0  FNMA 15YR                       06/01/2009 SCHEDULED REDEMPTION                               2,197         2,197
31388C  3E  8  FNMA 15YR                       06/01/2009 SCHEDULED REDEMPTION                               2,335         2,335
31388C  4X  5  FNMA 15YR                       06/01/2009 SCHEDULED REDEMPTION                               5,190         5,190
31389G  TU  4  FNMA 15YR                       06/01/2009 SCHEDULED REDEMPTION                               1,223         1,223
31389L  D8  9  FNMA 15YR                       06/01/2009 SCHEDULED REDEMPTION                               4,840         4,840
31389N  NB  7  FNMA 15YR                       06/01/2009 SCHEDULED REDEMPTION                               2,240         2,240
31389V  S5  7  FNMA 15YR                       06/01/2009 SCHEDULED REDEMPTION                               4,290         4,290
31389V  SY  4  FNMA 15YR                       06/01/2009 SCHEDULED REDEMPTION                               1,252         1,252
31389X  6A  6  FNMA 15YR                       06/01/2009 SCHEDULED REDEMPTION                                 944           944
31390C  AN  6  FNMA 15YR                       06/01/2009 SCHEDULED REDEMPTION                                 204           204
31390D  HH  0  FNMA 15YR                       06/01/2009 SCHEDULED REDEMPTION                                 498           498
31390H  CA  1  FNMA 15YR                       06/01/2009 SCHEDULED REDEMPTION                               3,189         3,189
31390H  CH  6  FNMA 15YR                       06/01/2009 SCHEDULED REDEMPTION                                 234           234
31390M  HB  3  FNMA 15YR                       06/01/2009 SCHEDULED REDEMPTION                               4,913         4,913
31400S  Z9  3  FNMA 15YR                       06/01/2009 SCHEDULED REDEMPTION                             168,935       168,935
31402U  TY  8  FNMA 15YR                       06/01/2009 SCHEDULED REDEMPTION                             208,832       208,832
31403B  3Y  7  FNMA 15YR                       06/01/2009 SCHEDULED REDEMPTION                             167,796       167,796
31403B  3Z  4  FNMA 15YR                       06/01/2009 SCHEDULED REDEMPTION                             155,358       155,358
313633  UK  3  FNMA 30YR                       04/01/2009 SCHEDULED REDEMPTION                                  45            45
31363C  MM  8  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                                  12            12
31371J  L4  4  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                                 827           827
31371J  XA  7  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                               1,246         1,246
31371K  HY  0  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                              14,348        14,348
31371K  WJ  6  FNMA 30YR                       05/01/2009 Various                                        3,197,525     3,036,303
31371K  XY  2  FNMA 30YR                       05/01/2009 Various                                          859,719       816,320
31371L  CD  9  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                              17,353        17,353

                                                       CHANGE IN BOOK/ADJUSTED CARRYING VALUE
      1              9           10       ----------------------------------------------------------------        16
                                              11             12            13          14          15
                                                                         CURRENT
                              PRIOR YEAR                                 YEAR'S                   TOTAL         BOOK/
                                 BOOK/    UNREALIZED      CURRENT      OTHER THAN     TOTAL      FOREIGN      ADJUSTED
                               ADJUSTED    VALUATION      YEAR'S       TEMPORARY    CHANGE IN   EXCHANGE     CARRYING
    CUSIP                      CARRYING    INCREASE/  (AMORTIZATION)/  IMPAIRMENT   B./A.C.V.   CHANGE IN     VALUE AT
IDENTIFICATION  ACTUAL COST     VALUE     (DECREASE)     ACCRETION     RECOGNIZED  (11+12-13)   B./A.C.V.   DISPOSAL DATE
-------------- ------------- -----------  ----------  ---------------  ----------  ----------  -----------  -------------
31371K  KS  9          5,904       5,977                         (296)                   (296)                      5,682
31371K  NG  2          1,130       1,142                          (60)                    (60)                      1,082
31371K  QE  4         14,882      15,001                         (752)                   (752)                     14,249
31371K  RD  5          3,825       3,862                         (199)                   (199)                      3,663
31371K  SB  8          3,103       3,131                         (161)                   (161)                      2,971
31371K  WE  7        118,659     118,593                         (419)                   (419)                    118,174
31374T  QF  9          3,294       3,276                          (23)                    (23)                      3,253
31379J  KH  8          6,061       6,020                          (42)                    (42)                      5,978
31379T  W2  6          4,342       4,342                           (2)                     (2)                      4,339
31382H  BS  3         17,217      17,342                          208                     208                      17,549
31384V  ZR  6          1,929       1,967                          (95)                    (95)                      1,871
31384X  3K  2          8,649       8,828                         (436)                   (436)                      8,392
31386D  UB  4            379         395                          (28)                    (28)                        368
31386F  YK  5          1,318       1,343                          (53)                    (53)                      1,291
31387F  GV  0          2,264       2,291                          (94)                    (94)                      2,197
31388C  3E  8          2,418       2,439                         (104)                   (104)                      2,335
31388C  4X  5          5,373       5,393                         (203)                   (203)                      5,190
31389G  TU  4          1,277       1,290                          (67)                    (67)                      1,223
31389L  D8  9          5,055       5,129                         (290)                   (290)                      4,840
31389N  NB  7          2,339       2,364                         (124)                   (124)                      2,240
31389V  S5  7          4,481       4,505                         (215)                   (215)                      4,290
31389V  SY  4          1,308       1,311                          (59)                    (59)                      1,252
31389X  6A  6            986         994                          (50)                    (50)                        944
31390C  AN  6            213         220                          (16)                    (16)                        204
31390D  HH  0            520         526                          (28)                    (28)                        498
31390H  CA  1          3,331       3,431                         (242)                   (242)                      3,189
31390H  CH  6            244         250                          (17)                    (17)                        234
31390M  HB  3          5,131       5,196                         (284)                   (284)                      4,913
31400S  Z9  3        176,167     176,298                       (7,363)                 (7,363)                    168,935
31402U  TY  8        209,603     102,614                         (694)                   (694)                    208,832
31403B  3Y  7        168,484     168,330                         (534)                   (534)                    167,796
31403B  3Z  4        155,953     105,560                         (513)                   (513)                    155,358
313633  UK  3             50          49                           (3)                     (3)                         45
31363C  MM  8             14          15                           (2)                     (2)                         12
31371J  L4  4            853         936                         (108)                   (108)                        827
31371J  XA  7          1,274       1,335                          (89)                    (89)                      1,246
31371K  HY  0         14,245      14,119                          229                     229                      14,348
31371K  WJ  6      3,103,671   3,183,396                       (6,806)                 (6,806)                  3,176,590
31371K  XY  2        834,177     851,520                       (1,584)                 (1,584)                    849,935
31371L  CD  9         17,869                                     (515)                   (515)                     17,353


      1            17           18            19           20           21          22
                                                                                   NAIC
                 FOREIGN                                  BOND                    DESIG-
                EXCHANGE     REALIZED        TOTAL      INTEREST/                 NATION
                  GAIN         GAIN          GAIN         STOCK                     OR
                 (LOSS)       (LOSS)        (LOSS)      DIVIDENDS                 MARKET
    CUSIP          ON           ON            ON        RECEIVED     MATURITY   INDICATOR
IDENTIFICATION  DISPOSAL     DISPOSAL      DISPOSAL    DURING YEAR     DATE        (a)
-------------- ----------  ------------  ------------  -----------  ----------  ---------
31371K  KS  9                                       0          193  01/01/2017  1
31371K  NG  2                                       0           35  04/01/2017  1
31371K  QE  4                                       0          471  05/01/2017  1
31371K  RD  5                                       0          115  06/01/2017  1
31371K  SB  8                                       0           93  07/01/2017  1
31371K  WE  7                                       0        2,789  12/01/2017  1
31374T  QF  9                                       0           99  04/01/2014  1
31379J  KH  8                                       0          187  05/01/2013  1
31379T  W2  6                                       0          125  05/01/2013  1
31382H  BS  3                                       0          428  04/01/2014  1
31384V  ZR  6                                       0           66  08/01/2015  1
31384X  3K  2                                       0          297  06/01/2015  1
31386D  UB  4                                       0           13  12/01/2015  1
31386F  YK  5                                       0           43  01/01/2016  1
31387F  GV  0                                       0           77  06/01/2016  1
31388C  3E  8                                       0           77  11/01/2016  1
31388C  4X  5                                       0          172  11/01/2016  1
31389G  TU  4                                       0           40  02/01/2017  1
31389L  D8  9                                       0          158  03/01/2017  1
31389N  NB  7                                       0           74  04/01/2017  1
31389V  S5  7                                       0          142  05/01/2017  1
31389V  SY  4                                       0           41  05/01/2017  1
31389X  6A  6                                       0           31  05/01/2017  1
31390C  AN  6                                       0            7  03/01/2017  1
31390D  HH  0                                       0           17  04/01/2017  1
31390H  CA  1                                       0          105  05/01/2017  1
31390H  CH  6                                       0            8  05/01/2017  1
31390M  HB  3                                       0          168  06/01/2017  1
31400S  Z9  3                                       0        4,492  04/01/2018  1
31402U  TY  8                                       0        3,752  09/01/2018  1
31403B  3Y  7                                       0        3,939  09/01/2018  1
31403B  3Z  4                                       0        3,050  09/01/2018  1
313633  UK  3                                       0            1  07/01/2019  1
31363C  MM  8                                       0            1  11/01/2019  1
31371J  L4  4                                       0           32  06/01/2030  1
31371J  XA  7                                       0           43  03/01/2031  1
31371K  HY  0                                       0          446  01/01/2032  1
31371K  WJ  6                    20,936        20,936       80,067  12/01/2032  1
31371K  XY  2                     9,784         9,784       21,531  01/01/2033  1
31371L  CD  9                                       0           72  09/01/2033  1


                                     QE05.4


      1                      2              3       4                     5                    6           7             8
                                            F
                                            O
                                            R
                                            E
                                            I                                              NUMBER OF
    CUSIP                                   G   DISPOSAL                                   SHARES OF
IDENTIFICATION          DESCRIPTION         N     DATE            NAME OF PURCHASER          STOCK   CONSIDERATION   PAR VALUE
-------------- ---------------------------- -- ---------- -------------------------------- --------- ------------- -------------
31371L  DH  9  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                             472,240       472,240
31382S  GP  0  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                             119,998       119,998
31383P  2X  3  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                                 258           258
31383R  FV  9  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                              49,555        49,555
31383W  X7  1  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                                 143           143
31385H  5B  4  FNMA 30YR                       05/01/2009 Various                                        1,913,184     1,817,833
31385J  GG  7  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                              24,586        24,586
31385J  P5  1  FNMA 30YR                       05/01/2009 Various                                        1,393,243     1,324,131
31385J  RN  0  FNMA 30YR                       05/01/2009 Various                                        1,795,463     1,705,910
31386E  C4  8  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                               1,412         1,412
31386H  CG  4  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                               1,449         1,449
31386H  MR  9  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                                  55            55
31386M  ZB  9  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                               1,963         1,963
31386P  UJ  0  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                                 550           550
31386R  KK  4  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                                 196           196
31387H  V5  6  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                                 528           528
31387T  X2  5  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                                 997           997
31387U  V6  5  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                               3,970         3,970
31388M  NB  0  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                                 340           340
31388N  Q6  6  FNMA 30YR                       05/01/2009 Various                                        2,514,870     2,387,323
31389C  Q8  5  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                              26,885        26,885
31389F  J9  4  FNMA 30YR                       05/01/2009 Various                                        2,676,728     2,536,008
31389T  VH  2  FNMA 30YR                       05/01/2009 Various                                          752,780       714,517
31390H  ST  3  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                              11,625        11,625
31390K  CM  8  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                              19,658        19,658
31390K  WQ  7  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                               2,533         2,533
31390P  GK  7  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                              75,621        75,621
31390Y  PN  2  FNMA 30YR                       05/01/2009 Various                                        2,314,347     2,202,235
31391F  TZ  1  FNMA 30YR                       05/01/2009 Various                                        7,657,441     7,275,667
31391U  C5  2  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                              27,513        27,513
31391U  J2  2  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                               2,016         2,016
31391W  5H  0  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                              18,204        18,204
31400C  6B  5  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                              82,661        82,661
31400F  C6  2  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                              53,896        53,896
31400H  YZ  0  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                              52,636        52,636
31400J  PF  0  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                              71,165        71,165
31400J  RY  7  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                             284,345       284,345
31400J  SJ  9  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                             206,129       206,129
31400K  G3  4  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                              21,957        21,957
31400K  GZ  3  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                               8,232         8,232
31400Q  TN  3  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                              33,929        33,929

                                                       CHANGE IN BOOK/ADJUSTED CARRYING VALUE
      1              9           10       ----------------------------------------------------------------        16
                                              11             12            13          14          15
                                                                         CURRENT
                              PRIOR YEAR                                 YEAR'S                   TOTAL         BOOK/
                                 BOOK/    UNREALIZED      CURRENT      OTHER THAN     TOTAL      FOREIGN      ADJUSTED
                               ADJUSTED    VALUATION      YEAR'S       TEMPORARY    CHANGE IN   EXCHANGE     CARRYING
    CUSIP                      CARRYING    INCREASE/  (AMORTIZATION)/  IMPAIRMENT   B./A.C.V.   CHANGE IN     VALUE AT
IDENTIFICATION  ACTUAL COST     VALUE     (DECREASE)     ACCRETION     RECOGNIZED  (11+12-13)   B./A.C.V.   DISPOSAL DATE
-------------- ------------- -----------  ----------  ---------------  ----------  ----------  -----------  -------------
31371L  DH  9        475,413     476,139                       (3,899)                 (3,899)                    472,240
31382S  GP  0        124,291     137,340                      (17,342)                (17,342)                    119,998
31383P  2X  3            262         262                           (4)                     (4)                        258
31383R  FV  9         48,518      47,554                        2,001                    2,001                     49,555
31383W  X7  1            140         136                            7                       7                         143
31385H  5B  4      1,872,510   1,885,640                       (3,950)                 (3,950)                  1,881,690
31385J  GG  7         25,454      27,453                       (2,867)                 (2,867)                     24,586
31385J  P5  1      1,363,959   1,373,757                       (3,102)                 (3,102)                  1,370,655
31385J  RN  0      1,757,221   1,771,115                       (3,720)                 (3,720)                  1,767,395
31386E  C4  8          1,452       1,497                          (85)                    (85)                      1,412
31386H  CG  4          1,473       1,531                          (83)                    (83)                      1,449
31386H  MR  9             57          60                           (5)                     (5)                         55
31386M  ZB  9          1,998       2,036                          (73)                    (73)                      1,963
31386P  UJ  0            562         586                          (37)                    (37)                        550
31386R  KK  4            201         210                          (14)                    (14)                        196
31387H  V5  6            537         567                          (39)                    (39)                        528
31387T  X2  5          1,005       1,023                          (26)                    (26)                        997
31387U  V6  5          4,003       4,034                          (64)                    (64)                      3,970
31388M  NB  0            346         360                          (20)                    (20)                        340
31388N  Q6  6      2,459,130   2,460,435                       (2,970)                 (2,970)                  2,457,465
31389C  Q8  5         27,087      27,452                         (567)                   (567)                     26,885
31389F  J9  4      2,612,286   2,625,980                         (327)                   (327)                  2,625,653
31389T  VH  2        736,008     742,491                       (1,066)                 (1,066)                    741,425
31390H  ST  3         11,774      11,900                         (275)                   (275)                     11,625
31390K  CM  8         20,153      21,249                       (1,591)                 (1,591)                     19,658
31390K  WQ  7          2,622       2,743                         (210)                   (210)                      2,533
31390P  GK  7         79,071      85,016                       (9,395)                 (9,395)                     75,621
31390Y  PN  2      2,268,474   2,284,726                       (7,064)                 (7,064)                  2,277,662
31391F  TZ  1      7,528,042   7,527,260                      (14,471)                (14,471)                  7,512,790
31391U  C5  2         28,816      30,941                       (3,427)                 (3,427)                     27,513
31391U  J2  2          2,112       2,235                         (219)                   (219)                      2,016
31391W  5H  0         18,745                                     (540)                   (540)                     18,204
31400C  6B  5         83,217      83,247                         (586)                   (586)                     82,661
31400F  C6  2         54,258      54,419                         (523)                   (523)                     53,896
31400H  YZ  0         52,989      52,959                         (324)                   (324)                     52,636
31400J  PF  0         73,311                                   (2,146)                 (2,146)                     71,165
31400J  RY  7        290,431     290,653                       (6,308)                 (6,308)                    284,345
31400J  SJ  9        212,345                                   (6,216)                 (6,216)                    206,129
31400K  G3  4         22,104      22,140                         (184)                   (184)                     21,957
31400K  GZ  3          8,288       8,304                          (71)                    (71)                      8,232
31400Q  TN  3         34,157      34,218                         (289)                   (289)                     33,929


      1            17           18            19           20           21          22
                                                                                   NAIC
                 FOREIGN                                  BOND                    DESIG-
                EXCHANGE     REALIZED        TOTAL      INTEREST/                 NATION
                  GAIN         GAIN          GAIN         STOCK                     OR
                 (LOSS)       (LOSS)        (LOSS)      DIVIDENDS                 MARKET
    CUSIP          ON           ON            ON        RECEIVED     MATURITY   INDICATOR
IDENTIFICATION  DISPOSAL     DISPOSAL      DISPOSAL    DURING YEAR     DATE        (a)
-------------- ----------  ------------  ------------  -----------  ----------  ---------
31371L  DH  9                                       0       12,426  10/01/2033  1
31382S  GP  0                                       0        3,884  04/01/2029  1
31383P  2X  3                                       0            9  09/01/2029  1
31383R  FV  9                                       0        1,603  08/01/2029  1
31383W  X7  1                                       0            4  11/01/2029  1
31385H  5B  4                    31,494        31,494       47,594  02/01/2032  1
31385J  GG  7                                       0          740  06/01/2032  1
31385J  P5  1                    22,588        22,588       34,766  10/01/2032  1
31385J  RN  0                    28,069        28,069       44,846  11/01/2032  1
31386E  C4  8                                       0           43  04/01/2031  1
31386H  CG  4                                       0           48  12/01/2030  1
31386H  MR  9                                       0            2  01/01/2031  1
31386M  ZB  9                                       0           63  10/01/2030  1
31386P  UJ  0                                       0           20  01/01/2031  1
31386R  KK  4                                       0            7  02/01/2031  1
31387H  V5  6                                       0           17  05/01/2031  1
31387T  X2  5                                       0           33  07/01/2031  1
31387U  V6  5                                       0          130  07/01/2031  1
31388M  NB  0                                       0           10  09/01/2031  1
31388N  Q6  6                    57,405        57,405       63,345  01/01/2032  1
31389C  Q8  5                                       0          845  12/01/2031  1
31389F  J9  4                    51,075        51,075       67,362  01/01/2032  1
31389T  VH  2                    11,356        11,356       18,839  10/01/2032  1
31390H  ST  3                                       0          319  07/01/2033  1
31390K  CM  8                                       0          683  06/01/2032  1
31390K  WQ  7                                       0           78  08/01/2032  1
31390P  GK  7                                       0        2,304  08/01/2032  1
31390Y  PN  2                    36,685        36,685       57,446  09/01/2032  1
31391F  TZ  1                   144,651       144,651      191,084  09/01/2032  1
31391U  C5  2                                       0          751  01/01/2033  1
31391U  J2  2                                       0           62  01/01/2033  1
31391W  5H  0                                       0           76  04/01/2033  1
31400C  6B  5                                       0        2,097  04/01/2033  1
31400F  C6  2                                       0        1,430  03/01/2033  1
31400H  YZ  0                                       0        1,314  03/01/2033  1
31400J  PF  0                                       0          297  05/01/2033  1
31400J  RY  7                                       0        7,297  02/01/2033  1
31400J  SJ  9                                       0          859  02/01/2033  1
31400K  G3  4                                       0          553  03/01/2033  1
31400K  GZ  3                                       0          213  03/01/2033  1
31400Q  TN  3                                       0          875  04/01/2033  1


                                     QE05.5


      1                      2              3       4                     5                    6           7             8
                                            F
                                            O
                                            R
                                            E
                                            I                                              NUMBER OF
    CUSIP                                   G   DISPOSAL                                   SHARES OF
IDENTIFICATION          DESCRIPTION         N     DATE            NAME OF PURCHASER          STOCK   CONSIDERATION   PAR VALUE
-------------- ---------------------------- -- ---------- -------------------------------- --------- ------------- -------------
31400R  MA  6  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                              18,459        18,459
31400R  ML  2  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                              56,980        56,980
31400R  NT  4  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                                 620           620
31400T  B2  2  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                                 536           536
31401A  GE  1  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                              68,386        68,386
31401B  NS  0  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                             109,082       109,082
31402C  PL  0  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                             140,791       140,791
31402C  U6  7  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                              23,268        23,268
31402E  AQ  1  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                             431,619       431,619
31402K  CE  2  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                              36,328        36,328
31402Q  LZ  2  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                             171,809       171,809
31402Q  TR  2  FNMA 30YR                       05/01/2009 Various                                        3,162,000     3,004,728
31402X  EP  7  FNMA 30YR                       05/01/2009 Various                                        2,179,010     2,065,667
31402Y  GF  5  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                             135,584       135,584
31403B  CG  6  FNMA 30YR                       05/01/2009 Various                                          157,914       149,899
31403F  JF  2  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                              11,596        11,596
31403F  JW  5  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                              12,877        12,877
31404M  6Q  6  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                              95,092        95,092
31405A  TY  9  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                              57,642        57,642
31405A  U9  2  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                             170,954       170,954
31405D  D4  6  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                              47,720        47,720
31406A  6Y  3  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                                 299           299
31406D  EL  6  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                              54,647        54,647
31406D  FK  7  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                             289,616       289,616
31406M  UD  6  FNMA 30YR                       05/01/2009 Various                                        6,106,505     5,798,037
31408E  G5  5  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                             357,120       357,120
31414A  D5  8  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                             102,144       102,144
31414K  6T  2  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                              69,864        69,864
31414K  KS  8  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                              12,034        12,034
31415P  3T  3  FNMA 30YR                       06/12/2009 Various                                       29,610,089    28,946,000
31416B  VH  8  FNMA 30YR                       06/01/2009 SCHEDULED REDEMPTION                             587,618       587,618
31416R  HL  0  FNMA 30YR                       06/02/2009 Various                                       21,716,117    22,357,260
31414K  6R  6  FNMA 30YR ALT-A                 06/01/2009 SCHEDULED REDEMPTION                             721,019       721,019
31414K  6S  4  FNMA 30YR ALT-A                 06/01/2009 SCHEDULED REDEMPTION                           1,414,216     1,414,216
31377T  VK  9  FNMA 30YR MULTI                 06/01/2009 SCHEDULED REDEMPTION                               7,717         7,717
31377T  VL  7  FNMA 30YR MULTI                 06/01/2009 SCHEDULED REDEMPTION                               9,187         9,187
31377T  WC  6  FNMA 30YR MULTI                 06/01/2009 SCHEDULED REDEMPTION                               6,897         6,897
31377T  WK  8  FNMA 30YR MULTI                 06/01/2009 SCHEDULED REDEMPTION                              16,552        16,552
31371N  JC  0  FNMA 30YR 10/20 INT FIRST       06/09/2009 Various                                        6,843,715     6,693,156
31410G  NB  5  FNMA 30YR 10/20 INT FIRST       06/01/2009 SCHEDULED REDEMPTION                           1,925,321     1,925,321

                                                       CHANGE IN BOOK/ADJUSTED CARRYING VALUE
      1              9           10       ----------------------------------------------------------------        16
                                              11             12            13          14          15
                                                                         CURRENT
                              PRIOR YEAR                                 YEAR'S                   TOTAL         BOOK/
                                 BOOK/    UNREALIZED      CURRENT      OTHER THAN     TOTAL      FOREIGN      ADJUSTED
                               ADJUSTED    VALUATION      YEAR'S       TEMPORARY    CHANGE IN   EXCHANGE     CARRYING
    CUSIP                      CARRYING    INCREASE/  (AMORTIZATION)/  IMPAIRMENT   B./A.C.V.   CHANGE IN     VALUE AT
IDENTIFICATION  ACTUAL COST     VALUE     (DECREASE)     ACCRETION     RECOGNIZED  (11+12-13)   B./A.C.V.   DISPOSAL DATE
-------------- ------------- -----------  ----------  ---------------  ----------  ----------  -----------  -------------
31400R  MA  6         18,583      18,589                      (130)                      (130)                     18,459
31400R  ML  2         57,363      57,418                      (438)                      (438)                     56,980
31400R  NT  4            659         656                       (36)                       (36)                        620
31400T  B2  2            539         540                        (4)                        (4)                        536
31401A  GE  1         68,845      68,902                      (516)                      (516)                     68,386
31401B  NS  0        109,968     110,098                    (1,017)                    (1,017)                    109,082
31402C  PL  0        144,971                                (4,180)                    (4,180)                    140,791
31402C  U6  7         23,959                                  (691)                      (691)                     23,268
31402E  AQ  1        444,635                               (13,016)                   (13,016)                    431,619
31402K  CE  2         37,424                                (1,096)                    (1,096)                     36,328
31402Q  LZ  2        172,963     173,094                    (1,285)                    (1,285)                    171,809
31402Q  TR  2      3,108,955   3,141,143                    (6,508)                    (6,508)                  3,134,634
31402X  EP  7      2,092,779   2,119,948                      (147)                      (147)                  2,119,801
31402Y  GF  5        137,321     137,437                    (1,853)                    (1,853)                    135,584
31403B  CG  6        153,974     158,462                      (241)                      (241)                    158,220
31403F  JF  2         11,690      11,693                       (97)                       (97)                     11,596
31403F  JW  5         12,982      12,978                      (101)                      (101)                     12,877
31404M  6Q  6         93,220      93,132                     1,960                       1,960                     95,092
31405A  TY  9         56,507      56,445                     1,197                       1,197                     57,642
31405A  U9  2        167,589     167,184                     3,771                       3,771                    170,954
31405D  D4  6         46,780      46,686                     1,034                       1,034                     47,720
31406A  6Y  3            303         305                        (5)                        (5)                        299
31406D  EL  6         55,347      55,379                      (733)                      (733)                     54,647
31406D  FK  7        293,326     293,265                    (3,650)                    (3,650)                    289,616
31406M  UD  6      5,999,157   6,031,689                    (7,470)                    (7,470)                  6,024,219
31408E  G5  5        346,879     245,119                    10,041                      10,041                    357,120
31414A  D5  8        107,187     107,144                    (5,000)                    (5,000)                    102,144
31414K  6T  2         70,661                                  (797)                      (797)                     69,864
31414K  KS  8         12,174                                  (140)                      (140)                     12,034
31415P  3T  3     29,678,695                                (1,588)                    (1,588)                 29,677,107
31416B  VH  8        605,338                               (17,720)                   (17,720)                    587,618
31416R  HL  0     22,422,760                                  (852)                      (852)                 22,421,908
31414K  6R  6        748,508     745,452                   (24,433)                   (24,433)                    721,019
31414K  6S  4      1,468,133   1,464,637                   (50,421)                   (50,421)                  1,414,216
31377T  VK  9          8,026       7,986                      (269)                      (269)                      7,717
31377T  VL  7          9,521       9,478                      (291)                      (291)                      9,187
31377T  WC  6          6,937       6,932                       (35)                       (35)                      6,897
31377T  WK  8         17,002      16,943                      (390)                      (390)                     16,552
31371N  JC  0      6,486,716                                 9,892                      9,892                   6,496,608
31410G  NB  5      1,924,720   1,924,753                       568                        568                   1,925,321


      1            17           18            19           20           21          22
                                                                                   NAIC
                 FOREIGN                                  BOND                    DESIG-
                EXCHANGE     REALIZED        TOTAL      INTEREST/                 NATION
                  GAIN         GAIN          GAIN         STOCK                     OR
                 (LOSS)       (LOSS)        (LOSS)      DIVIDENDS                 MARKET
    CUSIP          ON           ON            ON        RECEIVED     MATURITY   INDICATOR
IDENTIFICATION  DISPOSAL     DISPOSAL      DISPOSAL    DURING YEAR     DATE        (a)
-------------- ----------  ------------  ------------  -----------  ----------  ---------
31400R  MA  6                                       0          503  04/01/2033  1
31400R  ML  2                                       0        1,473  03/01/2033  1
31400R  NT  4                                       0           21  02/01/2033  1
31400T  B2  2                                       0           14  05/01/2033  1
31401A  GE  1                                       0        1,803  04/01/2033  1
31401B  NS  0                                       0        2,859  04/01/2033  1
31402C  PL  0                                       0          587  11/01/2033  1
31402C  U6  7                                       0           97  03/01/2034  1
31402E  AQ  1                                       0        1,798  07/01/2033  1
31402K  CE  2                                       0          151  08/01/2033  1
31402Q  LZ  2                                       0        4,609  08/01/2033  1
31402Q  TR  2                    27,366        27,366       79,155  11/01/2034  1
31402X  EP  7                    59,208        59,208       55,285  07/01/2033  1
31402Y  GF  5                                       0        3,535  10/01/2033  1
31403B  CG  6                      (306)         (306)       3,936  11/01/2033  1
31403F  JF  2                                       0          300  10/01/2033  1
31403F  JW  5                                       0          335  10/01/2033  1
31404M  6Q  6                                       0        2,514  06/01/2034  1
31405A  TY  9                                       0        1,553  06/01/2034  1
31405A  U9  2                                       0        4,372  06/01/2034  1
31405D  D4  6                                       0        1,300  07/01/2034  1
31406A  6Y  3                                       0            8  12/01/2034  1
31406D  EL  6                                       0        1,362  12/01/2034  1
31406D  FK  7                                       0        7,584  12/01/2034  1
31406M  UD  6                    82,286        82,286      153,494  01/01/2035  1
31408E  G5  5                                       0        7,578  01/01/2036  1
31414A  D5  8                                       0        3,376  11/01/2037  1
31414K  6T  2                                       0          945  01/01/2038  1
31414K  KS  8                                       0          146  01/01/2038  1
31415P  3T  3                   (67,018)      (67,018)      66,335  04/01/2037  1
31416B  VH  8                                       0        2,448  12/01/2034  1
31416R  HL  0                  (705,791)     (705,791)      99,303  06/01/2039  1
31414K  6R  6                                       0       23,327  01/01/2038  1
31414K  6S  4                                       0       41,875  01/01/2038  1
31377T  VK  9                                       0          209  04/01/2034  1
31377T  VL  7                                       0          249  04/01/2034  1
31377T  WC  6                                       0          175  03/01/2034  1
31377T  WK  8                                       0          438  03/01/2034  1
31371N  JC  0                   347,107       347,107      101,650  08/01/2037  1
31410G  NB  5                                       0       54,244  10/01/2037  1


                                     QE05.6


      1                      2              3       4                     5                    6           7             8
                                            F
                                            O
                                            R
                                            E
                                            I                                              NUMBER OF
    CUSIP                                   G   DISPOSAL                                   SHARES OF
IDENTIFICATION          DESCRIPTION         N     DATE            NAME OF PURCHASER          STOCK   CONSIDERATION   PAR VALUE
-------------- ---------------------------- -- ---------- -------------------------------- --------- ------------- -------------
31411V  MZ  9  FNMA 30YR 10/20 INT FIRST       06/09/2009 Various                                        8,713,179     8,531,551
31411W  NR  4  FNMA 30YR 10/20 INT FIRST       06/09/2009 Various                                        3,820,854     3,740,078
31412A  D6  8  FNMA 30YR 10/20 INT FIRST       06/09/2009 Various                                       10,126,521     9,914,224
31412W  H6  6  FNMA 30YR 10/20 INT FIRST       06/09/2009 Various                                        1,635,867     1,600,779
31359S  J3  5  FNMA_01-19                      06/01/2009 SCHEDULED REDEMPTION                             101,800       101,800
31359S  JT  8  FNMA_01-5                       06/01/2009 SCHEDULED REDEMPTION                              23,754        23,754
31392C  KP  8  FNMA_02-15                      06/25/2009 SCHEDULED REDEMPTION                             145,743       145,743
31392F  P9  2  FNMA_02-82                      06/25/2009 SCHEDULED REDEMPTION                             263,536       263,536
31394A  E2  8  FNMA_04-69                      06/01/2009 SCHEDULED REDEMPTION                             256,677       256,677
31396V  M6  2  FNMA_07-47                      06/18/2009 GOLDMAN SACHS & CO                            26,848,472    26,690,000
31364H  AJ  6  FNSTR_E                         06/01/2009 SCHEDULED REDEMPTION                                 687           687
31364H  AM  9  FNSTR_F                         05/01/2009 Various                                               27            27
83162C  LX  9  SBAP_01-20                      06/01/2009 SCHEDULED REDEMPTION                             212,445       212,445
795485  AA  9  SBM6_86-1                       06/01/2009 SCHEDULED REDEMPTION                                 899           899
31374T  C3  1  FNMA 15YR                       06/01/2009 SCHEDULED REDEMPTION                              20,162        20,162
915217  RY  1  UNIVERSITY VA                   04/17/2009 JP MORGAN SECURITIES INC                       5,908,962     5,714,000
                                                                                                     ------------- -------------
3199999        Total - Bonds - U S
               Special Revenue & Assessment                                                            300,075,671   294,037,164
                                                                                                     ------------- -------------
BONDS - INDUSTRIAL AND MISCELLANEOUS
00432C  AG  6  ACCSS_01                        05/26/2009 SCHEDULED REDEMPTION                              35,906        35,906
004406  AA  2  ACE_06-GP1                      06/25/2009 SCHEDULED REDEMPTION                             190,783       190,783
03062X  AC  0  AMCAR_06-BG                     06/06/2009 SCHEDULED REDEMPTION                             497,411       497,411
86358R  7S  0  ARC_02-BC7                      06/01/2009 DIRECT WITH ISSUER                                             438,098
T0708B  AB  5  ATLANTIA SPA                 D  06/09/2009 BNP PARIBAS SECURITIES CORP                   28,529,194    24,980,047
05947U  C8  9  BACM_05-1                       05/01/2009 SCHEDULED REDEMPTION                                   0             0
05947U  D2  1  BACM_05-1                       06/01/2009 SCHEDULED REDEMPTION                             149,057       149,057
87203R  AA  0  BAE SYSTEMS ASSET TRUST      F  06/15/2009 SCHEDULED REDEMPTION                              59,449        59,449
084664  BG  5  BERKSHIRE HATHAWAY FINANCE
               CORP                            04/29/2009 BROADPOINT CAPITAL INC                         9,501,453     9,158,000
111021  AD  3  BRITISH TELECOMMUNICATIONS
               PUBLIC                       F  04/29/2009 BROADPOINT CAPITAL INC                        13,723,770    13,130,000
07383F  WD  6  BSCMS_03-PWR2                   06/01/2009 SCHEDULED REDEMPTION                             148,567       148,567
07383F  BX  5  BSCMS_99-CLF1                   05/15/2009 SCHEDULED REDEMPTION                                   0             0
12322U  AA  7  BUSHNELL LOAN FUND II_08-1A     04/28/2009 SCHEDULED REDEMPTION                           1,096,002     1,096,002
13055*  AA  5  CALIFORINA PORTLAND CEMENT
               COMPANY                         04/07/2009 MATURED                                          800,000       800,000
141781  AH  7  CARGILL INCORPORATED            04/15/2009 MATURED                                        3,000,000     3,000,000
14984W  AA  8  CBAC_07-1A                      06/01/2009 SCHEDULED REDEMPTION                             272,975       272,975
12489W  GC  2  CBASS_02-CB6                    06/25/2009 SCHEDULED REDEMPTION                             308,077       308,077
161505  EY  4  CCMSC_00-2                      06/01/2009 SCHEDULED REDEMPTION                              16,235        16,235
15131#  AA  4  CENEX HARVEST STATES COOP
               SR U                            06/19/2009 SCHEDULED REDEMPTION                             866,667       866,667
161571  BF  0  CHAIT_06-A3                     05/15/2009 SCHEDULED REDEMPTION                          10,000,000    10,000,000
210805  BD  8  CONTINENTAL AIRLINES PASS
               THROUGH                         04/01/2009 SCHEDULED REDEMPTION                              36,483        36,483
12629R  AA  4  CSAMF-4A                        04/10/2009 SCHEDULED REDEMPTION                             109,369       109,369

                                                       CHANGE IN BOOK/ADJUSTED CARRYING VALUE
      1              9           10       ----------------------------------------------------------------        16
                                              11             12            13          14          15
                                                                         CURRENT
                              PRIOR YEAR                                 YEAR'S                   TOTAL         BOOK/
                                 BOOK/    UNREALIZED      CURRENT      OTHER THAN     TOTAL      FOREIGN      ADJUSTED
                               ADJUSTED    VALUATION      YEAR'S       TEMPORARY    CHANGE IN   EXCHANGE     CARRYING
    CUSIP                      CARRYING    INCREASE/  (AMORTIZATION)/  IMPAIRMENT   B./A.C.V.   CHANGE IN     VALUE AT
IDENTIFICATION  ACTUAL COST     VALUE     (DECREASE)     ACCRETION     RECOGNIZED  (11+12-13)   B./A.C.V.   DISPOSAL DATE
-------------- ------------- -----------  ----------  ---------------  ----------  ----------  -----------  -------------
31411V  MZ  9      8,314,930   8,343,999                    49,038                     49,038                   8,393,037
31411W  NR  4      3,644,530   3,656,140                    34,678                     34,678                   3,690,818
31412A  D6  8      9,664,045   9,694,610                    81,405                     81,405                   9,776,016
31412W  H6  6      1,550,755                                 2,239                      2,239                   1,552,994
31359S  J3  5        106,810     106,695                    (4,896)                    (4,896)                    101,800
31359S  JT  8         24,036      24,031                      (277)                      (277)                     23,754
31392C  KP  8        146,892     145,743                                                    0                     145,743
31392F  P9  2        263,618     263,536                                                    0                     263,536
31394A  E2  8        267,826     271,421                   (14,745)                   (14,745)                    256,677
31396V  M6  2     25,242,902  25,424,698                    23,497                     23,497                  25,448,194
31364H  AJ  6            626         677                        10                         10                         687
31364H  AM  9             29          27                                                    0                          27
83162C  LX  9        211,383     211,529                       917                        917                     212,445
795485  AA  9            884         899                                                    0                         899
31374T  C3  1         20,174      20,173                      (10)                        (10)                     20,162
915217  RY  1      5,697,487                                                                0                   5,697,487
               ------------- -----------  ----------  ---------------  ----------  ----------  -----------  -------------
3199999
                 290,381,230 192,573,356         0        (212,502)        11,948    (224,451)           0    291,509,844
               ------------- -----------  ----------  ---------------  ----------  ----------  -----------  -------------
Bonds - Industr
00432C  AG  6         35,547      35,895                        10                         10                      35,906
004406  AA  2        190,783     190,783                                                    0                     190,783
03062X  AC  0        487,851     494,000                     3,411                      3,411                     497,411
86358R  7S  0         84,674      60,854    19,566          (2,255)                    17,310                       1,554
T0708B  AB  5     24,980,047  27,801,000                                                    0   (2,820,953)    24,980,047
05947U  C8  9              0           0                                                    0                           0
05947U  D2  1        146,768     147,689                     1,367                      1,367                     149,057
87203R  AA  0         61,999      58,383                     1,066                      1,066                      59,449
084664  BG  5
                   9,185,623   9,185,185                    (1,830)                    (1,830)                  9,183,354
111021  AD  3
                  14,201,870  13,436,417                   (49,561)                   (49,561)                 13,386,856
07383F  WD  6        142,266                                 6,302                      6,302                     148,567
07383F  BX  5              0           0                                                    0                           0
12322U  AA  7      1,096,002   1,096,002                                                    0                   1,096,002
13055*  AA  5
                     821,020     801,687                    (1,687)                    (1,687)                    800,000
141781  AH  7      3,255,867   3,013,975                   (13,975)                   (13,975)                  3,000,000
14984W  AA  8        272,884     272,918                        57                         57                     272,975
12489W  GC  2        308,077     308,077                                                    0                     308,077
161505  EY  4         17,500      16,468                      (234)                      (234)                     16,235
15131#  AA  4
                     900,772                               (34,105)                   (34,105)                    866,667
161571  BF  0     10,000,000  10,000,000                                                    0                  10,000,000
210805  BD  8
                      35,749      36,136                       346                        346                      36,483
12629R  AA  4        109,719     109,483                      (114)                      (114)                    109,369


      1            17           18            19           20           21          22
                                                                                   NAIC
                 FOREIGN                                  BOND                    DESIG-
                EXCHANGE     REALIZED        TOTAL      INTEREST/                 NATION
                  GAIN         GAIN          GAIN         STOCK                     OR
                 (LOSS)       (LOSS)        (LOSS)      DIVIDENDS                 MARKET
    CUSIP          ON           ON            ON        RECEIVED     MATURITY   INDICATOR
IDENTIFICATION  DISPOSAL     DISPOSAL      DISPOSAL    DURING YEAR     DATE        (a)
-------------- ----------  ------------  ------------  -----------  ----------  ---------
31411V  MZ  9                   320,143       320,143      241,874  05/01/2037  1
31411W  NR  4                   130,035       130,035      106,402  04/01/2037  1
31412A  D6  8                   350,505       350,505      283,449  05/01/2037  1
31412W  H6  6                    82,873        82,873       23,856  07/01/2037  1
31359S  J3  5                                       0        3,170  05/01/2031  1
31359S  JT  8                                       0          813  03/01/2031  1
31392C  KP  8                                       0          753  04/25/2032  1
31392F  P9  2                                       0        1,166  12/25/2032  1
31394A  E2  8                                       0        7,842  05/01/2033  1
31396V  M6  2                 1,400,277     1,400,277      748,803  05/01/2035  1
31364H  AJ  6                                       0           19  09/01/2010  1
31364H  AM  9                                       0            0  05/01/2009  1
83162C  LX  9                                       0        6,188  12/01/2021  1FE
795485  AA  9                                       0           25  12/01/2011  1FE
31374T  C3  1                                       0          568  09/01/2013  1
915217  RY  1                   211,475       211,475               09/01/2039  1FE
               ----------  ------------  ------------  -----------  ----------  ---------
3199999
                        0     8,565,827     8,565,827    5,322,852      XXX     XXX
               ----------  ------------  ------------  -----------  ----------  ---------
Bonds - Industr
00432C  AG  6                                       0          464  05/25/2034  1FE
004406  AA  2                                       0          518  02/25/2031  1FE
03062X  AC  0                                       0       12,152  10/06/2011  2FE
86358R  7S  0                    (1,554)       (1,554)       2,216  10/25/2032  6FE
T0708B  AB  5   2,955,953       593,194     3,549,146    1,410,981  06/09/2014  1FE
05947U  C8  9                                       0               11/01/2042  1FE
05947U  D2  1                                       0        3,537  11/01/2042  1FE
87203R  AA  0                                       0        1,983  09/15/2013  2FE
084664  BG  5
                                318,099       318,099      330,625  08/15/2013  1FE
111021  AD  3
                                336,914       336,914      426,143  12/15/2010  2FE
07383F  WD  6                                       0        1,451  05/01/2039  1FE
07383F  BX  5                                       0               05/15/2030  1FE
12322U  AA  7                                       0       24,174  10/28/2015  1FE
13055*  AA  5
                                                    0       27,880  04/07/2009  2
141781  AH  7                                       0       94,500  04/15/2009  1FE
14984W  AA  8                                       0        7,778  07/01/2039  1FE
12489W  GC  2                                       0        3,577  01/25/2033  1FE
161505  EY  4                                       0          619  07/01/2032  1FE
15131#  AA  4
                                                    0       29,510  06/19/2013  2
161571  BF  0                                       0       24,733  07/15/2011  1FE
210805  BD  8
                                                    0        1,361  04/01/2015  3FE
12629R  AA  4                                       0        1,885  06/09/2016  1FE


                                     QE05.7

      1                      2              3       4                     5                    6           7             8
                                            F
                                            O
                                            R
                                            E
                                            I                                              NUMBER OF
    CUSIP                                   G   DISPOSAL                                   SHARES OF
IDENTIFICATION          DESCRIPTION         N     DATE            NAME OF PURCHASER          STOCK   CONSIDERATION   PAR VALUE
-------------- ---------------------------- -- ---------- -------------------------------- --------- ------------- -------------
22540A  3E  6  CSFB_01-CK3                     06/01/2009 SCHEDULED REDEMPTION                             146,124       146,124
22540V  N4  0  CSFB_02-HE11                    06/25/2009 SCHEDULED REDEMPTION                              14,322        14,322
22540A  LK  2  CSFB_99-C1                      06/11/2009 SCHEDULED REDEMPTION                           1,212,912     1,212,912
23243N  AF  5  CWL_06-S4                       06/01/2009 SCHEDULED REDEMPTION                             325,465       325,465
126683  AC  5  CWL_06-S5                       06/01/2009 SCHEDULED REDEMPTION                             142,689       142,689
12669R  AB  3  CWL_07-S1                       06/01/2009 SCHEDULED REDEMPTION                             299,073       299,073
12669R  AC  1  CWL_07-S1                       06/01/2009 SCHEDULED REDEMPTION                             299,073       299,073
25179M  AH  6  DEVON ENERGY CORPORATION        04/29/2009 Various                                        5,200,367     5,000,000
25244S  AD  3  DIAGEO FINANCE BV            F  06/18/2009 Various                                        5,161,785     4,950,000
23322B  CM  8  DLJCM_98-CG1                    06/01/2009 SCHEDULED REDEMPTION                             145,526       145,526
294751  BP  6  EQABS_02-5                      06/01/2009 SCHEDULED REDEMPTION                             154,270       154,270
31865Q  AH  4  FARGT_03-2                      04/15/2009 SCHEDULED REDEMPTION                             175,225       175,225
313855  F@  2  FEDERAL SIGNAL CORP             06/15/2009 Various                                        5,221,746     5,221,746
313855  F*  4  FEDERAL SIGNAL CORPORATION      05/30/2009 Various                                          799,247       799,247
G3144#  AB  6  FENNER INTERNATIONAL LTD
               SRNT                         F  06/01/2009 SCHEDULED REDEMPTION                             718,182       718,182
35729P  AK  6  FHLT_02-2                       06/25/2009 SCHEDULED REDEMPTION                             407,218       407,218
35729P  AT  7  FHLT_03-1                       05/26/2009 SCHEDULED REDEMPTION                              20,340        20,340
341081  DX  2  FLORIDA POWER & LIGHT
               COMPANY                         04/01/2009 MATURED                                        2,750,000     2,750,000
337378  AB  9  FUNBC_99-C4                     06/01/2009 SCHEDULED REDEMPTION                             859,275       859,275
36158Y  AB  5  GECMC_00-1                      06/01/2009 SCHEDULED REDEMPTION                              30,495        30,495
37636#  AE  0  GIVAUDAN (US) SR UNSEC NT
               SER E                           04/16/2009 MATURED                                        8,000,000     8,000,000
361849  QE  5  GMACC_01-C1                     06/01/2009 SCHEDULED REDEMPTION                               4,746         4,746
361849  CP  5  GMACC_97-C2                     06/01/2009 SCHEDULED REDEMPTION                              32,029        32,029
38141G  AA  2  GOLDMAN SACHS GROUP INC         05/15/2009 MATURED                                        7,750,000     7,750,000
36228C  SG  9  GSMS_04-C1                      06/01/2009 SCHEDULED REDEMPTION                              94,192        94,192
393505  KD  3  GT_95-9                         06/15/2009 SCHEDULED REDEMPTION                              80,609        80,609
449182  BL  7  HART_05-A                       06/15/2009 SCHEDULED REDEMPTION                             123,970       123,970
449182  BN  3  HART_05-A                       06/15/2009 SCHEDULED REDEMPTION                           1,011,017     1,011,017
22541N  HH  5  HEAT_02-3                       06/25/2009 SCHEDULED REDEMPTION                             167,708       167,708
991099  87  0  HUTCHISON WHAMPOA FIN        D  05/29/2009 MORGAN STANLEY                                51,467,571    43,136,111
449670  BB  3  IMCHE_96-2                      06/01/2009 SCHEDULED REDEMPTION                              34,334        34,334
452558  AR  0  IMPERIAL BANK                   04/01/2009 MATURED                                        5,000,000     5,000,000
G6177#  AA  1  INCHCAPE PLC                 F  05/20/2009 HIMCO OPERATIONAL TRANSACTION                  1,821,429     1,821,429
460146  BN  2  INTERNATIONAL PAPER COMPANY     05/20/2009 TENDER TRANSACTION                               144,560       139,000
464187  AF  0  IRWHE_02-A                      06/01/2009 SCHEDULED REDEMPTION                             161,722       161,722
617059  EU  0  JPMC_98-C6                      06/01/2009 SCHEDULED REDEMPTION                              58,660        58,660
46625M  2L  2  JPMCC_04-CB8                    06/01/2009 SCHEDULED REDEMPTION                              54,407        54,407
46625Y  GL  1  JPMCC_05-LDP1                   06/01/2009 SCHEDULED REDEMPTION                              17,555        17,555
46625Y  TY  9  JPMCC_05-LDP4                   06/01/2009 SCHEDULED REDEMPTION                              47,711        47,711
494368  BC  6  KIMBERLY-CLARK CORPORATION      05/27/2009 GOLDMAN SACHS & CO                             5,727,105     5,342,000

                                                       CHANGE IN BOOK/ADJUSTED CARRYING VALUE
      1              9           10       ----------------------------------------------------------------        16
                                              11             12            13          14          15
                                                                         CURRENT
                              PRIOR YEAR                                 YEAR'S                   TOTAL         BOOK/
                                 BOOK/    UNREALIZED      CURRENT      OTHER THAN     TOTAL      FOREIGN      ADJUSTED
                               ADJUSTED    VALUATION      YEAR'S       TEMPORARY    CHANGE IN   EXCHANGE     CARRYING
    CUSIP                      CARRYING    INCREASE/  (AMORTIZATION)/  IMPAIRMENT   B./A.C.V.   CHANGE IN     VALUE AT
IDENTIFICATION  ACTUAL COST     VALUE     (DECREASE)     ACCRETION     RECOGNIZED  (11+12-13)   B./A.C.V.   DISPOSAL DATE
-------------- ------------- -----------  ----------  ---------------  ----------  ----------  -----------  -------------
22540A  3E  6        159,629     149,467                    (3,343)                    (3,343)                    146,124
22540V  N4  0         14,322      14,322                                                    0                      14,322
22540A  LK  2      1,408,826   1,229,596                   (16,684)                   (16,684)                  1,212,912
23243N  AF  5        325,461     325,463                         2                          2                     325,465
126683  AC  5        142,686     142,687                         2                          2                     142,689
12669R  AB  3        299,070     299,072                         1                          1                     299,073
12669R  AC  1        299,058     299,064                         9                          9                     299,073
25179M  AH  6      4,985,148                                   102                        102                   4,985,249
25244S  AD  3      4,943,466   4,945,744                       430                        430                   4,946,173
23322B  CM  8        161,796     146,086                      (559)                      (559)                    145,526
294751  BP  6        154,270     154,270                                                    0                     154,270
31865Q  AH  4        175,225     175,225                                                    0                     175,225
313855  F@  2      5,224,827   5,223,317                    (1,002)                    (1,002)                  5,222,315
313855  F*  4        795,083     796,277                     1,903                      1,903                     798,180
G3144#  AB  6
                     752,899     737,590                   (19,408)                   (19,408)                    718,182
35729P  AK  6        405,437     403,145                     4,074                      4,074                     407,218
35729P  AT  7         20,324      20,340                                                    0                      20,340
341081  DX  2
                   2,653,098   2,746,142                     3,858                      3,858                   2,750,000
337378  AB  9        966,047     870,920                   (11,645)                   (11,645)                    859,275
36158Y  AB  5         31,406      30,711                      (216)                      (216)                     30,495
37636#  AE  0
                   8,000,000   8,000,000                                                    0                   8,000,000
361849  QE  5          5,237       4,924                      (178)                      (178)                      4,746
361849  CP  5         32,660      32,029                                                    0                      32,029
38141G  AA  2      7,761,090   7,750,668                      (668)                      (668)                  7,750,000
36228C  SG  9         89,452                                 4,740                      4,740                      94,192
393505  KD  3         83,254      80,732                      (123)                      (123)                     80,609
449182  BL  7        123,946     123,967                         2                          2                     123,970
449182  BN  3      1,010,864   1,011,005                        12                         12                   1,011,017
22541N  HH  5        167,708     167,708                                                    0                     167,708
991099  87  0     43,136,111  51,146,890                                                    0   (8,010,779)    43,136,111
449670  BB  3         35,616      35,106                      (773)                      (773)                     34,334
452558  AR  0      5,729,985   5,035,522                   (35,522)                   (35,522)                  5,000,000
G6177#  AA  1      1,821,429   1,821,429                                                    0                   1,821,429
460146  BN  2        140,337                                   (19)                       (19)                    140,318
464187  AF  0        161,677     161,722                                                    0                     161,722
617059  EU  0         64,116      59,216                      (555)                      (555)                     58,660
46625M  2L  2         50,661      51,493                     2,915                      2,915                      54,407
46625Y  GL  1         17,512      17,546                         9                          9                      17,555
46625Y  TY  9         47,948      47,786                       (75)                       (75)                     47,711
494368  BC  6      5,285,695   5,286,581                       277                        277                   5,286,858


      1            17           18            19           20           21          22
                                                                                   NAIC
                 FOREIGN                                  BOND                    DESIG-
                EXCHANGE     REALIZED        TOTAL      INTEREST/                 NATION
                  GAIN         GAIN          GAIN         STOCK                     OR
                 (LOSS)       (LOSS)        (LOSS)      DIVIDENDS                 MARKET
    CUSIP          ON           ON            ON        RECEIVED     MATURITY   INDICATOR
IDENTIFICATION  DISPOSAL     DISPOSAL      DISPOSAL    DURING YEAR     DATE        (a)
-------------- ----------  ------------  ------------  -----------  ----------  ---------
22540A  3E  6                                       0        4,430  06/01/2034  1FE
22540V  N4  0                                       0          119  10/25/2032  1FE
22540A  LK  2                                       0       43,618  09/11/2041  1FE
23243N  AF  5                                       0        8,787  07/01/2034  3FE
126683  AC  5                                       0        3,846  06/01/2035  5FE
12669R  AB  3                                       0        8,042  11/01/2036  4FE
12669R  AC  1                                       0        8,331  11/01/2036  4FE
25179M  AH  6                   215,118       215,118       99,881  01/15/2019  2FE
25244S  AD  3                   215,612       215,612      197,790  04/01/2013  1FE
23322B  CM  8                                       0        4,749  06/01/2031  1FE
294751  BP  6                                       0        4,254  11/01/2032  1FE
31865Q  AH  4                                       0        1,616  09/15/2010  1FE
313855  F@  2                      (569)         (569)     253,246  06/15/2011  4
313855  F*  4                     1,067         1,067       38,429  05/30/2011  4
G3144#  AB  6
                                                    0       26,178  06/01/2012  2
35729P  AK  6                                       0        4,246  10/25/2033  1FE
35729P  AT  7                                       0          311  02/25/2033  3FE
341081  DX  2
                                                    0       80,781  04/01/2009  1FE
337378  AB  9                                       0       31,670  12/01/2031  1FE
36158Y  AB  5                                       0          939  01/01/2033  1FE
37636#  AE  0
                                                    0      166,400  04/16/2009  2
361849  QE  5                                       0          145  04/01/2034  1FE
361849  CP  5                                       0        1,154  04/01/2029  1FE
38141G  AA  2                                       0      257,688  05/15/2009  1FE
36228C  SG  9                                       0          708  10/01/2028  1FE
393505  KD  3                                       0        2,785  01/15/2026  1FE
449182  BL  7                                       0        2,446  02/15/2012  1FE
449182  BN  3                                       0       20,645  02/15/2012  1FE
22541N  HH  5                                       0        1,448  02/25/2033  3FE
991099  87  0   7,575,122       756,339     8,331,460    2,612,047  07/08/2013  1FE
449670  BB  3                                       0        1,327  07/01/2026  1FE
452558  AR  0                                       0      212,500  04/01/2009  1FE
G6177#  AA  1                                       0       53,195  05/23/2017  2
460146  BN  2                     4,242         4,242        2,059  09/01/2011  2FE
464187  AF  0                                       0        5,413  05/01/2032  1FE
617059  EU  0                                       0        1,593  01/01/2030  1FE
46625M  2L  2                                       0        1,003  01/01/2039  1FE
46625Y  GL  1                                       0          380  03/01/2046  1FE
46625Y  TY  9                                       0        1,119  10/01/2042  1FE
494368  BC  6                   440,247       440,247      294,923  08/01/2037  1FE


                                     QE05.8


      1                      2              3       4                     5                    6           7             8
                                            F
                                            O
                                            R
                                            E
                                            I                                              NUMBER OF
    CUSIP                                   G   DISPOSAL                                   SHARES OF
IDENTIFICATION          DESCRIPTION         N     DATE            NAME OF PURCHASER          STOCK   CONSIDERATION   PAR VALUE
-------------- ---------------------------- -- ---------- -------------------------------- --------- ------------- -------------
49725V  AA  0  KIOWA POWER PARTNERS LLC
               SER A                           06/30/2009 SCHEDULED REDEMPTION                             194,242       194,242
493268  BB  1  KSLT_01-A                       06/29/2009 SCHEDULED REDEMPTION                              92,962        92,962
493268  BG  0  KSLT_02-A                       05/27/2009 SCHEDULED REDEMPTION                             163,529       163,529
501773  CS  2  LBCMT_99-C1                     05/01/2009 SCHEDULED REDEMPTION                             722,107       722,107
86359D  UE  5  LBSBC_05-2A                     06/01/2009 SCHEDULED REDEMPTION                              33,621        33,621
52520V  AB  9  LBSBC_06-2A                     05/01/2009 SCHEDULED REDEMPTION                             129,201       129,201
52108H  LG  7  LBUBS_02-C4                     06/11/2009 SCHEDULED REDEMPTION                              79,375        79,375
53117C  AG  7  LIBERTY PROP TR                 05/13/2009 CREDIT SUISSE FIRST BOSTON                     1,757,500     1,900,000
52521R  CN  9  LMT_07-5                        06/01/2009 SCHEDULED REDEMPTION                           1,253,769     1,253,769
52524P  AN  2  LXS_07-6                        06/01/2009 SCHEDULED REDEMPTION                             588,362       588,362
61744A  AK  6  MORGAN STANLEY TRACERS          05/07/2009 HIMCO OPERATIONAL TRANSACTION                  3,368,098     3,336,000
61746R  AG  6  MSAC_02-NC6                     06/25/2009 SCHEDULED REDEMPTION                             227,926       227,926
617451  CM  9  MSC_06-T21                      06/01/2009 SCHEDULED REDEMPTION                              69,107        69,107
61745M  NR  0  MSC_99-LIFE                     06/01/2009 SCHEDULED REDEMPTION                           4,085,357     4,085,357
61746W  GB  0  MSDWC_01-TOP1                   06/01/2009 SCHEDULED REDEMPTION                              28,929        28,929
61746W  HF  0  MSDWC_01-TOP3                   06/01/2009 SCHEDULED REDEMPTION                              66,107        66,107
61746W  WT  3  MSDWC_02-IQ3                    06/01/2009 SCHEDULED REDEMPTION                             114,602       114,602
674135  DM  7  OAK_98-B                        06/01/2009 SCHEDULED REDEMPTION                              32,058        32,058
674599  BX  2  OCCIDENTAL PETROLEUM
               CORPORATION                     05/14/2009 RBC DOMINION CAPITAL MARKETS                   1,869,644     1,884,000
68389X  AC  9  ORACLE CORPORATION              04/21/2009 Various                                        6,759,994     6,300,000
68389X  AE  5  ORACLE CORPORATION              05/04/2009 Various                                        5,502,355     5,325,000
694308  GJ  0  PACIFIC GAS & ELECTRIC CO       06/23/2009 DEUTSCHE BANK SECURITIES INC                  10,210,600    10,000,000
708696  BL  2  PENNSYLVANIA ELECTRIC
               COMPANY                         04/01/2009 MATURED                                        1,000,000     1,000,000
500472  AA  3  PHILIPS ELECTRONICS          F  06/17/2009 BARCLAYS CAPITAL INC                           6,909,429     6,844,000
500472  AC  9  PHILIPS ELECTRONICS          F  06/12/2009 BARCLAYS CAPITAL INC                           9,475,130     9,582,000
74438W  AB  2  PMCF_01-ROCK                    06/01/2009 SCHEDULED REDEMPTION                              81,322        81,322
69348H  BK  3  PNCMA_00-C1                     06/01/2009 SCHEDULED REDEMPTION                             365,270       365,270
73664#  AA  8  PORTLAND NATURAL GAS
               TRANSMISSION                    06/30/2009 SCHEDULED REDEMPTION                              70,364        70,364
74160M  DK  5  PRIME_04-CL1                    06/01/2009 SCHEDULED REDEMPTION                             123,936       123,936
74435S  AC  2  PRUDENTIAL PROPERTY INVT        04/01/2009 MATURED                                        5,000,000     5,000,000
75970J  AX  4  RAMC_07-1                       06/01/2009 SCHEDULED REDEMPTION                             634,270       634,270
760985  FA  4  RAMP_01-RS3                     06/01/2009 SCHEDULED REDEMPTION                             165,252       165,252
760985  GQ  8  RAMP_02-RS1                     04/01/2009 SCHEDULED REDEMPTION                               9,868         9,868
86359A  PY  3  SASC_03-BC2                     06/25/2009 Various                                          606,354       606,354
805564  GS  4  SAST_00-3                       06/01/2009 SCHEDULED REDEMPTION                              45,000        45,000
83162C  PV  9  SBAP_05-20J                     04/01/2009 SCHEDULED REDEMPTION                             218,673       218,673
83162C  QS  5  SBAP_06-20L                     04/03/2009 CREDIT SUISSE FIRST BOSTON                     5,626,394     5,397,020
79548C  BH  8  SBM7_01-C1                      06/01/2009 SCHEDULED REDEMPTION                             217,246       217,246
79549A  JJ  9  SBM7_01-C2                      06/01/2009 SCHEDULED REDEMPTION                              32,737        32,737
806605  AE  1  SCHERING-PLOUGH CORPORATION     06/12/2009 BANC OF AMERICA SECURITIES LLC                 2,663,175     2,500,000

                                                       CHANGE IN BOOK/ADJUSTED CARRYING VALUE
      1              9           10       ----------------------------------------------------------------        16
                                              11             12            13          14          15
                                                                         CURRENT
                              PRIOR YEAR                                 YEAR'S                   TOTAL         BOOK/
                                 BOOK/    UNREALIZED      CURRENT      OTHER THAN     TOTAL      FOREIGN      ADJUSTED
                               ADJUSTED    VALUATION      YEAR'S       TEMPORARY    CHANGE IN   EXCHANGE     CARRYING
    CUSIP                      CARRYING    INCREASE/  (AMORTIZATION)/  IMPAIRMENT   B./A.C.V.   CHANGE IN     VALUE AT
IDENTIFICATION  ACTUAL COST     VALUE     (DECREASE)     ACCRETION     RECOGNIZED  (11+12-13)   B./A.C.V.   DISPOSAL DATE
-------------- ------------- -----------  ----------  ---------------  ----------  ----------  -----------  -------------
49725V  AA  0
                     194,242     194,242                                                   0                      194,242
493268  BB  1         91,724      92,796                       166                       166                       92,962
493268  BG  0        163,529     163,529                                                   0                      163,529
501773  CS  2        743,912     722,689                      (581)                     (581)                     722,107
86359D  UE  5         33,617      33,618                         4                         4                       33,621
52520V  AB  9        129,195     129,195                         5                         5                      129,201
52108H  LG  7         79,770      79,493                      (118)                     (118)                      79,375
53117C  AG  7      2,028,957   1,957,757                    (5,563)                   (5,563)                   1,952,194
52521R  CN  9      1,266,580     791,621                   462,149                   462,149                    1,253,769
52524P  AN  2        595,900     593,946                    (5,584)                   (5,584)                     588,362
61744A  AK  6      3,436,480   3,371,781                    (3,683)                   (3,683)                   3,368,098
61746R  AG  6        225,065     227,398                       528                       528                      227,926
617451  CM  9         69,278      69,170                       (63)                      (63)                      69,107
61745M  NR  0      4,685,852   4,125,681                   (40,324)                  (40,324)                   4,085,357
61746W  GB  0         29,307      29,306                      (377)                     (377)                      28,929
61746W  HF  0         69,274      33,768                    (1,425)                   (1,425)                      66,107
61746W  WT  3        115,210     112,391                      (219)                     (219)                     114,602
674135  DM  7         32,044      32,058                                                   0                       32,058
674599  BX  2
                   1,870,661                                    18                        18                    1,870,679
68389X  AC  9      6,279,854   2,990,493                       299                       299                    6,280,546
68389X  AE  5      5,318,460   5,318,516                        24                        24                    5,318,541
694308  GJ  0      9,852,000   9,855,435                       999                       999                    9,856,434
708696  BL  2
                     900,440     995,812                     4,188                     4,188                    1,000,000
500472  AA  3      6,791,301   6,798,984                     4,662                     4,662                    6,803,646
500472  AC  9      9,421,981   9,423,308                       756                       756                    9,424,064
74438W  AB  2         82,986      81,885                      (563)                     (563)                      81,322
69348H  BK  3        417,593     372,816                    (7,545)                   (7,545)                     365,270
73664#  AA  8
                      70,364      70,364                                                   0                       70,364
74160M  DK  5        127,194     126,908                    (2,973)                   (2,973)                     123,936
74435S  AC  2      5,381,480   5,018,351                   (18,351)                  (18,351)                   5,000,000
75970J  AX  4        634,263     634,268                         2                         2                      634,270
760985  FA  4        173,282     170,211                    (4,959)                   (4,959)                     165,252
760985  GQ  8          9,623       9,690                       178                       178                        9,868
86359A  PY  3        591,763   1,711,540                     1,712                     1,712                      606,354
805564  GS  4         48,399      43,033                      (319)                     (319)                      45,000
83162C  PV  9        209,500                                 9,173                     9,173                      218,673
83162C  QS  5      5,397,020   5,397,020                                                   0                    5,397,020
79548C  BH  8        225,179     219,991                    (2,744)                   (2,744)                     217,246
79549A  JJ  9         35,861      33,692                      (955)                     (955)                      32,737
806605  AE  1      2,490,775   2,494,842                       426                       426                    2,495,269


      1             17           18            19           20           21          22
                                                                                    NAIC
                  FOREIGN                                  BOND                    DESIG-
                 EXCHANGE     REALIZED        TOTAL      INTEREST/                 NATION
                   GAIN         GAIN          GAIN         STOCK                     OR
                  (LOSS)       (LOSS)        (LOSS)      DIVIDENDS                 MARKET
    CUSIP           ON           ON            ON        RECEIVED     MATURITY   INDICATOR
IDENTIFICATION   DISPOSAL     DISPOSAL      DISPOSAL    DURING YEAR     DATE        (a)
--------------  ----------  ------------  ------------  -----------  ----------  ---------
49725V  AA  0
                                                    0         4,673  12/30/2013  2FE
493268  BB  1                                       0           890  06/29/2037  1FE
493268  BG  0                                       0         1,988  11/30/2032  1FE
501773  CS  2                                       0         6,681  06/01/2031  1FE
86359D  UE  5                                       0           928  09/01/2030  1FE
52520V  AB  9                                       0         3,631  09/01/2036  1FE
52108H  LG  7                                       0         1,530  09/11/2026  1FE
53117C  AG  7                  (194,694)     (194,694)       91,853  08/15/2012  2FE
52521R  CN  9                                       0        39,315  06/01/2037  2FE
52524P  AN  2                                       0        18,281  05/01/2037  1FE
61744A  AK  6                                       0        74,588  06/15/2012  2FE
61746R  AG  6                                       0         2,117  11/25/2032  1FE
617451  CM  9                                       0         1,611  10/01/2052  1FE
61745M  NR  0                                       0       133,087  04/01/2033  1FE
61746W  GB  0                                       0           912  02/01/2033  1FE
61746W  HF  0                                       0         1,471  07/01/2033  1FE
61746W  WT  3                                       0         2,470  09/01/2037  1FE
674135  DM  7                                       0           965  03/01/2017  1FE
674599  BX  2
                                 (1,035)       (1,035)          864  06/01/2016  1FE
68389X  AC  9                   479,448       479,448       189,488  04/15/2018  1FE
68389X  AE  5                   183,815       183,815       188,412  04/15/2038  1FE
694308  GJ  0                   354,166       354,166       475,278  03/01/2037  1FE
708696  BL  2
                                                    0        30,625  04/01/2009  2FE
500472  AA  3                   105,783       105,783       247,073  03/11/2013  1FE
500472  AC  9                    51,066        51,066       491,543  03/11/2038  1FE
74438W  AB  2                                       0         2,544  05/01/2034  1FE
69348H  BK  3                                       0        12,910  02/01/2010  1FE
73664#  AA  8
                                                    0         2,076  12/31/2018  2
74160M  DK  5                                       0         3,459  02/01/2034  1FE
74435S  AC  2                                       0       165,625  04/01/2009  1FE
75970J  AX  4                                       0        16,538  04/01/2037  1FE
760985  FA  4                                       0         3,993  10/01/2031  3FE
760985  GQ  8                                       0           243  01/01/2032  1FE
86359A  PY  3                                       0           129  02/25/2033  1FE
805564  GS  4                                       0         1,767  12/01/2030  1FE
83162C  PV  9                                       0         5,631  10/01/2025  1FE
83162C  QS  5                   229,373       229,373        97,482  12/01/2026  1FE
79548C  BH  8                                       0         6,817  12/01/2035  1FE
79549A  JJ  9                                       0         1,007  10/01/2011  1FE
806605  AE  1                   167,906       167,906        75,542  12/01/2013  2FE


                                     QE05.9


      1                      2              3       4                     5                    6           7             8
                                            F
                                            O
                                            R
                                            E
                                            I                                              NUMBER OF
    CUSIP                                   G   DISPOSAL                                   SHARES OF
IDENTIFICATION          DESCRIPTION         N     DATE            NAME OF PURCHASER          STOCK   CONSIDERATION   PAR VALUE
-------------- ---------------------------- -- ---------- -------------------------------- --------- ------------- -------------
80281W  AD  3  SDART_07-3                      06/15/2009 SCHEDULED REDEMPTION                           3,411,379     3,411,379
84860R  AA  1  SPMF_06-1A                      06/01/2009 SCHEDULED REDEMPTION                              52,051        52,051
85458#  AA  2  STANLEY ACCOUNT VALUE
               PLAN TRUST                      06/30/2009 SCHEDULED REDEMPTION                              14,616        14,616
866348  AA  3  SUMM_02-1                       06/12/2009 SCHEDULED REDEMPTION                             234,363       234,363
878742  AE  5  TECK COMINCO LIMITED         A  06/04/2009 Various                                        4,313,400     7,170,000
88031V  AA  7  TENASKA GATEWAY PARTNERS LTD    06/30/2009 SCHEDULED REDEMPTION                              51,765        51,765
881575  AC  8  TESCO PLC                    F  06/12/2009 JP MORGAN SECURITIES INC                       2,908,650     3,000,000
913903  AN  0  UNIVERSAL HEALTH SERVICES
               INC                             06/16/2009 ALADDIN CAPITAL                                9,972,616    10,000,000
924172  D@  5  VERMONT TRANSCO LLC SERIES L
               FMB                             04/01/2009 SCHEDULED REDEMPTION                              12,234        12,234
863572  L9  2  WAMU_00-1                       06/25/2009 SCHEDULED REDEMPTION                              41,685        41,685
94106L  AE  9  WASTE MANAGEMENT INC            05/15/2009 MATURED                                       10,050,000    10,050,000
929766  BJ  1  WBCMT_02-C2                     06/01/2009 SCHEDULED REDEMPTION                              82,160        82,160
929766  B8  5  WBCMT_05-C17                    06/01/2009 SCHEDULED REDEMPTION                             139,866       139,866
92976B  FP  2  WBCMT_06-C24                    06/01/2009 SCHEDULED REDEMPTION                              43,836        43,836
94985F  AA  6  WFALT_07-PA2                    06/01/2009 SCHEDULED REDEMPTION                             660,833       660,833
949837  AA  6  WFMBS_07-10                     06/01/2009 SCHEDULED REDEMPTION                           1,036,827     1,036,827
                                                                                                     ------------- -------------
3899999.       Total - Bonds - Industrial &
               Miscellaneous                                                                           278,844,197   267,562,686
                                                                                                     ------------- -------------
BONDS - CREDIT TENANT LOANS
93114C  AA  9  LEHMAN C P INC WAL-MART
               LEASE-BK                        06/10/2009 SCHEDULED REDEMPTION                             180,013       180,013
                                                                                                     ------------- -------------
4199999.       Total - Bonds - Credit
               Tenant Loans                                                                                180,013       180,013
                                                                                                     ------------- -------------
BONDS - HYBRID SECURITIES
055967  AA  1  BOI CAPITAL FUNDING NO 2 LP     06/22/2009 TENDER TRANSACTION                             2,834,400     7,086,000
49326Y  AA  7  KEYCORP CAPITAL II              06/15/2009 GOLDMAN SACHS & CO                               400,000       500,000
                                                                                                     ------------- -------------
4899999.       Total - Bonds - Hybrid
               Securities                                                                                3,234,400     7,586,000
                                                                                                     ------------- -------------
8399997.       Total - Bonds - Part 4                                                                1,011,748,314 1,010,928,481
                                                                                                     ------------- -------------
8399999.       Total - Bonds                                                                         1,011,748,314 1,010,928,481
                                                                                                     ------------- -------------
9999999.       Total - Bonds, Preferred and
               Common Stocks                                                                         1,011,748,314           XXX
                                                                                                     ============= =============

                                                       CHANGE IN BOOK/ADJUSTED CARRYING VALUE
      1              9           10       ----------------------------------------------------------------        16
                                              11             12            13          14          15
                                                                         CURRENT
                              PRIOR YEAR                                 YEAR'S                   TOTAL         BOOK/
                                 BOOK/    UNREALIZED      CURRENT      OTHER THAN     TOTAL      FOREIGN      ADJUSTED
                               ADJUSTED    VALUATION      YEAR'S       TEMPORARY    CHANGE IN   EXCHANGE     CARRYING
    CUSIP                      CARRYING    INCREASE/  (AMORTIZATION)/  IMPAIRMENT   B./A.C.V.   CHANGE IN     VALUE AT
IDENTIFICATION  ACTUAL COST     VALUE     (DECREASE)     ACCRETION     RECOGNIZED  (11+12-13)   B./A.C.V.   DISPOSAL DATE
-------------- ------------- -----------  ----------  ---------------  ----------  ----------  -----------  -------------
80281W  AD  3      3,411,171   3,411,311                        68                        68                    3,411,379
84860R  AA  1         52,034      52,036                        14                        14                       52,051
85458#  AA  2
                      14,616      14,616                                                   0                       14,616
866348  AA  3        234,363     234,363                                                   0                      234,363
878742  AE  5      2,845,953   2,849,571                     4,213                     4,213                    2,853,784
88031V  AA  7         43,953                                 7,812                     7,812                       51,765
881575  AC  8      2,825,940   2,826,870                       953                       953                    2,827,822
913903  AN  0
                  10,670,900  10,555,928                   (26,782)                  (26,782)                  10,529,146
924172  D@  5
                      12,234      12,234                                                   0                       12,234
863572  L9  2         41,685      41,685                                                   0                       41,685
94106L  AE  9     10,208,260  10,060,694                   (10,694)                  (10,694)                  10,050,000
929766  BJ  1         82,158      82,160                         1                         1                       82,160
929766  B8  5        140,560     140,016                      (150)                     (150)                     139,866
92976B  FP  2         44,056      44,089                      (252)                     (252)                      43,836
94985F  AA  6        646,816     647,756                    13,077                    13,077                      660,833
949837  AA  6      1,016,577   1,019,027                    17,800                    17,800                    1,036,827
               ------------- -----------     ------       --------        ------    --------    ----------  -------------
3899999.
                 266,629,580 263,128,663     19,566        231,364             0     250,930    ##########    263,074,675
               ------------- -----------     ------       --------        ------    --------    ----------  -------------
BONDS - CREDIT TENANT LOANS
93114C  AA  9
                     204,832     195,613                   (15,600)                  (15,600)                     180,013
               ------------- -----------                  --------                  --------                -------------
4199999.
                     204,832     195,613          0        (15,600)            0     (15,600)            0        180,013
               ------------- -----------     ------       --------        ------    --------    ----------  -------------
BONDS - HYBRID SECURITIES
055967  AA  1      7,086,000   7,086,000                                                   0                    7,086,000
49326Y  AA  7        459,580     463,615                       358                       358                      463,974
               ------------- -----------                  --------                  --------                -------------
4899999.
                   7,545,580   7,549,615          0            358             0         358             0      7,549,974
               ------------- -----------     ------       --------        ------    --------    ----------  -------------
8399997.       1,013,043,495 508,650,951     19,566       (265,184)       11,948    (257,567)   ##########  1,010,338,495
               ------------- -----------     ------       --------        ------    --------    ----------  -------------
8399999.       1,013,043,495 508,650,951     19,566       (265,184)       11,948    (257,567)   ##########  1,010,338,495
               ------------- -----------     ------       --------        ------    --------    ----------  -------------
9999999.
               1,013,043,495 508,650,951     19,566       (265,184)       11,948    (257,567)   ##########  1,010,338,495
               ============= ===========     ======       ========        ======    ========    ==========  =============


      1            17           18            19           20           21          22
                                                                                   NAIC
                 FOREIGN                                  BOND                    DESIG-
                EXCHANGE     REALIZED        TOTAL      INTEREST/                 NATION
                  GAIN         GAIN          GAIN         STOCK                     OR
                 (LOSS)       (LOSS)        (LOSS)      DIVIDENDS                 MARKET
    CUSIP          ON           ON            ON        RECEIVED     MATURITY   INDICATOR
IDENTIFICATION  DISPOSAL     DISPOSAL      DISPOSAL    DURING YEAR     DATE        (a)
-------------- ----------  ------------  ------------  -----------  ----------  ---------
80281W  AD  3                                      0        89,699  08/15/2012  2FE
84860R  AA  1                                      0         1,416  03/01/2024  2FE
85458#  AA  2
                                                   0           419  12/31/2009  1
866348  AA  3                                      0         1,137  08/12/2047  1FE
878742  AE  5                1,459,616     1,459,616       268,443  10/01/2035  3FE
88031V  AA  7                                      0           783  12/30/2023  2FE
881575  AC  8                   80,828        80,828       108,650  11/15/2037  1FE
913903  AN  0
                              (556,530)     (556,530)      323,289  06/30/2016  2FE
924172  D@  5
                                                   0           447  04/01/2018  1
863572  L9  2                                      0           343  01/25/2040  1FE
94106L  AE  9                                      0       345,469  05/15/2009  2FE
929766  BJ  1                                      0         1,574  11/01/2034  1FE
929766  B8  5                                      0         3,186  03/01/2042  1FE
92976B  FP  2                                      0         1,143  03/01/2045  1FE
94985F  AA  6                                      0        18,702  06/01/2037  3FE
949837  AA  6                                      0        29,277  07/01/2037  4FE
                                          ----------    ----------
3899999.
               10,531,074    5,238,448    15,769,522    10,466,334      XXX     XXX
               ----------   ----------    ----------    ----------
BONDS - CREDIT TENANT LOANS
93114C  AA  9
                                                   0         7,399  01/10/2017  1
                                          ----------    ----------
4199999.
                        0            0             0         7,399      XXX     XXX
               ----------   ----------    ----------    ----------
BONDS - HYBRID SECURITIES
055967  AA  1               (4,251,600)   (4,251,600)      348,706  12/01/2049  4FE
49326Y  AA  7                  (63,974)      (63,974)       25,590  03/17/2029  2FE
                            ----------    ----------    ----------
4899999.
                        0   (4,315,574)   (4,315,574)      374,296      XXX     XXX
               ----------   ----------    ----------    ----------
8399997.       10,361,356   (8,951,537)    1,409,818    21,008,621      XXX     XXX
               ----------   ----------    ----------    ----------
8399999.       10,361,356   (8,951,537)    1,409,818    21,008,621      XXX     XXX
               ----------   ----------    ----------    ----------
9999999.
               10,361,356   (8,951,537)    1,409,818    21,008,621      XXX     XXX
               ==========   ==========    ==========    ==========

(a) For all common stock bearing the NAIC market indicator "U" provide: the number of such issues: 0.


                                     QE05.10

                        SCHEDULE DB - PART A - SECTION 1

Showing All Options, Caps, Floors and Insurance Futures Options Owned at Current
                                 Statement Date

                               1                                       2            3           4           5
                                                                   NUMBER OF     DATE OF     STRIKE
                                                                 CONTRACTS OR   MATURITY,    PRICE,        DATE
                                                                   NOTIONAL    EXPIRY, OR    RATE OR        OF
                          DESCRIPTION                               AMOUNT     SETTLEMENT     INDEX    ACQUISITION
---------------------------------------------------------------  ------------  ----------  ----------  -----------
CALL OPTIONS - OTHER DERIVATIVE TRANSACTIONS
COMMON STOCK WARRANT                                                    1,000  06/30/2013        1.25   06/30/2003
S&P IDX CALL @ 110 02/02/11                                           125,000  02/02/2011        110.   09/29/2005
USD PUT/JPY CALL @ 95 EO                                          500,000,000  01/07/2010         95.   02/25/2009
USD PUT/JPY CALL @ 95 EO                                          125,000,000  01/07/2010         95.   02/26/2009
USD PUT/JPY CALL @ 95 EO                                          125,000,000  01/07/2010         95.   02/27/2009
USD PUT/JPY CALL @ 95 EO                                          125,000,000  01/07/2010         95.   03/03/2009
USD PUT/JPY CALL @ 95 EO                                          125,000,000  01/07/2010         95.   03/03/2009
0399999. Subtotal - Call Options - Other Derivative Transaction
0499999. Subtotal - Call Options
PUT OPTIONS - OTHER DERIVATIVE TRANSACTIONS
EAFE IDX PUT @ 2136.61 08/29/11                                        46,803  08/29/2011    2,136.61   08/29/2007
EAFE IDX PUT @ 2136.61 08/29/12                                        46,803  08/29/2012    2,136.61   08/29/2007
EAFE IDX PUT @ 2198.29 08/09/12                                        22,745  08/09/2012    2,198.29   08/09/2007
EAFE IDX PUT @ 2200.06 08/02/17                                        45,453  08/02/2017    2,200.06   08/02/2007
FWD S&P IDX PUT @100% TBD 03/31/10                                     50,000  11/11/2015  TBD          11/14/2006
FWD S&P IDX PUT @100% TBD 05/20/10                                     50,000  05/22/2017  TBD          11/17/2006
FWD S&P IDX PUT @100% TBD 09/14/09                                     45,000  03/14/2016  TBD          06/12/2006
NDX IDX PUT @ 1193.4 08/17/09                                          22,624  08/17/2009     1,193.4   09/29/2005
NDX IDX PUT @ 1429.2 01/14/10                                          20,991  01/14/2010     1,429.2   09/29/2005
NDX IDX PUT @ 1450 04/25/11                                            13,000  04/25/2011      1,450.   10/25/2006
NDX IDX PUT @ 1470.05 08/26/09                                         10,204  08/26/2009    1,470.05   09/29/2005
NDX IDX PUT @ 1475 07/25/11                                            13,000  07/25/2011      1,475.   10/25/2006
S&P IDX PUT @ 1011.74 03/01/12                                        114,000  03/01/2012    1,011.74   09/29/2005
S&P IDX PUT @ 1041 07/15/13                                            25,500  07/15/2013      1,041.   12/01/2008
S&P IDX PUT @ 1070 10/23/14                                             5,300  10/23/2014      1,070.   12/01/2008
S&P IDX PUT @ 1102 06/30/14                                            23,500  06/30/2014      1,102.   12/01/2008
S&P IDX PUT @ 1135 12/31/10                                            54,000  12/31/2010      1,135.   10/02/2006
S&P IDX PUT @ 1135.52 01/07/11                                        140,905  01/07/2011    1,135.52   01/07/2008
S&P IDX PUT @ 1190 09/29/11                                            24,000  09/29/2011      1,190.   09/26/2006
S&P IDX PUT @ 1190 09/30/10                                            26,000  09/30/2010      1,190.   09/26/2006
S&P IDX PUT @ 1200 10/24/11                                            65,000  10/24/2011      1,200.   12/01/2008
S&P IDX PUT @ 1207 02/11/10                                            16,000  02/11/2010      1,207.   09/29/2005
S&P IDX PUT @ 1213.01 08/29/16                                         45,000  08/29/2016    1,213.01   06/20/2006
S&P IDX PUT @ 1221.59 09/01/10                                         80,500  09/01/2010    1,221.59   09/29/2005
S&P IDX PUT @ 1238.34 01/19/16                                         20,000  01/19/2016    1,238.34   03/20/2006
S&P IDX PUT @ 1250 01/09/12                                            40,000  01/09/2012      1,250.   10/11/2006
S&P IDX PUT @ 1250 10/10/11                                            40,000  10/10/2011      1,250.   10/11/2006
S&P IDX PUT @ 1290 01/23/23                                            38,760  01/23/2023      1,290.   01/23/2008
S&P IDX PUT @ 1350 10/24/11                                            65,000  10/24/2011      1,350.   12/01/2008
S&P IDX PUT @ 1422.48 12/18/12                                         26,000  12/18/2012    1,422.48   12/16/2005
S&P IDX PUT @ 1445.94 06/23/14                                         45,000  06/23/2014    1,445.94   12/01/2008
S&P IDX PUT @ 1561.8 09/22/14                                          45,000  09/22/2014     1,561.8   12/01/2008
S&P IDX PUT @ 903.25 12/05/16                                          50,000  12/05/2016      903.25   11/14/2006
S&P IDX PUT @ 952 10/23/13                                              5,300  10/23/2013        952.   12/01/2008
S&P IDX PUT @1251.70 08/15/16                                          45,000  08/15/2016    1,251.7    06/20/2006
S&P IDX PUT @669 12/30/13                                              58,000  12/30/2013        669.   12/21/2006
S&P IDX PUT @923.72 12/14/15                                           45,000  12/14/2015     923.72    06/12/2006
SPX PUT SPREAD 01/15/10                                               290,000  01/15/2010        750.   05/05/2009
SPX PUT SPREAD 01/15/10                                               350,000  01/15/2010        750.   05/07/2009
SPX PUT SPREAD 01/15/10                                               375,000  01/15/2010        750.   05/11/2009
SPX PUT SPREAD 01/15/10                                               330,000  01/15/2010        850.   05/15/2009
SPX PUT SPREAD 01/15/10                                               725,000  01/15/2010        750.   05/18/2009

                               1                                               6                    7            8        9

                                                                                                  COST/
                                                                          EXCHANGE OR            OPTION        BOOK
                          DESCRIPTION                                    COUNTERPARTY            PREMIUM       VALUE      *
---------------------------------------------------------------  ----------------------------  -----------  -----------  ---
CALL OPTIONS - OTHER DERIVATIVE TRANSACTIONS
COMMON STOCK WARRANT                                             ANNUITY AND LIFE RE (HLDNGS)
S&P IDX CALL @ 110 02/02/11                                      MORGAN STANLEY INTL             4,060,748    4,060,748
USD PUT/JPY CALL @ 95 EO                                         BARCLAYS BANK PLC              26,125,000   26,125,000
USD PUT/JPY CALL @ 95 EO                                         DEUTSCHE BANK, AG               5,612,500    5,612,500
USD PUT/JPY CALL @ 95 EO                                         DEUTSCHE BANK, AG               6,376,250    6,376,250
USD PUT/JPY CALL @ 95 EO                                         JP MORGAN CHASE BANK            5,778,125    5,778,125
USD PUT/JPY CALL @ 95 EO                                         BARCLAYS BANK PLC               5,662,500    5,662,500
0399999. Subtotal - Call Options - Other Derivative Transaction                                 53,615,123   53,615,123  XXX
0499999. Subtotal - Call Options                                                                53,615,123   53,615,123  XXX
PUT OPTIONS - OTHER DERIVATIVE TRANSACTIONS
EAFE IDX PUT @ 2136.61 08/29/11                                  MORGAN STANLEY INTL            13,625,000   13,625,000
EAFE IDX PUT @ 2136.61 08/29/12                                  MORGAN STANLEY INTL            14,705,000   14,705,000
EAFE IDX PUT @ 2198.29 08/09/12                                  MORGAN STANLEY INTL             6,405,000    6,405,000
EAFE IDX PUT @ 2200.06 08/02/17                                  MORGAN STANLEY INTL            13,500,001   13,500,001
FWD S&P IDX PUT @100% TBD 03/31/10                               CITIBANK, N.A                   7,084,500    7,084,500
FWD S&P IDX PUT @100% TBD 05/20/10                               JP MORGAN CHASE BANK            7,823,500    7,823,500
FWD S&P IDX PUT @100% TBD 09/14/09                               MERRILL LYNCH INTL              6,989,940    6,989,940
NDX IDX PUT @ 1193.4 08/17/09                                    JP MORGAN CHASE BANK            1,294,373    1,294,373
NDX IDX PUT @ 1429.2 01/14/10                                    JP MORGAN CHASE BANK            2,227,919    2,227,919
NDX IDX PUT @ 1450 04/25/11                                      CREDIT SUISSE FB INT            1,130,350    1,130,350
NDX IDX PUT @ 1470.05 08/26/09                                   JP MORGAN CHASE BANK            1,149,916    1,149,916
NDX IDX PUT @ 1475 07/25/11                                      CREDIT SUISSE FB INT            1,223,300    1,223,300
S&P IDX PUT @ 1011.74 03/01/12                                   DEUTSCHE BANK, AG               8,221,280    8,221,280
S&P IDX PUT @ 1041 07/15/13                                      DEUTSCHE BANK, AG               2,630,177    2,630,177
S&P IDX PUT @ 1070 10/23/14                                      DEUTSCHE BANK, AG                 618,563      618,563
S&P IDX PUT @ 1102 06/30/14                                      DEUTSCHE BANK, AG               2,422,606    2,422,606
S&P IDX PUT @ 1135 12/31/10                                      JP MORGAN CHASE BANK            3,279,420    3,279,420
S&P IDX PUT @ 1135.52 01/07/11                                   DEUTSCHE BANK, AG              13,800,038   13,800,038
S&P IDX PUT @ 1190 09/29/11                                      DEUTSCHE BANK, AG               2,561,455    2,561,455
S&P IDX PUT @ 1190 09/30/10                                      DEUTSCHE BANK, AG               2,387,211    2,387,211
S&P IDX PUT @ 1200 10/24/11                                      JP MORGAN CHASE BANK            6,376,500    6,376,500
S&P IDX PUT @ 1207 02/11/10                                      MERRILL LYNCH INTL              1,724,323    1,724,323
S&P IDX PUT @ 1213.01 08/29/16                                   CITIBANK, N.A                   6,588,726    6,588,726
S&P IDX PUT @ 1221.59 09/01/10                                   DEUTSCHE BANK, AG               9,495,515    9,495,515
S&P IDX PUT @ 1238.34 01/19/16                                   CREDIT SUISSE FB INT            2,453,600    2,453,600
S&P IDX PUT @ 1250 01/09/12                                      MORGAN STANLEY INTL             3,882,000    3,882,000
S&P IDX PUT @ 1250 10/10/11                                      MORGAN STANLEY INTL             3,682,000    3,682,000
S&P IDX PUT @ 1290 01/23/23                                      MORGAN STANLEY INTL             8,800,070    8,800,070
S&P IDX PUT @ 1350 10/24/11                                      JP MORGAN CHASE BANK            8,758,750    8,758,750
S&P IDX PUT @ 1422.48 12/18/12                                   DEUTSCHE BANK, AG               3,709,888    3,709,888
S&P IDX PUT @ 1445.94 06/23/14                                   DEUTSCHE BANK, AG               6,115,820    6,115,820
S&P IDX PUT @ 1561.8 09/22/14                                    DEUTSCHE BANK, AG               6,200,370    6,200,370
S&P IDX PUT @ 903.25 12/05/16                                    CREDIT SUISSE FB INT            7,773,000    7,773,000
S&P IDX PUT @ 952 10/23/13                                       DEUTSCHE BANK, AG                 465,128      465,128
S&P IDX PUT @1251.70 08/15/16                                    CITIBANK, N.A                   6,583,136    6,583,136
S&P IDX PUT @669 12/30/13                                        GOLDMAN SACHS INTL              6,170,040    6,170,040
S&P IDX PUT @923.72 12/14/15                                     MERRILL LYNCH INTL              6,961,905    6,961,905
SPX PUT SPREAD 01/15/10                                          UNION BANK OF SWITZE            8,324,450    8,324,450
SPX PUT SPREAD 01/15/10                                          UNION BANK OF SWITZE            9,909,900    9,909,900
SPX PUT SPREAD 01/15/10                                          MERRILL LYNCH INTL              9,641,250    9,641,250
SPX PUT SPREAD 01/15/10                                          DEUTSCHE BANK, AG              19,848,312   19,848,312
SPX PUT SPREAD 01/15/10                                          BNP PARIBAS                    19,393,750   19,393,750

                               1                                      10           11            12            13           14
                                                                                            YEAR TO DATE     USED TO       OTHER
                                                                                             INCREASE/    ADJUST BASIS  INVESTMENT/
                                                                  STATEMENT       FAIR       (DECREASE)     OF HEDGED  MISCELLANEOUS
                          DESCRIPTION                               VALUE        VALUE     BY ADJUSTMENT      ITEM        INCOME
---------------------------------------------------------------  -----------  -----------  -------------  ------------ -------------
CALL OPTIONS - OTHER DERIVATIVE TRANSACTIONS
COMMON STOCK WARRANT                                                  67,253       67,253
S&P IDX CALL @ 110 02/02/11                                       13,916,688   13,916,688
USD PUT/JPY CALL @ 95 EO                                          17,441,805   17,441,805
USD PUT/JPY CALL @ 95 EO                                           4,360,451    4,360,451
USD PUT/JPY CALL @ 95 EO                                           4,360,451    4,360,451
USD PUT/JPY CALL @ 95 EO                                           4,360,451    4,360,451
USD PUT/JPY CALL @ 95 EO                                           4,360,451    4,360,451
0399999. Subtotal - Call Options - Other Derivative Transaction   48,867,551   48,867,551        0             0             0
0499999. Subtotal - Call Options                                  48,867,551   48,867,551        0             0             0
PUT OPTIONS - OTHER DERIVATIVE TRANSACTIONS
EAFE IDX PUT @ 2136.61 08/29/11                                   39,352,807   39,352,807
EAFE IDX PUT @ 2136.61 08/29/12                                   38,525,345   38,525,345
EAFE IDX PUT @ 2198.29 08/09/12                                   19,964,546   19,964,546
EAFE IDX PUT @ 2200.06 08/02/17                                   32,231,064   32,231,064
FWD S&P IDX PUT @100% TBD 03/31/10                                 9,228,111    9,228,111
FWD S&P IDX PUT @100% TBD 05/20/10                                 9,405,948    9,405,948
FWD S&P IDX PUT @100% TBD 09/14/09                                 9,049,572    9,049,572
NDX IDX PUT @ 1193.4 08/17/09                                         95,056       95,056
NDX IDX PUT @ 1429.2 01/14/10                                      2,005,532    2,005,532
NDX IDX PUT @ 1450 04/25/11                                        2,488,358    2,488,358
NDX IDX PUT @ 1470.05 08/26/09                                       556,035      556,035
NDX IDX PUT @ 1475 07/25/11                                        2,764,313    2,764,313
S&P IDX PUT @ 1011.74 03/01/12                                    23,592,746   23,592,746
S&P IDX PUT @ 1041 07/15/13                                        6,203,936    6,203,936
S&P IDX PUT @ 1070 10/23/14                                        1,417,722    1,417,722
S&P IDX PUT @ 1102 06/30/14                                        6,652,966    6,652,966
S&P IDX PUT @ 1135 12/31/10                                       15,495,530   15,495,530
S&P IDX PUT @ 1135.52 01/07/11                                    36,407,073   36,407,073
S&P IDX PUT @ 1190 09/29/11                                        9,807,336    9,807,336
S&P IDX PUT @ 1190 09/30/10                                       10,628,771   10,628,771
S&P IDX PUT @ 1200 10/24/11                                       20,947,298   20,947,298
S&P IDX PUT @ 1207 02/11/10                                        4,756,172    4,756,172
S&P IDX PUT @ 1213.01 08/29/16                                    15,355,999   15,355,999
S&P IDX PUT @ 1221.59 09/01/10                                    25,899,537   25,899,537
S&P IDX PUT @ 1238.34 01/19/16                                     7,129,380    7,129,380
S&P IDX PUT @ 1250 01/09/12                                       16,564,760   16,564,760
S&P IDX PUT @ 1250 10/10/11                                       16,526,979   16,526,979
S&P IDX PUT @ 1290 01/23/23                                       12,706,647   12,706,647
S&P IDX PUT @ 1350 10/24/11                                       28,814,158   28,814,158
S&P IDX PUT @ 1422.48 12/18/12                                    12,914,404   12,914,404
S&P IDX PUT @ 1445.94 06/23/14                                    22,383,760   22,383,760
S&P IDX PUT @ 1561.8 09/22/14                                     26,062,719   26,062,719
S&P IDX PUT @ 903.25 12/05/16                                      9,950,274    9,950,274
S&P IDX PUT @ 952 10/23/13                                         1,069,577    1,069,577
S&P IDX PUT @1251.70 08/15/16                                     16,275,098   16,275,098
S&P IDX PUT @669 12/30/13                                          5,496,527    5,496,527
S&P IDX PUT @923.72 12/14/15                                       9,196,072    9,196,072
SPX PUT SPREAD 01/15/10                                            4,807,004    4,807,004
SPX PUT SPREAD 01/15/10                                            5,801,556    5,801,556
SPX PUT SPREAD 01/15/10                                            6,215,953    6,215,953
SPX PUT SPREAD 01/15/10                                           13,323,931   13,323,931
SPX PUT SPREAD 01/15/10                                           12,017,509   12,017,509


                                      QE06

                               1                                       2            3           4           5
                                                                   NUMBER OF     DATE OF     STRIKE
                                                                 CONTRACTS OR   MATURITY,    PRICE,        DATE
                                                                   NOTIONAL    EXPIRY, OR    RATE OR        OF
                          DESCRIPTION                               AMOUNT     SETTLEMENT     INDEX    ACQUISITION
---------------------------------------------------------------  ------------  ----------  ----------  -----------
SPX PUT SPREAD 01/15/10                                               390,000  01/15/2010        850.   05/20/2009
0799999. Subtotal - Put Options - Other Derivative Transaction
0899999. Subtotal - Put Options
CAPS - OTHER DERIVATIVE TRANSACTIONS
1M LIBOR CAP AT 4.50% 05/25/14                                     26,690,000  05/25/2014         4.5   05/16/2007
1M LIBOR CAP AT 4.50% 07/15/13                                     54,077,000  07/15/2013         4.5   11/30/2007
1199999. Subtotal - Caps - Other Derivative Transaction
1299999. Subtotal - Caps
2799999. Subtotal - Other Derivative Transactions
9999999. Totals

                               1                                               6                    7            8        9

                                                                                                  COST/
                                                                          EXCHANGE OR            OPTION        BOOK
                          DESCRIPTION                                    COUNTERPARTY            PREMIUM       VALUE      *
---------------------------------------------------------------  ----------------------------  -----------  -----------  ---
SPX PUT SPREAD 01/15/10                                          BNP PARIBAS                    19,383,000   19,383,000
0799999. Subtotal - Put Options - Other Derivative Transaction                                 295,320,984  295,320,984  XXX
0899999. Subtotal - Put Options                                                                295,320,984  295,320,984  XXX
CAPS - OTHER DERIVATIVE TRANSACTIONS
1M LIBOR CAP AT 4.50% 05/25/14                                   MORGAN STANLEY CAP              1,345,600    1,345,600
1M LIBOR CAP AT 4.50% 07/15/13                                   UNION BANK OF SWITZE            2,947,125    2,947,125
1199999. Subtotal - Caps - Other Derivative Transaction                                          4,292,725    4,292,725  XXX
1299999. Subtotal - Caps                                                                         4,292,725    4,292,725  XXX
2799999. Subtotal - Other Derivative Transactions                                              353,228,832  353,228,832  XXX
9999999. Totals                                                                                353,228,832  353,228,832  XXX

                               1                                      10           11            12            13           14
                                                                                            YEAR TO DATE     USED TO       OTHER
                                                                                             INCREASE/    ADJUST BASIS  INVESTMENT/
                                                                  STATEMENT       FAIR       (DECREASE)     OF HEDGED  MISCELLANEOUS
                          DESCRIPTION                               VALUE        VALUE     BY ADJUSTMENT      ITEM        INCOME
---------------------------------------------------------------  -----------  -----------  -------------  ------------ -------------
SPX PUT SPREAD 01/15/10                                           15,746,464   15,746,464
0799999. Subtotal - Put Options - Other Derivative Transaction   585,834,547  585,834,547        0             0             0
0899999. Subtotal - Put Options                                  585,834,547  585,834,547        0             0             0
CAPS - OTHER DERIVATIVE TRANSACTIONS
1M LIBOR CAP AT 4.50% 05/25/14                                       670,984      670,984
1M LIBOR CAP AT 4.50% 07/15/13                                       891,035      891,035
1199999. Subtotal - Caps - Other Derivative Transaction            1,562,020    1,562,020        0             0             0
1299999. Subtotal - Caps                                           1,562,020    1,562,020        0             0             0
2799999. Subtotal - Other Derivative Transactions                636,264,117  636,264,117        0             0             0
9999999. Totals                                                  636,264,117  636,264,117        0             0             0

                        SCHEDULE DB - PART B - SECTION 1

   Showing All Options, Caps, Floors and Insurance Futures Options Written and
                       In-Force at Current Statement Date

                               1                                       2            3         4         5                6
                                                                   NUMBER OF     DATE OF    STRIKE     DATE
                                                                 CONTRACTS OR   MATURITY,   PRICE,     OF
                                                                   NOTIONAL     EXPIRY, OR RATE OR   ISSUANCE/       EXCHANGE OR
                          DESCRIPTION                               AMOUNT     SETTLEMENT   INDEX    PURCHASE       COUNTERPARTY
---------------------------------------------------------------  ------------  ----------  -------  ----------  --------------------
CALL OPTIONS - OTHER DERIVATIVE TRANSACTIONS
USD PUT/JPY CALL @ 80 EO                                          500,000,000  01/07/2010    80.    02/25/2009  BARCLAYS BANK PLC
USD PUT/JPY CALL @ 80 EO                                          125,000,000  01/07/2010    80.    02/26/2009  DEUTSCHE BANK, AG
USD PUT/JPY CALL @ 80 EO                                          150,000,000  01/07/2010    80.    02/27/2009  DEUTSCHE BANK, AG
USD PUT/JPY CALL @ 80 EO                                          150,000,000  01/07/2010    80.    03/03/2009  JP MORGAN CHASE BANK
USD PUT/JPY CALL @ 80 EO                                          150,000,000  01/07/2010    80.    03/03/2009  BARCLAYS BANK PLC
0399999. Subtotal - Call Options - Other Derivative
         Transactions
0499999. Subtotal - Call Options
2799999. Subtotal - Other Derivative Transactions
9999999. Totals

                               1                                       7             8       9      10          11           12
                                                                                                                        YEAR TO DATE
                                                                                                                         INCREASE/
                                                                 CONSIDERATION     BOOK          STATEMENT     FAIR     (DECREASE)
                          DESCRIPTION                               RECEIVED       VALUE     *     VALUE      VALUE    BY ADJUSTMENT
---------------------------------------------------------------  -------------  ----------  ---  ---------  ---------  -------------
CALL OPTIONS - OTHER DERIVATIVE TRANSACTIONS
USD PUT/JPY CALL @ 80 EO                                            7,500,000    7,500,000       3,480,660  3,480,660
USD PUT/JPY CALL @ 80 EO                                            1,571,250    1,571,250         870,165    870,165
USD PUT/JPY CALL @ 80 EO                                            2,299,500    2,299,500       1,044,198  1,044,198
USD PUT/JPY CALL @ 80 EO                                            1,983,750    1,983,750       1,044,198  1,044,198
USD PUT/JPY CALL @ 80 EO                                            2,017,500    2,017,500       1,044,198  1,044,198
0399999. Subtotal - Call Options - Other Derivative
         Transactions                                              15,372,000   15,372,000  XXX  7,483,419  7,483,419        0
0499999. Subtotal - Call Options                                   15,372,000   15,372,000  XXX  7,483,419  7,483,419        0
2799999. Subtotal - Other Derivative Transactions                  15,372,000   15,372,000  XXX  7,483,419  7,483,419        0
9999999. Totals                                                    15,372,000   15,372,000  XXX  7,483,419  7,483,419        0

                               1                                      13          14
                                                                                OTHER
                                                                   USED TO   INVESTMENT/
                                                                    ADJUST  MISCELLANEOUS
                          DESCRIPTION                               BASIS      INCOME
---------------------------------------------------------------    -------  -------------
CALL OPTIONS - OTHER DERIVATIVE TRANSACTIONS
USD PUT/JPY CALL @ 80 EO
USD PUT/JPY CALL @ 80 EO
USD PUT/JPY CALL @ 80 EO
USD PUT/JPY CALL @ 80 EO
USD PUT/JPY CALL @ 80 EO
0399999. Subtotal - Call Options - Other Derivative
         Transactions                                                 0           0
0499999. Subtotal - Call Options                                      0           0
2799999. Subtotal - Other Derivative Transactions                     0           0
9999999. Totals                                                       0           0

                        SCHEDULE DB - PART C - SECTION 1

      Showing All Collar, Swap and Forwards Open at Current Statement Date

                                                         3              4              5
                                                      DATE OF         STRIKE        DATE OF
                                            2        MATURITY,        PRICE,        OPENING             6
                  1                      NOTIONAL   EXPIRY, OR       RATE OR      POSITION OR       EXCHANGE OR
             DESCRIPTION                  AMOUNT    SETTLEMENT   INDEX REC (PAY)   AGREEMENT       COUNTERPARTY
-------------------------------------  -----------  ----------  ----------------  -----------  --------------------
SWAPS - HEDGING TRANSACTIONS
CSWP: ZERO JPY(USD) 10/30/15           222,022,086  10/30/2015  JPY 0.000%(USD     01/30/2009  UNION BANK OF SWITZE
CSWP: ZERO JPY(USD) 10/31/09           221,923,245  10/31/2009  JPY 0.000%(USD     02/02/2009  DEUTSCHE BANK, AG
CSWP: ZERO JPY(USD) 10/31/10           221,923,245  10/31/2010  JPY 0.000%(USD     02/02/2009  DEUTSCHE BANK, AG
CSWP: ZERO JPY(USD) 10/31/11           221,762,815  10/31/2011  JPY 0.000%(USD     01/29/2009  BARCLAYS BANK PLC
CSWP: ZERO JPY(USD) 10/31/12           222,022,086  10/31/2012  JPY 0.000%(USD     01/30/2009  CREDIT SUISSE FB INT
CSWP: ZERO JPY(USD) 10/31/13           222,022,086  10/31/2013  JPY 0.000%(USD     01/30/2009  CREDIT SUISSE FB INT
CSWP: ZERO JPY(USD) 10/31/14           222,022,086  10/31/2014  JPY 0.000%(USD     01/30/2009  CREDIT SUISSE FB INT
CSWP: ZERO JPY(USD) 10/31/16           221,762,815  10/31/2016  JPY 0.000%(USD     01/29/2009  DEUTSCHE BANK, AG
CSWP: ZERO JPY(USD) 10/31/17           221,762,815  10/31/2017  JPY 0.000%(USD     01/29/2009  DEUTSCHE BANK, AG
CSWP: ZERO JPY(USD) 10/31/18           221,762,815  10/31/2018  JPY 0.000%(USD     01/29/2009  DEUTSCHE BANK, AG
CSWP: ZERO JPY(USD) 10/31/19           222,269,574  10/31/2019  JPY 0.000%(USD     01/28/2009  UNION BANK OF SWITZE
CSWP:USD 5.54%(EUR 6.63%) 07/11/11      14,838,955  07/11/2011  USD 5.536%(EUR     03/23/2006  HSBC BANK USA
CSWP:USD 5.63%(GBP 5.50%) 06/27/17       8,898,321  06/27/2017  USD 5.634%(GBP     10/12/2005  JP MORGAN CHASE BANK
CSWP:USD 5.67%(EUR 5.38%) 04/29/24      20,082,143  04/29/2024  USD 5.670%(EUR     02/21/2006  DEUTSCHE BANK, AG
CSWP:USD 5.69%(EUR 5.25%) 05/13/19      12,529,835  05/13/2019  USD 5.691%(EUR     08/20/2004  UNION BANK OF SWITZE
CSWP:USD 5.80%(GBP 6.63%) 08/09/17      15,258,276  08/09/2017  USD 5.795%(GBP     08/04/2004  MORGAN STANLEY CAP
CSWP:USD 7.13%(GBP 5.88%) 05/19/23      36,669,305  05/19/2023  USD 7.126%(GBP     07/12/2007  UNION BANK OF SWITZE
SWP: 2.53%(3ML) 02/09/14               100,000,000  02/09/2014  2.5275%(US3MLI     02/05/2009  BARCLAYS BANK PLC
SWP: FWD 4.48%(3ML) 08/15/39            15,000,000  08/15/2039  4.4750%(US3MLI     09/16/2008  GOLDMAN SACHS CAPITA
SWP: FWD 4.51%(3ML) 11/15/39            15,000,000  11/15/2039  4.5050%(US3MLI     09/16/2008  GOLDMAN SACHS CAPITA
SWP: FWD 4.54%(3ML) 02/15/40            15,000,000  02/15/2040  4.5350%(US3MLI     09/16/2008  GOLDMAN SACHS CAPITA
SWP: FWD 4.56%(3ML) 05/15/40            15,000,000  05/15/2040  4.5550%(US3MLI     09/16/2008  GOLDMAN SACHS CAPITA
SWP: FWD 4.58%(3ML) 08/15/40            15,000,000  08/15/2040  4.5750%(US3MLI     09/16/2008  GOLDMAN SACHS CAPITA
SWP: FWD 4.59%(3ML) 11/15/40            15,000,000  11/15/2040  4.5850%(US3MLI     09/16/2008  GOLDMAN SACHS CAPITA
SWP: FWD 4.61%(3ML) 02/15/41            15,000,000  02/15/2041  4.6050%(US3MLI     09/16/2008  GOLDMAN SACHS CAPITA
SWP: FWD 4.62%(3ML) 05/15/41            10,000,000  05/15/2041  4.6150%(US3MLI     09/16/2008  GOLDMAN SACHS CAPITA
SWP: FWD 4.63%(3ML) 08/15/41            10,000,000  08/15/2041  4.6250%(US3MLI     09/16/2008  GOLDMAN SACHS CAPITA
SWP: FWD 4.63%(3ML) 11/15/41            10,000,000  11/15/2041  4.6250%(US3MLI     09/16/2008  GOLDMAN SACHS CAPITA
SWP: FWD 4.64%(3ML) 02/15/42            10,000,000  02/15/2042  4.6350%(US3MLI     09/16/2008  GOLDMAN SACHS CAPITA
SWP: FWD 4.65%(3ML) 05/15/42            10,000,000  05/15/2042  4.6450%(US3MLI     09/16/2008  GOLDMAN SACHS CAPITA
SWP: FWD 4.66%(3ML) 08/15/42            10,000,000  08/15/2042  4.6550%(US3MLI     09/16/2008  GOLDMAN SACHS CAPITA
SWP: FWD 4.66%(3ML) 11/15/42            10,000,000  11/15/2042  4.6550%(US3MLI     09/16/2008  GOLDMAN SACHS CAPITA
SWP: FWD 4.67%(3ML) 02/15/43            10,000,000  02/15/2043  4.6650%(US3MLI     09/16/2008  GOLDMAN SACHS CAPITA

05999999. Subtotal - Swaps -
Hedging Transactions

SWAPS - OTHER DERIVATIVE TRANSACTIONS
CDS: AMERICAN STANDARD PAY 1.02%        10,000,000  06/20/2015  0.0000%(1.0200%)  12/12/2006   GOLDMAN SACHS CAPITA
CDS: AT&T MOBILITY LLC PAY 0.35%         2,700,000  12/20/2011  0.0000%(0.3500%)  09/17/2008   CREDIT SUISSE FB INT
CDS: CARDINAL HEALTH INC PAY 0.29%      10,300,000  06/20/2012  0.0000%(0.2900%)  11/15/2007   BARCLAYS BANK PLC
CDS: CBS CORP PAY 0.62%                 40,000,000  06/20/2011  0.0000%(0.6150%)  08/03/2007   BANK OF AMERICA, NA
CDS: CBS CORP PAY 1.75%                 16,500,000  09/20/2010  0.0000%(1.7500%)  09/17/2008   BARCLAYS BANK PLC
CDS: CMBX.NA.AAA.4 PAY 0.35%            35,000,000  02/17/2051  0.0000%(0.3500%)  09/15/2008   GOLDMAN SACHS CAPITA
CDS: CMBX.NA.AAA.4 REC 0.35%            35,000,000  02/17/2051  0.3500%(0.0000%)  09/19/2008   CITIBANK, N.A
CDS: CMBX.NA.AAA.5 PAY 0.35%            35,000,000  02/15/2051  0.0000%(0.3500%)  09/15/2008   GOLDMAN SACHS CAPITA
CDS: CMBX.NA.AAA.5 REC 0.35%            35,000,000  02/15/2051  0.3500%(0.0000%)  09/19/2008   MORGAN STANLEY CAP

                                                                                                       12            13
                                              7                                                   YEAR TO DATE     USED TO
                                           COST OR         8                10          11         INCREASE/    ADJUST BASIS
                  1                    (CONSIDERATION     BOOK      9    STATEMENT     FAIR        (DECREASE)     OF HEDGED
             DESCRIPTION                  RECEIVED)       VALUE     *      VALUE       VALUE     BY ADJUSTMENT      ITEM
-------------------------------------  --------------  ----------  ---  ----------  -----------  -------------  ------------
SWAPS - HEDGING TRANSACTIONS
CSWP: ZERO JPY(USD) 10/30/15                                                         (8,834,574)
CSWP: ZERO JPY(USD) 10/31/09                                                        (18,282,887)
CSWP: ZERO JPY(USD) 10/31/10                                                        (20,158,882)
CSWP: ZERO JPY(USD) 10/31/11                                                        (17,018,395)
CSWP: ZERO JPY(USD) 10/31/12                                                        (16,375,548)
CSWP: ZERO JPY(USD) 10/31/13                                                        (14,635,822)
CSWP: ZERO JPY(USD) 10/31/14                                                        (12,030,018)
CSWP: ZERO JPY(USD) 10/31/16                                                         (4,413,305)
CSWP: ZERO JPY(USD) 10/31/17                                                         (2,531,075)
CSWP: ZERO JPY(USD) 10/31/18                                                         (1,246,628)
CSWP: ZERO JPY(USD) 10/31/19                                                          3,632,186
CSWP:USD 5.54%(EUR 6.63%) 07/11/11                     (2,362,885)      (2,362,885)    (967,151)    (120,730)
CSWP:USD 5.63%(GBP 5.50%) 06/27/17                        530,178          530,178      946,180   (1,058,722)
CSWP:USD 5.67%(EUR 5.38%) 04/29/24                     (3,537,182)      (3,537,182)    (813,614)    (201,826)
CSWP:USD 5.69%(EUR 5.25%) 05/13/19                     (1,496,663)      (1,496,663)  (1,619,538)    (126,000)
CSWP:USD 5.80%(GBP 6.63%) 08/09/17                      2,083,465        2,083,465    1,812,969   (1,672,800)
CSWP:USD 7.13%(GBP 5.88%) 05/19/23                      6,957,555        6,957,555    9,914,396   (3,786,599)
SWP: 2.53%(3ML) 02/09/14                                                             (1,464,593)
SWP: FWD 4.48%(3ML) 08/15/39                                                            727,360
SWP: FWD 4.51%(3ML) 11/15/39                                                            668,200
SWP: FWD 4.54%(3ML) 02/15/40                                                            608,463
SWP: FWD 4.56%(3ML) 05/15/40                                                            534,978
SWP: FWD 4.58%(3ML) 08/15/40                                                            472,318
SWP: FWD 4.59%(3ML) 11/15/40                                                            400,762
SWP: FWD 4.61%(3ML) 02/15/41                                                            365,379
SWP: FWD 4.62%(3ML) 05/15/41                                                            212,211
SWP: FWD 4.63%(3ML) 08/15/41                                                            188,996
SWP: FWD 4.63%(3ML) 11/15/41                                                            158,325
SWP: FWD 4.64%(3ML) 02/15/42                                                            148,507
SWP: FWD 4.65%(3ML) 05/15/42                                                            143,845
SWP: FWD 4.66%(3ML) 08/15/42                                                            143,301
SWP: FWD 4.66%(3ML) 11/15/42                                                            133,003
SWP: FWD 4.67%(3ML) 02/15/43                                                            139,638
                                         ----------    ----------  ---   ---------  -----------   ----------        ---
05999999. Subtotal - Swaps -
Hedging Transactions                              0     2,174,467  XXX   2,174,467  (99,041,013)  (6,966,676)         0
                                         ----------    ----------  ---   ---------  -----------   ----------        ---
SWAPS - OTHER DERIVATIVE TRANSACTIONS
CDS: AMERICAN STANDARD PAY 1.02%                                          (312,850)    (312,850)
CDS: AT&T MOBILITY LLC PAY 0.35%                                           (11,509)     (11,509)
CDS: CARDINAL HEALTH INC PAY 0.29%                                          28,660       28,660
CDS: CBS CORP PAY 0.62%                                                  1,438,150    1,438,150
CDS: CBS CORP PAY 1.75%                                                    130,309      130,309
CDS: CMBX.NA.AAA.4 PAY 0.35%              4,181,767     4,181,767        9,369,500    9,369,500
CDS: CMBX.NA.AAA.4 REC 0.35%             (2,928,035)   (2,928,035)      (9,369,500)  (9,369,500)
CDS: CMBX.NA.AAA.5 PAY 0.35%              4,266,642     4,266,642        9,362,500    9,362,500
CDS: CMBX.NA.AAA.5 REC 0.35%             (3,133,051)   (3,133,051)      (9,362,500)  (9,362,500)

                                             14
                                           OTHER
                                        INVESTMENT/       15
                  1                    MISCELLANEOUS  POTENTIAL
             DESCRIPTION                   INCOME     EXPOSURE
-------------------------------------  -------------  ---------
SWAPS - HEDGING TRANSACTIONS
CSWP: ZERO JPY(USD) 10/30/15                           2,794,522
CSWP: ZERO JPY(USD) 10/31/09                             644,138
CSWP: ZERO JPY(USD) 10/31/10                           1,283,028
CSWP: ZERO JPY(USD) 10/31/11                           1,695,067
CSWP: ZERO JPY(USD) 10/31/12                           2,028,718
CSWP: ZERO JPY(USD) 10/31/13                           2,312,583
CSWP: ZERO JPY(USD) 10/31/14                           2,565,226
CSWP: ZERO JPY(USD) 10/31/16                           3,004,552
CSWP: ZERO JPY(USD) 10/31/17                           3,202,624
CSWP: ZERO JPY(USD) 10/31/18                           3,389,140
CSWP: ZERO JPY(USD) 10/31/19                           3,574,062
CSWP:USD 5.54%(EUR 6.63%) 07/11/11       (100,525)       105,715
CSWP:USD 5.63%(GBP 5.50%) 06/27/17         (9,910)       125,820
CSWP:USD 5.67%(EUR 5.38%) 04/29/24         60,781        386,824
CSWP:USD 5.69%(EUR 5.25%) 05/13/19          9,378        196,862
CSWP:USD 5.80%(GBP 6.63%) 08/09/17        (34,745)       217,331
CSWP:USD 7.13%(GBP 5.88%) 05/19/23        307,660        683,397
SWP: 2.53%(3ML) 02/09/14                  547,729      1,074,295
SWP: FWD 4.48%(3ML) 08/15/39                             411,785
SWP: FWD 4.51%(3ML) 11/15/39                             413,503
SWP: FWD 4.54%(3ML) 02/15/40                             415,214
SWP: FWD 4.56%(3ML) 05/15/40                             416,881
SWP: FWD 4.58%(3ML) 08/15/40                             418,578
SWP: FWD 4.59%(3ML) 11/15/40                             420,268
SWP: FWD 4.61%(3ML) 02/15/41                             421,951
SWP: FWD 4.62%(3ML) 05/15/41                             282,382
SWP: FWD 4.63%(3ML) 08/15/41                             283,496
SWP: FWD 4.63%(3ML) 11/15/41                             284,605
SWP: FWD 4.64%(3ML) 02/15/42                             285,710
SWP: FWD 4.65%(3ML) 05/15/42                             286,775
SWP: FWD 4.66%(3ML) 08/15/42                             287,871
SWP: FWD 4.66%(3ML) 11/15/42                             288,964
SWP: FWD 4.67%(3ML) 02/15/43                             290,052
                                        ---------     ----------
05999999. Subtotal - Swaps -
Hedging Transactions                      780,367     34,491,936
                                        ---------     ----------
SWAPS - OTHER DERIVATIVE TRANSACTIONS
CDS: AMERICAN STANDARD PAY 1.02%          (51,283)       122,223
CDS: AT&T MOBILITY LLC PAY 0.35%           (4,751)        21,234
CDS: CARDINAL HEALTH INC PAY 0.29%        (15,018)        88,833
CDS: CBS CORP PAY 0.62%                  (123,683)       280,899
CDS: CBS CORP PAY 1.75%                  (145,177)        91,298
CDS: CMBX.NA.AAA.4 PAY 0.35%              (62,951)     1,129,571
CDS: CMBX.NA.AAA.4 REC 0.35%               62,951      1,129,571
CDS: CMBX.NA.AAA.5 PAY 0.35%              (62,951)     1,129,496
CDS: CMBX.NA.AAA.5 REC 0.35%               62,951      1,129,496


                                      QE07

                                                        3               4               5
                                                      DATE OF        STRIKE         DATE OF                                 7
                                            2        MATURITY,       PRICE,         OPENING              6               COST OR
                  1                      NOTIONAL   EXPIRY, OR       RATE OR      POSITION OR       EXCHANGE OR      (CONSIDERATION
             DESCRIPTION                  AMOUNT    SETTLEMENT   INDEX REC (PAY)   AGREEMENT       COUNTERPARTY         RECEIVED)
-------------------------------------  -----------  ----------  ----------------  -----------  --------------------  --------------
CDS: COVENTRY HEALTH PAY 0.86%          17,900,000  03/20/2012  0.0000%(0.8600%)   01/15/2008  CITIBANK, N.A
CDS: DARDEN RESTAURANTS PAY 0.45%        7,100,000  03/20/2011  0.0000%(0.4450%)   05/09/2007  BANK OF AMERICA, NA
CDS: DARDEN RESTAURANTS PAY 1.00%        6,900,000  03/20/2016  0.0000%(1.0000%)   05/09/2007  BARCLAYS BANK PLC
CDS: FRENCH REPUBLIC PAY 0.97%          10,000,000  03/20/2014  0.0000%(0.9700%)   03/05/2009  BARCLAYS BANK PLC
CDS: GLENCORE INTL AG PAY 3.65%         25,000,000  06/20/2014  0.0000%(3.6500%)   09/17/2008  GOLDMAN SACHS CAPITA
CDS: INCO LIMITED PAY 0.25%              5,600,000  06/20/2012  0.0000%(0.2500%)   05/30/2007  MORGAN STANLEY CAP
CDS: ITRX EUROPE PAY 1.85%              34,661,250  06/20/2014  0.0000%(1.8500%)   06/17/2009  BARCLAYS BANK PLC        (988,768)
CDS: J.C.PENNEY REC 1.00%                7,900,000  12/20/2013  1.0000%(0.0000%)   06/05/2009  DEUTSCHE BANK, AG        (321,245)
CDS: JC PENNEY CO INC PAY 4.80%          1,900,000  12/20/2013  0.0000%(4.8000%)   12/18/2008  BANK OF AMERICA, NA
CDS: JC PENNEY CO INC PAY 5.30%          6,000,000  12/20/2013  0.0000%(5.3000%)   11/14/2008  BARCLAYS BANK PLC
CDS: KINGDOM OF SPAIN PAY 1.47%          5,000,000  03/20/2014  0.0000%(1.4700%)   03/03/2009  GOLDMAN SACHS CAPITA
CDS: KINGDOM OF SPAIN PAY 1.51%         10,000,000  03/20/2014  0.0000%(1.5100%)   03/05/2009  GOLDMAN SACHS CAPITA
CDS: KINGDOM OF SPAIN PAY 1.58%          5,000,000  03/20/2014  0.0000%(1.5800%)   02/20/2009  GOLDMAN SACHS CAPITA
CDS: KINGFISHER PLC PAY 6.00%           12,500,000  06/20/2013  0.0000%(6.0000%)   11/20/2008  DEUTSCHE BANK, AG
CDS: LIMITED BRANDS INC PAY 6.15%        6,413,000  12/20/2013  0.0000%(6.1500%)   11/14/2008  GOLDMAN SACHS CAPITA
CDS: MACYS INC PAY 1.25%                10,000,000  03/20/2012  0.0000%(1.2450%)   11/15/2007  MORGAN STANLEY CAP
CDS: MACYS INC PAY 7.25%                 3,134,657  12/20/2013  0.0000%(7.2500%)   11/14/2008  DEUTSCHE BANK, AG
CDS: MACYS INC PAY 7.30%                 3,418,343  12/20/2013  0.0000%(7.3000%)   11/14/2008  JP MORGAN CHASE BANK
CDS: MCKESSON CORP PAY 0.45%             7,700,000  03/20/2012  0.0000%(0.4500%)   01/08/2007  MERRILL LYNCH INTL
CDS: POTASH CORP SASKETC PAY 0.21%       9,600,000  06/20/2011  0.0000%(0.2100%)   05/30/2007  CITIBANK, N.A
CDS: QANTAS AIRWAYS LTD PAY 1.90%       10,000,000  06/20/2013  0.0000%(1.9000%)   09/17/2008  CITIBANK, N.A
CDS: SAFEWAY INC. PAY 0.24%              5,400,000  03/20/2011  0.0000%(0.2400%)   06/11/2007  CREDIT SUISSE FB INT
CDS: SEALED AIR CORP PAY 0.47%          20,000,000  06/20/2013  0.0000%(0.4670%)   04/28/2006  GOLDMAN SACHS CAPITA
CDS: STAPLES INC PAY 1.79%              34,000,000  12/20/2012  0.0000%(1.7900%)   09/16/2008  GOLDMAN SACHS CAPITA
CDS: TORCHMARK CORP PAY 0.77%           16,350,000  06/20/2016  0.0000%(0.7700%)   01/16/2008  GOLDMAN SACHS CAPITA
CDS: UKIN PAY 1.57%                      5,000,000  03/20/2014  0.0000%(1.5700%)   03/03/2009  GOLDMAN SACHS CAPITA
CDS: UKIN REC 0.80%                      1,666,667  03/20/2014  0.8000%(0.0000%)   06/19/2009  BANK OF AMERICA, NA
CDS: UKIN REC 0.86%                      2,500,000  03/20/2014  0.8600%(0.0000%)   06/18/2009  BANK OF AMERICA, NA
CDS: UKIN REC 1.00%                        833,333  03/20/2014  1.0000%(0.0000%)   06/22/2009  BANK OF AMERICA, NA         7,291
CDS: WEATHERFORD INTL PAY 0.80%         20,800,000  06/20/2012  0.0000%(0.8000%)   04/03/2008  CITIBANK, N.A
CDS: WEATHERFORD INTL PAY 1.05%         10,100,000  03/20/2018  0.0000%(1.0500%)   03/20/2008  MERRILL LYNCH INTL
CDS: WILLIAMS COS INC. PAY 0.75%        10,600,000  12/20/2010  0.0000%(0.7500%)   01/08/2008  MERRILL LYNCH INTL
CDS: XSTRATA PLC PAY 3.00%              15,000,000  12/20/2016  0.0000%(3.0000%)   09/18/2008  GOLDMAN SACHS CAPITA
CSWP:USD 3.92%(CHF 2.54%) 08/18/10       4,000,000  08/18/2010  USD 3.920%(CHF     07/25/2003  DEUTSCHE BANK, AG
CSWP:USD 3.92%(CHF 2.54%) 08/18/10       2,797,774  08/18/2010  USD 3.920%(CHF     03/02/2007  DEUTSCHE BANK, AG
CSWP:USD 5.43%(CAD 6.10%) 10/28/14      10,000,000  10/28/2014  USD 5.430%(CAD     10/01/2004  DEUTSCHE BANK, AG
CSWP:USD 6.02%(AUD 3MBBR) 06/27/16      30,000,000  06/27/2016  USD 6.020%(AUD     05/25/2006  HSBC BANK USA
CSWP:USD 6.22%(EUR 4.76%) 07/12/16      10,000,000  07/12/2016  USD 6.220%(EUR     06/14/2006  BANK OF AMERICA, NA
SWP: 2.56%(3ML) 01/20/22               400,000,000  01/20/2022  2.5600%(US3MLIB)   01/15/2009  DEUTSCHE BANK, AG
SWP: 3ML(5.63%) 06/16/21                46,500,000  06/16/2021  US3MLIB(5.6300%)   06/14/2006  MERRILL LYNCH CAP SV
SWP: 3ML(5.66%) 06/08/21                66,000,000  06/08/2021  US3MLIB(5.6600%)   06/06/2006  MERRILL LYNCH INTL
SWP: 3ML(TR EAFE IDX) 11/03/09         106,045,710  11/03/2009  US3MLIB(TR EAFE    10/30/2008  BARCLAYS BANK PLC
SWP: 4.30%(3ML) 06/16/21                46,500,000  06/16/2021  4.3000%(US3MLIB)   09/17/2008  HSBC BANK USA
SWP: 4.71%(3ML) 06/08/21                66,000,000  06/08/2021  4.7110%(US3MLIB)   04/25/2008  GOLDMAN SACHS CAPITA
SWP: DIVIDEND SWAP 12/31/10                100,000  12/31/2010  0.0000%(0.0000%)   04/26/2007  GOLDMAN SACHS INTL

                                                                                     12            13            14
                                                                                YEAR TO DATE     USED TO       OTHER
                                          8               10           11        INCREASE/    ADJUST BASIS   INVESTMENT/       15
                  1                      BOOK     9   STATEMENT       FAIR       (DECREASE)     OF HEDGED   MISCELLANEOUS  POTENTIAL
             DESCRIPTION                 VALUE    *     VALUE        VALUE     BY ADJUSTMENT      ITEM          INCOME      EXPOSURE
-------------------------------------  --------  --  -----------  -----------  -------------  ------------  -------------  ---------
CDS: COVENTRY HEALTH PAY 0.86%                         1,521,769    1,521,769                                     (77,398)   147,696
CDS: DARDEN RESTAURANTS PAY 0.45%                         87,268       87,268                                     (15,885)    46,565
CDS: DARDEN RESTAURANTS PAY 1.00%                         91,356       91,356                                     (34,692)    89,474
CDS: FRENCH REPUBLIC PAY 0.97%                          (290,575)    (290,575)                                    (31,525)   108,666
CDS: GLENCORE INTL AG PAY 3.65%                        1,811,313    1,811,313                                    (458,785)   278,818
CDS: INCO LIMITED PAY 0.25%                               85,638       85,638                                      (7,039)    48,298
CDS: ITRX EUROPE PAY 1.85%             (988,768)      (1,112,595)  (1,112,595)      (11,420)                      (25,082)   386,568
CDS: J.C.PENNEY REC 1.00%              (321,245)        (410,563)    (410,563)                                      5,486     83,575
CDS: JC PENNEY CO INC PAY 4.80%                         (189,753)    (189,753)                                    (45,853)    20,100
CDS: JC PENNEY CO INC PAY 5.30%                         (719,130)    (719,130)                                   (159,883)    63,475
CDS: KINGDOM OF SPAIN PAY 1.47%                         (162,263)    (162,263)                                    (24,296)    54,333
CDS: KINGDOM OF SPAIN PAY 1.51%                         (326,325)    (326,325)                                    (49,075)   108,666
CDS: KINGDOM OF SPAIN PAY 1.58%                         (186,675)    (186,675)                                    (28,528)    54,333
CDS: KINGFISHER PLC PAY 6.00%                         (2,079,625)  (2,079,625)                                   (377,083)   124,614
CDS: LIMITED BRANDS INC PAY 6.15%                       (860,512)    (860,512)                                   (198,295)    67,844
CDS: MACYS INC PAY 1.25%                                 728,713      728,713                                     (62,596)    82,512
CDS: MACYS INC PAY 7.25%                                (386,151)    (386,151)                                   (114,263)    33,162
CDS: MACYS INC PAY 7.30%                                (427,549)    (427,549)                                   (125,463)    36,163
CDS: MCKESSON CORP PAY 0.45%                             (41,484)     (41,484)                                    (17,421)    63,534
CDS: POTASH CORP SASKETC PAY 0.21%                       115,032      115,032                                     (10,136)    67,416
CDS: QANTAS AIRWAYS LTD PAY 1.90%                        (32,250)     (32,250)                                    (95,528)    99,691
CDS: SAFEWAY INC. PAY 0.24%                               39,204       39,204                                      (6,516)    35,416
CDS: SEALED AIR CORP PAY 0.47%                           577,135      577,135                                     (46,959)   199,383
CDS: STAPLES INC PAY 1.79%                              (616,845)    (616,845)                                   (305,991)   316,981
CDS: TORCHMARK CORP PAY 0.77%                          2,093,495    2,093,495                                     (63,297)   215,951
CDS: UKIN PAY 1.57%                                     (203,188)    (203,188)                                    (25,949)    54,333
CDS: UKIN REC 0.80%                                       10,643       10,643                                         407     18,111
CDS: UKIN REC 0.86%                                       22,633       22,633                                         717     27,166
CDS: UKIN REC 1.00%                       7,291           12,769       12,769                                         102      9,055
CDS: WEATHERFORD INTL PAY 0.80%                          233,584      233,584                                     (83,662)   179,391
CDS: WEATHERFORD INTL PAY 1.05%                          159,201      159,201                                     (53,320)   149,176
CDS: WILLIAMS COS INC. PAY 0.75%                          15,662       15,662                                     (39,971)    64,346
CDS: XSTRATA PLC PAY 3.00%                               157,500      157,500                                    (226,250)   205,114
CSWP:USD 3.92%(CHF 2.54%) 08/18/10                      (954,444)    (954,444)                                     21,381     21,300
CSWP:USD 3.92%(CHF 2.54%) 08/18/10                      (667,580)    (667,580)                                     14,041     14,898
CSWP:USD 5.43%(CAD 6.10%) 10/28/14                    (1,520,843)  (1,520,843)                                    (51,753)   115,450
CSWP:USD 6.02%(AUD 3MBBR) 06/27/16                     2,098,610    2,098,610                                     307,384    396,785
CSWP:USD 6.22%(EUR 4.76%) 07/12/16                      (585,675)    (585,675)                                     56,740    132,650
SWP: 2.56%(3ML) 01/20/22                             (56,757,936) (56,757,936)                                  2,608,422  7,090,028
SWP: 3ML(5.63%) 06/16/21                              (7,795,844)  (7,795,844)                                   (956,378)   804,392
SWP: 3ML(5.66%) 06/08/21                             (11,248,626) (11,248,626)                                 (1,357,777) 1,140,671
SWP: 3ML(TR EAFE IDX) 11/03/09                       (13,923,607) (13,923,607)                                               311,531
SWP: 4.30%(3ML) 06/16/21                               1,768,721    1,768,721                                     647,153    804,392
SWP: 4.71%(3ML) 06/08/21                               5,153,234    5,153,234                                   1,044,607  1,140,671
SWP: DIVIDEND SWAP 12/31/10                            1,203,140    1,203,140                                                    613


                                     QE07.1

              1                      2             3              4              5                 6                  7
                                                DATE OF        STRIKE         DATE OF
                                               MATURITY,       PRICE,         OPENING                              COST OR
                                  NOTIONAL    EXPIRY, OR       RATE OR      POSITION OR       EXCHANGE OR      (CONSIDERATION
         DESCRIPTION               AMOUNT     SETTLEMENT   INDEX REC (PAY)   AGREEMENT       COUNTERPARTY         RECEIVED)
-----------------------------  -------------  ----------  ----------------  -----------  --------------------  --------------
SWP: GMWB (0.232) 06/30/57     5,042,940,229  06/30/2057  0.0000%(0.2320%)   06/18/2007  MORGAN STANLEY INTL
SWP: ZERO 2.50%(3ML) 12/22/23    135,000,000  12/22/2023  2.5018%(US3MLIB)   12/18/2008  CREDIT SUISSE FB INT
TRSWP: 3ML(SPTR IDX) 10/30/09    244,220,400  10/30/2009  US3MLIB(SPTR)      10/27/2008  BARCLAYS BANK PLC

07999999. Subtotal - Swaps -
Other Derivative Transactions                                                                                     1,084,601
                                                                                                                  ---------
08999999. Subtotal - Swaps                                                                                        1,084,601
                                                                                                                  ---------
FORWARDS - OTHER DERIVATIVE TRANSACTIONS
BUY EUR for JPY at 0.0074         14,859,400  07/02/2009  EUR (JPY)          06/30/2009  MORGAN STANLEY CAP
BUY JPY for EUR at 113.8300       18,920,423  02/04/2010  JPY (EUR)          02/02/2009  MORGAN STANLEY CAP
BUY JPY for EUR at 118.9964       17,848,706  12/02/2009  JPY (EUR)          12/01/2008  DEUTSCHE BANK, AG
BUY JPY for EUR at 121.8000       17,285,206  11/04/2009  JPY (EUR)          12/01/2008  JP MORGAN CHASE BANK
BUY JPY for EUR at 121.9350       17,374,419  03/03/2010  JPY (EUR)          02/27/2009  MORGAN STANLEY CAP
BUY JPY for EUR at 123.9080       18,753,447  01/05/2010  JPY (EUR)          12/31/2008  BANK OF AMERICA, NA
BUY JPY for EUR at 130.1080       17,211,704  04/06/2010  JPY (EUR)          03/31/2009  MORGAN STANLEY CAP
BUY JPY for EUR at 131.1900       17,103,476  05/07/2010  JPY (EUR)          05/04/2009  MORGAN STANLEY CAP
BUY JPY for EUR at 133.9518       17,809,439  06/04/2010  JPY (EUR)          05/29/2009  MORGAN STANLEY CAP
BUY JPY for EUR at 134.3250       17,619,319  07/02/2010  JPY (EUR)          06/30/2009  MORGAN STANLEY CAP
BUY JPY for EUR at 144.5350       16,012,810  10/02/2009  JPY (EUR)          12/01/2008  HSBC BANK USA
BUY JPY for EUR at 153.6090       15,664,593  09/03/2009  JPY (EUR)          12/01/2008  HSBC BANK USA
BUY JPY for EUR at 160.4711       16,036,979  07/02/2009  JPY (EUR)          12/01/2008  MORGAN STANLEY CAP
BUY JPY for EUR at 161.7300       15,728,362  08/04/2009  JPY (EUR)          12/01/2008  HSBC BANK USA

11999999. Subtotal - Forwards -
Other Derivative Transactions                                                                                             0
                                                                                                                  ---------
12999999. Subtotal - Forwards                                                                                             0
                                                                                                                  ---------
25999999. Subtotal - Hedging
Transactions                                                                                                              0
                                                                                                                  ---------
27999999. Subtotal - Other
Derivative Transactions                                                                                           1,084,601
                                                                                                                  ---------
99999999. Total                                                                                                   1,084,601
                                                                                                                  =========

              1                    8       9        10           11             12            13             14           15
                                                                           YEAR TO DATE     USED TO        OTHER
                                                                            INCREASE/    ADJUST BASIS   INVESTMENT/
                                  BOOK          STATEMENT       FAIR        (DECREASE)     OF HEDGED   MISCELLANEOUS   POTENTIAL
         DESCRIPTION             VALUE     *      VALUE         VALUE     BY ADJUSTMENT      ITEM         INCOME        EXPOSURE
-----------------------------  ---------  ---  -----------  ------------  -------------  ------------  -------------  -----------
SWP: GMWB (0.232) 06/30/57                     233,229,430   233,229,430                                 (5,622,847)  174,752,390
SWP: ZERO 2.50%(3ML) 12/22/23                  (29,512,481)  (29,512,481)                                   785,577     2,569,230
TRSWP: 3ML(SPTR IDX) 10/30/09                  (19,025,482)  (19,025,482)                                                 705,969
                                               -----------   -----------                                              -----------
07999999. Subtotal - Swaps -
Other Derivative Transactions  1,084,601  XXX  102,450,808   102,450,808       (11,420)        0         (5,647,392)  198,663,519
                               ---------       -----------   -----------    ----------       ---         ----------   -----------
08999999. Subtotal - Swaps     3,259,069  XXX  104,625,275     3,409,795    (6,978,096)        0         (4,867,025)  233,155,454
                               ---------       -----------   -----------    ----------       ---         ----------   -----------
FORWARDS - OTHER DERIVATIVE TRANSACTIONS
BUY EUR for JPY at 0.0074                            3,806         3,806                                                    5,500
BUY JPY for EUR at 113.8300                     (3,254,224)   (3,254,224)                                                  73,278
BUY JPY for EUR at 118.9964                     (2,371,858)   (2,371,858)                                                  58,156
BUY JPY for EUR at 121.8000                     (1,921,692)   (1,921,692)                                                  50,980
BUY JPY for EUR at 121.9350                     (1,856,704)   (1,856,704)                                                  71,318
BUY JPY for EUR at 123.9080                     (1,567,490)   (1,567,490)                                                  67,474
BUY JPY for EUR at 130.1080                       (621,229)     (621,229)                                                  75,375
BUY JPY for EUR at 131.1900                       (457,321)     (457,321)                                                  78,938
BUY JPY for EUR at 133.9518                        (72,714)      (72,714)                                                  85,817
BUY JPY for EUR at 134.3250                        (11,697)      (11,697)                                                  88,338
BUY JPY for EUR at 144.5350                      1,142,131     1,142,131                                                   40,631
BUY JPY for EUR at 153.6090                      2,108,091     2,108,091                                                   33,052
BUY JPY for EUR at 160.4711                      2,759,919     2,759,919                                                    5,936
BUY JPY for EUR at 161.7300                      2,881,126     2,881,126                                                   24,352
                                               -----------   -----------                                              -----------
11999999. Subtotal - Forwards -
Other Derivative Transactions          0  XXX   (3,239,856)   (3,239,856)            0         0                  0       759,145
                               ---------       -----------   -----------    ----------       ---         ----------   -----------
12999999. Subtotal - Forwards          0  XXX   (3,239,856)   (3,239,856)            0         0                  0       759,145
                               ---------       -----------   -----------    ----------       ---         ----------   -----------
25999999. Subtotal - Hedging
Transactions                   2,174,467  XXX    2,174,467  (99,041,013)    (6,966,676)        0             780,367   34,491,936
                               ---------       -----------   -----------    ----------       ---         ----------   -----------
27999999. Subtotal - Other
Derivative Transactions        1,084,601  XXX   99,210,952    99,210,952       (11,420)        0         (5,647,392)  199,422,664
                               ---------       -----------   -----------    ----------       ---         ----------   -----------
99999999. Total                3,259,069  XXX  101,385,420       169,940    (6,978,096)        0         (4,867,025)  233,914,600
                               =========       ===========   ===========    ==========       ===         ==========   ===========

                        SCHEDULE DB - PART D - SECTION 1

    Showing All Futures Contracts and Insurance Futures Contracts at Current
                                 Statement Date

                1                                      2           3            4              5             6           7




                                                                                                                      DATE OF
                                                   NUMBER OF   MATURITY      ORIGINAL       CURRENT      VARIATION    OPENING
          DESCRIPTION                              CONTRACTS     DATE         VALUE          VALUE         MARGIN    POSITION
--------------------------------                   ---------  ----------  -------------  -------------  ----------  ----------
LONG FUTURES POSITIONS - OTHER DERIVATIVE TRANSACTIONS
SEP US LONG BOND                                        532   09/21/2009     62,147,866     62,967,188     819,322  05/27/2009
                                                                          -------------  -------------  ----------
0399999. Subtotal - Long Futures Positions
- Other Derivative Transactions                                              62,147,866     62,967,188     819,322  XXX
                                                                          -------------  -------------  ----------
0499999. Subtotal - Long Futures Positions                                   62,147,866     62,967,188     819,322  XXX
                                                                          -------------  -------------  ----------
SHORT FUTURES POSITIONS - OTHER DERIVATIVE TRANSACT IONS
SEP S&P500 EMINI                                     32,370   09/18/2009  1,517,927,543  1,481,736,750  36,190,793  06/15/2009
SEP NASDAQ 100 E-MINI                                 3,546   09/18/2009    105,825,279    104,695,650   1,129,629  06/15/2009
                                                                          -------------  -------------  ----------
0799999. Subtotal - Short Futures Positions
 - Other Derivative Transactions                                          1,623,752,822  1,586,432,400  37,320,422  XXX
                                                                          -------------  -------------  ----------
0899999. Subtotal - Short Futures Positions                               1,623,752,822  1,586,432,400  37,320,422  XXX
                                                                          -------------  -------------  ----------
2799999. Subtotal - Other Derivative Transactions                         1,685,900,688  1,649,399,588  38,139,744  XXX
                                                                          -------------  -------------  ----------
9999999. Totals                                                           1,685,900,688  1,649,399,588  38,139,744  XXX
                                                                          =============  =============  ==========

                1                                               8                  9      VARIATION MARGIN INFORMATION        13
                                                                                         ------------------------------
                                                                                             10         11        12
                                                                                                      USED TO
                                                                                                      ADJUST
                                                                                                     BASIS OF
                                                           EXCHANGE OR           CASH                 HEDGED              POTENTIAL
          DESCRIPTION                                      COUNTERPARTY         DEPOSIT  RECOGNIZED    ITEM    DEFERRED    EXPOSURE
--------------------------------                   ---------------------------  -------  ----------  --------  --------  -----------
LONG FUTURES POSITIONS - OTHER DERIVATIVE TRANSACTIONS
SEP US LONG BOND                                   Chicago BoardofTrade                     819,321                        1,702,400
                                                                                         ----------                      -----------
0399999. Subtotal - Long Futures Positions
- Other Derivative Transactions                                XXX                 0        819,321      0         0       1,702,400
                                                                                 ---     ----------    ---       ---     -----------
0499999. Subtotal - Long Futures Positions                     XXX                 0        819,321      0         0       1,702,400
                                                                                 ---     ----------    ---       ---     -----------
SHORT FUTURES POSITIONS - OTHER DERIVATIVE TRANSACTIONS
SEP S&P500 EMINI                                   Chicago Mercantile Exchange           36,190,793                      258,960,000
SEP NASDAQ 100 E-MINI                              Chicago Mercantile Exchange            1,129,629                        9,928,800
                                                                                         ----------                      -----------
0799999. Subtotal - Short Futures Positions
 - Other Derivative Transactions                               XXX                 0     37,320,422      0         0     268,888,800
                                                                                 ---     ----------    ---       ---     -----------
0899999. Subtotal - Short Futures Positions                    XXX                 0     37,320,422      0         0     268,888,800
                                                                                 ---     ----------    ---       ---     -----------
2799999. Subtotal - Other Derivative Transactions              XXX                 0     38,139,743      0         0     270,591,200
                                                                                 ---     ----------    ---       ---     -----------
9999999. Totals                                                XXX                 0     38,139,743      0         0     270,591,200
                                                                                 ===     ==========    ===       ===     ===========


                                     QE07.2

                1                     2           3            4              5             6           7




                                                                                                     DATE OF
                                  NUMBER OF   MATURITY      ORIGINAL       CURRENT      VARIATION    OPENING
          DESCRIPTION             CONTRACTS     DATE         VALUE          VALUE         MARGIN    POSITION
--------------------------------  ---------  ----------  -------------  -------------  ----------  ----------

                1                                               8                  9      VARIATION MARGIN INFORMATION        13
                                                                                         ------------------------------
                                                                                             10         11        12
                                                                                                      USED TO
                                                                                                      ADJUST
                                                                                                     BASIS OF
                                                           EXCHANGE OR           CASH                 HEDGED              POTENTIAL
          DESCRIPTION                                      COUNTERPARTY         DEPOSIT  RECOGNIZED    ITEM    DEFERRED    EXPOSURE
--------------------------------                   ---------------------------  -------  ----------  --------  --------  -----------



                                     QE07.3

                           SCHEDULE E - PART 1 - CASH

                          Month End Depository Balances

                                                                                              4                5
                                                                                3         AMOUNT OF         AMOUNT OF
                                                                               RATE        INTEREST     INTEREST ACCRUED
                                  1                                      2      OF     RECEIVED DURING     AT CURRENT
                             DEPOSITORY                                CODE  INTEREST  CURRENT QUARTER   STATEMENT DATE
---------------------------------------------------------------------  ----  --------  ---------------  ----------------
OPEN DEPOSITORIES
Bank of America N.A. (Hartford)             Springfield, MA
Bank of America N.A. (Hartford)             Springfield, MA
Bank of America N.A. (Hartford)             Springfield, MA
Bank of America N.A. (Hartford)             Springfield, MA
Bank One, NA                                Chicago, IL
JPMorgan Chase Bank - GB                    London, England
JPMorgan Chase Bank - GB                    London, England
JPMorgan Chase Bank - GB                    London, England
JPMorgan Chase Bank, National Association.  New York City, NY
JPMorgan Chase Bank, National Association.  New York City, NY
JPMorgan Chase Bank, National Association.  New York City, NY
U.S. Bank N.A. (Cincinnati)                 Milwaukee, WI
Wachovia Bank N.A. ((NJ/PA/NY)              Avondale, PA
Wells Fargo Bank, N.A                       San Francisco, CA
Wells Fargo Bank, N.A                       San Francisco, CA
0199998. Deposits in.....65 depositories that do not
         exceed the allowable limit
         in any one depository (see Instructions) - Open Depositories   XXX     XXX        (5,700)
                                                                                           ------
0199999. Total Open Depositories                                        XXX     XXX        (5,700)              0
                                                                                           ------             ---
0399999. Total Cash on Deposit                                          XXX     XXX        (5,700)              0
                                                                                           ------             ---
0599999. Total Cash                                                     XXX     XXX        (5,700)              0
                                                                                           ------             ---

                                                                             BOOK BALANCE AT END OF EACH
                                                                            MONTH DURING CURRENT QUARTER
                                                                       --------------------------------------
                                  1                                         6            7             8        9
                             DEPOSITORY                                FIRST MONTH  SECOND MONTH  THIRD MONTH   *
---------------------------------------------------------------------  -----------  ------------  -----------  ---
OPEN DEPOSITORIES
Bank of America N.A. (Hartford)             Springfield, MA                100,000       101,861      100,000  XXX
Bank of America N.A. (Hartford)             Springfield, MA              2,414,396    25,371,577   16,273,845  XXX
Bank of America N.A. (Hartford)             Springfield, MA                276,155       371,943      100,000  XXX
Bank of America N.A. (Hartford)             Springfield, MA                356,459       399,453       50,721  XXX
Bank One, NA                                Chicago, IL                    170,266       118,739      172,901  XXX
JPMorgan Chase Bank - GB                    London, England                376,211       407,899      384,876  XXX
JPMorgan Chase Bank - GB                    London, England             51,407,290    52,985,242   52,437,221  XXX
JPMorgan Chase Bank - GB                    London, England                           16,546,189   18,787,324  XXX
JPMorgan Chase Bank, National Association.  New York City, NY                  532           536      107,545  XXX
JPMorgan Chase Bank, National Association.  New York City, NY                  459           288      126,608  XXX
JPMorgan Chase Bank, National Association.  New York City, NY           (4,693,587)          605          892  XXX
U.S. Bank N.A. (Cincinnati)                 Milwaukee, WI                  134,681       162,699       50,097  XXX
Wachovia Bank N.A. ((NJ/PA/NY)              Avondale, PA                   130,748       130,748      120,065  XXX
Wells Fargo Bank, N.A                       San Francisco, CA              274,737       257,219      148,808  XXX
Wells Fargo Bank, N.A                       San Francisco, CA           10,657,137     6,218,157    4,544,540  XXX
0199998. Deposits in.....65 depositories that do not
         exceed the allowable limit
         in any one depository (see Instructions) - Open Depositories      466,022       361,312      536,837  XXX
                                                                        ----------   -----------   ----------
0199999. Total Open Depositories                                        62,071,506   103,434,467   93,942,280  XXX
                                                                        ----------   -----------   ----------
0399999. Total Cash on Deposit                                          62,071,506   103,434,467   93,942,280  XXX
                                                                        ----------   -----------   ----------
0599999. Total Cash                                                     62,071,506   103,434,467   93,942,280  XXX
                                                                        ----------   -----------   ----------


                                      QE08

                     SCHEDULE E - PART 2 - CASH EQUIVALENTS

                  Show Investments Owned End of Current Quarter

                                                  3          4          5             6                 7                  8
                   1                     2      DATE      RATE OF   MATURITY    BOOK/ADJUSTED  AMOUNT OF INTEREST  AMOUNT RECEIVED
              DESCRIPTION              CODE   ACQUIRED   INTEREST     DATE     CARRYING VALUE     DUE & ACCRUED      DURING YEAR
-------------------------------------  ----  ----------  --------  ----------  --------------  ------------------  ---------------
SWEEP ACCOUNTS
Fidelity Institutional Money Market
Government Portfolio - Class I (0057)        06/30/2009    0.220   07/01/2009       7,690                               2,531
8499999. Total - Sweep Accounts                                                     7,690              0                2,531
8699999. Total - Cash Equivalents                                                   7,690              0                2,531


                                      QE09

                                     PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) All financial statements are included in Part A and Part B of the Registration Statement.
(b)    (1)    Resolution of the Board of Directors of Hartford Life and Annuity
              Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)
       (2)    Not applicable.
       (3)    (a) Amended and Restated Principal Underwriter Agreement.(2)
       (3)    (b) Form of Dealer Agreement.(1)
       (4)    Form of Individual Flexible Premium Variable Annuity Contract.(3)
       (5)    Form of Application.(4)
       (6)    (a) Certificate of Incorporation of Hartford.(5)
       (6)    (b) Bylaws of Hartford.(3)
       (7)    Form of Reinsurance Agreement.(2)
       (8)    Form of Fund Participation Agreement.(1)
       (9)    Opinion and Consent of Richard J. Wirth, Assistant General
              Counsel.
       (10)   Consent of Deloitte & Touche LLP.
       (11)   No financial statements are omitted.
       (12)   Not applicable.
       (99)   Copy of Power of Attorney.

------------

(1) Incorporated by reference to the Initial Registration Statement File No. 333-148565 dated January 9, 2008.

(2) Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-148564 filed on February 9, 2009.

(3) Incorporated by reference to Post-Effective Amendment No. 10 to the Registration Statement File No. 333-136548 filed on August 14, 2009.

(4) Incorporated by reference to Post-Effective Amendment No. 10 to the Registration Statement File No. 333-136547 filed on August 14, 2009.

(5) Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement File No. 333-136545 filed on May 1, 2009.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Ricardo Anzaldua                    Senior Vice President, Assistant Secretary
Robert Arena                        Executive Vice President
David A. Carlson                    Director of Taxes, Senior Vice President
Richard G. Costello                 Assistant Secretary
Rochelle S. Cummings                Vice President
James Davey                         Executive Vice President
Jennifer J. Geisler                 Senior Vice President
Ronald R. Gendreau                  Executive Vice President
John N. Giamalis                    Senior Vice President, Treasurer
Christopher M. Grinnell             Assistant Vice President
Daniel R. Guilbert                  Actuary, Chief Risk Officer Senior Vice President
Christopher J. Hanlon               Senior Vice President
Charles E. Hunt                     Vice President
Donald C. Hunt                      Secretary
Jeannie M. Iannello                 Vice President
Anne Iezzi                          Chief Compliance Officer, Vice President
Stephen T. Joyce                    Executive Vice President
Thomas P. Kalmbach                  Actuary, Vice President
Michael Knipper                     Senior Vice President
Diane Krajewski                     Assistant Vice President
Alan J. Kreczko                     Executive Vice President, General Counsel
Glenn D. Lammey                     Chief Financial Officer, Executive Vice President, Director*
Kenneth A. McCullum                 Actuary, Senior Vice President
Gregory McGreevey                   Executive Vice President, Chief Investment Officer and Director*
Ernest M. McNeill, Jr.              Senior Vice President, Chief Accounting Officer*
William P. Meaney                   Senior Vice President
Jonathan L. Mercier                 Assistant Vice President
Peter J. Michalik                   Vice President
John J. Mittelstadt                 Assistant Vice President
Brian Murphy                        Executive Vice President
Brian O'Connell                     Chief Information Officer, Vice President
Jamie Ohl                           Senior Vice President
Colleen B. Pernerewski              Chief Compliance Officer of Separate Accounts
Craig R. Raymond                    Senior Vice President
Sharon A. Ritchey                   Executive Vice President
Michael J. Roscoe                   Actuary, Senior Vice President
Richard Rubin                       Assistant Vice President
Wade A. Seward                      Vice President
D. Keith Sloane                     Senior Vice President
Richard Smolinski                   Actuary, Assistant Vice President
Martin A. Swanson                   Vice President
Charles D. Tatro                    Actuary, Vice President
James E. Trimble                    Chief Actuary, Senior Vice President
Charles N. Vest                     Actuary, Vice President
Andrew J. Waggoner                  Vice President
John C. Walters                     President, Chief Executive Officer, Chairman of the Board, Director*
Richard J. Wirth                    Assistant Vice President

Unless otherwise indicated, the principle business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

* Denotes Board of Directors.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

     Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement File No. 333-148564 filed February 9, 2009.

ITEM 27.  NUMBER OF CONTRACT OWNERS

     As of June 30, 2009, there were 262,091 Contract Owners.

ITEM 28.  INDEMNIFICATION

     Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

     ARTICLE VIII, Section 1(a) of the By-laws of the Depositor (as amended and restated effective July 25, 2000) provides that the Corporation, to the fullest extent permitted by applicable law as then in effect, shall indemnify any person who was or is a director or officer of the Corporation and who was or is threatened to be made a defendant or respondent in any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative and whether formal or informal (including, without limitation, any action, suit or proceeding by or in the right of the Corporation to procure a judgment in its favor) (each, a Proceeding"), by reason of the fact that such a person was or is a director or officer of the Corporation or, while a director or officer of the Corporation, is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another domestic or foreign corporation, partnership, joint venture, trust, employee benefit plan or other entity (a "Covered Entity"), against all expenses (including attorneys' fees), judgments, fines and amounts paid in settlement and actually and reasonably incurred by such person in connection with such Proceeding. Any such former or present director or officer of the Corporation finally determined to be entitled to indemnification as provided in this Article VIII is hereinafter called an "Indemnitee". Until such final determination is made such former or present director or officer shall be a "Potential Indemnitee" for purposes of this Article VIII. Notwithstanding the foregoing provisions of this Section 1(a), the Corporation shall not indemnify an Indemnitee with respect to any Proceeding commenced by such Indemnitee unless the commencement of such Proceeding by such Indemnitee has been approved by a majority vote of the Disinterested Directors (as defined in Section 5(d)); provided however, that such approval of a majority of the Disinterested Directors shall not be required with respect to any Proceeding commenced by such Indemnitee after a Change in Control (as defined in Section 5(d)) has occurred.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

       (a) HSD acts as principal underwriter for the following investment companies:

     Hartford Life Insurance Company - DC Variable Account I

     Hartford Life Insurance Company - Separate Account One

     Hartford Life Insurance Company - Separate Account Two

     Hartford Life Insurance Company - Separate Account Two (DC Variable Account
     II)

     Hartford Life Insurance Company - Separate Account Two (QP Variable
     Account)

     Hartford Life Insurance Company - Separate Account Two (Variable Account
     "A")

     Hartford Life Insurance Company - Separate Account Two (NQ Variable
     Account)

     Hartford Life Insurance Company - Separate Account Ten

     Hartford Life Insurance Company - Separate Account Three

     Hartford Life Insurance Company - Separate Account Five

     Hartford Life Insurance Company - Separate Account Seven

     Hartford Life Insurance Company - Separate Account Eleven

     Hartford Life Insurance Company - Separate Account Twelve

     Hartford Life and Annuity Insurance Company - Separate Account One

     Hartford Life and Annuity Insurance Company - Separate Account Ten

     Hartford Life and Annuity Insurance Company - Separate Account Three

     Hartford Life and Annuity Insurance Company - Separate Account Five

     Hartford Life and Annuity Insurance Company - Separate Account Six

     Hartford Life and Annuity Insurance Company - Separate Account Seven

       (b) Directors and Officers of HSD

                                                              POSITIONS AND OFFICES
NAME                                                             WITH UNDERWRITER
----------------------------------------------------------------------------------------------------------------
Robert Arena (1)                  Senior Vice President/ Business Line Principal and Director
Diana Benken (1)                  Chief Financial Officer and Controller/FINOP
Kevin M. Connor (2)               Director
James Davey (1)                   Executive Vice President and Director
Peter E. Delahanty (1)            Senior Vice President/IIP Marketing
John N. Giamalis (3)              Treasurer
Stephen T. Joyce (1)              Senior Vice President/Business Line Principal
Kenneth A. McCullum (1)           Senior Vice President
Vernon Meyer (1)                  Senior Vice President
Jamie Ohl (1)                     Senior Vice President/Business Line Principal
Mark A. Sides (4)                 Chief Legal Officer and Secretary
Keith D. Sloane                   Senior Vice President
Martin A. Swanson (1)             Vice President/Marketing
John C. Walters (1)               Chief Executive Officer and President and Director
Christopher S. Conner (2)         AML Compliance Officer and Chief Compliance Officer

------------

(1)  Address: 200 Hopmeadow Street, Simsbury, CT 06089

(2)  Address: 1500 Liberty Ridge Dr., Wayne, PA 19087

(3)  Address: One Hartford Plaza, Hartford, CT 06115

(4)  Address: 500 Bielenberg Dr., Woodbury, MN 55125

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

ITEM 31.  MANAGEMENT SERVICES

     All management contracts are discussed in Part A and Part B of this Registration Statement.

ITEM 32.  UNDERTAKINGS

       (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

       (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

       (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

       (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 24th day of August, 2009.

HARTFORD LIFE AND ANNUITY
INSURANCE COMPANY
SEPARATE ACCOUNT SEVEN
(Registrant)

By:    John C. Walters*                     *By:   /s/ Richard J. Wirth
       -----------------------------------         -----------------------------------
       John C. Walters                             Richard J. Wirth
       President, Chief Executive Officer          Attorney-in-Fact
       and Chairman of the Board

HARTFORD LIFE AND ANNUITY
INSURANCE COMPANY
(Depositor)

By:    John C. Walters*
       -----------------------------------
       John C. Walters
       President, Chief Executive Officer
       and Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

Glenn D. Lammey, Chief Financial Officer, Executive Vice
 President, Director*
Gregory McGreevey, Executive Vice President and
 Chief Financial Officer, Director*                           *By:   /s/ Richard J. Wirth
                                                                     -----------------------------------
Ernest M. McNeill, Jr., Chief Accounting Officer,                    Richard J. Wirth
 Senior Vice President*                                              Attorney-in-Fact
John C. Walters, President, Chief Executive                   Date:  August 24, 2009
 Officer, Chairman of the Board, Director*

333-148565

                                 EXHIBIT INDEX

    (9)  Opinion and Consent of Richard J. Wirth, Assistant General Counsel
   (10)  Consent of Deloitte & Touche LLP.
   (99)  Power of Attorney